================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                                 VALIC Company I
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31
Date of reporting period: November 30, 2006

================================================================================

Item 1. Reports to Stockholders

                                                                VALIC Company I


                                                             Semi-Annual Report

                                                              November 30, 2006

VALIC Company I
SEMI-ANNUAL REPORT NOVEMBER 30, 2006
--------------------------------------------------------------------------------


TABLE OF CONTENTS


President's Letter.........................................................
                                                                              1

Expense Example............................................................
                                                                              2

Schedule of Investments:

   Asset Allocation Fund...................................................   4
   Blue Chip Growth Fund...................................................  19
   Broad Cap Value Income Fund.............................................  23
   Capital Conservation Fund...............................................  26
   Core Equity Fund........................................................  37
   Core Value Fund (formerly Income & Growth Fund).........................  40
   Foreign Value Fund......................................................  45
   Global Equity Fund......................................................  48
   Global Strategy Fund....................................................  52
   Government Securities Fund..............................................  57
   Growth & Income Fund....................................................  60
   Health Sciences Fund....................................................  63
   Inflation Protected Fund................................................  70
   International Equities Fund.............................................  72
   International Government Bond Fund......................................  86
   International Growth I Fund.............................................  91
   Large Cap Core Fund.....................................................  95
   Large Capital Growth Fund...............................................  98
   Mid Cap Index Fund...................................................... 102
   Mid Cap Strategic Growth Fund........................................... 111
   Money Market I Fund..................................................... 115
   Nasdaq-100(R) Index Fund................................................ 118
   Science & Technology Fund............................................... 122
   Small Cap Aggressive Growth Fund........................................ 125
   Small Cap Fund.......................................................... 128
   Small Cap Index Fund.................................................... 141
   Small Cap Special Values Fund........................................... 165
   Small Cap Strategic Growth Fund......................................... 171
   Social Awareness Fund................................................... 175
   Stock Index Fund........................................................ 179
   VALIC Ultra Fund........................................................ 189
   Value Fund.............................................................. 192

Statements of Assets and Liabilities....................................... 194

Statements of Operations................................................... 198

Statements of Changes in Net Assets........................................ 202

Notes to Financial Statements.............................................. 210

Financial Highlights....................................................... 227

Approval of Advisory Agreements............................................ 245

Directors and Officers Information......................................... 251

Supplement to Prospectus................................................... 255

VALIC Company I
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six month period ending November 30, 2006.

The U.S. economy continued to exhibit mixed signals during this time period. Weakness in the housing market as well as the auto sector was partially offset by solid growth in employment. Energy prices declined during the period and, in August 2006, the Federal Reserve decided to "pause" its two year interest rate tightening campaign. With the Federal Reserve apparently out of the way, U.S. equities rallied for the remainder of the period. The S&P 500 Index total return for the period was 11.33%. However, uncertainties continue to persist with respect to the continuing conflict in the Middle East, the extent of the softening of the housing sector and future tightening actions of the Federal Reserve.

We believe that diversification is an important strategy in all markets, but is especially well suited during times of uncertainty. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With this in mind, we are committed to continually monitor the investment expertise represented in VALIC Company I and to supply you with the appropriate choices to meet your asset allocation objectives.

Additionally, once you have a plan in place based on your individual retirement goals -- stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                                  Sincerely,

                                                  /s/ Evelyn M. Curran
                                                  /s/ Evelyn M. Curran
                                                  Evelyn M. Curran, President
                                                  VALIC Company I

VALIC Company I
EXPENSE EXAMPLE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company I ("VC I"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2006 and held until November 30, 2006. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended November 30, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended November 30, 2006" column and the "Expense Ratio as of
November 30, 2006" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended November 30, 2006" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended November 30, 2006" column and the "Expense Ratio as of November 30, 2006" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended November 30, 2006" column would have been higher and the "Ending Account Value" column would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I
EXPENSE EXAMPLE -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                Actual                                   Hypothetical
                              ------------------------------------------ --------------------------------------------
                                                                                          Ending
                                                                                       Account Value
                                               Ending                                     Using a
                                            Account Value Expenses Paid                Hypothetical   Expenses Paid
                                Beginning   Using Actual  During the Six   Beginning    5% Assumed      During the
                              Account Value   Return at    Months Ended  Account Value   Return at   Six Months Ended
                               at June 1,   November 30,   November 30,   at June 1,   November 30,    November 30,
Fund                              2006          2006          2006*          2006          2006           2006*
----                          ------------- ------------- -------------- ------------- ------------- ----------------
Asset Allocation@............   $1,000.00     $1,090.76       $3.67        $1,000.00     $1,021.56        $3.55
Blue Chip Growth#@...........   $1,000.00     $1,089.69       $5.13        $1,000.00     $1,020.16        $4.96
Broad Cap Value#.............   $1,000.00     $1,115.57       $4.51        $1,000.00     $1,020.81        $4.31
Capital Conservation.........   $1,000.00     $1,056.08       $3.35        $1,000.00     $1,021.81        $3.29
Core Equity#@................   $1,000.00     $1,090.00       $4.45        $1,000.00     $1,020.81        $4.31
Core Value#..................   $1,000.00     $1,123.92       $4.42        $1,000.00     $1,020.91        $4.20
Foreign Value................   $1,000.00     $1,119.89       $4.46        $1,000.00     $1,020.86        $4.26
Global Equity@...............   $1,000.00     $1,120.11       $4.94        $1,000.00     $1,020.41        $4.71
Global Strategy..............   $1,000.00     $1,097.99       $3.63        $1,000.00     $1,021.61        $3.50
Government Securities........   $1,000.00     $1,051.72       $3.39        $1,000.00     $1,021.76        $3.35
Growth & Income#@............   $1,000.00     $1,099.32       $4.47        $1,000.00     $1,020.81        $4.31
Health Sciences@.............   $1,000.00     $1,095.87       $6.15        $1,000.00     $1,019.20        $5.92
Inflation Protected#.........   $1,000.00     $1,050.00       $3.34        $1,000.00     $1,021.81        $3.29
International Equities.......   $1,000.00     $1,098.06       $2.73        $1,000.00     $1,022.46        $2.64
International Government Bond   $1,000.00     $1,069.54       $3.68        $1,000.00     $1,021.51        $3.60
International Growth I#@.....   $1,000.00     $1,117.48       $5.36        $1,000.00     $1,020.00        $5.11
Large Cap Core#@.............   $1,000.00     $1,085.15       $4.44        $1,000.00     $1,020.81        $4.31
Large Capital Growth@........   $1,000.00     $1,077.66       $3.91        $1,000.00     $1,021.31        $3.80
Mid Cap Index................   $1,000.00     $1,061.55       $1.96        $1,000.00     $1,023.16        $1.93
Mid Cap Strategic Growth@....   $1,000.00     $1,035.71       $4.13        $1,000.00     $1,021.01        $4.10
Money Market I...............   $1,000.00     $1,024.13       $2.59        $1,000.00     $1,022.51        $2.59
Nasdaq-100(R) Index..........   $1,000.00     $1,132.42       $3.47        $1,000.00     $1,021.81        $3.29
Science & Technology@........   $1,000.00     $1,106.96       $5.33        $1,000.00     $1,020.00        $5.11
Small Cap Aggressive Growth#.   $1,000.00     $  996.09       $5.00        $1,000.00     $1,020.05        $5.06
Small Cap#...................   $1,000.00     $1,034.81       $4.85        $1,000.00     $1,020.31        $4.81
Small Cap Index..............   $1,000.00     $1,096.29       $2.26        $1,000.00     $1,022.91        $2.18
Small Cap Special Values@....   $1,000.00     $1,096.32       $4.68        $1,000.00     $1,020.61        $4.51
Small Cap Strategic Growth...   $1,000.00     $1,025.17       $5.08        $1,000.00     $1,020.05        $5.06
Social Awareness@............   $1,000.00     $1,110.47       $3.33        $1,000.00     $1,021.91        $3.19
Stock Index..................   $1,000.00     $1,111.31       $1.85        $1,000.00     $1,023.31        $1.78
VALIC Ultra..................   $1,000.00     $1,021.69       $4.71        $1,000.00     $1,020.41        $4.71
Value#.......................   $1,000.00     $1,106.65       $5.33        $1,000.00     $1,020.00        $5.11





                                Expense
                                 Ratio
                                 as of
                              November 30,
Fund                             2006*
----                          ------------
Asset Allocation@............     0.70%
Blue Chip Growth#@...........     0.98%
Broad Cap Value#.............     0.85%
Capital Conservation.........     0.65%
Core Equity#@................     0.85%
Core Value#..................     0.83%
Foreign Value................     0.84%
Global Equity@...............     0.93%
Global Strategy..............     0.69%
Government Securities........     0.66%
Growth & Income#@............     0.85%
Health Sciences@.............     1.17%
Inflation Protected#.........     0.65%
International Equities.......     0.52%
International Government Bond     0.71%
International Growth I#@.....     1.01%
Large Cap Core#@.............     0.85%
Large Capital Growth@........     0.75%
Mid Cap Index................     0.38%
Mid Cap Strategic Growth@....     0.81%
Money Market I...............     0.51%
Nasdaq-100(R) Index..........     0.65%
Science & Technology@........     1.01%
Small Cap Aggressive Growth#.     1.00%
Small Cap#...................     0.95%
Small Cap Index..............     0.43%
Small Cap Special Values@....     0.89%
Small Cap Strategic Growth...     1.00%
Social Awareness@............     0.63%
Stock Index..................     0.35%
VALIC Ultra..................     0.93%
Value#.......................     1.01%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period November 30, 2006" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                           Actual                                   Hypothetical
                         ------------------------------------------ --------------------------------------------
                                                                                     Ending
                                                                                  Account Value
                                          Ending                                     Using a
                                       Account Value Expenses Paid                Hypothetical   Expenses Paid     Expense
                           Beginning   Using Actual  During the Six   Beginning    5% Assumed      During the       Ratio
                         Account Value   Return at    Months Ended  Account Value   Return at   Six Months Ended    as of
                          at June 1,   November 30,   November 30,   at June 1,   November 30,    November 30,   November 30,
Fund                         2006          2006          2006*          2006          2006           2006*          2006*
----                     ------------- ------------- -------------- ------------- ------------- ---------------- ------------
Asset Allocation........   $1,000.00     $1,090.76       $3.67        $1,000.00     $1,021.56        $3.55           0.70%
Blue Chip Growth#.......   $1,000.00     $1,089.69       $5.13        $1,000.00     $1,020.16        $4.96           0.98%
Core Equity#............   $1,000.00     $1,090.00       $4.45        $1,000.00     $1,020.81        $4.31           0.85%
Global Equity...........   $1,000.00     $1,120.11       $4.89        $1,000.00     $1,020.46        $4.66           0.92%
Growth & Income#........   $1,000.00     $1,099.32       $4.42        $1,000.00     $1,020.86        $4.26           0.84%
Health Sciences.........   $1,000.00     $1,095.87       $6.15        $1,000.00     $1,019.20        $5.92           1.17%
International Growth I#.   $1,000.00     $1,117.48       $5.36        $1,000.00     $1,020.00        $5.11           1.01%
Large Cap Core#.........   $1,000.00     $1,085.15       $4.44        $1,000.00     $1,020.81        $4.31           0.85%
Large Capital Growth....   $1,000.00     $1,077.66       $3.85        $1,000.00     $1,021.36        $3.75           0.74%
Mid Cap Strategic Growth   $1,000.00     $1,035.71       $4.08        $1,000.00     $1,021.06        $4.05           0.80%
Science & Technology....   $1,000.00     $1,106.96       $5.23        $1,000.00     $1,020.10        $5.01           0.99%
Small Cap Special Values   $1,000.00     $1,096.32       $4.62        $1,000.00     $1,020.66        $4.46           0.88%
Social Awareness Fund...   $1,000.00     $1,110.47       $3.28        $1,000.00     $1,021.96        $3.14           0.62%

VALIC Company I Asset Allocation Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  Commercial Paper....................... 8.2%
                  Federal National Mtg. Assoc............ 6.3%
                  Repurchase Agreements.................. 6.3%
                  Federal Home Loan Mtg. Corp............ 4.4%
                  Diversified Manufactured Operations.... 4.3%
                  Oil Companies -- Integrated............ 4.3%
                  Finance -- Investment Banker/Broker.... 3.8%
                  Electric -- Integrated................. 3.0%
                  U.S. Government Treasuries............. 3.0%
                  Diversified Financial Services......... 2.7%
                  Banks -- Super Regional................ 2.6%
                  Computers.............................. 2.4%
                  Telephone -- Integrated................ 2.4%
                  Medical Products....................... 2.0%
                  Applications Software.................. 1.8%
                  Cosmetics & Toiletries................. 1.7%
                  Insurance -- Multi-line................ 1.6%
                  Medical -- Drugs....................... 1.5%
                  Banks -- Commercial.................... 1.3%
                  Insurance -- Life/Health............... 1.2%
                  Medical -- Biomedical/Gene............. 1.2%
                  Beverages -- Non-alcoholic............. 1.1%
                  Electronic Components -- Semiconductors 1.0%
                  Multimedia............................. 1.0%
                  Retail -- Discount..................... 1.0%
                  Aerospace/Defense...................... 0.9%
                  Banks -- Fiduciary..................... 0.9%
                  Oil Field Machinery & Equipment........ 0.9%
                  Savings & Loans/Thrifts................ 0.9%
                  Retail -- Restaurants.................. 0.8%
                  Enterprise Software/Service............ 0.7%
                  Insurance -- Property/Casualty......... 0.7%
                  Retail -- Auto Parts................... 0.7%
                  Special Purpose Entities............... 0.7%
                  Data Processing/Management............. 0.6%
                  Food -- Misc........................... 0.6%
                  Oil -- Field Services.................. 0.6%
                  Therapeutics........................... 0.6%
                  Transport -- Rail...................... 0.6%
                  Transport -- Services.................. 0.6%
                  Cable TV............................... 0.5%
                  Steel -- Producers..................... 0.5%
                  Tobacco................................ 0.5%
                  Web Portals/ISP........................ 0.5%
                  Wireless Equipment..................... 0.5%
                  Chemicals -- Diversified............... 0.4%
                  Chemicals -- Specialty................. 0.4%
                  Finance -- Credit Card................. 0.4%
                  Industrial Gases....................... 0.4%
                  Invest Management/Advisor Services..... 0.4%
                  Medical -- HMO......................... 0.4%
                  Pharmacy Services...................... 0.4%
                  Retail -- Regional Deptment Stores..... 0.4%
                  Semiconductor Equipment................ 0.4%
                  Finance -- Mortgage Loan/Banker........ 0.4%
                  Athletic Footwear...................... 0.3%
                  Banks -- Money Center.................. 0.3%
                  Brewery................................ 0.3%
                  Broadcast Services/Program............. 0.3%
                  Electric Products -- Misc.............. 0.3%
                  Finance -- Auto Loans.................. 0.3%
                  Forestry............................... 0.3%

                 Index Fund............................... 0.3%
                 Medical -- Hospitals..................... 0.3%
                 Networking Products...................... 0.3%
                 Oil Companies -- Exploration & Production 0.3%
                 Paper & Related Products................. 0.3%
                 Pipelines................................ 0.3%
                 Publishing -- Newspapers................. 0.3%
                 Retail -- Drug Store..................... 0.3%
                 Airlines................................. 0.2%
                 Apparel Manufacturers.................... 0.2%
                 Auto -- Cars/Light Trucks................ 0.2%
                 Casino Hotels............................ 0.2%
                 Commercial Services -- Finance........... 0.2%
                 Computer Services........................ 0.2%
                 Finance -- Other Services................ 0.2%
                 Food -- Retail........................... 0.2%
                 Government National Mtg. Assoc........... 0.2%
                 Independent Power Producers.............. 0.2%
                 Medical -- Generic Drugs................. 0.2%
                 Medical Labs & Testing Services.......... 0.2%
                 Motorcycle/Motor Scooter................. 0.2%
                 Office Automation & Equipment............ 0.2%
                 Real Estate Investment Trusts............ 0.2%
                 Retail -- Apparel/Shoe................... 0.2%
                 Retail -- Building Products.............. 0.2%
                 Telecom Services......................... 0.2%
                 Television............................... 0.2%
                 Time Deposit............................. 0.2%
                 Transport -- Air Freight................. 0.2%
                 Advertising Agencies..................... 0.1%
                 Audio/Video Products..................... 0.1%
                 Beverages -- Wine/Spirits................ 0.1%
                 Cellular Telecom......................... 0.1%
                 Containers -- Paper/Plastic.............. 0.1%
                 Cruise Lines............................. 0.1%
                 Diversified Minerals..................... 0.1%
                 E-Commerce/Products...................... 0.1%
                 E-Commerce/Services...................... 0.1%
                 Electric -- Generation................... 0.1%
                 Electronic Components -- Misc............ 0.1%
                 Engines -- Internal Combustion........... 0.1%
                 Finance -- Commercial.................... 0.1%
                 Finance -- Consumer Loans................ 0.1%
                 Financial Guarantee Insurance............ 0.1%
                 Food -- Dairy Products................... 0.1%
                 Gas -- Distribution...................... 0.1%
                 Health Care Cost Containment............. 0.1%
                 Instruments -- Controls.................. 0.1%
                 Instruments -- Scientific................ 0.1%
                 Insurance Brokers........................ 0.1%
                 Investment Companies..................... 0.1%
                 Leisure Products......................... 0.1%
                 Machinery -- Construction & Mining....... 0.1%
                 Medical -- Wholesale Drug Distribution... 0.1%
                 Metal Processors & Fabrication........... 0.1%
                 Metal -- Diversified..................... 0.1%
                 Non -- Hazardous Waste Disposal.......... 0.1%
                 Office Supplies & Forms.................. 0.1%
                 Oil Refining & Marketing................. 0.1%
                 Photo Equipment & Supplies............... 0.1%
                 Precious Metals.......................... 0.1%
                 Radio.................................... 0.1%

VALIC Company I Asset Allocation Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

            Real Estate Management/Services.................   0.1%
            Real Estate Operations & Development............   0.1%
            Retail -- Consumer Electronics..................   0.1%
            Retail -- Office Supplies.......................   0.1%
            School..........................................   0.1%
            Semiconductors Components -- Intergated Circuits   0.1%
            Sovereign.......................................   0.1%
            Telecom Equipment -- Fiber Optics...............   0.1%
            Telecommunication Equipment.....................   0.1%
            Toys............................................   0.1%
                                                             -----
                                                             100.4%
                                                             =====

*  Calculated as a percentage of net assets.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 57.0%
          Advertising Agency -- 0.1%
            Omnicom Group, Inc....................   1,130 $  115,441
                                                           ----------
          Aerospace/Defense -- 0.7%
            Boeing Co.............................   1,300    115,089
            General Dynamics Corp.................   4,350    325,554
            Northrop Grumman Corp.................   1,980    132,521
            Raytheon Co...........................   9,010    459,871
            Rockwell Collins, Inc.................   3,380    203,915
                                                           ----------
                                                            1,236,950
                                                           ----------
          Aerospace/Defense - Equipment -- 0.0%
            United Technologies Corp..............   1,070     69,047
                                                           ----------
          Airlines -- 0.1%
            Southwest Airlines Co.................  10,130    159,142
                                                           ----------
          Apparel Manufacturer -- 0.2%
            Coach, Inc.+..........................   6,984    301,779
                                                           ----------
          Applications Software -- 1.8%
            Microsoft Corp........................ 103,565  3,037,561
                                                           ----------
          Athletic Footwear -- 0.3%
            NIKE, Inc., Class B...................   4,293    424,792
                                                           ----------
          Audio/Video Products -- 0.1%
            Harman International Industries, Inc..   1,420    147,453
                                                           ----------
          Auto - Cars/Light Trucks -- 0.1%
            General Motors Corp...................   4,700    137,381
                                                           ----------
          Banks - Commercial -- 0.7%
            M&T Bank Corp.........................   3,510    416,426
            North Fork Bancorp., Inc..............   4,790    134,455
            Regions Financial Corp................   7,690    281,839
            Synovus Financial Corp................  11,090    332,922
                                                           ----------
                                                            1,165,642
                                                           ----------
          Banks - Fiduciary -- 0.9%
            Bank of New York Co., Inc.............  43,352  1,540,730
            Mellon Financial Corp.................   1,010     40,632
                                                           ----------
                                                            1,581,362
                                                           ----------
          Banks - Super Regional -- 2.3%
            Bank of America Corp..................  21,365  1,150,505
            Fifth Third Bancorp...................   8,120    320,172
            National City Corp....................  10,910    393,851
            PNC Financial Services Group, Inc.....     950     67,155
            SunTrust Banks, Inc...................   3,680    300,472
            US Bancorp............................   2,240     75,354
            Wells Fargo & Co......................  44,546  1,569,801
                                                           ----------
                                                            3,877,310
                                                           ----------
          Beverages - Non - alcoholic -- 1.1%
            Coca - Cola Enterprises, Inc..........   1,360     27,812
            Pepsi Bottling Group, Inc.............   1,670     52,305
            PepsiCo, Inc..........................  27,692  1,716,073
                                                           ----------
                                                            1,796,190
                                                           ----------
          Beverages - Wine/Spirits -- 0.0%
            Brown - Forman Corp., Class B.........     380     26,391
                                                           ----------
          Brewery -- 0.3%
            Anheuser - Busch Cos., Inc............   5,310    252,278
            Molson Coors Brewing Co., Class B.....   3,620    257,310
                                                           ----------
                                                              509,588
                                                           ----------
          Broadcast Services/Program -- 0.2%
            Clear Channel Communications, Inc.....   9,660    339,646
                                                           ----------

                                                               Value
                    Security Description             Shares   (Note 3)

         --------------------------------------------------------------
         Cable TV -- 0.3%
           Comcast Corp., Class A+..................  12,720 $  514,651
                                                             ----------
         Chemicals - Diversified -- 0.3%
           Dow Chemical Co..........................   2,160     86,422
           PPG Industries, Inc......................   5,290    340,147
                                                             ----------
                                                                426,569
                                                             ----------
         Chemicals - Specialty -- 0.3%
           Eastman Chemical Co......................   2,020    119,948
           Hercules, Inc.+..........................   8,450    157,423
           Sigma - Aldrich Corp.....................   3,170    241,269
                                                             ----------
                                                                518,640
                                                             ----------
         Commercial Services - Finance -- 0.2%
           Equifax, Inc.............................     840     31,911
           Moody's Corp.............................   2,610    181,343
           The Western Union Co.+...................   2,350     53,580
                                                             ----------
                                                                266,834
                                                             ----------
         Computer Services -- 0.2%
           Computer Sciences Corp.+.................   2,240    116,928
           Electronic Data Systems Corp.............  10,400    282,256
                                                             ----------
                                                                399,184
                                                             ----------
         Computers -- 2.4%
           Apple Computer, Inc.+....................  11,080  1,015,814
           Dell, Inc.+..............................   2,000     54,480
           Hewlett - Packard Co.....................  40,890  1,613,520
           International Business Machines Corp.....  14,989  1,377,789
                                                             ----------
                                                              4,061,603
                                                             ----------
         Containers - Paper/Plastic -- 0.1%
           Pactiv Corp.+............................   3,680    126,776
                                                             ----------
         Cosmetics & Toiletries -- 1.7%
           Alberto - Culver Co......................   5,050    101,353
           Colgate - Palmolive Co...................  31,503  2,049,270
           Estee Lauder Cos., Inc., Class A.........   8,220    339,404
           Procter & Gamble Co......................   7,172    450,330
                                                             ----------
                                                              2,940,357
                                                             ----------
         Cruise Lines -- 0.1%
           Carnival Corp............................   3,150    154,319
                                                             ----------
         Data Processing/Management -- 0.6%
           Automatic Data Processing, Inc...........  21,387  1,031,495
                                                             ----------
         Diversified Manufactured Operations -- 4.1%
           Cooper Industries, Ltd...................   4,720    431,597
           Dover Corp...............................   4,460    224,338
           General Electric Co...................... 117,304  4,138,485
           Honeywell International, Inc.............  32,110  1,380,088
           Ingersoll - Rand Co., Ltd., Class A......   5,210    203,242
           ITT Industries, Inc......................     410     22,120
           Tyco International, Ltd..................  20,680    626,397
                                                             ----------
                                                              7,026,267
                                                             ----------
         E - Commerce/Products -- 0.1%
           Amazon.com, Inc.+........................   2,190     88,345
                                                             ----------
         E - Commerce/Services -- 0.1%
           eBay, Inc.+..............................   6,400    207,040
                                                             ----------
         Electric Products - Misc. -- 0.3%
           Emerson Electric Co......................   5,962    516,905
                                                             ----------
         Electric - Generation -- 0.1%
           The AES Corp.+...........................   5,530    129,236
                                                             ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Electric - Integrated -- 1.8%
          American Electric Power Co., Inc............  8,940 $  371,099
          CenterPoint Energy, Inc.....................  4,030     65,891
          Constellation Energy Group, Inc.............  7,230    496,050
          Exelon Corp................................. 21,190  1,286,869
          Public Service Enterprise Group, Inc........  5,190    348,872
          TXU Corp....................................  7,250    416,077
          Xcel Energy, Inc............................    930     21,353
                                                              ----------
                                                               3,006,211
                                                              ----------
        Electronic Components - Misc. -- 0.1%
          Sanmina - SCI Corp.+........................ 20,620     76,294
          Solectron Corp.+............................ 11,300     37,629
                                                              ----------
                                                                 113,923
                                                              ----------
        Electronic Components - Semiconductors -- 1.0%
          Advanced Micro Devices, Inc.+...............  7,150    154,226
          Altera Corp.+...............................  9,540    189,751
          LSI Logic Corp.+............................ 23,490    250,403
          Micron Technology, Inc.+.................... 16,930    247,178
          National Semiconductor Corp................. 10,870    262,945
          Texas Instruments, Inc...................... 22,020    650,691
                                                              ----------
                                                               1,755,194
                                                              ----------
        Electronic Measurement Instruments -- 0.0%
          Agilent Technologies, Inc.+.................  1,250     39,800
                                                              ----------
        Engines - Internal Combustion -- 0.1%
          Cummins, Inc................................  1,190    142,705
                                                              ----------
        Enterprise Software/Service -- 0.7%
          Oracle Corp.+............................... 58,110  1,105,833
                                                              ----------
        Finance - Consumer Loans -- 0.1%
          SLM Corp....................................  2,570    117,809
                                                              ----------
        Finance - Credit Card -- 0.3%
          American Express Co.........................  3,970    233,118
          Capital One Financial Corp..................  3,580    278,811
                                                              ----------
                                                                 511,929
                                                              ----------
        Finance - Investment Banker/Broker -- 3.6%
          Citigroup, Inc.............................. 39,820  1,974,674
          J.P. Morgan Chase & Co...................... 48,232  2,232,177
          Merrill Lynch & Co., Inc....................  1,090     95,299
          Morgan Stanley.............................. 24,020  1,829,363
                                                              ----------
                                                               6,131,513
                                                              ----------
        Finance - Mortgage Loan/Banker -- 0.0%
          Fannie Mae..................................  1,230     70,147
                                                              ----------
        Finance - Other Services -- 0.2%
          Chicago Merchantile Exchange Holdings, Inc..    700    374,920
                                                              ----------
        Financial Guarantee Insurance -- 0.1%
          Ambac Financial Group, Inc..................  1,640    140,449
          MGIC Investment Corp........................    710     41,152
                                                              ----------
                                                                 181,601
                                                              ----------
        Food - Dairy Products -- 0.1%
          Dean Foods Co.+.............................  3,030    129,745
                                                              ----------
        Food - Misc. -- 0.6%
          ConAgra Foods, Inc.......................... 10,860    279,102
          General Mills, Inc.......................... 11,770    658,531
          McCormick & Co., Inc........................  3,000    116,160
                                                              ----------
                                                               1,053,793
                                                              ----------
        Food - Retail -- 0.2%
          Kroger Co................................... 12,960    278,122
                                                              ----------

                                                              Value
                     Security Description            Shares  (Note 3)

          ------------------------------------------------------------
          Forestry -- 0.3%
            Plum Creek Timber Co., Inc.............. 14,394 $  536,320
                                                            ----------
          Health Care Cost Containment -- 0.1%
            McKesson Corp...........................  3,460    170,924
                                                            ----------
          Home Decoration Products -- 0.0%
            Newell Rubbermaid, Inc..................  2,890     82,336
                                                            ----------
          Industrial Gases -- 0.4%
            Air Products & Chemicals, Inc...........  9,980    690,017
                                                            ----------
          Instruments - Controls -- 0.1%
            Thermo Fisher Scientific, Inc.+.........  3,960    173,567
                                                            ----------
          Instruments - Scientific -- 0.1%
            Waters Corp.+...........................  1,660     83,066
                                                            ----------
          Insurance Broker -- 0.0%
            Marsh & McLennan Cos., Inc..............  1,120     35,190
                                                            ----------
          Insurance - Life/Health -- 1.0%
            AFLAC, Inc..............................  5,470    241,446
            CIGNA Corp..............................  1,250    157,562
            Genworth Financial, Inc., Class A.......  8,670    284,376
            Principal Financial Group............... 10,840    626,010
            Torchmark Corp..........................  5,350    338,227
            UnumProvident Corp......................  4,500     92,160
                                                            ----------
                                                             1,739,781
                                                            ----------
          Insurance - Multi - line -- 1.4%
            ACE, Ltd................................  6,430    365,481
            Allstate Corp........................... 11,646    739,288
            Hartford Financial Services Group, Inc.. 10,018    859,144
            Loews Corp..............................    480     19,161
            MetLife, Inc............................  6,190    363,539
                                                            ----------
                                                             2,346,613
                                                            ----------
          Insurance - Property/Casualty -- 0.7%
            Chubb Corp..............................  9,200    476,192
            SAFECO Corp.............................  3,250    196,853
            St. Paul Travelers Cos., Inc............  8,420    436,240
                                                            ----------
                                                             1,109,285
                                                            ----------
          Invest Management/Advisor Services -- 0.4%
            Ameriprise Financial, Inc...............  7,992    432,367
            Franklin Resources, Inc.................  1,890    201,739
            Janus Capital Group, Inc................  1,980     40,115
                                                            ----------
                                                               674,221
                                                            ----------
          Machinery - Construction & Mining -- 0.1%
            Caterpillar, Inc........................  1,700    105,451
                                                            ----------
          Medical Labs & Testing Services -- 0.2%
            Laboratory Corp. of America Holdings+...  1,340     94,872
            Quest Diagnostics, Inc..................  3,650    194,070
                                                            ----------
                                                               288,942
                                                            ----------
          Medical Products -- 1.9%
            Baxter International, Inc...............  9,040    404,449
            Johnson & Johnson....................... 38,193  2,517,301
            Zimmer Holdings, Inc.+..................  4,360    318,106
                                                            ----------
                                                             3,239,856
                                                            ----------
          Medical - Biomedical/Gene -- 1.2%
            Amgen, Inc.+............................ 17,699  1,256,629
            Biogen Idec, Inc.+......................  2,250    117,585
            Genentech, Inc.+........................  3,448    281,874
            Genzyme Corp.+..........................  2,130    137,172
            Vertex Pharmaceuticals, Inc.+...........  5,151    228,189
                                                            ----------
                                                             2,021,449
                                                            ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description                Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical - Drugs -- 1.2%
        Eli Lilly & Co.................................  4,660 $  249,729
        Forest Laboratories, Inc.+.....................  5,030    244,961
        King Pharmaceuticals, Inc.+....................  7,240    119,677
        Pfizer, Inc.................................... 54,530  1,499,030
                                                               ----------
                                                                2,113,397
                                                               ----------
      Medical - Generic Drugs -- 0.2%
        Barr Pharmaceuticals, Inc.+....................  2,210    112,887
        Mylan Laboratories, Inc........................  9,130    185,248
        Watson Pharmaceuticals, Inc.+..................  4,320    110,894
                                                               ----------
                                                                  409,029
                                                               ----------
      Medical - HMO -- 0.4%
        Aetna, Inc.....................................  3,310    136,736
        Coventry Health Care, Inc.+....................  3,920    188,670
        UnitedHealth Group, Inc........................  1,510     74,111
        WellPoint, Inc.+...............................  2,660    201,282
                                                               ----------
                                                                  600,799
                                                               ----------
      Medical - Wholesale Drug Distribution -- 0.2%
        Cardinal Health, Inc...........................  5,380    347,656
                                                               ----------
      Metal - Copper -- 0.0%
        Phelps Dodge Corp..............................    530     65,190
                                                               ----------
      Metal - Diversified -- 0.0%
        Freeport - McMoRan Copper & Gold, Inc. Class B.  1,090     68,528
                                                               ----------
      Motorcycle/Motor Scooter -- 0.2%
        Harley - Davidson, Inc.........................  4,300    317,211
                                                               ----------
      Multimedia -- 0.6%
        Meredith Corp..................................  2,760    149,316
        News Corp., Class A............................  6,760    139,256
        Time Warner, Inc............................... 23,580    474,901
        Viacom, Inc., Class B+.........................  8,130    304,956
                                                               ----------
                                                                1,068,429
                                                               ----------
      Networking Products -- 0.3%
        Cisco Systems, Inc.+........................... 19,700    529,536
        Juniper Networks, Inc.+........................  1,180     25,122
                                                               ----------
                                                                  554,658
                                                               ----------
      Non - Hazardous Waste Disposal -- 0.0%
        Waste Management, Inc..........................  1,180     43,200
                                                               ----------
      Office Automation & Equipment -- 0.1%
        Xerox Corp.+................................... 12,710    209,715
                                                               ----------
      Office Supplies & Forms -- 0.1%
        Avery Dennison Corp............................  1,518    102,419
                                                               ----------
      Oil Companies - Exploration & Production -- 0.1%
        EOG Resources, Inc.............................  3,270    230,633
                                                               ----------
      Oil Companies - Integrated -- 4.1%
        Chevron Corp................................... 29,050  2,100,896
        Exxon Mobil Corp............................... 56,741  4,358,276
        Hess Corp......................................  3,180    159,858
        Marathon Oil Corp..............................  1,020     96,268
        Occidental Petroleum Corp......................  4,850    244,149
                                                               ----------
                                                                6,959,447
                                                               ----------
      Oil Field Machinery & Equipment -- 0.9%
        Grant Prideco, Inc.+........................... 26,930  1,180,073
        National - Oilwell Varco, Inc.+................  6,200    412,362
                                                               ----------
                                                                1,592,435
                                                               ----------

                                                             Value
                    Security Description            Shares  (Note 3)

          -----------------------------------------------------------
          Oil - Field Services -- 0.6%
            Halliburton Co......................... 16,530 $  557,722
            Schlumberger, Ltd......................  6,260    428,685
            Smith International, Inc...............  1,460     61,846
                                                           ----------
                                                            1,048,253
                                                           ----------
          Paper & Related Products -- 0.2%
            International Paper Co.................  6,740    223,094
            Louisiana - Pacific Corp...............  6,240    131,664
                                                           ----------
                                                              354,758
                                                           ----------
          Pharmacy Services -- 0.4%
            Caremark Rx, Inc....................... 14,520    686,796
                                                           ----------
          Photo Equipment & Supplies -- 0.1%
            Eastman Kodak Co.......................  7,780    202,436
                                                           ----------
          Pipelines -- 0.0%
            Dynegy, Inc., Class A+.................     32        217
                                                           ----------
          Publishing - Newspapers -- 0.2%
            Gannett Co., Inc.......................  6,880    409,498
                                                           ----------
          Publishing - Periodicals -- 0.0%
            Idearc, Inc............................  2,051     56,485
                                                           ----------
          Retail - Apparel/Shoe -- 0.2%
            Gap, Inc...............................  8,970    167,918
            Nordstrom, Inc.........................  4,140    202,943
                                                           ----------
                                                              370,861
                                                           ----------
          Retail - Auto Parts -- 0.7%
            Advance Auto Parts, Inc.+.............. 27,680    985,408
            AutoZone, Inc.+........................  1,530    173,823
                                                           ----------
                                                            1,159,231
                                                           ----------
          Retail - Bedding -- 0.0%
            Bed Bath & Beyond, Inc.+...............    610     23,638
                                                           ----------
          Retail - Building Products -- 0.2%
            Home Depot, Inc........................  5,800    220,226
            Lowe's Cos., Inc.......................  5,200    156,832
                                                           ----------
                                                              377,058
                                                           ----------
          Retail - Consumer Electronics -- 0.1%
            Best Buy Co., Inc......................  4,049    222,574
                                                           ----------
          Retail - Discount -- 1.0%
            Big Lots, Inc.+........................  5,380    120,028
            Family Dollar Stores, Inc..............  3,530     98,452
            TJX Cos., Inc.......................... 30,196    827,974
            Wal - Mart Stores, Inc................. 14,266    657,662
                                                           ----------
                                                            1,704,116
                                                           ----------
          Retail - Drug Store -- 0.2%
            CVS Corp...............................  2,860     82,282
            Walgreen Co............................  5,510    223,100
                                                           ----------
                                                              305,382
                                                           ----------
          Retail - Office Supplies -- 0.1%
            Office Depot, Inc.+....................  2,210     83,671
                                                           ----------
          Retail - Perfume & Cosmetics -- 0.0%
            Sally Beauty Holdings, Inc.............  5,050     46,763
                                                           ----------
          Retail - Regional Deptment Stores -- 0.4%
            Dillard's, Inc., Class A...............  1,960     69,717
            Federated Department Stores, Inc.......  6,510    274,006
            Kohl's Corp.+..........................  4,930    343,128
                                                           ----------
                                                              686,851
                                                           ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                    Security Description                   Shares  (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Retail - Restaurants -- 0.8%
     McDonald's Corp...................................... 29,346 $1,231,651
     Starbucks Corp.+.....................................  3,630    128,103
                                                                  ----------
                                                                   1,359,754
                                                                  ----------
   Savings & Loans/Thrifts -- 0.4%
     Washington Mutual, Inc............................... 14,810    646,901
                                                                  ----------
   School -- 0.1%
     Apollo Group, Inc., Class A+.........................  3,610    140,032
                                                                  ----------
   Semiconductor Equipment -- 0.4%
     Applied Materials, Inc............................... 16,290    292,894
     Novellus Systems, Inc.+..............................  7,560    236,023
     Teradyne, Inc.+......................................  7,020    104,598
                                                                  ----------
                                                                     633,515
                                                                  ----------
   Semiconductors Components - Integrated Circuits -- 0.1%
     Analog Devices, Inc..................................  5,840    189,917
                                                                  ----------
   Steel - Producers -- 0.4%
     Nucor Corp...........................................  6,910    413,563
     United States Steel Corp.............................  2,640    197,446
                                                                  ----------
                                                                     611,009
                                                                  ----------
   Telecom Equipment - Fiber Optics -- 0.1%
     Corning, Inc.+....................................... 11,480    247,509
                                                                  ----------
   Telecom Services -- 0.0%
     Embarq Corp..........................................    580     29,841
                                                                  ----------
   Telecommunication Equipment -- 0.1%
     ADC Telecommunications, Inc.+........................  2,770     38,198
     Avaya, Inc.+.........................................  6,098     77,933
     Tellabs, Inc.+.......................................  8,960     89,958
                                                                  ----------
                                                                     206,089
                                                                  ----------
   Telephone - Integrated -- 1.9%
     ALLTEL Corp..........................................  6,070    344,412
     AT&T, Inc............................................ 15,890    538,830
     CenturyTel, Inc......................................    580     24,679
     Citizens Communications Co...........................  5,670     80,344
     Qwest Communications International, Inc.+............ 15,950    122,655
     Sprint Corp.......................................... 30,407    593,240
     Verizon Communications, Inc.......................... 41,040  1,433,938
                                                                  ----------
                                                                   3,138,098
                                                                  ----------
   Television -- 0.2%
     CBS Corp., Class B................................... 11,100    330,225
                                                                  ----------
   Therapeutics -- 0.6%
     Gilead Sciences, Inc.+............................... 14,380    947,930
                                                                  ----------
   Tobacco -- 0.5%
     Altria Group, Inc....................................  4,120    346,945
     Reynolds American, Inc...............................  7,350    472,164
     UST, Inc.............................................    710     39,746
                                                                  ----------
                                                                     858,855
                                                                  ----------
   Toys -- 0.1%
     Hasbro, Inc..........................................  4,100    109,675
                                                                  ----------
   Transport - Rail -- 0.4%
     Norfolk Southern Corp................................  3,700    182,225
     Union Pacific Corp...................................  4,620    418,202
                                                                  ----------
                                                                     600,427
                                                                  ----------
   Transport - Services -- 0.5%
     FedEx Corp...........................................  3,430    395,925
     United Parcel Service, Inc., Class B.................  6,820    531,414
                                                                  ----------
                                                                     927,339
                                                                  ----------

                                                         Shares/
                                                        Principal   Value
                  Security Description                   Amount    (Note 3)

   --------------------------------------------------------------------------
   Web Portals/ISP -- 0.5%
     Google, Inc., Class A+............................    1,260  $   610,999
     Yahoo!, Inc.+.....................................    8,940      241,291
                                                                  -----------
                                                                      852,290
                                                                  -----------
   Wireless Equipment -- 0.5%
     Motorola, Inc.....................................    9,090      201,525
     Nokia Oyj ADR.....................................   13,080      264,478
     QUALCOMM, Inc.....................................    9,767      357,374
                                                                  -----------
                                                                      823,377
                                                                  -----------
   Total Common Stock
      (cost $87,239,971)...............................            96,718,276
                                                                  -----------
   EXCHANGE TRADED FUNDS -- 0.3%
   Index Fund -- 0.3%
     iShares MSCI Japan Index Fund
      (cost $568,172)..................................   41,500      573,115
                                                                  -----------
   PREFERRED STOCK -- 0.2%
   Diversified Financial Services -- 0.1%
     General Electric Capital Corp. 4.50%..............   11,000      252,670
                                                                  -----------
   Finance - Mortgage Loan/Banker -- 0.1%
     Fannie Mae Series O 7.09%.........................    2,010      108,138
                                                                  -----------
   Total Preferred Stock
      (cost $383,805)..................................               360,808
                                                                  -----------
   ASSET BACKED SECURITIES -- 2.4%
   Diversified Financial Services -- 2.4%
     Bear Stearns Commercial Mtg. Securities, Inc.,
      Series 2006-PW12, Class F
      5.75% due 09/11/38*(1)(2)........................ $300,000      306,029
     Bear Stearns Commercial Mtg. Securities, Inc.,
      Series 2006-PW12, Class G
      5.75% due 09/11/38...............................   51,000       51,580
     Chase Funding Mtg. Loan Asset-Backed Certs.
      Series 2003-6, Class 1A6
      4.59% due 05/25/15...............................  100,000       98,366
     Commercial Mtg. Pass Through Certs.,
      Series 2004-LB2A, Class A3
      4.22% due 03/10/39(2)............................  945,000      920,134
     Countrywide Asset - Backed Certs.,
      Series 2006-S6, Class A3
      5.66% due 03/25/34...............................  380,000      378,931
     Countrywide Asset - Backed Certs.,
      Series 2006-S4, Class A3
      5.80% due 07/25/34...............................  570,000      575,967
     JP Morgan Chase Commercial Mtg. Securities Corp.,
      Series 2006-CB16, Class E
      5.84% due 05/12/45*(1)(2)........................  205,000      211,589
     LB - UBS Commercial Mtg. Trust,
      Series 2006-C6, Class AJ
      5.45% due 09/15/39(1)(2).........................  340,000      346,963
     Merrill Lynch/Countrywide Commercial Mtg. Trust,
      Series 2006-3, Class AJ
      5.49% due 07/12/46(1)(2).........................  435,000      444,191
     Ocwen Advance Receivables Backed Notes,
      Series 2006-1A
      5.36% due 11/24/15*..............................  300,000      299,992
     Wachovia Bank Commercial Mtg. Trust,
      Series 2006-WL7A, Class F
      5.66% due 08/11/18*(2)(4)........................  410,000      410,225
                                                                  -----------
   Total Asset Backed Securities
      (cost $3,996,398)................................             4,043,967
                                                                  -----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Principal  Value
                    Security Description            Amount   (Note 3)
           ----------------------------------------------------------
           CONVERTIBLE BONDS & NOTES -- 0.0%
           Telecom Services -- 0.0%
             ICO North America, Inc.
              Notes
              7.50% due 08/15/09(9)(10)(12)
              (cost $20,000)...................... $ 20,000  $ 22,400
                                                             --------
           CORPORATE BONDS & NOTES -- 9.7%
           Aerospace/Defense -- 0.2%
             Raytheon Co.
              Debentures
              6.00% due 12/15/10..................   55,000    56,697
             Raytheon Co.
              Senior Notes
              6.75% due 08/15/07..................  195,000   196,696
                                                             --------
                                                              253,393
                                                             --------
           Airlines -- 0.1%
             American Airlines, Inc.
              Pass Through Certs.,
              Series 2001-1, Class A-2
              6.82% due 05/23/11..................  115,000   116,437
                                                             --------
           Auto - Cars/Light Trucks -- 0.1%
             DaimlerChrysler NA Holding Corp.
              Notes
              5.75% due 09/08/11..................   40,000    40,227
             DaimlerChrysler NA Holding Corp.
              Company Guar. Notes
              7.30% due 01/15/12..................   55,000    58,935
             General Motors Corp.
              Senior Notes
              7.13% due 07/15/13..................   65,000    60,287
             General Motors Corp.
              Debentures
              7.70% due 04/15/16..................    5,000     4,625
             General Motors Corp.
              Senior Debentures
              8.38% due 07/15/33..................   10,000     9,113
                                                             --------
                                                              173,187
                                                             --------
           Banks - Commercial -- 0.4%
             Bank of Tokyo - Mitsubishi UFJ, Ltd.
              Sub. Notes
              7.40% due 06/15/11..................   55,000    60,067
             Branch Banking & Trust Co.
              Sub. Notes
              5.63% due 09/15/16..................   45,000    46,123
             First Maryland Capital II
              Company Guar. Sr. Notes
              6.22% due 02/01/27(4)...............  124,000   121,204
             Popular North America, Inc.
              Company Guar. Notes
              5.65% due 04/15/09..................   83,000    83,443
             SouthTrust Bank
              Sub. Notes
              4.75% due 03/01/13..................  110,000   107,984
             SouthTrust Corp.
              Sub. Notes
              5.80% due 06/15/14..................   45,000    46,361
             UBS AG
              Sub. Notes
              5.88% due 07/15/16..................   55,000    57,281
             Union Bank of California NA
              Sub. Notes
              5.95% due 05/11/16..................  110,000   114,798
             US Bank NA
              Notes
              3.90% due 08/15/08..................   26,000    25,522
                                                             --------
                                                              662,783
                                                             --------

                                                        Principal  Value
                   Security Description                  Amount   (Note 3)

     ---------------------------------------------------------------------
     Banks - Money Center -- 0.1%
       BankBoston Capital Trust IV
       Company Guar. Bonds
        5.99% due 06/08/28(4).......................... $140,000  $135,703
       National Westminster Bank PLC
        Sub. Notes
        7.75% due 10/16/07(11).........................   46,000    46,742
                                                                  --------
                                                                   182,445
                                                                  --------
     Banks - Super Regional -- 0.3%
       Chemical Bank NA
        Sub. Notes
        6.13% due 11/01/08.............................  117,000   119,372
       Huntington National Bank
        Sub. Notes
        6.60% due 06/15/18.............................   63,000    67,941
       JPMorgan Chase Bank NA
        Sub. Notes
        5.88% due 06/13/16.............................   45,000    47,033
       Wachovia Capital Trust III
        Bank Guar. Notes
        5.80% due 03/15/11(11).........................   90,000    91,210
       Wachovia Corp.
        Sub. Notes
        5.63% due 10/15/16.............................   63,000    64,220
       Wells Fargo & Co.
        Notes
        3.98% due 10/29/10.............................  108,000   104,202
                                                                  --------
                                                                   493,978
                                                                  --------
     Broadcast Services/Program -- 0.1%
       Clear Channel Communications, Inc.
        Bonds
        4.90% due 05/15/15.............................   72,000    58,444
       Nexstar Finance, Inc.
        Senior Sub. Notes
        7.00% due 01/15/14.............................   40,000    37,200
                                                                  --------
                                                                    95,644
                                                                  --------
     Building Products - Air & Heating -- 0.0%
       American Standard, Inc.
        Company Guar. Notes
        7.38% due 02/01/08.............................   47,000    47,729
                                                                  --------
     Cable TV -- 0.2%
       CCH I Holdings LLC/CCH I Holdings Capital Corp.
        Bonds
        11.00% due 10/01/15*...........................   29,000    28,275
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        10.25% due 10/01/13*...........................   70,000    73,150
       Comcast Corp.
        Company Guar. Notes
        5.88% due 02/15/18.............................   90,000    90,394
       Comcast Corp.
        Company Guar. Notes
        6.45% due 03/15/37.............................   50,000    51,477
       COX Communications, Inc.
        Bonds
        5.50% due 10/01/15.............................   90,000    88,635
       COX Communications, Inc.
        Bonds
        6.45% due 12/01/36*............................   48,000    48,382
                                                                  --------
                                                                   380,313
                                                                  --------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal  Value
                    Security Description           Amount   (Note 3)
            --------------------------------------------------------
            CORPORATE BONDS & NOTES (continued)
            Casino Hotels -- 0.2%
              Harrah's Operating Co., Inc.
               Notes
               6.50% due 06/01/16................ $291,000  $259,866
              MGM Mirage, Inc.
               Senior Notes
               5.88% due 02/27/14................   25,000    23,375
              Riviera Holdings Corp.
               Company Guar. Notes
               11.00% due 06/15/10...............   70,000    74,200
                                                            --------
                                                             357,441
                                                            --------
            Cellular Telecom -- 0.1%
              American Cellular Corp.
               Senior Notes
               10.00% due 08/01/11...............   80,000    84,400
              Centennial Communications Corp.
               Senior Notes
               11.12% due 01/01/13(4)............   75,000    78,375
                                                            --------
                                                             162,775
                                                            --------
            Chemicals - Diversified -- 0.1%
              EI Du Pont de Nemours & Co.
               Senior Notes
               4.88% due 04/30/14................   34,000    33,473
              ICI Wilmington, Inc.
               Company Guar. Notes
               7.05% due 09/15/07................  146,000   147,589
                                                            --------
                                                             181,062
                                                            --------
            Chemicals - Specialty -- 0.1%
              Cytec Industries, Inc.
               Notes
               6.00% due 10/01/15................   90,000    90,542
              Nalco Co.
               Senior Notes
               7.75% due 11/15/11................   90,000    91,800
                                                            --------
                                                             182,342
                                                            --------
            Commercial Services -- 0.0%
              The ServiceMaster Co.
               Notes
               7.88% due 08/15/09................   36,000    37,194
                                                            --------
            Commercial Services - Finance -- 0.0%
              The Western Union Co.
               Bonds
               5.40% due 11/17/11*...............   45,000    45,153
                                                            --------
            Computer Services -- 0.0%
              Computer Sciences Corp.
               Notes
               3.50% due 04/15/08................   55,000    53,519
                                                            --------
            Consulting Services -- 0.0%
              FTI Consulting, Inc.
               Company Guar. Notes
               7.63% due 06/15/13................   35,000    36,138
                                                            --------
            Containers - Paper/Plastic -- 0.0%
              Pliant Corp.
               Sec. Notes
               11.13% due 09/01/09...............   69,000    67,275
                                                            --------
            Direct Marketing -- 0.0%
              Affinity Group, Inc.
               Senior Sub. Notes
               9.00% due 02/15/12................   40,000    39,600
                                                            --------

                                                     Principal  Value
                    Security Description              Amount   (Note 3)

         --------------------------------------------------------------
         Diversified Financial Services -- 0.2%
           General Electric Capital Corp.
            Notes
            2.80% due 01/15/07...................... $187,000  $186,488
           General Electric Capital Corp.
            Senior Notes
            5.65% due 06/09/14......................   63,000    64,795
                                                               --------
                                                                251,283
                                                               --------
         Diversified Manufactured Operations -- 0.1%
           Crane Co.
            Bonds
            6.55% due 11/15/36......................  140,000   141,656
                                                               --------
         Electric - Distribution -- 0.0%
           Old Dominion Electric Cooperative
            1st Mtg. Bonds
            Series A
            5.68% due 12/01/28......................   47,917    48,763
                                                               --------
         Electric - Generation -- 0.0%
           The AES Corp.
            Senior Notes
            8.88% due 02/15/11......................   70,000    75,512
                                                               --------
         Electric - Integrated -- 1.2%
           American Electric Power Co., Inc.
            Senior Notes
            4.71% due 08/16/07......................   67,000    66,693
           Appalachian Power Co.
            Senior Notes
            5.00% due 06/01/17......................   66,000    63,092
           Baltimore Gas & Electric
            Senior Notes
            6.35% due 10/01/36*.....................   84,000    88,765
           CenterPoint Energy Houston Electric LLC
            Sec. Notes
            Series L2
            5.60% due 07/01/23......................   86,000    84,982
           Centerpoint Energy, Inc.
            Senior Notes
            Series B
            5.88% due 06/01/08......................  130,000   130,814
           Commonwealth Edison Co.
            1st Mtg. Notes
            5.95% due 08/15/16......................   80,000    82,306
           Consolidated Edison Co. of New York
            Senior Notes
            5.70% due 12/01/36......................   58,000    58,324
           Consumers Energy Co.
            1st Mtg. Bonds
            Series C
            4.25% due 04/15/08......................  130,000   128,221
           Dominion Resources, Inc.
            Senior Notes
            Series A
            5.75% due 05/15/08(5)...................  121,000   121,677
           Duke Energy Corp.
            Senior Notes
            4.20% due 10/01/08......................  110,000   108,046
           Entergy Louisiana LLC
            1st Mtg. Bonds
            5.83% due 11/01/10......................  165,000   166,214
           Florida Power & Light Co.
            1st Mtg. Bonds
            5.95% due 10/01/33......................   68,000    72,249
           Mirant Mid Atlantic LLC
            Pass Through Certs.
            9.13% due 06/30/17......................   31,308    35,653

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                Principal   Value
                  Security Description           Amount    (Note 3)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Electric - Integrated (continued)
             Pepco Holdings, Inc.
              Notes
              5.50% due 08/15/07............... $111,000  $  111,079
             Pepco Holdings, Inc.
              Notes
              6.45% due 08/15/12...............   45,000      47,238
             PSEG Power LLC
              Company Guar. Notes
              7.75% due 04/15/11...............   55,000      59,955
             PSI Energy, Inc.
              Debentures
              7.85% due 10/15/07...............  180,000     183,673
             Public Service Electric & Gas Co.
              Sec. Notes
              5.00% due 08/15/14...............   60,000      59,093
             Puget Sound Energy, Inc.
              Senior Notes
              5.20% due 10/01/15...............  183,000     178,030
             Southern Energy, Inc.
              Notes
              7.90% due 07/15/09+(9)(10)(12)...  125,000           0
             Southern Power Co.
              Senior Notes
              6.38% due 11/15/36...............   50,000      50,901
             Virginia Electric & Power Co.
              Notes
              4.10% due 12/15/08...............  144,000     140,886
             WPS Resources Corp. Jr.
              Sub. Notes
              6.11% due 12/01/16...............   50,000      50,371
                                                          ----------
                                                           2,088,262
                                                          ----------
           Electronics - Military -- 0.0%
             L-3 Communications Corp.
              Company Guar. Senior Sec. Notes
              6.38% due 10/15/15...............   75,000      74,437
                                                          ----------
           Enterprise Software/Service -- 0.0%
             Oracle Corp.
              Notes
              5.00% due 01/15/11...............   50,000      49,924
                                                          ----------
           Finance - Auto Loans -- 0.3%
             Ford Motor Credit Co.
              Senior Notes
              5.80% due 01/12/09...............    7,000       6,839
             Ford Motor Credit Co.
              Notes
              6.63% due 06/16/08...............   50,000      49,721
             Ford Motor Credit Co.
              Notes
              7.38% due 10/28/09...............  110,000     109,816
             General Motors Acceptance Corp.
              Notes
              6.75% due 12/01/14...............  105,000     107,669
             General Motors Acceptance Corp.
              Notes
              6.88% due 09/15/11...............  225,000     231,653
             General Motors Acceptance Corp.
              Notes
              6.88% due 08/28/12...............    6,000       6,183
                                                          ----------
                                                             511,881
                                                          ----------

                                                    Principal  Value
                    Security Description             Amount   (Note 3)

         -------------------------------------------------------------
         Finance - Commercial -- 0.1%
           CIT Group, Inc.
            Notes
            5.85% due 09/15/16..................... $ 45,000  $ 46,289
           Transamerica Finance Corp.
            Senior Notes
            6.40% due 09/15/08.....................   67,000    68,343
                                                              --------
                                                               114,632
                                                              --------
         Finance - Credit Card -- 0.1%
           Capital One Capital III
            Company Guar.
            7.69% due 08/15/36.....................  100,000   116,079
           Capital One Financial Corp.
            Senior Notes
            5.70% due 09/15/11.....................   80,000    81,738
                                                              --------
                                                               197,817
                                                              --------
         Finance - Investment Banker/Broker -- 0.2%
           Goldman Sachs Group, Inc.
            Sub. Notes
            5.95% due 01/15/27.....................   81,000    82,205
           Lehman Brothers Holdings, Inc.
            Senior Notes
            5.75% due 05/17/13.....................   45,000    46,239
           Lehman Brothers Holdings, Inc.
            Sub. Notes
            5.75% due 01/03/17.....................   80,000    81,922
           Merrill Lynch & Co., Inc.
            Sub. Notes
            6.22% due 09/15/26.....................   50,000    52,653
           Morgan Stanley
            Senior Notes
            5.75% due 10/18/16.....................   63,000    64,813
                                                              --------
                                                               327,832
                                                              --------
         Finance - Mortgage Loan/Banker -- 0.3%
           Countrywide Financial Corp.
            Sub. Notes
            6.25% due 05/15/16.....................   90,000    92,850
           Residential Capital Corp.
            Senior Notes
            6.38% due 06/30/10.....................  360,000   368,583
           Residential Capital Corp.
            Senior Notes
            6.50% due 04/17/13.....................   55,000    57,057
                                                              --------
                                                               518,490
                                                              --------
         Forestry -- 0.0%
           Weyerhaeuser Co.
            Debentures
            6.88% due 12/15/33.....................   55,000    55,435
                                                              --------
         Funeral Services & Related Items -- 0.0%
           Service Corp. International
            Senior Notes
            6.75% due 04/01/16.....................   75,000    73,688
                                                              --------
         Gas - Distribution -- 0.1%
           Sempra Energy
            Senior Notes
            4.62% due 05/17/07.....................   55,000    54,827
           Southern California Gas Co
            1st Mtg. Bonds
            5.75% due 11/15/35.....................   65,000    67,232
                                                              --------
                                                               122,059
                                                              --------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                    Principal  Value
                   Security Description              Amount   (Note 3)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Hotel/Motel -- 0.0%
           Wyndham Worldwide Corp.
            Senior Bonds
            6.00% due 12/01/16*.................... $ 50,000  $ 49,774
                                                              --------
         Independent Power Producers -- 0.2%
           Calpine Corp
            Sec. Notes
            8.75% due 07/15/13*(6)(13).............  145,000   155,875
           NRG Energy, Inc.
            Company Guar. Notes
            7.38% due 02/01/16.....................  125,000   125,000
                                                              --------
                                                               280,875
                                                              --------
         Insurance Broker -- 0.1%
           Marsh & McLennan Cos., Inc.
            Senior Notes
            7.13% due 06/15/09.....................   80,000    83,204
                                                              --------
         Insurance - Life/Health -- 0.2%
           Americo Life, Inc.
            Notes
            7.88% due 05/01/13*....................  102,000   103,596
           AmerUs Group Co.
            Senior Notes
            6.58% due 05/16/11.....................  110,000   116,875
           MIC Financing Trust I
            Pass Through Certs.
            8.38% due 02/01/27*....................   57,000    57,146
           Monumental Global Funding II
            Notes
            5.65% due 07/14/11*....................   54,000    55,229
                                                              --------
                                                               332,846
                                                              --------
         Insurance - Multi - line -- 0.1%
           ING Security Life Institutional Funding
            Notes
            2.70% due 02/15/07*....................  141,000   140,123
           Metropolitan Life Global Funding I
            Sec. Notes
            5.75% due 07/25/11*....................   55,000    56,612
                                                              --------
                                                               196,735
                                                              --------
         Insurance - Property/Casualty -- 0.0%
           Crum & Forster Holdings Corp.
            Senior Notes
            10.38% due 06/15/13....................   55,000    58,988
                                                              --------
         Insurance - Reinsurance -- 0.0%
           Odyssey Re Holdings Corp.
            Senior Notes
            6.88% due 05/01/15.....................   56,000    57,667
                                                              --------
         Leisure Products -- 0.1%
           Brunswick Corp.
            Notes
            5.00% due 06/01/11.....................   87,000    83,818
                                                              --------
         Medical Products -- 0.1%
           Baxter International, Inc.
            Senior Bonds
            5.90% due 09/01/16.....................   45,000    47,027
           Universal Hospital Services, Inc.
            Senior Notes
            10.13% due 11/01/11....................   45,000    47,925
                                                              --------
                                                                94,952
                                                              --------
         Medical - Drugs -- 0.2%
           American Home Products Corp.
            Notes
            6.70% due 03/15/11.....................   93,000    99,528

                                                      Principal  Value
                    Security Description               Amount   (Note 3)

        ----------------------------------------------------------------
        Medical - Drugs (continued)
          Merck & Co., Inc.
           Notes
           2.50% due 03/30/07........................ $108,000  $107,053
          Wyeth
           Bonds
           5.50% due 02/01/14........................  112,000   113,821
                                                                --------
                                                                 320,402
                                                                --------
        Medical - HMO -- 0.0%
          WellPoint, Inc.
           Notes
           3.75% due 12/14/07........................   77,958    76,728
                                                                --------
        Medical - Hospitals -- 0.1%
          HCA, Inc.
           Senior Notes
           6.95% due 05/01/12........................   85,000    79,475
          HCA, Inc.
           Sec Notes.
           9.25% due 11/15/16*.......................   20,000    20,875
                                                                --------
                                                                 100,350
                                                                --------
        Medical - Wholesale Drug Distribution -- 0.1%
          Cardinal Health, Inc.
           Notes
           5.80% due 10/15/16*.......................   90,000    91,203
                                                                --------
        Metal Processors & Fabrication -- 0.1%
          Timken Co.
           Notes
           5.75% due 02/15/10........................   88,000    87,627
                                                                --------
        Mining -- 0.0%
          Newmont Mining Corp.
           Notes
           8.63% due 05/15/11........................   55,000    62,273
                                                                --------
        Multimedia -- 0.4%
          Belo Corp.
           Senior Notes
           6.75% due 05/30/13........................   55,000    56,654
          Cox Enterprises, Inc.
           Notes
           7.88% due 09/15/10*.......................  143,000   153,879
          News America, Inc.
           Company Guar. Bonds
           7.30% due 04/30/28........................   65,000    72,088
          Time Warner Cos., Inc.
           Company Guar. Notes
           7.25% due 10/15/17........................   52,000    57,742
          Time Warner Entertainment Co., LP
           Senior Debentures
           8.38% due 03/15/23........................  157,000   188,746
          Time Warner Entertainment Co. LP
           Senior Notes
           8.38% due 07/15/33........................   50,000    62,079
          Time Warner, Inc.
           Company Guar. Notes
           6.75% due 04/15/11........................   55,000    58,041
          Viacom, Inc.
           Senior Notes
           6.88% due 04/30/36........................   45,000    46,231
                                                                --------
                                                                 695,460
                                                                --------
        Non - Hazardous Waste Disposal -- 0.1%
          Republic Services, Inc.
           6.09% due 03/15/35........................   95,000    98,609
                                                                --------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                       Principal  Value
                    Security Description                Amount   (Note 3)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Office Automation & Equipment -- 0.1%
        Pitney Bowes, Inc.
         Notes
         5.25% due 01/15/37........................... $ 90,000  $ 90,100
                                                                 --------
      Oil Companies - Exploration & Production -- 0.2%
        Chesapeake Energy Corp.
         Senior Notes
         7.50% due 09/15/13...........................  145,000   149,712
        El Paso Production Holding Co.
         Company Guar. Senior Notes
         7.75% due 06/01/13...........................  145,000   150,256
        Hilcorp Energy I LP
         Senior Notes
         10.50% due 09/01/10*.........................   49,000    52,614
                                                                 --------
                                                                  352,582
                                                                 --------
      Oil Companies - Integrated -- 0.2%
        ChevronTexaco Capital Co.
         Guar. Notes
         3.50% due 09/17/07...........................   75,000    74,057
        ConocoPhillips Canada Funding Co.
         Company Guar. Notes
         5.95% due 10/15/36...........................   42,000    44,243
        Hess Corp.
         Notes
         7.13% due 03/15/33...........................   55,000    62,015
        Hess Corp.
         Bonds
         7.88% due 10/01/29...........................   70,000    84,208
                                                                 --------
                                                                  264,523
                                                                 --------
      Oil Refining & Marketing -- 0.1%
        The Premcor Refining Group, Inc.
         Company Guar. Notes
         6.75% due 05/01/14...........................  144,000   148,319
                                                                 --------
      Oil - Field Services -- 0.0%
        Hanover Compressor Co.
         Senior Notes
         9.00% due 06/01/14...........................   30,000    32,175
                                                                 --------
      Paper & Related Products -- 0.1%
        Bowater, Inc.
         Notes
         6.50% due 06/15/13...........................   85,000    75,863
        Plum Creek Timberlands LP
         Company Guar. Notes
         5.88% due 11/15/15...........................   95,000    94,963
        Westvaco Corp.
         Bonds
         7.95% due 02/15/31...........................   50,000    56,063
                                                                 --------
                                                                  226,889
                                                                 --------
      Pipelines -- 0.2%
        Duke Energy Field Services LLC
         Notes
         6.88% due 02/01/11...........................   55,000    58,081
        Dynegy - Roseton Danskammer
         Company Guar. Notes
         7.67% due 11/08/16...........................   35,000    35,350
        ONEOK Partners LP
         Bonds
         6.15% due 10/01/16...........................   45,000    46,366
        Reliant Energy, Inc.
         Notes
         7.75% due 02/15/11...........................  110,000   119,613
                                                                 --------
                                                                  259,410
                                                                 --------

                                                   Principal  Value
                    Security Description            Amount   (Note 3)

           ----------------------------------------------------------
           Precious Metals -- 0.1%
             Barrick Gold Finance Co.
              Bonds
              5.80% due 11/15/34.................. $ 50,000  $ 47,807
             Barrick Gold Finance Co.
              Company Guar. Debentures
              7.50% due 05/01/07..................   82,000    82,697
                                                             --------
                                                              130,504
                                                             --------
           Private Corrections -- 0.0%
             Corrections Corp. of America
              Company Guar. Notes
              6.25% due 03/15/13..................   35,000    34,475
                                                             --------
           Publishing - Newspapers -- 0.1%
             Knight Ridder, Inc.
              Debentures
              6.88% due 03/15/29..................   65,000    63,013
             Knight Ridder, Inc.
              Debentures
              7.15% due 11/01/27..................   70,000    68,291
                                                             --------
                                                              131,304
                                                             --------
           Radio -- 0.1%
             Chancellor Media Corp.
              Company Guar. Senior Notes
              8.00% due 11/01/08..................  150,000   156,665
                                                             --------
           Real Estate Investment Trusts -- 0.2%
             AvalonBay Communities, Inc.
              Senior Notes
              5.75% due 09/15/16..................   90,000    92,516
             Health Care Property Investors, Inc.
              Senior Notes
              5.65% due 12/15/13..................   80,000    80,084
             Heritage Property Investment Trust
              Notes
              4.50% due 10/15/09..................   55,000    53,918
             Mack - Cali Realty LP
              Bonds
              5.80% due 01/15/16..................   55,000    56,127
             Reckson Operating Partnership LP
              Senior Notes
              6.00% due 03/31/16..................   31,000    31,331
             Simon Property Group LP
              Notes
              5.38% due 08/28/08..................   32,000    31,977
             Simon Property Group LP
              Notes
              5.60% due 09/01/11..................   40,000    40,718
                                                             --------
                                                              386,671
                                                             --------
           Real Estate Management/Services -- 0.1%
             AMB Property LP
              Company Guar. Notes
              5.90% due 08/15/13..................   36,000    37,011
             EOP Operating LP
              Senior Notes
              7.00% due 07/15/11..................  110,000   119,444
             Realogy Corp.
              Senior Notes
              6.50% due 10/15/16*.................   90,000    93,239
                                                             --------
                                                              249,694
                                                             --------
           Retail - Drug Store -- 0.1%
             CVS Lease Pass Through Trust
              Pass Through Certs.
              6.04% due 12/10/28*.................  100,000   101,727
                                                             --------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Principal  Value
                   Security Description                       Amount   (Note 3)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (continued)
Retail - Regional Department Stores -- 0.0%
  Federated Retail Holdings, Inc.
   Company Guar. Notes
   5.90% due 12/01/16....................................... $ 80,000  $ 81,204
                                                                       --------
Savings & Loans/Thrifts -- 0.4%
  Downey Financial Corp.
   Notes
   6.50% due 07/01/14.......................................  130,000   132,130
  Independence Community Bank Corp.
   Notes
   3.50% due 06/20/08.......................................   59,000    57,514
  Sovereign Bancorp, Inc.
   Senior Notes
   4.80% due 09/01/10*......................................  166,000   163,475
  Washington Mutual Bank
   Sub. Notes
   5.95% due 05/20/13.......................................  110,000   113,383
  Western Financial Bank
   Senior Debentures
   9.63% due 05/15/12.......................................  124,000   136,565
                                                                       --------
                                                                        603,067
                                                                       --------
Special Purpose Entities -- 0.4%
  ABX Financing Co.
   Company Guar.
   6.35% due 10/15/36*......................................  150,000   153,698
  BAE Systems Holdings, Inc.
   Notes
   5.20% due 08/15/15*......................................  160,000   154,987
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  121,000   128,865
  Pricoa Global Funding I
   Notes
   5.30% due 09/27/13*......................................   90,000    90,830
  Principal Life Global Funding I
   Sec. Notes
   5.25% due 01/15/13*......................................  177,000   177,700
                                                                       --------
                                                                        706,080
                                                                       --------
Steel - Producer -- 0.1%
  Reliance Steel & Aluminum Co.
   Company Guar. Notes
   6.85% due 11/15/36*......................................  150,000   151,720
                                                                       --------
Telecom Services -- 0.0%
  Qwest Corp.
   Senior Notes
   7.50% due 10/01/14*......................................   25,000    26,563
                                                                       --------
Telephone - Integrated -- 0.4%
  AT&T Corp.
   Senior Notes
   7.30% due 11/15/11.......................................   56,000    61,320
  GTE Northwest, Inc.
   Debentures Series D
   5.55% due 10/15/08.......................................   60,000    60,173
  GTE Southwest, Inc.
   1st Mtg. Bonds
   8.50% due 11/15/31.......................................  130,000   160,175
  LCI International, Inc.
   Senior Notes
   7.25% due 06/15/07.......................................  115,000   115,144
  New England Telephone & Telegraph Co.
   Debentures
   7.88% due 11/15/29.......................................   65,000    73,376

                                                           Principal   Value
                  Security Description                      Amount    (Note 3)

--------------------------------------------------------------------------------
Telephone - Integrated (continued)
  Sprint Capital Corp.
   Company Guar. Notes
   6.88% due 11/15/28..................................... $ 50,000  $    52,048
  Sprint Nextel Corp.
   Bonds
   6.00% due 12/01/16.....................................   45,000       44,999
  Verizon New York, Inc.
   Debentures Series A
   6.88% due 04/01/12.....................................  114,000      119,791
                                                                     -----------
                                                                         687,026
                                                                     -----------
Television -- 0.0%
  Paxson Communications, Inc.
   Sec. Notes
   11.62% due 01/15/13*(4)................................   55,000       55,275
                                                                     -----------
Transport - Air Freight -- 0.2%
  Atlas Air, Inc.
   Pass Through Certs.
   Series 1999-1 Class A-1
   7.20% due 01/02/19.....................................  312,122      312,122
                                                                     -----------
Transport - Rail -- 0.1%
  Burlington Northern Santa Fe Corp.
   Debentures
   7.29% due 06/01/36.....................................  141,000      171,785
                                                                     -----------
Transport - Services -- 0.1%
  FedEx Corp.
   Company Guar. Notes
   5.50% due 08/15/09.....................................   45,000       45,391
  Ryder System, Inc.
   Notes
   5.85% due 11/01/16.....................................   90,000       89,716
                                                                     -----------
                                                                         135,107
                                                                     -----------
Total Corporate Bonds & Notes
   (cost $16,289,991).....................................            16,486,577
                                                                     -----------
FOREIGN CORPORATE BONDS & NOTES -- 2.0%
Banks - Commercial -- 0.2%
  Barclays Bank PLC
   Notes
   5.93% due 12/15/16*(11)................................  100,000      102,396
  Caisse Nationale des Caisses d'Epargne et de Prevoyance
   Notes
   4.90% due 12/29/06(4)(11)..............................  102,000       83,385
  Glitnir Bank I HF
   Sub. Notes
   6.69% due 06/15/11*....................................   57,000       59,458
  Landsbanki Islands HF
   Notes
   6.10% due 08/25/11*....................................   45,000       46,103
  NIBC Bank NV
   Bonds
   5.82% due 12/11/13*(11)................................   55,000       54,096
                                                                     -----------
                                                                         345,438
                                                                     -----------
Banks - Money Center -- 0.2%
  HBOS Capital Funding LP
   Company Guar. Notes
   6.85% due 03/23/09(11).................................  163,000      164,434
  Mizuho Financial Group Cayman, Ltd.
   Bank Guar. Notes
   8.38% due 04/27/09(11).................................  120,000      127,452
                                                                     -----------
                                                                         291,886
                                                                     -----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                       Principal  Value
                    Security Description                Amount   (Note 3)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Beverages - Wine/Spirits -- 0.1%
        Diageo Capital PLC
         Company Guar. Notes
         5.13% due 01/30/13........................... $ 90,000  $ 89,712
                                                                 --------
      Brewery -- 0.0%
        SABMiller PLC
         Notes
         6.50% due 07/01/16*..........................   80,000    84,789
                                                                 --------
      Cruise Lines -- 0.0%
        Royal Caribbean Cruises, Ltd.
         Senior Notes
         7.00% due 06/15/13...........................   65,000    66,875
                                                                 --------
      Diversified Manufactured Operations -- 0.1%
        Tyco International Group SA
         Company Guar.
         6.00% due 11/15/13...........................  110,000   115,141
                                                                 --------
      Diversified Minerals -- 0.1%
        Vale Overseas, Ltd.
         Bonds
         6.88% due 11/21/36...........................  110,000   112,599
                                                                 --------
      Finance - Consumer Loans -- 0.0%
        Aiful Corp.
         Notes
         4.45% due 02/16/10*..........................   55,000    53,011
                                                                 --------
      Insurance - Multi - line -- 0.1%
        Aegon NV
         Sub. Notes
         5.41% due 07/15/14(4)(11)....................  145,000   123,975
        ING Groep NV
         Bonds
         5.78% due 12/08/15(11).......................  100,000   100,660
                                                                 --------
                                                                  224,635
                                                                 --------
      Investment Companies -- 0.1%
        Canadian Oil Sands, Ltd.
         Notes
         5.80% due 08/15/13*..........................  113,000   114,488
                                                                 --------
      Machinery - Construction & Mining -- 0.0%
        Atlas Copco AB
         Notes
         6.50% due 04/01/08*..........................   56,000    56,805
                                                                 --------
      Medical - Drugs -- 0.1%
        Angiotech Pharmaceuticals, Inc.
         Senior Sub. Notes
         7.75% due 04/01/14*..........................   40,000    36,100
        Angiotech Pharmaceuticals, Inc.
         Senior Notes
         9.10% due 12/01/13*(4).......................   15,000    15,000
        Elan Finance PLC
         Company Guar. Senior Notes
         7.75% due 11/15/11...........................   55,000    53,487
                                                                 --------
                                                                  104,587
                                                                 --------
      Metal - Diversified -- 0.1%
        Inco, Ltd.
         Notes
         7.75% due 05/15/12...........................   80,000    87,830
                                                                 --------
      Oil Companies - Exploration & Production -- 0.0%
        EnCana Corp.
         Bonds
         6.50% due 08/15/34...........................   25,000    26,707
        Talisman Energy, Inc.
         Senior Notes
         6.25% due 02/01/38...........................   50,000    49,649
                                                                 --------
                                                                   76,356
                                                                 --------

                                                      Principal  Value
                    Security Description               Amount   (Note 3)

        ----------------------------------------------------------------
        Oil Companies - Integrated -- 0.0%
          Petro - Canada
           Notes
           5.95% due 05/15/35........................ $ 50,000  $ 49,316
                                                                --------
        Paper & Related Products -- 0.0%
          Abitibi - Consolidated, Inc.
           Notes
           8.55% due 08/01/10........................   75,000    72,094
                                                                --------
        Pipelines -- 0.1%
          Kinder Morgan Finance Co. ULC
           Company Guar. Notes
           5.70% due 01/05/16........................   99,000    92,274
                                                                --------
        Property Trust -- 0.0%
          WEA Finance LLC/WCI Finance LLC
           Senior Notes
           5.70% due 10/01/16*.......................   45,000    45,556
                                                                --------
        Real Estate Operations & Development -- 0.1%
          Brookfield Asset Management, Inc.
           Notes
           8.13% due 12/15/08........................  141,000   148,696
                                                                --------
        Satellite Telecom -- 0.0%
          Intelsat Bermuda, Ltd.
           Company Guar. Notes
           9.25% due 06/15/16*.......................   75,000    80,250
                                                                --------
        Savings & Loans/Thrifts -- 0.1%
          Washington Mutual Preferred Funding Cayman
           Bonds
           7.25% due 03/15/11*(11)...................  110,000   113,090
                                                                --------
        Special Purpose Entities -- 0.2%
          Hybrid Capital Funding I LP
           Sub. Notes
           8.00% due 06/30/11(11)....................  208,000   216,029
          Rio Tinto Finance USA, Ltd.
           Notes
           2.63% due 09/30/08........................   45,000    43,106
          SovRisc BV
           Notes
           4.63% due 10/31/08*.......................  113,000   112,273
                                                                --------
                                                                 371,408
                                                                --------
        Telecom Services -- 0.2%
          Telenet Group Holdings NV
           Disc. Notes
           11.50% due 06/15/14*(5)...................  114,000   101,745
          TELUS Corp.
           Notes
           7.50% due 06/01/07........................  123,000   124,227
          TELUS Corp
           Notes
           8.00% due 06/01/11........................   50,000    55,244
                                                                --------
                                                                 281,216
                                                                --------
        Telephone - Integrated -- 0.1%
          British Telecommunications PLC
           Bonds
           8.63% due 12/15/30........................   65,000    91,694
          Telecom Italia Capital SA
           Company Guar. Notes
           4.00% due 01/15/10........................   80,000    76,702
          Telecom Italia Capital SA
           Notes
           5.25% due 10/01/15........................   45,000    42,563
                                                                --------
                                                                 210,959
                                                                --------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Principal    Value
                  Security Description              Amount     (Note 3)
       ------------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Transport - Rail -- 0.1%
         Canadian National Railway Co.
          Notes
          6.38% due 10/15/11...................... $  110,000 $   116,055
                                                              -----------
       Total Foreign Corporate Bonds & Notes
          (cost $3,370,223).......................              3,405,066
                                                              -----------
       FOREIGN GOVERNMENT AGENCIES -- 0.1%
       Sovereign -- 0.1%
         United Kingdom
          Notes
          2.25% due 07/08/08*
          (cost $109,978).........................    110,000     105,573
                                                              -----------
       U.S. GOVERNMENT AGENCIES -- 10.9%
       Federal Home Loan Mtg. Corp. -- 4.4%
         4.50% due 11/01/18.......................    306,907     299,206
         4.50% due 07/01/19.......................    294,970     287,156
         5.00% due 03/01/19.......................    274,937     272,586
         5.00% due 07/01/19.......................    555,442     550,693
         5.00% due 10/01/33.......................     29,865      29,257
         5.00% due 03/01/34.......................    644,616     631,134
         5.00% due 11/01/35.......................  1,143,588   1,118,023
         5.50% due 10/01/33.......................     16,140      16,123
         5.50% due 05/15/34(7)....................    431,809     435,785
         5.50% due 01/01/35.......................    631,071     629,286
         5.72% due 08/01/36.......................  1,228,390   1,238,698
         6.00% due December TBA...................    600,000     606,563
         6.50% due 12/01/28.......................    270,491     277,823
         6.50% due 11/01/33.......................     48,895      50,020
         6.50% due 04/01/34.......................    343,501     351,021
         6.50% due 03/01/36.......................    325,478     332,132
         6.50% due 05/01/36.......................     10,371      10,583
         7.00% due 06/01/32.......................    112,580     116,039
         7.50% due 04/01/31.......................    178,997     186,382
         8.00% due 04/01/30.......................     21,098      22,212
         8.00% due 07/01/30.......................        241         253
         8.00% due 12/01/30.......................     61,615      64,867
                                                              -----------
                                                                7,525,842
                                                              -----------
       Federal National Mtg. Assoc. -- 6.3%
         4.50% due 02/01/18.......................    292,021     284,963
         4.50% due 06/01/18.......................    123,434     120,438
         5.00% due 10/01/18.......................     70,494      70,008
         5.00% due 11/01/33.......................     29,406      28,798
         5.00% due 03/01/34.......................  2,418,921   2,367,595
         5.50% due 03/01/18.......................     44,217      44,557
         5.50% due 12/01/33.......................  1,132,692   1,131,034
         5.50% due 05/01/34.......................    673,627     672,640
         5.50% due 02/01/36.......................    346,066     348,070
         5.50% due 11/01/36.......................  2,578,402   2,569,067
         6.00% due 12/01/16.......................    177,788     181,169
         6.00% due 05/01/17.......................    132,465     135,001
         6.00% due 12/01/33.......................    486,523     492,875
         6.00% due 07/01/34.......................    770,615     779,676
         6.50% due 02/01/17.......................    117,329     120,221
         6.50% due 08/01/31.......................    128,010     131,395
         6.50% due 07/01/32.......................    182,913     187,524
         6.50% due 07/01/36.......................    900,001     918,398
         7.00% due 09/01/31.......................     97,756     100,800
         7.50% due 06/01/15.......................     34,765      36,026
                                                              -----------
                                                               10,720,255
                                                              -----------
       Government National Mtg. Assoc. -- 0.2%
         6.00% due 02/15/29.......................     10,062      10,248
         6.00% due 04/15/29.......................     24,845      25,304
         6.00% due 06/15/29.......................     44,813      45,645

                                                              Principal      Value
                   Security Description                        Amount       (Note 3)

---------------------------------------------------------------------------------------
Government National Mtg. Assoc. (continued)
  6.50% due 02/15/29....................................... $   130,390   $    134,590
  6.50% due 04/15/31.......................................      92,096         94,996
                                                                          ------------
                                                                               310,783
                                                                          ------------
Total U.S. Government Agencies
   (cost $18,591,430)......................................                 18,556,880
                                                                          ------------
U.S. GOVERNMENT TREASURIES -- 2.1%
United States Treasury Bonds -- 1.5%
  4.50% due 02/15/36.......................................   1,400,000      1,386,109
  7.88% due 02/15/21.......................................     850,000      1,133,688
                                                                          ------------
                                                                             2,519,797
                                                                          ------------
United States Treasury Notes -- 0.6%
  4.00% due 02/15/14.......................................   1,000,000        972,461
                                                                          ------------
Total U.S. Government Treasuries
   (cost $3,414,173).......................................                  3,492,258
                                                                          ------------
Total Long - Term Investment Securities
   (cost $133,984,141).....................................                143,764,920
                                                                          ------------
SHORT - TERM INVESTMENT SECURITIES -- 9.3%
COMMERCIAL PAPER -- 8.3%
  Rabobank USA Financial Corp.
   5.30% due 12/01/06......................................   8,000,000      8,000,000
  Societe Generale NA
   5.30% due 12/01/06......................................   6,000,000      6,000,000
                                                                          ------------
                                                                            14,000,000
                                                                          ------------
Time Deposit -- 0.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.80% due 12/01/06......................................     301,000        301,000
                                                                          ------------
U.S. Government Treasuries -- 0.9%
  United States Treasury Bills
   4.84% due 12/07/06@.....................................      15,000         14,988
   4.96% due 12/21/06@.....................................     400,000        398,904
   5.09% due 12/28/06@.....................................   1,110,000      1,105,792
   5.15% due 12/21/06@.....................................      10,000          9,972
                                                                          ------------
                                                                             1,529,656
                                                                          ------------
Total Short - Term Investment Securities
   (cost $15,830,656)......................................                 15,830,656
                                                                          ------------
REPURCHASE AGREEMENT -- 6.3%
  Repurchase agreement with State Street
   Bank & Trust Co., bearing interest at
   4.82%, dated 11/30/06, to be repurchased 12/01/06 in
   the amount of $10,677,429 and collateralized by
   Federal National Mtg. Assoc. Notes, bearing interest at
   3.25%, due 08/15/08 and having an approximate value
   of $10,923,674
   (cost $10,676,000)......................................  10,676,000     10,676,000
                                                                          ------------
TOTAL INVESTMENTS
   (cost $160,490,797)(8)..................................       100.4%   170,271,576
                                                                          ------------
Liabilities in excess of other assets......................        (0.4)%     (651,967)
                                                            -----------   ------------
NET ASSETS --                                                     100.0%  $169,619,609
                                                            ===========   ============
BONDS AND NOTES SOLD SHORT -- 0.4%
U.S. Government Agencies -- 0.4%
  Federal National Mtg. Assoc. 6.50% due December TBA
   (proceeds $611,484)..................................... $  (600,000)  $   (612,187)
                                                                          ============

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

--------
ADR  American Depository Receipt
TBA To Be Announced.
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $4,798,433 representing 2.83% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Variable Rate Security -- the rate reflected is as of November 30, 2006, maturity date reflects the stated maturity date.
(2)Commercial Mortgaged Back Security
(3)Variable Rate Security -- the rate reflected is as of November 30, 2006, maturity date reflects next reset date.
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006.
(5)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(6)Bond in default
(7)Collateralized Mortgaged Obligation
(8)See Note 6 for cost of investments on a tax basis.
(9)Illiquid security
(10)To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the Asset Allocation Fund held the following restricted securities:

                                                                   Market   Value as a
                        Acquisition Principal Acquisition Market    Value      % of
         Name              Date      Amount      Cost     Value   Per Share Net Assets
----------------------- ----------- --------- ----------- ------- --------- ----------
ICO North America, Inc.
 7.50% due 08/15/09....  08/11/05   $ 20,000    $20,000   $22,400  $112.00     0.00%
Southern Energy, Inc.
 7.90% due 07/15/09....  01/10/06    125,000          0         0     0.00     0.00
                                                          -------              ----
                                                          $22,400              0.00%
                                                          =======              ====

(11)Perpetual Maturity. The maturity date shown represents the next call date.
(12)Fair valued security; see Note 3.
(13)Company has filed for Chapter 11 bankruptcy protection.


Open Futures Contracts
--------------------------------------------------------------------------------------------
                                                                                Unrealized
Number of                           Expiration    Value at     Value as of     Appreciation
Contracts       Description            Date      Trade Date November 30, 2006 (Depreciation)
--------------------------------------------------------------------------------------------
  4 Long  CAC 40 10 Euro Index.... December 2006 $   64,634    $   62,573        $ (2,061)
  1 Long  FTSE 100 Index.......... December 2006    115,880       119,214           3,334
  2 Long  Hang Seng Index......... December 2006    248,294       244,244          (4,050)
232 Long  MSCI Pan Euro Index..... December 2006  6,858,284     7,231,477         373,193
  3 Long  MSCI Singapore Index.... December 2006    133,437       134,177             740
  2 Long  Nikkei 225 Index........ December 2006    160,712       162,200           1,488
  4 Long  OMXS 30 Index........... December 2006     64,602        62,573          (2,029)
 14 Long  S & P 500 Index......... December 2006  4,676,575     4,910,150         233,575
  7 Long  SPI 200 Index........... December 2006    690,840       754,962          64,122
 18 Long  Tokyo Price Index....... December 2006  2,555,456     2,501,382         (54,074)
17 Short  U.S. Treasury 10 YR Note    March 2007  1,849,282     1,856,188          (6,906)
                                                                                 --------
                                                                                 $607,332
                                                                                 ========

                  See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Diversified Manufactured Operations............. 7.5%
             Finance -- Investment Banker/Broker............. 7.3%
             Oil -- Field Services........................... 4.6%
             Medical -- HMO.................................. 4.5%
             Medical -- Drugs................................ 4.0%
             Collective Investment Pool...................... 3.9%
             Medical -- Biomedical/Gene...................... 3.7%
             Semiconductors Components -- Integrated Circuits 3.4%
             Web Portals/ISP................................. 3.1%
             Applications Software........................... 3.0%
             Banks -- Fiduciary.............................. 3.0%
             Networking Products............................. 2.9%
             Wireless Equipment.............................. 2.8%
             Investment Management/Advisor Services.......... 2.4%
             Pharmacy Services............................... 2.3%
             Electronic Components -- Semiconductors......... 2.2%
             Oil Companies -- Integrated..................... 2.0%
             Retail -- Discount.............................. 2.0%
             Medical Instruments............................. 1.9%
             Casino Hotels................................... 1.7%
             Retail -- Regional Department Stores............ 1.7%
             Cosmetics & Toiletries.......................... 1.6%
             Computers....................................... 1.5%
             Finance -- Credit Card.......................... 1.5%
             Data Processing/Management...................... 1.3%
             Therapeutics.................................... 1.3%
             Registered Investment Companies................. 1.2%
             Aerospace/Defense............................... 1.1%
             Medical Products................................ 1.1%
             Audio/Video Products............................ 1.0%
             Casino Services................................. 1.0%
             E-Commerce/Products............................. 1.0%
             Enterprise Software/Service..................... 1.0%
             Banks -- Super Regional......................... 0.9%
             Cellular Telecom................................ 0.9%
             E-Commerce/Services............................. 0.9%

                Finance -- Consumer Loans................   0.9%
                Multimedia...............................   0.9%
                Retail -- Building Products..............   0.9%
                Beverages -- Non-alcoholic...............   0.8%
                Finance -- Other Services................   0.8%
                Insurance -- Life/Health.................   0.8%
                Oil Companies -- Exploration & Production   0.8%
                Agricultural Operations..................   0.7%
                Electronic Forms.........................   0.7%
                Hotels/Motels............................   0.7%
                Retail -- Drug Store.....................   0.7%
                Cable TV.................................   0.6%
                Computer Aided Design....................   0.6%
                Computers -- Memory Devices..............   0.5%
                Finance -- Mortgage Loan/Banker..........   0.5%
                Insurance -- Multi-line..................   0.5%
                Semiconductor Equipment..................   0.5%
                Telecom Services.........................   0.5%
                Broadcast Services/Program...............   0.4%
                Electronic Measurement Instruments.......   0.4%
                Food -- Wholesale/Distribution...........   0.4%
                Telecom Equipment -- Fiber Optics........   0.4%
                Transport -- Rail........................   0.4%
                Aerospace/Defense -- Equipment...........   0.3%
                Consumer Products -- Misc................   0.3%
                Instruments -- Controls..................   0.3%
                Retail -- Bedding........................   0.3%
                Retail -- Consumer Electronics...........   0.3%
                Machinery -- Construction & Mining.......   0.2%
                Medical -- Wholesale Drug Distribution...   0.2%
                Optical Supplies.........................   0.2%
                Coal.....................................   0.1%
                Dialysis Centers.........................   0.1%
                Motorcycle/Motor Scooter.................   0.1%
                                                          -----
                                                          104.0%
                                                          =====

*  Calculated as a percentage of net assets.

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK -- 98.9%
           Aerospace/Defense -- 1.1%
             General Dynamics Corp.................  9,700 $  725,948
             Rockwell Collins, Inc.#...............  4,200    253,386
                                                           ----------
                                                              979,334
                                                           ----------
           Aerospace/Defense-Equipment -- 0.3%
             United Technologies Corp..............  3,700    238,761
                                                           ----------
           Agricultural Operations -- 0.7%
             Monsanto Co........................... 12,200    586,454
                                                           ----------
           Apparel Manufacturer -- 0.0%
             Coach, Inc.+..........................    400     17,284
                                                           ----------
           Applications Software -- 3.0%
             Intuit, Inc.+.........................  9,600    302,208
             Microsoft Corp........................ 77,630  2,276,888
                                                           ----------
                                                            2,579,096
                                                           ----------
           Audio/Video Products -- 1.0%
             Harman International Industries, Inc..  8,600    893,024
                                                           ----------
           Banks-Fiduciary -- 3.0%
             Mellon Financial Corp.................  9,400    378,162
             Northern Trust Corp................... 11,600    660,736
             State Street Corp..................... 24,300  1,509,759
                                                           ----------
                                                            2,548,657
                                                           ----------
           Banks-Super Regional -- 0.9%
             Wells Fargo & Co...................... 22,000    775,280
                                                           ----------
           Beverages-Non-alcoholic -- 0.8%
             PepsiCo, Inc.......................... 11,440    708,937
                                                           ----------
           Broadcast Services/Program -- 0.4%
             Grupo Televisa SA ADR................. 13,500    354,780
                                                           ----------
           Cable TV -- 0.6%
             Rogers Communications, Inc., Class B..  8,700    532,527
                                                           ----------
           Casino Hotels -- 1.7%
             Las Vegas Sands Corp.+................  2,300    210,588
             MGM Mirage, Inc.+.....................  4,800    258,096
             Wynn Resorts, Ltd.+#.................. 11,400  1,001,490
                                                           ----------
                                                            1,470,174
                                                           ----------
           Casino Services -- 1.0%
             International Game Technology......... 19,500    853,710
                                                           ----------
           Cellular Telecom -- 0.9%
             America Movil SA de CV, Series L ADR.. 17,300    769,331
                                                           ----------
           Coal -- 0.1%
             CONSOL Energy, Inc....................  3,000    110,130
                                                           ----------
           Computer Aided Design -- 0.6%
             Autodesk, Inc.+....................... 11,600    477,688
                                                           ----------
           Computers -- 1.5%
             Apple Computer, Inc.+................. 11,400  1,045,152
             Dell, Inc.+...........................  8,490    231,268
                                                           ----------
                                                            1,276,420
                                                           ----------
           Computers-Memory Devices -- 0.5%
             EMC Corp.+............................ 31,500    412,965
                                                           ----------
           Consumer Products-Misc. -- 0.3%
             Fortune Brands, Inc...................  2,800    226,520
                                                           ----------
           Cosmetics & Toiletries -- 1.6%
             Procter & Gamble Co................... 21,776  1,367,315
                                                           ----------
           Data Processing/Management -- 1.3%
             Automatic Data Processing, Inc........ 21,400  1,032,122
             Paychex, Inc..........................  2,900    114,289
                                                           ----------
                                                            1,146,411
                                                           ----------

                                                                Value
                     Security Description              Shares  (Note 3)

        ----------------------------------------------------------------
        Dialysis Centers -- 0.1%
          DaVita, Inc.+...............................  1,300 $   69,173
                                                              ----------
        Diversified Manufactured Operations -- 7.5%
          Danaher Corp................................ 29,740  2,174,589
          General Electric Co......................... 92,350  3,258,108
          Illinois Tool Works, Inc.................... 10,100    476,720
          Tyco International, Ltd..................... 17,500    530,075
                                                              ----------
                                                               6,439,492
                                                              ----------
        E-Commerce/Products -- 1.0%
          Amazon.com, Inc.+#.......................... 20,300    818,902
                                                              ----------
        E-Commerce/Services -- 0.9%
          eBay, Inc.+................................. 10,140    328,029
          Monster Worldwide, Inc.+....................  9,600    419,040
                                                              ----------
                                                                 747,069
                                                              ----------
        Electronic Components-Semiconductors -- 2.2%
          Intel Corp.................................. 25,370    541,649
          Texas Instruments, Inc...................... 16,310    481,961
          Xilinx, Inc................................. 30,730    823,564
                                                              ----------
                                                               1,847,174
                                                              ----------
        Electronic Forms -- 0.7%
          Adobe Systems, Inc.+........................ 14,920    598,740
                                                              ----------
        Electronic Measurement Instruments -- 0.4%
          Garmin, Ltd.#...............................  6,900    351,141
                                                              ----------
        Enterprise Software/Service -- 1.0%
          Oracle Corp.+............................... 45,050    857,301
                                                              ----------
        Finance-Consumer Loans -- 0.9%
          SLM Corp.................................... 16,500    756,360
                                                              ----------
        Finance-Credit Card -- 1.5%
          American Express Co......................... 22,400  1,315,328
                                                              ----------
        Finance-Investment Banker/Broker -- 7.3%
          Charles Schwab Corp......................... 43,100    790,454
          Citigroup, Inc.............................. 20,986  1,040,696
          E*TRADE Financial Corp.+.................... 27,500    661,925
          Goldman Sachs Group, Inc....................  5,800  1,129,840
          Merrill Lynch & Co., Inc....................  8,900    778,127
          Morgan Stanley.............................. 10,100    769,216
          UBS AG...................................... 18,646  1,121,031
                                                              ----------
                                                               6,291,289
                                                              ----------
        Finance-Mortgage Loan/Banker -- 0.5%
          Countrywide Financial Corp..................  9,900    393,228
                                                              ----------
        Finance-Other Services -- 0.8%
          Chicago Merchantile Exchange Holdings, Inc..    700    374,920
          Deutsche Boerse AG..........................  1,500    251,097
          IntercontinentalExchange, Inc...............    300     29,475
                                                              ----------
                                                                 655,492
                                                              ----------
        Food-Wholesale/Distribution -- 0.4%
          Sysco Corp.................................. 10,050    360,293
                                                              ----------
        Hotel/Motel -- 0.7%
          Marriott International, Inc., Class A....... 13,900    627,585
                                                              ----------
        Instruments-Controls -- 0.3%
          Thermo Fisher Scientific, Inc.+.............  5,000    219,150
                                                              ----------
        Insurance-Life/Health -- 0.8%
          Prudential Financial, Inc...................  8,100    659,988
                                                              ----------
        Insurance-Multi-line -- 0.5%
          Hartford Financial Services Group, Inc......  5,400    463,104
                                                              ----------
        Investment Management/Advisor Services -- 2.4%
          Ameriprise Financial, Inc...................  1,940    104,954
          Franklin Resources, Inc..................... 10,800  1,152,792
          Legg Mason, Inc.............................  8,800    839,168
                                                              ----------
                                                               2,096,914
                                                              ----------

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Machinery - Construction & Mining -- 0.2%
         Joy Global, Inc...............................  4,400 $  193,160
                                                               ----------
       Medical Instruments -- 1.9%
         Medtronic, Inc................................ 19,800  1,032,174
         St. Jude Medical, Inc.+....................... 15,020    559,795
                                                               ----------
                                                                1,591,969
                                                               ----------
       Medical Products -- 1.1%
         Johnson & Johnson.............................  5,270    347,346
         Stryker Corp.................................. 12,200    632,692
                                                               ----------
                                                                  980,038
                                                               ----------
       Medical - Biomedical/Gene -- 3.7%
         Amgen, Inc.+.................................. 20,520  1,456,920
         Biogen Idec, Inc.+............................  1,500     78,390
         Celgene Corp.+................................ 11,800    657,614
         Genentech, Inc.+.............................. 11,690    955,657
                                                               ----------
                                                                3,148,581
                                                               ----------
       Medical - Drugs -- 4.0%
         Allergan, Inc.#...............................  3,100    361,398
         Novartis AG................................... 11,035    643,186
         Pfizer, Inc................................... 21,120    580,589
         Roche Holding AG..............................  3,921    708,358
         Sepracor, Inc.+#.............................. 10,600    591,586
         Wyeth......................................... 11,320    546,530
                                                               ----------
                                                                3,431,647
                                                               ----------
       Medical - HMO -- 4.5%
         Aetna, Inc.................................... 16,400    677,484
         Humana, Inc.+.................................  3,900    210,990
         UnitedHealth Group, Inc....................... 38,980  1,913,139
         WellPoint, Inc.+.............................. 13,460  1,018,518
                                                               ----------
                                                                3,820,131
                                                               ----------
       Medical - Wholesale Drug Distribution -- 0.2%
         Cardinal Health, Inc..........................  2,600    168,012
                                                               ----------
       Motorcycle/Motor Scooter -- 0.1%
         Harley-Davidson, Inc..........................    800     59,016
                                                               ----------
       Multimedia -- 0.9%
         Time Warner, Inc.............................. 19,700    396,758
         Viacom, Inc., Class B+........................ 10,914    409,384
                                                               ----------
                                                                  806,142
                                                               ----------
       Networking Products -- 2.9%
         Cisco Systems, Inc.+.......................... 63,840  1,716,019
         Juniper Networks, Inc.+....................... 36,670    780,704
                                                               ----------
                                                                2,496,723
                                                               ----------
       Oil Companies - Exploration & Production -- 0.8%
         EOG Resources, Inc............................  3,800    268,014
         Murphy Oil Corp...............................  7,000    379,960
                                                               ----------
                                                                  647,974
                                                               ----------
       Oil Companies - Integrated -- 2.0%
         Exxon Mobil Corp.............................. 15,500  1,190,555
         Total SA ADR..................................  6,900    493,074
                                                               ----------
                                                                1,683,629
                                                               ----------
       Oil - Field Services -- 4.6%
         Baker Hughes, Inc............................. 12,700    932,561
         Schlumberger, Ltd............................. 27,100  1,855,808
         Smith International, Inc...................... 27,700  1,173,372
                                                               ----------
                                                                3,961,741
                                                               ----------
       Optical Supplies -- 0.2%
         Alcon, Inc....................................  1,600    175,392
                                                               ----------

                                                                 Value
                    Security Description               Shares   (Note 3)

         -----------------------------------------------------------------
         Pharmacy Services -- 2.3%
           Caremark Rx, Inc..........................  22,600  $ 1,068,980
           Express Scripts, Inc.+....................   7,100      484,220
           Medco Health Solutions, Inc.+.............   8,000      401,680
                                                               -----------
                                                                 1,954,880
                                                               -----------
         Pipelines -- 0.0%
           Dynegy, Inc., Class A+....................     203        1,378
                                                               -----------
         Retail - Bedding -- 0.3%
           Bed Bath & Beyond, Inc.+..................   6,200      240,250
                                                               -----------
         Retail - Building Products -- 0.9%
           Home Depot, Inc...........................  19,950      757,502
                                                               -----------
         Retail - Consumer Electronics -- 0.3%
           Best Buy Co., Inc.........................   4,210      231,424
                                                               -----------
         Retail - Discount -- 2.0%
           Target Corp...............................  16,525      959,937
           Wal-Mart Stores, Inc......................  16,560      763,416
                                                               -----------
                                                                 1,723,353
                                                               -----------
         Retail - Drug Store -- 0.7%
           CVS Corp..................................  19,400      558,138
                                                               -----------
         Retail - Regional Department Stores -- 1.7%
           Kohl's Corp.+.............................  21,300    1,482,480
                                                               -----------
         Retail - Restaurants -- 0.0%
           McDonald's Corp...........................   1,000       41,970
                                                               -----------
         Semiconductor Equipment -- 0.5%
           Applied Materials, Inc....................  23,900      429,722
                                                               -----------
         Semiconductors Components-Intergated Circuits -- 3.4%
           Analog Devices, Inc........................ 15,820      514,466
           Linear Technology Corp..................... 14,900      478,886
           Marvell Technology Group, Ltd.+............ 45,900      947,376
           Maxim Integrated Products, Inc............. 30,150      949,122
                                                               -----------
                                                                 2,889,850
                                                               -----------
         Telecom Equipment - Fiber Optics -- 0.4%
           Corning, Inc.+............................. 16,100      347,116
                                                               -----------
         Telecom Services -- 0.5%
           TELUS Corp.................................  9,400      451,576
                                                               -----------
         Therapeutics -- 1.3%
           Gilead Sciences, Inc.+..................... 16,520    1,088,998
                                                               -----------
         Transport - Rail -- 0.4%
           Norfolk Southern Corp......................  1,900       93,575
           Union Pacific Corp.........................  3,000      271,560
                                                               -----------
                                                                   365,135
                                                               -----------
         Web Portals/ISP -- 3.1%
           Google, Inc., Class A+.....................  4,000    1,939,680
           Yahoo!, Inc.+.............................. 25,440      686,626
                                                               -----------
                                                                 2,626,306
                                                               -----------
         Wireless Equipment -- 2.8%
           American Tower Corp., Class A+............. 29,100    1,102,017
           Motorola, Inc..............................  4,800      106,416
           Nokia Oyj ADR.............................. 32,000      647,040
           QUALCOMM, Inc..............................  3,420      125,138
           Telefonaktiebolaget LM Ericsson ADR+....... 10,000      388,700
                                                               -----------
                                                                 2,369,311
                                                               -----------
         Total Long-Term Investment Securities
            (cost $70,835,104)........................          84,616,065
                                                               -----------

VALIC Company I Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                 Security Description             Shares      (Note 3)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 5.1%
       Collective Investment Pool -- 3.9%
         Securities Lending Quality Trust(1)... 3,370,275   $ 3,370,275
                                                            -----------
       Registered Investment Companies -- 1.2%
         T. Rowe Price Reserve Investment Fund.   994,684       994,684
                                                            -----------
       Total Short-Term Investment Securities
          (cost $4,364,959)....................               4,364,959
                                                            -----------
       TOTAL INVESTMENTS
          (cost $75,200,063)(2)................     104.0%   88,981,024
       Liabilities in excess of other assets...      (4.0)%  (3,394,467)
                                                ---------   -----------
       NET ASSETS --                                100.0%  $85,586,557
                                                =========   ===========

--------
ADRAmerican Depository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

               Tobacco....................................  9.1%
               Electric -- Integrated.....................  8.8%
               Oil Companies -- Integrated................  5.7%
               Medical -- Drugs...........................  5.4%
               Medical -- HMO.............................  4.4%
               Insurance -- Multi-line....................  4.3%
               Diversified Manufactured Operations........  4.1%
               Banks -- Super Regional....................  3.2%
               Telephone -- Integrated....................  2.9%
               Savings & Loans/Thrifts....................  2.8%
               Cruise Lines...............................  2.6%
               Power Converter/Supply Equipment...........  2.6%
               Finance -- Investment Banker/Broker........  2.6%
               Finance -- Consumer Loans..................  2.4%
               Real Estate Investment Trusts..............  2.4%
               Tools -- Hand Held.........................  2.4%
               Time Deposits..............................  2.1%
               Financial Guarantee Insurance..............  1.9%
               Wireless Equipment.........................  1.9%
               Retail -- Discount.........................  1.5%
               Distribution/Wholesale.....................  1.5%
               Insurance Brokers..........................  1.5%
               Retail -- Auto Parts.......................  1.4%
               Hospital Beds/Equipment....................  1.3%
               Medical Products...........................  1.3%
               Aerospace/Defense -- Equipment.............  1.3%
               Coatings/Paint.............................  1.3%
               Toys.......................................  1.3%
               Finance -- Credit Card.....................  1.2%
               Medical -- Hospitals.......................  1.2%
               Banks -- Commercial........................  1.1%
               Transport -- Rail..........................  1.1%
               Chemicals -- Diversified...................  1.0%
               Data Processing/Management.................  1.0%
               Electric Products -- Misc..................  1.0%
               Insurance -- Reinsurance...................  1.0%
               Pharmacy Services..........................  0.9%
               Transport -- Services......................  0.9%
               Electronics -- Military....................  0.8%
               Appliances.................................  0.8%
               Publishing -- Newspapers...................  0.8%
               Food -- Misc...............................  0.7%
               Oil Companies -- Exploration & Production..  0.7%
               Physical Therapy/Rehabilation Centers......  0.7%
               Pipelines..................................  0.5%
               Building -- MobileHome/Manufactured Housing  0.4%
                                                           ----
                                                           99.8%
                                                           ====

*  Calculated as a percentage of net assets.

VALIC Company I Broad Cap Value Income Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Value
                     Security Description                Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 97.7%
      Aerospace/Defense - Equipment -- 1.3%
        Goodrich Corp...................................  7,900 $  355,500
                                                                ----------
      Appliances -- 0.8%
        Whirlpool Corp..................................  2,700    230,310
                                                                ----------
      Banks - Commercial -- 1.1%
        South Financial Group, Inc...................... 12,400    322,276
                                                                ----------
      Banks - Super Regional -- 3.2%
        Bank of America Corp............................  9,751    525,091
        Wells Fargo & Co................................ 10,500    370,020
                                                                ----------
                                                                   895,111
                                                                ----------
      Building - MobileHome/Manufactured Housing -- 0.4%
        Winnebago Industries, Inc.......................  2,900    100,920
                                                                ----------
      Chemicals - Diversified -- 1.0%
        du Pont (E.I.) de Nemours & Co..................  6,100    286,273
                                                                ----------
      Coatings/Paint -- 1.3%
        The Sherwin-Williams Co.........................  5,900    369,045
                                                                ----------
      Cruise Lines -- 2.6%
        Carnival Corp...................................  8,000    391,920
        Royal Caribbean Cruises, Ltd....................  8,100    343,845
                                                                ----------
                                                                   735,765
                                                                ----------
      Data Processing/Management -- 1.0%
        Mastercard, Inc., Class A.......................  2,700    274,725
                                                                ----------
      Distribution/Wholesale -- 1.5%
        Genuine Parts Co................................  4,100    192,249
        Tech Data Corp.+................................  5,500    230,010
                                                                ----------
                                                                   422,259
                                                                ----------
      Diversified Manufactured Operations -- 4.1%
        3M Co...........................................  2,000    162,920
        Honeywell International, Inc....................  7,700    330,946
        Illinois Tool Works, Inc........................  9,300    438,960
        ITT Industries, Inc.............................  4,400    237,380
                                                                ----------
                                                                 1,170,206
                                                                ----------
      Electric Products - Misc. -- 1.0%
        Emerson Electric Co.............................  3,300    286,110
                                                                ----------
      Electric - Integrated -- 8.8%
        CenterPoint Energy, Inc.........................  8,800    143,880
        Dominion Resources, Inc.........................  3,800    306,812
        Duke Energy Corp................................ 14,100    447,252
        Entergy Corp....................................  6,000    547,920
        MDU Resources Group, Inc........................ 11,450    301,593
        Pinnacle West Capital Corp......................  7,900    389,786
        Xcel Energy, Inc................................ 15,800    362,768
                                                                ----------
                                                                 2,500,011
                                                                ----------
      Electronics - Military -- 0.8%
        L-3 Communications Holdings, Inc................  2,900    238,525
                                                                ----------
      Finance - Consumer Loans -- 2.4%
        SLM Corp........................................  8,500    389,640
        The First Marblehead Corp.......................  4,000    299,360
                                                                ----------
                                                                   689,000
                                                                ----------
      Finance - Credit Card -- 1.2%
        Capital One Financial Corp......................  4,400    342,672
                                                                ----------
      Finance - Investment Banker/Broker -- 2.6%
        Citigroup, Inc.................................. 11,000    545,490
        J.P. Morgan Chase & Co..........................  3,900    180,492
                                                                ----------
                                                                   725,982
                                                                ----------

                                                                 Value
                     Security Description               Shares  (Note 3)

       ------------------------------------------------------------------
       Financial Guarantee Insurance -- 1.9%
         MGIC Investment Corp..........................  4,200 $  243,432
         Radian Group, Inc.............................  5,700    303,297
                                                               ----------
                                                                  546,729
                                                               ----------
       Food - Misc. -- 0.7%
         ConAgra Foods, Inc............................  8,000    205,600
                                                               ----------
       Hospital Beds/Equipment -- 1.3%
         Hillenbrand Industries, Inc...................  6,500    376,090
                                                               ----------
       Insurance Broker -- 1.5%
         Willis Group Holdings, Ltd.................... 10,200    410,652
                                                               ----------
       Insurance - Multi-line -- 4.3%
         Allstate Corp.................................  7,100    450,708
         Hartford Financial Services Group, Inc........  3,300    283,008
         XL Capital, Ltd., Class A.....................  6,800    483,616
                                                               ----------
                                                                1,217,332
                                                               ----------
       Insurance - Reinsurance -- 1.0%
         Axis Capital Holdings, Ltd....................  8,100    277,263
                                                               ----------
       Medical Products -- 1.3%
         Baxter International, Inc.....................  8,500    380,290
                                                               ----------
       Medical - Drugs -- 5.4%
         Bristol-Myers Squibb Co....................... 15,700    389,831
         Pfizer, Inc................................... 20,700    569,043
         Schering-Plough Corp..........................  7,300    160,673
         Valeant Pharmaceuticals International......... 11,300    189,727
         Wyeth.........................................  4,800    231,744
                                                               ----------
                                                                1,541,018
                                                               ----------
       Medical - HMO -- 4.4%
         Coventry Health Care, Inc.+...................  6,600    317,658
         UnitedHealth Group, Inc.......................  6,100    299,388
         WellPoint, Inc.+..............................  8,100    612,927
                                                               ----------
                                                                1,229,973
                                                               ----------
       Medical - Hospitals -- 1.2%
         Triad Hospitals, Inc.+........................  8,100    344,412
                                                               ----------
       Oil Companies - Exploration & Production -- 0.7%
         Murphy Oil Corp...............................  3,400    184,552
                                                               ----------
       Oil Companies - Integrated -- 5.7%
         BP PLC ADR....................................  3,000    204,240
         Chevron Corp..................................  2,200    159,104
         ConocoPhillips................................  8,300    558,590
         Marathon Oil Corp.............................  1,300    122,694
         Occidental Petroleum Corp..................... 11,400    573,876
                                                               ----------
                                                                1,618,504
                                                               ----------
       Pharmacy Services -- 0.9%
         Omnicare, Inc.................................  6,100    242,109
                                                               ----------
       Physical Therapy/Rehabilation Centers -- 0.7%
         Healthsouth Corp..............................  8,300    197,955
                                                               ----------
       Pipelines -- 0.5%
         El Paso Corp..................................  9,100    132,860
                                                               ----------
       Power Converter/Supply Equipment -- 2.6%
         American Power Conversion Corp................ 24,200    734,470
                                                               ----------
       Publishing - Newspapers -- 0.8%
         Gannett Co., Inc..............................  3,600    214,272
                                                               ----------
       Real Estate Investment Trusts -- 2.4%
         American Financial Realty Trust............... 20,500    241,080
         Annaly Mortgage Management, Inc............... 16,800    234,864
         First Industrial Realty Trust, Inc............  4,100    206,025
                                                               ----------
                                                                  681,969
                                                               ----------

VALIC Company I Broad Cap Value Income Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                          Value
                    Security Description         Shares  (Note 3)
             -----------------------------------------------------
             COMMON STOCK (continued)
             Retail - Auto Parts -- 1.4%
               Advance Auto Parts, Inc.+........ 10,800 $  384,480
                                                        ----------
             Retail - Discount -- 1.5%
               Dollar General Corp.............. 11,100    172,494
               Family Dollar Stores, Inc........  9,300    259,377
                                                        ----------
                                                           431,871
                                                        ----------
             Savings & Loans/Thrifts -- 2.8%
               New York Community Bancorp, Inc..  9,900    159,984
               People's Bank....................  7,800    347,802
               Washington Mutual, Inc...........  6,300    275,184
                                                        ----------
                                                           782,970
                                                        ----------
             Telephone - Integrated -- 2.9%
               BellSouth Corp...................  6,000    267,540
               Verizon Communications, Inc...... 15,900    555,546
                                                        ----------
                                                           823,086
                                                        ----------
             Tobacco -- 9.1%
               Altria Group, Inc................  7,800    656,838
               Imperial Tob Group PLC ADR.......  8,300    614,864
               Loews Corp.--Carolina Group......  6,300    392,931
               Reynolds American, Inc...........  6,000    385,440
               UST, Inc.........................  9,400    526,212
                                                        ----------
                                                         2,576,285
                                                        ----------
             Tools - Hand Held -- 2.4%
               The Stanley Works................ 13,200    673,464
                                                        ----------

                                                          Shares/
                                                         Principal   Value
                  Security Description                    Amount    (Note 3)

 -----------------------------------------------------------------------------
 Toys -- 1.3%
   Mattel, Inc..........................................   17,000  $   373,150
                                                                   -----------
 Transport - Rail -- 1.1%
   Burlington Northern Santa Fe Corp....................    4,300      323,188
                                                                   -----------
 Transport - Services -- 0.9%
   Ryder System, Inc....................................    5,000      260,850
                                                                   -----------
 Wireless Equipment -- 1.9%
   Nokia Oyj ADR........................................   27,100      547,962
                                                                   -----------
 Total Long-Term Investment Securities
    (cost $25,044,228)..................................            27,658,046
                                                                   -----------
 SHORT-TERM INVESTMENT SECURITIES -- 2.1%
 Time Deposit -- 2.1%
   Euro Time Deposit with State Street Bank & Trust Co.
    1.80% due 12/01/06
    (cost $600,000)..................................... $600,000      600,000
                                                                   -----------
 TOTAL INVESTMENTS
    (cost $25,644,228)(1)...............................     99.8%  28,258,046
 Other assets less liabilities..........................      0.2       57,583
                                                         --------  -----------
 NET ASSETS --                                              100.0% $28,315,629
                                                         ========  ===========

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
ADR American Depository Receipt

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            United States Treasury Notes...................... 22.3%
            Federal Home Loan Mtg. Corp....................... 17.7%
            Federal National Mtg. Assoc....................... 14.5%
            Collective Investment Pool........................ 11.3%
            Diversified Financial Services....................  6.7%
            United States Treasury Bonds......................  5.0%
            Electric -- Integrated............................  2.8%
            Repurchase Agreements.............................  2.5%
            Federal Home Loan Bank............................  1.8%
            Special Purpose Entities..........................  1.6%
            Banks -- Commercial...............................  1.5%
            Telephone -- Integrated...........................  1.5%
            Finance -- Auto Loans.............................  1.0%
            Multimedia........................................  1.0%
            Finance -- Mortgage Loan/Banker...................  0.9%
            Savings & Loans/Thrifts...........................  0.9%
            Banks -- Super Regional...........................  0.8%
            Cable TV..........................................  0.8%
            Oil Companies -- Exploration & Production.........  0.8%
            Finance -- Investment Banker/Broker...............  0.7%
            Real Estate Investment Trusts.....................  0.7%
            Banks -- Money Center.............................  0.6%
            Paper & Related Products..........................  0.6%
            Transport -- Air Freight..........................  0.6%
            Casino Hotels.....................................  0.5%
            Cellular Telecom..................................  0.5%
            Diversified Manufactured Operations...............  0.5%
            Independent Power Producers.......................  0.5%
            Medical -- Drugs..................................  0.5%
            Pipelines.........................................  0.5%
            Chemicals -- Specialty............................  0.4%
            Finance -- Credit Card............................  0.4%
            Insurance -- Multi-line...........................  0.4%
            Oil Companies -- Integrated.......................  0.4%
            Real Estate Management/Services...................  0.4%
            Transport -- Rail.................................  0.4%
            Auto -- Cars/Light Trucks.........................  0.3%
            Insurance -- Life/Health..........................  0.3%
            Oil Refining & Marketing..........................  0.3%
            Oil -- Field Services.............................  0.3%
            Steel -- Producers................................  0.3%
            Telecom Services..................................  0.3%
            Transport -- Services.............................  0.3%
            Aerospace/Defense.................................  0.2%
            Airlines..........................................  0.2%
            Beverages -- Wine/Spirits.........................  0.2%
            Brewery...........................................  0.2%
            Diversified Minerals..............................  0.2%
            Electric -- Generation............................  0.2%
            Electronics -- Military...........................  0.2%
            Funeral Services & Related Items..................  0.2%
            Government National Mtg. Assoc....................  0.2%
            Insurance Brokers.................................  0.2%
            Medical -- HMO....................................  0.2%
            Medical -- Hospitals..............................  0.2%
            Medical -- Wholesale Drug Distribution............  0.2%
            Metal -- Diversified..............................  0.2%
            Office Automation & Equipment.....................  0.2%
            Precious Metals...................................  0.2%
            Publishing -- Newspapers..........................  0.2%
            Radio.............................................  0.2%
            Retail -- Drug Store..............................  0.2%
            Retail -- Regional Deptment Stores................  0.2%
            Broadcast Services/Program........................  0.1%
            Building Products -- Air & Heating................  0.1%
            Chemicals -- Diversified..........................  0.1%
            Commercial Services...............................  0.1%
            Commercial Services -- Finance....................  0.1%
            Consulting Services...............................  0.1%

           Containers -- Paper/Plastic.......................   0.1%
           Cruise Lines......................................   0.1%
           Direct Marketing..................................   0.1%
           Enterprise Software/Service.......................   0.1%
           Finance -- Commercial.............................   0.1%
           Finance -- Consumer Loans.........................   0.1%
           Forestry..........................................   0.1%
           Gas -- Distribution...............................   0.1%
           Hotels/Motels.....................................   0.1%
           Insurance -- Property/Casualty....................   0.1%
           Insurance -- Reinsurance..........................   0.1%
           Investment Companies..............................   0.1%
           Leisure Products..................................   0.1%
           Medical Products..................................   0.1%
           Metal Processors & Fabrication....................   0.1%
           Networking Products...............................   0.1%
           Private Corrections...............................   0.1%
           Property Trust....................................   0.1%
           Real Estate Operations & Development..............   0.1%
           Sovereign.........................................   0.1%
           Television........................................   0.1%
                                                              -----
                                                              112.8%
                                                              =====

Credit Quality+#

                     Government -- Treasury........  27.4%
                     Government -- Agency..........  34.0%
                     AAA...........................   4.8%
                     AA............................   1.7%
                     A.............................   8.7%
                     BBB...........................  13.6%
                     BB............................   3.2%
                     B.............................   3.0%
                     CCC...........................   1.2%
                     Below C.......................   0.3%
                     Not Rated@....................   2.1%
                                                    -----
                                                    100.0%
                                                    =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                       Principal    Value
                 Security Description                   Amount     (Note 3)
  ---------------------------------------------------------------------------
  ASSET BACKED SECURITIES -- 6.4%
  Diversified Financial Services -- 6.4%
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2006-PW12, Class F
     5.75% due 09/11/38*(2)(3)........................ $  565,000 $   576,355
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2006-PW12, Class G
     5.75% due 09/11/38*..............................     96,000      97,091
    Chase Funding Mtg. Loan,
     Series 2003-6, Class 1A6
     4.59% due 05/25/15...............................    270,000     265,587
    Citigroup/Deutsche Bank Commercial Mtg. Trust,
     Series 2006-CD3, Class AJ
     5.69% due 10/15/48(3)............................    500,000     517,774
    Commercial Mtg. Pass Through Certs,
     Series 2004-LB2A, Class A3
     4.22% due 03/10/39...............................  2,535,000   2,468,297
    Countrywide Asset-Backed Certs,
     Series 2006-S6, Class A3,
     5.66% due 03/25/34(2)............................    830,000     827,666
    Countrywide Asset-Backed Certs,
     Series 2006-S4, Class A3
     5.80% due 10/25/36...............................  1,195,000   1,207,511
    JP Morgan Chase Commercial Mtg. Securities Corp.,
     Series 2006-CB16, Class E
     5.84% due 05/12/45*(2)(3)........................    380,000     392,213
    JP Morgan Chase Commercial Mtg. Securities Corp.,
     Series 2001-C1, Class A3
     5.86% due 10/12/35(3)............................    345,000     356,554
    LB-UBS Commercial Mtg. Trust,
     Series 2004-C4, Class C
     5.13% due 06/15/36(2)(3).........................    160,000     162,727
    LB-UBS Commercial Mtg. Trust,
     Series 2006-C6, Class AJ
     5.45% due 09/15/39(2)(3).........................  1,425,000   1,454,184
    Merrill Lynch/Countrywide Commercial Mtg. Trust,
     Series 2006-3, Class AJ
     5.49% due 07/12/46(2)(3).........................  1,780,000   1,817,611
    Morgan Stanley Capital I,
     Series 2004-IQ8, Class C
     5.30% due 06/15/40(2)(3).........................    400,000     400,541
    Ocwen Advance Receivables Backed Notes,
     Series 2006-1A
     5.36% due 11/24/15*..............................  1,000,000     999,986
    Wachovia Bank Commercial Mtg. Trust,
     Series 2006-WL7A, Class F
     5.66% due 09/15/21*(1)(3)........................  2,050,000   2,051,123
                                                                  -----------
  Total Asset Backed Securities
     (cost $13,423,484)...............................             13,595,220
                                                                  -----------
  CONVERTIBLE BONDS & NOTES -- 0.0%
  Telecom Services -- 0.0%
    ICO North America, Inc.
     Notes
     7.50% due 08/15/09(8)(9)(13)
     (cost $30,000)...................................     30,000      33,600
                                                                  -----------
  CORPORATE BONDS & NOTES -- 26.4%
  Aerospace/Defense -- 0.2%
    Raytheon Co.
     Debentures
     6.00% due 12/15/10...............................    200,000     206,170

                                                 Principal   Value
                   Security Description           Amount    (Note 3)

           ----------------------------------------------------------
           Aerospace/Defense (continued)
             Raytheon Co.
              Senior Notes
              6.75% due 08/15/07................ $247,000  $  249,149
                                                           ----------
                                                              455,319
                                                           ----------
           Airlines -- 0.2%
             American Airlines, Inc.,
              Pass Through Certs.,
              Series 2001-1, Class A-2
              6.82% due 05/23/11................  503,000     509,287
                                                           ----------
           Auto-Cars/Light Trucks -- 0.3%
             DaimlerChrysler NA Holding Corp.
              Notes
              5.75% due 09/08/11................  190,000     191,079
             DaimlerChrysler NA Holding Corp.
              Company Guar. Notes
              7.30% due 01/15/12#...............  105,000     112,512
             General Motors Corp.
              Senior Notes
              7.13% due 07/15/13#...............  295,000     273,612
             General Motors Corp.
              Debentures
              7.70% due 04/15/16................   25,000      23,125
             General Motors Corp.
              Senior Debentures
              8.38% due 07/15/33#...............   50,000      45,562
                                                           ----------
                                                              645,890
                                                           ----------
           Banks-Commercial -- 1.0%
             Bank of Tokyo-Mitsubishi UFJ, Ltd.
              Sub. Notes
              7.40% due 06/15/11................  202,000     220,608
             Branch Banking & Trust Co.
              Sub. Notes
              5.63% due 09/15/16................  200,000     204,992
             First Maryland Capital II
              Company Guar. Sr. Notes
              6.22% due 02/01/27(1).............  177,000     173,008
             Popular North America, Inc.
              Company Guar. Notes
              5.65% due 04/15/09................  266,000     267,421
             SouthTrust Bank
              Sub. Notes
              4.75% due 03/01/13................  404,000     396,597
             SouthTrust Corp.
              Sub. Notes
              5.80% due 06/15/14................  195,000     200,896
             UBS AG
              Sub. Notes
              5.88% due 07/15/16................  205,000     213,502
             Union Bank of California NA
              Sub. Notes
              5.95% due 05/11/16................  404,000     421,620
             US Bank NA
              Notes
              3.90% due 08/15/08................   34,000      33,376
                                                           ----------
                                                            2,132,020
                                                           ----------
           Banks-Money Center -- 0.3%
             BankBoston Capital Trust IV
              Company Guar.
              5.99% due 06/08/28(1).............  201,000     194,830
             Comerica Bank
              Sub. Notes
              5.75% due 11/21/16................  500,000     506,938
                                                           ----------
                                                              701,768
                                                           ----------

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal   Value
                   Security Description            Amount    (Note 3)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Banks-Super Regional -- 0.8%
            Chemical Bank NA
             Sub. Notes
             6.13% due 11/01/08#................. $151,000  $  154,061
            Huntington National Bank
             Sub. Notes
             6.60% due 06/15/18..................  137,000     147,745
            JPMorgan Chase Bank NA
             Sub. Notes
             5.88% due 06/13/16..................  195,000     203,810
            Wachovia Capital Trust III
             Bank Guar. Notes
             5.80% due 03/15/11(10)..............  390,000     395,243
            Wachovia Corp.
             Sub. Notes
             5.63% due 10/15/16..................  273,000     278,288
            Wells Fargo & Co.
             Notes
             3.98% due 10/29/10..................  480,000     463,119
                                                            ----------
                                                             1,642,266
                                                            ----------
          Broadcast Services/Program -- 0.1%
            Clear Channel Communications, Inc.
             Bonds
             4.90% due 05/15/15#.................  225,000     182,637
            Nexstar Finance, Inc.
             Senior Sub. Notes
             7.00% due 01/15/14..................   97,000      90,210
                                                            ----------
                                                               272,847
                                                            ----------
          Building Products-Air & Heating -- 0.1%
            American Standard, Inc.
             Company Guar. Notes
             7.38% due 02/01/08..................  102,000     103,583
                                                            ----------
          Cable TV -- 0.8%
            CCH I Holdings LLC/CCH I Holdings
             Capital Corp.
             Bonds
             11.00% due 10/01/15*................  121,000     117,975
            CCH II LLC/CCH II Capital Corp.
             Company Guar. Notes
             10.25% due 10/01/13*................  305,000     318,725
            Comcast Corp.
             Company Guar. Notes
             5.88% due 02/15/18..................  370,000     371,620
            Comcast Corp.
             Company Guar. Notes
             6.45% due 03/15/37..................  210,000     216,204
            COX Communications, Inc.
             Bonds
             5.50% due 10/01/15..................  380,000     374,237
            COX Communications, Inc.
             Bonds
             6.45% due 12/01/36*.................  200,000     201,591
                                                            ----------
                                                             1,600,352
                                                            ----------
          Casino Hotels -- 0.5%
            Harrah's Operating Co., Inc.
             Notes
             6.50% due 06/01/16..................  787,000     702,798
            MGM Mirage, Inc.
             Senior Notes
             5.88% due 02/27/14..................  420,000     392,700

                                                 Principal   Value
                   Security Description           Amount    (Note 3)

          -----------------------------------------------------------
          Casino Hotels (continued)
            Riviera Holdings Corp.
             Company Guar. Notes
             11.00% due 06/15/10................ $ 50,000  $   53,000
                                                           ----------
                                                            1,148,498
                                                           ----------
          Cellular Telecom -- 0.5%
            American Cellular Corp.
             Senior Notes
             10.00% due 08/01/11................  614,000     647,770
            Centennial Communications Corp.
             Senior Notes
             11.12% due 01/01/13(1).............  340,000     355,300
                                                           ----------
                                                            1,003,070
                                                           ----------
          Chemicals-Diversified -- 0.1%
            EI Du Pont de Nemours & Co.
             Senior Notes
             4.88% due 04/30/14#................   66,000      64,978
            ICI Wilmington, Inc.
             Company Guar. Notes
             7.05% due 09/15/07.................  194,000     196,111
                                                           ----------
                                                              261,089
                                                           ----------
          Chemicals-Specialty -- 0.4%
            Cytec Industries, Inc.
             Notes
             6.00% due 10/01/15.................  390,000     392,347
            Nalco Co.
             Senior Notes
             7.75% due 11/15/11.................  425,000     433,500
                                                           ----------
                                                              825,847
                                                           ----------
          Commercial Services -- 0.1%
            The ServiceMaster Co.
             Notes
             7.88% due 08/15/09.................  156,000     161,175
                                                           ----------
          Commercial Services-Finance -- 0.1%
            The Western Union Co.
             Bonds
             5.40% due 11/17/11*................  195,000     195,665
                                                           ----------
          Computer Services -- 0.0%
            Computer Sciences Corp.
             Notes
             3.50% due 04/15/08#................  105,000     102,173
                                                           ----------
          Consulting Services -- 0.1%
            FTI Consulting, Inc.
             Company Guar. Notes
             7.63% due 06/15/13.................  165,000     170,362
                                                           ----------
          Containers-Paper/Plastic -- 0.1%
            Pliant Corp.
             Sec. Notes
             11.13% due 09/01/09................  286,000     278,850
                                                           ----------
          Direct Marketing -- 0.1%
            Affinity Group, Inc.
             Senior Sub. Notes
             9.00% due 02/15/12.................  170,000     168,300
                                                           ----------
          Diversified Financial Services -- 0.3%
            General Electric Capital Corp.
             Notes
             2.80% due 01/15/07.................  460,000     458,741
            General Electric Capital Corp.
             Senior Notes
             5.65% due 06/09/14.................  273,000     280,776
                                                           ----------
                                                              739,517
                                                           ----------

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                     Principal  Value
                    Security Description              Amount   (Note 3)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Diversified Manufactured Operations -- 0.3%
           Crane Co.
            Bonds
            6.55% due 11/15/36...................... $602,000  $609,122
                                                               --------
         Electric-Distribution -- 0.0%
           Old Dominion Electric Cooperative
            1st Mtg. Bonds
            Series A
            5.68% due 12/01/28......................   72,833    74,120
                                                               --------
         Electric-Generation -- 0.2%
           The AES Corp.
            Senior Notes
            8.88% due 02/15/11......................  317,000   341,964
                                                               --------
         Electric-Integrated -- 2.8%
           American Electric Power Co., Inc.
            Senior Notes
            4.71% due 08/16/07(5)...................  205,000   204,061
           Appalachian Power Co.
            Senior Notes
            5.00% due 06/01/17......................  232,000   221,777
           Baltimore Gas & Electric
            Senior Notes
            6.35% due 10/01/36*.....................  353,000   373,024
           CenterPoint Energy Houston Electric LLC
            Sec. Notes
            Series L2
            5.60% due 07/01/23......................  166,000   164,034
           Centerpoint Energy, Inc.
            Senior Notes
            Series B
            5.88% due 06/01/08......................  230,000   231,440
           Commonwealth Edison Co.
            1st Mtg. Notes
            5.95% due 08/15/16#.....................  390,000   401,243
           Consolidated Edison Co. of New York
            Senior Notes
            5.70% due 12/01/36......................  236,000   237,319
           Consumers Energy Co.
            1st Mtg. Bonds
            Series C
            4.25% due 04/15/08#.....................  404,000   398,471
           Dominion Resources, Inc.
            Senior Notes
            Series A
            5.69% due 05/15/08(5)...................  373,000   375,087
           Duke Energy Corp.
            Senior Notes
            4.20% due 10/01/08......................  339,000   332,979
           Entergy Louisiana LLC
            1st Mtg. Bonds
            5.83% due 11/01/10......................  485,000   488,568
           Florida Power & Light Co.
            1st Mtg. Bonds
            5.95% due 10/01/33......................  221,000   234,810
           Mirant Mid Atlantic LLC
            Pass Through Certs.
            Series B
            9.13% due...............................  152,070   171,078
           Pepco Holdings, Inc.
            Notes
            5.50% due 08/15/07......................  261,000   261,186
           Pepco Holdings, Inc.
            Notes
            6.45% due 08/15/12......................  195,000   204,699

                                                Principal   Value
                  Security Description           Amount    (Note 3)

           ---------------------------------------------------------
           Electric-Integrated (continued)
             PSEG Power LLC
              Company Guar. Notes
              7.75% due 04/15/11............... $ 55,000  $   59,955
             PSI Energy, Inc.
              Debentures
              7.85% due 10/15/07...............  249,000     254,080
             Public Service Electric & Gas Co.
              Sec. Notes
              5.00% due 08/15/14...............  194,000     191,068
             Puget Sound Energy, Inc.
              Senior Notes
              5.20% due 10/01/15...............  514,000     500,040
             Southern Energy, Inc.
              Notes
              7.90% due 07/15/09*+(8)(9)(13)...  175,000           0
             Southern Power Co.
              Senior Notes
              6.38% due 11/15/36...............  210,000     213,783
             Virginia Electric & Power Co.
              Notes
              4.10% due 12/15/08...............  227,000     222,092
             WPS Resources Corp.
              Jr. Sub. Notes
              6.11% due 12/01/16...............  210,000     211,558
                                                          ----------
                                                           5,952,352
                                                          ----------
           Electronics-Military -- 0.2%
             L-3 Communications Corp.
              Company Guar. Senior Sec. Notes
              6.38% due 10/15/15...............  325,000     322,562
                                                          ----------
           Enterprise Software/Service -- 0.1%
             Oracle Corp.
              Notes
              5.00% due 01/15/11...............  130,000     129,802
                                                          ----------
           Finance-Auto Loans -- 1.0%
             Ford Motor Credit Co.
              Senior Notes
              5.80% due 01/12/09...............    1,000         977
             Ford Motor Credit Co.
              Notes
              6.63% due 06/16/08...............  225,000     223,745
             Ford Motor Credit Co.
              Notes
              7.38% due 10/28/09...............  460,000     459,230
             General Motors Acceptance Corp.
              Notes
              6.75% due 12/01/14#..............  457,000     468,618
             General Motors Acceptance Corp.
              Notes
              6.88% due 09/15/11...............  776,000     798,945
             General Motors Acceptance Corp.
              Notes
              6.88% due 08/28/12...............   16,000      16,489
             General Motors Acceptance Corp.
              Notes
              7.75% due 01/19/10...............  233,000     243,921
                                                          ----------
                                                           2,211,925
                                                          ----------
           Finance-Commercial -- 0.1%
             CIT Group, Inc.
              Notes
              5.85% due 09/15/16#..............  200,000     205,729
             Transamerica Finance Corp.
              Senior Notes
              6.40% due 09/15/08...............   86,000      87,724
                                                          ----------
                                                             293,453
                                                          ----------

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                  Principal   Value
                   Security Description            Amount    (Note 3)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Finance-Credit Card -- 0.4%
           Capital One Capital III
            Company Guar.
            7.69% due 08/15/36................... $460,000  $  533,963
           Capital One Financial Corp.
            Senior Notes
            5.70% due 09/15/11...................  380,000     388,254
                                                            ----------
                                                               922,217
                                                            ----------
         Finance-Investment Banker/Broker -- 0.7%
           Goldman Sachs Group, Inc.
            Sub. Notes
            5.95% due 01/15/27...................  351,000     356,223
           Lehman Brothers Holdings, Inc.
            Senior Notes
            5.75% due 05/17/13#..................  195,000     200,370
           Lehman Brothers Holdings, Inc.
            Sub. Notes
            5.75% due 01/03/17...................  340,000     348,167
           Merrill Lynch & Co., Inc.
            Sub. Notes
            6.22% due 09/15/26#..................  235,000     247,469
           Morgan Stanley
            Senior Notes
            5.75% due 10/18/16...................  273,000     280,857
                                                            ----------
                                                             1,433,086
                                                            ----------
         Finance-Mortgage Loan/Banker -- 0.7%
           Countrywide Financial Corp.
            Sub. Notes
            6.25% due 05/15/16#..................  370,000     381,714
           Residential Capital Corp.
            Senior Notes
            6.38% due 06/30/10...................  931,000     953,197
           Residential Capital Corp.
            Senior Notes
            6.50% due 04/17/13...................  177,000     183,620
                                                            ----------
                                                             1,518,531
                                                            ----------
         Forestry -- 0.1%
           Weyerhaeuser Co.
            Debentures
            6.88% due 12/15/33...................  225,000     226,778
                                                            ----------
         Funeral Services & Related Items -- 0.2%
           Service Corp. International
            Senior Notes
            6.75% due 04/01/16...................  345,000     338,962
                                                            ----------
         Gas-Distribution -- 0.1%
           Sempra Energy
            Senior Notes
            4.62% due 05/17/07...................  177,000     176,443
           Southern California Gas Co
            1st Mtg. Bonds
            5.75% due 11/15/35...................  110,000     113,777
                                                            ----------
                                                               290,220
                                                            ----------
         Hotel/Motel -- 0.1%
           Wyndham Worldwide Corp.
            Senior Notes
            6.00% due 12/01/16*..................  229,000     227,967
                                                            ----------
         Independent Power Producers -- 0.5%
           Calpine Corp
            Sec. Notes
            8.75% due 07/15/13*#+(6)(14).........  630,000     677,250
           NRG Energy, Inc.
            Company Guar. Notes
            7.38% due 02/01/16...................  428,000     428,000
                                                            ----------
                                                             1,105,250
                                                            ----------

                                                    Principal  Value
                   Security Description              Amount   (Note 3)

         -------------------------------------------------------------
         Insurance Brokers -- 0.2%
           Marsh & McLennan Cos., Inc.
            Senior Notes
            7.13% due 06/15/09..................... $370,000  $384,818
                                                              --------
         Insurance-Life/Health -- 0.3%
           Americo Life, Inc.
            Notes
            7.88% due 05/01/13*....................  121,000   122,894
           AmerUs Group Co.
            Senior Notes
            6.58% due 05/16/11.....................  240,000   255,000
           MIC Financing Trust I
            Pass Through Certs.
            8.38% due 02/01/27*(15)................   74,000    74,189
           Monumental Global Funding II
            Notes
            5.65% due 07/14/11*....................  240,000   245,460
                                                              --------
                                                               697,543
                                                              --------
         Insurance-Multi-line -- 0.3%
           ING Security Life Institutional Funding
            Notes
            2.70% due 02/15/07*....................  357,000   354,780
           Metropolitan Life Global Funding I
            Sec. Notes
            5.75% due 07/25/11*....................  205,000   211,009
                                                              --------
                                                               565,789
                                                              --------
         Insurance-Property/Casualty -- 0.1%
           Crum & Forster Holdings Corp.
            Senior Notes
            10.38% due 06/15/13....................  250,000   268,125
                                                              --------
         Insurance-Reinsurance -- 0.1%
           Odyssey Re Holdings Corp.
            Senior Notes
            6.88% due 05/01/15.....................  259,000   266,712
                                                              --------
         Leisure Products -- 0.1%
           Brunswick Corp.
            Notes
            5.00% due 06/01/11.....................  166,000   159,929
                                                              --------
         Medical Products -- 0.1%
           Baxter International, Inc.
            Senior Bonds
            5.90% due 09/01/16.....................  195,000   203,784
           Universal Hospital Services, Inc.
            Senior Notes
            10.13% due 11/01/11....................  100,000   106,500
                                                              --------
                                                               310,284
                                                              --------
         Medical-Drugs -- 0.3%
           American Home Products Corp.
            Notes
            6.95% due 03/15/11.....................  179,000   191,565
           Merck & Co., Inc.
            Notes
            2.50% due 03/30/07.....................  137,000   135,798
           Wyeth
            Bonds
            5.50% due 02/01/14.....................  358,000   363,821
                                                              --------
                                                               691,184
                                                              --------
         Medical-HMO -- 0.2%
           WellPoint, Inc.
            Notes
            3.75% due 12/14/07.....................  329,156   323,961
                                                              --------

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                     Principal   Value
                   Security Description               Amount    (Note 3)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Medical-Hospitals -- 0.2%
        HCA, Inc.
         Senior Notes
         6.95% due 05/01/12#........................ $517,000  $  483,395
        HCA, Inc.
         Sec Notes.
         9.25% due 11/15/16*........................   20,000      20,875
                                                               ----------
                                                                  504,270
                                                               ----------
      Medical-Wholesale Drug Distribution -- 0.2%
        Cardinal Health, Inc.
         Notes
         5.80% due 10/15/16*........................  390,000     395,213
                                                               ----------
      Metal Processors & Fabrication -- 0.1%
        Timken Co.
         Notes
         5.75% due 02/15/10.........................  199,000     198,155
                                                               ----------
      Mining -- 0.0%
        Newmont Mining Corp.
         Notes
         8.63% due 05/15/11.........................   80,000      90,579
                                                               ----------
      Multimedia -- 1.0%
        Belo Corp.
         Senior Notes
         6.75% due 05/30/13.........................  125,000     128,759
        Cox Enterprises, Inc.
         Notes
         7.88% due 09/15/10*........................  600,000     645,647
        News America, Inc.
         Guar. Sr. Bonds
         7.30% due 04/30/28.........................  145,000     160,812
        Time Warner Cos., Inc.
         Company Guar. Notes
         7.25% due 10/15/17#........................  161,000     178,778
        Time Warner Entertainment Co., LP
         Senior Debentures
         8.38% due 03/15/23.........................  291,000     349,842
        Time Warner Entertainment Co. LP
         Senior Notes
         8.38% due 07/15/33.........................  215,000     266,939
        Time Warner, Inc.
         Company Guar. Notes
         6.75% due 04/15/11.........................  185,000     195,227
        Viacom, Inc.
         Senior Notes
         6.88% due 04/30/36.........................  153,000     157,186
                                                               ----------
                                                                2,083,190
                                                               ----------
      Networking Products -- 0.1%
        Cisco Systems, Inc.
         Senior Notes
         5.50% due 02/22/16.........................  110,000     112,301
                                                               ----------
      Office Automation & Equipment -- 0.2%
        Pitney Bowes, Inc.
         Notes
         5.25% due 01/15/37.........................  390,000     390,433
                                                               ----------
      Oil Companies-Exploration & Production -- 0.7%
        Chesapeake Energy Corp.
         Senior Notes
         7.50% due 09/15/13.........................  665,000     686,612
        El Paso Production Holding Co.
         Company Guar. Senior Notes
         7.75% due 06/01/13.........................  648,000     671,490
        Hilcorp Energy I LP
         Senior Notes
         10.50% due 09/01/10*.......................  114,000     122,408
                                                               ----------
                                                                1,480,510
                                                               ----------

                                                 Principal  Value
                   Security Description           Amount   (Note 3)

            -------------------------------------------------------
            Oil Companies-Integrated -- 0.3%
              ConocoPhillips Canada Funding Co.
               Guar. Sr. Notes
               5.95% due 10/15/36............... $183,000  $192,772
              Hess Corp.
               Notes
               7.13% due 03/15/33...............  235,000   264,974
              Hess Corp.
               Bonds
               7.88% due 10/01/29...............  218,000   262,247
                                                           --------
                                                            719,993
                                                           --------
            Oil Refining & Marketing -- 0.3%
              The Premcor Refining Group, Inc.
               Company Guar. Notes
               6.75% due 05/01/14...............  666,000   685,976
                                                           --------
            Oil-Field Services -- 0.2%
              Hanover Compressor Co.
               Senior Notes
               9.00% due 06/01/14...............  404,000   433,290
                                                           --------
            Paper & Related Products -- 0.4%
              Bowater, Inc.
               Notes
               6.50% due 06/15/13#..............  365,000   325,763
              Plum Creek Timberlands LP
               Company Guar. Notes
               5.88% due 11/15/15...............  206,000   205,920
              Westvaco Corp.
               Bonds
               7.95% due 02/15/31...............  215,000   241,070
                                                           --------
                                                            772,753
                                                           --------
            Pipelines -- 0.4%
              Duke Energy Field Services LLC
               Notes
               6.88% due 02/01/11...............  194,000   204,868
              Dynegy-Roseton Danskammer
               Company Guar. Notes
               7.67% due 11/08/16...............  170,000   171,700
              ONEOK Partners LP
               Bonds
               6.15% due 10/01/16...............  190,000   195,768
              Reliant Energy, Inc.
               Notes
               7.75% due 02/15/11...............  200,000   217,477
                                                           --------
                                                            789,813
                                                           --------
            Precious Metals -- 0.2%
              Barrick Gold Finance Co.
               Bonds
               5.80% due 11/15/34...............  215,000   205,569
              Barrick Gold Finance Co.
               Company Guar. Debentures
               7.50% due 05/01/07...............  164,000   165,395
                                                           --------
                                                            370,964
                                                           --------
            Private Corrections -- 0.1%
              Corrections Corp. of America
               Company Guar. Notes
               6.25% due 03/15/13...............  165,000   162,525
                                                           --------
            Publishing-Newspapers -- 0.2%
              Gannett Co, Inc.
               Notes
               5.75% due 06/01/11#..............   77,000    78,061

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Principal   Value
                   Security Description             Amount    (Note 3)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Publishing-Newspapers (continued)
           Knight Ridder, Inc.
            Debentures
            6.88% due 03/15/29.................... $125,000  $  121,179
           Knight Ridder, Inc.
            Debentures
            7.15% due 11/01/27....................  155,000     151,216
                                                             ----------
                                                                350,456
                                                             ----------
         Radio -- 0.2%
           Chancellor Media Corp.
            Company Guar. Senior Notes
            8.00% due 11/01/08....................  334,000     348,842
                                                             ----------
         Real Estate Investment Trusts -- 0.7%
           AvalonBay Communities, Inc.
            Senior Notes
            5.75% due 09/15/16#...................  380,000     390,625
           Health Care Property Investors, Inc.
            Senior Notes
            5.65% due 12/15/13....................  370,000     370,388
           Heritage Property Investment Trust
            Notes
            4.50% due 10/15/09....................  105,000     102,933
           Mack-Cali Realty LP
            Bonds
            5.80% due 01/15/16....................  110,000     112,254
           Reckson Operating Partnership LP
            Senior Notes
            6.00% due 03/31/16....................   60,000      60,640
           Simon Property Group LP
            Notes
            5.38% due 08/28/08....................  148,000     147,896
           Simon Property Group LP
            Notes
            5.60% due 09/01/11....................  190,000     193,410
                                                             ----------
                                                              1,378,146
                                                             ----------
         Real Estate Management/Services -- 0.4%
           AMB Property LP
            Company Guar. Notes
            5.90% due 08/15/13....................  156,000     160,383
           EOP Operating LP
            Senior Notes
            7.00% due 07/15/11....................  339,000     368,104
           Realogy Corp.
            Senior Notes
            6.50% due 10/15/16*...................  370,000     383,314
                                                             ----------
                                                                911,801
                                                             ----------
         Retail-Drug Store -- 0.2%
           CVS Lease Pass Through Trust
            Pass Through Certs.
            6.04% due 12/10/28*...................  430,000     437,426
                                                             ----------
         Retail-Regional Department Stores -- 0.2%
           Federated Retail Holdings, Inc.
            Company Guar. Notes
            5.90% due 12/01/16....................  370,000     375,571
                                                             ----------
         Savings & Loans/Thrifts -- 0.7%
           Downey Financial Corp.
            Notes
            6.50% due 07/01/14....................  250,000     254,096
           Independence Community Bank Corp.
            Notes
            3.50% due 06/20/08....................  113,000     110,153

                                                  Principal   Value
                  Security Description             Amount    (Note 3)

         -------------------------------------------------------------
         Savings & Loans/Thrifts (continued)
           Sovereign Bancorp, Inc.
            Senior Notes
            4.80% due 09/01/10*.................. $430,000  $  423,460
           Washington Mutual Bank
            Sub. Notes
            5.95% due 05/20/13...................  404,000     416,426
           Western Financial Bank
            Senior Debentures
            9.63% due 05/15/12...................  228,000     251,104
                                                            ----------
                                                             1,455,239
                                                            ----------
         Special Purpose Entities -- 1.4%
           ABX Financing Co.
            Company Guar. Bonds
            6.35% due 10/15/36*..................  635,000     650,657
           BAE Systems Holdings, Inc.
            Notes
            5.20% due 08/15/15*..................  546,000     528,892
           Consolidated Communications
            Illinois/Texas Holdings, Inc.
            Senior Notes
            9.75% due 04/01/12...................  622,000     662,430
           ING USA Global Funding Trust
            Notes
            4.25% due 10/01/10...................  160,000     157,238
           Pricoa Global Funding I
            Notes
            5.30% due 09/27/13*..................  390,000     393,596
           Principal Life Global Funding I
            Sec. Notes
            5.25% due 01/15/13*..................  610,000     612,413
                                                            ----------
                                                             3,005,226
                                                            ----------
         Steel-Producer -- 0.3%
           Reliance Steel & Aluminum Co.
            Company Guar. Notes
            6.85% due 11/15/36*..................  640,000     647,339
                                                            ----------
         Telecom Services -- 0.0%
           Qwest Corp.
            Senior Notes
            7.50% due 10/01/14*..................   75,000      79,687
                                                            ----------
         Telephone-Integrated -- 1.1%
           AT&T Corp.
            Senior Notes
            7.30% due 11/15/11...................  238,000     260,609
           GTE Northwest, Inc.
            Debentures Series D
            5.55% due 10/15/08#..................   80,000      80,231
           GTE Southwest, Inc.
            1st Mtg. Bonds
            8.50% due 11/15/31#..................  452,000     556,915
           LCI International, Inc.
            Senior Notes
            7.25% due 06/15/07...................  494,000     494,617
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................   90,000     101,598
           Sprint Capital Corp.
            Company Guar. Notes
            6.88% due 11/15/28...................  210,000     218,600
           Sprint Nextel Corp.
            Bonds
            6.00% due 12/01/16...................  190,000     189,998

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                           Principal   Value
                  Security Description                      Amount    (Note 3)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
  Verizon New York, Inc.
   Debentures
   Series A
   6.88% due 04/01/12..................................... $320,000  $   336,256
                                                                     -----------
                                                                       2,238,824
                                                                     -----------
Television -- 0.1%
  Paxson Communications, Inc.
   Sec. Notes
   11.62% due 01/15/13*(1)................................  245,000      246,225
                                                                     -----------
Transport-Air Freight -- 0.6%
  Atlas Air, Inc.
   Pass Through Certs.
   Series 1999-1 Class A-1
   7.20% due 01/02/19.....................................  489,535      489,535
  Atlas Air, Inc.
   Pass Through Certs.
   Series 1999-1 Class B
   7.63% due 01/02/15.....................................  110,515      119,909
  Atlas Air, Inc.
   Pass Through Certs.
   Series 2000-1, Class A
   8.71% due 01/02/19.....................................  679,302      706,474
                                                                     -----------
                                                                       1,315,918
                                                                     -----------
Transport-Rail -- 0.3%
  Burlington Northern Santa Fe Corp.
   Debentures
   7.29% due 06/01/36.....................................  357,000      434,946
  Norfolk Southern Corp.
   Senior Notes
   5.59% due 05/17/25.....................................  108,000      107,996
                                                                     -----------
                                                                         542,942
                                                                     -----------
Transport-Services -- 0.3%
  FedEx Corp.
   Company Guar. Notes
   5.50% due 08/15/09.....................................  195,000      196,694
  Ryder System, Inc.
   Notes
   5.85% due 11/01/16.....................................  370,000      368,835
                                                                     -----------
                                                                         565,529
                                                                     -----------
Total Corporate Bonds & Notes
   (cost $54,943,184).....................................            55,873,670
                                                                     -----------
FOREIGN CORPORATE BONDS & NOTES -- 4.6%
Banks-Commercial -- 0.5%
  Barclays Bank PLC
   Notes
   5.93% due 12/15/16*(10)................................  450,000      460,782
  Caisse Nationale des Caisses d'Epargne et de Prevoyance
   Notes
   4.90% due 12/30/09(1)(10)..............................  196,000      160,230
  Glitnir Banki HF
   Sub. Notes
   6.69% due 06/15/11*....................................  191,000      199,236
  Landsbanki Islands HF
   Notes
   6.10% due 08/25/11*....................................  200,000      204,903
  NIBC Bank NV
   Bonds
   5.82% due 12/11/13*....................................  120,000      118,028
                                                                     -----------
                                                                       1,143,179
                                                                     -----------

                                                     Principal  Value
                    Security Description              Amount   (Note 3)

         --------------------------------------------------------------
         Banks-Money Center -- 0.3%
           HBOS Capital Funding LP
            Company Guar. Notes
            6.85% due 03/23/09(10).................. $225,000  $226,980
           Mizuho Financial Group Cayman, Ltd.
            Bank Guar. Notes
            8.38% due 04/27/09(10)..................  245,000   260,215
           National Westminster Bank PLC
            Sub. Notes
            7.75% due 10/16/07(10)..................   92,000    93,484
                                                               --------
                                                                580,679
                                                               --------
         Beverages-Wine/Spirits -- 0.2%
           Diageo Capital PLC
            Company Guar. Notes
            5.13% due 01/30/13#.....................  390,000   388,752
                                                               --------
         Brewery -- 0.2%
           SABMiller PLC
            Notes
            6.50% due 07/01/16*.....................  370,000   392,147
                                                               --------
         Cruise Lines -- 0.1%
           Royal Caribbean Cruises, Ltd.
            Senior Notes
            7.00% due 06/15/13#.....................  245,000   252,067
                                                               --------
         Diversified Manufactured Operations -- 0.2%
           Tyco International Group SA
            Company Guar. Notes
            6.00% due 11/15/13......................  388,000   406,134
                                                               --------
         Diversified Minerals -- 0.2%
           Vale Overseas, Ltd.
            Bonds
            6.88% due 11/21/36......................  470,000   481,107
                                                               --------
         Finance-Consumer Loans -- 0.1%
           Aiful Corp.
            Notes
            4.45% due 02/16/10*.....................  205,000   197,585
                                                               --------
         Finance-Mortgage Loan/Banker -- 0.2%
           Nationwide Building Society
            Senior Notes
            2.63% due 01/30/07*.....................  357,000   355,489
                                                               --------
         Insurance-Multi-line -- 0.1%
           Aegon NV
            Sub. Notes
            5.41% due 07/15/14(1)(10)...............  280,000   239,400
                                                               --------
         Investment Companies -- 0.1%
           Canadian Oil Sands, Ltd.
            Notes
            5.80% due 08/15/13*.....................  225,000   227,963
                                                               --------
         Machinery-Construction & Mining -- 0.0%
           Atlas Copco AB
            Notes
            6.50% due 04/01/08*.....................   81,000    82,164
                                                               --------
         Medical-Drugs -- 0.2%
           Angiotech Pharmaceuticals, Inc.
            Senior Sub. Notes
            7.75% due 04/01/14*.....................  170,000   153,425
           Angiotech Pharmaceuticals, Inc.
            Senior Notes
            9.10% due 12/01/13*(1)..................   55,000    55,000
           Elan Finance PLC
            Company Guar. Senior Notes
            7.75% due 11/15/11......................  245,000   238,263
                                                               --------
                                                                446,688
                                                               --------

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                      Principal  Value
                    Security Description               Amount   (Note 3)
       -----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Metal-Diversified -- 0.2%
         Inco, Ltd.
          Notes
          7.75% due 05/15/12......................... $370,000  $406,212
                                                                --------
       Oil Companies-Exploration & Production -- 0.1%
         EnCana Corp.
          Bonds
          6.50% due 08/15/34.........................   50,000    53,414
         Talisman Energy, Inc.
          Senior Notes
          6.25% due 02/01/38.........................  215,000   213,489
                                                                --------
                                                                 266,903
                                                                --------
       Oil Companies-Integrated -- 0.1%
         Petro-Canada
          Notes
          5.95% due 05/15/35.........................  215,000   212,060
                                                                --------
       Oil-Field Services -- 0.1%
         Weatherford International, Ltd.
          Senior Notes
          5.50% due 02/15/16.........................  147,000   145,318
                                                                --------
       Paper & Related Products -- 0.2%
         Abitibi-Consolidated, Inc.
          Notes
          8.55% due 08/01/10#........................  330,000   317,213
                                                                --------
       Pipelines -- 0.1%
         Kinder Morgan Finance Co. ULC
          Company Guar. Notes
          5.70% due 01/05/16.........................  278,000   259,114
                                                                --------
       Property Trust -- 0.1%
         WEA Finance LLC/WCI Finance LLC
          Senior Notes
          5.70% due 10/01/16*........................  195,000   197,410
                                                                --------
       Real Estate Operations & Development -- 0.1%
         Brookfield Asset Management, Inc.
          Notes
          8.13% due 12/15/08.........................  181,000   190,879
                                                                --------
       Savings & Loans/Thrifts -- 0.2%
         Washington Mutual Preferred Funding Cayman
          Bonds
          7.25% due 03/15/11*(10)....................  450,000   462,640
                                                                --------
       Special Purpose Entities -- 0.2%
         Rio Tinto Finance USA, Ltd.
          Notes
          2.63% due 09/30/08.........................  190,000   182,002
         SovRisc BV
          Notes
          4.63% due 10/31/08*........................  215,000   213,617
                                                                --------
                                                                 395,619
                                                                --------
       Telecom Services -- 0.3%
         Telenet Group Holdings NV
          Disc. Notes
          11.50% due 06/15/14*(5)....................  329,000   293,633
         TELUS Corp
          Notes
          8.00% due 06/01/11.........................   65,000    71,817
         TELUS Corp.
          Notes
          7.50% due 06/01/07.........................  321,000   324,202
                                                                --------
                                                                 689,652
                                                                --------

                                                Principal    Value
                  Security Description           Amount     (Note 3)

          -----------------------------------------------------------
          Telephone-Integrated -- 0.4%
            British Telecommunications PLC
             Bonds
             8.63% due 12/15/30................ $  202,000 $  284,957
            Telecom Italia Capital SA
             Company Guar. Notes
             4.00% due 01/15/10................    375,000    359,541
            Telecom Italia Capital SA
             Notes
             5.25% due 10/01/15................    190,000    179,709
            Telefonica Emisones SAU
             Company Guar. Notes
             6.42% due 06/20/16................     92,000     96,138
                                                           ----------
                                                              920,345
                                                           ----------
          Transport-Rail -- 0.1%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11................    210,000    221,559
                                                           ----------
          Total Foreign Corporate Bonds & Notes
             (cost $9,771,693).................             9,878,278
                                                           ----------
          FOREIGN GOVERNMENT AGENCIES -- 0.1%
          Sovereign -- 0.1%
            Government of United Kingdom
             Notes
             2.25% due 07/08/08*
             (cost $196,961)...................    197,000    189,073
                                                           ----------
          U.S. GOVERNMENT AGENCIES -- 34.2%
          Federal Home Loan Bank -- 1.8%
             3.88% due 12/20/06................  1,070,000  1,069,215
             3.90% due 02/25/08................    410,000    405,024
             4.00% due 01/23/07#...............  1,175,000  1,172,888
             4.50% due 09/08/08................  1,100,000  1,094,476
                                                           ----------
                                                            3,741,603
                                                           ----------
          Federal Home Loan Mtg. Corp. -- 17.7%
             3.63% due 02/15/07................  1,002,000    998,718
             4.45% due 03/06/08................     64,000     63,602
             4.50% due 11/01/18................    930,727    907,372
             4.50% due 07/01/19................    516,197    502,523
             4.50% due 08/01/20................    288,449    280,605
             5.00% due 03/01/19................    549,873    545,172
             5.00% due 07/01/19................    555,442    550,693
             5.00% due 05/01/21................  1,913,812  1,895,337
             5.00% due 10/01/33................     26,603     26,061
             5.00% due 06/01/34................    578,900    566,792
             5.00% due 08/01/35................    888,894    869,023
             5.00% due 11/01/35................  1,976,565  1,932,379
             5.00% due 05/01/36................  3,905,471  3,816,882
             5.00% due December TBA............    700,000    684,032
             5.05% due 02/14/08................  3,430,000  3,427,973
             5.50% due 11/01/18................    608,883    613,125
             5.50% due 06/01/21................  1,276,934  1,283,144
             5.50% due 10/01/33................     39,744     39,702
             5.50% due 05/15/34(7).............  1,241,451  1,252,880
             5.50% due 02/01/35................  1,161,630  1,158,345
             5.50% due 07/01/36................  2,314,150  2,306,494
             5.72% due 08/01/36................  2,738,319  2,761,296
             6.00% due 10/01/33................    859,384    870,969
             6.00% due 07/01/36................  7,377,055  7,459,649
             6.50% due 02/01/33................    103,626    106,268
             6.50% due 02/01/35................     93,869     95,924
             6.50% due 01/01/36................  1,663,847  1,697,860
             6.50% due 03/01/36................    505,810    516,150
             6.50% due 09/01/36................     30,771     31,400

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Principal    Value
                  Security Description            Amount     (Note 3)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal Home Loan Mtg. Corp. (continued)
           7.00% due 11/01/16................... $   80,406 $    82,608
           7.00% due 07/01/32...................     34,060      35,106
           7.50% due 04/01/31...................    196,545     204,654
           8.00% due 01/01/29...................     17,145      18,076
           8.00% due 12/01/29...................      9,283       9,781
           8.00% due 12/01/30...................     37,602      39,587
           8.00% due 01/01/31...................        297         313
                                                            -----------
                                                             37,650,495
                                                            -----------
        Federal National Mtg. Assoc. -- 14.5%
           3.00% due 03/02/07...................  1,075,000   1,069,050
           3.88% due 02/01/08...................    962,000     950,247
           4.50% due 02/01/18...................    248,218     242,219
           4.50% due 06/01/18...................    154,278     150,533
           5.00% due 08/01/18...................    155,752     154,679
           5.00% due 09/01/18...................    150,479     149,442
           5.00% due 10/01/18...................    270,363     268,501
           5.00% due 10/01/33...................     65,193      63,847
           5.00% due 03/01/34...................  1,756,132   1,718,869
           5.50% due 04/01/33...................  1,196,482   1,195,148
           5.50% due 12/01/33...................  1,092,604   1,091,004
           5.50% due 05/01/34...................    621,380     620,470
           5.50% due 10/01/34...................    618,793     617,569
           5.50% due 12/01/35...................  1,106,759   1,103,275
           5.50% due 02/01/36...................    537,805     540,920
           5.50% due 11/01/36...................  5,435,496   5,415,815
           5.50% due December TBA...............  2,800,000   2,789,500
           6.00% due 03/01/16...................      2,978       3,035
           6.00% due 12/01/16...................     91,959      93,708
           6.00% due 11/01/17...................    241,844     246,474
           6.00% due 12/01/20...................    724,150     737,923
           6.00% due 12/01/33...................    819,406     830,105
           6.00% due 07/01/34...................  1,100,879   1,113,823
           6.00% due 10/01/34...................    920,755     932,004
           6.00% due 06/01/35...................    992,562   1,003,563
           6.50% due 03/01/17...................    144,963     148,514
           6.50% due 08/01/31...................     74,405      76,373
           6.50% due 07/01/32...................    487,444     499,733
           6.50% due 05/01/36...................  3,305,713   3,373,287
           6.50% due 07/01/36...................  2,802,997   2,860,295
           7.00% due 09/01/31...................    321,613     331,627
           7.00% due 12/01/35...................    294,086     302,203
           7.50% due 11/01/14...................      2,477       2,520
           7.50% due 08/01/15...................      1,538       1,594
                                                            -----------
                                                             30,697,869
                                                            -----------
        Government National Mtg. Assoc. -- 0.2%
           6.00% due 03/15/29...................     51,942      52,901
           6.00% due 04/15/29...................     17,027      17,342
           6.50% due 07/15/32...................    136,165     140,422
           6.50% due 09/15/32...................    183,581     189,321
                                                            -----------
                                                                399,986
                                                            -----------
        Total U.S. Government Agencies
           (cost $72,031,738)...................             72,489,953
                                                            -----------
        U.S. GOVERNMENT TREASURIES -- 27.3%
        United States Treasury Notes -- 22.3%
           0.88% due 04/15/10TIPS#..............    686,748     654,584
           2.00% due 01/15/14TIPS#..............    509,685     503,374
           2.25% due 02/15/07...................     25,000      24,853
           3.00% due 12/31/06#..................  2,900,000   2,893,655
           4.25% due 08/15/13#..................  6,700,000   6,629,074
           4.25% due 08/15/14#..................    116,000     114,491

                                                  Principal      Value
               Security Description                Amount       (Note 3)

     ----------------------------------------------------------------------
     United States Treasury Notes (continued)
        4.25% due 08/15/15#.................... $ 4,476,000   $  4,410,436
        4.50% due 11/15/10#....................     169,000        169,297
        4.50% due 02/28/11#....................   6,000,000      6,011,718
        4.63% due 10/31/11#....................   4,000,000      4,030,312
        4.88% due 05/31/08#....................   1,300,000      1,303,351
        4.88% due 05/31/11#....................   4,700,000      4,781,333
        4.88% due 02/15/12#....................   8,500,000      8,681,619
        5.13% due 05/15/16#....................   6,783,000      7,123,208
                                                              ------------
                                                                47,331,305
                                                              ------------
     United States Treasury Bonds -- 5.0%
       4.50% due 02/15/36#.....................   8,942,000      8,853,278
       6.25% due 08/15/23#.....................   1,106,000      1,307,672
       7.25% due 08/15/22#.....................     394,000        507,029
                                                              ------------
                                                                10,667,979
                                                              ------------
     Total U.S. Government Treasuries
        (cost $56,963,627).....................                 57,999,284
                                                              ------------
     Total Long-Term Investment Securities
        (cost $207,360,687)....................                210,059,078
                                                              ------------
     SHORT-TERM INVESTMENT SECURITIES -- 11.3%
     Collective Investment Pool -- 11.3%
       Security Lending Quality Trust
        (cost $23,936,216)(12).................  23,936,216     23,936,216
                                                              ------------
     REPURCHASE AGREEMENT -- 2.5%
       Agreement with State Street Bank &
        Trust Co., bearing interest at 4.82%,
        dated 11/30/06, to be repurchased
        12/01/06 in the amount of $ 5,388,721
        and collateralized by Federal National
        Mtg. Assoc. Notes, bearing interest at
        3.25%, due 08/15/08 and having an
        approximate value of $5,550,328
        (cost $5,388,000)......................   5,388,000      5,388,000
                                                              ------------
     TOTAL INVESTMENTS
        (cost $236,684,903)(11)................       112.8%   239,383,294
     Liabilities in excess of other assets.....       (12.8)%  (27,139,168)
                                                -----------   ------------
     NET ASSETS --                                    100.0%  $212,244,126
                                                ===========   ============
     Bond & Notes Sold Short -- (1.78)%
     U.S. Government Agencies -- (1.78)%
       Federal Home Loan Mtg. Corp. 6.00%
        due December TBA....................... $(1,600,000)  $ (1,617,501)
       Federal National Mtg. Assoc. 6.50%
        due December TBA.......................  (1,900,000)    (1,938,593)
                                                              ------------
        (proceeds $(3,548,992))................               $ (3,556,094)
                                                              ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $16,627,544 representing 7.83% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#  The security or a portion thereof is out on loan (See Note 3)
+  Non-income producing security
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006.
(2)Variable Rate Security -- the rate reflected is as of November 30, 2006, maturity date reflects the stated maturity date.
(3)Commercial Mortgaged Back Security

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

(4)Variable Rate Security -- the rate reflected is as of November 30, 2006, maturity date reflects next reset date.
(5)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(6)Bond in default
(7)Collateralized Mortgaged Obligation
(8)Fair Value security, (see Note 3)
(9)Illiquid security
(10)Perpetual maturity -- maturity date reflects the next call date.
(11)See Note 6 for cost of investments on a tax basis.
(12)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(13)To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the Capital Conservation Fund held the following restricted securities:

                                                                   Market
                        Acquisition Principal Acquisition Market    Value      % of
         Name              Date      Amount      Cost     Value   Per Share Net Assets
----------------------- ----------- --------- ----------- ------- --------- ----------
ICO North America, Inc.
 7.50% due 08/15/09....  08/11/05     30,000    $30,000   $33,600   $1.12      0.02%
Southern Energy, Inc.
 7.90% due 07/15/09....  01/03/06    175,000    $     0   $     0   $0.00      0.00
                                                          -------              ----
                                                          $33,600              0.02%
                                                          =======              ====

(14)Company has filed for Chapter 11 bankruptcy protection.

(15)Consists of more than one class of shares traded together as a unit.

TIPSTreasury Inflation Protected Security

TBATo Be Announced

See Notes to Financial Statements

VALIC Company I Core Equity Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

           Finance -- Investment Banker/Broker.................  6.1%
           Banks -- Super Regional.............................  5.3%
           Diversified Manufactured Operations.................  5.2%
           Insurance -- Multi-line.............................  4.4%
           Oil Companies -- Integrated.........................  4.1%
           Medical -- Drugs....................................  3.7%
           Computers...........................................  3.1%
           Aerospace/Defense...................................  2.9%
           Wireless Equipment..................................  2.9%
           Electric -- Integrated..............................  2.6%
           Oil & Gas Drilling..................................  2.3%
           Applications Software...............................  2.3%
           Telephone -- Integrated.............................  2.3%
           Oil -- Field Services...............................  2.1%
           Retail -- Discount..................................  2.1%
           Beverages -- Non-alcoholic..........................  1.9%
           Medical Instruments.................................  1.9%
           Retail -- Regional Deptment Stores..................  1.9%
           Cosmetics & Toiletries..............................  1.8%
           Repurchase Agreement................................  1.8%
           Tobacco.............................................  1.8%
           Multimedia..........................................  1.6%
           Networking Products.................................  1.6%
           Web Portals/ISP.....................................  1.5%
           Medical -- HMO......................................  1.4%
           Electronic Forms....................................  1.3%
           Medical -- Biomedical/Gene..........................  1.3%
           Television..........................................  1.3%
           Data Processing/Management..........................  1.1%
           Finance -- Mortgage Loan/Banker.....................  1.1%
           Computer Aided Design...............................  1.0%
           Computers -- Memory Devices.........................  1.0%
           Cruise Lines........................................  1.0%
           Electronic Components -- Semiconductors.............  1.0%
           Medical Products....................................  1.0%
           Airlines............................................  0.9%
           Commercial Services -- Finance......................  0.9%
           Food -- Misc........................................  0.9%
           Medical -- Wholesale Drug Distribution..............  0.9%
           Metal -- Aluminum...................................  0.9%
           Non-Hazardous Waste Disposal........................  0.9%
           Cable TV............................................  0.8%
           Machinery -- Construction & Mining..................  0.8%
           Medical -- Generic Drugs............................  0.8%
           Athletic Footwear...................................  0.7%
           Banks -- Fiduciary..................................  0.7%
           Engineering/R&D Services............................  0.7%
           Oil Field Machinery & Equipment.....................  0.7%
           Telecom Equipment -- Fiber Optics...................  0.7%
           Aerospace/Defense -- Equipment......................  0.6%
           Food -- Confectionery...............................  0.6%
           Hotels/Motels.......................................  0.6%
           Insurance -- Life/Health............................  0.6%
           Oil Companies -- Exploration & Production...........  0.6%
           Pharmacy Services...................................  0.6%
           Consulting Services.................................  0.5%
           E-Commerce/Services.................................  0.5%
           Industrial Automated/Robotic........................  0.5%
           Transport -- Services...............................  0.5%
           Food -- Retail......................................  0.4%
           Insurance -- Property/Casualty......................  0.4%
           Optical Supplies....................................  0.4%
           Pipelines...........................................  0.4%
           Semiconductors Components -- Intergated Circuits....  0.4%
           Computer Services...................................  0.3%
           Diversified Minerals................................  0.3%
           Telecom Services....................................  0.3%
           Non-Ferrous Metals..................................  0.2%
                                                                ----
                                                                99.7%
                                                                ====

*  Calculated as a percentage of Net Assets.

VALIC Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description               Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 97.9%
      Aerospace/Defense -- 2.9%
        Boeing Co.................................... 102,600 $ 9,083,178
        Lockheed Martin Corp.........................  47,600   4,305,420
                                                              -----------
                                                               13,388,598
                                                              -----------
      Aerospace/Defense - Equipment -- 0.6%
        United Technologies Corp.....................  45,100   2,910,303
                                                              -----------
      Airlines -- 0.9%
        AMR Corp.+................................... 128,600   4,110,056
                                                              -----------
      Applications Software -- 2.3%
        Microsoft Corp............................... 356,800  10,464,944
                                                              -----------
      Athletic Footwear -- 0.7%
        NIKE, Inc., Class B..........................  33,300   3,295,035
                                                              -----------
      Banks - Fiduciary -- 0.7%
        State Street Corp............................  53,700   3,336,381
                                                              -----------
      Banks - Super Regional -- 5.3%
        Bank of America Corp......................... 202,800  10,920,780
        PNC Financial Services Group, Inc............  46,000   3,251,740
        Wachovia Corp................................  96,000   5,202,240
        Wells Fargo & Co............................. 141,000   4,968,840
                                                              -----------
                                                               24,343,600
                                                              -----------
      Beverages - Non-alcoholic -- 1.9%
        PepsiCo, Inc................................. 137,150   8,499,185
                                                              -----------
      Cable TV -- 0.8%
        Comcast Corp., Class A+......................  92,000   3,722,320
                                                              -----------
      Commercial Services - Finance -- 0.9%
        The Western Union Co.+....................... 180,900   4,124,520
                                                              -----------
      Computer Aided Design -- 1.0%
        Autodesk, Inc.+.............................. 106,100   4,369,198
                                                              -----------
      Computer Services -- 0.3%
        Electronic Data Systems Corp.................  49,000   1,329,860
                                                              -----------
      Computers -- 3.1%
        Apple Computer, Inc.+........................  20,000   1,833,600
        Hewlett-Packard Co........................... 200,800   7,923,568
        International Business Machines Corp.........  46,000   4,228,320
                                                              -----------
                                                               13,985,488
                                                              -----------
      Computers - Memory Devices -- 1.0%
        EMC Corp.+................................... 331,400   4,344,654
                                                              -----------
      Consulting Services -- 0.5%
        Accenture, Ltd., Class A.....................  66,200   2,230,940
                                                              -----------
      Cosmetics & Toiletries -- 1.8%
        Procter & Gamble Co.......................... 130,200   8,175,258
                                                              -----------
      Cruise Lines -- 1.0%
        Carnival Corp................................  93,000   4,556,070
                                                              -----------
      Data Processing/Management -- 1.1%
        Automatic Data Processing, Inc...............  38,700   1,866,501
        Fidelity National Information Services, Inc..  18,271     729,013
        First Data Corp.............................. 104,000   2,626,000
                                                              -----------
                                                                5,221,514
                                                              -----------
      Diversified Manufactured Operations -- 5.2%
        General Electric Co.......................... 386,100  13,621,608
        Honeywell International, Inc................. 139,000   5,974,220
        Tyco International, Ltd...................... 136,000   4,119,440
                                                              -----------
                                                               23,715,268
                                                              -----------
      Diversified Minerals -- 0.3%
        Anglo American PLC ADR.......................  57,000   1,333,230
                                                              -----------

                                                                Value
                   Security Description               Shares   (Note 3)

      -------------------------------------------------------------------
      E-Commerce/Services -- 0.5%
        eBay, Inc.+..................................  64,000 $ 2,070,400
                                                              -----------
      Electric - Integrated -- 2.6%
        Dominion Resources, Inc......................  25,800   2,083,092
        Exelon Corp..................................  17,700   1,074,921
        FPL Group, Inc...............................  97,000   5,170,100
        Pinnacle West Capital Corp...................  72,000   3,552,480
                                                              -----------
                                                               11,880,593
                                                              -----------
      Electronic Components - Semiconductors -- 1.0%
        Intel Corp................................... 112,000   2,391,200
        Microchip Technology, Inc....................  60,700   2,070,477
                                                              -----------
                                                                4,461,677
                                                              -----------
      Electronic Forms -- 1.3%
        Adobe Systems, Inc.+......................... 148,300   5,951,279
                                                              -----------
      Engineering/R&D Services -- 0.7%
        Fluor Corp...................................  39,000   3,396,120
                                                              -----------
      Finance - Investment Banker/Broker -- 6.1%
        Citigroup, Inc............................... 236,133  11,709,835
        E*TRADE Financial Corp.+.....................  65,900   1,586,213
        JPMorgan Chase & Co.......................... 126,000   5,831,280
        Merrill Lynch & Co., Inc.....................  49,250   4,305,928
        UBS AG.......................................  77,900   4,691,138
                                                              -----------
                                                               28,124,394
                                                              -----------
      Finance - Mortgage Loan/Banker -- 1.1%
        Freddie Mac..................................  76,000   5,104,160
                                                              -----------
      Food - Confectionery -- 0.6%
        The Hershey Co...............................  54,700   2,897,459
                                                              -----------
      Food - Misc. -- 0.9%
        Nestle SA ADR................................  21,700   1,929,130
        Unilever NV..................................  85,300   2,259,597
                                                              -----------
                                                                4,188,727
                                                              -----------
      Food - Retail -- 0.4%
        Kroger Co....................................  79,500   1,706,070
                                                              -----------
      Hotel/Motel -- 0.6%
        Starwood Hotels & Resorts Worldwide, Inc.....  42,500   2,727,225
                                                              -----------
      Industrial Automated/Robotic -- 0.5%
        Rockwell Automation, Inc.....................  38,000   2,473,040
                                                              -----------
      Insurance - Life/Health -- 0.6%
        AFLAC, Inc...................................  64,700   2,855,858
                                                              -----------
      Insurance - Multi-line -- 4.4%
        ACE, Ltd..................................... 162,200   9,219,448
        Allstate Corp................................ 111,100   7,052,628
        Hartford Financial Services Group, Inc.......  25,000   2,144,000
        MetLife, Inc.................................  25,100   1,474,123
                                                              -----------
                                                               19,890,199
                                                              -----------
      Insurance - Property/Casualty -- 0.4%
        Fidelity National Title Group, Inc., Class A.  34,622     783,842
        W.R. Berkley Corp............................  34,200   1,200,762
                                                              -----------
                                                                1,984,604
                                                              -----------
      Machinery - Construction & Mining -- 0.8%
        Caterpillar, Inc.............................  60,000   3,721,800
                                                              -----------
      Medical Instruments -- 1.9%
        Medtronic, Inc............................... 169,600   8,841,248
                                                              -----------
      Medical Products -- 1.0%
        Becton, Dickinson & Co.......................  19,000   1,362,680
        Johnson & Johnson............................  46,000   3,031,860
                                                              -----------
                                                                4,394,540
                                                              -----------

VALIC Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                 Value
                    Security Description               Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical - Biomedical/Gene -- 1.3%
        Amgen, Inc.+..................................  55,300 $ 3,926,300
        Genentech, Inc.+..............................  25,400   2,076,450
                                                               -----------
                                                                 6,002,750
                                                               -----------
      Medical - Drugs -- 3.7%
        Abbott Laboratories...........................  22,650   1,056,849
        Eisai Co., Ltd. ADR...........................  22,100   1,171,300
        Eli Lilly & Co................................  78,300   4,196,097
        Forest Laboratories, Inc.+....................  21,300   1,037,310
        Pfizer, Inc...................................  99,000   2,721,510
        Sanofi-Aventis ADR............................  69,900   3,076,299
        Schering-Plough Corp.......................... 156,500   3,444,565
                                                               -----------
                                                                16,703,930
                                                               -----------
      Medical - Generic Drugs -- 0.8%
        Teva Pharmaceutical Industries, Ltd. ADR...... 114,000   3,654,840
                                                               -----------
      Medical - HMO -- 1.4%
        Health Net, Inc.+.............................  28,000   1,291,920
        WellPoint, Inc.+..............................  67,900   5,137,993
                                                               -----------
                                                                 6,429,913
                                                               -----------
      Medical - Wholesale Drug Distribution -- 0.9%
        Cardinal Health, Inc..........................  61,000   3,941,820
                                                               -----------
      Metal - Aluminum -- 0.9%
        Alcoa, Inc.................................... 133,000   4,145,610
                                                               -----------
      Multimedia -- 1.6%
        Viacom, Inc., Class B+........................ 152,450   5,718,400
        Walt Disney Co................................  49,500   1,635,975
                                                               -----------
                                                                 7,354,375
                                                               -----------
      Networking Products -- 1.6%
        Cisco Systems, Inc.+.......................... 275,650   7,409,472
                                                               -----------
      Non-Ferrous Metals -- 0.2%
        Cameco Corp...................................  23,700     901,074
                                                               -----------
      Non-Hazardous Waste Disposal -- 0.9%
        Waste Management, Inc......................... 110,100   4,030,761
                                                               -----------
      Oil & Gas Drilling -- 2.3%
        ENSCO International, Inc......................  45,000   2,333,700
        GlobalSantaFe Corp............................ 139,900   8,394,000
                                                               -----------
                                                                10,727,700
                                                               -----------
      Oil Companies - Exploration & Production -- 0.6%
        EOG Resources, Inc............................  41,700   2,941,101
                                                               -----------
      Oil Companies - Integrated -- 4.1%
        Chevron Corp..................................  46,400   3,355,648
        ConocoPhillips................................  56,300   3,788,990
        Exxon Mobil Corp.............................. 148,600  11,413,966
                                                               -----------
                                                                18,558,604
                                                               -----------
      Oil Field Machinery & Equipment -- 0.7%
        National-Oilwell Varco, Inc.+.................  47,600   3,165,876
                                                               -----------
      Oil - Field Services -- 2.1%
        Halliburton Co................................  92,200   3,110,828
        Schlumberger, Ltd.............................  93,000   6,368,640
                                                               -----------
                                                                 9,479,468
                                                               -----------
      Optical Supplies -- 0.4%
        Alcon, Inc....................................  18,100   1,984,122
                                                               -----------
      Pharmacy Services -- 0.6%
        Medco Health Solutions, Inc.+.................  53,500   2,686,235
                                                               -----------

                                                              Shares/
                                                             Principal     Value
                   Security Description                       Amount      (Note 3)

------------------------------------------------------------------------------------
Pipelines -- 0.4%
  Kinder Morgan, Inc.......................................     18,000  $  1,889,100
                                                                        ------------
Publishing - Periodicals -- 0.0%
  Idearc, Inc..............................................      2,050        56,457
                                                                        ------------
Retail - Discount -- 2.1%
  Costco Wholesale Corp....................................     56,000     2,926,560
  Wal-Mart Stores, Inc.....................................    145,600     6,712,160
                                                                        ------------
                                                                           9,638,720
                                                                        ------------
Retail - Regional Deptment Stores -- 1.9%
  Federated Department Stores, Inc.........................     60,400     2,542,236
  Kohl's Corp.+............................................     89,000     6,194,400
                                                                        ------------
                                                                           8,736,636
                                                                        ------------
Semiconductors Components - Intergated Circuits -- 0.4%
  Maxim Integrated Products, Inc...........................     61,500     1,936,020
                                                                        ------------
Telecom Equipment - Fiber Optics -- 0.7%
  Corning, Inc.+...........................................    154,500     3,331,020
                                                                        ------------
Telecom Services -- 0.3%
  Amdocs, Ltd.+............................................     40,500     1,561,275
                                                                        ------------
Telephone - Integrated -- 2.3%
  AT&T, Inc................................................    153,200     5,195,012
  Sprint Corp..............................................    205,830     4,015,743
  Verizon Communications, Inc..............................     41,000     1,432,540
                                                                        ------------
                                                                          10,643,295
                                                                        ------------
Television -- 1.3%
  CBS Corp., Class B.......................................    194,650     5,790,838
                                                                        ------------
Tobacco -- 1.8%
  Altria Group, Inc........................................     94,900     7,991,529
                                                                        ------------
Transport - Services -- 0.5%
  United Parcel Service, Inc., Class B.....................     29,700     2,314,224
                                                                        ------------
Web Portals/ISP -- 1.5%
  Google, Inc., Class A+...................................     14,000     6,788,880
                                                                        ------------
Wireless Equipment -- 2.9%
  Motorola, Inc............................................    206,000     4,567,020
  Nokia Oyj ADR............................................    227,900     4,608,138
  QUALCOMM, Inc............................................    105,400     3,856,586
                                                                        ------------
                                                                          13,031,744
                                                                        ------------
Total Long-Term Investment Securities -- 97.9%
   (Cost $373,506,909).....................................              447,953,204
                                                                        ------------
REPURCHASE AGREEMENT -- 1.8%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.82%, dated 11/30/06, to be repurchased
   12/01/06 in the amount of $8,332,115 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.38%, due 09/17/10 and having an approximate value
   of $8,525,297
   (cost $8,331,000)....................................... $8,331,000     8,331,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $381,837,909)(1)..................................       99.7%  456,284,204
Other assets less liabilities..............................        0.3%    1,571,080
                                                            ----------  ------------
NET ASSETS --                                                    100.0% $457,855,284
                                                            ==========  ============

--------
ADR American Depository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Core Value Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Oil Companies -- Integrated............. 12.6%
                 Finance -- Investment Banker/Broker..... 11.2%
                 Banks -- Super Regional.................  7.0%
                 Medical -- Drugs........................  5.8%
                 Computers...............................  4.9%
                 Telephone -- Integrated.................  4.6%
                 Insurance -- Multi-line.................  3.4%
                 Diversified Manufactured Operations.....  2.7%
                 Electric -- Integrated..................  2.3%
                 Finance -- Mortgage Loan/Banker.........  2.2%
                 Chemicals -- Diversified................  2.1%
                 Medical Products........................  1.9%
                 Savings & Loans/Thrifts.................  1.9%
                 Applications Software...................  1.6%
                 Aerospace/Defense.......................  1.5%
                 Multimedia..............................  1.4%
                 Consumer Products -- Misc...............  1.2%
                 Electronic Components -- Semiconductors.  1.1%
                 Food -- Misc............................  1.1%
                 Real Estate Investment Trusts...........  1.1%
                 Retail -- Restaurants...................  1.1%
                 Beverages -- Non-alcoholic..............  1.0%
                 Engines -- Internal Combustion..........  1.0%
                 Steel -- Producers......................  1.0%
                 Time Deposits...........................  1.0%
                 Auto/Truck Parts & Equipment -- Original  0.9%
                 Retail -- Discount......................  0.9%
                 Apparel Manufacturers...................  0.7%
                 Tobacco.................................  0.7%
                 Forestry................................  0.6%
                 Health Care Cost Containment............  0.6%
                 Index Fund -- Large Cap.................  0.6%
                 Medical -- HMO..........................  0.6%
                 Oil Refining & Marketing................  0.6%
                 Publishing -- Newspapers................  0.6%
                 Transport -- Services...................  0.6%
                 Banks -- Fiduciary......................  0.5%
                 Food -- Retail..........................  0.5%
                 Food -- Wholesale/Distribution..........  0.5%
                 Gas -- Distribution.....................  0.5%
                 Home Decoration Products................  0.5%
                 Instruments -- Scientific...............  0.5%
                 Insurance -- Life/Health................  0.5%
                 Insurance -- Property/Casualty..........  0.5%
                 Metal -- Copper.........................  0.5%

                Oil Companies -- Exploration & Production  0.5%
                Web Portals/ISP..........................  0.5%
                Building -- Residential/Commercial.......  0.4%
                Consulting Services......................  0.4%
                Data Processing/Management...............  0.4%
                Enterprise Software/Service..............  0.4%
                Insurance -- Reinsurance.................  0.4%
                Machinery -- Farming.....................  0.4%
                Printing -- Commercial...................  0.4%
                Retail -- Apparel/Shoe...................  0.4%
                Retail -- Building Products..............  0.4%
                Transport -- Rail........................  0.4%
                Commercial Services -- Finance...........  0.3%
                Electronic Components -- Misc............  0.3%
                Financial Guarantee Insurance............  0.3%
                Insurance Brokers........................  0.3%
                Medical -- Biomedical/Gene...............  0.3%
                Non-Hazardous Waste Disposal.............  0.3%
                Office Automation & Equipment............  0.3%
                Retail -- Automobile.....................  0.3%
                Retail -- Bookstore......................  0.3%
                Banks -- Commercial......................  0.2%
                Building & Construction Products -- Misc.  0.2%
                Computer Services........................  0.2%
                Distribution/Wholesale...................  0.2%
                E-Commerce/Services......................  0.2%
                Metal -- Diversified.....................  0.2%
                Retail -- Regional Department Stores.....  0.2%
                Television...............................  0.2%
                Toys.....................................  0.2%
                Wireless Equipment.......................  0.2%
                Airlines.................................  0.1%
                Chemicals -- Specialty...................  0.1%
                Computers -- Periphery Equipment.........  0.1%
                Electronic Parts Distribution............  0.1%
                Food -- Canned...........................  0.1%
                Internet Application Software............  0.1%
                Medical Labs & Testing Services..........  0.1%
                Metal Processors & Fabrication...........  0.1%
                Networking Products......................  0.1%
                Office Supplies & Forms..................  0.1%
                Oil & Gas Drilling.......................  0.1%
                Paper & Related Products.................  0.1%
                Semiconductor Equipment..................  0.1%
                                                          ----
                                                          99.6%
                                                          ====

*  Calculated as a percentage of net assets.

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------



                                                                 Value
                   Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 98.0%
      Aerospace/Defense -- 1.5%
        Lockheed Martin Corp..........................   2,720 $   246,024
        Northrop Grumman Corp.........................  48,715   3,260,495
        Raytheon Co...................................   2,496     127,396
                                                               -----------
                                                                 3,633,915
                                                               -----------
      Airlines -- 0.1%
        Southwest Airlines Co.........................  10,266     161,279
                                                               -----------
      Apparel Manufacturers -- 0.7%
        Liz Claiborne, Inc............................  19,400     829,350
        VF Corp.......................................  10,200     799,578
                                                               -----------
                                                                 1,628,928
                                                               -----------
      Applications Software -- 1.6%
        Microsoft Corp................................ 132,678   3,891,446
                                                               -----------
      Auto/Truck Parts & Equipment-Original -- 0.9%
        ArvinMeritor, Inc.............................  50,949     881,927
        Magna International, Inc., Class A............  15,353   1,180,032
                                                               -----------
                                                                 2,061,959
                                                               -----------
      Banks-Commercial -- 0.2%
        Corus Bankshares, Inc.........................  18,768     420,591
                                                               -----------
      Banks-Fiduciary -- 0.5%
        Bank of New York Co., Inc.....................  34,900   1,240,346
                                                               -----------
      Banks-Super Regional -- 7.0%
        Bank of America Corp.......................... 156,746   8,440,772
        Comerica, Inc.................................   3,773     219,777
        National City Corp............................  21,270     767,847
        PNC Financial Services Group, Inc.............  10,900     770,521
        US Bancorp....................................  52,700   1,772,828
        Wachovia Corp.................................  39,070   2,117,204
        Wells Fargo & Co..............................  73,012   2,572,943
                                                               -----------
                                                                16,661,892
                                                               -----------
      Beverages-Non-alcoholic -- 1.0%
        Coca-Cola Co..................................  28,000   1,311,240
        Coca-Cola Enterprises, Inc....................     557      11,391
        Pepsi Bottling Group, Inc.....................  32,503   1,017,994
                                                               -----------
                                                                 2,340,625
                                                               -----------
      Broadcast Services/Program -- 0.0%
        Liberty Media Holding Corp., Capital Series A.     506      44,488
                                                               -----------
      Building & Construction Products-Misc. -- 0.2%
        USG Corp.+....................................   7,460     415,746
                                                               -----------
      Building-Residential/Commercial -- 0.4%
        Lennar Corp., Class A.........................   7,693     403,882
        NVR, Inc.+....................................     742     441,490
                                                               -----------
                                                                   845,372
                                                               -----------
      Chemicals-Diversified -- 2.1%
        Celanese Corp. Series A.......................   9,930     218,460
        du Pont (E.I.) de Nemours & Co................  24,000   1,126,320
        Georgia Gulf Corp.............................   5,130     104,498
        Lyondell Chemical Co..........................  66,779   1,649,441
        PPG Industries, Inc...........................  19,700   1,266,710
        Westlake Chemical Corp........................  19,616     642,424
                                                               -----------
                                                                 5,007,853
                                                               -----------
      Chemicals-Specialty -- 0.1%
        Eastman Chemical Co...........................   2,314     137,405
                                                               -----------
      Commercial Services-Finance -- 0.3%
        H&R Block, Inc................................  28,103     674,472
                                                               -----------
      Computer Services -- 0.2%
        Computer Sciences Corp.+......................  10,926     570,337
                                                               -----------

                                                               Value
                    Security Description             Shares   (Note 3)
        Computers -- 4.9%
          Hewlett-Packard Co........................ 116,461 $ 4,595,551
          International Business Machines Corp......  77,841   7,155,145
                                                             -----------
                                                              11,750,696
                                                             -----------
        Computers-Memory Devices -- 0.0%
          Imation Corp..............................     873      40,429
                                                             -----------
        Computers-Periphery Equipment -- 0.1%
          Lexmark International, Inc., Class A+.....   3,240     223,495
                                                             -----------
        Consulting Services -- 0.4%
          Accenture, Ltd., Class A..................  28,040     944,948
                                                             -----------
        Consumer Products-Misc. -- 1.2%
          Kimberly-Clark Corp.......................  35,175   2,338,082
          Tupperware Brands Corp....................  29,015     615,989
                                                             -----------
                                                               2,954,071
                                                             -----------
        Cosmetics & Toiletries -- 0.0%
          Procter & Gamble Co.......................     186      11,679
                                                             -----------
        Data Processing/Management -- 0.4%
          Acxiom Corp...............................  11,456     285,484
          Fiserv, Inc.+.............................  12,400     633,764
                                                             -----------
                                                                 919,248
                                                             -----------
        Distribution/Wholesale -- 0.2%
          Building Materials Holding Corp...........  15,736     387,735
          Tech Data Corp.+..........................   1,415      59,175
                                                             -----------
                                                                 446,910
                                                             -----------
        Diversified Manufactured Operations -- 2.7%
          Dover Corp................................  16,800     845,040
          General Electric Co.......................  46,900   1,654,632
          Ingersoll-Rand Co., Ltd., Class A.........  25,000     975,250
          Parker Hannifin Corp......................   9,700     809,756
          Tyco International, Ltd...................  68,453   2,073,441
                                                             -----------
                                                               6,358,119
                                                             -----------
        E-Commerce/Services -- 0.2%
          Expedia, Inc..............................  28,296     514,138
                                                             -----------
        Electric-Integrated -- 2.3%
          Exelon Corp...............................  28,300   1,718,659
          FirstEnergy Corp..........................  11,182     669,131
          Great Plains Energy, Inc..................   4,519     142,846
          NiSource, Inc.............................  27,200     670,752
          Pepco Holdings, Inc.......................   5,810     148,910
          PG&E Corp.................................   3,619     166,221
          PPL Corp..................................  41,500   1,508,525
          Progress Energy, Inc......................   1,973      94,250
          TXU Corp..................................   4,788     274,783
                                                             -----------
                                                               5,394,077
                                                             -----------
        Electronic Components-Misc. -- 0.3%
          NAM TAI Electronics, Inc..................  12,233     203,312
          Vishay Intertechnology, Inc.+.............  33,956     444,824
                                                             -----------
                                                                 648,136
                                                             -----------
        Electronic Components-Semiconductors -- 1.1%
          Amkor Technology, Inc.+...................  14,831     151,573
          Freescale Semiconductor, Inc., Class B+...  23,246     928,213
          Intel Corp................................  40,425     863,074
          National Semiconductor Corp...............  16,061     388,516
          OmniVision Technologies, Inc.+............  20,805     338,913
          Texas Instruments, Inc....................   1,253      37,026
                                                             -----------
                                                               2,707,315
                                                             -----------

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Electronic Parts Distribution -- 0.1%
           Arrow Electronics, Inc.+...............  11,036 $   350,503
                                                           -----------
         Engines-Internal Combustion -- 1.0%
           Cummins, Inc...........................  19,744   2,367,700
                                                           -----------
         Enterprise Software/Service -- 0.4%
           BMC Software, Inc.+....................     517      16,834
           Oracle Corp.+..........................  37,500     713,625
           Sybase, Inc.+..........................   5,025     120,298
                                                           -----------
                                                               850,757
                                                           -----------
         Finance-Credit Card -- 0.0%
           Capital One Financial Corp.............     935      72,818
                                                           -----------
         Finance-Investment Banker/Broker -- 11.2%
           Citigroup, Inc......................... 218,104  10,815,777
           Goldman Sachs Group, Inc...............  14,252   2,776,290
           J.P. Morgan Chase & Co.................  91,745   4,245,959
           Lehman Brothers Holdings, Inc..........  11,723     863,633
           Merrill Lynch & Co., Inc...............  23,575   2,061,162
           Morgan Stanley.........................  78,505   5,978,941
                                                           -----------
                                                            26,741,762
                                                           -----------
         Finance-Mortgage Loan/Banker -- 2.2%
           Countrywide Financial Corp.............  13,176     523,351
           Freddie Mac............................  49,500   3,324,420
           IndyMac Bancorp, Inc...................  30,272   1,390,998
                                                           -----------
                                                             5,238,769
                                                           -----------
         Financial Guarantee Insurance -- 0.3%
           MGIC Investment Corp...................  11,000     637,560
                                                           -----------
         Food-Canned -- 0.1%
           Del Monte Foods Co.+...................  15,871     179,184
                                                           -----------
         Food-Misc. -- 1.1%
           ConAgra Foods, Inc.....................     463      11,899
           General Mills, Inc.....................  16,067     898,949
           Seaboard Corp..........................     173     290,294
           Unilever NV............................  52,200   1,382,778
                                                           -----------
                                                             2,583,920
                                                           -----------
         Food-Retail -- 0.5%
           Kroger Co..............................  56,800   1,218,928
                                                           -----------
         Food-Wholesale/Distribution -- 0.5%
           SUPERVALU, Inc.........................  33,025   1,131,436
                                                           -----------
         Forestry -- 0.6%
           Weyerhaeuser Co........................  22,300   1,442,364
                                                           -----------
         Gas-Distribution -- 0.5%
           Nicor, Inc.............................   2,188     108,416
           UGI Corp...............................  21,134     595,556
           Vectren Corp...........................  13,871     396,017
                                                           -----------
                                                             1,099,989
                                                           -----------
         Health Care Cost Containment -- 0.6%
           McKesson Corp..........................  26,969   1,332,269
                                                           -----------
         Home Decoration Products -- 0.5%
           Newell Rubbermaid, Inc.................  44,228   1,260,056
                                                           -----------
         Hospital Beds/Equipment -- 0.0%
           Hillenbrand Industries, Inc............   1,581      91,477
                                                           -----------
         Human Resources -- 0.0%
           Labor Ready, Inc.+.....................   4,138      78,291
                                                           -----------
         Instruments-Scientific -- 0.5%
           Applera Corp...........................  30,292   1,103,840
                                                           -----------

                                                              Value
                   Security Description             Shares   (Note 3)

        Insurance Broker -- 0.3%
          Marsh & McLennan Cos., Inc...............  23,200 $   728,944
                                                            -----------
        Insurance-Life/Health -- 0.5%
          Torchmark Corp...........................  17,800   1,125,316
                                                            -----------
        Insurance-Multi-line -- 3.4%
          ACE, Ltd.................................  36,136   2,053,970
          Allstate Corp............................  39,000   2,475,720
          American Financial Group, Inc............   2,642     137,939
          Hartford Financial Services Group, Inc...  26,600   2,281,216
          Loews Corp...............................  26,500   1,057,880
                                                            -----------
                                                              8,006,725
                                                            -----------
        Insurance-Property/Casualty -- 0.5%
          Arch Capital Group, Ltd.+................   6,862     458,382
          Chubb Corp...............................   7,863     406,989
          LandAmerica Financial Group, Inc.........   5,564     340,016
          Zenith National Insurance Corp...........   2,484     114,661
                                                            -----------
                                                              1,320,048
                                                            -----------
        Insurance-Reinsurance -- 0.4%
          Aspen Insurance Holdings, Ltd............   3,925     105,779
          Axis Capital Holdings, Ltd...............   7,593     259,908
          Endurance Specialty Holdings, Ltd........  13,404     503,052
          PartnerRe, Ltd...........................   2,050     142,926
                                                            -----------
                                                              1,011,665
                                                            -----------
        Internet Application Software -- 0.1%
          RealNetworks, Inc.+......................  12,099     139,138
                                                            -----------
        Machinery-Farming -- 0.4%
          Deere & Co...............................   9,600     921,600
                                                            -----------
        Medical Labs & Testing Services -- 0.1%
          Quest Diagnostics, Inc...................   6,600     350,922
                                                            -----------
        Medical Products -- 1.9%
          Becton, Dickinson & Co...................  14,553   1,043,741
          Johnson & Johnson........................  51,345   3,384,149
                                                            -----------
                                                              4,427,890
                                                            -----------
        Medical-Biomedical/Gene -- 0.3%
          Amgen, Inc.+.............................  11,587     822,677
                                                            -----------
        Medical-Drugs -- 5.8%
          Abbott Laboratories......................  35,100   1,637,766
          Biovail Corp.+...........................  51,423     913,787
          Cephalon, Inc.+..........................   2,332     174,574
          King Pharmaceuticals, Inc.+..............  28,894     477,618
          Merck & Co., Inc.........................  75,445   3,358,057
          Pfizer, Inc.............................. 199,350   5,480,131
          ViroPharma, Inc.+........................  11,718     180,574
          Wyeth....................................  32,800   1,583,584
                                                            -----------
                                                             13,806,091
                                                            -----------
        Medical-HMO -- 0.6%
          Aetna, Inc...............................   3,360     138,802
          AMERIGROUP Corp.+........................  11,893     406,622
          Humana, Inc.+............................  13,002     703,408
          Molina Healthcare, Inc.+.................     884      30,047
          WellCare Health Plans, Inc.+.............   3,900     251,823
                                                            -----------
                                                              1,530,702
                                                            -----------
        Medical-Outpatient/Home Medical -- 0.0%
          Apria Healthcare Group, Inc.+............   2,643      65,996
                                                            -----------
        Medical-Wholesale Drug Distribution -- 0.0%
          AmerisourceBergen Corp...................   2,480     114,055
                                                            -----------

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description               Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Metal Processors & Fabrication -- 0.1%
        Quanex Corp..................................   6,256 $   232,160
                                                              -----------
      Metal-Copper -- 0.5%
        Phelps Dodge Corp............................   9,079   1,116,717
                                                              -----------
      Metal-Diversified -- 0.2%
        Freeport-McMoRan Copper & Gold, Inc. Class B.   9,087     571,300
                                                              -----------
      Multimedia -- 1.4%
        Time Warner, Inc............................. 105,092   2,116,553
        Viacom, Inc., Class B+.......................  22,139     830,434
        Walt Disney Co...............................  12,093     399,673
                                                              -----------
                                                                3,346,660
                                                              -----------
      Networking Products -- 0.1%
        Cisco Systems, Inc.+.........................   5,441     146,254
                                                              -----------
      Non-Hazardous Waste Disposal -- 0.3%
        Waste Management, Inc........................  18,600     680,946
                                                              -----------
      Office Automation & Equipment -- 0.3%
        Xerox Corp.+.................................  45,400     749,100
                                                              -----------
      Office Supplies & Forms -- 0.1%
        John H. Harland Co...........................   6,321     271,044
                                                              -----------
      Oil & Gas Drilling -- 0.1%
        Grey Wolf, Inc.+.............................  40,421     286,181
                                                              -----------
      Oil Companies-Exploration & Production -- 0.5%
        Anadarko Petroleum Corp......................   9,600     473,856
        Devon Energy Corp............................   6,300     462,231
        EnCana Corp..................................   2,889     150,835
                                                              -----------
                                                                1,086,922
                                                              -----------
      Oil Companies-Integrated -- 12.6%
        Chevron Corp.................................  96,303   6,964,633
        ConocoPhillips...............................  72,564   4,883,557
        Exxon Mobil Corp............................. 163,242  12,538,618
        Marathon Oil Corp............................  13,667   1,289,892
        Occidental Petroleum Corp....................  16,800     845,712
        Royal Dutch Shell PLC, Class A ADR...........  49,200   3,494,676
                                                              -----------
                                                               30,017,088
                                                              -----------
      Oil Field Machinery & Equipment -- 0.0%
        National-Oilwell Varco, Inc.+................     400      26,604
                                                              -----------
      Oil Refining & Marketing -- 0.6%
        Sunoco, Inc..................................   7,437     506,906
        Tesoro Petroleum Corp........................   5,407     380,923
        Valero Energy Corp...........................   9,802     539,796
                                                              -----------
                                                                1,427,625
                                                              -----------
      Paper & Related Products -- 0.1%
        Temple-Inland, Inc...........................   4,398     171,962
                                                              -----------
      Printing-Commercial -- 0.4%
        R. R. Donnelley & Sons Co....................  27,741     978,425
                                                              -----------
      Publishing-Newspapers -- 0.6%
        Gannett Co., Inc.............................  25,100   1,493,952
                                                              -----------
      Publishing-Periodicals -- 0.0%
        Idearc, Inc..................................   2,991      82,372
                                                              -----------
      Real Estate Investment Trusts -- 1.1%
        CBL & Associates Properties, Inc.............  32,366   1,394,975
        HRPT Properties Trust........................  13,328     167,533
        iStar Financial, Inc.........................  23,381   1,093,997
                                                              -----------
                                                                2,656,505
                                                              -----------

                                                             Value
                   Security Description            Shares   (Note 3)

         Retail-Apparel/Shoe -- 0.4%
           Brown Shoe Co., Inc....................   3,037 $   144,075
           Gap, Inc...............................  37,300     698,256
           Payless ShoeSource, Inc.+..............   7,727     241,005
                                                           -----------
                                                             1,083,336
                                                           -----------
         Retail-Automobile -- 0.3%
           AutoNation, Inc.+......................  13,575     279,781
           Group 1 Automotive, Inc.+..............   8,691     443,154
                                                           -----------
                                                               722,935
                                                           -----------
         Retail-Bookstore -- 0.3%
           Barnes & Noble, Inc.+..................  17,221     689,184
                                                           -----------
         Retail-Building Products -- 0.4%
           Home Depot, Inc........................  23,200     880,904
                                                           -----------
         Retail-Convenience Store -- 0.0%
           The Pantry, Inc.+......................     464      22,745
                                                           -----------
         Retail-Discount -- 0.9%
           Big Lots, Inc.+........................   8,914     198,871
           Dollar General Corp....................  51,700     803,418
           Wal-Mart Stores, Inc...................  24,200   1,115,620
                                                           -----------
                                                             2,117,909
                                                           -----------
         Retail-Regional Department Stores -- 0.2%
           Federated Department Stores, Inc.......  14,334     603,318
                                                           -----------
         Retail-Restaurants -- 1.1%
           Darden Restaurants, Inc................  10,665     428,200
           McDonald's Corp........................  52,051   2,184,580
                                                           -----------
                                                             2,612,780
                                                           -----------
         Savings & Loans/Thrifts -- 1.9%
           FirstFed Financial Corp.+..............     428      27,829
           Washington Mutual, Inc................. 105,227   4,596,315
                                                           -----------
                                                             4,624,144
                                                           -----------
         Semiconductor Equipment -- 0.1%
           Lam Research Corp.+....................   2,294     120,664
                                                           -----------
         Steel-Producers -- 1.0%
           IPSCO, Inc.............................   4,348     444,931
           Nucor Corp.............................  17,481   1,046,238
           Steel Dynamics, Inc....................  13,244     430,695
           United States Steel Corp...............   5,560     415,832
                                                           -----------
                                                             2,337,696
                                                           -----------
         Telecom Services -- 0.0%
           Embarq Corp............................   1,204      61,946
                                                           -----------
         Telephone-Integrated -- 4.6%
           AT&T, Inc.............................. 118,521   4,019,047
           BellSouth Corp.........................  27,100   1,208,389
           Sprint Corp............................ 104,149   2,031,947
           Verizon Communications, Inc............ 103,919   3,630,930
                                                           -----------
                                                            10,890,313
                                                           -----------
         Television -- 0.2%
           CBS Corp., Class B.....................  16,828     500,633
                                                           -----------
         Theater -- 0.0%
           Regal Entertainment Group, Class A.....   3,442      71,628
                                                           -----------
         Therapeutics -- 0.0%
           ImClone Systems, Inc.+.................   3,550     106,145
                                                           -----------
         Tobacco -- 0.7%
           Altria Group, Inc......................  21,237   1,788,368
                                                           -----------

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                            Value
                   Security Description           Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Toys -- 0.2%
            Mattel, Inc.......................... 18,754 $    411,650
                                                         ------------
          Transport-Rail -- 0.4%
            Burlington Northern Santa Fe Corp....  4,452      334,612
            CSX Corp.............................  4,882      175,069
            Norfolk Southern Corp................  4,661      229,554
            Union Pacific Corp...................  3,003      271,832
                                                         ------------
                                                            1,011,067
                                                         ------------
          Transport-Services -- 0.6%
            FedEx Corp...........................  3,147      363,258
            United Parcel Service, Inc., Class B. 12,990    1,012,181
                                                         ------------
                                                            1,375,439
                                                         ------------
          Web Portals/ISP -- 0.5%
            EarthLink, Inc.+..................... 94,137      612,832
            United Online, Inc................... 40,110      538,677
                                                         ------------
                                                            1,151,509
                                                         ------------
          Wireless Equipment -- 0.2%
            Motorola, Inc........................ 19,161      424,799
                                                         ------------
          Total Common Stock
             (cost $205,009,049).................         233,754,236
                                                         ------------

                                                          Shares/
                                                         Principal     Value
                 Security Description                     Amount      (Note 3)

EXCHANGE TRADED FUNDS -- 0.6%
Index Fund-Large Cap -- 0.6%
  SPDR Trust, Series 1
   (cost $1,375,919)...................................     10,800  $  1,517,724
                                                                    ------------
Total Long-Term Investment Securities
   (cost $206,384,968).................................              235,271,960
                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES -- 1.0%
Time Deposit -- 1.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   (cost $2,428,000)................................... $2,428,000     2,428,000
                                                                    ------------
TOTAL INVESTMENTS
   (cost $208,812,968)(1)..............................       99.6%  237,699,960
Other Assets Less Liabilities..........................        0.4%      968,506
                                                        ----------  ------------
NET ASSETS --                                                100.0% $238,668,466
                                                        ==========  ============

--------
ADRAmerican Depository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

           Collective Investment Pool........................  15.1%
           U.S. Government Agencies..........................  10.7%
           Banks -- Commercial...............................   8.6%
           Insurance -- Multi-line...........................   6.0%
           Medical -- Drugs..................................   5.8%
           Oil Companies -- Integrated.......................   5.4%
           Telephone -- Integrated...........................   5.1%
           Cellular Telecom..................................   3.7%
           Paper & Related Products..........................   3.3%
           Real Estate Operations & Development..............   3.3%
           Telecom Services..................................   2.8%
           Television........................................   2.8%
           Diversified Financial Services....................   2.2%
           Electronic Components -- Misc.....................   2.1%
           Power Converter/Supply Equipment..................   1.9%
           Diversified Manufactured Operations...............   1.8%
           Electronic Components -- Semiconductors...........   1.6%
           Containers -- Paper/Plastic.......................   1.5%
           Multimedia........................................   1.4%
           Diversified Operations............................   1.3%
           Chemicals -- Specialty............................   1.2%
           Food -- Catering..................................   1.1%
           Insurance -- Life/Health..........................   1.1%
           Internet Security.................................   1.1%
           Transport -- Services.............................   1.1%
           Apparel Manufacturers.............................   1.0%
           Retail -- Building Products.......................   1.0%
           Retail -- Drug Store..............................   1.0%
           Airlines..........................................   0.9%
           Food -- Retail....................................   0.9%
           Insurance -- Property/Casualty....................   0.9%
           Investment Management/Advisor Services............   0.9%
           Publishing -- Books...............................   0.9%
           Coal..............................................   0.8%
           Finance -- Investment Banker/Broker...............   0.8%
           Gas -- Distribution...............................   0.8%
           Photo Equipment & Supplies........................   0.8%
           Computers -- Periphery Equipment..................   0.7%
           Diversified Minerals..............................   0.7%
           Semiconductors Components -- Integrated Circuits..   0.7%
           Athletic Footwear.................................   0.6%
           Electric -- Generation............................   0.6%
           Electric -- Integrated............................   0.6%
           Oil Refining & Marketing..........................   0.6%
           Satellite Telecom.................................   0.6%
           Sovereign.........................................   0.6%
           Aerospace/Defense.................................   0.5%
           Auto -- Cars/Light Trucks.........................   0.5%
           Electronic Parts Distribution.....................   0.5%
           Medical -- Wholesale Drug Distribution............   0.5%
           Oil Companies -- Exploration & Production.........   0.5%
           Security Services.................................   0.5%
           Tools -- Hand Held................................   0.5%
           Travel Services...................................   0.5%
           Building -- Heavy Construction....................   0.4%
           Metal -- Aluminum.................................   0.4%
           Transport -- Rail.................................   0.4%
           Consumer Products -- Misc.........................   0.3%
           Electric Products -- Misc.........................   0.3%
           Office Supplies & Forms...........................   0.2%
                                                              -----
                                                              114.4%
                                                              =====

Country Allocation*

                             United States.  26.2%
                             United Kingdom  22.0%
                             Japan.........  10.0%
                             Hong Kong.....   5.9%
                             France........   4.7%
                             Australia.....   4.6%
                             Germany.......   4.5%
                             Netherlands...   4.2%
                             Italy.........   3.9%
                             Taiwan........   3.7%
                             Cayman Islands   2.6%
                             Spain.........   2.6%
                             South Korea...   2.5%
                             Brazil........   2.3%
                             Singapore.....   1.6%
                             China.........   1.5%
                             Russia........   1.4%
                             Finland.......   1.3%
                             India.........   1.1%
                             Israel........   1.1%
                             Switzerland...   1.1%
                             Sweden........   1.0%
                             Thailand......   0.9%
                             Mexico........   0.8%
                             Denmark.......   0.7%
                             Bermuda.......   0.6%
                             Philippines...   0.6%
                             Luxembourg....   0.5%
                             Norway........   0.5%
                                            -----
                                            114.4%
                                            =====

*  Calculated as a percentage of net assets.

VALIC Company I Foreign Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                 Security Description                Shares    (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 87.6%
      Australia -- 4.6%
        Alumina, Ltd.#............................    722,153 $ 3,612,169
        Amcor, Ltd................................  2,017,937  11,844,867
        PaperlinX, Ltd.*..........................  4,371,740  13,658,379
        Qantas Airways, Ltd.......................  1,886,938   7,369,066
                                                              -----------
                                                               36,484,481
                                                              -----------
      Bermuda -- 0.6%
        Accenture, Ltd., Class A#.................        450      15,165
        Yue Yuen Industrial Holdings, Ltd.........  1,478,672   4,676,244
                                                              -----------
                                                                4,691,409
                                                              -----------
      Brazil -- 2.3%
        Companhia Vale do Rio Doce ADR............    240,032   5,652,753
        Contax Participacoes SA ADR...............    254,706     211,406
        Empressa Brasileira de Aeronautica SA ADR.    104,912   4,368,536
        Tele Norte Leste Participacoes SA.........     70,400   2,250,199
        Tele Norte Leste Participacoes SA ADR#....    377,751   5,639,822
                                                              -----------
                                                               18,122,716
                                                              -----------
      Cayman Islands -- 2.6%
        ACE, Ltd..................................    235,533  13,387,696
        XL Capital, Ltd., Class A#................    102,149   7,264,837
                                                              -----------
                                                               20,652,533
                                                              -----------
      China -- 1.5%
        BYD Co., Ltd..............................      7,000      21,777
        China Shenhua Energy Co., Ltd.............  3,377,938   6,522,465
        China Telecom Corp, Ltd................... 11,481,823   5,313,780
                                                              -----------
                                                               11,858,022
                                                              -----------
      Denmark -- 0.7%
        Vestas Wind Systems A/S+..................    156,735   6,049,421
                                                              -----------
      Finland -- 1.3%
        UPM-Kymmene Oyj#..........................    426,318  10,614,377
                                                              -----------
      France -- 4.7%
        Eutelsat Communications#..................    224,900   4,643,426
        France Telecom SA#........................    397,745  10,324,376
        Sanofi-Aventis#...........................    196,728  17,273,594
        Societe BIC SA#...........................     28,995   1,977,577
        Vinci SA#.................................     27,727   3,482,918
                                                              -----------
                                                               37,701,891
                                                              -----------
      Germany -- 4.5%
        Bayerische Motoren Werke AG#..............     71,490   3,944,278
        Celesio AG................................     77,170   3,951,058
        Deutsche Post AG..........................    300,280   8,947,711
        Infineon Technologies AG+.................    385,320   4,939,692
        Siemens AG................................    112,555  10,713,107
        TUI AG#...................................    172,220   3,635,590
                                                              -----------
                                                               36,131,436
                                                              -----------
      Hong Kong -- 5.9%
        Cheung Kong (Holdings), Ltd...............  1,916,488  22,641,845
        China Mobile Hong Kong, Ltd...............    264,338   2,222,427
        Hang Lung Group, Ltd......................  1,393,573   3,554,361
        HongKong Electric Holdings, Ltd...........    980,169   4,624,419
        Hutchison Whampoa, Ltd....................  1,136,341  10,685,951
        MTR Corp., Ltd............................  1,395,780   3,473,862
                                                              -----------
                                                               47,202,865
                                                              -----------
      India -- 1.1%
        Gail India, Ltd. GDR*+....................    118,579   4,090,976
        Reliance Industries, Ltd. GDR.............     89,790   5,028,240
                                                              -----------
                                                                9,119,216
                                                              -----------

                                                                Value
                  Security Description               Shares    (Note 3)

      -------------------------------------------------------------------
      Israel -- 1.0%
        Check Point Software Technologies+.........   370,390 $ 8,481,931
                                                              -----------
      Italy -- 3.9%
        Eni SpA....................................   354,963  11,620,761
        Mediaset SpA#..............................   613,338   7,269,858
        UniCredito Italiano SpA.................... 1,400,486  12,092,869
                                                              -----------
                                                               30,983,488
                                                              -----------
      Japan -- 10.0%
        Hitachi, Ltd...............................   379,898   2,257,957
        Konica Minolta Holdings, Inc...............   460,832   6,688,245
        Makita Corp.#..............................   139,456   4,023,870
        Mitsubishi UFJ Financial Group, Inc.#......     1,339  17,119,952
        Nomura Holdings, Inc.......................   382,168   6,702,095
        Shinsei Bank, Ltd.......................... 1,360,637   8,063,556
        Sompo Japan Insurance, Inc.................   550,603   7,016,020
        Sumitomo Mitsui Financial Group, Inc.#.....     1,615  17,021,295
        Takeda Pharmaceutical Co., Ltd.............   169,654  11,080,163
                                                              -----------
                                                               79,973,153
                                                              -----------
      Mexico -- 0.8%
        Telefonos de Mexico SA de CV ADR...........   250,978   6,550,526
                                                              -----------
      Netherlands -- 4.2%
        Akzo Nobel NV..............................     6,733     386,011
        ING Groep NV...............................   370,740  15,804,961
        Koninklijke (Royal) Philips Electronics NV.   349,680  13,008,450
        Reed Elsevier NV...........................   269,674   4,542,858
                                                              -----------
                                                               33,742,280
                                                              -----------
      Norway -- 0.5%
        Telenor ASA................................   239,298   4,108,212
                                                              -----------
      Philippines -- 0.6%
        Philippine Long Distance Telephone Co......    93,500   4,643,383
        Philippine Long Distance Telephone Co. ADR.       442      21,707
                                                              -----------
                                                                4,665,090
                                                              -----------
      Russia -- 1.4%
        Mobile TeleSystems ADR.....................   227,892  10,961,605
                                                              -----------
      Singapore -- 1.6%
        Flextronics International, Ltd.+...........   307,710   3,461,738
        Singapore Telecommunications, Ltd.......... 2,542,000   4,756,186
        United Overseas Bank, Ltd..................   366,387   4,427,350
                                                              -----------
                                                               12,645,274
                                                              -----------
      South Korea -- 2.5%
        Hana Financial Group, Inc..................   152,060   7,771,937
        KT Corp. ADR...............................   176,477   4,482,516
        Samsung Electronics Co., Ltd.+.............    11,030   7,572,110
                                                              -----------
                                                               19,826,563
                                                              -----------
      Spain -- 2.6%
        Gamesa Corp. Tecnologica SA#...............   346,350   9,118,735
        Repsol YPF SA#.............................   121,611   4,364,607
        Telefonica SA#.............................   345,609   6,998,348
        Telefonica SA ADR#.........................       279      17,010
                                                              -----------
                                                               20,498,700
                                                              -----------
      Sweden -- 1.0%
        Holmen AB#.................................    44,154   1,888,907
        Husqvarna AB...............................   185,766   2,536,008
        Securitas AB...............................   208,465   2,861,105
        Securitas Systems AB#......................   208,465     770,064
                                                              -----------
                                                                8,056,084
                                                              -----------

VALIC Company I Foreign Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                     Shares/
                                                    Principal       Value
               Security Description                  Amount        (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Switzerland -- 1.1%
    Ciba Specialty Chemicals AG..................        109,000 $  7,094,459
    Lonza Group AG#..............................         26,050    2,175,906
                                                                 ------------
                                                                    9,270,365
                                                                 ------------
  Taiwan -- 3.7%
    Chunghwa Telecom Co., Ltd. ADR#..............        425,166    8,078,154
    Lite-On Technology Corp......................      4,481,925    5,813,753
    Mega Financial Holding Co., Ltd..............     12,605,000    9,549,242
    Taiwan Semiconductor Manufacturing Co., Ltd..      2,895,302    5,864,016
                                                                 ------------
                                                                   29,305,165
                                                                 ------------
  Thailand -- 0.9%
    Advanced Info Service Public Co., Ltd........      2,964,400    6,895,874
                                                                 ------------
  United Kingdom -- 22.0%
    Alliance Boots PLC...........................        520,227    8,104,387
    Amvescap PLC.................................        659,489    7,130,143
    Aviva PLC....................................        512,576    7,934,816
    BP PLC.......................................      1,084,565   12,237,579
    BP PLC ADR#..................................            180       12,254
    British Energy Group PLC.....................        568,858    5,177,414
    British Sky Broadcasting Group PLC...........      1,421,202   14,764,843
    Burberry Group PLC...........................        657,675    7,782,799
    Centrica PLC.................................        998,538    6,492,209
    Compass Group PLC............................      1,584,714    8,940,479
    Electrocomponents PLC........................        696,642    3,851,503
    GlaxoSmithKline PLC..........................        603,822   16,035,862
    Kingfisher PLC...............................      1,674,716    7,999,732
    Old Mutual PLC...............................      2,753,031    8,983,534
    Pearson PLC..................................        745,887   11,004,030
    Reed Elsevier PLC............................        221,235    2,418,002
    Royal Bank of Scotland Group PLC.............        268,624    9,726,631
    Royal Dutch Shell PLC, Class A...............        165,970    5,872,596
    Royal Dutch Shell PLC, Class B...............        252,971    9,035,531
    Shire PLC....................................        115,281    2,309,191
    Smiths Group PLC.............................        202,199    3,611,037
    Tesco PLC....................................          9,403       72,318
    Vodafone Group PLC...........................      3,460,481    9,149,277
    William Morrison Supermarkets PLC............      1,407,334    7,178,977
                                                                 ------------
                                                                  175,825,144
                                                                 ------------
  Total Common Stock
     (cost $632,110,091).........................                 700,417,821
                                                                 ------------
  FOREIGN CORPORATE BONDS & NOTES -- 0.5%
    Repcon Luxembourg SA
     4.50% due 01/26/11*
     (cost $3,102,247)...........................      2,426,000    3,810,882
                                                                 ------------
  FOREIGN GOVERNMENT AGENCIES -- 0.1%
    Government of Canada Bonds
     3.25 due 12/01/06...........................    CAD 178,000      155,849
    Government of Singapore
     Bonds 1.75 due 02/01/07.....................    SGD 254,000      164,657
    Kingdom of Sweden Bonds
     Zero Coupon due 12/20/06.................... SEK   1,225,00      178,638
    Kingdom of Thailand Bonds
     Zero Coupon due 01/04/07.................... THB  12,170,00      337,203
    Kingdom of Thailand Bonds
     Zero Coupon due 02/22/07.................... THB 11,185,000      308,376
                                                                 ------------
  Total Foreign Government Agencies
     (cost $1,092,349)...........................                   1,144,723
                                                                 ------------

                                                           Shares/
                                                          Principal        Value
                 Security Description                      Amount         (Note 3)

-------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
  XL Capital, Ltd. 6.50%#
   (cost $3,030,173)...................................      140,156   $   3,229,194
                                                                       -------------
Total Long-Term Investment Securities
   (cost $639,334,860).................................                  708,602,620
                                                                       -------------
SHORT-TERM INVESTMENT SECURITIES -- 25.8%
Time Deposit -- 0.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.80% due 12/01/06.................................. $    183,000         183,000
                                                                       -------------
U.S. Government Agencies -- 10.7%
  Federal Home Loan Bank
   5.18% due 12/01/06..................................   85,926,000      85,926,000
                                                                       -------------
Collective Investment Pool -- 15.1%
  Security Lending Quality Trust(1)....................  120,369,305     120,369,305
                                                                       -------------
Total Short-Term Investment Securities
   (cost $206,478,305).................................                  206,478,305
                                                                       -------------
TOTAL INVESTMENTS
   (cost $845,813,165)(2)..............................        114.4%    915,080,925
Liabilities in excess of other assets..................        (14.4)%  (115,470,221)
                                                        ------------   -------------
NET ASSETS                                                     100.0%  $ 799,610,704
                                                        ============   =============

--------
ADRAmerican Depository Receipt
GDRGlobal Depository Receipt
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $21,560,237 representing 2.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#  The security or a portion thereof is out on loan (See Note 3)
+  Non-income producing security
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Global Equity Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

           Collective Investment Pool........................  13.4%
           Banks -- Commercial...............................   8.7%
           Telephone -- Integrated...........................   6.7%
           Oil Companies -- Integrated.......................   5.9%
           Finance -- Investment Banker/Broker...............   4.5%
           Banks -- Super Regional...........................   4.4%
           Auto -- Cars/Light Trucks.........................   4.3%
           Medical -- Drugs..................................   4.0%
           Insurance -- Multi-line...........................   3.6%
           Enterprise Software/Service.......................   2.9%
           Medical Products..................................   2.9%
           Steel -- Producers................................   2.8%
           Oil Refining & Marketing..........................   2.7%
           Finance -- Credit Card............................   2.5%
           Finance -- Mortgage Loan/Banker...................   2.2%
           Food -- Retail....................................   2.2%
           Medical -- Biomedical/Gene........................   2.2%
           Oil Field Machinery & Equipment...................   2.2%
           Airlines..........................................   2.1%
           Soap & Cleaning Preparation.......................   1.9%
           Repurchase Agreement..............................   1.8%
           Office Automation & Equipment.....................   1.7%
           Electric -- Integrated............................   1.5%
           Chemicals -- Diversified..........................   1.4%
           Metal -- Diversified..............................   1.4%
           Import/Export.....................................   1.4%
           Tobacco...........................................   1.4%
           Leisure Products..................................   1.3%
           Building -- Residential/Commercial................   1.2%
           Audio/Video Products..............................   1.2%
           Food -- Wholesale/Distribution....................   1.2%
           Semiconductors Components -- Intergated Circuits..   1.2%
           Appliances........................................   1.0%
           Consulting Services...............................   1.0%
           Oil -- Field Services.............................   1.0%
           Transport -- Rail.................................   0.9%
           Metal Processors & Fabrication....................   0.9%
           Retail -- Major Department Stores.................   0.9%
           Brewery...........................................   0.8%
           Diversified Minerals..............................   0.7%
           Electronic Components -- Semiconductors...........   0.6%
           Machinery -- Electrical...........................   0.6%
           Finance -- Leasing Companies......................   0.6%
           Savings & Loans/Thrifts...........................   0.6%
           Telecom Services..................................   0.6%
           Coatings/Paint....................................   0.5%
           Multimedia........................................   0.5%
           Metal -- Copper...................................   0.5%
           Computers.........................................   0.4%
           Machinery -- Construction & Mining................   0.4%
           Diversified Manufactured Operations...............   0.3%
           Non-Ferrous Metals................................   0.2%
           Wireless Equipment................................   0.2%
           Electronic Components -- Misc.....................   0.2%
           Networking Products...............................   0.2%
           Shipbuilding......................................   0.2%
           Transport -- Marine...............................   0.2%
           U.S. Government Treasuries........................   0.1%
                                                              -----
                                                              112.9%
                                                              =====

Country Allocation*

           United States.....................................  59.3%
           Japan.............................................  13.8%
           United Kingdom....................................   7.0%
           France............................................   5.7%
           Switzerland.......................................   4.5%
           Belgium...........................................   3.8%
           Germany...........................................   3.5%
           Korea.............................................   2.6%
           Canada............................................   2.5%
           Sweden............................................   2.3%
           Bermuda...........................................   1.5%
           Italy.............................................   1.2%
           Netherlands.......................................   1.2%
           Norway............................................   1.2%
           Hong Kong.........................................   1.0%
           Taiwan............................................   0.9%
           Ireland...........................................   0.5%
           Mexico............................................   0.2%
           Cayman Islands....................................   0.2%
                                                              -----
                                                              112.9%
                                                              =====

*  Calculated as a percentage of Net Assets.

VALIC Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                  Security Description               Shares    (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 97.6%
       Belgium -- 3.8%
         Delhaize Group............................   121,290 $ 9,645,861
         InBev NV..................................    53,169   3,489,034
         KBC Groep NV#.............................    29,253   3,291,068
                                                              -----------
                                                               16,425,963
                                                              -----------
       Bermuda -- 1.5%
         Accenture, Ltd., Class A..................   128,468   4,329,371
         Ingersoll -- Rand Co., Ltd., Class A......    31,972   1,247,228
         Orient Overseas International, Ltd........   106,000     669,079
                                                              -----------
                                                                6,245,678
                                                              -----------
       Canada -- 2.5%
         Algoma Steel, Inc.+.......................    74,300   2,267,287
         Canadian National Railway Co..............    85,519   4,015,173
         Ipsco, Inc................................    22,700   2,315,617
         Teck Cominco, Ltd.........................     5,224     393,613
         Teck Cominco, Ltd., Class B...............    22,176   1,662,091
                                                              -----------
                                                               10,653,781
                                                              -----------
       Cayman Islands -- 0.2%
         ACE, Ltd..................................    14,575     828,443
                                                              -----------
       France -- 5.7%
         Air France -- KLM.........................   148,303   5,917,688
         Credit Agricole SA#.......................   228,621   9,679,697
         France Telecom SA#........................    61,732   1,602,394
         Societe Generale#.........................    27,658   4,633,555
         Vivendi Universal SA#.....................    62,571   2,407,256
                                                              -----------
                                                               24,240,590
                                                              -----------
       Germany -- 3.5%
         Allianz SE+...............................    45,450   8,845,176
         BASF AG...................................    66,843   6,168,323
                                                              -----------
                                                               15,013,499
                                                              -----------
       Hong Kong -- 1.0%
         China Netcom Group Corp. Hong Kong, Ltd.+. 2,150,500   4,285,104
                                                              -----------
       Ireland -- 0.5%
         Bank of Ireland (Dublin)..................    99,587   2,136,587
                                                              -----------
       Italy -- 1.2%
         UniCredito Italiano SpA...................   583,159   5,035,442
                                                              -----------
       Japan -- 13.8%
         Canon, Inc.#..............................   137,200   7,253,803
         Fanuc, Ltd................................    10,500     956,978
         Japan Tobacco, Inc.+......................     1,348   5,974,031
         Komatsu, Ltd..............................    86,700   1,576,636
         Matsushita Electric Industrial Co., Ltd.#.   258,000   5,026,047
         Mitsubishi Corp...........................   316,900   5,913,386
         Nippon Mining Holdings, Inc.#.............   400,000   2,919,960
         Nissan Motor Co., Ltd.#...................   642,900   7,842,208
         ORIX Corp.#...............................     9,050   2,478,381
         Sankyo Co., Ltd.#.........................   103,500   5,302,190
         SMC Corp..................................    19,900   2,731,727
         Suzuki Motor Corp.#.......................   377,700  10,832,914
                                                              -----------
                                                               58,808,261
                                                              -----------
       Korea -- 2.6%
         Hynix Semiconductor, Inc..................    75,001   2,848,803
         Hyundai Mipo Dockyard Co., Ltd............     5,230     776,607
         Korean Air Lines Co., Ltd.................     6,110     226,820
         POSCO.....................................    23,250   7,305,106
                                                              -----------
                                                               11,157,336
                                                              -----------
       Mexico -- 0.2%
         Grupo Mexico SA de CV, Class B............   296,600   1,072,055
                                                              -----------
       Netherlands -- 1.2%
         Koninklijke (Royal) KPN NV................   364,971   5,002,668
                                                              -----------

                                                                 Value
                  Security Description               Shares     (Note 3)

      --------------------------------------------------------------------
      Norway -- 1.2%
        Norsk Hydro ASA............................    32,200 $    797,185
        Petroleum Geo -- Services ASA..............    62,380    4,202,685
                                                              ------------
                                                                 4,999,870
                                                              ------------
      Singapore -- 0.0%
        StarHub, Ltd...............................    16,000       24,116
                                                              ------------
      Sweden -- 2.3%
        Boliden AB.................................   254,600    6,133,596
        SKF AB, Class B............................   233,566    3,819,447
                                                              ------------
                                                                 9,953,043
                                                              ------------
      Switzerland -- 4.5%
        Credit Suisse Group........................   109,934    7,269,918
        Roche Holding AG...........................    35,338    6,384,076
        Zurich Financial Services AG...............    21,346    5,548,464
                                                              ------------
                                                                19,202,458
                                                              ------------
      Taiwan -- 0.9%
        United Microelectronics Corp............... 5,848,394    3,824,784
                                                              ------------
      United Kingdom -- 7.0%
        Barclays PLC...............................   243,864    3,262,149
        Barratt Developments PLC...................   243,366    5,283,889
        BHP Billiton PLC...........................    57,547    1,091,637
        Marks & Spencer Group PLC..................   281,618    3,781,021
        Reckitt Benckiser PLC......................   179,293    7,972,306
        Royal Bank of Scotland Group PLC...........   239,986    8,689,675
                                                              ------------
                                                                30,080,677
                                                              ------------
      United States -- 44.0%
        Amgen, Inc.+...............................    79,867    5,670,557
        AMR Corp.#+................................    83,900    2,681,444
        Atmel Corp.+...............................   270,400    1,368,224
        Bank of America Corp.......................   258,969   13,945,481
        Biogen Idec, Inc.+.........................    76,900    4,018,794
        Capital One Financial Corp.................   138,700   10,801,956
        Cisco Systems, Inc.+.......................    37,062      996,227
        Citigroup, Inc.............................    86,733    4,301,089
        Countrywide Financial Corp.................   239,533    9,514,251
        Embarq Corp................................    46,862    2,411,050
        Exxon Mobil Corp...........................   163,278   12,541,383
        FirstEnergy Corp...........................    21,800    1,304,512
        Frontier Oil Corp..........................    35,500    1,123,220
        Goldman Sachs Group, Inc...................    40,000    7,792,000
        Grant Prideco, Inc.+.......................   216,300    9,478,266
        International Business Machines Corp.......    17,100    1,571,832
        Johnson & Johnson..........................   191,686   12,634,024
        Marathon Oil Corp..........................   126,241   11,914,626
        Motorola, Inc..............................    48,600    1,077,462
        Oracle Corp.+..............................   647,225   12,316,692
        Pfizer, Inc................................   383,455   10,541,178
        PG&E Corp..................................   111,817    5,135,755
        Phelps Dodge Corp..........................    16,900    2,078,700
        Qwest Communications International, Inc.#+.   481,024    3,699,074
        Sprint Corp................................   473,678    9,241,458
        SUPERVALU, Inc.............................   148,349    5,082,437
        The Sherwin -- Williams Co.................    37,478    2,344,249
        US Bancorp.................................   134,360    4,519,870
        Valero Energy Corp.........................   130,021    7,160,256
        Verizon Communications, Inc................   117,500    4,105,450
        Washington Mutual, Inc.....................    59,400    2,594,592
        Whirlpool Corp.............................    48,240    4,114,872
                                                              ------------
                                                               188,080,981
                                                              ------------
      Total Long-Term Investment Securities
         (cost $379,871,824).......................            417,071,336
                                                              ------------

VALIC Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Shares/
                                                              Principal      Value
                   Security Description                        Amount       (Note 3)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 13.5%
Collective Investment Pool --13.4%
  Securities Lending Quality Trust(1)......................  57,141,769   $ 57,141,769
                                                                          ------------
U.S. Government Treasuries -- 0.1%
  United States Treasury Bills
   5.00% due 12/28/06@..................................... $   625,000        622,579
                                                                          ------------
Total Short-Term Investment Securities
   (cost $57,764,348)......................................                 57,764,348
                                                                          ------------
REPURCHASE AGREEMENT -- 1.8%
  Agreement with Bank of America NA, bearing interest at
   5.28% dated 11/30/06 to be repurchased 12/01/06 in the
   amount of $7,711,131 and collateralized by Federal Home
   Loan Bank Notes, bearing interest at 5.25% due 11/20/08
   and having an approximate value of $7,872,028
   (cost $7,710,000).......................................   7,710,000      7,710,000
                                                                          ------------
TOTAL INVESTMENTS
   (cost $445,346,172)(2)..................................       112.9%   482,545,684
Liabilities in excess of other assets......................       (12.9)%  (55,168,544)
                                                            -----------   ------------
NET ASSETS --                                                     100.0%  $427,377,140
                                                            ===========   ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
-------------------------------------------------------------------------------------
                                                                         Unrealized
Number of                    Expiration    Value at     Value as of     Appreciation
Contracts    Description        Date      Trade Date November 30, 2006 (Depreciation)
-------------------------------------------------------------------------------------
  8 Long  FTSE 100 Index... December 2006 $  984,424    $  953,613        $(30,811)
 17 Long  DJ Stoxx 50 Index December 2006    920,290       899,818         (20,472)
  9 Long  S&P 500 Index.... December 2006  3,157,639     3,156,525          (1,114)
  7 Long  Topix Index...... December 2006    966,118       972,724           6,606
                                                                          --------
                                                                          $(45,791)
                                                                          ========

            Open Forward Foreign Currency Contracts
            --------------------------------------------------------
                                                           Gross
              Contract to       In Exchange    Delivery  Unrealized
                Deliver             For          Date   Appreciation
            --------------------------------------------------------
            *CAD  16,417,100 USD    14,528,926 01/17/07  $  133,273
            *JPY 125,990,500 USD     1,100,719 02/21/07          37
            *USD  34,268,262 AUD    45,645,300 01/17/07   1,699,346
            *USD   7,886,179 CAD     9,031,600 01/17/07      33,355
            *USD  12,243,255 CHF    15,095,600 12/20/06     377,191
            *USD  69,573,311 EUR    54,332,500 12/20/06   2,451,167
            *USD  41,703,430 GBP    22,123,600 12/20/06   1,791,062
            *USD  19,865,744 JPY 2,303,175,400 02/21/07     255,333
            *USD   5,139,441 NOK    33,194,600 12/20/06     254,807
            *USD   5,463,051 SEK    38,928,900 12/20/06     228,397
                                                         ----------
                                                         $7,223,968
                                                         ==========

VALIC Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


            ----------------------------------------------------------------
                                                                   Gross
               Contract to           In Exchange       Delivery  Unrealized
                 Deliver                 For             Date   Depreciation
            ----------------------------------------------------------------
            *AUD    12,371,700      USD  9,424,848     01/17/07 $  (323,811)
            *CHF    20,963,500      USD 16,950,249     12/20/06    (575,965)
            *EUR    52,187,500      USD 66,737,161     12/20/06  (2,443,853)
            *GBP    13,272,400      USD 25,225,592     12/20/06    (867,644)
            *JPY 7,010,633,300      USD 60,666,996     02/21/07    (579,529)
            *NOK    34,553,100      USD  5,381,939     12/20/06    (233,070)
            *SEK    71,450,100      USD 10,027,167     12/20/06    (418,917)
            *USD    10,507,939      CAD 11,818,400     01/17/07    (144,745)
            *USD     1,076,890      GBP    546,700     12/20/06      (2,090)
                                                                -----------
                                                                 (5,589,624)
                                                                ===========
            Net Unrealized Appreciation (Depreciation)          $ 1,634,344
                                                                ===========

--------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD--Australian Dollar
CAD--Canada Dollar
CHF--Swiss Franc
EUR--Euro Dollar
GBP--British Pound
JPY--Japanese Yen
NOK--Norwegian Krone
SEK--Swedish Krona
USD--United States Dollar

See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

               Sovereign.................................  31.6%
               Collective Investment Pool................   8.0%
               Medical -- Drugs..........................   5.1%
               U.S. Government Agencies..................   4.6%
               Banks -- Commercial.......................   4.4%
               Insurance -- Multi-line...................   3.6%
               Oil Companies -- Integrated...............   3.5%
               Multimedia................................   3.4%
               Diversified Manufactured Operations.......   2.2%
               Cable TV..................................   2.1%
               Paper & Related Products..................   2.0%
               Telephone -- Integrated...................   2.0%
               Finance -- Investment Banker/Broker.......   1.5%
               Power Converter/Supply Equipment..........   1.5%
               Telecom Services..........................   1.5%
               Electronic Components -- Misc.............   1.4%
               Cellular Telecom..........................   1.3%
               Television................................   1.3%
               Aerospace/Defense.........................   1.2%
               Pipelines.................................   1.2%
               Retail -- Apparel/Shoe....................   1.2%
               Food -- Catering..........................   1.1%
               Publishing -- Books.......................   1.1%
               Computers -- Memory Devices...............   1.0%
               Transport -- Services.....................   1.0%
               Applications Software.....................   0.9%
               Electric -- Integrated....................   0.8%
               Food -- Misc..............................   0.8%
               Retail -- Discount........................   0.8%
               Audio/Video Products......................   0.7%
               Auto -- Cars/Light Trucks.................   0.7%
               Electric Products -- Misc.................   0.7%
               Electric -- Distribution..................   0.7%
               Electronic Security Devices...............   0.7%
               Medical Instruments.......................   0.7%
               Photo Equipment & Supplies................   0.7%
               Real Estate Operations & Development......   0.7%
               Chemicals -- Diversified..................   0.6%
               Commercial Services -- Finance............   0.6%
               Diversified Operations/Commercial Services   0.6%
               Enterprise Software/Service...............   0.6%
               Internet Security.........................   0.6%
               Investment Management/Advisor Services....   0.6%
               Telecommunication Equipment...............   0.6%
               Diversified Operations....................   0.5%
               Electronic Components -- Semiconductors...   0.5%
               Medical -- Hospitals......................   0.5%
               Printing -- Commercial....................   0.5%
               Retail -- Drug Store......................   0.5%
               Diversified Minerals......................   0.4%
               Finance -- Mortgage Loan/Banker...........   0.4%
               Gas -- Distribution.......................   0.4%
               Insurance -- Reinsurance..................   0.4%
               Toys......................................   0.4%
               Water.....................................   0.4%
               Insurance -- Life/Health..................   0.3%
                                                          -----
                                                          107.1%
                                                          =====

Country Allocation*

                             United States.  29.5%
                             United Kingdom  13.6%
                             South Korea...   5.2%
                             Germany.......   4.6%
                             Japan.........   4.2%
                             Sweden........   3.6%
                             Spain.........   3.5%
                             Netherlands...   3.3%
                             France........   3.2%
                             Norway........   2.9%
                             Poland........   2.8%
                             Indonesia.....   2.6%
                             Luxembourg....   2.5%
                             Canada........   2.4%
                             Cayman Islands   2.4%
                             Singapore.....   2.4%
                             Finland.......   2.0%
                             Brazil........   1.9%
                             Slovakia......   1.7%
                             Thailand......   1.6%
                             Malaysia......   1.5%
                             Italy.........   1.3%
                             Argentina.....   1.2%
                             Hong Kong.....   1.2%
                             Egypt.........   1.0%
                             Bermuda.......   0.7%
                             Mexico........   0.7%
                             New Zealand...   0.7%
                             Australia.....   0.6%
                             Israel........   0.6%
                             Denmark.......   0.5%
                             Switzerland...   0.4%
                             Taiwan........   0.4%
                             Iraq..........   0.2%
                             Austria.......   0.1%
                             Belgium.......   0.1%
                                            -----
                                            107.1%
                                            =====

*  Calculated as a percentage of net assets.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 62.9%
       Bermuda -- 0.7%
         Tyco International, Ltd.................... 101,165 $ 3,064,288
                                                             -----------
       Brazil -- 0.4%
         Companhia Vale do Rio Doce ADR.............  79,640   1,875,522
                                                             -----------
       Cayman Islands -- 2.4%
         ACE, Ltd...................................  57,657   3,277,224
         Seagate Technology+#....................... 161,636   4,163,743
         XL Capital, Ltd., Class A..................  39,000   2,773,680
                                                             -----------
                                                              10,214,647
                                                             -----------
       Denmark -- 0.5%
         Vestas Wind Systems A/S+...................  52,618   2,030,870
                                                             -----------
       Finland -- 2.0%
         Stora Enso Oyj, Class R.................... 293,983   4,582,492
         UPM-Kymmene Oyj............................ 168,687   4,199,934
                                                             -----------
                                                               8,782,426
                                                             -----------
       France -- 3.2%
         AXA#....................................... 119,489   4,525,817
         France Telecom SA ADR...................... 153,242   3,995,019
         Sanofi-Aventis#............................  42,982   3,774,011
         Suez SA#...................................  32,348   1,552,953
                                                             -----------
                                                              13,847,800
                                                             -----------
       Germany -- 3.9%
         Bayerische Motoren Werke AG#...............  55,255   3,048,554
         Deutsche Post AG........................... 144,737   4,312,857
         E.ON AG....................................  27,599   3,543,961
         Infineon Technologies AG ADR#.............. 165,670   2,142,113
         Siemens AG ADR.............................  39,400   3,760,730
                                                             -----------
                                                              16,808,215
                                                             -----------
       Hong Kong -- 1.2%
         Cheung Kong (Holdings), Ltd................ 243,324   2,874,688
         Swire Pacific, Ltd., Class A............... 220,766   2,324,375
                                                             -----------
                                                               5,199,063
                                                             -----------
       Israel -- 0.6%
         Check Point Software Technologies+......... 121,399   2,780,037
                                                             -----------
       Italy -- 1.3%
         Eni SpA.................................... 127,040   4,159,029
         Mediaset SpA............................... 113,879   1,349,801
                                                             -----------
                                                               5,508,830
                                                             -----------
       Japan -- 4.2%
         Fuji Photo Film Co., Ltd...................  80,707   3,214,196
         Hitachi, Ltd.#............................. 477,911   2,840,506
         Mitsubishi UFJ Financial Group, Inc.#......     116   1,483,132
         Nintendo Co., Ltd..........................   7,124   1,698,608
         Nomura Holdings, Inc.#.....................  70,806   1,241,728
         Sony Corp. ADR.............................  77,607   3,058,492
         Sumitomo Mitsui Financial Group, Inc.#.....     155   1,633,623
         Takeda Pharmaceutical Co., Ltd.............  47,679   3,113,932
                                                             -----------
                                                              18,284,217
                                                             -----------
       Mexico -- 0.3%
         Telefonos de Mexico SA de CV ADR...........  52,897   1,380,612
                                                             -----------
       Netherlands -- 3.3%
         ING Groep NV............................... 119,487   5,093,832
         Koninklijke (Royal) Philips Electronics NV. 120,676   4,489,269
         Reed Elsevier NV........................... 284,434   4,791,502
                                                             -----------
                                                              14,374,603
                                                             -----------
       Norway -- 1.0%
         Telenor ASA................................ 241,162   4,140,213
                                                             -----------

                                                            Value
                   Security Description           Shares   (Note 3)

           ----------------------------------------------------------
           Singapore -- 1.4%
             DBS Group Holdings, Ltd............. 269,397 $ 3,675,385
             Singapore Telecommunications, Ltd... 438,000     819,516
             Venture Corp., Ltd.................. 193,962   1,738,948
                                                          -----------
                                                            6,233,849
                                                          -----------
           South Korea -- 1.0%
             Kookmin Bank ADR....................  33,378   2,611,828
             Samsung Electronics Co., Ltd........     124      85,126
             SK Telecom Co., Ltd. ADR............  58,720   1,522,610
                                                          -----------
                                                            4,219,564
                                                          -----------
           Spain -- 3.5%
             Banco Santander Central Hispano SA+. 202,869   3,683,461
             Gamesa Corp. Tecnologica SA......... 172,747   4,548,099
             Repsol YPF SA#......................  92,012   3,302,302
             Telefonica SA ADR...................  56,803   3,463,279
                                                          -----------
                                                           14,997,141
                                                          -----------
           Sweden -- 0.7%
             Nordea Bank AB...................... 205,145   2,896,151
                                                          -----------
           Switzerland -- 0.4%
             Swiss Re............................  21,942   1,873,053
                                                          -----------
           Taiwan -- 0.4%
             Chunghwa Telecom Co., Ltd. ADR+#....  81,664   1,551,616
             Lite-On Technology Corp.............  15,073      19,552
                                                          -----------
                                                            1,571,168
                                                          -----------
           United Kingdom -- 13.6%
             Alliance Boots PLC.................. 139,096   2,166,915
             Amvescap PLC........................ 247,529   2,676,189
             BAE Systems PLC..................... 378,499   2,879,411
             BP PLC.............................. 282,105   3,183,103
             British Sky Broadcasting Group PLC.. 391,618   4,068,512
             Centrica PLC........................ 272,288   1,770,339
             Compass Group PLC................... 857,950   4,840,296
             GlaxoSmithKline PLC................. 164,866   4,378,390
             Group 4 Securicor PLC............... 855,503   2,854,693
             HSBC Holdings PLC................... 163,853   3,045,881
             National Grid PLC................... 209,043   2,825,116
             Old Mutual PLC...................... 442,410   1,443,647
             Pearson PLC......................... 206,609   3,048,091
             Rentokil Initial PLC................ 818,313   2,412,897
             Rolls-Royce Group PLC+.............. 263,239   2,205,681
             Rolls Royce Group PLC, Class B......   9,661      18,991
             Royal Dutch Shell PLC, Class B...... 123,176   4,399,558
             Smiths Group PLC.................... 157,970   2,821,159
             Unilever PLC........................ 131,065   3,511,645
             Vodafone Group PLC ADR.............. 163,547   4,311,099
                                                          -----------
                                                           58,861,613
                                                          -----------
           United States -- 16.9%
             Abbott Laboratories.................  66,899   3,121,507
             Avaya, Inc.+........................ 206,631   2,640,744
             Boston Scientific Corp.+............ 182,961   2,894,443
             Bristol-Myers Squibb Co............. 123,270   3,060,794
             Chico's FAS, Inc.+#................. 117,200   2,783,500
             Comcast Corp., Special Class A+..... 114,077   4,595,022
             Dow Chemical Co.....................  66,218   2,649,382
             El Paso Corp.#...................... 344,616   5,031,394
             Fannie Mae..........................  28,566   1,629,119
             Gap, Inc............................ 116,950   2,189,304
             H&R Block, Inc...................... 104,215   2,501,160
             J.P. Morgan Chase & Co..............  87,804   4,063,569
             Microsoft Corp...................... 126,124   3,699,217
             Morgan Stanley......................  17,513   1,333,790
             News Corp., Class A................. 206,437   4,252,602

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                Shares/Principal    Value
              Security Description                   Amount        (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   United States (continued)
     Oracle Corp.+.............................        132,880   $  2,528,706
     Pfizer, Inc...............................        160,259      4,405,520
     R. R. Donnelley & Sons Co.................         58,764      2,072,606
     Target Corp...............................         60,653      3,523,333
     Tenet Healthcare Corp.+#..................        332,427      2,356,908
     The DIRECTV Group, Inc.+..................        193,026      4,391,342
     Time Warner, Inc..........................        194,916      3,925,608
     Viacom, Inc., Class B+....................         90,980      3,412,660
                                                                 ------------
                                                                   73,062,230
                                                                 ------------
   Total Common Stock
      (cost $247,182,791)......................                   272,006,112
                                                                 ------------
   FOREIGN CORPORATE BONDS & NOTES -- 0.0%
   Super National -- 0.0%
     Inter American Development
      9.00% due 01/04/07
      (cost $46,901)...........................  ISK 3,000,000         43,648
                                                                 ------------
   FOREIGN GOVERNMENT AGENCIES -- 28.3%
   Argentina -- 0.7%
     Republic of Argentina Bonds
      5.60% due 08/03/12(2)....................  USD 4,328,000      3,090,192
                                                                 ------------
   Australia -- 0.6%
     New South Wales Treasury Corp
      8.00% due 03/01/08.......................  AUD 1,359,000      1,093,881
     Queensland Treasury Corp
      6.00% due 07/14/09.......................  AUD   167,000        131,540
     Queensland Treasury Corp
      6.00% due 08/14/13.......................  AUD 1,567,000      1,241,036
     Queensland Treasury Corp
      6.00% due 10/14/15.......................  AUD   120,000         95,660
                                                                 ------------
                                                                    2,562,117
                                                                 ------------
   Austria -- 0.1%
     Republic of Austria
      5.00% due 07/15/12.......................  EUR   426,000        601,888
                                                                 ------------
   Belgium -- 0.1%
     Kingdom of Belgium
      7.50% due 07/29/08.......................  EUR   146,000        204,944
                                                                 ------------
   Brazil -- 1.5%
     Brazil Notas do Tesouro Nacional Series B
      6.00% due 11/15/09.......................  BRL 1,550,000      1,081,098
     Brazil Notas do Tesouro Nacional Series B
      6.00% due 05/15/15.......................  BRL 1,700,000      1,096,920
     Federal Republic of Brazil
      10.00% due 01/01/12......................  BRL 4,000,000      1,706,906
     Nota Do Tesouro Nacional
      10.00% due 01/01/10......................  BRL 3,500,000      1,562,010
     Nota Do Tesouro Nacional
      10.00% due 01/01/14......................  BRL 2,950,000      1,214,572
                                                                 ------------
                                                                    6,661,506
                                                                 ------------
   Canada -- 2.4%
     Government of Canada
      3.25% due 12/01/06.......................  CAD   175,000        153,222
     Government of Canada
      4.50% due 09/01/07.......................  CAD 6,008,000      5,276,235
     Government of Canada
      6.00% due 06/01/08.......................  CAD 1,237,000      1,115,461
     Government of Canada
      6.00% due 06/01/11.......................  CAD 3,833,000      3,656,562
     Government of Canada
      7.00% due 12/01/06.......................  CAD    10,000          8,756
                                                                 ------------
                                                                   10,210,236
                                                                 ------------

                                               Principal       Value
              Security Description              Amount        (Note 3)
        Germany -- 0.8%
          Kreditanstalt fuer Wiederaufbau
           0.23% due 08/08/11(2).......... JPY   330,000,000 $ 2,851,248
          Kreditanstalt fuer Wiederaufbau
           8.25% due 09/20/07............. ISK    30,700,000     431,785
                                                             -----------
                                                               3,283,033
                                                             -----------
        Indonesia -- 2.6%
          Republic of Indonesia
           10.00% due 10/15/11............ IDR 1,200,000,000     129,755
          Republic of Indonesia
           10.75% due 05/15/16............ IDR39,900,000,000   4,383,993
          Republic of Indonesia
           11.00% due 11/15/20............ IDR31,680,000,000   3,498,108
          Republic of Indonesia
           12.00% due 09/15/26............ IDR 6,000,000,000     707,293
          Republic Of Indonesia
           12.80% due 06/15/21............ IDR11,100,000,000   1,386,743
          Republic of Indonesia
           14.28% due 12/15/13............ IDR10,200,000,000   1,322,717
                                                             -----------
                                                              11,428,609
                                                             -----------
        Iraq -- 0.2%
          Republic of Iraq
           5.80% due 01/15/28............. USD     1,000,000     650,000
                                                             -----------
        Luxembourg -- 2.4%
          European Investment Bank
           0.21% due 09/21/11(2).......... JPY   780,000,000   6,739,718
          European Investment Bank
           2.13% due 09/20/07............. JPY   439,000,000   3,838,287
                                                             -----------
                                                              10,578,005
                                                             -----------
        Malaysia -- 1.5%
          Government of Malaysia
           3.14% due 12/17/07............. MYR       300,000      82,661
          Government of Malaysia
           4.31% due 02/27/09............. MYR     5,000,000   1,402,421
          Government of Malaysia
           6.45% due 07/01/08............. MYR    12,515,000   3,610,228
          Government of Malaysia
           6.90% due 03/15/07............. MYR     5,000,000   1,395,488
                                                             -----------
                                                               6,490,798
                                                             -----------
        Mexico -- 0.3%
          United Mexican States
           10.00% due 12/05/24............ MXN    13,700,000   1,500,893
                                                             -----------
        New Zealand -- 0.7%
          Government of New Zealand
           7.00% due 07/15/09............. NZD     4,490,000   3,109,312
                                                             -----------
        Norway -- 2.0%
          Kingdom of Norway
           6.75% due 01/15/07............. NOK    52,493,000   8,552,478
                                                             -----------
        Poland -- 2.8%
          Government of Poland
           5.75% due 06/24/08............. PLN       500,000     176,484
          Government of Poland
           5.75% due 09/23/22............. PLN     1,090,000     396,430
          Government of Poland
           6.00% due 05/24/09............. PLN    14,950,000   5,342,033
          Government of Poland
           6.25% due 10/24/15............. PLN     4,150,000   1,550,095
          Government of Poland
           8.50% due 05/12/07............. PLN    12,945,000   4,573,464
                                                             -----------
                                                              12,038,506
                                                             -----------

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                   Principal        Value
             Security Description                   Amount         (Note 3)
  ---------------------------------------------------------------------------
  FOREIGN GOVERNMENT AGENCIES (continued)
  Singapore -- 1.0%
    Government of Singapore
     4.00% due 03/01/07....................... SGD     6,461,000 $  4,204,844
                                                                 ------------
  Slovakia -- 1.0%
    Republic of Slovakia
     4.80% due 04/14/09....................... SKK       800,000       29,945
    Republic of Slovakia
     4.90% due 02/11/14....................... SKK   109,900,000    4,252,226
    Republic of Slovakia
     4.95% due 03/05/08....................... SKK       700,000       26,114
    Republic of Slovakia
     5.30% due 05/12/19....................... SKK     2,200,000       89,802
                                                                 ------------
                                                                    4,398,087
                                                                 ------------
  South Korea -- 4.2%
    Republic of South Korea
     3.75% due 09/10/07....................... KRW 1,115,000,000    1,190,411
    Republic of South Korea
     4.25% due 09/10/08....................... KRW   150,000,000      159,835
    Republic of South Korea
     4.50% due 09/09/08....................... KRW 1,100,000,000    1,176,877
    Republic of South Korea
     4.75% due 03/03/07....................... KRW 7,100,000,000    7,638,877
    Republic of South Korea
     6.90% due 01/16/07....................... KRW 7,400,000,000    7,981,346
                                                                 ------------
                                                                   18,147,346
                                                                 ------------
  Sweden -- 2.8%
    Kingdom of Sweden
     5.50% due 10/08/12....................... SEK    27,480,000    4,408,676
    Kingdom of Sweden
     8.00% due 08/15/07....................... SEK    52,065,000    7,843,578
                                                                 ------------
                                                                   12,252,254
                                                                 ------------
  Thailand -- 0.6%
    Kingdom of Thailand
     8.00% due 12/08/06....................... THB    89,405,000    2,491,255
                                                                 ------------
  Total Foreign Government Agencies
     (cost $118,151,482)......................                    122,456,303
                                                                 ------------
  RIGHTS -- 0.5%
  Argentina -- 0.5%
    Republic of Argentina Expires 12/15/35(5).        10,740,000    1,381,164
    Republic of Argentina Expires 12/15/35(5).         3,655,000      605,063
                                                                 ------------
  Total Rights
     (cost $1,456,050)........................                      1,986,227
                                                                 ------------
  U.S. GOVERNMENT AGENCIES -- 1.1%
  United States -- 1.1%
    Federal National Mtg. Assoc.
     1.75% due 03/26/08....................... JPY    70,000,000      613,182
    Federal National Mtg. Assoc.
     2.13% due 10/09/07....................... JPY   460,000,000    4,026,084
                                                                 ------------
  Total U.S. Government Agencies
     (cost $4,747,199)........................                      4,639,266
                                                                 ------------
  Total Long-Term Investment Securities
     (cost $371,584,423)......................                    401,131,556
                                                                 ------------
  SHORT-TERM INVESTMENT SECURITIES -- 14.3%
  Foreign Government Agencies -- 2.8%
  Egypt -- 1.0%
    Egypt Treasury Bills
     7.37% due 03/06/07....................... EGP        75,000       12,804
    Egypt Treasury Bills
     7.41% due 02/20/07....................... EGP       250,000       42,832

                                                  Principal        Value
              Security Description                 Amount         (Note 3)

   --------------------------------------------------------------------------
   Egypt (continued)
     Egypt Treasury Bills
      7.61% due 03/27/07...................... EGP     25,000   $      4,245
     Egypt Treasury Bills
      7.79% due 3/27/07....................... EGP     25,000          4,244
     Egypt Treasury Bills
      8.09% due 2/20/07....................... EGP 16,200,000      2,775,483
     Egypt Treasury Bills
      8.68% due 11/06/07...................... EGP    700,000        112,059
     Egypt Treasury Bills
      8.72% due 11/06/07...................... EGP    725,000        116,061
     Egypt Treasury Bills
      8.79% due 11/20/07...................... EGP  3,050,000        487,083
     Egypt Treasury Bills
      8.81% due 11/20/07...................... EGP  3,025,000        483,090
     Egypt Treasury Bills
      8.96% due 09/25/07...................... EGP    425,000         68,771
     Egypt Treasury Bills
      8.98% due 10/23/07...................... EGP    675,000        108,545
     Egypt Treasury Bills
      9.01% due 08/28/07...................... EGP    450,000         73,344
     Egypt Treasury Bills
      9.03% due 07/31/07...................... EGP    900,000        147,773
     Egypt Treasury Bills
      9.08% due 06/19/07...................... EGP    450,000         74,697
                                                                ------------
                                                                   4,511,031
                                                                ------------
   Slovakia -- 0.7%
     Republic of Slovakia
      4.01% due 01/14/07...................... SKK 76,500,000      2,833,561
                                                                ------------
   Sweden -- 0.1%
     Kingdom of Sweden
      3.02% due 12/19/07...................... SEK  3,800,000        536,150
                                                                ------------
   Thailand -- 1.0%
     Kingdom of Thailand
      4.60% due 05/03/07...................... THB 80,031,000      2,185,735
     Kingdom of Thailand
      4.77% due 05/03/07...................... THB    200,000          5,462
     Kingdom of Thailand
      4.77% due 05/03/07...................... THB    360,000          9,832
     Kingdom of Thailand
      4.81% due 06/07/07...................... THB 82,000,000      2,230,354
     Kingdom of Thailand
      5.05% due 08/02/07...................... THB  1,467,000         39,607
                                                                ------------
                                                                   4,470,990
                                                                ------------
                                                                  12,351,732
                                                                ------------
   U.S. Government Agencies -- 3.5%
     Federal Home Loan Bank Cons. Disc. Notes
      5.18% due 12/01/06......................   $ 13,399,000     13,399,000
     Federal Home Loan Bank Cons. Disc. Notes
      5.20% due 12/01/06......................      1,798,000      1,798,000
                                                                ------------
                                                                  15,197,000
                                                                ------------
   Collective Investment Pool -- 8.0%
     Securities Lending Quality Trust(4)......     34,720,641     34,720,641
                                                                ------------
   Total Short-Term Investment Securities
      (cost $61,665,040)......................                    62,269,373
                                                                ------------
   TOTAL INVESTMENTS
      (cost $433,249,463)(3)..................          107.1%   463,400,929
   Liabilities in excess of other assets......           (7.1)%  (30,956,536)
                                               --------------   ------------
   NET ASSETS --                                        100.0%  $432,444,393
                                               ==============   ============

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

--------
ADRAmerican Depository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)Variable Rate Security -- the rate reflected is as of November 30, 2006, maturity date reflects next reset date.
(2)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006.
(3)See Note 6 for cost of investments on a tax basis
(4)The security purchased with the cash collateral received from the securities loaned (See Note 3)
(5)Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP

           Open Forward Currency Contracts
           --------------------------------------------------------------------
                                                                     Gross
                                                                   Unrealized
            Contract to           In Exchange          Delivery   Appreciation
              Deliver                 For                Date    (Depreciation)
           --------------------------------------------------------------------
           *NZD 2,209,691         THB 52,900,000      12/06/2006    $(38,040)
           *THB52,900,000       NZ  D  2,127,916      12/06/2006     (17,927)
                                                                    --------
           Net Unrealized Appreciation (Depreciation)               $(55,967)
                                                                    ========

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD--AustralianDollar
BRL--BrazilianReal
CAD--CanadianDollar
EGP--EgyptianPound
EUR--EuroDollar
IDR--IndonesianRupiah
ISK--IcelandKrona
JPY--JapaneseYen
KRW--SouthKorean Won
MXN--MexicanPeso
MYR--MalaysianRinggit
NOK--NorwegianKrone
NZD--NewZealand Dollar
PLN--PolishZloty
SEK--SwedishKrona
SGD--SingaporeDollar
SKK--SlovakianKoruna
THB--ThailandBaht
USD--UnitedStates Dollar

See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  United States Treasury Notes.........  21.2%
                  Federal Home Loan Mtg. Corp..........  20.3%
                  Collective Investment Pool...........  16.0%
                  Federal National Mtg. Assoc..........  14.8%
                  United States Treasury Bonds.........  14.2%
                  Federal Home Loan Bank...............  13.3%
                  Banks -- Commercial..................   4.5%
                  Tennessee Valley Authority...........   3.1%
                  Finance -- Investment Banker/Broker..   1.9%
                  Oil Companies -- Integrated..........   1.9%
                  Repurchase Agreements................   1.8%
                  Banks -- Special Purpose.............   0.9%
                  Finance -- Commercial................   0.9%
                  Sovereign............................   0.9%
                  Government National Mtg. Assoc.......   0.6%
                  Diversified Financial Services.......   0.4%
                                                        -----
                                                        116.7%
                                                        =====

Credit Quality+#

                         Government -- Treasury  35.8%
                         Government -- Agency..  49.0%
                         AAA...................   0.5%
                         AA....................  10.2%
                         A.....................   4.5%
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                 Principal    Value
                  Security Description            Amount     (Note 3)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES -- 6.8%
        Banks-Commercial -- 4.5%
          American Express Centurion Bank
           Notes
           5.48% due 11/16/09(1)................ $2,000,000 $ 2,004,378
          HSBC Bank USA
           Sub. Notes
           5.63% due 08/15/35#..................  1,000,000     996,376
          Suntrust Bank
           Sub. Notes
           5.20% due 01/17/17...................  2,000,000   1,983,456
                                                            -----------
                                                              4,984,210
                                                            -----------
        Diversified Financial Services -- 0.4%
          General Electric Capital Corp.
           Notes
           6.00% due 06/15/12...................    500,000     523,236
                                                            -----------
        Finance-Investment Banker/Broker -- 1.9%
          Credit Suisse USA, Inc.
           Senior Notes
           5.85% due 08/16/16...................  1,000,000   1,048,168
          Goldman Sachs Group, Inc.
           Senior Notes
           5.75% due 10/1/16....................  1,000,000   1,030,493
                                                            -----------
                                                              2,078,661
                                                            -----------
        Total Corporate Bonds & Notes
           (cost $7,569,006)....................              7,586,107
                                                            -----------
        FOREIGN CORPORATE BONDS & NOTES -- 3.7%
        Banks-Special Purpose -- 0.9%
          Svensk Exportkredit AB
           Bonds
           4.88% due 09/29/11...................  1,000,000   1,001,737
                                                            -----------
        Finance-Commercial -- 0.9%
          Eksportfinans A/S
           Notes
           5.13% due 10/26/11...................  1,000,000   1,012,187
                                                            -----------
        Oil Companies-Integrated -- 1.9%
          Shell International Finance BV
           Guar. Notes
           5.63% due 06/27/11#..................  2,000,000   2,060,944
                                                            -----------
        Total Foreign Corporate Bonds & Notes
           (cost $3,993,542)....................              4,074,868
                                                            -----------
        FOREIGN GOVERNMENT AGENCIES -- 0.9%
        Sovereign -- 0.9%
          Italy Government International Bond
           Senior Notes
           5.25% due 09/20/16
           (cost $1,000,000)....................  1,000,000   1,020,645
                                                            -----------
        U.S. GOVERNMENT AGENCIES -- 52.7%
        Federal Home Loan Bank -- 13.3%
           3.50% due 05/15/07...................  4,000,000   3,969,788
           3.88% due 12/20/06...................  2,750,000   2,747,981
           4.25% due 09/12/08#..................  1,000,000     990,730
           4.50% due 09/08/08...................  1,000,000     994,978
           5.38% due 11/20/09...................  2,000,000   1,999,690
           5.38% due 08/19/11#..................  2,000,000   2,054,664
           5.38% due 06/14/13...................  1,000,000   1,035,567
           5.75% due 08/07/09...................  1,000,000   1,002,688
                                                            -----------
                                                             14,796,086
                                                            -----------

                                                 Principal    Value
                  Security Description            Amount     (Note 3)

         --------------------------------------------------------------
         Federal Home Loan Mtg. Corp. -- 20.3%
            3.63% due 02/15/07.................. $3,396,000 $ 3,384,878
            4.35% due 06/02/08..................  4,000,000   3,967,920
            4.45% due 03/06/08..................  1,500,000   1,490,682
            4.50% due 09/01/19..................  1,509,334   1,469,350
            4.75% due 11/03/09#.................  1,000,000   1,001,004
            5.00% due 10/01/34..................    689,559     675,137
            5.05% due 02/14/08..................  3,000,000   2,998,227
            5.25% due 10/06/11..................  2,000,000   2,002,522
            5.34% due 12/01/35..................    236,259     235,595
            5.45% due 09/02/11..................  1,000,000   1,001,863
            5.50% due December TBA..............    675,000     672,679
            5.75% due 01/15/12#.................  2,000,000   2,091,602
            6.00% due 11/01/33..................    955,654     968,536
            6.50% due 02/01/32..................    421,457     432,511
            7.50% due 09/01/16..................    108,689     113,485
            8.00% due 02/01/30..................     10,933      11,510
            8.00% due 08/01/30..................      2,310       2,432
            8.00% due 06/01/31..................      9,510      10,012
            8.25% due 04/01/17..................         45          48
                                                            -----------
                                                             22,529,993
                                                            -----------
         Federal National Mtg. Assoc. -- 14.8%
            4.50% due 02/15/11#.................  2,000,000   1,985,680
            4.75% due 12/15/10#.................  1,000,000   1,001,087
            4.81% due 11/01/34..................    206,818     203,441
            4.82% due 02/01/35..................     47,024      46,721
            4.88% due 12/15/16..................  1,000,000   1,007,387
            5.00% due 10/15/11#.................  1,000,000   1,012,394
            5.00% due 02/01/19..................    943,289     936,790
            5.00% due 12/01/36..................    900,000     879,304
            5.00% due December TBA..............    900,000     879,188
            5.25% due 08/01/12#.................  4,000,000   4,062,312
            5.35% due 01/01/36..................     92,190      92,628
            5.50% due 12/01/33..................    478,609     477,908
            5.50% due 10/01/34..................    804,431     802,840
            6.00% due 05/15/11#.................  1,000,000   1,051,054
            6.00% due 05/12/16..................  1,000,000   1,020,709
            6.00% due 06/01/35..................    413,568     418,151
            6.50% due 02/01/17..................    150,337     154,019
            6.50% due 08/01/31..................      6,043       6,203
            6.50% due 07/01/32..................    100,801     103,342
            7.00% due 09/01/31..................     54,337      56,029
            7.00% due 09/01/31..................     48,879      50,400
            7.00% due 09/01/31..................     65,545      67,586
            7.50% due 03/01/32..................    106,043     110,424
            11.50% due 09/01/19.................        522         572
            12.00% due 01/15/16.................        226         254
            12.50% due 09/20/15.................        446         494
            13.00% due 11/01/15.................      1,301       1,443
            14.50% due 11/15/14.................        312         353
                                                            -----------
                                                             16,428,713
                                                            -----------
         Government National Mtg. Assoc. -- 0.6%
            6.00% due 01/15/32..................    213,212     216,981
            6.50% due 08/15/31..................    357,620     368,882
            7.50% due 02/15/29..................      9,049       9,448
            7.50% due 07/15/30..................        914         954
            7.50% due 01/15/31..................     12,857      13,414
            7.50% due 02/15/31..................     12,448      12,986
                                                            -----------
                                                                622,665
                                                            -----------

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                               Principal     Value
                 Security Description           Amount      (Note 3)
         -------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES (continued)
         Tennessee Valley Authority -- 3.1%
            4.75% due 08/01/13................ $3,400,000 $  3,386,189
                                                          ------------
         Total U.S. Government Agencies
            (cost $57,633,033)................              57,763,646
                                                          ------------
         U.S. GOVERNMENT TREASURIES -- 35.4%
         United States Treasury Notes -- 21.2%
            Zero coupon due 08/15/24 STRIP....  2,040,000      888,490
            2.25% due 02/15/07................  3,000,000    2,982,306
            2.38% due 04/15/11#...............  1,022,570    1,028,202
            3.38% due 01/15/07#TIPS...........  1,281,070    1,271,312
            3.75% due 03/31/07#...............  4,000,000    3,982,812
            4.00% due 02/15/15#...............  1,000,000      969,180
            4.13% due 05/15/15#...............  3,000,000    2,931,915
            4.25% due 08/15/13#...............  1,000,000      989,414
            4.25% due 08/15/15#...............  1,000,000      985,352
            4.50% due 02/15/09#...............  1,000,000      998,438
            4.50% due 09/30/11#...............  1,000,000    1,001,953
            4.50% due 02/15/16#...............  1,000,000    1,002,812
            4.88% due 02/15/12#...............  1,000,000    1,021,367
                                                          ------------
                                                            19,165,063
                                                          ------------
         United States Treasury Bonds -- 14.2%
            2.00% due 01/15/26#TIPS...........  2,024,788    1,982,868
            4.50% due 02/15/36#...............  3,000,000    2,970,234
            6.25% due 08/15/23#...............  4,000,000    4,729,376
            6.63% due 02/15/27#...............  1,000,000    1,254,766
            7.88% due 02/15/21#...............  2,000,000    2,667,500
            8.50% due 02/15/20#...............  2,000,000    2,763,750
            8.75% due 08/15/20#...............  2,000,000    2,830,312
                                                          ------------
                                                            19,198,806
                                                          ------------
         Total U.S. Government Treasuries
            (cost $38,567,506)................              39,252,359
                                                          ------------
         Total Long-Term Investment Securities
            (cost $108,763,088)...............             109,697,625
                                                          ------------

                                                             Shares/
                                                            Principal      Value
                  Security Description                       Amount       (Note 3)

-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 16.0%
Collective Investment Pool -- 16.0%
  Securities Lending Quality Trust
   (cost $17,702,515)(2).................................  17,702,515   $ 17,702,515
                                                                        ------------
REPURCHASE AGREEMENT -- 1.8%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.82%, dated 11/30/06, to be repurchased
   12/01/06 in the amount of $2,007,269 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 3.25%, due 08/15/08 and having an
   approximate value of $2,069,697
   (cost $2,007,000)..................................... $ 2,007,000      2,007,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $128,472,602)(3)................................       116.7%   129,407,140
Liabilities in excess of other assets....................       (16.7)%  (18,546,591)
                                                          -----------   ------------
NET ASSETS --                                                   100.0%  $110,860,549
                                                          ===========   ============
Bond & Notes Sold Short -- (0.44)%
U.S. Government Agencies -- (0.44)%
  Federal Home Loan Mtg. Corp. 4.50% due December TBA
   (proceeds $(484,609))................................. $  (500,000)  $   (486,250)
                                                                        ============

--------
#  The security or a portion thereof is out on loan (See Note 3).

(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006.

(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).

(3)See Note 6 for cost of investments on a tax basis.

TIPSTreasury Inflation Protected Security

TBATo Be Announced

VALIC Company I Growth & Income Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Diversified Manufactured Operations..........   8.1%
              Banks -- Super Regional......................   6.8%
              Finance -- Investment Banker/Broker..........   6.7%
              Oil Companies -- Integrated..................   6.6%
              Telephone -- Integrated......................   4.2%
              Medical -- Drugs.............................   3.7%
              Multimedia...................................   3.4%
              Electric -- Integrated.......................   3.2%
              Repurchase Agreements........................   3.2%
              Insurance -- Multi-line......................   3.1%
              Oil -- Field Services........................   3.1%
              Cosmetics & Toiletries.......................   3.0%
              Electronic Components -- Semiconductors......   2.8%
              Computers....................................   2.7%
              Wireless Equipment...........................   2.4%
              Aerospace/Defense -- Equipment...............   2.4%
              Retail -- Building Products..................   2.1%
              Beverages -- Non-alcoholic...................   2.0%
              Retail -- Discount...........................   2.0%
              Applications Software........................   1.9%
              Medical -- Biomedical/Gene...................   1.8%
              Medical Products.............................   1.8%
              Aerospace/Defense............................   1.6%
              Finance -- Credit Card.......................   1.5%
              Insurance -- Property/Casualty...............   1.5%
              Medical Instruments..........................   1.5%
              Networking Products..........................   1.5%
              Tobacco......................................   1.5%
              Collective Investment Pool...................   1.4%
              Publishing -- Newspapers.....................   1.4%
              Web Portals/ISP..............................   1.4%
              Retail -- Apparel/Shoe.......................   1.4%
              Oil Companies -- Exploration & Production....   1.1%
              Medical -- Hospitals.........................   1.1%
              Metal -- Aluminum............................   1.1%
              Food -- Misc.................................   1.0%
              Medical -- HMO...............................   1.0%
              Transport -- Services........................   1.0%
              Finance -- Consumer Loans....................   1.0%
              Industrial Gases.............................   1.0%
              Pharmacy Services............................   1.0%
              Telecommunication Equipment..................   0.9%
                                                            -----
                                                            101.9%
                                                            =====

*  Calculated as a percentage of Net Assets.

VALIC Company I Growth & Income Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 97.3%
       Aerospace/Defense -- 1.6%
         Boeing Co...................................  26,500 $ 2,346,045
                                                              -----------
       Aerospace/Defense - Equipment -- 2.4%
         Alliant Techsystems, Inc.#+.................  26,300   2,033,253
         United Technologies Corp....................  22,400   1,445,472
                                                              -----------
                                                                3,478,725
                                                              -----------
       Applications Software -- 1.9%
         Microsoft Corp..............................  96,000   2,815,680
                                                              -----------
       Banks - Super Regional -- 6.8%
         Bank of America Corp........................  79,000   4,254,150
         Wachovia Corp...............................  64,400   3,489,836
         Wells Fargo & Co............................  60,800   2,142,592
                                                              -----------
                                                                9,886,578
                                                              -----------
       Beverages - Non-alcoholic -- 2.0%
         PepsiCo, Inc................................  46,000   2,850,620
                                                              -----------
       Computers -- 2.7%
         Hewlett-Packard Co..........................  56,200   2,217,652
         International Business Machines Corp........  19,100   1,755,672
                                                              -----------
                                                                3,973,324
                                                              -----------
       Computers - Memory Devices -- 0.0%
         Seagate Technology(1)(2)(3).................  10,000           0
                                                              -----------
       Cosmetics & Toiletries -- 3.0%
         Procter & Gamble Co.........................  68,900   4,326,231
                                                              -----------
       Diversified Manufactured Operations -- 8.1%
         3M Co.......................................  26,800   2,183,128
         Dover Corp..................................  42,800   2,152,840
         General Electric Co......................... 130,700   4,611,096
         ITT Industries, Inc.........................  52,600   2,837,770
                                                              -----------
                                                               11,784,834
                                                              -----------
       Electric - Integrated -- 3.2%
         Duke Energy Corp............................  46,300   1,468,636
         Exelon Corp.................................  25,300   1,536,469
         The Southern Co.............................  45,500   1,649,375
                                                              -----------
                                                                4,654,480
                                                              -----------
       Electronic Components - Semiconductors -- 2.8%
         Intel Corp.................................. 133,600   2,852,360
         Texas Instruments, Inc......................  43,400   1,282,470
                                                              -----------
                                                                4,134,830
                                                              -----------
       Finance - Consumer Loans -- 1.0%
         SLM Corp....................................  31,100   1,425,624
                                                              -----------
       Finance - Credit Card -- 1.5%
         American Express Co.........................  38,100   2,237,232
                                                              -----------
       Finance - Investment Banker/Broker -- 6.7%
         Citigroup, Inc..............................  91,300   4,527,567
         J.P. Morgan Chase & Co......................  60,000   2,776,800
         Merrill Lynch & Co., Inc....................  29,000   2,535,470
                                                              -----------
                                                                9,839,837
                                                              -----------
       Food - Misc. -- 1.0%
         General Mills, Inc..........................  26,400   1,477,080
                                                              -----------
       Industrial Gases -- 1.0%
         Air Products & Chemicals, Inc...............  20,200   1,396,628
                                                              -----------
       Insurance - Multi-line -- 3.1%
         Allstate Corp...............................  33,700   2,139,276
         MetLife, Inc................................  40,300   2,366,819
                                                              -----------
                                                                4,506,095
                                                              -----------

                                                                 Value
                    Security Description               Shares   (Note 3)
      Insurance - Property/Casualty -- 1.5%
        Chubb Corp....................................  41,800 $2,163,568
                                                               ----------
      Medical Instruments -- 1.5%
        Medtronic, Inc................................  41,500  2,163,395
                                                               ----------
      Medical Products -- 1.8%
        Johnson & Johnson.............................  40,000  2,636,400
                                                               ----------
      Medical - Biomedical/Gene -- 1.8%
        Amgen, Inc.+..................................  19,200  1,363,200
        Genzyme Corp.+................................  20,400  1,313,760
                                                               ----------
                                                                2,676,960
                                                               ----------
      Medical - Drugs -- 3.7%
        Abbott Laboratories...........................  31,100  1,451,126
        Pfizer, Inc...................................  91,400  2,512,586
        Schering -- Plough Corp.......................  65,900  1,450,459
                                                               ----------
                                                                5,414,171
                                                               ----------
      Medical - HMO -- 1.0%
        UnitedHealth Group, Inc.......................  30,200  1,482,216
                                                               ----------
      Medical - Hospitals -- 1.1%
        Triad Hospitals, Inc.+........................  37,300  1,585,996
                                                               ----------
      Metal - Aluminum -- 1.1%
        Alcoa, Inc....................................  50,500  1,574,085
                                                               ----------
      Multimedia -- 3.4%
        News Corp., Class A...........................  98,300  2,024,980
        Time Warner, Inc.............................. 147,100  2,962,594
                                                               ----------
                                                                4,987,574
                                                               ----------
      Networking Products -- 1.5%
        Cisco Systems, Inc.+..........................  80,400  2,161,152
                                                               ----------
      Oil Companies - Exploration & Production -- 1.1%
        XTO Energy, Inc...............................  31,600  1,598,960
                                                               ----------
      Oil Companies - Integrated -- 6.6%
        Chevron Corp..................................  41,600  3,008,512
        ConocoPhillips................................  31,000  2,086,300
        Exxon Mobil Corp..............................  59,700  4,585,557
                                                               ----------
                                                                9,680,369
                                                               ----------
      Oil - Field Services -- 3.1%
        Schlumberger, Ltd.............................  33,800  2,314,624
        Smith International, Inc......................  53,000  2,245,080
                                                               ----------
                                                                4,559,704
                                                               ----------
      Pharmacy Services -- 1.0%
        Medco Health Solutions, Inc.+.................  28,200  1,415,922
                                                               ----------
      Publishing - Newspapers -- 1.4%
        Dow Jones & Co., Inc..........................  58,200  2,100,438
                                                               ----------
      Retail - Apparel/Shoe -- 1.4%
        Foot Locker, Inc..............................  87,100  1,994,590
                                                               ----------
      Retail - Building Products -- 2.1%
        Home Depot, Inc...............................  42,400  1,609,928
        Lowe's Cos., Inc..............................  47,400  1,429,584
                                                               ----------
                                                                3,039,512
                                                               ----------
      Retail - Discount -- 2.0%
        Wal-Mart Stores, Inc..........................  62,100  2,862,810
                                                               ----------
      Telecommunication Equipment -- 0.9%
        Tellabs, Inc.+................................ 127,700  1,282,108
                                                               ----------
      Telephone - Integrated -- 4.2%
        AT&T, Inc.....................................  73,400  2,488,994
        Sprint Corp...................................  79,900  1,558,849

VALIC Company I Growth & Income Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                      Shares/
                                                     Principal      Value
               Security Description                   Amount       (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Telephone - Integrated (continued)
   Verizon Communications, Inc.....................     59,300   $  2,071,942
                                                                 ------------
                                                                    6,119,785
                                                                 ------------
 Tobacco -- 1.5%
   Altria Group, Inc...............................     26,000      2,189,460
                                                                 ------------
 Transport-Services -- 1.0%
   United Parcel Service, Inc., Class B............     19,200      1,496,064
                                                                 ------------
 Web Portals/ISP -- 1.4%
   Yahoo!, Inc.+...................................     77,900      2,102,521
                                                                 ------------
 Wireless Equipment -- 2.4%
   Motorola, Inc...................................    101,900      2,259,123
   QUALCOMM, Inc...................................     35,700      1,306,263
                                                                 ------------
                                                                    3,565,386
                                                                 ------------
 Total Long-Term Investment Securities
    (cost $130,813,799)............................               141,986,989
                                                                 ------------
 SHORT-TERM INVESTMENT SECURITIES -- 1.4%
 Collective Investment Pool -- 1.4%
   Security Lending Quality Trust(4)
    (cost $2,077,700)..............................  2,077,700      2,077,700
                                                                 ------------
 REPURCHASE AGREEMENT -- 3.2%
   State Street Bank & Trust Co., Joint Repurchase
    Agreement(6)
    (cost $4,697,000).............................. $4,697,000      4,697,000
                                                                 ------------
 TOTAL INVESTMENTS
    (cost $137,588,499)(5).........................      101.9%   148,761,689
 Liabilities in excess of other assets.............       (1.9)%   (2,768,526)
                                                    ----------   ------------
 NET ASSETS --                                           100.0%  $145,993,163
                                                    ==========   ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)Fair valued security; see Note 3
(2)Illiquid security
(3)To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the Growth & Income Fund held the following restricted security:

                                                           Market
                    Acquisition        Acquisition Market   Value      % of
        Name           Date     Shares    Cost     Value  Per Share Net Assets
 ------------------ ----------- ------ ----------- ------ --------- ----------
 Seagate Technology  10/14/04   10,000     $0        $0     $0.00      0.00%

(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)See Note 6 for cost of investments on a tax basis.
(6)See Note 3 for details of Joint Repurchase Agreement.

See Notes to Financial Statements

VALIC Company I Health Sciences Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Medical -- Drugs......................  27.2%
                 Medical -- Biomedical/Gene............  18.9%
                 Therapeutics..........................  11.3%
                 Medical -- HMO........................   9.1%
                 Medical Products......................   5.3%
                 Pharmacy Services.....................   5.2%
                 Medical Instruments...................   3.7%
                 Dialysis Centers......................   2.3%
                 Medical -- Hospitals..................   1.7%
                 Insurance -- Life/Health..............   1.6%
                 Diagnostic Equipment..................   1.5%
                 Medical -- Generic Drugs..............   1.3%
                 Retail -- Drug Store..................   1.3%
                 Drug Delivery Systems.................   1.2%
                 Medical -- Wholesale Drug Distribution   1.2%
                 Respiratory Products..................   1.1%
                 Health Care Cost Containment..........   0.9%
                 Optical Supplies......................   0.9%
                 Agricultural Operations...............   0.7%
                 Diagnostic Kits.......................   0.7%
                 Medical -- Nursing Homes..............   0.6%
                 Chemicals -- Specialty................   0.5%
                 Insurance -- Multi-line...............   0.4%
                 Registered Investment Companies.......   0.4%
                 Hazardous Waste Disposal..............   0.3%
                 Retirement/Aged Care..................   0.3%
                 Dental Supplies & Equipment...........   0.2%
                 Disposable Medical Products...........   0.2%
                 Medical Laser Systems.................   0.2%
                 Real Estate Investment Trusts.........   0.2%
                 Finance -- Other Services.............   0.1%
                 Instruments -- Controls...............   0.1%
                 Medical Information Systems...........   0.1%
                 Medical Labs & Testing Services.......   0.1%
                 Patient Monitoring Equipment..........   0.1%
                                                        -----
                                                        100.9%
                                                        =====

*  Calculated as a percentage of net assets.

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 100.4%
         Agricultural Operations -- 0.7%
           Monsanto Co.(3)..........................  25,600 $1,230,592
                                                             ----------
         Chemicals - Specialty -- 0.5%
           Symyx Technologies+......................  46,400  1,014,304
                                                             ----------
         Dental Supplies & Equipment -- 0.2%
           Patterson Cos, Inc.......................  11,200    415,632
                                                             ----------
         Diagnostic Equipment -- 1.5%
           Gen-Probe, Inc.+(3)......................  30,300  1,476,822
           Home Diagnostics, Inc....................  11,000    128,700
           Immucor, Inc.+(3)........................  40,850  1,098,865
                                                             ----------
                                                              2,704,387
                                                             ----------
         Diagnostic Kits -- 0.7%
           Dade Behring Holdings, Inc...............  31,100  1,177,446
           OraSure Technologies, Inc.+..............   5,500     47,355
                                                             ----------
                                                              1,224,801
                                                             ----------
         Dialysis Centers -- 2.3%
           DaVita, Inc.+(3).........................  44,500  2,367,845
           Fresenius AG.............................   5,840  1,102,898
           Fresenius Medical Care AG................   6,000    805,179
                                                             ----------
                                                              4,275,922
                                                             ----------
         Disposable Medical Products -- 0.2%
           C.R. Bard, Inc...........................   5,500    452,595
                                                             ----------
         Drug Delivery Systems -- 1.2%
           Alkermes, Inc.+(3)....................... 131,600  1,997,688
           Insite Vision, Inc....................... 117,700    184,789
                                                             ----------
                                                              2,182,477
                                                             ----------
         Finance - Other Services -- 0.1%
           Pharmaceutical HOLDRs Trust..............   3,100    237,863
                                                             ----------
         Hazardous Waste Disposal -- 0.3%
           Stericycle, Inc.+........................   7,700    557,634
                                                             ----------
         Health Care Cost Containment -- 0.9%
           McKesson Corp.(3)........................  32,900  1,625,260
                                                             ----------
         Instruments - Controls -- 0.1%
           Thermo Fisher Scientific, Inc.+..........   6,000    262,980
                                                             ----------
         Insurance - Life/Health -- 1.6%
           CIGNA Corp.(3)...........................  23,400  2,949,570
                                                             ----------
         Insurance - Multi-line -- 0.4%
           Assurant, Inc............................  14,300    785,928
                                                             ----------
         Internet Content - Information/News -- 0.0%
           WebMD Health Corp........................   1,800     65,754
                                                             ----------
         Medical Information Systems -- 0.1%
           Allscripts Healthcare Solutions, Inc.+...   5,500    153,560
                                                             ----------
         Medical Instruments -- 3.7%
           Beckman Coulter, Inc.(3).................  10,900    646,915
           Boston Scientific Corp.+(3)..............  63,200    999,824
           Conceptus, Inc...........................  10,600    243,058
           Edwards Lifesciences Corp.+..............  19,100    875,544
           Medtronic, Inc.(3).......................  17,100    891,423
           St. Jude Medical, Inc.+(3)...............  73,900  2,754,253
           Stereotaxis, Inc.+.......................  49,200    487,572
                                                             ----------
                                                              6,898,589
                                                             ----------
         Medical Labs & Testing Services -- 0.1%
           Covance, Inc.+...........................   3,800    227,506
                                                             ----------
         Medical Laser Systems -- 0.2%
           LCA-Vision, Inc..........................  10,900    383,680
                                                             ----------

                                                             Value
                   Security Description            Shares   (Note 3)

         -------------------------------------------------------------
         Medical Products -- 5.3%
           Baxter International, Inc.(3)..........  41,100 $ 1,838,814
           Cerus Corp.............................  55,800     434,124
           Cooper Cos., Inc.......................   1,200      64,764
           EPIX Pharmaceuticals, Inc..............  32,500     149,825
           Henry Schein, Inc.+(3).................  19,200     989,376
           Johnson & Johnson......................  19,600   1,291,836
           Nobel Biocare Holding AG...............   6,956   1,892,236
           Northstar Neuroscience, Inc............   3,800      45,866
           Phonak Holding AG......................   5,500     411,445
           Stryker Corp.(3).......................  19,100     990,526
           Zimmer Holdings, Inc.+(3)..............  24,200   1,765,632
                                                           -----------
                                                             9,874,444
                                                           -----------
         Medical - Biomedical/Gene -- 18.9%
           Affymetrix, Inc.+......................   4,000     101,200
           Alexion Pharmaceuticals, Inc.+(3)......  70,900   3,068,552
           Amgen, Inc.+(3)........................  80,800   5,736,800
           Applera Corp. - Celera Genomics Group+.  46,900     673,015
           Basilea Pharmaceutica AG...............   2,900     500,918
           BioCryst Pharmaceuticals, Inc.+........  71,700     819,531
           Biogen Idec, Inc.+(3)..................  16,500     862,290
           BioSphere Medical, Inc.+...............  66,700     455,561
           Celgene Corp.+(3)......................  38,900   2,167,897
           Cell Genesys, Inc.+....................  35,300     136,964
           deCode Genetics, Inc.+................. 105,900     458,547
           Encysive Pharmaceuticals, Inc.+........   8,300      50,132
           Exelixis, Inc.+........................  84,600     729,252
           Genentech, Inc.+(3)....................  67,200   5,493,600
           Genmab AS..............................  27,300   1,316,802
           Genzyme Corp.+(3)......................   4,700     302,680
           Human Genome Sciences, Inc.+...........  38,400     480,768
           Illumina, Inc.+(3).....................  21,300     820,689
           Incyte Corp.+(4)....................... 150,200     787,048
           Integra LifeSciences Holdings+.........   3,100     128,371
           InterMune, Inc.+.......................  20,400     436,560
           Invitrogen Corp.+......................   8,300     456,666
           Martek Biosciences Corp.+(3)...........  29,000     710,500
           MedImmune, Inc.+.......................  45,700   1,493,933
           Momenta Pharmaceuticals, Inc.+.........  21,300     369,129
           Myriad Genetics, Inc.+.................   8,900     270,560
           Nektar Therapeutics+...................  27,300     450,723
           Panacos Pharmaceuticals, Inc...........  24,700     160,056
           PDL BioPharma, Inc.(3).................  74,200   1,685,082
           Qiagen NV+.............................  58,900     859,351
           Regeneron Pharmaceuticals, Inc.+.......   5,600     120,456
           Tercica, Inc.+.........................  63,100     310,452
           Vertex Pharmaceuticals, Inc.+(3).......  62,494   2,768,484
                                                           -----------
                                                            35,182,569
                                                           -----------
         Medical - Drugs -- 27.1%
           Abbott Laboratories....................   5,500     256,630
           Acadia Pharmaceuticals, Inc.+..........  37,200     348,192
           Adolor Corp.+..........................  14,200     111,328
           Advanced Life Sciences Holdings, Inc...  27,700      69,804
           Allergan, Inc.(3)......................   9,000   1,049,220
           Array Biopharma, Inc.+.................  23,900     315,002
           Astellas Pharma, Inc...................  24,200   1,057,855
           Biovitrum AB...........................  14,000     233,027
           Bristol-Myers Squibb Co.(3)............   5,900     146,497
           Cadence Pharmaceuticals, Inc...........  13,700     181,525
           Cephalon, Inc.+(3).....................  96,600   7,231,476
           Chugai Pharmaceutical Co., Ltd.........  70,800   1,443,463
           CombinatoRx, Inc.......................  43,915     398,309
           Cubist Pharmaceuticals, Inc.+..........  88,900   1,810,004
           Elan Corp. PLC ADR+(3)................. 186,000   2,691,420

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                 Shares  (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Medical - Drugs (continued)
       Eli Lilly & Co.(3)............................... 35,800 $ 1,918,522
       Forest Laboratories, Inc.+(3)....................  2,900     141,230
       GlaxoSmithKline Pharmaceuticals, Ltd............. 20,400     531,366
       GlaxoSmithKline PLC.............................. 21,900     581,604
       Idenix Pharmaceuticals, Inc.+.................... 40,000     376,000
       Infinity Pharmaceuticals, Inc.................... 30,650     431,859
       Ipsen SA......................................... 22,600     992,490
       Medicis Pharmaceutical Corp., Class A(3).........  5,700     210,216
       Merck & Co., Inc.(3).............................  5,600     249,256
       New River Pharmaceuticals, Inc.+(3).............. 16,500     809,820
       Novartis AG ADR.................................. 44,300   2,587,563
       Novo-Nordisk A/S.................................  4,500     347,368
       OSI Pharmaceuticals, Inc.+(3).................... 85,296   3,128,657
       Pfizer, Inc.(3).................................. 63,160   1,736,268
       Pharmion Corp.+(3)...............................  8,400     207,984
       Poniard Pharmaceuticals, Inc..................... 45,637     316,264
       Roche Holding AG................................. 23,355   4,219,257
       Sanofi-Aventis...................................  2,800     245,852
       Schering-Plough Corp............................. 49,100   1,080,691
       Schwarz Pharma AG................................ 14,160   1,711,756
       Sepracor, Inc.+(4)............................... 65,200   3,638,812
       Shire PLC........................................ 30,200     604,936
       Shire PLC ADR(3)................................. 20,500   1,242,300
       Takeda Pharmaceutical Co., Ltd...................  6,300     411,455
       UCB SA...........................................  4,500     285,464
       Valeant Pharmaceuticals International............ 80,800   1,356,632
       ViroPharma, Inc.+................................ 22,500     346,725
       Wyeth(3)......................................... 59,982   2,895,931
       Xenoport, Inc.................................... 11,600     311,112
                                                                -----------
                                                                 50,261,142
                                                                -----------
     Medical - Generic Drugs -- 1.3%
       Barr Pharmaceuticals, Inc.+(3)................... 22,400   1,144,192
       Teva Pharmaceutical Industries, Ltd. ADR......... 23,482     752,833
       Towa Pharmaceutical Co., Ltd..................... 14,700     441,933
                                                                -----------
                                                                  2,338,958
                                                                -----------
     Medical - HMO -- 9.1%
       Aetna, Inc.(3)................................... 65,200   2,693,412
       AMERIGROUP Corp.+(3)............................. 16,300     557,297
       Centene Corp.+................................... 46,400   1,209,184
       Coventry Health Care, Inc.+(3)................... 21,850   1,051,640
       Health Net, Inc.+(3)............................. 29,200   1,347,288
       Humana, Inc.+(3)................................. 30,200   1,633,820
       UnitedHealth Group, Inc.(3)...................... 87,200   4,279,776
       WellPoint, Inc.+(3).............................. 54,500   4,124,015
                                                                -----------
                                                                 16,896,432
                                                                -----------
     Medical - Hospitals -- 1.7%
       Community Health Systems, Inc.+.................. 11,000     385,000
       LifePoint Hospitals, Inc.+....................... 32,400   1,124,604
       Symbion, Inc.+................................... 24,000     426,000
       Triad Hospitals, Inc.+(3)........................  5,500     233,860
       United Surgical Partners International, Inc.+(3). 35,700     908,565
                                                                -----------
                                                                  3,078,029
                                                                -----------
     Medical - Nursing Homes -- 0.6%
       Manor Care, Inc.(4).............................. 24,600   1,168,992
                                                                -----------
     Medical - Wholesale Drug Distribution -- 1.2%
       A&D Pharma Holding NV GDR........................ 60,100     979,000
       Cardinal Health, Inc.(3)......................... 19,200   1,240,704
                                                                -----------
                                                                  2,219,704
                                                                -----------
     Optical Supplies -- 0.9%
       Alcon, Inc.(3)................................... 15,900   1,742,958
                                                                -----------

                                                                  Value
                   Security Description                Shares    (Note 3)

     ----------------------------------------------------------------------
     Patient Monitoring Equipment -- 0.1%
       Aspect Medical Systems, Inc.+..................   5,700 $    108,072
                                                               ------------
     Pharmacy Services -- 5.2%
       Caremark Rx, Inc.(3)...........................  52,400    2,478,520
       Express Scripts, Inc.+(3)......................  29,500    2,011,900
       HealthExtras, Inc.+............................  50,500    1,079,690
       Medco Health Solutions, Inc.+(3)...............  27,900    1,400,859
       National Medical Health Card Systems, Inc......  20,100      202,809
       Omnicare, Inc.(3)..............................  62,300    2,472,687
                                                               ------------
                                                                  9,646,465
                                                               ------------
     Real Estate Investment Trusts -- 0.2%
       Ventas, Inc....................................   9,300      362,235
                                                               ------------
     Respiratory Products -- 1.1%
       ResMed, Inc.+(3)...............................  32,900    1,645,000
       Respironics, Inc.+(3)..........................  12,300      443,538
                                                               ------------
                                                                  2,088,538
                                                               ------------
     Retail - Drug Store -- 1.3%
       CVS Corp.(3)...................................  43,300    1,245,741
       Walgreen Co.(3)................................  27,100    1,097,279
                                                               ------------
                                                                  2,343,020
                                                               ------------
     Retirement/Aged Care -- 0.3%
       Sunrise Senior Living, Inc.+...................  14,900      475,310
                                                               ------------
     Therapeutics -- 11.3%
       Alexza Pharmaceuticals, Inc....................  29,100      243,276
       Altus Pharmaceuticals, Inc.....................  21,000      384,510
       Amylin Pharmaceuticals, Inc.+(3)...............  29,800    1,192,000
       AtheroGenics, Inc.+............................  20,100      248,034
       BioMarin Pharmaceutical, Inc.+.................  10,700      183,077
       CV Therapeutics, Inc.+.........................  31,200      373,776
       Favrille, Inc.+................................  56,500      162,155
       Gilead Sciences, Inc.+(3)...................... 129,400    8,530,048
       Grifols SA.....................................  67,800      745,265
       ImClone Systems, Inc.+(3)......................  11,900      355,810
       Medicines Co.+(3).............................. 110,600    3,157,630
       MGI Pharma, Inc.+(3)...........................  89,400    1,695,918
       Neurocrine Biosciences, Inc.+(4)...............  22,100      204,204
       Onyx Pharmaceuticals, Inc.+....................  37,000      647,500
       Theravance, Inc.+(3)...........................  52,700    1,648,983
       Trimeris, Inc.+................................  59,800      688,298
       Trubion Pharmaceuticals, Inc...................   7,800      149,916
       United Therapeutics Corp.+.....................   4,800      279,456
       Vanda Pharmaceuticals, Inc.....................   4,900       73,206
                                                               ------------
                                                                 20,963,062
                                                               ------------
     Total Common Stock
        (cost $163,647,422)...........................          186,398,964
                                                               ------------
     WARRANTS -- 0.1%
     Medical - Drugs -- 0.1%
       Poniard Pharmaceuticals, Inc.
        Expires 12/03/08 (Strike price $6.00)+(2)(5)..   2,000            0
       Poniard Pharmaceuticals, Inc.
        Expires 01/31/11 (Strike price $0.77)+(2)(5)..  67,560      156,064
                                                               ------------
                                                                    156,064
                                                               ------------
     Therapeutics -- 0.0%
       Favrille, Inc.
        Expires 03/07/11 (Strike price $5.26)+(2)(5)..  15,435            0
       MannKind Corp.
        Expires 08/05/10 (Strike price $12.23)+(2)(5).  15,000       12,516
                                                               ------------
                                                                     12,516
                                                               ------------
     Total Warrants
        (cost $2,304).................................              168,580
                                                               ------------

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                  Security Description            Shares     (Note 3)
        ----------------------------------------------------------------
        CALL OPTIONS - PURCHASED -- 0.0%
          Alexion Pharmaceuticals, Inc.
           Dec 06 (Strike price $45.00).........      52   $      3,120
                                                           ------------
        PUT OPTIONS - PURCHASED -- 0.0%
          Baxter International, Inc.
           Jan 07 (Strike price $45.00).........      82         13,120
          Coventry Health Care, Inc.
           Jan 07 (Strike price $65.00).........       9         15,210
                                                           ------------
                                                                 28,330
                                                           ------------
        Total Options - Purchased
           (cost $8,997)........................                 31,450
                                                           ------------
        Total Long-Term Investment Securities
           (cost $163,658,723)..................            186,598,994
                                                           ------------
        SHORT-TERM INVESTMENT SECURITIES -- 0.4%
        Registered Investment Companies -- 0.4%
          T. Rowe Price Reserve Investment Fund
           (cost $797,183)...................... 797,183        797,183
                                                           ------------
        TOTAL INVESTMENTS
           (cost $164,455,906)(1)...............   100.9%   187,396,177
        Liabilities in excess of other assets...    (0.9)%   (1,763,716)
                                                 -------   ------------
        NET ASSETS                                 100.0%  $185,632,461
                                                 =======   ============

--------
ADR AmericanDepository Receipt
GDR GlobalDepository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
(2)Illiquid security
(3)A portion of this security is subject to options written.
(4)The security or a portion thereof represents collateral for uncovered written options.
(5)To the extent permitted by Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. These restricted securities are valued pursuant to Note 3. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the ability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price volatility than securities for which a secondary markets exist. As of November 30, 2006, the Health Sciences Fund held the following restricted securities:

                                                                             Market
                                                                  Market    Value as
                         Acquisition        Acquisition  Market    Value     a % of
          Name              Date     Shares    Cost      Value   Per Share Net Assets
------------------------ ----------- ------ ----------- -------- --------- ----------
Favrille, Inc. (Warrant)
 Expires 03/07/11;
 Strike price $5.26.....  03/09/06   15,435    1,929    $      0  $    0      0.00%
Mannkind Corp.
 (Warrant) Expires
 08/05/10; Strike
 price $12.23...........  08/05/05   15,000      375      12,516   83.44      0.01%
Poniard Pharmaceuticals,
 Inc. (Warrant) Expires
 12/03/08; Strike price
 $6.00..................  12/05/03    2,000        0           0       0      0.00%
Poniard Pharmaceuticals,
 Inc. (Warrant) Expires
 01/31/11; Strike price
 $0.77..................  02/01/06    5,994    8,391
                          04/26/06   61,566        0...
                                     ------    -----
                                     67,560    8,391     156,064    2.31      0.08%
                                     ------    -----    --------              ----
                                                        $168,580              0.09%
                                                        ========              ====

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Open call option contracts written at November 30, 2006 for the Health Sciences Fund were as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                             Contract              Number of  Premiums   Market Value at   Appreciation
Issue                                         Month   Strike Price Contracts  Received  November 30, 2006 (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Aetna, Inc..................................  Apr-07    $ 45.00         82   $   16,153    $   14,760       $   1,393
Alcon, Inc..................................  Feb-07     110.00         55       31,119        32,450          (1,331)
Alcon, Inc..................................  May-07     115.00         54       28,457        34,020          (5,563)
Alcon, Inc..................................  May-07     120.00         17       12,274         7,480           4,794
AMERIGROUP Corp.............................  Mar-07      35.00         82       11,833        22,550         (10,717)
Amylin Pharmaceuticals, Inc.................  Apr-07      55.00         57        7,380         2,850           4,530
Amylin Pharmaceuticals, Inc.................  Apr-07      60.00         78       13,850         1,560          12,290
Amylin Pharmaceuticals, Inc.................  Jan-07      45.00         81        8,127         6,075           2,052
Amylin Pharmaceuticals, Inc.................  Jul-07      55.00         82       14,406         9,020           5,386
Biogen Idec, Inc............................  Jan-07      50.00         29        3,714        10,440          (6,726)
Boston Scientific Corp......................  Jan-07      15.00        485      227,792        62,775         165,017
Caremark Rx, Inc............................  Jan-07      50.00        108       15,892         9,180           6,712
Caremark Rx, Inc............................  Jun-07      55.00        188       27,333        29,140          (1,807)
Celgene Corp................................  Jan-07      50.00         51        8,262        36,210         (27,948)
Celgene Corp................................  Apr-07      55.00         82       14,923        51,660         (36,737)
Cephalon, Inc...............................  Dec-06      65.00         86       58,220        86,860         (28,640)
Cephalon, Inc...............................  Jan-07      70.00        109       31,622        77,390         (45,768)
Cephalon, Inc...............................  Jan-07      75.00        109       47,566        43,600           3,966
CIGNA Corp..................................  Jan-07     115.00         85       41,394       109,650         (68,256)
CIGNA Corp..................................  Jan-07     125.00         56       23,351        30,240          (6,889)
CVS Corp....................................  May-07      30.00        203       28,710        38,570          (9,860)
DaVita, Inc.................................  Jan-07      50.00         28       11,116        12,320          (1,204)
DaVita, Inc.................................  Jan-07      55.00         28        4,988         3,920           1,068
Elan Corp. PLC..............................  Jan-07      17.50         28        4,032           840           3,192
Elan Corp. PLC..............................  Jan-07      20.00        111       11,187         1,665           9,522
Elan Corp. PLC..............................  Apr-07      20.00        139       17,247         8,340           8,907
Express Scripts, Inc........................  May-07      65.00         26       11,825        22,360         (10,535)
Express Scripts, Inc........................  May-07      80.00        109       26,589        25,070           1,519
Forest Laboratories, Inc....................  Jan-07      50.00         29        4,408         4,785            (377)
Genentech, Inc..............................  Jan-07      85.00         55       18,873        10,450           8,423
Genentech, Inc..............................  Jan-07      90.00         85       27,854         5,525          22,329
Genentech, Inc..............................  Mar-07      90.00         29        9,820         4,930           4,890
Genentech, Inc..............................  Mar-07      95.00        112       22,703         8,400          14,303
Genentech, Inc..............................  Jun-07      95.00        114       26,562        23,370           3,192
Genentech, Inc..............................  Jan-08     100.00         28       14,301        11,200           3,101
Gilead Sciences, Inc........................  Jan-07      70.00         27       10,989         2,835           8,154
Gilead Sciences, Inc........................  May-07      75.00         82       26,813        18,860           7,953
Gilead Sciences, Inc........................  May-07      80.00         82        9,628         9,840            (212)
ImClone Systems, Inc........................  May-07      35.00         85       15,560        16,150            (590)
Immucor Corp................................  Jan-07      22.38        120       23,826        54,000         (30,174)
New River Pharmaceuticals, Inc..............  Mar-07      60.00         83       21,130        17,845           3,285
Medicines Co.,..............................  Jan-07      25.00        102       10,999        41,820         (30,821)
Medtronic, Inc..............................  Jan-07      50.00         57       13,224        17,100          (3,876)
Merck & Co., Inc............................  Jan-07      42.50         15        2,580         3,975          (1,395)
Monsanto Co.................................  Apr-07      50.00         63       13,356        18,900          (5,544)
Omnicare, Inc...............................  Jan-07      40.00        112       15,229        20,720          (5,491)
Omnicare, Inc...............................  Mar-07      40.00        112       25,900        33,600          (7,700)
Omnicare, Inc...............................  Mar-07      50.00         29        7,453         1,160           6,293
OSI Pharmaceuticals, Inc....................  Apr-07      50.00         55        7,891         3,575           4,316
Pfizer, Inc.................................  Jan-07      27.50        116       12,132         9,860           2,272
ResMed, Inc.................................  Jan-07      40.00        107       26,865       113,420         (86,555)
ResMed, Inc.................................  Jan-07      45.00         83       17,242        49,800         (32,558)
ResMed, Inc.................................  Apr-07      45.00         53        9,007        39,750         (30,743)
Shire PLC...................................  Apr-07      60.00         49       13,160        25,970         (12,810)
Shire PLC...................................  Apr-07      65.00         28        3,913         8,260          (4,347)
Stryker Corp................................  Dec-06      50.00         83       14,384        19,090          (4,706)
Stryker Corp................................  Jan-07      55.00         85        9,440         5,100           4,340
Theravance, Inc.............................  Dec-06      30.00         87        9,082        15,660          (6,578)
Triad Hospitals, Inc........................  Jan-07      45.00          9        1,773           855             918
United Surgical Partners International, Inc.  Feb-07      30.00         99       13,098         4,950           8,148
Vertex Pharmaceuticals, Inc.................  Jan-07      45.00         33        5,841        12,540          (6,699)
Vertex Pharmaceuticals, Inc.................  Apr-07      45.00         84       24,027        55,440         (31,413)
Wyeth.......................................  Apr-07      55.00         89       13,528         5,340           8,188
Zimmer Holdings, Inc........................  Dec-06      65.00         54       10,371        44,820         (34,449)
Zimmer Holdings, Inc........................  Jan-07      65.00         27        5,381        24,030         (18,649)
Zimmer Holdings, Inc........................  Mar-07      75.00        122       25,253        40,260         (15,007)
                                                                     -----   ----------    ----------       ---------
                                                                     5,332   $1,302,958    $1,595,180       $(292,222)
                                                                     =====   ==========    ==========       =========

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Open put option contracts written at November 30, 2006 for the Health Sciences Fund were as follows:
---------------------------------------------------------------------------------------------------------
                                                                                             Unrealized
                                Contract              Number of Premiums  Market Value at   Appreciation
Issue                            Month   Strike Price Contracts Received November 30, 2006 (Depreciation)
---------------------------------------------------------------------------------------------------------
Aetna, Inc..................... Apr-07     $ 40.00        41    $ 19,966     $  8,610         $ 11,356
Aetna, Inc..................... Apr-07       45.00        16       7,152        7,680             (528)
Alcon, Inc..................... Feb-07      110.00        49      40,292       25,970           14,322
Alcon, Inc..................... May-07      100.00        33      22,040       11,880           10,160
Alcon, Inc..................... May-07      105.00        11       9,427        5,830            3,597
Alexion Pharmaceuticals, Inc... Jan-07       35.00        26      15,598          910           14,688
Alexion Pharmaceuticals, Inc... Jan-07       40.00        55      55,124        6,325           48,799
Alexion Pharmaceuticals, Inc... May-07       40.00        11       6,292        3,850            2,442
Alexion Pharmaceuticals, Inc... May-07       50.00       138     116,341      118,680            (2339)
Alexion Pharmaceuticals, Inc... Jan-08       50.00        87      86,338       89,610           (3,272)
Alkermes, Inc.................. Feb-07       15.00        87      16,966       10,005            6,961
Allergan, Inc.................. Jan-07      110.00        31      30,989        3,875           27,114
Allergan, Inc.................. Apr-07      120.00        27      17,738       20,520           (2,782)
Allergan, Inc.................. Jul-07      120.00        44      35,507       40,040           (4,533)
Allergan, Inc.................. Jan-08      125.00        27      31,508       36,720           (5,212)
AMERIGROUP Corp................ Mar-07       30.00        10       1,720        1,200              520
Amgen, Inc..................... Jan-07       75.00        40      28,099       17,200           10,899
Amgen, Inc..................... Aprl-07      75.00        39      18,212       22,230           (4,018)
Barr Pharmaceuticals, Inc...... Feb-07       45.00        30      10,766        1,800            8,966
Barr Pharmaceuticals, Inc...... May-07       55.00        34      18,427       18,360               67
Baxter International, Inc...... Jan-07       45.00        82      51,412       13,120           38,292
Baxter International, Inc...... Feb-07       50.00        11       6,017        6,490             (473)
Baxter International, Inc...... May-07       50.00        10       4,020        6,000           (1,980)
Beckman Coulter, Inc........... May-07       60.00        32      16,742       11,840            4,902
Biogen Idec, Inc............... Jan-07       50.00        52      27,343        4,680           22,663
Biotech Holdings, Ltd.......... Jan-07      175.00        16      16,431        1,280           15,151
Bristol-Myers Squibb Co........ Mar-07       25.00        57      15,770        7,410            8,360
Cardinal Health, Inc........... Jun-07       70.00        11       8,454        6,930            1,524
Caremark Rx, Inc............... Mar-07       55.00        38      14,556       30,400          (15,844)
Caremark Rx, Inc............... Jun-07       50.00        32      12,406       15,360           (2,954)
Celgene Corp................... Jan-07       45.00        51      29,186        1,785           27,401
Celgene Corp................... Jan-07       50.00        22       7,854        2,090            5,764
Celgene Corp................... Apr-07       45.00        44      30,722        7,260           23,462
Celgene Corp................... Apr-07       50.00        22      16,213        6,160           10,053
Cephalon, Inc.................. Jan-07       60.00        42      32,788        1,470           31,318
CIGNA Corp..................... Jan-07      125.00        22      14,894        7,920            6,974
Coventry Heath Care, Inc....... Jan-07       65.00         9      10,783       15,210           (4,427)
CVS Corp....................... May-07       32.50        41      12,782       17,630           (4,848)
Cytyc Corp..................... Feb-07       25.00        34       8,058        2,890            5,168
DaVita, Inc.................... Jan-07       55.00        28       8,747        7,980              767
Elan Corp. PLC................. Apr-07       15.00        33       7,986        7,095              891
Eli Lilly & Co................. Jan-07       55.00        29      12,103        6,090            6,013
Eli Lilly & Co................. Apr-07       60.00        34      16,732       22,440           (5,708)
Express Scripts, Inc........... May-07       65.00        55      33,672       21,450           12,222
Express Scripts, Inc........... May-07       70.00        33      19,520       20,130             (610)
Forest Laboratories, Inc....... Jan-07       50.00        29      15,937        7,395            8,542
Gen-Probe, Inc................. Jan-07       50.00        28      17,259        7,560            9,699
Gen-Probe, Inc................. Feb-07       50.00        11       6,017        3,850            2,167
Genzyme Corp................... Jan-07       70.00        86      59,344       49,880            9,464
Gilead Sciences, Inc........... Jan-07       65.00        35      35,284        5,950           29,334
Gilead Sciences, Inc........... Feb-07       60.00        40      14,740        5,400            9,340
Gilead Sciences, Inc........... Feb-07       65.00        27      15,814        7,965            7,849
Gilead Sciences, Inc........... May-07       65.00        35      18,919       14,700            4,219
Gilead Sciences, Inc........... May-07       70.00        17      13,736       11,390            2,346
Gilead Sciences, Inc........... May-07       75.00        22      21,163       22,220           (1,057)
Health Net, Inc................ Apr-07       50.00        30      20,844       15,600            5,244
Henry Schein, Inc.............. Jan-07       50.00        48      23,368        3,840           19,528
Humana, Inc.................... May-07       60.00        49      32,607       37,730           (5,123)
Illumina, Inc.................. Mar-07       35.00        45      32,123       13,050           19,073
Illumina, Inc.................. Mar-07       40.00        40      29,556       21,600            7,956
New River Pharmaceuticals, Inc. Mar-07       40.00        34      20,336        9,860           10,476
New River Pharmaceuticals, Inc. Jun-07       50.00        33      28,507       25,410            3,097
Martek Biosciences Corp........ Dec-06       25.00        17       7,089        2,805            4,284
McKesson Corp.................. May-07       52.50        34      14,008       14,620             (612)
Medco Health Solutions, Inc.... Apr-07       50.00        32       8,132        9,920           (1,788)
Medicines, Co.,................ Jan-07       25.00       145      51,457        5,075           46,382
Medicis Pharmaceutical Corp.... Apr-07       40.00        23       8,441        9,890           (1,449)
Merck & Co., Inc............... Jan-07       40.00        30      16,109          750           15,359
Merck & Co., Inc............... Jan-07       42.50        34      12,648        2,380           10,268

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                             Contract              Number of  Premiums   Market Value at   Appreciation
Issue                                         Month   Strike Price Contracts  Received  November 30, 2006 (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc............................  Apr-07     $45.00         34   $   14,518    $    8,670        $  5,848
MGI Pharma, Inc.............................  Jan-07      20.00         58       28,182         9,860          18,322
Monsanto Co.................................  Apr-07      50.00         37       21,812        15,540           6,272
PDL BioPharma, Inc..........................  Jan-07      22.50         23        8,488         2,415           6,073
PDL BioPharma, Inc..........................  May-07      22.50         34       10,814         6,970           3,844
PDL BioPharma, Inc..........................  May-07      25.00         34       17,068        11,900           5,168
Pharmion Corp...............................  Mar-07      30.00         56       32,160        32,480            (320)
ResMed, Inc.................................  Apr-07      45.00         17       10,179         2,550           7,629
Respironics, Inc............................  Jan-07      35.00         22        5,248         1,760           3,488
Shire PLC...................................  Apr-07      50.00         31       17,235         2,635          14,600
Shire PLC...................................  Apr-07      60.00         52       35,035        18,720          16,315
St. Jude Medical, Inc.......................  Jan-07      35.00         23       10,051         1,495           8,556
Triad Hospitals, Inc........................  May-07      45.00         27        7,340        10,530          (3,190)
United Surgical Partners International, Inc.  Feb-07      25.00         26        6,421         3,770           2,651
United Surgical Partners International, Inc.  May-07      25.00         26        7,167         5,330           1,837
UnitedHealth Group, Inc.....................  Jun-07      50.00         55       22,232        20,900           1,332
Vertex Pharmaceuticals, Inc.................  Jan-07      30.00         23        9,426         1,840           7,586
Vertex Pharmaceuticals, Inc.................  Jan-07      45.00         11        5,137         4,620             517
Vertex Pharmaceuticals, Inc.................  Apr-07      35.00         33       18,959         9,075           9,884
Vertex Pharmaceuticals, Inc.................  Apr-07      40.00         11        6,512         4,840           1,672
Walgreen Co.................................  Apr-07      45.00         44       11,812        21,560          (9,748)
Wellpoint, Inc..............................  Mar-07      80.00         57       47,917        33,060          14,857
Wellpoint, Inc..............................  Jun-07      80.00         34       29,599        22,440           7,159
Wyeth.......................................  Apr-07      50.00         45       15,390        14,400             990
                                                                     -----   ----------    ----------        --------
                                                                     3,413   $1,945,833    $1,278,605        $667,228
                                                                     =====   ==========    ==========        ========

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  United States Treasury Bonds.......... 37.4%
                  United States Treasury Notes.......... 15.7%
                  Federal National Mortgage Association. 11.7%
                  Time Deposit..........................  9.7%
                  Tennessee Valley Authority............  6.0%
                  Finance -- Investment Banker/Broker...  4.9%
                  Federal Home Loan Mortgage Corporation  4.4%
                  Insurance -- Life/Health..............  4.4%
                  Special Purpose Entities..............  1.8%
                  Finance -- Commercial.................  1.6%
                  Finance -- Consumer Loans.............  1.6%
                  Banks -- Money Center.................  0.3%
                                                         ----
                                                         99.5%
                                                         ====

Credit Quality+#

                         Government -- Agency..  25.3%
                         Government -- Treasury  59.1%
                         AA....................   8.2%
                         A.....................   7.4%
                                                ------
                                                100.0%
                                                ======

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short term securities.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                  Principal   Value
                   Security Description            Amount    (Note 3)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES -- 14.6%
         Banks-Money Center -- 0.3%
           RBS Capital Trust II
            Bonds
            6.43% due 01/03/34(1)................ $ 50,000  $   52,957
                                                            ----------
         Finance-Commercial -- 1.6%
           CIT Group, Inc.
            Notes
            Series MTN
            4.26% due 12/14/16(2)................  300,000     273,387
                                                            ----------
         Finance-Consumer Loans -- 1.6%
           SLM Corp.
            Notes
            Series CPI
            5.94% due 11/21/13(2)................  150,000     144,532
           SLM Corp., Series A
            Notes
            Series CPI
            5.52% due 05/01/14(2)................  130,000     120,700
                                                            ----------
                                                               265,232
                                                            ----------
         Finance-Investment Banker/Broker -- 4.9%
           Lehman Brothers Holdings, Inc.
            Notes
            4.65% due 04/14/11(2)................  400,000     375,760
           Lehman Brothers Holdings, Inc.
            Notes
            Series G
            6.23% due 06/10/14(2)................  150,000     144,459
           Morgan Stanley
            Senior Notes
            Series CPI
            4.06% due 06/01/11(2)................  150,000     147,082
           Morgan Stanley
            Senior Notes
            Series MTN
            6.17% due 11/01/13(2)................  150,000     146,553
                                                            ----------
                                                               813,854
                                                            ----------
         Insurance-Life/Health -- 4.4%
           Jackson National Life Global Funding
            Notes
            Series MTN
            6.14% due 05/01/14*(2)...............  300,000     290,804
           Pacific Life Global Funding
            Bonds
            4.24% due 02/06/16*(3)...............  300,000     288,339
           Principal Life Income Funding Trust
            Notes
            Series MTN
            4.87% due 04/01/08(2)................  150,000     146,606
                                                            ----------
                                                               725,749
                                                            ----------
         Special Purpose Entities -- 1.8%
           Allstate Life Global Funding Trust
            Notes
            Series MTN
            4.67% due 04/02/07(2)................  150,000     149,448
           Allstate Life Global Funding Trusts
            Sec. Notes
            4.87% due 03/01/10(3)................  150,000     144,340
                                                            ----------
                                                               293,788
                                                            ----------
         Total Corporate Bonds & Notes
            (Cost $2,541,886)....................            2,424,967
                                                            ----------

                                                         Principal    Value
                 Security Description                     Amount     (Note 3)

-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 22.1%
Federal Home Loan Mtg. Corp. -- 4.4%
   4.50% due 01/15/15.................................. $  135,000  $   132,640
   6.25% due 07/15/32..................................    500,000      596,223
                                                                    -----------
                                                                        728,863
                                                                    -----------
Federal National Mtg. Assoc. -- 11.7%
   4.96% due 02/17/09(2)...............................  2,000,000    1,949,100
                                                                    -----------
Tennessee Valley Authority -- 6.0%
   3.38% due 01/15/07(4)...............................    896,602      894,908
   4.65% due 06/15/35..................................    100,000       95,132
                                                                    -----------
                                                                        990,040
                                                                    -----------
Total U.S. Government Agencies
   (cost $3,769,325)...................................               3,668,003
                                                                    -----------
U.S. GOVERNMENT TREASURIES -- 53.1%
United States Treasury Bonds -- 37.4%
  2.00% due 07/15/14TIPS(4)............................    909,719      898,631
  2.00% due 01/15/26TIPS(4)............................  5,275,842    5,166,616
  4.50% due 02/15/36...................................    162,000      160,393
                                                                    -----------
                                                                      6,225,640
                                                                    -----------
United States Treasury Notes -- 15.7%
  1.63% due 01/15/15TIPS(4)............................  2,455,022    2,355,382
  1.88% due 07/15/15TIPS(4)............................    260,828      255,020
                                                                    -----------
                                                                      2,610,402
                                                                    -----------
Total U.S. Government Treasuries
   (cost $8,609,104)...................................               8,836,042
                                                                    -----------
Total Long-Term Investment Securities
   (cost $14,920,315)..................................              14,929,012
                                                                    -----------
SHORT-TERM INVESTMENT SECURITIES -- 9.7%
Time Deposit -- 9.7%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 12/01/06
   (cost $1,607,000)...................................  1,607,000    1,607,000
                                                                    -----------
TOTAL INVESTMENTS
   (cost $16,527,315)(5)...............................       99.5%  16,536,012
Other assets less liabilities..........................        0.5%      85,820
                                                        ----------  -----------
NET ASSETS --                                                100.0% $16,621,832
                                                        ==========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $579,143 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)Perpetual Security. The maturity date shown represents the next call date.

(2)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006.

(3)Variable Rate Security -- the rate reflected is as of November 30, 2006; maturity date reflects next reset date.

(4)Principal amount of security is adjusted for inflation.

(5)See Note 6 for cost of investment on a tax basis

TIPS--TreasuryInflation Protected Security

See Notes to Financial Statements

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool............... 23.1%
                Banks -- Commercial...................... 15.4%
                Medical -- Drugs.........................  6.0%
                Oil Companies -- Integrated..............  5.7%
                Repurchase Agreements....................  3.5%
                Auto -- Cars/Light Trucks................  3.2%
                Index Fund...............................  3.1%
                Electric -- Integrated...................  3.0%
                Insurance -- Multi-line..................  2.8%
                Telephone -- Integrated..................  2.7%
                Food -- Misc.............................  2.3%
                Finance -- Investment Banker/Broker......  1.9%
                Diversified Minerals.....................  1.6%
                Steel -- Producers.......................  1.5%
                Chemicals -- Diversified.................  1.3%
                Diversified Manufactured Operations......  1.3%
                Cellular Telecom.........................  1.2%
                Food -- Retail...........................  1.2%
                Real Estate Operations & Development.....  1.2%
                Electronic Components -- Misc............  1.1%
                Tobacco..................................  1.1%
                Electric Products -- Misc................  1.0%
                Wireless Equipment.......................  1.0%
                Insurance -- Life/Health.................  0.9%
                Photo Equipment & Supplies...............  0.8%
                Real Estate Management/Services..........  0.8%
                Auto/Truck Parts & Equipment -- Original.  0.7%
                Building Products -- Cement..............  0.7%
                Engineering/R&D Services.................  0.7%
                Office Automation & Equipment............  0.7%
                Semiconductor Equipment..................  0.7%
                Transport -- Rail........................  0.7%
                Water....................................  0.7%
                Metal -- Diversified.....................  0.7%
                Brewery..................................  0.6%
                Electronic Components -- Semiconductors..  0.6%
                Enterprise Software/Service..............  0.6%
                Machinery -- Electrical..................  0.6%
                Multimedia...............................  0.6%
                Audio/Video Products.....................  0.5%
                Beverages -- Wine/Spirits................  0.5%
                Building -- Heavy Construction...........  0.5%
                Building -- Residential/Commerical.......  0.5%
                Diversified Operations...................  0.5%
                Finance -- Other Services................  0.5%
                Gas -- Distribution......................  0.5%
                Insurance -- Reinsurance.................  0.5%
                Machinery -- General Industrial..........  0.5%
                Machinery -- Material Handling...........  0.5%
                Retail -- Misc./Diversified..............  0.5%
                Rubber -- Tires..........................  0.5%
                Transport -- Services....................  0.5%
                Aerospace/Defense........................  0.4%
                Airlines.................................  0.4%
                Building & Construction Products -- Misc.  0.4%
                Computers -- Integrated Systems..........  0.4%
                Cosmetics & Toiletries...................  0.4%
                Finance -- Leasing Companies.............  0.4%
                Import/Export............................  0.4%
                Insurance -- Property/Casualty...........  0.4%
                Machine Tools & Related Products.........  0.4%
                Machinery -- Construction & Mining.......  0.4%
                Retail -- Major Department Stores........  0.4%
                Telecom Services.........................  0.4%
                Property Trust...........................  0.4%
                Applications Software....................  0.3%
                Building & Construction -- Misc..........  0.3%
                Chemicals -- Specialty...................  0.3%
                Circuit Boards...........................  0.3%

                Distribution/Wholesale.................... 0.3%
                Diversified Operations/Commerical Services 0.3%
                Electric -- Distribution.................. 0.3%
                Medical Products.......................... 0.3%
                Miscellaneous Manufacturing............... 0.3%
                Non-Ferrous Metals........................ 0.3%
                Paper & Related Products.................. 0.3%
                Publishing -- Books....................... 0.3%
                Real Estate Investment Trusts............. 0.3%
                Retail -- Apparel/Shoe.................... 0.3%
                Retail -- Consumer Electronics............ 0.3%
                Retail -- Jewelry......................... 0.3%
                Soap & Cleaning Preparation............... 0.3%
                Telecommunication Equipment............... 0.3%
                Television................................ 0.3%
                Advertising Services...................... 0.2%
                Auto -- Heavy Duty Trucks................. 0.2%
                Computer Services......................... 0.2%
                Diversified Financial Services............ 0.2%
                Gambling (Non-Hotel)...................... 0.2%
                Hotels/Motels............................. 0.2%
                Human Resources........................... 0.2%
                Industrial Gases.......................... 0.2%
                Oil Companies -- Exploration & Production. 0.2%
                Oil Refining & Marketing.................. 0.2%
                Oil -- Field Services..................... 0.2%
                Printing -- Commercial.................... 0.2%
                Public Thoroughfares...................... 0.2%
                Publishing -- Newspapers.................. 0.2%
                Transport -- Marine....................... 0.2%
                Aerospace/Defense -- Equipment............ 0.1%
                Apparel Manufacturers..................... 0.1%
                Athletic Footwear......................... 0.1%
                Banks -- Mortgage......................... 0.1%
                Beverages -- Non-alcoholic................ 0.1%
                Building Products -- Doors & Windows...... 0.1%
                Commercial Services....................... 0.1%
                Commercial Services -- Finance............ 0.1%
                Containers -- Metal/Glass................. 0.1%
                Cruise Lines.............................. 0.1%
                Dialysis Centers.......................... 0.1%
                Electronic Measurement Instruments........ 0.1%
                Electronic Security Devices............... 0.1%
                Finance -- Consumer Loans................. 0.1%
                Food -- Catering.......................... 0.1%
                Internet Incubators....................... 0.1%
                Invest Management/Advisor Services........ 0.1%
                Investment Companies...................... 0.1%
                Medical -- Biomedical/Gene................ 0.1%
                Medical -- Wholesale Drug Distribution.... 0.1%
                Metal Processors & Fabrication............ 0.1%
                Optical Supplies.......................... 0.1%
                Power Converter/Supply Equipment.......... 0.1%
                Publishing -- Periodicals................. 0.1%
                Retail -- Building Products............... 0.1%
                Retail -- Drug Store...................... 0.1%
                Retail -- Pubs............................ 0.1%
                Retail -- Restaurants..................... 0.1%
                Specified Purpose Acquisitions............ 0.1%
                Steel Pipe & Tube......................... 0.1%
                Sugar..................................... 0.1%
                Textile -- Products....................... 0.1%
                Toys...................................... 0.1%
                Transport -- Truck........................ 0.1%
                Travel Services........................... 0.1%
                Venture Capital........................... 0.1%
                Wire & Cable Products..................... 0.1%
                Banks -- Special Purpose.................. 0.1%
                Building Products -- Air & Heating........ 0.1%
                Computers -- Memory Devices............... 0.1%

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                          Machinery -- Farming   0.1%
                          Metal -- Aluminum...   0.1%
                          Mining..............   0.1%
                          Security Services...   0.1%
                                               -----
                                               122.1%
                                               =====

*  Calculated as a percentage of net assets.

Country Allocation*

                             United States.  29.7%
                             Japan.........  25.5%
                             United Kingdom  20.6%
                             France........   8.3%
                             Germany.......   6.4%
                             Switzerland...   6.0%
                             Australia.....   4.8%
                             Spain.........   3.5%
                             Netherlands...   3.4%
                             Italy.........   3.4%
                             Sweden........   2.1%
                             Hong Kong.....   1.2%
                             Finland.......   1.2%
                             Belgium.......   1.1%
                             Ireland.......   0.8%
                             Singapore.....   0.8%
                             Denmark.......   0.7%
                             Norway........   0.7%
                             Greece........   0.6%
                             Austria.......   0.5%
                             Portugal......   0.3%
                             Bermuda.......   0.2%
                             Cayman Islands   0.1%
                             Luxembourg....   0.1%
                             New Zealand...   0.1%
                                            -----
                                            122.1%
                                            =====

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 92.1%
      Australia -- 4.8%
        ABC Learning Centers, Ltd.#....................  23,733 $  139,495
        AGL Energy, Ltd.+..............................  25,273    305,069
        Alinta, Ltd....................................  33,022    268,343
        Alumina, Ltd.#.................................  78,113    390,717
        Amcor, Ltd.....................................  60,608    355,756
        AMP, Ltd....................................... 125,285    938,026
        Ansell, Ltd....................................  10,112     93,261
        APN News & Media, Ltd.#........................  18,453     84,439
        Aristocrat Leisure, Ltd.#......................  23,545    288,668
        ASX, Ltd.......................................  11,446    328,704
        Australia and New Zealand Banking Group, Ltd... 122,961  2,759,938
        Axa Asia Pacific Holdings, Ltd.................  58,414    302,322
        Babcock & Brown, Ltd...........................  15,266    298,694
        BHP Billiton, Ltd.#............................ 234,216  4,846,905
        Billabong International, Ltd.#.................  11,106    140,193
        BlueScope Steel, Ltd.#.........................  46,829    295,566
        Boral, Ltd.....................................  39,273    230,214
        Brambles, Ltd.+................................ 147,420  1,496,872
        Caltex Australia, Ltd.#........................   9,046    158,081
        Centro Properties Group........................  54,932    372,712
        CFS Retail Property Trust(4)...................  91,320    152,740
        Challenger Financial Services Group, Ltd.#.....  27,388     85,567
        Coca-Cola Amatil, Ltd.#........................  35,162    207,503
        Cochlear, Ltd..................................   3,677    163,354
        Coles Myer, Ltd................................  75,908    794,110
        Commonwealth Bank of Australia#................  85,981  3,217,401
        Commonwealth Property Office Fund(4)...........  97,856    111,173
        Computershare, Ltd.............................  30,116    215,028
        CSL, Ltd.......................................  12,209    571,195
        CSR, Ltd.#.....................................  60,559    152,890
        DB RREEF Trust................................. 178,493    242,918
        DCA Group, Ltd.+#..............................  28,570     77,539
        Downer EDI, Ltd................................  20,002    110,622
        Foster's Group, Ltd............................ 135,278    714,008
        Futuris Corp., Ltd.#...........................  41,139     61,343
        Goodman Fielder, Ltd.#.........................  71,038    118,256
        GPT Group...................................... 129,999    529,224
        Harvey Norman Holdings, Ltd.#..................  35,450    112,712
        Iluka Resources, Ltd.#.........................  15,617     86,247
        ING Industrial Fund#(4)........................  55,931    104,139
        Insurance Australia Group, Ltd.#............... 106,883    487,401
        Investa Property Group#........................ 102,311    195,338
        John Fairfax Holdings, Ltd.#...................  67,711    277,787
        Leighton Holdings, Ltd.#.......................   9,315    150,068
        Lend Lease Corp., Ltd..........................  24,108    332,850
        Lion Nathan, Ltd.#.............................  19,709    125,795
        Macquarie Airports Management, Ltd.............  45,305    126,889
        Macquarie Bank, Ltd.#..........................  16,729    961,104
        Macquarie Communications Infrastructure Group#.  21,181    107,116
        Macquarie Goodman Group#.......................  93,159    518,895
        Macquarie Infrastructure Group................. 169,604    469,670
        Macquarie Office Trust(4)...................... 132,170    161,627
        Mayne Group, Ltd...............................  43,119    120,086
        Mayne Pharma, Ltd.#............................  42,637    138,591
        Mirvac Group...................................  65,973    275,862
        Multiplex Group#...............................  42,085    129,492
        National Australia Bank, Ltd.#................. 107,849  3,333,728
        Newcrest Mining, Ltd...........................  22,317    455,845
        OneSteel, Ltd..................................  38,153    132,745
        Orica, Ltd.#...................................  20,716    392,253
        Origin Energy, Ltd.#...........................  53,251    316,353
        Pacific Brands, Ltd.#..........................  33,721     70,767
        Paladin Resources, Ltd.+#......................  28,103    156,312
        PaperlinX, Ltd.#...............................  29,903     93,424
        Perpetual, Ltd.#...............................   2,736    159,194

                                                                     Value
                   Security Description                    Shares   (Note 3)

 -----------------------------------------------------------------------------
 Australia (continued)
   Publishing & Broadcasting, Ltd.........................   9,085 $   149,230
   Qantas Airways, Ltd....................................  64,199     250,717
   QBE Insurance Group, Ltd...............................  53,855   1,100,038
   Rinker Group, Ltd......................................  60,826     894,989
   Rio Tinto, Ltd.#.......................................  19,146   1,120,809
   Santos, Ltd............................................  39,940     324,560
   Sonic Healthcare, Ltd.#................................  17,809     187,011
   Stockland#.............................................  91,713     570,897
   Suncorp-Metway, Ltd.#..................................  37,309     601,945
   Sydney Roads Group.....................................  62,609      55,570
   TABCORP Holdings, Ltd.#................................  35,183     452,727
   Tattersall's, Ltd.#....................................  73,151     219,885
   Telstra Corp., Ltd..................................... 141,766     421,661
   Toll Holdings, Ltd.#...................................  35,978     477,433
   Tower Australia Group, Ltd.+#..........................      63         117
   Transurban Group#......................................  55,885     322,742
   Wesfarmers, Ltd.#......................................  25,329     699,416
   Westfield Group#....................................... 100,883   1,548,058
   Westpac Banking Corp.#................................. 123,232   2,372,264
   Woodside Petroleum, Ltd................................  31,269     926,593
   Woolworths, Ltd........................................  79,345   1,377,184
   WorleyParsons, Ltd.#...................................   9,614     145,100
   Zinifex, Ltd...........................................  32,624     438,330
                                                                   -----------
                                                                    46,268,412
                                                                   -----------
 Austria -- 0.5%
   Andritz AG.............................................     654     126,021
   Boehler-Uddeholm AG....................................   2,735     173,499
   Bwin Interactive Entertainment AG+#....................   1,527      33,509
   Erste Bank der Oesterreichischen Sparkassen AG#........  12,420     904,828
   Flughafen Wien AG......................................     703      64,492
   Immoeast AG+...........................................  18,641     251,810
   Immofinanz Immobilien Anlagen AG+......................  30,085     395,642
   Mayr-Melnhof Karton AG.................................     281      50,924
   Meinl European Land, Ltd.+.............................  15,196     358,222
   Oesterreichische Elektrizitaetswirtschafts AG, Class A.   5,162     258,412
   OMV AG.................................................  11,055     592,948
   Raiffeisen International Bank Holding AG#..............   2,391     281,187
   RHI AG+#...............................................   1,713      78,494
   Telekom Austria AG.....................................  25,128     665,566
   Voestalpine AG.........................................   5,837     289,343
   Wiener Staedtische Versicherung AG.....................   2,111     144,985
   Wienerberger AG........................................   4,722     251,519
                                                                   -----------
                                                                     4,921,401
                                                                   -----------
 Belgium -- 1.1%
   Agfa Gevaert NV#.......................................   6,478     153,738
   Barco NV...............................................     756      64,378
   Bekaert NV.............................................     866     100,295
   Belgacom SA#...........................................  10,910     467,270
   Cofinimmo..............................................     437      87,274
   Colruyt SA.............................................   1,070     202,497
   Compagnie Maritime Belge SA#...........................   1,055      41,608
   Delhaize Group#........................................   5,129     407,895
   Dexia (Brussels).......................................  38,453   1,049,060
   Dexia (Paris) Strip VVPR+#.............................   1,290          17
   Euronav NV#............................................   1,231      38,295
   Fortis.................................................  78,466   3,199,589
   Group Bruxelles Lambert SA.............................   4,930     562,151
   InBev NV#..............................................  12,286     806,227
   KBC Groep NV...........................................  12,280   1,381,544
   Mobistar SA............................................   2,119     177,920
   Omega Pharma SA........................................   1,264      87,382
   S.A D'Ieteren NV.......................................     186      62,395
   Solvay SA#.............................................   4,256     605,917

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                   Security Description                  Shares   (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Belgium (continued)
      UCB SA............................................   5,866 $   372,118
      Umicore...........................................   1,655     248,770
                                                                 -----------
                                                                  10,116,340
                                                                 -----------
    Bermuda -- 0.2%
      Cheung Kong Infrastructure Holdings, Ltd..........  30,636      93,734
      Esprit Holdings, Ltd..............................  69,000     715,391
      Frontline, Ltd.#..................................   3,496     124,577
      Giordano International, Ltd....................... 102,000      51,664
      Johnson Electric Holdings, Ltd....................  99,000      74,835
      Kerry Properties, Ltd.............................  32,500     129,937
      Li & Fung, Ltd.................................... 146,600     424,040
      Noble Group, Ltd.#................................  64,000      44,905
      Orient Overseas International, Ltd................  14,483      91,418
      Shangri-La Asia, Ltd..............................  84,000     216,513
      Texwinca Holdings, Ltd............................  41,286      27,865
      Yue Yuen Industrial Holdings, Ltd.................  44,500     140,730
                                                                 -----------
                                                                   2,135,609
                                                                 -----------
    Cayman Islands -- 0.1%
      ASM Pacific Technology, Ltd.......................  12,000      66,720
      Foxconn International Holdings, Ltd.+............. 139,000     419,926
      Hutchison Telecommunications International, Ltd.+.  96,000     209,309
      Kingboard Chemical Holdings, Ltd..................  36,500     147,337
      Solomon Systech International, Ltd................ 162,000      24,991
                                                                 -----------
                                                                     868,283
                                                                 -----------
    Denmark -- 0.7%
      AP Moller - Maersk A/S#...........................      73     683,473
      Bang & Olufsen A/S, Class B#......................     742      90,035
      Carlsberg A/S#....................................   2,124     202,636
      Codan A/S.........................................     925      80,524
      Coloplast A/S#....................................   1,797     158,031
      D/S Torm A/S#.....................................     963      59,025
      Danisco A/S#......................................   3,305     283,600
      Danske Bank A/S...................................  32,709   1,429,521
      DSV A/S#..........................................   1,329     234,929
      East Asiatic Co., Ltd. A/S........................   1,208      70,822
      FLSmidth & Co A/S.................................   2,804     163,395
      GN Store Nord A/S#................................  13,922     197,870
      H. Lundbeck A/S#..................................   3,468      88,106
      Jyske Bank A/S+...................................   4,025     263,864
      NKT Holding A/S...................................   1,278     105,010
      Novo-Nordisk A/S (London)+........................     400      30,877
      Novo-Nordisk A/S (Copenhagen).....................  15,722   1,213,628
      Novozymes A/S#....................................   3,106     261,558
      Sydbank A/S.......................................   4,250     180,835
      Topdanmark A/S+...................................   1,231     196,610
      TrygVesta AS#.....................................   1,850     137,384
      Vestas Wind Systems A/S+..........................  12,412     479,060
      William Demant Holding A/S+#......................   1,866     148,517
                                                                 -----------
                                                                   6,759,310
                                                                 -----------
    Finland -- 1.2%
      Amer Sports Oyj#..................................   4,792     109,283
      Cargotec Corp., Class B#..........................   2,555     125,942
      Elisa Oyj#........................................  10,015     260,758
      Fortum Oyj#.......................................  29,572     864,343
      KCI Konecranes Oyj#...............................   3,799      96,549
      Kesko Oyj, Class B#...............................   4,398     224,942
      Kone Oyj, Class B#................................   5,108     261,323
      Metso Corp........................................   8,542     393,452
      Neste Oil Oyj#....................................   8,589     276,636
      Nokia Oyj......................................... 274,330   5,518,666
      Nokian Renkaat Oyj#...............................   6,950     143,862

                                                                      Value
                   Security Description                     Shares   (Note 3)

-------------------------------------------------------------------------------
Finland (continued)
  OKO Bank Class A#........................................   6,347 $   102,297
  Orion Oyj+#..............................................   5,692     118,576
  Outokumpu Oyj#...........................................   6,680     223,820
  Rautaruukki Oyj..........................................   5,590     203,512
  Sampo Oyj, Class A.......................................  28,345     715,863
  Sanoma-WSOY Oyj#.........................................   4,302     119,132
  Stora Enso Oyj, Class R#.................................  38,920     606,670
  TietoEnator Oyj#.........................................   5,082     144,770
  UPM-Kymmene Oyj#.........................................  35,059     872,892
  Uponor Oyj...............................................   3,681     120,216
  Wartsila Corp., Class B#.................................   4,283     206,468
  YIT Oyj#.................................................   8,415     218,653
                                                                    -----------
                                                                     11,928,625
                                                                    -----------
France -- 8.3%
  Accor SA#................................................  13,506     981,979
  Air France-KLM#..........................................   8,123     324,130
  Alcatel SA#.............................................. 154,614   2,072,203
  Alstom+..................................................   7,365     855,900
  Atos Origin SA+#.........................................   4,525     254,569
  AXA#..................................................... 111,698   4,230,721
  BNP Paribas SA#..........................................  56,107   6,044,740
  Bouygues SA#.............................................  13,648     810,291
  Business Objects SA+.....................................   6,458     249,053
  Cap Gemini SA#...........................................   8,406     512,317
  Carrefour SA#............................................  40,144   2,509,907
  Casino Guichard-Perrachon SA#............................   2,918     266,261
  CNP Assurances#..........................................   2,787     291,771
  Compagnie de St. Gobain#.................................  21,145   1,687,205
  Compagnie Generale des Etablissements Michelin, Class B#.   9,607     834,631
  Credit Agricole SA#......................................  40,128   1,698,999
  Dassault Systemes SA#....................................   3,857     210,297
  Essilor International SA#................................   6,589     707,691
  France Telecom SA#....................................... 113,362   2,942,568
  Gaz de France#...........................................  13,185     569,247
  Gecina SA................................................     834     125,030
  Groupe Danone#...........................................  15,887   2,444,843
  Hermes International#....................................   4,294     468,021
  Imerys SA#...............................................   2,135     187,180
  Klepierre#...............................................   1,237     200,682
  L'Air Liquide SA#........................................   8,072   1,826,948
  L'Oreal SA#..............................................  19,283   1,943,400
  Lafarge SA#..............................................  10,032   1,457,462
  Lagardere SCA#...........................................   8,104     593,509
  LVMH Moet Henessy Louis Vuitton SA#......................  16,412   1,701,870
  M6-Metropole Television#.................................   4,418     151,014
  Neopost SA#..............................................   2,142     275,307
  PagesJaunes Groupe SA#...................................   8,398     170,610
  Pernod Ricard SA#........................................   5,041   1,116,236
  PPR#.....................................................   4,434     676,474
  PSA Peugeot Citroen#.....................................  10,217     637,034
  Publicis Groupe#.........................................   9,319     360,622
  Renault SA#..............................................  12,409   1,487,265
  Safran SA#...............................................  11,178     240,262
  Sanofi-Aventis#..........................................  68,149   5,983,786
  Schneider Electric SA#...................................  15,183   1,643,798
  SCOR#....................................................  67,435     192,904
  Societe BIC SA#..........................................   1,862     126,996
  Societe Des Autoroutes Paris-Rhin-Rhone..................   1,515     122,591
  Societe Generale#........................................  24,692   4,136,660
  Societe Television Francaise 1#..........................   7,918     292,985
  Sodexho Alliance SA#.....................................   6,392     374,249
  Suez SA VVPR+............................................  13,468         178
  Suez SA#.................................................  68,138   3,271,150
  Technip SA#..............................................   7,080     496,012

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      France (continued)
        Thales SA#....................................   5,760 $   275,151
        Thomson#......................................  17,425     323,075
        Total SA#..................................... 146,222  10,369,915
        Unibail#......................................   3,075     724,883
        Valeo SA#.....................................   4,675     186,731
        Vallourec SA..................................   2,663     715,224
        Veolia Environnement#.........................  19,129   1,266,422
        Vinci SA#.....................................  14,319   1,798,676
        Vivendi Universal SA#.........................  77,381   2,977,032
        Zodiac SA#....................................   2,753     168,479
                                                               -----------
                                                                79,565,146
                                                               -----------
      Germany -- 6.1%
        Adidas AG#....................................  13,604     670,032
        Allianz SE....................................  28,888   5,621,990
        Altana AG#....................................   4,703     274,300
        BASF AG#......................................  32,740   3,021,272
        Bayer AG......................................  48,650   2,508,247
        Beiersdorf AG#................................   3,377     199,287
        Bilfinger Berger AG...........................   2,492     154,156
        Celesio AG....................................   5,698     291,734
        Commerzbank AG................................  41,829   1,505,117
        Continental AG#...............................   8,795     998,904
        DaimlerChrysler AG#...........................  61,396   3,564,623
        Deutsche Bank AG..............................  34,800   4,487,531
        Deutsche Boerse AG............................   6,834   1,143,997
        Deutsche Lufthansa AG.........................  15,342     381,982
        Deutsche Post AG (Xetra)......................  47,838   1,425,472
        Deutsche Post AG+(3) (London).................   4,152     122,590
        Deutsche Postbank AG..........................   5,495     461,090
        Deutsche Telekom AG........................... 189,926   3,367,968
        Douglas Holding AG............................   2,100     104,098
        E.ON AG.......................................  41,727   5,358,124
        Fresenius Medical Care AG.....................   4,215     565,638
        Heidelberger Druckmaschinen AG#...............   3,895     169,142
        Hochtief AG...................................   2,814     188,833
        Hypo Real Estate Holding AG...................   8,983     522,738
        Infineon Technologies AG+.....................  50,569     648,280
        IVG Immobilien AG.............................   5,829     226,803
        KarstadtQuelle AG+#...........................   4,237     118,005
        Linde AG#.....................................   7,360     725,096
        MAN AG........................................   8,500     810,390
        Merck KGaA....................................   3,433     376,677
        Metro AG......................................  10,858     676,570
        MLP AG#.......................................   4,004      75,670
        Muenchener Rueckversicherungs-Gesellschaft AG.  13,844   2,255,120
        Premiere AG+#.................................   4,396      69,164
        Puma AG Rudolf Dassler Sport#.................     792     286,619
        Rheinmetall AG................................   2,412     168,341
        RWE AG........................................  29,807   3,379,448
        Salzgitter AG.................................   2,753     330,905
        SAP AG........................................  14,855   3,105,616
        Siemens AG....................................  56,717   5,398,386
        Solarworld AG#................................   2,432     148,480
        Suedzucker AG#................................   4,443     108,503
        ThyssenKrupp AG#..............................  24,129     931,176
        TUI AG#.......................................  14,280     301,453
        Volkswagen AG#................................  11,406   1,242,431
        Wincor Nixdorf AG.............................   1,054     151,214
                                                               -----------
                                                                58,643,212
                                                               -----------
      Gibraltar -- 0.0%
        PartyGaming PLC#..............................  67,071 $    36,917
                                                               -----------

                                                                Value
                   Security Description               Shares   (Note 3)

      -------------------------------------------------------------------
      Greece -- 0.6%
        Alpha Bank A.E...............................  24,584 $   768,365
        Athens Stock Exchange SA.....................   3,059      57,932
        Coca-Cola Hellenic Bottling Co. SA...........   7,257     265,066
        Cosmote Mobile Telecommunications SA.........   6,710     186,614
        EFG Eurobank Ergasias........................  15,408     550,951
        Folli-Follie SA..............................   1,104      40,939
        Hellenic Petroleum SA........................   7,169      94,943
        Hellenic Technodomiki Tev SA.................   7,984      87,127
        Hellenic Telecommunications Organization SA+.  21,365     620,787
        Intracom Holdings SA+........................   5,770      40,653
        Motor Oil Hellas Corinth Refineries SA.......   2,970      77,093
        National Bank of Greece SA...................  25,459   1,167,270
        OPAP SA......................................  14,962     562,744
        Piraeus Bank SA..............................  14,399     430,967
        Public Power Corp............................   6,995     172,863
        Technical Olympic SA.........................   5,333      18,151
        Titan Cement Co. SA..........................   3,857     209,020
        Viohalco.....................................   6,685      77,732
                                                              -----------
                                                                5,429,217
                                                              -----------
      Hong Kong -- 1.2%
        Bank of East Asia, Ltd.......................  98,000     529,134
        BOC Hong Kong Holdings, Ltd.................. 247,500     594,350
        Cathay Pacific Airways, Ltd..................  66,000     155,948
        Cheung Kong (Holdings), Ltd.................. 100,562   1,188,063
        CLP Holdings, Ltd............................ 121,000     799,537
        Hang Lung Properties, Ltd.................... 152,000     338,831
        Hang Seng Bank, Ltd..........................  51,188     684,371
        Henderson Land Development Co., Ltd..........  59,000     328,420
        Hong Kong & China Gas Co., Ltd............... 239,400     529,350
        Hong Kong Exchanges & Clearing, Ltd..........  71,500     629,632
        HongKong Electric Holdings, Ltd..............  92,500     436,413
        Hopewell Holdings, Ltd.......................  42,955     143,022
        Hutchison Whampoa, Ltd....................... 142,000   1,335,343
        Hysan Development Co., Ltd...................  43,000     113,874
        Link REIT.................................... 143,500     296,270
        Melco International Development..............  49,000     139,213
        MTR Corp., Ltd...............................  92,500     230,217
        New World Development Co., Ltd............... 172,000     316,637
        PCCW, Ltd.(2)................................ 241,657     156,885
        Shun Tak Holdings, Ltd.......................  66,000     103,343
        Sino Land Co., Ltd...........................  88,000     165,394
        Sun Hung Kai Properties, Ltd.................  91,282   1,035,009
        Swire Pacific, Ltd., Class A.................  62,316     656,106
        Techtronic Industries Co., Ltd...............  69,000      94,026
        Television Broadcasts, Ltd...................  19,926     114,119
        Wharf Holdings, Ltd..........................  82,000     287,257
        Wing Hang Bank, Ltd..........................  12,245     129,632
                                                              -----------
                                                               11,530,396
                                                              -----------
      Ireland -- 0.8%
        Allied Irish Banks PLC (London)..............   4,971     137,592
        Allied Irish Banks PLC (Dublin)..............  53,692   1,496,803
        Bank of Ireland (London).....................   3,678      78,617
        Bank of Ireland (Dublin).....................  61,704   1,323,827
        C&C Group PLC (London).......................   1,193      18,169
        C&C Group PLC (Dublin).......................  19,612     298,691
        CRH PLC (Dublin).............................  34,262   1,290,916
        CRH, PLC (Virt-x)............................   1,932      72,666
        DCC PLC (London).............................     121       3,727
        DCC PLC (Dublin).............................   5,238     159,550
        Depfa Bank PLC...............................  23,653     429,464
        Elan Corp. PLC (London)+.....................   1,596      22,722
        Elan Corp. PLC (Dublin)+.....................  27,202     391,592
        Fyffes PLC...................................  21,127      45,886

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Ireland (continued)
           Grafton Group PLC (Ireland)+(4).........  14,359 $   209,750
           Grafton Group PLC (United Kingdom)+(4)..     812      11,840
           Greencore Group PLC (Virt-x)............     961       5,269
           Greencore Group PLC (Dublin)............   9,604      52,657
           Iaws Group PLC Class A..................   7,190     176,444
           Independent News & Media PLC (London)...   3,397      12,012
           Independent News & Media PLC (Dublin)...  34,667     124,879
           Irish Life & Permanent PLC (London).....     413      10,376
           Irish Life & Permanent PLC (Dublin).....  17,229     433,528
           Kerry Group PLC (London)................     352       8,531
           Kerry Group PLC (Dublin)................   8,307     200,775
           Kingspan Group PLC (Ireland)............   8,051     179,661
           Kingspan Group PLC (United Kingdom).....     482      10,750
           Paddy Power PLC (London)................   3,026      62,717
           Paddy Power PLC (Dublin)................      17         354
           Ryanair Holdings PLC+...................   3,622      45,090
           Ryanair Holdings PLC+ ADR#..............   1,861     142,534
                                                            -----------
                                                              7,457,389
                                                            -----------
         Italy -- 3.4%
           Alleanza Assicurazioni SpA#.............  28,364     359,674
           Arnoldo Mondadori Editore SpA#..........   7,832      78,570
           Assicurazione Generali SpA#.............  64,165   2,791,493
           Autogrill SpA#..........................   6,822     119,349
           Autostrade SpA#.........................  19,178     593,307
           Banca Intesa SpA (London)............... 261,985   1,851,032
           Banca Intesa SpA (Milan)................  62,479     433,165
           Banca Monte dei Paschi di Siena SpA#....  73,834     471,799
           Banca Popolare di Milano Scarl#.........  27,811     450,449
           Banche Popolari Unite Scrl#.............  23,077     610,018
           Banco Popolare di Verona e Novara Scrl#.  25,147     706,699
           Benetton Group SpA#.....................   4,259      77,725
           Bulgari SpA#............................   9,995     140,973
           Capitalia SpA#.......................... 113,001   1,040,088
           Enel SpA#............................... 289,437   2,955,367
           Eni SpA................................. 174,437   5,710,710
           Fiat SpA+#..............................  36,591     678,915
           Finmeccanica SpA........................  19,898     493,572
           Fondiaria-Sai SpA#......................   4,948     227,451
           Gruppo Editoriale L'Espresso SpA#.......  11,639      62,504
           Italcementi SpA#........................   4,747     128,751
           Lottomatica SpA#........................   4,010     157,620
           Luxottica Group SpA.....................   9,235     280,076
           Mediaset SpA............................  51,448     609,810
           Mediobanca SpA#.........................  32,748     782,826
           Mediolanum SpA#.........................  17,096     136,979
           Pirelli & C. SpA........................ 192,882     186,218
           SanPaolo IMI SpA#.......................  74,605   1,650,013
           Seat Pagine Gialle SpA#................. 273,110     158,060
           Snam Rete Gas SpA#......................  65,566     362,525
           Telecom Italia SpA...................... 717,234   2,175,201
           Telecom Italia SpA (Milan)#............. 403,775   1,072,153
           Terna Rete Elettrica Nazionale SpA#.....  80,494     267,039
           Tiscali SpA+#...........................  17,284      55,909
           UniCredito Italiano SpA................. 523,382   4,519,281
                                                            -----------
                                                             32,395,321
                                                            -----------
         Japan -- 25.5%
           Access Co., Ltd.+#......................       9      60,257
           ACOM Co., Ltd.#.........................   3,409     128,697
           Aderans Co., Ltd.#......................   1,700      40,681
           Advantest Corp.#........................   7,320     383,216
           Aeon Co., Ltd........................... 115,330   2,719,977
           Aeon Credit Service Co., Ltd............   4,000      78,269
           AIFUL Corp..............................   3,650     116,669

                                                               Value
                   Security Description              Shares   (Note 3)

        ---------------------------------------------------------------
        Japan (continued)
          Aisin Seiki Co., Ltd.#....................  68,900 $2,172,563
          Ajinomoto Co., Inc.#......................  27,807    336,072
          Alfresa Holdings Corp.#...................   1,100     70,511
          All Nippon Airways Co., Ltd...............  29,000    106,475
          Alps Electric Co., Ltd.#..................   8,249     80,242
          Amada Co., Ltd............................  17,863    181,323
          Amano Corp.#..............................   3,248     40,069
          Aoyama Trading Co., Ltd...................   2,700     76,040
          Arrk Corp.................................   2,700     39,723
          Asahi Breweries, Ltd.#....................  17,395    250,958
          Asahi Glass Co., Ltd.#....................  43,249    511,119
          Asahi Kasei Corp.#........................  55,549    358,474
          Asatsu-DK, Inc.#..........................   1,700     53,311
          Asics Corp.#..............................   7,000     89,016
          Astellas Pharma, Inc......................  24,500  1,070,969
          Autobacs Seven Co., Ltd.#.................   1,355     49,164
          Bank of Fukuoka, Ltd......................  27,145    210,116
          Bank Of Kyoto, Ltd.#......................  12,000    114,138
          Benesse Corp.#............................   2,914    110,765
          Bridgestone Corp.#........................  28,100    615,382
          Canon Marketing Japan, Inc................   3,600     82,726
          Canon, Inc................................ 104,900  5,546,093
          Casio Computer Co., Ltd.#................. 140,592  3,224,671
          Central Glass Co., Ltd....................   7,000     40,638
          Central Japan Railway Co..................      72    777,504
          Chiyoda Corp.#............................ 131,000  2,478,424
          Chubu Electric Power Co., Inc.#...........  30,700    922,949
          Chugai Pharmaceutical Co., Ltd.#..........  12,936    263,738
          Circle K Sunkus Co., Ltd..................   2,100     36,066
          Citizen Watch Co., Ltd.#..................  17,647    132,328
          Coca-Cola West Japan Co., Ltd.............   2,900     61,380
          COMSYS Holdings Corp......................   4,737     47,225
          Credit Saison Co., Ltd....................   7,454    262,730
          CSK Holdings Corp.#.......................   3,000    130,880
          Dai Nippon Printing Co., Ltd.#............  29,000    434,919
          Daicel Chemical Industries, Ltd...........  12,427     86,636
          Daido Steel Co., Ltd.#....................  16,000     96,341
          Daifuku Co., Ltd.#........................ 164,000  2,585,633
          Daiichi Sankyo Co., Ltd................... 129,600  3,985,798
          Daikin Industries, Ltd....................  10,910    347,785
          Daimaru, Inc..............................   9,477    120,678
          Dainippon Ink and Chemicals, Inc..........  29,180    112,682
          Dainippon Screen Manufacturing Co., Ltd.#.   9,401     82,758
          Daito Trust Construction Co., Ltd.........   3,753    194,207
          Daiwa House Industry Co., Ltd.............  24,070    422,117
          Daiwa Securities Group, Inc...............  59,045    676,884
          Denki Kagaku Kogyo Kabushiki Kaisha.......  21,226     84,717
          Denso Corp................................  80,400  3,049,164
          Dentsu, Inc.#.............................      83    228,016
          Disco Corp.#..............................  37,000  2,518,768
          Dowa Mining Co., Ltd......................  12,000    100,143
          eAccess, Ltd.#............................      63     36,737
          East Japan Railway Co.....................     456  3,198,756
          Ebara Corp.#..............................  17,000     63,885
          Edion Corp.#..............................   3,500     51,009
          Eisai Co., Ltd.#..........................  11,506    614,290
          Electric Power Development Co., Ltd.......   7,200    300,428
          Elpida Memory, Inc.+#.....................  68,400  3,332,694
          FamilyMart Co., Ltd.......................   3,056     83,690
          Fanuc, Ltd................................   8,300    756,468
          Fast Retailing Co., Ltd.#.................   2,400    211,688
          Fuji Electric Holdings Co., Ltd.#.........  25,000    136,927
          Fuji Photo Film Co., Ltd..................  22,473    894,998
          Fuji Soft ABC, Inc.#......................   1,400     33,865
          Fuji Television Network, Inc..............      23     48,879

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Japan (continued)
        Fujikura, Ltd.#................................  16,000 $  140,987
        Fujitsu, Ltd.#.................................  85,448    698,318
        Furukawa Electric Co., Ltd.....................  29,000    196,665
        Glory, Ltd.....................................   3,000     55,203
        Goodwill Group, Inc.#..........................      60     53,389
        Gunma Bank, Ltd................................  17,000    109,853
        Gunze, Ltd.....................................   9,017     46,583
        Hakuhodo DY Holdings, Inc.#....................   1,210     76,726
        Hankyu Department Stores, Inc.#................   6,120     52,024
        Hankyu Hanshin Holdings, Inc.#.................  55,600    346,314
        Haseko Corp.+#.................................  34,500    118,621
        Hikari Tsushin, Inc.#..........................   1,000     44,577
        Hino Motors, Ltd.#.............................  12,000     61,060
        Hirose Electric Co., Ltd.#.....................   1,381    162,134
        Hitachi Cable, Ltd.............................   7,000     36,042
        Hitachi Capital Corp...........................   2,300     43,018
        Hitachi Chemical Co., Ltd......................   4,800    127,718
        Hitachi Construction Machinery Co., Ltd.#......   4,500    107,296
        Hitachi High-Technologies Corp.................   2,800     81,759
        Hitachi, Ltd................................... 153,849    914,415
        Hokkaido Electric Power Co., Inc...............   9,200    226,513
        Hokuhoku Financial Group, Inc.#................  56,177    207,227
        Honda Motor Co., Ltd...........................  71,600  2,536,046
        House Foods Corp.#.............................   3,983     64,689
        Hoya Corp......................................  18,900    744,538
        Ibiden Co., Ltd................................  54,100  2,710,725
        Index Corp.#...................................      51     32,647
        Inpex Holdings, Inc.+..........................      38    327,295
        Isetan Co., Ltd.#..............................   8,994    162,002
        Ishikawajima-Harima Heavy Industries Co., Ltd..  53,596    172,241
        Isuzu Motors, Ltd.............................. 320,000  1,434,754
        Ito En, Ltd.#..................................   2,700     82,338
        Itochu Corp....................................  70,000    565,418
        ITOCHU Techno-Solutions Corp.#.................  24,300  1,465,284
        Jafco Co., Ltd.#...............................   1,500     73,085
        Japan Airlines Corp.+..........................  43,000     80,238
        Japan Prime Reality Investment Corp.#..........      19     65,163
        Japan Real Estate Investment Corp.#............      17    174,766
        Japan Retail Fund Investment Corp..............      15    117,144
        Japan Steel Works, Ltd.#....................... 280,000  2,065,742
        Japan Tobacco, Inc.............................     926  4,103,823
        JFE Holdings, Inc.#............................  95,500  4,405,598
        JGC Corp.#.....................................   9,282    146,421
        JS Group Corp..................................  12,475    249,489
        JSR Corp.#.....................................   8,300    207,939
        JTEKT Corp.#...................................   9,000    181,936
        K K DaVinci Advisors+#.........................      47     45,475
        Kajima Corp.#..................................  41,000    194,100
        Kaken Pharmaceutical Co., Ltd.#................   3,214     25,183
        Kamigumi Co., Ltd..............................  12,135    100,745
        Kaneka Corp....................................  13,081    119,786
        Kansai Paint Co., Ltd.#........................  10,000     85,612
        Kao Corp.......................................  22,000    592,977
        Katokichi Co., Ltd.............................   6,609     48,816
        Kawasaki Heavy Industries, Ltd.#............... 680,842  2,423,281
        Kawasaki Kisen Kaisha, Ltd.#...................  23,631    169,033
        KDDI Corp......................................     111    742,206
        Keihin Electric Express Railway Co., Ltd.#.....  19,582    138,210
        Keio Corp.#....................................  25,000    165,652
        Keisei Electric Railway Co., Ltd.#.............  13,000     76,368
        Keyence Corp.#.................................   1,800    413,321
        Kikkoman Corp..................................   6,531     74,024
        Kinden Corp....................................   6,036     45,939
        Kintetsu Corp.#................................  75,072    233,475
        Kirin Brewery Co., Ltd.#.......................  35,937    506,667

                                                                  Value
                   Security Description                 Shares   (Note 3)

     ---------------------------------------------------------------------
     Japan (continued)
      Kobe Steel, Ltd.................................. 128,000 $  394,765
      Kokuyo Co., Ltd.#................................   4,462     70,155
      Komatsu, Ltd..................................... 166,400  3,025,977
      Komori Corp......................................   2,905     55,211
      Konami Corp.#....................................   4,261    122,579
      Konica Minolta Holdings, Inc.+#.................. 211,836  3,074,463
      Kose Corp.#......................................   1,700     47,583
      Kubota Corp.#....................................  51,000    448,957
      Kuraray Co., Ltd.................................  16,461    187,142
      Kurita Water Industries, Ltd.....................   5,310    109,407
      Kyocera Corp.....................................   7,443    671,931
      Kyowa Hakko Kogyo Co., Ltd.#.....................  14,265    112,267
      Kyushu Electric Power Co., Inc...................  18,100    459,712
      Lawson, Inc......................................   2,900    101,464
      Leopalace21 Corp.................................   5,800    194,912
      Mabuchi Motor Co., Ltd.#.........................   1,300     76,481
      Makita Corp.#....................................   5,000    144,270
      Marubeni Corp....................................  70,000    356,183
      Marui Co., Ltd.#.................................  14,996    192,770
      Matsui Securities Co., Ltd.#.....................   5,900     44,802
      Matsumotokiyoshi Co., Ltd.#......................   2,000     44,404
      Matsushita Electric Industrial Co., Ltd.#........  91,000  1,772,753
      Matsushita Electric Works, Ltd...................  16,000    179,828
      Mazda Motor Corp.#............................... 190,000  1,303,270
      MEDICEO Holdings Co., Ltd.#......................   7,900    149,121
      Meiji Dairies Corp...............................  12,000     88,739
      Meiji Seika Kaisha, Ltd.#........................  14,975     69,600
      Meitec Corp.#....................................   1,716     54,702
      Millea Holdings, Inc.............................  32,800  1,178,766
      Minebea Co., Ltd.................................  15,125    104,923
      Mitsubishi Chemical Holdings Corp................  53,500    325,377
      Mitsubishi Corp..................................  62,201  1,160,677
      Mitsubishi Electric Corp......................... 369,000  3,356,719
      Mitsubishi Estate Co., Ltd....................... 164,750  4,070,537
      Mitsubishi Gas Chemical Co., Inc.................  16,864    164,481
      Mitsubishi Heavy Industries, Ltd................. 148,000    643,117
      Mitsubishi Logistics Corp.#......................   5,000     79,694
      Mitsubishi Materials Corp.#......................  44,000    169,911
      Mitsubishi Rayon Co., Ltd.#......................  24,042    163,665
      Mitsubishi Securities Co., Ltd...................  11,000    130,284
      Mitsubishi UFJ Financial Group, Inc..............     735  9,397,434
      Mitsui & Co., Ltd.#..............................  71,331    973,634
      Mitsui Chemicals, Inc.#..........................  29,000    215,706
      Mitsui Engineering & Shipbuilding Co., Ltd.#.....  31,668    112,714
      Mitsui Fudosan Co., Ltd..........................  38,000    892,920
      Mitsui Mining & Smelting Co., Ltd................  25,977    123,203
      Mitsui O.S.K. Lines, Ltd.#.......................  49,000    449,130
      Mitsui Sumitomo Insurance Co., Ltd...............  54,996    678,453
      Mitsui Trust Holdings, Inc.......................  31,000    328,867
      Mitsukoshi, Ltd..................................  19,000     94,216
      Mitsumi Electric Co., Ltd.#......................   3,400     59,038
      Mizuho Financial Group, Inc.#....................     865  6,366,723
      Mori Seiki Co., Ltd.#............................ 105,000  2,340,288
      Murata Manufacturing Co., Ltd....................  52,273  3,567,506
      NamCo Bandai Holdings, Inc.#.....................   9,718    147,254
      NEC Corp.#.......................................  92,441    441,621
      NEC Electronics Corp.+#..........................   1,700     54,486
      Net One Systems Co., Ltd.#.......................      25     36,931
      NGK Insulators, Ltd.#............................  12,537    186,070
      NGK Spark Plug Co., Ltd.#........................   7,455    136,213
      NHK Spring Co., Ltd.#............................   7,000     74,139
      Nichirei Corp....................................  11,213     64,514
      Nidec Corp.#.....................................   4,960    387,785
      Nihon Unisys, Ltd.#.............................. 135,000  2,384,994
      Nikko Cordial Corp.#.............................  38,500    475,617

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                    Security Description           Shares   (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Japan (continued)
             Nikon Corp.#......................... 146,485 $3,024,484
             Nintendo Co., Ltd....................   4,500  1,072,956
             Nippon Building Fund, Inc............      21    257,613
             Nippon Electric Glass Co., Ltd.......  10,000    217,269
             Nippon Express Co., Ltd.#............  35,879    193,723
             Nippon Kayaku Co., Ltd.#.............   7,000     54,365
             Nippon Light Metal Co., Ltd.#........  22,000     53,406
             Nippon Meat Packers, Inc.#...........   7,000     73,293
             Nippon Mining Holdings, Inc.#........  40,500    295,646
             Nippon Oil Corp......................  58,000    412,371
             Nippon Paper Group, Inc.#............      40    148,590
             Nippon Sheet Glass Co., Ltd.#........  19,067     84,665
             Nippon Shokubai Co., Ltd.............   5,502     59,034
             Nippon Steel Corp.#.................. 280,389  1,259,577
             Nippon Telegraph and Telephone Corp..     239  1,209,918
             Nippon Yusen Kabushiki Kaisha#.......  49,000    343,303
             Nishi-Nippon City Bank, Ltd..........  27,000    125,956
             Nishimatsu Construction Co., Ltd.#...  12,571     41,485
             Nissan Chemical Industries, Ltd.#....   7,000     83,392
             Nissan Motor Co., Ltd.#.............. 104,300  1,272,270
             Nissha Printing Co, Ltd..............  31,000    990,886
             Nisshin Seifun Group, Inc............   8,963     88,503
             Nisshin Steel Co., Ltd.#.............  38,000    127,044
             Nisshinbo Industries, Inc............   6,532     64,725
             Nissin Food Products Co., Ltd.#......   4,055    137,671
             Nitori Co., Ltd.#....................   1,750     75,893
             Nitto Denko Corp.#...................   7,507    362,525
             NOK Corp.............................   5,200     96,359
             Nomura Holdings, Inc.................  81,800  1,434,530
             Nomura Real Estate Office Fund, Inc..      11     94,268
             Nomura Research Institute, Ltd.#.....  18,000  2,567,319
             NS Solutions Corp....................  45,000  1,337,307
             NSK, Ltd.............................  21,077    186,817
             NTN Corp.#...........................  17,277    147,762
             NTT Data Corp.#......................      58    291,616
             NTT DoCoMo, Inc.#....................     861  1,316,548
             NTT Urban Development Corp.#.........      10     87,253
             Obayashi Corp.#......................  29,861    188,316
             Obic Co, Ltd.#.......................     330     68,705
             Odakyu Electric Railway Co., Ltd.#...  29,000    189,150
             OJI Paper Co., Ltd.#.................  33,528    176,395
             Oki Electric Industry Co., Ltd.#.....  26,000     59,747
             OKUMA Corp.#.........................   7,000     74,442
             Okumura Corp.#.......................   7,977     38,867
             Olympus Corp.#.......................  10,206    320,053
             Omron Corp...........................  10,384    279,885
             Onward Kashiyama Co., Ltd............   6,944     93,163
             ORACLE Corp. JAPAN#..................   1,400     65,915
             Oriental Land Co., Ltd.#.............   2,271    119,480
             ORIX Corp.#..........................  13,660  3,740,849
             Osaka Gas Co., Ltd...................  93,188    335,704
             OSG Corp.#...........................   3,700     59,293
             Otsuka Corp.#........................     700     74,260
             Park24 Co, Ltd.#.....................   4,600     62,589
             Pioneer Corp.#.......................   7,311    106,044
             Promise Co., Ltd.#...................   3,800    130,655
             QP Corp..............................   6,500     58,118
             Rakuten, Inc.+#......................     301    136,777
             Resona Holdings, Inc.#...............     209    619,299
             Ricoh Co., Ltd.......................  31,000    589,175
             Rinnai Corp..........................   1,700     48,611
             Rohm Co., Ltd........................   4,908    452,831
             Round One Corp.#.....................      15     51,574
             Ryohin Keikaku Co., Ltd.#............   1,100     85,145
             Sanken Electric Co., Ltd.#...........   5,000     59,479

                                                                  Value
                   Security Description                 Shares   (Note 3)

     ---------------------------------------------------------------------
     Japan (continued)
      Sankyo Co., Ltd..................................   2,500 $  128,072
      Santen Pharmaceutical Co., Ltd.#.................   3,500    100,989
      Sanwa Shutter Corp.#.............................   9,000     52,093
      Sanyo Electric Co., Ltd.+#.......................  75,000    107,555
      Sapporo Hokuyo Holdings, Inc.....................      13    129,152
      Sapporo Holdings, Ltd.#..........................  11,000     61,103
      SBI E Trade Securi...............................      75     70,623
      SBI Holdings, Inc.#..............................     427    149,951
      Secom Co., Ltd...................................   9,559    497,129
      Sega Sammy Holdings, Inc.#.......................   8,500    214,051
      Seiko Epson Corp.#...............................   6,300    153,479
      Seino Holdings Corp..............................   5,893     58,647
      Sekisui Chemical Co., Ltd........................  20,925    176,793
      Sekisui House, Ltd............................... 141,000  2,132,875
      Seven & I Holdings Co., Ltd......................  37,800  1,204,976
      SFCG Co., Ltd.#..................................     260     41,014
      Sharp Corp.#.....................................  46,330    780,071
      Shimachu Co., Ltd................................   2,197     59,217
      Shimamura Co., Ltd.#.............................     900    104,730
      Shimano, Inc.....................................   3,140     95,484
      Shimizu Corp.#...................................  26,559    138,583
      Shin-Etsu Chemical Co., Ltd......................  17,826  1,178,082
      Shinko Electric Industries.......................   3,100     79,405
      Shinko Securities Co., Ltd.......................  22,000     84,385
      Shinsei Bank, Ltd................................  71,000    420,768
      Shionogi & Co., Ltd.#............................  13,507    261,960
      Shiseido Co., Ltd.#..............................  16,000    322,751
      Showa Denko K.K.#................................  47,798    189,532
      Showa Shell Sekiyu K.K...........................   9,400    105,974
      SMC Corp.........................................   2,500    343,182
      Softbank Corp.#..................................  33,900    710,185
      Sojitz Corp.+#...................................  29,900     92,731
      Sompo Japan Insurance, Inc.......................  38,000    484,212
      Sony Corp........................................  46,062  1,822,504
      Stanley Electric Co., Ltd........................   7,100    147,514
      Sumco Corp.#.....................................  45,200  3,397,175
      Sumitomo Bakelite Co., Ltd.......................   8,000     56,533
      Sumitomo Chemical Co., Ltd.......................  68,000    457,034
      Sumitomo Corp....................................  49,300    691,661
      Sumitomo Electric Industries, Ltd.#..............  33,587    533,016
      Sumitomo Heavy Industries, Ltd.#.................  26,000    256,957
      Sumitomo Metal Industries, Ltd................... 787,000  3,018,686
      Sumitomo Metal Mining Co., Ltd.#.................  24,341    318,364
      Sumitomo Mitsui Financial Group, Inc.#...........     601  6,334,240
      Sumitomo Osaka Cement Co., Ltd...................  16,796     52,236
      Sumitomo Realty & Development Co., Ltd.#.........  17,000    541,920
      Sumitomo Rubber Industries, Ltd.#................ 163,200  2,116,221
      Sumitomo Titanium Corp.#.........................  25,800  3,006,712
      Suruga Bank, Ltd.#...............................   9,000    119,347
      Suzuken Co., Ltd.#...............................   3,200    113,343
      T&D Holdings, Inc................................  10,709    779,896
      Taiheiyo Cement Corp.#...........................  41,000    163,639
      Taisei Corp.#....................................  44,384    139,569
      Taisho Pharmaceutical Co., Ltd.#.................   7,000    126,992
      Taiyo Nippon Sanso Corp.#........................  12,000    107,088
      Taiyo Yuden Co., Ltd.#...........................   4,000     67,315
      Takara Holdings, Inc.#...........................   7,794     48,479
      Takashimaya Co., Ltd.#...........................  12,000    172,502
      Takeda Pharmaceutical Co., Ltd...................  80,800  5,277,077
      Takefuji Corp.#..................................   5,170    206,791
      Tanabe Seiyaku Co., Ltd..........................  10,000    127,252
      TDK Corp.#.......................................   5,800    443,938
      Teijin, Ltd.#....................................  38,277    247,674
      Terumo Corp.#....................................   7,700    312,643
      The 77 Bank, Ltd.#...............................  15,000    100,557

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description               Shares    (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Japan (continued)
        The Bank of Yokohama, Ltd....................  54,000 $    413,788
        The Chiba Bank, Ltd..........................  35,000      302,060
        The Joyo Bank, Ltd...........................  30,723      174,642
        The Kansai Electric Power Co., Inc...........  36,100      901,292
        The Shizuoka Bank, Ltd.......................  26,163      267,608
        The Sumitomo Trust & Banking Co., Ltd........  57,000      612,077
        The Tokyo Electric Power Co., Inc............  55,800    1,740,210
        THK Co., Ltd.#...............................   5,500      142,542
        TIS, Inc.#...................................   1,668       40,131
        Tobu Railway Co., Ltd.#......................  37,624      187,868
        Toda Corp.#..................................   9,683       42,160
        Toho Co., Ltd.#..............................   6,900      124,582
        Toho Titanium Co., Ltd.#.....................   1,400       72,204
        Tohoku Electric Power Co., Inc...............  20,116      469,208
        Tokai Rika Co., Ltd..........................   2,700       66,360
        Tokuyama Corp................................  10,000      133,904
        Tokyo Broadcasting System, Inc...............   1,800       44,784
        Tokyo Electron, Ltd.#........................  29,400    2,270,623
        Tokyo Gas Co., Ltd........................... 103,077      511,133
        Tokyo Seimitsu Co., Ltd.#....................   1,500       69,457
        Tokyo Steel Manufacturing Co., Ltd...........   4,900       72,555
        Tokyo Style Co., Ltd.........................   4,000       43,471
        Tokyo Tatemono Co., Ltd.#....................  13,000      139,709
        Tokyu Corp.#.................................  48,426      319,200
        Tokyu Land Corp..............................  18,000      174,161
        TonenGeneral Sekiyu KK#......................  13,000      133,981
        Toppan Printing Co., Ltd.#...................  25,477      273,577
        Toray Industries, Inc........................  60,992      453,666
        Toshiba Corp.#............................... 132,618      848,948
        Toshiba Machine Co., Ltd.#................... 180,000    1,637,424
        Tosoh Corp...................................  21,718       95,311
        Toto, Ltd.#..................................  12,771      126,105
        Toyo Seikan Kaisha, Ltd.#....................   7,726      127,282
        Toyo Suisan Kaisha, Ltd.#....................   4,000       59,747
        Toyo Tanso Co., Ltd.#........................  30,000    2,386,938
        Toyobo Co., Ltd.#............................  30,876       85,889
        Toyoda Gosei Co., Ltd........................   3,000       68,161
        Toyota Industries Corp.......................   9,000      395,750
        Toyota Motor Corp............................ 244,549   14,830,754
        Toyota Tsusho Corp.#.........................   9,600      250,460
        Trend Micro, Inc.+#..........................   4,000      120,945
        Tsumura & Co.#...............................  98,000    2,125,005
        Ube Industreis, Ltd..........................  41,463      123,219
        Uni-Charm Corp.#.............................   1,900      107,347
        Uniden Corp..................................   2,000       14,894
        UNY Co., Ltd.................................   8,295      100,181
        Ushio, Inc...................................   5,300      105,995
        USS Co, Ltd..................................   1,310       83,293
        Wacoal Corp..................................   5,000       65,786
        West Japan Railway Co........................      78      356,460
        Yahoo Japan Corp.#...........................     701      276,149
        Yakult Honsha Co., Ltd.#.....................   4,858      123,386
        Yamada Denki Co., Ltd.#......................  24,990    2,368,280
        Yamaha Corp.#................................   8,151      170,407
        Yamaha Motor Co., Ltd........................   8,600      236,258
        Yamaichi Securities Co., Ltd. ADR+#(1)(2)(8).   6,000            0
        Yamato Transport Co., Ltd.#..................  15,923      243,890
        Yamazaki Baking Co., Ltd.#...................   4,513       44,017
        Yaskawa Electric Corp.#......................   8,000       87,979
        Yokogawa Electric Corp.#.....................  10,200      164,338
        Zeon Corp....................................   7,000       71,781
                                                              ------------
                                                               244,439,620
                                                              ------------

                                                             Value
                   Security Description            Shares   (Note 3)

          ------------------------------------------------------------
          Luxembourg -- 0.1%
           Acergy SA+#............................  12,934 $   253,544
           Oriflame Cosmetics SA SDR..............   2,806     105,702
           Stolt-Nielsen SA#......................   2,698      82,344
                                                           -----------
                                                               441,590
                                                           -----------
          Netherlands -- 3.4%
           ABN Amro Holding NV.................... 121,556   3,655,919
           Aegon NV...............................  97,164   1,761,618
           Akzo Nobel NV..........................  18,213   1,044,172
           ASML Holding NV+.......................  32,503     807,531
           Buhrmann NV#...........................   7,251     101,982
           Corio NV#..............................   2,704     201,076
           Euronext NV (Amsterdam)................     111      12,650
           Euronext NV (Paris)#...................   5,922     678,795
           European Aeronautic Defense and Space
             Co...................................  21,847     642,604
           Fugro NV#..............................   3,889     180,007
           Getronics NV#..........................   8,259      62,892
           Hagemeyer NV+..........................  34,594     164,474
           Heineken NV............................  16,414     799,954
           ING Groep NV........................... 125,577   5,353,454
           James Hardie Industries NV#............  31,049     206,257
           Koninklijke (Royal) KPN NV............. 140,125   1,920,698
           Koninklijke (Royal) Philips
             Electronics NV.......................  78,246   2,910,830
           Koninklijke Ahold NV+.................. 104,195   1,043,210
           Koninklijke DSM DV.....................  10,148     483,688
           Mittal Steel Co. NV (Amsterdam)........  11,081     456,103
           Mittal Steel Co. NV (Paris)............  35,525   1,463,179
           Oce NV#................................   5,264      87,770
           Qiagen NV+#............................   9,502     139,053
           Randstad Holding NV#...................   3,101     198,852
           Reed Elsevier NV#......................  47,442     799,196
           Rodamco Europe NV......................   3,603     434,935
           Royal Numico NV#.......................  11,486     592,183
           SBM Offshore NV........................   9,405     305,409
           STMicroelectronics NV#.................  45,700     824,321
           TPG NV.................................  27,713   1,166,014
           Unilever NV............................ 114,889   3,032,416
           Vedior NV..............................  11,476     219,007
           Wereldhave NV#.........................   1,392     170,431
           Wolters Kluwer NV......................  19,651     550,425
                                                           -----------
                                                            32,471,105
                                                           -----------
          New Zealand -- 0.1%
           Auckland International Airport, Ltd.#..  65,494      96,813
           Contact Energy, Ltd.#..................  19,340     102,971
           Fisher & Paykel Appliances Holdings,
             Ltd.#................................  18,043      50,502
           Fisher & Paykel Healthcare Corp........  34,243     101,236
           Fletcher Building, Ltd.................  31,470     218,380
           Kiwi Income Property Trust(4)..........  48,027      45,357
           Sky City Entertainment Group, Ltd.#....  28,836     101,037
           Sky Network Television, Ltd.#..........  13,045      51,778
           Telecom Corp. of New Zealand, Ltd.#.... 131,454     412,919
           Tower, Ltd.+...........................  10,114      14,535
           Vector, Ltd.#..........................  16,767      28,916
           Warehouse Group, Ltd.#.................   7,169      32,969
                                                           -----------
                                                             1,257,413
                                                           -----------
          Norway -- 0.7%
           Aker Kvaerner ASA#.....................   1,860     212,578
           DET Norske Oljeselskap+#...............  55,600     104,253
           DNB NOR ASA#...........................  44,744     607,986
           Norsk Hydro ASA........................  47,385   1,173,124
           Norske Skogindustrier ASA#.............  11,476     190,962
           Ocean RIG ASA+#........................  12,200      91,503
           Orkla ASA..............................  12,557     704,316

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Norway (continued)
         PAN Fish ASA+............................... 172,900 $  151,854
         Petroleum Geo-Services#.....................   3,818    257,227
         ProSafe ASA#................................   2,787    189,803
         Schibsted ASA#..............................   3,291    112,197
         SeaDrill, Ltd.+#............................  14,700    244,014
         Statoil ASA.................................  43,988  1,221,135
         Storebrand ASA..............................  15,197    194,903
         Tandberg ASA................................   8,142    112,353
         Tandberg Television ASA+#...................   5,444     60,982
         Telenor ASA.................................  50,597    868,637
         TGS Nopec Geophysical Co. ASA+..............   7,180    139,292
         Tomra Systems ASA#..........................  11,758     83,607
         Yara International ASA......................  13,786    287,031
                                                              ----------
                                                               7,007,757
                                                              ----------
        Portugal -- 0.3%
         Banco BPI SA................................  20,382    160,068
         Banco Comercial Portugues SA................ 145,203    492,287
         Banco Espirito Santo SA.....................  13,409    229,081
         Brisa-Auto Estradas de Portugal SA..........  20,112    233,592
         Cimpor Cimentos de Portugal SGPS SA.........  15,788    120,853
         Energias de Portugal SA..................... 134,788    639,054
         Jeronimo Martins SGPS SA....................   2,532     54,155
         Portugal Telecom SGPS SA....................  52,955    681,673
         PT Multimedia-Servicos de Telecomunicacoes
           e Multimedia, SGPS SA.....................   5,260     67,362
         Sonae Industria SGPS SA+....................   4,692     45,672
         Sonae SGPS SA...............................  53,626    106,530
                                                              ----------
                                                               2,830,327
                                                              ----------
        Singapore -- 0.8%
         Allgreen Properties, Ltd.#..................  28,816     33,510
         Ascendas Real Estate Investment Trust#......  61,000     94,715
         CapitaCommercial Trust......................  64,000    105,737
         CapitaLand, Ltd.#...........................  83,000    337,015
         CapitaMall Trust#...........................  62,000    111,171
         Chartered Semiconductor Manufacturing,
           Ltd.+#....................................  68,000     60,523
         City Developments, Ltd.#....................  33,000    259,412
         ComfortDelGro Corp., Ltd.................... 117,000    119,337
         Cosco Corp. Singapore, Ltd..................  51,000     72,893
         Creative Technology, Ltd.#..................   3,750     24,606
         DBS Group Holdings, Ltd.....................  75,000  1,023,226
         Fraser and Neave, Ltd.......................  55,730    155,686
         Haw Par Corp., Ltd..........................   7,429     33,302
         Jardine Cycle & Carriage, Ltd...............   9,059     82,983
         Keppel Corp., Ltd...........................  37,000    418,256
         Keppel Land, Ltd.#..........................  23,706    101,647
         Neptune Orient Lines, Ltd.#.................  29,000     39,942
         Olam International, Ltd.....................  41,000     55,404
         Overseas-Chinese Banking Corp., Ltd......... 167,000    786,584
         Parkway Holdings, Ltd.#.....................  42,000     76,401
         SembCorp Industries, Ltd....................  52,360    125,861
         SembCorp Marine, Ltd.#......................  34,000     74,660
         Singapore Airlines, Ltd.....................  36,739    374,729
         Singapore Exchange, Ltd.#...................  53,000    184,213
         Singapore Land, Ltd.........................   7,488     39,404
         Singapore Petroleum Co., Ltd.#..............   8,943     25,912
         Singapore Post, Ltd.........................  89,000     60,133
         Singapore Press Holdings, Ltd.#............. 100,250    283,963
         Singapore Technologies Engineering, Ltd.....  89,000    174,617
         Singapore Telecommunications, Ltd........... 477,860    894,096
         SMRT Corp, Ltd..............................  41,000     30,365
         STATS ChipPAC, Ltd.+#.......................  88,000     74,322
         Suntec Real Estate Investment Trust#........  67,000     74,432
         United Overseas Bank, Ltd...................  77,000    930,453

                                                                      Value
                   Security Description                     Shares   (Note 3)

-------------------------------------------------------------------------------
Singapore (continued)
  United Overseas Land, Ltd................................  33,700 $    98,522
  Venture Corp., Ltd.......................................  17,000     152,412
  Want Want Holdings, Ltd..................................  30,000      46,200
  Wing Tai Holdings, Ltd...................................  32,000      43,034
                                                                    -----------
                                                                      7,679,678
                                                                    -----------
Spain -- 3.5%
  Abertis Infraestructuras SA#.............................  15,306     430,951
  Acciona SA...............................................   1,916     350,169
  Acerinox SA#.............................................  12,172     332,556
  ACS, Actividades de Construccion y Servicios SA..........  16,550     924,501
  Altadis SA...............................................  17,160     859,037
  Antena 3 de Television SA#...............................   5,212     124,176
  Banco Bilbao Vizcaya Argentaria SA....................... 227,193   5,491,119
  Banco Popular Espanol SA#................................  57,010   1,001,901
  Banco Santander Central Hispano SA....................... 398,095   7,228,150
  Cintra Concesiones de Infraestructuras de Transporte SA#.  13,823     231,211
  Corp Mapfre SA#..........................................  36,029     162,231
  Ebro Puleva SA#..........................................   5,673     133,732
  Endesa SA................................................  49,657   2,306,976
  Fadesa Inmobiliaria SA#..................................   3,416     159,606
  Fomento de Construcciones y Contratas SA#................   3,062     298,460
  Gamesa Corp. Tecnologica SA..............................  11,412     300,456
  Gas Natural SDG, SA#.....................................  12,002     489,562
  Grupo Ferrovial SA#......................................   4,229     408,850
  Iberdrola SA#............................................  51,343   2,277,871
  Iberia Lineas Aereas de Espana SA........................  31,764     111,477
  Indra Sistemas SA#.......................................   8,296     201,828
  Industria de Diseno Textil SA............................  14,617     740,832
  NH Hoteles SA............................................   4,564      90,182
  Promotora de Informaciones SA#...........................   5,133      91,907
  Repsol YPF SA#...........................................  57,260   2,055,056
  Sacyr Vallehermoso SA#...................................   6,675     408,940
  Sociedad General de Aguas de Barcelona SA, Class A#......   4,021     137,604
  Sogecable SA+#...........................................   2,757      91,719
  Telefonica SA#........................................... 298,844   6,051,388
  Union Fenosa SA#.........................................   7,145     372,822
  Zeltia SA+#..............................................  10,843      80,990
                                                                    -----------
                                                                     33,946,260
                                                                    -----------
Sweden -- 2.1%
  Alfa Laval AB#...........................................   6,326     245,226
  Assa Abloy AB, Class B#..................................  20,852     423,951
  Atlas Copco AB, Class A..................................  22,403     659,104
  Atlas Copco AB, Class B..................................  13,963     399,584
  Axfood AB#...............................................   2,019      75,908
  Billerud AB#.............................................   2,892      49,826
  Boliden AB...............................................  19,350     466,163
  Castellum AB.............................................  10,316     130,663
  D Carnegie AB#...........................................   4,273      85,161
  Electrolux AB, Class B#..................................  18,013     337,957
  Elekta AB, Class B#......................................   5,939     129,853
  Eniro AB#................................................  11,591     146,389
  Fabege AB#...............................................   5,400     137,582
  Getinge AB, Class B......................................  12,182     229,446
  Hennes & Mauritz AB, Class B.............................  31,788   1,480,562
  Hoganas AB#..............................................   1,831      48,121
  Holmen AB#...............................................   3,569     152,682
  Husqvarna AB+............................................  17,913     244,542
  Kungsleden AB............................................   9,100     126,887
  Lundin Petroleum AB+#....................................  14,687     156,541
  Modern Times Group AB+...................................   3,415     207,922
  Nobia AB.................................................   3,300     116,601
  Nordea Bank AB........................................... 139,026   1,960,857
  OMX AB#..................................................   5,237      94,624

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Sweden (continued)
         Sandvik AB.................................  67,500 $   867,280
         SAS AB+#...................................   5,081      74,928
         Scania AB, Class B#........................   6,681     455,545
         Securitas AB#..............................  20,904     286,900
         Securitas Direct AB+#......................  21,204      61,919
         Securitas Systems AB+#.....................  21,204      78,327
         Skandinaviska Enskilda Banken AB, Class A#.  31,127     913,495
         Skanska AB, Class B........................  25,132     449,507
         SKF AB, Class B#...........................  27,177     444,419
         Ssab Svenskt Staal AB#.....................   4,335      85,763
         Ssab Svenskt Stal AB, Series A#............  10,011     210,481
         Svenska Cellulosa AB, Class B..............  12,503     612,463
         Svenska Handelsbanken, Class A#............  34,060     917,516
         Swedish Match AB...........................  20,018     354,385
         Tele2 AB, Class B#.........................  21,814     280,279
         Telefonaktiebolaget LM Ericsson, Class B... 993,157   3,842,701
         Telelogic AB+#.............................  15,716      29,601
         TeliaSonera AB............................. 125,044     944,813
         Trelleborg AB#.............................   5,681     122,761
         Volvo AB, Class A#.........................   6,273     419,024
         Volvo AB, Class B#.........................  14,509     942,693
         Wihlborgs Fastigheter AB...................   2,230      42,897
                                                             -----------
                                                              20,543,849
                                                             -----------
       Switzerland -- 6.0%
         ABB, Ltd................................... 138,885   2,242,511
         Adecco SA..................................   8,777     581,520
         Ciba Specialty Chemicals AG................   4,745     308,837
         Clariant AG+...............................  15,421     216,826
         Compagnie Financiere Richemont AG(4).......  34,974   1,883,822
         Credit Suisse Group........................  77,255   5,108,861
         Geberit AG.................................     264     382,870
         Givaudan SA................................     411     367,993
         Holcim, Ltd................................  13,444   1,205,966
         Kudelski SA#...............................   2,203      73,715
         Kuehne & Nagel International AG............   3,618     261,749
         Kuoni Reisen Holding AG+...................     192      99,653
         Logitech International SA+.................  11,554     339,852
         Lonza Group AG.............................   2,535     211,744
         Micronas Semiconductor Holding AG+#........   2,187      45,623
         Nestle SA..................................  26,849   9,476,908
         Nobel Biocare Holding AG...................   1,571     427,358
         Novartis AG................................ 155,996   9,092,390
         OC Oerlikon Corp. AG+#.....................     426     181,292
         Phonak Holding AG..........................   3,070     229,661
         PSP Swiss Property AG+.....................   3,143     173,620
         Rieter Holding AG..........................     299     149,700
         Roche Holding AG...........................  47,071   8,503,731
         Schindler Holding AG.......................   3,445     205,682
         Serono SA, Class B.........................     326     296,240
         SGS SA.....................................     288     307,370
         SIG Holding AG+............................     414     126,611
         Straumann AG#..............................     520     129,848
         Sulzer AG..................................     244     249,212
         Swatch Group AG............................   3,525     150,454
         Swatch Group AG, Class B...................   2,168     459,054
         Swiss Re...................................  22,577   1,927,259
         Swisscom AG................................   1,236     452,774
         Syngenta AG+...............................   6,971   1,226,207
         UBS AG..................................... 133,693   8,037,868
         Zurich Financial Services AG...............   9,716   2,525,479
                                                             -----------
                                                              57,660,260
                                                             -----------

                                                            Value
                  Security Description           Shares    (Note 3)

          -----------------------------------------------------------
          United Kingdom -- 20.6%
            3i Group PLC+......................    31,191 $   597,195
            Aegis Group PLC....................    56,946     151,961
            Aggreko PLC........................    17,139     132,658
            Alliance Boots PLC.................    55,107     858,488
            AMEC PLC...........................    22,338     181,901
            American Physicians Capital, Inc...   104,213   2,947,886
            Amvescap PLC.......................    49,738     537,748
            Anglo American PLC.................    96,611   4,485,744
            ARM Holdings PLC...................    91,231     215,205
            Arriva PLC.........................    13,257     181,117
            AstraZeneca PLC (London)...........   104,442   6,056,549
            Aviva PLC..........................   170,450   2,638,612
            BAE Systems PLC....................   216,620   1,647,925
            Balfour Beatty PLC.................    28,742     235,038
            Barclays PLC.......................   436,093   5,833,581
            Barratt Developments PLC...........    16,282     353,510
            BBA Aviation PLC...................    27,394     153,876
            Bellway PLC........................     7,587     217,597
            BG Group PLC.......................   229,431   3,087,120
            BHP Billiton PLC...................   164,106   3,113,005
            Biffa PLC..........................    23,330     119,812
            Bovis Homes Group PLC..............     8,045     160,042
            BP PLC............................. 1,323,281  14,931,106
            Britannic Group PLC................    45,899     572,934
            British Airways PLC+...............    38,159     369,617
            British Land Co. PLC...............    34,787   1,041,466
            British Sky Broadcasting Group PLC.    77,149     801,500
            Brixton PLC........................    17,138     183,605
            BT Group PLC.......................   557,887   3,117,272
            Bunzl PLC..........................    23,273     300,799
            Burberry Group PLC.................    29,660     350,991
            Cable & Wireless PLC...............   163,668     500,290
            Cadbury Schweppes PLC..............   140,128   1,442,014
            Capita Group PLC...................    42,105     474,674
            Carnival PLC.......................    11,457     557,409
            Carphone Warehouse PLC#............    26,758     142,282
            Cattles PLC........................    22,041     174,608
            Centrica PLC.......................   243,322   1,582,010
            Charter PLC+.......................    11,158     190,057
            Close Brothers Group PLC...........     8,826     170,721
            Cobham PLC.........................    75,660     263,621
            Collins Stewart Tullett PLC+.......    14,228     239,132
            Compass Group PLC..................   141,944     800,805
            Cookson Group PLC..................    12,913     150,525
            Corus Group PLC....................    60,152     592,105
            CSR PLC+#..........................     8,638     112,748
            Daily Mail & General Trust.........    19,952     278,466
            Davis Service Group PLC............    11,442     114,541
            De La Rue PLC......................    10,914     137,629
            Diageo PLC.........................   186,080   3,571,906
            DSG International PLC..............   122,887     471,052
            Electrocomponents PLC..............    29,171     161,277
            Emap PLC...........................    14,465     241,694
            EMI Group PLC......................    53,143     308,435
            Enterprise Inns PLC................    20,847     503,644
            Experian Group, Ltd................    68,242     787,441
            Fiberweb PLC+......................     7,896      28,094
            First Choice Holidays PLC..........    33,613     169,316
            FirstGroup PLC.....................    26,348     284,865
            FKI PLC............................    39,074      76,618
            Friends Provident PLC..............   114,672     468,866
            Gallaher Group PLC.................    43,963     821,856
            George Wimpey PLC..................    26,629     289,473
            GKN PLC............................    47,464     272,209
            GlaxoSmithKline PLC................   388,196  10,309,425

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                  Security Description                Shares    (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      United Kingdom (continued)
        Great Portland Estates PLC..................    10,895 $   131,285
        Group 4 Securicor PLC.......................    76,695     255,920
        Hammerson PLC...............................    19,108     542,388
        Hanson PLC..................................    47,747     684,229
        Hays PLC....................................    97,920     288,248
        HBOS PLC....................................   254,534   5,208,642
        HMV Group PLC...............................    26,991      89,269
        Home Retail Group...........................    58,673     470,572
        HSBC Holdings PLC...........................   772,120  14,236,907
        ICAP PLC....................................    32,358     291,164
        IMI PLC.....................................    22,728     232,323
        Imperial Chemical Industries PLC............    79,909     653,457
        Imperial Tobacco Group PLC..................    45,939   1,687,792
        Inchcape PLC................................    30,690     301,493
        Intercontinental Hotels Group PLC...........    23,963     479,767
        International Power PLC.....................    99,653     664,566
        Intertek Group PLC..........................    10,462     158,767
        Invensys PLC+...............................    53,349     273,975
        Investec PLC#...............................    22,504     267,193
        ITV PLC.....................................   266,268     584,917
        J Sainsbury PLC.............................    97,473     764,514
        Johnson Matthey PLC.........................    14,698     394,384
        Kelda Group PLC.............................    24,028     435,725
        Kesa Electricals PLC........................    35,492     248,724
        Kingfisher PLC..............................   157,885     754,180
        Ladbrokes PLC...............................    41,966     332,660
        Land Securities Group PLC...................    31,389   1,311,186
        Legal & General Group PLC...................   437,461   1,302,807
        Liberty International PLC...................    18,230     464,788
        Lloyds TSB Group PLC........................   377,388   4,009,699
        LogicaCMG PLC...............................    99,096     343,331
        London Stock Exchange Group PLC.............    10,735     275,596
        Man Group PLC...............................   117,268   1,092,662
        Marks & Spencer Group PLC...................   112,838   1,514,970
        Meggitt PLC.................................    29,129     169,777
        MFI Furniture Group PLC+#...................    39,859     100,096
        Michael Page International PLC..............    22,495     180,416
        Misys PLC...................................    33,508     141,452
        Mitchells & Butlers PLC.....................    27,058     356,368
        National Express Group PLC..................     9,253     187,257
        National Grid PLC...........................   182,301   2,463,711
        Next PLC....................................    15,255     533,777
        Old Mutual PLC..............................   349,342   1,139,953
        Pearson PLC.................................    53,906     795,272
        Persimmon PLC...............................    18,891     542,170
        Premier Farnell PLC.........................    24,379      91,054
        Provident Financial PLC.....................    17,127     216,145
        Prudential PLC..............................   162,809   2,113,875
        Punch Taverns PLC...........................    17,607     399,237
        Rank Group PLC..............................    38,953     212,870
        Reckitt Benckiser PLC.......................    41,037   1,824,720
        Reed Elsevier PLC...........................    84,492     923,461
        Rentokil Initial PLC........................   121,556     358,423
        Reuters Group PLC...........................    87,466     778,011
        Rexam PLC...................................    37,299     394,098
        Rio Tinto PLC...............................    69,775   3,723,897
        Rolls Royce Group, Class B.................. 4,118,767       8,096
        Rolls-Royce Group PLC+......................   118,829     995,669
        Royal Bank of Scotland Group PLC............   213,182   7,719,127
        Royal Dutch Shell PLC, Class A (London)#....    64,431   2,279,793
        Royal Dutch Shell PLC, Class A (Amsterdam)#.   187,354   6,614,943
        Royal Dutch Shell PLC, Class B..............   184,879   6,603,444
        RT Group PLC+(1)(2)(8)......................    10,000         983
        SABMiller PLC...............................    60,248   1,258,937

                                                       Shares/
                                                      Principal      Value
                Security Description                   Amount       (Note 3)

  ----------------------------------------------------------------------------
  United Kingdom (continued)
   Sage Group PLC...................................       86,661 $    436,532
   Schroders PLC....................................        8,257      155,251
   Scottish & Newcastle PLC.........................       53,527      568,191
   Scottish and Southern Energy PLC.................       57,646    1,648,770
   Scottish Power PLC...............................       99,601    1,478,219
   Serco Group PLC..................................       31,686      226,257
   Severn Trent PLC.................................       15,602      448,390
   Signet Group PLC.................................      116,237      267,337
   Slough Estates PLC...............................       31,567      452,985
   Smith & Nephew PLC...............................       63,092      597,481
   Smiths Group PLC.................................       38,016      678,921
   SSL International PLC............................       12,743       84,793
   Stagecoach Group PLC.............................       54,313      151,607
   Standard Life PLC+...............................      141,014      788,629
   Tate & Lyle PLC..................................       32,754      512,514
   Taylor Woodrow PLC...............................       38,671      296,848
   Tesco PLC........................................      533,819    4,105,598
   The Berkeley Group Holdings PLC+(4)..............        6,071      193,809
   Tomkins PLC......................................       57,368      268,959
   Travis Perkins PLC...............................        7,741      264,013
   Trinity Mirror PLC...............................       19,644      196,937
   Unilever PLC.....................................       82,658    2,214,669
   United Business Media PLC........................       18,939      260,605
   United Utilities PLC.............................       58,720      870,910
   Vodafone Group PLC...............................    3,528,157    9,328,208
   Whitbread PLC....................................       14,708      445,248
   William Hill PLC.................................       24,144      297,106
   Wolseley PLC.....................................       44,033    1,030,038
   WPP Group PLC....................................       79,177    1,050,584
   Xstrata PLC......................................       40,928    1,834,355
   Yell Group PLC...................................       51,916      586,809
                                                                  ------------
                                                                   197,881,373
                                                                  ------------
  United States -- 0.0%
   Synthes, Inc.....................................        3,180      373,618
                                                                  ------------
  Total Common Stock
     (cost $701,098,211)............................               884,588,428
                                                                  ------------
  EXCHANGE TRADED FUNDS -- 3.1%
  United States -- 3.1%
   iShares MSCI EAFE Index Fund.....................      236,400   17,127,180
   iShares MSCI Japan Index Fund....................      942,500   13,015,925
                                                                  ------------
                                                                    30,143,105
                                                                  ------------
  Total Exchange Traded Funds
   (cost $29,464,604)...............................                30,143,105
                                                                  ------------
  PREFERRED STOCK -- 0.3%
  Germany -- 0.3%
   Henkel KGaA#.....................................        3,979      569,221
   Porsche AG#......................................          528      612,570
   ProSiebenSat.1 Media AG..........................        5,497      165,910
   RWE AG...........................................        2,614      249,253
   Volkswagen AG....................................        7,052      489,381
                                                                  ------------
                                                                     2,086,335
                                                                  ------------
  Italy -- 0.0%
   Unipol SpA.......................................       60,309      185,898
                                                                  ------------
  Total Preferred Stock
     (cost $1,425,380)..............................                 2,272,233
                                                                  ------------
  FOREIGN CORPORATE BONDS & NOTES -- 0.0%
  United Kingdom -- 0.0%
   Transco Holdings PLC Bonds 4.19% due 12/14/22.... GBP    5,000       14,930

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Shares/
                                                Principal       Value
                Security Description             Amount        (Note 3)
       ------------------------------------------------------------------
       United Kingdom -- 0.0%
         Transco Holdings PLC
          Bonds
          5.69% due 12/14/09(5).............. GBP      5,000 $      9,965
         Transco Holdings PLC
          Bonds
          7.00% due 12/16/24................. GBP      5,000       11,885
                                                             ------------
       Total Foreign Corporate Bonds & Notes
         (cost $22,231)......................                      36,780
                                                             ------------
       RIGHTS -- 0.0%
       Australia -- 0.00%
         Tower Australia Group, Ltd+
          Expires 12/14/06...................          5,191        3,133
                                                             ------------
       Japan -- 0.00%
         Dowa Mining Co., Ltd.
          Expires 01/29/10...................         14,000        5,836
                                                             ------------
       Total Rights
         (cost $0)...........................                       8,969
                                                             ------------
       Total Long-Term Investment Securities
         (cost $732,010,426).................                 917,049,515
                                                             ------------
       SHORT-TERM INVESTMENT SECURITIES -- 23.1%
       Collective Investment Pool -- 22.9%
         Securities Lending Quality Trust(6).    219,425,863  219,425,863
                                                             ------------
       U.S. Government Treasuries -- 0.2%
         United States Treasury Bills
          5.00% due 12/21/06@................   $     20,000       19,945
          5.07% due 12/21/06@................         10,000        9,972
          5.09% due 12/28/06@................      1,960,000    1,952,569
          5.10% due 12/21/06@................        100,000       99,718
          5.15% due 12/21/06@................         15,000       14,957
          5.16% due 12/21/06@................         15,000       14,957
          5.17% due 12/21/06@................         10,000        9,972
                                                             ------------
                                                                2,122,090
                                                             ------------
       Total Short-Term Investment Securities
          (Cost $221,547,953)................                 221,547,953
                                                             ------------

                                                            Shares/
                                                           Principal       Value
                 Security Description                       Amount        (Note 3)

--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.5%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.82%, dated 11/30/06, to be repurchased
   12/01/06 in the amount of $ 33,718,514 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 4.38%, due 09/17/10 and having
   an approximate value of $34,729,001
   (Cost $33,714,000)................................... $33,714,000   $   33,714,000
                                                                       --------------
TOTAL INVESTMENTS
   (Cost $987,272,379)(7)...............................       122.1%   1,172,311,468
Liabilities in excess of other assets...................       (22.1)%   (212,108,968)
                                                         -----------   --------------
NET ASSETS --                                                  100.0%  $  960,202,500
                                                         ===========   ==============

--------
ADR American Depository Receipt
SDR Swedish Depository Receipt
VVPRReduced tax rate shares
+   Non-income producing security
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
#   The security or a portion thereof is out on loan (see Note 3).
(1) Illiquid security
(2) Fair valued security (see Note 3).
(3) Bonus shares
(4) Consists of more than one class of shares traded together as a unit.
(5) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2006.
(6) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(7) See Note 6 for cost of investments on a tax basis.
(8) To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the International Equities Fund held the following restricted securities:

                                                               Market
                    Acquisition Principal/ Acquisition Market   Value      % of
       Name            Date       Shares      Cost     Value  Per Share Net Assets
------------------- ----------- ---------- ----------- ------ --------- ----------
RT Group PLC.......  04/02/01     10,000    $ 42,797    $983    $0.10      0.00%
Yamaichi Securities
 Co., Ltd..........  08/04/93      6,000    $478,650    $  0    $0.00      0.00
                                                        ----               ----
                                                        $983               0.00%
                                                        ====               ====

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Open Futures Contracts
-----------------------------------------------------------------------------------------
                                                                             Unrealized
Number of                       Expiration    Value at      Value as of     Appreciation
Contracts     Description          Date      Trade Date  November 30, 2006 (Depreciation)
-----------------------------------------------------------------------------------------
 14 Long  MSCI Singapore Index December 2006 $   622,707    $   626,160      $    3,453
  8 Long  Hang Seng Index..... December 2006     993,481        976,974         (16,507)
 81 Long  OMXS 30 Index....... December 2006   1,308,197      1,267,105         (41,092)
 45 Long  CAC 40 10 Euro Index December 2006   3,273,702      3,180,943         (92,759)
 13 Long  Amsterdam Index..... December 2006   1,710,562      1,647,283         (63,279)
  8 Long  IBEX 35 Index....... December 2006   1,492,731      1,469,507         (23,224)
 39 Long  SPI 200 Index....... December 2006   3,848,483      4,206,219         357,736
 75 Long  DJ Stoxx 50 Index... December 2006   3,456,342      3,586,079         129,737
 11 Long  DAX Index........... December 2006   2,137,663      2,303,893         166,230
  6 Long  S&P/MIB Index....... December 2006   1,502,236      1,604,917         102,681
550 Long  MSCI Pan Euro Index. December 2006  16,258,484     17,143,587         885,103
 55 Long  FTSE 100 Index...... December 2006   6,370,690      6,556,759         186,069
                                                                             ----------
                                                                             $1,594,148
                                                                             ==========

Currency Legend

GBP--British Pound

See Notes to Financial Statements

VALIC Company I International Government Bond Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Sovereign.................................... 74.4%
              U.S. Government Treasuries...................  5.3%
              Finance -- Investment Banker/Broker..........  2.6%
              Repurchase Agreements........................  1.6%
              U.S. Government Agencies.....................  1.6%
              Foreign Government Agencies..................  1.5%
              Cosmetics & Toiletries.......................  1.3%
              United States Treasury Bonds.................  1.2%
              Medical -- Drugs.............................  0.9%
              Banks -- Super Regional......................  0.9%
              Finance -- Other Services....................  0.6%
              Transport -- Marine..........................  0.6%
              Diversified Financial Services...............  0.6%
              Finance -- Consumer Loans....................  0.6%
              Aerospace/Defense............................  0.5%
              Diversified Manufactured Operations..........  0.4%
              Special Purpose Entities.....................  0.4%
              Telephone -- Integrated......................  0.4%
              Beverages -- Non-alcoholic...................  0.3%
              Building & Construction Products -- Misc.....  0.3%
              Finance -- Credit Card.......................  0.3%
              Multimedia...................................  0.3%
              SupraNational................................  0.3%
              Electric -- Generation.......................  0.2%
                                                            ----
                                                            97.1%
                                                            ====

Country Allocation*

              United States................................ 17.4%
              Japan........................................ 11.8%
              Brazil....................................... 10.0%
              United Kingdom...............................  5.9%
              Russia.......................................  4.8%
              Turkey.......................................  4.7%
              Austria......................................  4.3%
              Germany......................................  4.1%
              Venezuela....................................  3.6%
              Denmark......................................  3.5%
              Mexico.......................................  2.9%
              Sweden.......................................  2.4%
              Argentina....................................  2.3%
              Philippines..................................  2.2%
              Netherlands..................................  1.9%
              Australia....................................  1.5%
              Italy........................................  1.5%
              Uruguay......................................  1.4%
              Greece.......................................  1.2%
              Canada.......................................  1.1%
              Spain........................................  1.1%
              Colombia.....................................  1.0%
              Peru.........................................  1.0%
              Belgium......................................  0.9%
              France.......................................  0.9%
              Finland......................................  0.7%
              Ukrainian SSR................................  0.7%
              Singapore....................................  0.6%
              Poland.......................................  0.5%
              Ecuador......................................  0.4%
              El Salvador..................................  0.3%
              SupraNational................................  0.3%
              United Arab Emirates.........................  0.2%
                                                            ----
                                                            97.1%
                                                            ====

Credit Quality+#

                         Government -- Treasury   6.8%
                         Government -- Agency..   1.9%
                         AAA...................  25.1%
                         AA....................  16.5%
                         A.....................   7.2%
                         BBB...................   9.4%
                         BB....................  25.4%
                         B.....................   3.9%
                         CCC...................   0.5%
                         Not Rated@............   3.3%
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                   Principal      Value
                Security Description               Amount(4)     (Note 3)
     ----------------------------------------------------------------------
     CORPORATE BONDS & NOTES -- 7.7%
     United States -- 7.7%
       American Express Credit Corp.
        Senior Notes
        1.65% due 11/01/11...................... JPY 50,000,000 $   434,366
       BAE Systems Holdings, Inc.
        Notes
        5.20% due 08/15/15*.....................        500,000     484,334
       Bristol-Myers Squibb Co.
        Notes
        4.63% due 11/15/21...................... EUR    350,000     462,326
       Citigroup, Inc.
        Notes
        0.80% due 10/30/08...................... JPY150,000,000   1,293,697
       Coca Cola Enterprises, Inc.
        Company Guar. Notes
        3.13% due 12/15/08...................... EUR    350,000     455,465
       General Electric Capital Corp.
        Sub. Notes
        4.13% due 09/19/35...................... EUR    600,000     765,458
       Goldman Sachs Group, Inc.
        Senior Notes
        5.35% due 01/15/16......................        400,000     400,511
       Lehman Brothers Holdings, Inc.
        Sub. Notes
        4.25% due 09/26/11(1)................... EUR    300,000     396,461
       Morgan Stanley
        Senior Notes
        6.25% due 08/09/26......................        600,000     642,547
       National Rural Utilities Cooperative
        Finance Corp.
        Senior Notes
        6.50% due 03/14/07...................... EUR    660,000     879,766
       Pfizer, Inc.
        Notes
        1.20% due 02/22/11...................... JPY100,000,000     862,066
       Procter & Gamble Co.
        Senior Notes
        2.00% due 06/21/10...................... JPY200,000,000   1,776,157
       SLM Corp.
        Notes
        1.53% due 09/15/11...................... JPY100,000,000     862,131
       Walt Disney Co.
        Notes
        5.70% due 07/15/11......................        400,000     410,388
       Wells Fargo & Co.
        Senior Bonds
        4.63% due 11/02/35...................... GBP    300,000     576,131
                                                                -----------
     Total Corporate Bonds & Notes
        (cost $10,539,552)......................                 10,701,804
                                                                -----------
     FOREIGN CORPORATE BONDS & NOTES -- 3.8%
     Belgium -- 0.4%
       Belgacom SA
        Senior Notes
        4.38% due 11/23/16...................... EUR    400,000     528,125
     France -- 0.3%
       Cie de Saint-Gobain
        Bonds
        5.63% due 12/15/16...................... GBP    200,000     394,152
     Netherlands -- 0.4%
       Siemens Financieringsmaatschappij NV
        Notes
        6.13% due 08/17/26*.....................        550,000     582,036
     Singapore -- 0.6%
       PSA International Pte, Ltd. Senior Bonds
        5.75% due 06/29/11*.....................        860,000     883,323

                                                 Principal     Value
                 Security Description            Amount(4)    (Note 3)

         --------------------------------------------------------------
         FOREIGN CORPORATE BONDS & NOTES (continued)
         SupraNational -- 0.3%
           European Investment Bank
            Bonds
            5.13% due 09/13/16................       360,000 $  368,732
         United Arab Emirates -- 0.2%
           Abu Dhabi National Energy Co.
            Bonds
            6.50% due 10/27/36*...............       300,000    318,491
         United Kingdom -- 1.6%
           BAE Systems PLC
            Bonds
            11.88% due 12/29/08............... GBP   320,000    706,614
           Citigroup, Inc.
            Sub. Notes
            3.63% due 11/30/17................ EUR   700,000    903,245
           Royal Bank of Scotland
            Sub. Notes
            4.35% due 01/23/17................ EUR   500,000    670,668
                                                             ----------
         Total Foreign Corporate Bonds & Notes
            (cost $5,091,312).................                5,355,386
                                                             ----------
         FOREIGN GOVERNMENT AGENCIES -- 70.5%
         Argentina -- 2.3%
           Republic of Argentina
            Notes
            1.33% due 12/31/38(2).............       918,134    456,772
           Republic of Argentina
            Bonds
            5.59% due 08/03/12................       750,000    535,500
           Republic of Argentina
            Bonds
            7.00% due 03/28/11................     1,354,000  1,345,876
           Republic of Argentina
            Notes
            8.28% due 12/31/33................       883,273    899,172
         Australia -- 1.5%
           Government of Australia
            Bonds
            Series 415,
            6.25% due 04/15/15................ AUD 1,170,000    960,094
           Government of Australia
            Bonds
            10.00% due 10/15/07............... AUD 1,000,000    813,971
           Queensland Treasury Corp.
            Notes
            8.00% due 09/14/07................ AUD   395,000    315,776
         Austria -- 4.3%
           Republic of Austria
            Notes
            4.00% due 09/15/16................ EUR 2,043,000  2,767,256
           Republic of Austria
            Notes
            5.50% due 10/20/07................ EUR 2,030,000  2,728,113
           Republic of Austria
            Bonds
            6.25% due 07/15/27................ EUR   235,000    414,623
         Belgium -- 0.5%
           Kingdom of Belgium
            Bonds
            5.00% due 03/28/35................ EUR   415,000    651,761
         Brazil -- 10.0%
           Federal Republic of Brazil
            Bonds
            5.49% due 01/05/16................     1,046,000    515,753
           Federal Republic of Brazil
            Bonds
            6.00% due 01/17/17................     1,240,000  1,224,500
           Federal Republic of Brazil
            Notes
            7.88% due 03/07/15................       915,000  1,024,800

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                            Principal       Value
               Security Description         Amount(4)      (Note 3)
           ---------------------------------------------------------
           FOREIGN GOVERNMENT AGENCIES (continued)
           Brazil (continued)
             Federal Republic of Brazil
              Notes
              8.00% due 01/15/18........        1,950,000 $2,175,225
             Federal Republic of Brazil
              Bonds
              8.25% due 01/20/34........          860,000  1,035,010
             Federal Republic of Brazil
              Notes
              8.75% due 02/04/25........        1,020,000  1,251,540
             Federal Republic of Brazil
              Bonds
              8.88% due 10/14/19........        1,010,000  1,238,765
             Federal Republic of Brazil
              Notes
              8.88% due 04/15/24........          275,000    339,625
             Federal Republic of Brazil
              Notes
              10.25% due 06/17/13.......          645,000    801,090
             Federal Republic of Brazil
              Bonds
              10.50% due 07/14/14.......          430,000    548,250
             Federal Republic of Brazil
              Notes
              11.00% due 08/17/40.......        2,840,000  3,777,200
           Canada -- 1.1%
             Government of Canada
              Bonds
              5.25% due 06/01/13........ CAD    1,670,000  1,579,441
           Colombia -- 1.0%
             Republic of Colombia
              Bonds
              7.38% due 09/18/37........          200,000    208,500
             Republic of Columbia
              Notes
              8.25% due 12/22/14........          490,000    551,740
             Republic of Colombia
              Notes
              12.00% due 10/22/15....... COP1,400,000,000    709,874
           Denmark -- 3.5%
             Kingdom of Denmark
              Bonds
              7.00% due 11/15/07........ DKK   24,625,000  4,503,941
             Kingdom of Denmark
              Bonds
              7.00% due 11/10/24........ DKK    1,250,000    311,858
           Ecuador -- 0.4%
             Republic of Ecuador
              Bonds
              10.00% due 08/15/30.......          640,000    596,800
           El Salvador -- 0.3%
             Republic of El Salvador
              Bonds
              7.65% due 06/15/35*.......          250,000    280,000
             Republic of El Salvador
              Bonds
              8.25% due 04/10/32........          160,000    190,400
           Finland -- 0.7%
             Republic of Finland
              Bonds
              3.00% due 07/04/08........ EUR      730,000    957,302
           France -- 0.6%
             Government of France
              Bonds
              4.75% due 04/25/35........ EUR      530,000    806,237
             Government of France
              Bonds
              5.50% due 04/25/29........ EUR          347        570

                                             Principal      Value
                Security Description         Amount(4)     (Note 3)

            --------------------------------------------------------
            Germany -- 4.1%
              Federal Republic of Germany
               Series 148
               Bonds
               3.50% due 04/08/11......... EUR  1,287,000 $1,695,423
              Federal Republic of Germany
               Series 04
               Bonds
               3.75% due 01/04/15......... EUR  1,045,000  1,393,094
              Federal Republic of Germany
               Series 98
               Bonds
               4.13% due 07/04/08......... EUR    550,000    733,397
              Federal Republic of Germany
               Series 03
               Bonds
               4.25% due 01/04/14......... EUR    875,000  1,200,709
              Federal Republic of Germany
               Series 03
               Bonds
               4.50% due 01/04/13......... EUR    465,000    644,108
            Greece -- 1.2%
              Republic of Greece
               Bonds
               8.60% due 03/26/08......... EUR  1,150,000  1,614,618
            Japan -- 11.8%
              Government of Japan
               Bonds
               0.70% due 05/15/08......... JPY145,100,000  1,253,253
              Government of Japan
               Bonds
               0.80% due 03/20/13......... JPY250,000,000  2,090,573
              Government of Japan
               Bonds
               1.40% due 12/20/15......... JPY415,000,000  3,523,594
              Government of Japan
               Bonds
               1.50% due 09/22/08......... JPY 92,000,000    805,063
              Government of Japan
               Bonds
               1.80% due 03/22/10......... JPY 34,000,000    301,370
              Government of Japan
               Bonds
               1.90% due 12/20/10......... JPY358,000,000  3,190,163
              Government of Japan
               Bonds
               2.00% due 03/20/25......... JPY358,900,000  3,069,031
              Government of Japan
               Bonds
               5.00% due 09/21/09......... JPY215,200,000  2,067,474
            Mexico -- 2.9%
              United Mexican States
               Notes
               5.63% due 01/15/17.........        540,000    542,970
              United Mexican States
               Notes
               6.63% due 03/03/15.........        520,000    557,700
              United Mexican States
               Notes
               Series A
               7.50% due 04/08/33.........        695,000    824,270
              United Mexican States
               Notes
               8.13% due 12/30/19.........      1,010,000  1,236,745
              United Mexican States
               Bonds
               8.30% due 08/15/31.........        720,000    925,200

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                           Principal      Value
                Security Description       Amount(4)     (Note 3)
              ----------------------------------------------------
              FOREIGN GOVERNMENT AGENCIES (continued)
              Netherlands -- 1.5%
                Kingdom of Netherlands
                 Bonds
                 4.00% due 01/15/37..... EUR    910,000 $1,236,505
                Kingdom of Netherlands
                 Bonds
                 5.50% due 07/15/10..... EUR    650,000    914,036
              Peru -- 1.0%
                Republic of Peru
                 Notes
                 7.35% due 07/21/25.....        905,000    997,762
                Republic of Peru
                 Bonds
                 8.75% due 11/21/33.....        280,000    360,500
              Philippines -- 2.2%
                Republic of Philippines
                 Bonds
                 7.75% due 01/14/31.....        240,000    266,700
                Republic of Philippines
                 Notes
                 8.00% due 01/15/16.....        470,000    526,400
                Republic of Philippines
                 Notes
                 8.25% due 01/15/14.....        980,000  1,093,925
                Republic of Philippines
                 Bonds
                 9.88% due 01/15/19.....        440,000    566,500
                Republic of Philippines
                 Notes
                 10.63% due 03/16/25....        405,000    571,050
              Poland -- 0.5%
                Republic of Poland
                 Bonds
                 5.75% due 03/24/10..... PLN  1,800,000    641,247
              Russia -- 4.8%
                Russian Federation
                 Bonds
                 5.00% due 03/31/30.....      5,450,000  6,189,565
                Russian Federation
                 Notes
                 12.75% due 06/24/28....        250,000    455,975
              Spain -- 1.1%
                Kingdom of Spain
                 Bonds
                 5.75% due 07/30/32..... EUR    875,000  1,501,269
              Sweden -- 2.4%
                Kingdom of Sweden
                 Bonds
                 4.00% due 12/01/09..... SEK  3,000,000    443,539
                Kingdom of Sweden
                 Bonds Series 1049
                 4.50% due 08/12/15..... SEK 18,360,000  2,862,970
              Turkey -- 4.7%
                Republic of Turkey
                 Notes
                 6.88% due 03/17/36.....        505,000    475,963
                Republic of Turkey
                 Bonds
                 7.00% due 09/26/16.....      1,090,000  1,100,900
                Republic of Turkey
                 Notes
                 7.00% due 06/05/20.....        310,000    309,225
                Republic of Turkey
                 Notes
                 7.25% due 03/15/15.....      2,280,000  2,349,768
                Republic of Turkey
                 Notes
                 7.38% due 02/05/25.....        520,000    526,500

                                                  Principal     Value
                Security Description              Amount(4)    (Note 3)

      -------------------------------------------------------------------
      Turkey (continued)
        Republic of Turkey
         Notes
         8.00% due 02/14/34....................       280,000 $   299,950
        Republic of Turkey
         Notes
         9.50% due 01/15/14....................       570,000     661,200
        Republic of Turkey
         Senior Notes
         11.88% due 01/15/30...................       525,000     799,312
      Ukrainian SSR -- 0.7%
        Ukrainian Soviet Socialist Republic
         Senior Bonds
         6.58% due 11/21/16*...................       590,000     589,263
        Ukrainian Soviet Socialist Republic
         Notes
         7.65% due 06/11/13....................       360,000     388,152
      United Kingdom -- 0.4%
        CS First Boston International for City
         of Kiev Ukraine
         Bonds
         8.00% due 11/06/15....................       510,000     528,013
      Uruguay -- 1.4%
        Republic of Uruguay
         Bonds
         7.50% due 03/15/15....................       450,000     483,750
        Republic of Uruguay
         Bonds
         8.00% due 11/18/22....................     1,260,000   1,404,900
      Venezuela -- 3.6%
        Republic of Venezuela
         Bonds
         5.75% due 02/26/16....................       570,000     531,810
        Republic of Venezuela
         Bonds
         6.00% due 12/09/20....................     1,170,000   1,067,625
        Republic of Venezuela
         Bonds
         7.00% due 12/01/18....................       260,000     260,000
        Republic of Venezuela
         Notes
         8.50% due 10/08/14....................       600,000     669,000
        Republic of Venezuela
         Bonds
         9.25% due 09/15/27....................     1,315,000   1,642,435
        Republic of Venezuela
         Bonds
         9.38% due 01/13/34....................       620,000     789,880
                                                              -----------
      Total Foreign Government Agencies
         (cost $93,455,680)....................                97,691,679
                                                              -----------
      FOREIGN GOVERNMENT TREASURIES -- 5.4%
      Italy -- 1.5%
        Republic of Italy Treasury
         Bonds
         5.00% due 02/01/12.................... EUR   670,000     939,666
        Republic of Italy Treasury
         Bonds
         9.00% due 11/01/23.................... EUR   532,912   1,130,102
      United Kingdom -- 3.9%
        Government of United Kingdom Treasury
         Bonds
         4.00% due 09/07/16.................... GBP   240,000     452,948
        Government of United Kingdom Treasury
         Bonds
         4.25% due 03/07/11.................... GBP 1,745,000   3,355,603
        Government of United Kingdom Treasury
         Bonds
         5.00% due 03/07/12.................... GBP   200,000     397,927

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Principal
                                                  Amount/        Value
              Security Description               Shares(4)      (Note 3)
     ---------------------------------------------------------------------
     FOREIGN GOVERNMENT TREASURIES (continued)
     United Kingdom (continued)
       Government of United Kingdom Treasury
        Bonds
        5.75% due 12/07/09................... GBP         250 $        503
       Government of United Kingdom Treasury
        Bonds
        6.00% due 12/07/28................... GBP     485,000    1,193,825
                                                              ------------
     Total Foreign Government Treasuries
        (cost $6,535,905)....................                    7,470,574
                                                              ------------
     U.S. GOVERNMENT AGENCIES -- 1.6%
     United States -- 1.6%
       Federal National Mtg. Assoc.
        Senior Notes
        2.13% due 10/09/07
        (cost $2,251,665).................... JPY 250,000,000    2,188,089
                                                              ------------
     U.S. GOVERNMENT TREASURIES -- 6.5%
     United States Treasury Bonds -- 2.4%
        5.38% due 02/15/31...................       1,428,000    1,583,072
        8.00% due 11/15/21...................       1,257,000    1,699,159
                                                              ------------
                                                                 3,282,231
                                                              ------------
     United States Treasury Notes -- 4.1%
        3.63% due 04/30/07...................       2,300,000    2,287,332
        4.25% due 11/15/13...................       1,780,000    1,759,697
        4.38% due 08/15/12...................         460,000      459,317
        4.75% due 03/31/11...................       1,177,000    1,190,563
                                                              ------------
                                                                 5,696,909
                                                              ------------
     Total U.S. Government Treasuries
        (cost $8,820,586)....................                    8,979,140
                                                              ------------
     RIGHTS -- 0.0%
     Mexico -- 0.0%
       United Mexican States,
        Series E Expires 06/30/07 VRR+(3)
        (cost $0)............................         500,000       10,750
                                                              ------------
     Total Long-Term Investment Securities
        (cost $126,694,700)..................                  132,397,422
                                                              ------------

                                                             Principal     Value
                   Security Description                      Amount(4)    (Note 3)
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.82%, dated 11/30/06, to be repurchased
   12/01/06 in the amount of $2,189,293 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 3.25%, due 08/15/08 and having an approximate
   value of $2,236,846
   (cost $2,189,000)....................................... $2,189,000  $  2,189,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $128,883,700)(5)..................................       97.1%  134,586,422
Other assets less liabilities..............................        2.9%    3,954,863
                                                            ----------  ------------
NET ASSETS --                                                    100.0% $138,541,285
                                                            ==========  ============

--------
VRRValue Recovery Rights

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities was $3,137,447 representing 2.26% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Variable Rate Security -- the rate reflected is as of November 30, 2006, maturity date reflects next reset date.
(2)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)Fair valued security; see Note 3
(4)Denominated in United States dollars unless otherwise indicated.
(5)See Note 6 for cost of investments on a tax basis.

           Open Forward Currency Contracts
           ----------------------------------------------------------
                                                            Gross
               Contract to       In Exchange   Delivery   Unrealized
                 Deliver             For         Date    Appreciation
           ----------------------------------------------------------
                CAD     469,000 AUD   543,453 02/05/2007   $16,528
               *CAD     523,000 USD   464,517 02/05/2007     5,659
               *USD     458,490 CAD   523,000 02/05/2007       368
           *JPY     193,526,190 EUR 1,287,000 02/05/2007    22,737
               *USD   1,311,762 SEK 9,000,000 02/05/2007     8,035
                                                           -------
                                                           $53,327
                                                           =======

            --------------------------------------------------------
                                                           Gross
              Contract to     In Exchange     Delivery   Unrealized
                Deliver           For           Date    Depreciation
            --------------------------------------------------------
             AUD  2,100,000  USD   1,632,225 02/05/2007  $ (21,678)
            *EUR  1,298,504 JPY  193,526,190 02/05/2007    (38,021)
            *SEK 17,800,000  USD   2,484,299 02/05/2007   (125,968)
                                                         ---------
                                                          (185,667)
                                                         ---------
            Net Unrealized Appreciation (Depreciation)   $(132,340)
                                                         =========

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

                AUD--Australian Dollar GBP--British Pound
                CAD--Canadian Dollar   JPY--Japanese Yen
                COP--Colombian Peso    PLN--Polish Zloty
                DKK--Danish Krone      SEK--Swedish Krona
                EUR--Euro Dollar       USD--United State Dollar

See Notes to Financial Statements

VALIC Company I International Growth I Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Banks -- Commercial.......................... 12.6%
              Collective Investment Pool................... 10.7%
              Medical -- Drugs.............................  6.5%
              Oil Companies -- Integrated..................  5.5%
              Electronic Components -- Misc................  3.3%
              Insurance -- Multi-line......................  3.3%
              Auto-Cars/Light Trucks.......................  3.0%
              Food -- Misc.................................  2.8%
              Finance -- Investment Banker/Broker..........  2.6%
              Soap & Cleaning Preparation..................  2.3%
              Telephone -- Integrated......................  1.8%
              Electronic Components -- Semiconductors......  1.7%
              Office Automation & Equipment................  1.7%
              Electric -- Integrated.......................  1.6%
              Food -- Retail...............................  1.6%
              Chemicals -- Diversified.....................  1.5%
              Distribution/Wholesale.......................  1.5%
              Cellular Telecom.............................  1.4%
              Human Resources..............................  1.3%
              Time Deposits................................  1.3%
              Brewery......................................  1.2%
              Diversified Operations.......................  1.2%
              Finance -- Leasing Companies.................  1.2%
              Telecom Services.............................  1.2%
              Diversified Minerals.........................  1.1%
              Gambling (Non-Hotel).........................  1.1%
              Retail -- Apparel/Shoe.......................  1.1%
              Beverages -- Wine/Spirits....................  1.0%
              Building -- Heavy Construction...............  1.0%
              Chemicals -- Specialty.......................  1.0%
              Engineering/R&D Services.....................  1.0%
              Finance -- Other Services....................  0.9%
              Investment Management/Advisor Services.......  0.9%
              Multimedia...................................  0.9%
              Real Estate Operations & Development.........  0.9%
              Retail -- Jewelry............................  0.9%
              Retail -- Major Department Stores............  0.9%
              Diversified Manufactured Operations..........  0.8%
              Industrial Gases.............................  0.8%
              Advertising Services.........................  0.7%
              Building Products -- Cement..................  0.7%
              Electric Products -- Misc....................  0.7%
              Insurance -- Property/Casualty...............  0.7%
              Machinery -- Electrical......................  0.7%
              Machinery -- General Industrial..............  0.7%
              Apparel Manufacturers........................  0.6%
              Cosmetics & Toiletries.......................  0.6%
              Dialysis Centers.............................  0.6%
              Oil -- Field Services........................  0.6%
              Optical Supplies.............................  0.6%
              Transport -- Rail............................  0.6%
              Wireless Equipment...........................  0.6%
              Airlines.....................................  0.5%
              Applications Software........................  0.5%
              Auto/Truck Parts & Equipment -- Original.....  0.5%
              Electric -- Generation.......................  0.5%
              Insurance -- Life/Health.....................  0.5%
              Insurance -- Reinsurance.....................  0.5%
              Oil Companies -- Exploration & Production....  0.5%
              Repurchase Agreements........................  0.5%
              Rubber -- Tires..............................  0.5%
              Tobacco......................................  0.5%
              Toys.........................................  0.5%
              Water........................................  0.5%
              Asset-Backed Commercial Paper................  0.4%
              Commercial Services..........................  0.4%
              Enterprise Software/Service..................  0.4%
              Gas -- Distribution..........................  0.4%
              Hotels/Motels................................  0.4%
              Metal -- Diversified.........................  0.4%
              Public Thoroughfares.........................  0.4%
              Retail -- Misc./Diversified..................  0.4%
              Athletic Footwear............................  0.3%
              Building & Construction Products -- Misc.....  0.3%

              Building & Construction -- Misc..............   0.3%
              Building Products -- Doors & Windows.........   0.3%
              Building -- Residential/Commercial...........   0.3%
              Computer Software............................   0.3%
              Entertainment Software.......................   0.3%
              Retail -- Consumer Electronics...............   0.3%
              Semiconductor Equipment......................   0.3%
              Banks -- Mortgage............................   0.2%
              Broadcast Services/Program...................   0.2%
              Circuit Boards...............................   0.2%
              Computer Services............................   0.2%
              Diversified Financial Services...............   0.2%
              Diversified Operations/Commercial Services...   0.2%
              Electronic Measurement Instruments...........   0.2%
              Finance -- Credit Card.......................   0.2%
              Machinery -- Construction & Mining...........   0.2%
              Medical -- Generic Drugs.....................   0.2%
              Power Converter/Supply Equipment.............   0.2%
              Retail -- Hypermarkets.......................   0.2%
              Retail -- Pubs...............................   0.2%
              Commercial Services -- Finance...............   0.1%
              Medical Products.............................   0.1%
              Rubber & Vinyl...............................   0.1%
              Semiconductors Components -- Integrated
               Circuits....................................   0.1%
              Shipbuilding.................................   0.1%
              Transport -- Services........................   0.1%
                                                            -----
                                                            110.6%
                                                            =====

Country Allocation*

                             United Kingdom  16.6%
                             Japan.........  15.7%
                             France........  13.0%
                             United States.  13.0%
                             Switzerland...  12.3%
                             Germany.......   6.2%
                             Italy.........   3.2%
                             Australia.....   3.0%
                             Spain.........   2.5%
                             South Korea...   2.2%
                             Netherlands...   2.1%
                             Greece........   1.5%
                             Ireland.......   1.5%
                             Taiwan........   1.5%
                             Norway........   1.4%
                             Singapore.....   1.4%
                             Bermuda.......   1.3%
                             Canada........   1.3%
                             Sweden........   1.3%
                             Mexico........   1.2%
                             Brazil........   1.1%
                             Belgium.......   1.0%
                             Finland.......   1.0%
                             Austria.......   0.7%
                             Hong Kong.....   0.7%
                             China.........   0.6%
                             India.........   0.6%
                             Czech Republic   0.5%
                             Denmark.......   0.4%
                             Indonesia.....   0.3%
                             South Africa..   0.3%
                             Cayman Islands   0.2%
                             Hungary.......   0.2%
                             Israel........   0.2%
                             Russia........   0.2%
                             Thailand......   0.2%
                             Turkey........   0.2%
                                            -----
                                            110.6%
                                            =====

*  Calculated as a percentage of net assets.

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------



                                                                    Value
                  Security Description                   Shares    (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK -- 96.6%
   Australia -- 3.0%
     Babcock & Brown, Ltd..............................    48,900 $   956,776
     BHP Billiton, Ltd.................................   249,320   5,159,469
     Brambles, Ltd.....................................   127,090   1,290,445
     CSL, Ltd..........................................    25,170   1,177,572
     National Australia Bank, Ltd......................    79,890   2,469,486
     QBE Insurance Group, Ltd..........................   204,986   4,187,028
     Rio Tinto, Ltd.#..................................    37,640   2,203,450
                                                                  -----------
                                                                   17,444,226
                                                                  -----------
   Austria -- 0.7%
     Erste Bank der Oesterreichischen Sparkassen AG....    57,072   4,157,840
                                                                  -----------
   Belgium -- 1.0%
     InBev NV..........................................    36,097   2,368,742
     KBC Groep NV......................................    29,273   3,293,318
                                                                  -----------
                                                                    5,662,060
                                                                  -----------
   Bermuda -- 1.3%
     Esprit Holdings, Ltd..............................   411,000   4,261,244
     Li & Fung, Ltd.................................... 1,143,400   3,307,279
                                                                  -----------
                                                                    7,568,523
                                                                  -----------
   Brazil -- 0.7%
     All America Latina Logistica......................   108,000     955,289
     Petroleo Brasileiro SA ADR........................    34,070   3,207,690
                                                                  -----------
                                                                    4,162,979
                                                                  -----------
   Canada -- 1.3%
     Canadian National Railway Co. (New York)..........    27,360   1,287,835
     Canadian National Railway Co. (Toronto)...........    27,836   1,306,918
     Canadian Natural Resources, Ltd...................    21,830   1,183,203
     EnCana Corp.......................................    16,155     839,684
     Manulife Financial Corp...........................    37,600   1,241,865
     Suncor Energy, Inc................................    23,289   1,835,305
                                                                  -----------
                                                                    7,694,810
                                                                  -----------
   Cayman Islands -- 0.2%
     Hutchison Telecommunications International, Ltd.+.   404,000     880,841
                                                                  -----------
   China -- 0.6%
     China Merchants Bank Co., Ltd.+#.................. 1,154,000   2,219,359
     Ping An Insurance (Group) Co......................   382,000   1,470,789
                                                                  -----------
                                                                    3,690,148
                                                                  -----------
   Czech Republic -- 0.5%
     CEZ AS............................................    61,570   2,734,075
                                                                  -----------
   Denmark -- 0.4%
     Novo-Nordisk A/S..................................    18,184   1,403,677
     Vestas Wind Systems A/S+..........................    25,790     995,404
                                                                  -----------
                                                                    2,399,081
                                                                  -----------
   Finland -- 1.0%
     Fortum Oyj+.......................................    76,300   2,230,129
     Kone Oyj, Class B+#...............................    40,240   2,058,665
     Metso Corp........................................    33,560   1,545,804
                                                                  -----------
                                                                    5,834,598
                                                                  -----------
   France -- 13.0%
     Accor SA#.........................................    34,900   2,537,469
     AXA#..............................................   261,032   9,886,960
     BNP Paribas SA....................................    27,612   2,974,805
     Cap Gemini SA+....................................    17,117   1,043,223
     Credit Agricole SA................................    75,920   3,214,414
     Essilor International SA+#........................    13,016   1,397,982
     Gaz de France.....................................    29,070   1,255,063
     Groupe Danone#....................................    30,970   4,765,960
     L'Air Liquide SA..................................    21,307   4,822,446

                                                                 Value
                  Security Description                Shares    (Note 3)

     ---------------------------------------------------------------------
     France (continued)
       L'Oreal SA...................................     7,990 $   805,257
       Legrand SA...................................    44,060   1,220,117
       LVMH Moet Henessy Louis Vuitton SA...........    30,510   3,163,785
       Pernod Ricard SA.............................    11,960   2,648,320
       PPR#.........................................    14,390   2,195,413
       Sanofi-Aventis...............................    44,769   3,930,918
       Schneider Electric SA........................    38,910   4,212,617
       Societe Generale#............................    43,363   7,264,619
       Total SA#....................................   153,514  10,887,056
       Veolia Environnement#........................    46,800   3,098,361
       Vinci SA.....................................    23,547   2,957,849
       Vivendi Universal SA.........................    31,580   1,214,958
                                                               -----------
                                                                75,497,592
                                                               -----------
     Germany -- 5.5%
       Bayer AG.....................................    79,516   4,099,604
       Commerzbank AG...............................    47,400   1,705,576
       Continental AG...............................     8,190     930,190
       Deutsche Boerse AG...........................    10,610   1,776,092
       E.ON AG......................................    29,570   3,797,055
       Fresenius Medical Care AG....................    27,142   3,642,360
       Hochtief AG..................................    21,893   1,469,127
       Hypo Real Estate Holding AG..................    24,380   1,418,720
       Linde AG#....................................    27,190   2,678,717
       MAN AG.......................................    25,256   2,407,907
       Merck KGaA...................................     9,668   1,060,797
       Puma AG Rudolf Dassler Sport.................     4,268   1,544,555
       SAP AG.......................................    11,320   2,366,582
       Siemens AG...................................    30,373   2,890,935
                                                               -----------
                                                                31,788,217
                                                               -----------
     Greece -- 1.5%
       Hellenic Telecommunications Organization SA+.   126,280   3,669,224
       National Bank of Greece SA...................    76,046   3,486,635
       OPAP SA......................................    38,870   1,461,961
                                                               -----------
                                                                 8,617,820
                                                               -----------
     Hong Kong -- 0.7%
       China Mobile Hong Kong, Ltd.#................   278,000   2,337,291
       CNOOC, Ltd................................... 1,134,000   1,002,979
       Hutchison Whampoa, Ltd.......................    77,000     724,094
                                                               -----------
                                                                 4,064,364
                                                               -----------
     Hungary -- 0.2%
       OTP Bank Nyrt................................    31,197   1,194,127
                                                               -----------
     India -- 0.6%
       HDFC Bank, Ltd...............................    11,600     881,716
       Infosys Technologies, Ltd. ADR...............    50,000   2,676,500
                                                               -----------
                                                                 3,558,216
                                                               -----------
     Indonesia -- 0.3%
       PT Bank Central Asia Tbk..................... 1,416,000     818,854
       PT Telekomunikasi Indonesia.................. 1,008,500   1,089,378
                                                               -----------
                                                                 1,908,232
                                                               -----------
     Ireland -- 1.5%
       Anglo Irish Bank Corp. PLC (Dublin)..........   205,001   3,895,928
       Anglo Irish Bank Corp. PLC (Virt-x)..........    31,600     602,214
       CRH PLC (Dublin).............................    32,377   1,219,893
       CRH PLC (Virt-x).............................       922      34,678
       Ryanair Holdings PLC+# ADR...................    38,366   2,938,452
                                                               -----------
                                                                 8,691,165
                                                               -----------
     Israel -- 0.2%
       Teva Pharmaceutical Industries, Ltd. ADR.....    33,889 $ 1,086,481
                                                               -----------

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Italy -- 3.2%
         Assicurazione Generali SpA.................  57,390 $ 2,496,747
         Banca Intesa SpA (London).................. 167,390   1,182,679
         Banco Popolare di Verona e Novara SCRL#.... 126,406   3,552,353
         Eni SpA.................................... 129,837   4,250,597
         Fastweb....................................  14,540     754,838
         Luxottica Group SpA........................  66,170   2,006,779
         Saipem SpA#................................  80,413   2,025,535
         UniCredito Italiano SpA.................... 292,740   2,527,742
                                                             -----------
                                                              18,797,270
                                                             -----------
       Japan -- 15.7%
         Aeon Co., Ltd..............................  38,800     915,071
         Aeon Credit Service Co., Ltd...............  48,200     943,139
         Asahi Glass Co., Ltd....................... 147,000   1,737,255
         Astellas Pharma, Inc.......................  23,300   1,018,513
         Bridgestone Corp...........................  90,300   1,977,543
         Canon, Inc.#............................... 145,500   7,692,627
         Daiei, Inc.#...............................  84,000   1,483,996
         Denso Corp.................................  27,400   1,039,143
         Fanuc, Ltd.................................  48,800   4,447,670
         Hitachi High-Technologies Corp.............  34,500   1,007,386
         Hoya Corp..................................  65,800   2,592,095
         Ibiden Co., Ltd............................  24,000   1,202,540
         JSR Corp...................................  34,500     864,325
         JTEKT Corp.#...............................  95,700   1,934,586
         Kao Corp...................................  92,000   2,479,720
         KDDI Corp..................................     210   1,404,173
         Keyence Corp...............................   4,400   1,010,341
         Konami Corp.#..............................  69,900   2,010,859
         Leopalace21 Corp...........................  35,000   1,176,191
         Matsushita Electric Works, Ltd............. 130,000   1,461,103
         Mitsubishi Electric Corp................... 320,000   2,910,976
         Mitsubishi UFJ Financial Group, Inc........     240   3,068,550
         Mizuho Financial Group, Inc.+..............     181   1,332,228
         Murata Manufacturing Co., Ltd..............  19,000   1,296,704
         NGK Insulators, Ltd.#......................  61,000     905,343
         Nintendo Co., Ltd..........................  12,100   2,885,059
         Nissan Motor Co., Ltd...................... 120,600   1,471,100
         Nitto Denko Corp...........................  25,100   1,212,120
         Omron Corp.................................  45,000   1,212,907
         ORIX Corp..................................  25,640   7,021,623
         Ricoh Co., Ltd............................. 111,000   2,109,628
         Sekisui Chemical Co., Ltd.................. 231,000   1,951,691
         Shin-Etsu Chemical Co., Ltd................  46,700   3,086,303
         Shinsei Bank, Ltd.......................... 284,000   1,683,072
         Sumitomo Realty & Development Co., Ltd.....  86,000   2,741,480
         Suzuki Motor Corp..........................  41,800   1,198,877
         The Bank of Yokohama, Ltd.................. 296,500   2,272,001
         Tokyo Gas Co., Ltd......................... 220,000   1,090,925
         Tokyo Tatemono Co., Ltd.#.................. 143,000   1,536,798
         Toyota Motor Corp.......................... 168,850  10,239,964
         Yamada Denki Co., Ltd.#....................  16,970   1,608,232
                                                             -----------
                                                              91,233,857
                                                             -----------
       Mexico -- 1.2%
         America Movil SA de CV, Series L ADR....... 104,050   4,627,103
         Grupo Televisa SA ADR......................  33,200     872,496
         Wal-Mart de Mexico SA de CV, Series V+..... 303,200   1,134,557
                                                             -----------
                                                               6,634,156
                                                             -----------
       Netherlands -- 2.1%
         ASML Holding NV+...........................  60,180   1,495,161
         Heineken Holding NV........................  28,185   1,159,744
         ING Groep NV...............................  96,373   4,108,463
         Koninklijke (Royal) Philips Electronics NV.  43,660 $ 1,624,196

                                                                         Value
                   Security Description                       Shares    (Note 3)

----------------------------------------------------------------------------------
Netherlands (continued)
  Royal Numico NV...........................................    60,096 $ 3,098,368
  TPG NV....................................................    10,460     440,101
                                                                       -----------
                                                                        11,926,033
                                                                       -----------
Norway -- 1.4%
  Aker Kvaerner ASA#........................................    17,067   1,950,578
  Petroleum Geo-Services....................................    23,580   1,588,639
  Statoil ASA...............................................    56,000   1,554,596
  Telenor ASA...............................................   170,866   2,933,387
                                                                       -----------
                                                                         8,027,200
                                                                       -----------
Russia -- 0.2%
  LUKOIL ADR................................................     9,864     877,896
                                                                       -----------
Singapore -- 1.4%
  Keppel Corp., Ltd.........................................   272,000   3,074,744
  Singapore Telecommunications, Ltd......................... 1,075,950   2,013,147
  United Overseas Bank, Ltd.................................   228,000   2,755,108
                                                                       -----------
                                                                         7,842,999
                                                                       -----------
South Africa -- 0.3%
  Telkom SA, Ltd............................................    34,950     656,166
  Standard Bank Group, Ltd..................................    79,697     978,970
                                                                       -----------
                                                                         1,635,136
                                                                       -----------
South Korea -- 2.2%
  Hyundai Heavy Industries Co., Ltd.........................     4,500     653,683
  Hyundai Motor Co..........................................    30,220   2,289,221
  Kookmin Bank..............................................    10,650     829,677
  Samsung Electronics Co., Ltd..............................     6,610   4,537,774
  Samsung Electronics Co., Ltd. GDR (London)*...............    12,238   4,185,396
  Samsung Electronics Co., Ltd. GDR+*.......................       146      49,932
                                                                       -----------
                                                                        12,545,683
                                                                       -----------
Spain -- 2.5%
  ACS, Actividades de Construccion y Servicios SA...........    20,603   1,150,906
  Banco Bilbao Vizcaya Argentaria SA........................    60,210   1,455,240
  Banco Santander Central Hispano SA+.......................    81,629   1,482,125
  Cintra Concesiones de Infraestructuras de Transporte SA+#.   147,577   2,468,454
  Industria de Diseno Textil SA.............................    96,145   4,872,908
  Telefonica SA.............................................   154,560   3,129,735
                                                                       -----------
                                                                        14,559,368
                                                                       -----------
Sweden -- 1.3%
  Atlas Copco AB, Class A...................................    44,700   1,315,090
  ForeningsSparbanken AB, Class A#..........................    50,950   1,785,370
  Swedish Match AB..........................................    58,000   1,026,792
  Telefonaktiebolaget LM Ericsson, Class B..................   907,030   3,509,461
                                                                       -----------
                                                                         7,636,713
                                                                       -----------
Switzerland -- 12.3%
  ABB, Ltd..................................................   199,240   3,217,034
  Actelion, Ltd.............................................     4,350     775,697
  Adecco SA#................................................    53,980   3,576,445
  Compagnie Financiere Richemont AG#........................   101,867   5,486,912
  Credit Suisse Group.......................................    72,867   4,818,683
  Givaudan SA...............................................       220     196,979
  Holcim, Ltd...............................................    33,900   3,040,930
  Julius Baer Holdings, Ltd. Class B........................    35,070   3,731,162
  Nestle SA.................................................    24,255   8,561,303
  Novartis AG...............................................    72,816   4,244,157
  Roche Holding AG..........................................    83,896  15,156,445
  Swiss Re..................................................    34,331   2,930,625
  Syngenta AG+..............................................    32,894   5,786,094
  UBS AG....................................................   166,886  10,033,492
                                                                       -----------
                                                                        71,555,958
                                                                       -----------

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                  Security Description                  Shares     (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Taiwan -- 1.5%
     Acer, Inc........................................   835,000 $  1,802,195
     Hon Hai Precision Industry Co., Ltd..............   731,600    5,327,514
     MediaTek, Inc....................................    97,100      993,819
     Taiwan Semiconductor Manufacturing Co., Ltd. ADR.    71,584      769,528
                                                                 ------------
                                                                    8,893,056
                                                                 ------------
   Thailand -- 0.2%
     Bangkok Bank Public Co., Ltd.....................   239,700      874,793
                                                                 ------------
   Turkey -- 0.2%
     Akbank T.A.S.....................................   214,089    1,200,224
                                                                 ------------
   United Kingdom -- 16.6%
     Amvescap PLC.....................................   149,640    1,617,851
     AstraZeneca PLC..................................    17,690    1,025,836
     Aviva PLC........................................    86,878    1,344,895
     Barclays PLC.....................................   272,592    3,646,442
     BG Group PLC+....................................   351,876    4,734,685
     BHP Billiton PLC.................................    60,510    1,147,843
     BP PLC...........................................   127,546    1,439,152
     BT Group PLC.....................................   255,480    1,427,530
     Burberry Group PLC...............................   283,523    3,355,157
     Capita Group PLC.................................   367,278    4,140,534
     Carphone Warehouse PLC#..........................   359,606    1,912,151
     Diageo PLC.......................................   151,620    2,910,427
     Enterprise Inns PLC..............................    41,884    1,011,878
     Experian Group, Ltd.+............................    62,450      720,607
     GlaxoSmithKline PLC..............................   229,279    6,089,023
     Imperial Tobacco Group PLC.......................    56,684    2,082,561
     Informa PLC......................................   133,607    1,483,904
     International Power PLC+.........................   518,616    3,458,548
     Ladbrokes PLC....................................   220,588    1,748,575
     Man Group PLC....................................   372,346    3,469,389
     Marks & Spencer Group PLC........................   215,540    2,893,854
     Next PLC.........................................    40,680    1,423,407
     Pearson PLC......................................    85,120    1,255,771
     Prudential PLC...................................   140,560    1,824,999
     Reckitt Benckiser PLC............................   249,709   11,103,370
     Reuters Group PLC................................   147,130    1,308,723
     Royal Bank of Scotland Group PLC.................    66,405    2,404,465
     Royal Dutch Shell PLC, Class A...................    69,020    2,442,168
     SABMiller PLC....................................   105,480    2,204,101
     Shire PLC........................................    86,510    1,732,880
     Smiths Group PLC.................................    84,520    1,509,428
     Standard Chartered PLC...........................    47,840    1,372,064
     Tesco PLC........................................ 1,203,875    9,258,993
     William Hill PLC.................................   252,790    3,110,729
     WPP Group PLC....................................   293,138    3,889,591
                                                                 ------------
                                                                   96,501,531
                                                                 ------------
   United States -- 0.1%
     Synthes, Inc.....................................     6,920      813,031
                                                                 ------------
   Total Common Stock
      (cost $449,677,796).............................            560,190,299
                                                                 ------------

                                                             Shares/
                                                            Principal      Value
                  Security Description                       Amount       (Note 3)

-------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.1%
Brazil -- 0.4%
  Banco Itau Holding Financeira SA.......................      10,000   $    333,487
  Companhia De Bebidas Das Americas ADR..................      20,800        959,088
  Petroleo Brasileiro SA ADR.............................       8,900        755,610
                                                                        ------------
                                                                           2,048,185
                                                                        ------------
Germany -- 0.7%
  Henkel KGaA............................................      14,910      2,132,970
  Porsche AG.............................................       1,824      2,116,152
                                                                        ------------
                                                                           4,249,122
                                                                        ------------
Total Preferred Stock
   (cost $4,532,177).....................................                  6,297,307
                                                                        ------------
Total Long-Term Investment Securities
   (cost $454,209,973)...................................                566,487,606
                                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 12.4%
Time Deposit -- 1.3%
  Euro Time Deposit with State Street Bank & Trust Co.... $ 7,815,000      7,815,000
                                                                        ------------
Collective Investment Pool -- 10.7%
  Securities Lending Quality Trust(1)....................  62,270,093     62,270,093
                                                                        ------------
Commercial Paper -- 0.4%
  Sheffield Receivables Corp.
   5.30% due 12/01/2006..................................   2,270,000      2,270,000
                                                                        ------------
Total Short-Term Investment Securities
   (cost $72,355,093)....................................                 72,355,093
                                                                        ------------
REPURCHASE AGREEMENT -- 0.5%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.82%, dated 11/30/06, to be repurchased
   12/01/06 in the amount of $2,994,401 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 3.25%, due 08/15/08 and having an
   approximate value of $3,057,842 (Cost $2,994,000).....   2,994,000      2,994,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $529,559,066)(2)................................       110.6%   641,836,699
Liabilities in excess of other assets....................       (10.6)%  (61,749,343)
                                                          -----------   ------------
NET ASSETS --                                                   100.0%  $580,087,356
                                                          ===========   ============

--------
ADR American Depository Receipt
GDR Global Depository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3).
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $4,235,328 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investment on a tax basis.

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Finance -- Investment Banker/Broker......   8.0%
                Oil Companies -- Integrated..............   6.7%
                Medical -- Drugs.........................   5.9%
                Banks -- Super Regional..................   5.7%
                Collective Investment Pool...............   4.4%
                Medical Products.........................   4.1%
                Electronic Components -- Semiconductors..   2.9%
                Telephone -- Integrated..................   2.9%
                Diversified Manufactured Operations......   2.7%
                Retail -- Discount.......................   2.7%
                Cosmetics & Toiletries...................   2.6%
                Medical -- Biomedical/Gene...............   2.4%
                Networking Products......................   2.4%
                Wireless Equipment.......................   2.4%
                Enterprise Software/Service..............   2.2%
                Multimedia...............................   2.2%
                Schools..................................   2.1%
                Computers................................   2.0%
                Oil -- Field Services....................   2.0%
                Tobacco..................................   1.8%
                Web Portals/ISP..........................   1.8%
                Electric -- Integrated...................   1.7%
                Invest Management/Advisor Services.......   1.7%
                Applications Software....................   1.6%
                E-Commerce/Products......................   1.6%
                Advertising Agencies.....................   1.4%
                Finance -- Credit Card...................   1.4%
                Insurance Brokers........................   1.4%
                Filtration/Separation Products...........   1.3%
                Medical -- HMO...........................   1.3%
                Medical Instruments......................   1.2%
                Time Deposit.............................   1.2%
                Aerospace/Defense........................   1.1%
                Beverages -- Wine/Spirits................   1.1%
                Industrial Gases.........................   1.1%
                Oil Companies -- Exploration & Production   1.1%
                Retail -- Consumer Electronics...........   1.1%
                E-Commerce/Services......................   1.0%
                Pharmacy Services........................   1.0%
                Transport -- Services....................   1.0%
                Aerospace/Defense -- Equipment...........   0.9%
                Consulting Services......................   0.9%
                Data Processing/Management...............   0.9%
                Insurance -- Multi-line..................   0.9%
                Banks -- Fiduciary.......................   0.8%
                Beverages -- Non-alcoholic...............   0.8%
                Insurance -- Life/Health.................   0.8%
                Retail -- Major Department Stores........   0.8%
                Forestry.................................   0.6%
                Machinery -- Farming.....................   0.6%
                Food -- Retail...........................   0.5%
                Linen Supply & Related Items.............   0.5%
                Retail -- Apparel/Shoe...................   0.4%
                                                          -----
                                                          103.6%
                                                          =====

*  Calculated as a percentage of net assets.

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 98.0%
       Advertising Agencies -- 1.4%
         Omnicom Group, Inc..........................  14,269 $1,457,721
                                                              ----------
       Aerospace/Defense -- 1.1%
         Lockheed Martin Corp........................  11,811  1,068,305
                                                              ----------
       Aerospace/Defense - Equipment -- 0.9%
         United Technologies Corp....................  13,377    863,218
                                                              ----------
       Applications Software -- 1.6%
         Microsoft Corp..............................  56,429  1,655,063
                                                              ----------
       Banks - Fiduciary -- 0.8%
         State Street Corp...........................  12,681    787,871
                                                              ----------
       Banks - Super Regional -- 5.7%
         Bank of America Corp........................  55,729  3,001,006
         US Bancorp..................................  35,800  1,204,312
         Wells Fargo & Co............................  45,874  1,616,600
                                                              ----------
                                                               5,821,918
                                                              ----------
       Beverages - Non-alcoholic -- 0.8%
         PepsiCo, Inc................................  13,571    840,995
                                                              ----------
       Beverages - Wine/Spirits -- 1.1%
         Diageo PLC..................................  43,146    828,211
         Diageo PLC ADR..............................   3,415    263,945
                                                              ----------
                                                               1,092,156
                                                              ----------
       Computers -- 2.0%
         Dell, Inc.+.................................  74,597  2,032,022
                                                              ----------
       Consulting Services -- 0.9%
         Accenture, Ltd., Class A....................  27,380    922,706
                                                              ----------
       Cosmetics & Toiletries -- 2.6%
         Procter & Gamble Co.........................  41,326  2,594,860
                                                              ----------
       Data Processing/Management -- 0.9%
         Automatic Data Processing, Inc..............  18,975    915,164
                                                              ----------
       Diversified Manufactured Operations -- 2.7%
         General Electric Co.........................  78,633  2,774,172
                                                              ----------
       E-Commerce/Products -- 1.6%
         Amazon.com, Inc.+#..........................  40,729  1,643,008
                                                              ----------
       E-Commerce/Services -- 1.0%
         eBay, Inc.+.................................  31,910  1,032,289
                                                              ----------
       Electric - Integrated -- 1.7%
         DPL, Inc.#..................................  19,559    546,870
         Exelon Corp.................................  10,000    607,300
         TXU Corp....................................  10,245    587,960
                                                              ----------
                                                               1,742,130
                                                              ----------
       Electronic Components - Semiconductors -- 2.9%
         Altera Corp.+...............................  52,967  1,053,514
         Intel Corp..................................  55,367  1,182,085
         Texas Instruments, Inc......................  23,431    692,386
                                                              ----------
                                                               2,927,985
                                                              ----------
       Enterprise Software/Service -- 2.2%
         Oracle Corp.+............................... 117,046  2,227,385
                                                              ----------
       Filtration/Separation Products -- 1.3%
         Pall Corp...................................  41,813  1,312,510
                                                              ----------
       Finance - Credit Card -- 1.4%
         American Express Co.........................  15,965    937,465
         Capital One Financial Corp..................   6,764    526,780
                                                              ----------
                                                               1,464,245
                                                              ----------
       Finance - Investment Banker/Broker -- 8.0%
         Citigroup, Inc..............................  70,154  3,478,937

                                                                Value
                     Security Description              Shares  (Note 3)

        ----------------------------------------------------------------
        Finance - Investment Banker/Broker (continued)
          Goldman Sachs Group, Inc....................  5,008 $  975,558
          J.P. Morgan Chase & Co...................... 36,422  1,685,610
          Merrill Lynch & Co., Inc.................... 11,375    994,516
          Morgan Stanley.............................. 13,297  1,012,700
                                                              ----------
                                                               8,147,321
                                                              ----------
        Food - Retail -- 0.5%
          Whole Foods Market, Inc..................... 10,207    498,102
                                                              ----------
        Forestry -- 0.6%
          Weyerhaeuser Co.#...........................  8,944    578,498
                                                              ----------
        Industrial Gases -- 1.1%
          Air Products & Chemicals, Inc............... 16,178  1,118,547
                                                              ----------
        Insurance Broker -- 1.4%
          Marsh & McLennan Cos., Inc.................. 46,460  1,459,773
                                                              ----------
        Insurance - Life/Health -- 0.8%
          Prudential Financial, Inc................... 10,105    823,355
                                                              ----------
        Insurance - Multi-line -- 0.9%
          Hartford Financial Services Group, Inc...... 10,354    887,959
                                                              ----------
        Invest Management/Advisor Services -- 1.7%
          Legg Mason, Inc............................. 13,286  1,266,953
          T. Rowe Price Group, Inc.................... 11,289    489,152
                                                              ----------
                                                               1,756,105
                                                              ----------
        Linen Supply & Related Items -- 0.5%
          Cintas Corp................................. 12,727    537,079
                                                              ----------
        Machinery - Farming -- 0.6%
          Deere & Co..................................  6,192    594,432
                                                              ----------
        Medical Instruments -- 1.2%
          Medtronic, Inc.............................. 10,661    555,758
          St. Jude Medical, Inc.+..................... 19,014    708,652
                                                              ----------
                                                               1,264,410
                                                              ----------
        Medical Products -- 4.1%
          Baxter International, Inc................... 26,434  1,182,657
          Johnson & Johnson........................... 31,299  2,062,917
          Zimmer Holdings, Inc.+...................... 12,361    901,859
                                                              ----------
                                                               4,147,433
                                                              ----------
        Medical - Biomedical/Gene -- 2.4%
          Amgen, Inc.+................................ 14,887  1,056,977
          Biogen Idec, Inc.+.......................... 26,733  1,397,067
                                                              ----------
                                                               2,454,044
                                                              ----------
        Medical - Drugs -- 5.9%
          Abbott Laboratories......................... 17,136    799,566
          Bristol-Myers Squibb Co..................... 61,418  1,525,009
          Novartis AG ADR.............................  9,482    553,844
          Pfizer, Inc................................. 75,166  2,066,313
          Wyeth....................................... 22,118  1,067,857
                                                              ----------
                                                               6,012,589
                                                              ----------
        Medical - HMO -- 1.3%
          Aetna, Inc.................................. 18,334    757,378
          WellPoint, Inc.+............................  7,615    576,227
                                                              ----------
                                                               1,333,605
                                                              ----------
        Multimedia -- 2.2%
          News Corp., Class A......................... 37,095    764,157
          Time Warner, Inc............................ 36,221    729,491
          Walt Disney Co.............................. 21,018    694,645
                                                              ----------
                                                               2,188,293
                                                              ----------

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Networking Products -- 2.4%
         Cisco Systems, Inc.+.......................... 90,488 $2,432,317
                                                               ----------
       Oil Companies - Exploration & Production -- 1.1%
         Apache Corp................................... 15,280  1,068,530
                                                               ----------
       Oil Companies - Integrated -- 6.7%
         BP PLC ADR.................................... 19,696  1,340,904
         ConocoPhillips................................ 13,175    886,678
         Exxon Mobil Corp.............................. 50,335  3,866,231
         Occidental Petroleum Corp..................... 13,454    677,274
                                                               ----------
                                                                6,771,087
                                                               ----------
       Oil - Field Services -- 2.0%
         Schlumberger, Ltd............................. 22,059  1,510,600
         Weatherford International, Ltd.+.............. 12,211    548,396
                                                               ----------
                                                                2,058,996
                                                               ----------
       Pharmacy Services -- 1.0%
         Caremark Rx, Inc.............................. 20,601    974,427
                                                               ----------
       Retail - Apparel/Shoe -- 0.4%
         Chico's FAS, Inc.+#........................... 17,073    405,484
                                                               ----------
       Retail - Consumer Electronics -- 1.1%
         Best Buy Co., Inc............................. 19,420  1,067,517
                                                               ----------
       Retail - Discount -- 2.7%
         BJ's Wholesale Club, Inc.+.................... 20,176    651,685
         Wal-Mart Stores, Inc.......................... 46,004  2,120,784
                                                               ----------
                                                                2,772,469
                                                               ----------
       Retail - Major Department Stores -- 0.8%
         J.C. Penney Co., Inc.......................... 11,031    853,138
                                                               ----------
       School -- 2.1%
         Apollo Group, Inc., Class A+#................. 55,562  2,155,250
                                                               ----------
       Telephone - Integrated -- 2.9%
         ALLTEL Corp................................... 11,339    643,375
         AT&T, Inc..................................... 24,244    822,114
         Sprint Corp................................... 48,274    941,826
         Verizon Communications, Inc................... 15,962    557,712
                                                               ----------
                                                                2,965,027
                                                               ----------

                                                          Shares/
                                                         Principal      Value
                 Security Description                     Amount       (Note 3)

----------------------------------------------------------------------------------
Tobacco -- 1.8%
  Altria Group, Inc....................................     21,947   $  1,848,157
                                                                     ------------
Transport - Services -- 1.0%
  United Parcel Service, Inc., Class B.................     12,340        961,533
                                                                     ------------
Web Portals/ISP -- 1.8%
  Google, Inc., Class A+...............................      3,825      1,854,819
                                                                     ------------
Wireless Equipment -- 2.4%
  QUALCOMM, Inc........................................     67,880      2,483,729
                                                                     ------------
Total Long-Term Investment Securities
   (cost $92,324,927)..................................                99,649,748
                                                                     ------------
SHORT-TERM INVESTMENT SECURITIES -- 5.6%
Collective Investment Pool -- 4.4%
  Securities Lending Quality Trust(1)..................  4,417,350      4,417,350
                                                                     ------------
Time Deposit -- 1.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 12/01/06.................................. $1,259,000      1,259,000
                                                                     ------------
Total Short-Term Investment Securities
   (cost $5,676,350)...................................                 5,676,350
                                                                     ------------
TOTAL INVESTMENTS
   (cost $98,001,277)(2)...............................      103.6%   105,326,098
Liabilities in excess of other assets..................       (3.6)%   (3,634,127)
                                                        ----------   ------------
NET ASSETS --                                                100.0%  $101,691,971
                                                        ==========   ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR American Depository Receipt

VALIC Company I Large Capital Growth Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  Finance-Investment Banker/Broker....... 6.8%
                  Aerospace/Defense...................... 5.5%
                  Diversified Manufactured Operations.... 4.2%
                  Computers.............................. 4.1%
                  Medical -- Drugs....................... 3.7%
                  Networking Products.................... 3.4%
                  Collective Investment Pool............. 3.2%
                  Enterprise Software/Service............ 2.9%
                  Web Portals/ISP........................ 2.9%
                  Applications Software.................. 2.6%
                  Medical -- HMO......................... 2.6%
                  Cellular Telecom....................... 2.5%
                  Medical Products....................... 2.2%
                  Medical -- Biomedical/Gene............. 2.1%
                  Retail -- Discount..................... 2.1%
                  Wireless Equipment..................... 2.1%
                  Oil Companies -- Integrated............ 2.0%
                  Beverages -- Non-alcoholic............. 1.9%
                  Engineering/R&D Services............... 1.7%
                  Multimedia............................. 1.7%
                  Cosmetics & Toiletries................. 1.5%
                  Pharmacy Services...................... 1.5%
                  Retail -- Apparel/Shoe................. 1.4%
                  Retail -- Major Department Stores...... 1.4%
                  Electric Products-Misc................. 1.3%
                  Insurance -- Property/Casualty......... 1.3%
                  Retail -- Office Supplies.............. 1.2%
                  Cable TV............................... 1.1%
                  Consulting Services.................... 1.1%
                  Electronic Components -- Semiconductors 1.1%
                  Medical -- Wholesale Drug Distribution. 1.1%
                  Machinery -- Construction & Mining..... 1.0%
                  Metal -- Copper........................ 1.0%
                  Retail -- Regional Department Stores... 1.0%
                  Medical Labs & Testing Services........ 0.9%
                  Telecom Services....................... 0.9%
                  Casino Services........................ 0.8%
                  Computer Aided Design.................. 0.8%
                  Health Care Cost Containment........... 0.8%
                  Insurance -- Life/Health............... 0.8%

                Investment Management/Advisor Services...   0.8%
                Medical Instruments......................   0.8%
                Metal -- Diversified.....................   0.8%
                Non-Hazardous Waste Disposal.............   0.8%
                Aerospace/Defense -- Equipment...........   0.7%
                Beverages -- Wine/Spirits................   0.7%
                Insurance -- Multi-line..................   0.7%
                Time Deposits............................   0.7%
                Commercial Services......................   0.6%
                Instruments -- Scientific................   0.6%
                Machinery -- General Industrial..........   0.6%
                Oil -- Field Services....................   0.6%
                Tobacco..................................   0.6%
                Brewery..................................   0.5%
                Chemicals -- Specialty...................   0.5%
                Coal.....................................   0.5%
                Electronics -- Military..................   0.5%
                Entertainment Software...................   0.5%
                Finance -- Credit Card...................   0.5%
                Human Resources..........................   0.5%
                Internet Security........................   0.5%
                Metal Processors & Fabrication...........   0.5%
                Oil Companies -- Exploration & Production   0.5%
                Oil Refining & Marketing.................   0.5%
                Publishing -- Newspapers.................   0.5%
                Retail -- Building Products..............   0.5%
                Retail -- Drug Store.....................   0.5%
                Retail -- Jewelry........................   0.5%
                Therapeutics.............................   0.5%
                Banks -- Commercial......................   0.4%
                Financial Guarantee Insurance............   0.4%
                Retail -- Auto Parts.....................   0.4%
                Athletic Footwear........................   0.3%
                Electric -- Integrated...................   0.3%
                Electronic Measurement Instruments.......   0.3%
                Finance -- Consumer Loans................   0.3%
                Repurchase Agreement.....................   0.3%
                Telecom Equipment -- Fiber Optics........   0.3%
                Radio....................................   0.2%
                                                          -----
                                                          102.4%
                                                          =====

*  Calculated as a percentage of net assets.

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------



                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 98.3%
        Aerospace/Defense -- 5.5%
          Boeing Co................................ 108,195 $ 9,578,504
          General Dynamics Corp....................  72,399   5,418,341
          Lockheed Martin Corp.....................  97,058   8,778,896
          Northrop Grumman Corp....................  55,238   3,697,079
          Raytheon Co..............................  82,155   4,193,191
          Spirit Aerosystems Holdings, Inc.........  25,300     737,495
                                                            -----------
                                                             32,403,506
                                                            -----------
        Aerospace/Defense-Equipment -- 0.7%
          United Technologies Corp.................  60,500   3,904,065
                                                            -----------
        Applications Software -- 2.6%
          Microsoft Corp........................... 516,669  15,153,902
                                                            -----------
        Athletic Footwear -- 0.3%
          NIKE, Inc., Class B......................  17,800   1,761,310
                                                            -----------
        Banks-Commercial -- 0.4%
          Kookmin Bank.............................  28,100   2,189,100
                                                            -----------
        Beverages-Non-alcoholic -- 1.9%
          PepsiCo, Inc............................. 183,961  11,400,063
                                                            -----------
        Beverages-Wine/Spirits -- 0.7%
          Diageo PLC............................... 214,964   4,126,349
                                                            -----------
        Brewery -- 0.5%
          Anheuser-Busch Cos., Inc.................  59,000   2,803,090
                                                            -----------
        Cable TV -- 1.1%
          Comcast Corp., Class A+#................. 164,000   6,635,440
                                                            -----------
        Casino Services -- 0.8%
          International Game Technology............  68,400   2,994,552
          Scientific Games Corp., Class A+.........  50,400   1,464,120
                                                            -----------
                                                              4,458,672
                                                            -----------
        Cellular Telecom -- 2.5%
          America Movil SA de CV, Series L ADR..... 188,100   8,364,807
          China Mobile Hong Kong, Ltd.............. 396,000   3,329,378
          NII Holdings, Inc.+......................  44,300   2,876,399
                                                            -----------
                                                             14,570,584
                                                            -----------
        Chemicals-Specialty -- 0.5%
          Syngenta AG+.............................  15,873   2,792,080
                                                            -----------
        Coal -- 0.5%
          Peabody Energy Corp......................  66,100   3,041,261
                                                            -----------
        Commercial Services -- 0.6%
          AerCap Holdings NV.......................  63,600   1,443,720
          Alliance Data Systems Corp.+.............  29,200   1,889,532
                                                            -----------
                                                              3,333,252
                                                            -----------
        Computer Aided Design -- 0.8%
          Autodesk, Inc.+.......................... 108,900   4,484,502
                                                            -----------
        Computers -- 4.1%
          Apple Computer, Inc.+....................  55,700   5,106,576
          Hewlett-Packard Co....................... 347,979  13,731,251
          International Business Machines Corp.....  58,300   5,358,936
                                                            -----------
                                                             24,196,763
                                                            -----------
        Consulting Services -- 1.1%
          Accenture, Ltd., Class A................. 199,516   6,723,689
                                                            -----------
        Cosmetics & Toiletries -- 1.5%
          Procter & Gamble Co...................... 136,300   8,558,277
                                                            -----------
        Diversified Manufactured Operations -- 4.2%
          3M Co....................................  40,200   3,274,692
          Danaher Corp.............................  63,500   4,643,120
          Dover Corp...............................  62,800   3,158,840
          General Electric Co...................... 294,300  10,382,904

                                                                Value
                   Security Description               Shares   (Note 3)

      Diversified Manufactured Operations (continued)
        ITT Industries, Inc..........................  64,600 $ 3,485,170
                                                              -----------
                                                               24,944,726
                                                              -----------
      Electric Products-Misc. -- 1.3%
        AMETEK, Inc.................................. 132,000   4,304,520
        Emerson Electric Co..........................  36,900   3,199,230
                                                              -----------
                                                                7,503,750
                                                              -----------
      Electric-Integrated -- 0.3%
        Exelon Corp..................................  26,600   1,615,418
                                                              -----------
      Electronic Components-Semiconductors -- 1.1%
        Intel Corp................................... 185,500   3,960,425
        Texas Instruments, Inc.......................  93,900   2,774,745
                                                              -----------
                                                                6,735,170
                                                              -----------
      Electronic Measurement Instruments -- 0.3%
        Agilent Technologies, Inc.+..................  58,300   1,856,272
                                                              -----------
      Electronics-Military -- 0.5%
        L-3 Communications Holdings, Inc.............  39,100   3,215,975
                                                              -----------
      Engineering/R&D Services -- 1.7%
        ABB, Ltd..................................... 359,830   5,810,005
        McDermott International, Inc.................  75,747   3,944,904
                                                              -----------
                                                                9,754,909
                                                              -----------
      Enterprise Software/Service -- 2.9%
        BEA Systems, Inc.+........................... 271,258   3,735,223
        BMC Software, Inc.+..........................  96,765   3,150,668
        Oracle Corp.+................................ 540,091  10,277,932
                                                              -----------
                                                               17,163,823
                                                              -----------
      Entertainment Software -- 0.5%
        Electronic Arts, Inc.+.......................  49,500   2,764,575
                                                              -----------
      Finance-Consumer Loans -- 0.3%
        SLM Corp.....................................  42,800   1,961,952
                                                              -----------
      Finance-Credit Card -- 0.5%
        American Express Co..........................  52,100   3,059,312
                                                              -----------
      Finance-Investment Banker/Broker -- 6.8%
        Bear Stearns Cos., Inc.......................  22,250   3,392,680
        Citigroup, Inc...............................  57,500   2,851,425
        Goldman Sachs Group, Inc.....................  77,802  15,155,830
        J.P. Morgan Chase & Co.......................  76,269   3,529,729
        Lehman Brothers Holdings, Inc................  82,671   6,090,372
        Merrill Lynch & Co., Inc.....................  59,200   5,175,856
        Morgan Stanley...............................  47,749   3,636,564
                                                              -----------
                                                               39,832,456
                                                              -----------
      Financial Guarantee Insurance -- 0.4%
        Ambac Financial Group, Inc...................  30,492   2,611,335
                                                              -----------
      Health Care Cost Containment -- 0.8%
        McKesson Corp................................  95,203   4,703,028
                                                              -----------
      Human Resources -- 0.5%
        Manpower, Inc................................  42,300   3,003,300
                                                              -----------
      Instruments-Scientific -- 0.6%
        Applera Corp.................................  93,692   3,414,137
                                                              -----------
      Insurance-Life/Health -- 0.8%
        Prudential Financial, Inc....................  60,138   4,900,044
                                                              -----------
      Insurance-Multi-line -- 0.7%
        Assurant, Inc. #.............................  77,000   4,231,920
                                                              -----------

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Insurance-Property/Casualty -- 1.3%
         Chubb Corp..................................  75,521 $ 3,908,967
         OneBeacon Insurance Group, Ltd..............  50,700   1,394,250
         SAFECO Corp.................................  37,100   2,247,147
                                                              -----------
                                                                7,550,364
                                                              -----------
       Internet Security -- 0.5%
         Symantec Corp.+............................. 139,600   2,959,520
                                                              -----------
       Investment Management/Advisor Services -- 0.8%
         Legg Mason, Inc.............................  46,500   4,434,240
                                                              -----------
       Machinery-Construction & Mining -- 1.0%
         Caterpillar, Inc............................  45,500   2,822,365
         Komatsu, Ltd................................ 166,004   3,018,776
                                                              -----------
                                                                5,841,141
                                                              -----------
       Machinery-General Industrial -- 0.6%
         IDEX Corp...................................  76,561   3,671,100
                                                              -----------
       Medical Instruments -- 0.8%
         Medtronic, Inc..............................  93,000   4,848,090
                                                              -----------
       Medical Labs & Testing Services -- 0.9%
         Laboratory Corp. of America Holdings+#......  72,733   5,149,496
                                                              -----------
       Medical Products -- 2.2%
         Cooper Cos., Inc............................  81,500   4,398,555
         Johnson & Johnson........................... 125,700   8,284,887
                                                              -----------
                                                               12,683,442
                                                              -----------
       Medical-Biomedical/Gene -- 2.1%
         Amgen, Inc.+................................  51,700   3,670,700
         Celgene Corp.+..............................  54,100   3,014,993
         Genentech, Inc.+............................  35,500   2,902,125
         Genzyme Corp.+..............................  43,000   2,769,200
                                                              -----------
                                                               12,357,018
                                                              -----------
       Medical-Drugs -- 3.7%
         Abbott Laboratories.........................  31,100   1,451,126
         AstraZeneca PLC ADR......................... 101,306   5,864,604
         Forest Laboratories, Inc.+..................  45,000   2,191,500
         Merck & Co., Inc............................  84,605   3,765,768
         Novartis AG ADR.............................  75,960   4,436,824
         Roche Holding AG............................  20,996   3,793,086
                                                              -----------
                                                               21,502,908
                                                              -----------
       Medical-HMO -- 2.6%
         Coventry Health Care, Inc.+.................  63,200   3,041,816
         Humana, Inc.+...............................  52,771   2,854,911
         UnitedHealth Group, Inc..................... 126,825   6,224,571
         WellPoint, Inc.+............................  39,208   2,966,870
                                                              -----------
                                                               15,088,168
                                                              -----------
       Medical-Wholesale Drug Distribution -- 1.1%
         AmerisourceBergen Corp......................  92,404   4,249,660
         Cardinal Health, Inc........................  37,958   2,452,846
                                                              -----------
                                                                6,702,506
                                                              -----------
       Metal Processors & Fabrication -- 0.5%
         Precision Castparts Corp....................  42,000   3,169,320
                                                              -----------
       Metal-Copper -- 1.0%
         Phelps Dodge Corp...........................  48,000   5,904,000
                                                              -----------
       Metal-Diversified -- 0.8%
         Rio Tinto PLC ADR#..........................  20,716   4,445,447
                                                              -----------
       Multimedia -- 1.8%
         News Corp., Class A......................... 498,714  10,273,508
                                                              -----------

                                                                Value
                   Security Description               Shares   (Note 3)

      Networking Products -- 3.4%
        Cisco Systems, Inc.+......................... 734,563 $19,745,054
                                                              -----------
      Non-Hazardous Waste Disposal -- 0.8%
        Waste Management, Inc........................ 133,885   4,901,530
                                                              -----------
      Oil Companies-Exploration & Production -- 0.5%
        XTO Energy, Inc..............................  62,700   3,172,620
                                                              -----------
      Oil Companies-Integrated -- 2.0%
        Exxon Mobil Corp.............................  43,800   3,364,278
        Marathon Oil Corp............................  46,526   4,391,124
        Occidental Petroleum Corp....................  74,851   3,767,999
                                                              -----------
                                                               11,523,401
                                                              -----------
      Oil Refining & Marketing -- 0.5%
        Valero Energy Corp...........................  56,600   3,116,962
                                                              -----------
      Oil-Field Services -- 0.6%
        Schlumberger, Ltd............................  50,100   3,430,848
                                                              -----------
      Pharmacy Services -- 1.5%
        Caremark Rx, Inc.............................  92,200   4,361,060
        Medco Health Solutions, Inc.+................  84,700   4,252,787
                                                              -----------
                                                                8,613,847
                                                              -----------
      Publishing-Newspapers -- 0.5%
        Dow Jones & Co., Inc.........................  82,200   2,966,598
                                                              -----------
      Radio -- 0.2%
        XM Satellite Radio Holdings, Inc., Class A+#.  62,100     896,724
                                                              -----------
      Retail-Apparel/Shoe -- 1.4%
        American Eagle Outfitters, Inc...............  58,569   2,646,147
        Nordstrom, Inc............................... 116,436   5,707,693
                                                              -----------
                                                                8,353,840
                                                              -----------
      Retail-Auto Parts -- 0.4%
        AutoZone, Inc.+..............................  19,500   2,215,395
                                                              -----------
      Retail-Building Products -- 0.5%
        Home Depot, Inc..............................  81,900   3,109,743
                                                              -----------
      Retail-Discount -- 2.1%
        Target Corp..................................  76,800   4,461,312
        TJX Cos., Inc................................ 102,957   2,823,081
        Wal-Mart Stores, Inc......................... 115,400   5,319,940
                                                              -----------
                                                               12,604,333
                                                              -----------
      Retail-Drug Store -- 0.5%
        CVS Corp..................................... 100,600   2,894,262
                                                              -----------
      Retail-Jewelry -- 0.5%
        Tiffany & Co.................................  79,900   3,070,557
                                                              -----------
      Retail-Major Department Stores -- 1.4%
        J.C. Penny Co., Inc..........................  55,620   4,301,651
        Sears Holdings Corp.+........................  21,577   3,698,729
                                                              -----------
                                                                8,000,380
                                                              -----------
      Retail-Office Supplies -- 1.2%
        Office Depot, Inc.+.......................... 113,938   4,313,693
        Staples, Inc................................. 110,900   2,824,623
                                                              -----------
                                                                7,138,316
                                                              -----------
      Retail-Regional Department Stores -- 1.0%
        Kohl's Corp.+................................  82,762   5,760,235
                                                              -----------
      Telecom Equipment-Fiber Optics -- 0.3%
        Corning, Inc.+...............................  89,600   1,931,776
                                                              -----------
      Telecom Services -- 0.9%
        Amdocs, Ltd.+................................ 144,116   5,555,672
                                                              -----------

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                           Shares/
                                                          Principal      Value
                 Security Description                      Amount       (Note 3)

-----------------------------------------------------------------------------------
COMMON STOCK (continued)
Therapeutics -- 0.5%
  Gilead Sciences, Inc.+...............................      42,000   $  2,768,640
                                                                      ------------
Tobacco -- 0.6%
  UST, Inc.#...........................................      64,756      3,625,041
                                                                      ------------
Web Portals/ISP -- 2.9%
  Google, Inc., Class A+...............................      21,421     10,387,471
  Yahoo!, Inc.+........................................     243,400      6,569,366
                                                                      ------------
                                                                        16,956,837
                                                                      ------------
Wireless Equipment -- 2.1%
  Motorola, Inc........................................     441,651      9,791,403
  QUALCOMM, Inc........................................      73,800      2,700,342
                                                                      ------------
                                                                        12,491,745
                                                                      ------------
Total Long-Term Investment Securities
  (cost $525,212,687)..................................                577,232,631
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 3.8%
Collective Investment Pool -- 3.1%
  Securities Lending Quality Trust(1)..................  18,652,206     18,652,206
                                                                      ------------
Time Deposit -- 0.7%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 12/01/06.................................. $ 4,030,000      4,030,000
                                                                      ------------
Total Short-Term Investment Securities
  (cost $22,682,206)...................................                 22,682,206
                                                                      ------------
REPURCHASE AGREEMENT -- 0.3%
  State Street Bank & Trust Co.
   Joint Repurchase Agreement(2)
   (cost $1,613,000)...................................   1,613,000      1,613,000
                                                                      ------------
TOTAL INVESTMENTS
   (cost $549,507,893)(3)..............................       102.4%   601,527,837
Liabilities in Excess of Other Assets..................        (2.4)%  (14,088,625)
                                                        -----------   ------------
NET ASSETS --                                                 100.0%  $587,439,212
                                                        ===========   ============

--------
ADR American Depository Receipt
+   Non-income producing security
#   The security or a portion thereof is out on loan (See Note 3)
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 3 for details of Joint Repurchase Agreement.
(3) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

              Industry Allocation*
              Collective Investment Pool................... 20.9%
              Electric-Integrated..........................  5.7%
              Commercial Paper.............................  4.8%
              Real Estate Investment Trusts................  4.1%
              Oil Companies-Exploration & Production.......  3.6%
              Retail-Apparel/Shoe..........................  3.3%
              Banks-Commercial.............................  3.0%
              Diversified Manufactured Operations..........  2.4%
              Electronic Components-Semiconductors.........  2.3%
              Oil & Gas Drilling...........................  1.7%
              Medical-Biomedical/Gene......................  1.6%
              Insurance-Property/Casualty..................  1.5%
              Metal Processors & Fabrication...............  1.5%
              Transport-Services...........................  1.5%
              Chemicals-Specialty..........................  1.4%
              Data Processing/Management...................  1.4%
              Insurance-Multi-line.........................  1.4%
              Oil Field Machinery & Equipment..............  1.3%
              Distribution/Wholesale.......................  1.2%
              Medical-Drugs................................  1.2%
              Retail-Restaurants...........................  1.2%
              Medical Instruments..........................  1.1%
              Building-Residential/Commercial..............  1.0%
              Gas-Distribution.............................  1.0%
              Medical-Hospitals............................  1.0%
              Schools......................................  1.0%
              Telecommunication Equipment..................  1.0%
              Electronic Design Automation.................  0.9%
              Finance-Investment Banker/Broker.............  0.9%
              Medical Products.............................  0.9%
              Paper & Related Products.....................  0.9%
              Savings & Loans/Thrifts......................  0.9%
              Chemicals-Diversified........................  0.8%
              Commercial Services..........................  0.8%
              Computer Services............................  0.8%
              Human Resources..............................  0.8%
              Invest Management/Advisor Services...........  0.8%
              Semiconductors Components-Integrated Circuits  0.8%
              Transport-Truck..............................  0.8%
              Electronic Connectors........................  0.7%
              Financial Guarantee Insurance................  0.7%
              Internet Security............................  0.7%
              Pipelines....................................  0.7%
              Apparel Manufacturers........................  0.6%
              Auto/Truck Parts & Equipment-Original........  0.6%
              Building Products-Cement.....................  0.6%
              Computers-Integrated Systems.................  0.6%
              Electronic Parts Distribution................  0.6%
              Retail-Auto Parts............................  0.6%
              Retail-Automobile............................  0.6%
              Semiconductor Equipment......................  0.6%
              Banks-Fiduciary..............................  0.5%
              Computers-Memory Devices.....................  0.5%
              Consulting Services..........................  0.5%
              Consumer Products-Misc.......................  0.5%
              Containers-Paper/Plastic.....................  0.5%
              Diagnostic Equipment.........................  0.5%
              Electronic Components-Misc...................  0.5%
              Food-Meat Products...........................  0.5%
              Insurance Brokers............................  0.5%
              Insurance-Life/Health........................  0.5%
              Insurance-Reinsurance........................  0.5%
              Machinery-Pumps..............................  0.5%
              Medical-HMO..................................  0.5%
              Publishing-Newspapers........................  0.5%
              Rental Auto/Equipment........................  0.5%
              Retail-Discount..............................  0.5%
              Steel-Producers..............................  0.5%
              Telephone-Integrated.........................  0.5%

                 Aerospace/Defense-Equipment............. 0.4%
                 Airlines................................ 0.4%
                 Coal.................................... 0.4%
                 Coatings/Paint.......................... 0.4%
                 Dental Supplies & Equipment............. 0.4%
                 Diversified Operations.................. 0.4%
                 Engineering/R&D Services................ 0.4%
                 Entertainment Software.................. 0.4%
                 Machine Tools & Related Products........ 0.4%
                 Machinery-Construction & Mining......... 0.4%
                 Medical-Outpatient/Home Medical......... 0.4%
                 Networking Products..................... 0.4%
                 Non-Hazardous Waste Disposal............ 0.4%
                 Office Furnishings-Original............. 0.4%
                 Oil-Field Services...................... 0.4%
                 Pharmacy Services....................... 0.4%
                 Retail-Computer Equipment............... 0.4%
                 Auction Houses/Art Dealers.............. 0.3%
                 Auto-Heavy Duty Trucks.................. 0.3%
                 Batteries/Battery Systems............... 0.3%
                 Electric Products-Misc.................. 0.3%
                 Finance-Mortgage Loan/Banker............ 0.3%
                 Food-Confectionery...................... 0.3%
                 Hazardous Waste Disposal................ 0.3%
                 Hospital Beds/Equipment................. 0.3%
                 Industrial Gases........................ 0.3%
                 Internet Infrastructure Software........ 0.3%
                 Medical Labs & Testing Services......... 0.3%
                 Power Converter/Supply Equipment........ 0.3%
                 Research & Development.................. 0.3%
                 Respiratory Products.................... 0.3%
                 Retail-Bookstore........................ 0.3%
                 Retail-Catalog Shopping................. 0.3%
                 Retail-Mail Order....................... 0.3%
                 Retail-Pet Food & Supplies.............. 0.3%
                 Textile-Home Furnishings................ 0.3%
                 Transport-Marine........................ 0.3%
                 Water................................... 0.3%
                 Beverages-Non-alcoholic................. 0.2%
                 Casino Hotels........................... 0.2%
                 Casino Services......................... 0.2%
                 Direct Marketing........................ 0.2%
                 E-Marketing/Info........................ 0.2%
                 Enterprise Software/Service............. 0.2%
                 Filtration/Separation Products.......... 0.2%
                 Finance-Auto Loans...................... 0.2%
                 Internet Infrastructure Equipment....... 0.2%
                 Machinery-Farming....................... 0.2%
                 Machinery-Print Trade................... 0.2%
                 Medical-Generic Drugs................... 0.2%
                 Multimedia.............................. 0.2%
                 Optical Supplies........................ 0.2%
                 Physical Therapy/Rehabilation Centers... 0.2%
                 Publishing-Books........................ 0.2%
                 Racetracks.............................. 0.2%
                 Retail-Major Department Stores.......... 0.2%
                 Retail-Sporting Goods................... 0.2%
                 Soap & Cleaning Preparation............. 0.2%
                 Transport-Equipment & Leasng............ 0.2%
                 Veterinary Diagnostics.................. 0.2%
                 Wireless Equipment...................... 0.2%
                 United States Government Obligations.... 0.2%
                 Building & Construction-Misc............ 0.1%
                 Building-Heavy Construction............. 0.1%
                 Building-Maintance & Services........... 0.1%
                 Building-MobileHome/Manufactured Housing 0.1%
                 Capacitors.............................. 0.1%
                 Commercial Services-Finance............. 0.1%
                 Computers............................... 0.1%

VALIC Company I Mid Cap Index Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                  Cosmetics & Toiletries..............   0.1%
                  Decision Support Software...........   0.1%
                  Environmental Monitoring & Detection   0.1%
                  Food-Retail.........................   0.1%
                  Footwear & Related Apparel..........   0.1%
                  Golf................................   0.1%
                  Home Furnishings....................   0.1%
                  Industrial Automated/Robotic........   0.1%
                  Instruments-Scientific..............   0.1%
                  Medical Sterilization Products......   0.1%
                  Motion Pictures & Services..........   0.1%
                  Printing-Commercial.................   0.1%
                  Publishing-Periodicals..............   0.1%
                  Radio...............................   0.1%
                  Repurchase Agreement................   0.1%
                  Retail-Hair Salons..................   0.1%
                  Telecom Equipment-Fiber Optics......   0.1%
                  Tobacco.............................   0.1%
                  Transactional Software..............   0.1%
                                                       -----
                                                       120.3%
                                                       =====

*  Calculated as a percentage of net assets.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 94.3%
       Aerospace/Defense-Equipment -- 0.4%
         Alliant Techsystems, Inc.+#................  72,900 $ 5,635,899
         DRS Technologies, Inc......................  88,800   4,412,472
         Sequa Corp., Class A+......................  15,100   1,719,135
                                                             -----------
                                                              11,767,506
                                                             -----------
       Airlines -- 0.4%
         AirTran Holdings, Inc.+#................... 200,900   2,497,187
         Alaska Air Group, Inc.+....................  88,100   3,623,553
         JetBlue Airways Corp.+#.................... 387,900   5,298,714
                                                             -----------
                                                              11,419,454
                                                             -----------
       Apparel Manufacturers -- 0.6%
         Hanesbrands, Inc.+#........................ 210,000   5,121,900
         Polo Ralph Lauren Corp..................... 136,400  10,666,480
                                                             -----------
                                                              15,788,380
                                                             -----------
       Auction Houses/Art Dealers -- 0.3%
         Adesa, Inc................................. 198,700   5,249,654
         Sotheby's Holdings, Inc., Class A.......... 122,400   3,805,416
                                                             -----------
                                                               9,055,070
                                                             -----------
       Auto-Heavy Duty Trucks -- 0.3%
         Oshkosh Truck Corp., Class B............... 162,700   7,811,227
                                                             -----------
       Auto/Truck Parts & Equipment-Original -- 0.6%
         ArvinMeritor, Inc.#........................ 156,000   2,700,360
         BorgWarner, Inc.#.......................... 126,800   7,329,040
         Lear Corp.#................................ 148,800   4,605,360
         Modine Manufacturing Co....................  72,900   1,793,340
                                                             -----------
                                                              16,428,100
                                                             -----------
       Banks-Commercial -- 3.0%
         Associated Banc-Corp.#..................... 292,200   9,712,728
         Bank of Hawaii Corp........................ 111,700   5,767,071
         Cathay General Bancorp#.................... 113,900   3,913,604
         City National Corp.#.......................  89,400   6,063,108
         Colonial BancGroup, Inc.................... 342,200   8,349,680
         Cullen/Frost Bankers, Inc.................. 122,800   6,692,600
         FirstMerit Corp.#.......................... 176,900   4,192,530
         Greater Bay Bancorp........................ 112,600   2,898,324
         Mercantile Bankshares Corp................. 277,149  12,640,766
         SVB Financial Group+#......................  76,400   3,627,472
         TCF Financial Corp.#....................... 249,100   6,506,492
         Webster Financial Corp..................... 124,100   5,928,257
         Westamerica Bancorp#.......................  69,000   3,417,570
                                                             -----------
                                                              79,710,202
                                                             -----------
       Banks-Fiduciary -- 0.5%
         Investors Financial Services Corp.#........ 146,000   5,806,420
         Wilmington Trust Corp...................... 151,700   6,304,652
                                                             -----------
                                                              12,111,072
                                                             -----------
       Batteries/Battery Systems -- 0.3%
         Energizer Holdings, Inc.+#................. 126,800   8,380,212
                                                             -----------
       Beverages-Non-alcoholic -- 0.2%
         Hansen Natural Corp.+#..................... 133,300   3,749,729
         PepsiAmericas, Inc......................... 133,800   2,788,392
                                                             -----------
                                                               6,538,121
                                                             -----------
       Building & Construction-Misc. -- 0.1%
         Dycom Industries, Inc.+#...................  89,700   1,822,704
                                                             -----------
       Building Products-Cement -- 0.6%
         Florida Rock Industries, Inc............... 109,100   4,913,864
         Martin Marietta Materials, Inc.#........... 100,300   9,960,793
                                                             -----------
                                                              14,874,657
                                                             -----------

                                                                 Value
                    Security Description               Shares   (Note 3)

      --------------------------------------------------------------------
      Building-Heavy Construction -- 0.1%
        Granite Construction, Inc.....................  74,900 $ 3,864,840
                                                               -----------
      Building-Maintance & Services -- 0.1%
        Rollins, Inc..................................  66,000   1,446,060
                                                               -----------
      Building-MobileHome/Manufactured Housing -- 0.1%
        Thor Industries, Inc.#........................  78,900   3,571,014
                                                               -----------
      Building-Residential/Commerical -- 1.0%
        Beazer Homes USA, Inc.#.......................  86,700   3,958,722
        Hovnanian Enterprises, Inc., Class A+#........  80,500   2,858,555
        M.D.C Holdings, Inc.#.........................  76,500   4,370,445
        Ryland Group, Inc.#...........................  96,600   5,095,650
        Toll Brothers, Inc.+#......................... 278,200   8,958,040
                                                               -----------
                                                                25,241,412
                                                               -----------
      Capacitors -- 0.1%
        KEMET Corp.+#................................. 192,300   1,413,405
                                                               -----------
      Casino Hotel -- 0.2%
        Boyd Gaming Corp.#............................  93,600   3,963,960
                                                               -----------
      Casino Services -- 0.2%
        Scientific Games Corp., Class A+.............. 147,300   4,279,065
                                                               -----------
      Chemicals-Diversified -- 0.8%
        FMC Corp......................................  86,400   6,124,032
        Lyondell Chemical Co.......................... 465,700  11,502,790
        Olin Corp..................................... 160,500   2,685,165
                                                               -----------
                                                                20,311,987
                                                               -----------
      Chemicals-Specialty -- 1.4%
        Albemarle Corp................................  87,000   6,067,380
        Cabot Corp.#.................................. 140,100   5,762,313
        Chemtura Corp................................. 531,800   5,147,824
        Cytec Industries, Inc.........................  91,800   4,895,694
        Ferro Corp....................................  93,900   1,958,754
        Lubrizol Corp................................. 151,300   7,162,542
        Minerals Technologies, Inc.#..................  43,400   2,466,856
        Sensient Technologies Corp.................... 102,500   2,442,575
                                                               -----------
                                                                35,903,938
                                                               -----------
      Coal -- 0.4%
        Arch Coal, Inc.#.............................. 317,300  11,391,070
                                                               -----------
      Coatings/Paint -- 0.4%
        RPM International, Inc.#...................... 262,700   5,298,659
        Valspar Corp.................................. 224,800   6,289,904
                                                               -----------
                                                                11,588,563
                                                               -----------
      Commercial Services -- 0.8%
        Alliance Data Systems Corp.+#................. 147,000   9,512,370
        ChoicePoint, Inc.+............................ 176,400   6,487,992
        Quanta Services, Inc.+#....................... 262,000   4,802,460
                                                               -----------
                                                                20,802,822
                                                               -----------
      Commercial Services-Finance -- 0.1%
        Deluxe Corp.#................................. 113,600   2,796,832
                                                               -----------
      Computer Services -- 0.8%
        BISYS Group, Inc.+#........................... 266,200   3,191,738
        Ceridian Corp.+............................... 307,200   7,529,472
        DST Systems, Inc.+............................ 129,100   8,055,840
        SRA International, Inc.+#.....................  90,300   2,634,954
                                                               -----------
                                                                21,412,004
                                                               -----------
      Computers -- 0.1%
        Palm, Inc.+#.................................. 228,800   3,205,488
                                                               -----------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Computers-Integrated Systems -- 0.6%
          Diebold, Inc............................. 145,200 $ 6,679,200
          Jack Henry & Assoc., Inc.#............... 173,400   3,793,992
          McDATA Corp., Class A+#.................. 352,000   2,207,040
          National Instruments Corp................ 125,200   3,640,816
                                                            -----------
                                                             16,321,048
                                                            -----------
        Computers-Memory Devices -- 0.5%
          Imation Corp.............................  77,000   3,565,870
          Western Digital Corp.+................... 487,900  10,011,708
                                                            -----------
                                                             13,577,578
                                                            -----------
        Consulting Services -- 0.5%
          Corporate Executive Board Co.............  89,000   8,421,180
          Gartner, Inc., Class A+#................. 126,100   2,431,208
          Navigant Consulting, Inc.+#.............. 117,100   2,230,755
                                                            -----------
                                                             13,083,143
                                                            -----------
        Consumer Products-Misc. -- 0.5%
          American Greetings Corp., Class A#....... 126,500   3,011,965
          Blyth, Inc...............................  55,500   1,410,810
          The Scotts Miracle-Gro Co., Class A#..... 101,900   5,040,993
          Tupperware Brands Corp................... 134,100   2,846,943
                                                            -----------
                                                             12,310,711
                                                            -----------
        Containers-Paper/Plastic -- 0.5%
          Packaging Corp. of America............... 179,500   4,047,725
          Sonoco Products Co....................... 219,100   8,104,509
                                                            -----------
                                                             12,152,234
                                                            -----------
        Cosmetics & Toiletries -- 0.1%
          Alberto-Culver Co........................ 176,600   3,544,362
                                                            -----------
        Data Processing/Management -- 1.4%
          Acxiom Corp.............................. 149,700   3,730,524
          CSG Systems International, Inc.+#........ 106,100   2,942,153
          Dun & Bradstreet Corp.+.................. 138,800  11,412,136
          Fair Isaac Corp.#........................ 139,100   5,789,342
          MoneyGram International, Inc.#........... 186,900   5,700,450
          SEI Investments Co....................... 139,300   8,105,867
                                                            -----------
                                                             37,680,472
                                                            -----------
        Decision Support Software -- 0.1%
          Wind River Systems, Inc.+................ 166,900   1,787,499
                                                            -----------
        Dental Supplies & Equipment -- 0.4%
          DENTSPLY International, Inc.............. 340,100  10,859,393
                                                            -----------
        Diagnostic Equipment -- 0.5%
          Cytyc Corp.+#............................ 248,800   6,523,536
          Gen-Probe, Inc.+#........................ 114,500   5,580,730
                                                            -----------
                                                             12,104,266
                                                            -----------
        Direct Marketing -- 0.2%
          Catalina Marketing Corp.#................  80,900   1,979,623
          Harte-Hanks, Inc......................... 110,100   2,851,590
                                                            -----------
                                                              4,831,213
                                                            -----------
        Distribution/Wholesale -- 1.2%
          CDW Corp................................. 132,700   9,355,350
          Fastenal Co.#............................ 276,900   9,965,631
          Ingram Micro, Inc., Class A+............. 306,100   6,238,318
          Tech Data Corp.+......................... 121,600   5,085,312
                                                            -----------
                                                             30,644,611
                                                            -----------
        Diversified Manufactured Operations -- 2.4%
          Brink's Co.#............................. 104,700   5,877,858
          Carlisle Cos., Inc.#.....................  68,100   5,576,709
          Crane Co................................. 113,500   4,324,350

                                                                 Value
                   Security Description               Shares    (Note 3)

      --------------------------------------------------------------------
      Diversified Manufactured Operations (continued)
        Federal Signal Corp.......................... 106,300 $  1,724,186
        Harsco Corp..................................  92,800    7,241,184
        Lancaster Colony Corp........................  52,100    2,226,754
        Pentair, Inc................................. 223,600    7,123,896
        Roper Industries, Inc.#...................... 192,300    9,866,913
        SPX Corp.#................................... 127,900    7,815,969
        Teleflex, Inc................................  88,500    5,719,755
        Trinity Industries, Inc.#.................... 176,050    6,654,690
                                                              ------------
                                                                64,152,264
                                                              ------------
      Diversified Operations -- 0.4%
        Leucadia National Corp.#..................... 358,700    9,896,533
                                                              ------------
      E-Marketing/Info -- 0.2%
        ValueClick, Inc.+............................ 216,100    5,374,407
                                                              ------------
      Electric Products-Misc. -- 0.3%
        AMETEK, Inc.................................. 234,150    7,635,632
                                                              ------------
      Electric-Integrated -- 5.7%
        Alliant Energy Corp.......................... 260,300   10,125,670
        Aquila, Inc.+................................ 826,900    3,787,202
        Black Hills Corp.#...........................  73,500    2,624,685
        DPL, Inc.#................................... 252,300    7,054,308
        Duquesne Light Holdings, Inc.#............... 193,600    3,910,720
        Energy East Corp............................. 326,500    7,976,395
        Great Plains Energy, Inc.#................... 177,300    5,604,453
        Hawaiian Electric Industries, Inc.#.......... 179,700    4,862,682
        IDACORP, Inc.#...............................  94,600    3,783,054
        MDU Resources Group, Inc..................... 398,200   10,488,588
        Northeast Utilities.......................... 340,000    9,530,200
        NSTAR........................................ 236,100    8,305,998
        OGE Energy Corp.#............................ 201,100    7,887,142
        Pepco Holdings, Inc.......................... 421,500   10,803,045
        PNM Resources, Inc.#......................... 153,800    4,721,660
        Puget Energy, Inc............................ 256,900    6,381,396
        SCANA Corp................................... 256,400   10,579,064
        Sierra Pacific Resources+.................... 488,300    8,017,886
        Westar Energy, Inc.#......................... 192,800    5,126,552
        Wisconsin Energy Corp........................ 258,600   12,097,308
        WPS Resources Corp.#.........................  95,300    4,983,237
                                                              ------------
                                                               148,651,245
                                                              ------------
      Electronic Components-Misc. -- 0.5%
        Gentex Corp.#................................ 324,700    5,380,279
        Plexus Corp.+#............................... 102,100    2,465,715
        Vishay Intertechnology, Inc.+#............... 407,700    5,340,870
                                                              ------------
                                                                13,186,864
                                                              ------------
      Electronic Components-Semiconductors -- 2.3%
        Cree, Inc.+#................................. 170,700    3,378,153
        Fairchild Semiconductor International, Inc.+. 270,800    4,419,456
        International Rectifier Corp.+#.............. 158,100    6,324,000
        Intersil Corp., Class A...................... 310,500    7,691,085
        Lattice Semiconductor Corp.+................. 252,700    1,715,833
        MEMC Electronic Materials, Inc.+............. 368,100   14,650,380
        Microchip Technology, Inc.................... 475,100   16,205,661
        Semtech Corp.+............................... 161,000    2,112,320
        Silicon Laboratories, Inc.+#................. 123,700    3,985,614
                                                              ------------
                                                                60,482,502
                                                              ------------
      Electronic Connectors -- 0.7%
        Amphenol Corp., Class A...................... 197,600   13,462,488
        Thomas & Betts Corp.+........................ 115,100    5,970,237
                                                              ------------
                                                                19,432,725
                                                              ------------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Electronic Design Automation -- 0.9%
          Cadence Design Systems, Inc.+............. 620,300 $11,401,114
          Mentor Graphics Corp.+#................... 179,700   3,038,727
          Synopsys, Inc.+........................... 312,000   7,971,600
                                                             -----------
                                                              22,411,441
                                                             -----------
        Electronic Parts Distribution -- 0.6%
          Arrow Electronics, Inc.+.................. 270,000   8,575,200
          Avnet, Inc.+.............................. 282,100   6,993,259
                                                             -----------
                                                              15,568,459
                                                             -----------
        Engineering/R&D Services -- 0.4%
          Jacobs Engineering Group, Inc.+........... 130,100  10,911,487
                                                             -----------
        Enterprise Software/Service -- 0.2%
          Advent Software, Inc.+#...................  44,800   1,637,888
          Sybase, Inc.+#............................ 197,900   4,737,726
                                                             -----------
                                                               6,375,614
                                                             -----------
        Entertainment Software -- 0.4%
          Activision, Inc.+#........................ 551,654   9,405,701
                                                             -----------
        Environmental Monitoring & Detection -- 0.1%
          Mine Safety Appliances Co.#...............  66,700   2,408,537
                                                             -----------
        Filtration/Separation Products -- 0.2%
          Donaldson Co., Inc.#...................... 157,300   5,507,073
                                                             -----------
        Finance-Auto Loans -- 0.2%
          AmeriCredit Corp.+#....................... 255,400   5,989,130
                                                             -----------
        Finance-Investment Banker/Broker -- 0.9%
          AG Edwards, Inc........................... 168,700   9,759,295
          Jefferies Group, Inc.#.................... 223,200   6,470,568
          Raymond James Financial, Inc.............. 200,150   6,306,727
                                                             -----------
                                                              22,536,590
                                                             -----------
        Finance-Mortgage Loan/Banker -- 0.3%
          IndyMac Bancorp, Inc.#.................... 151,700   6,970,615
                                                             -----------
        Financial Guarantee Insurance -- 0.7%
          PMI Group, Inc............................ 191,300   8,285,203
          Radian Group, Inc......................... 180,700   9,615,047
                                                             -----------
                                                              17,900,250
                                                             -----------
        Food-Confectionery -- 0.3%
          The J. M. Smucker Co...................... 126,900   6,101,352
          Tootsie Roll Industries, Inc.#............  58,742   1,906,178
                                                             -----------
                                                               8,007,530
                                                             -----------
        Food-Meat Products -- 0.5%
          Hormel Foods Corp......................... 161,600   6,121,408
          Smithfield Foods, Inc.+................... 219,000   5,777,220
                                                             -----------
                                                              11,898,628
                                                             -----------
        Food-Retail -- 0.1%
          Ruddick Corp..............................  78,700   2,194,156
                                                             -----------
        Footwear & Related Apparel -- 0.1%
          Timberland Co., Class A+#................. 113,300   3,540,625
                                                             -----------
        Gas-Distribution -- 1.0%
          AGL Resources, Inc........................ 172,200   6,614,202
          ONEOK, Inc................................ 242,900  10,502,996
          Vectren Corp.............................. 168,400   4,807,820
          WGL Holdings, Inc.#....................... 107,800   3,562,790
                                                             -----------
                                                              25,487,808
                                                             -----------
        Golf -- 0.1%
          Callaway Golf Co.#........................ 139,000   2,053,030
                                                             -----------

                                                                Value
                   Security Description               Shares   (Note 3)

      -------------------------------------------------------------------
      Hazardous Waste Disposal -- 0.3%
        Stericycle, Inc.+............................  97,500 $ 7,060,950
                                                              -----------
      Home Furnishings -- 0.1%
        Furniture Brands International, Inc.#........ 106,900   1,840,818
                                                              -----------
      Hospital Beds/Equipment -- 0.3%
        Hillenbrand Industries, Inc.................. 135,700   7,851,602
                                                              -----------
      Human Resources -- 0.8%
        Kelly Services, Inc., Class A................  46,900   1,366,666
        Korn/Ferry International+....................  96,600   2,251,746
        Manpower, Inc................................ 191,600  13,603,600
        MPS Group, Inc.+............................. 228,900   3,431,211
                                                              -----------
                                                               20,653,223
                                                              -----------
      Industrial Automated/Robotic -- 0.1%
        Nordson Corp.................................  74,500   3,597,605
                                                              -----------
      Industrial Gases -- 0.3%
        Airgas, Inc.................................. 172,000   7,318,600
                                                              -----------
      Instruments-Scientific -- 0.1%
        Varian, Inc.+................................  68,400   3,015,072
                                                              -----------
      Insurance Brokers -- 0.5%
        Arthur J. Gallagher & Co.#................... 214,800   6,291,492
        Brown & Brown, Inc.#......................... 252,800   7,331,200
                                                              -----------
                                                               13,622,692
                                                              -----------
      Insurance-Life/Health -- 0.5%
        Protective Life Corp......................... 154,500   7,295,490
        StanCorp Financial Group, Inc................ 120,300   5,462,823
                                                              -----------
                                                               12,758,313
                                                              -----------
      Insurance-Multi-line -- 1.4%
        American Financial Group, Inc................ 102,600   5,356,746
        Hanover Insurance Group, Inc................. 112,600   5,334,988
        HCC Insurance Holdings, Inc.................. 245,800   7,420,702
        Horace Mann Educators Corp...................  95,000   1,920,900
        Old Republic International Corp.............. 508,450  11,465,547
        Unitrin, Inc.................................  90,400   4,422,368
                                                              -----------
                                                               35,921,251
                                                              -----------
      Insurance-Property/Casualty -- 1.5%
        Fidelity National Title Group, Inc., Class A. 485,000  10,980,400
        First American Corp.......................... 213,600   8,247,096
        Mercury General Corp.........................  78,500   4,195,825
        Ohio Casualty Corp........................... 135,900   3,969,639
        W.R. Berkley Corp.#.......................... 372,275  13,070,575
                                                              -----------
                                                               40,463,535
                                                              -----------
      Insurance-Reinsurance -- 0.5%
        Everest Re Group, Ltd........................ 143,500  14,121,835
                                                              -----------
      Internet Infrastructure Equipment -- 0.2%
        Avocent Corp.+#.............................. 113,000   3,930,140
                                                              -----------
      Internet Infrastructure Software -- 0.3%
        F5 Networks, Inc.+...........................  89,600   6,702,976
                                                              -----------
      Internet Security -- 0.7%
        CheckFree Corp.+............................. 196,700   8,224,027
        McAfee, Inc.+................................ 352,600  10,299,446
                                                              -----------
                                                               18,523,473
                                                              -----------
      Invest Management/Advisor Services -- 0.8%
        Eaton Vance Corp............................. 280,900   8,960,710
        Nuveen Investments, Inc., Class A#........... 173,800   8,623,956
        Waddell & Reed Financial, Inc., Class A...... 187,300   4,669,389
                                                              -----------
                                                               22,254,055
                                                              -----------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                 Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Machine Tools & Related Products -- 0.4%
       Kennametal, Inc.................................  85,600 $ 5,228,448
       Lincoln Electric Holdings, Inc.#................  94,100   5,725,985
                                                                -----------
                                                                 10,954,433
                                                                -----------
     Machinery-Construction & Mining -- 0.4%
       Joy Global, Inc................................. 262,450  11,521,555
                                                                -----------
     Machinery-Farming -- 0.2%
       AGCO Corp.+#.................................... 201,200   6,283,476
                                                                -----------
     Machinery-Print Trade -- 0.2%
       Zebra Technologies Corp., Class A+.............. 156,500   5,466,545
                                                                -----------
     Machinery-Pumps -- 0.5%
       Flowserve Corp.+................................ 124,900   6,724,616
       Graco, Inc...................................... 150,000   6,265,500
                                                                -----------
                                                                 12,990,116
                                                                -----------
     Medical Instruments -- 1.1%
       Beckman Coulter, Inc............................ 137,200   8,142,820
       Edwards Lifesciences Corp.+..................... 129,200   5,922,528
       Intuitive Surgical, Inc.+#......................  81,300   8,261,706
       Techne Corp.+...................................  87,000   4,677,990
       Ventana Medical Systems, Inc.+..................  72,000   3,030,480
                                                                -----------
                                                                 30,035,524
                                                                -----------
     Medical Labs & Testing Services -- 0.3%
       Covance, Inc.+.................................. 140,900   8,435,683
                                                                -----------
     Medical Products -- 0.9%
       Henry Schein, Inc.+............................. 195,000  10,048,350
       Varian Medical Systems, Inc.+................... 287,300  14,140,906
                                                                -----------
                                                                 24,189,256
                                                                -----------
     Medical Sterilization Products -- 0.1%
       STERIS Corp..................................... 143,400   3,691,116
                                                                -----------
     Medical-Biomedical/Gene -- 1.6%
       Affymetrix, Inc.+#.............................. 149,600   3,784,880
       Charles River Laboratories International, Inc.+. 151,000   6,304,250
       Invitrogen Corp.+#.............................. 106,300   5,848,626
       Martek Biosciences Corp.+#......................  71,000   1,739,500
       Millennium Pharmaceuticals, Inc.+#.............. 697,000   7,841,250
       PDL BioPharma, Inc.+#........................... 253,900   5,766,069
       Vertex Pharmaceuticals, Inc.+#.................. 247,100  10,946,530
                                                                -----------
                                                                 42,231,105
                                                                -----------
     Medical-Drugs -- 1.2%
       Cephalon, Inc.+#................................ 134,300  10,053,698
       Medicis Pharmaceutical Corp., Class A#.......... 120,900   4,458,792
       Sepracor, Inc.+#................................ 241,500  13,478,115
       Valeant Pharmaceuticals International#.......... 205,500   3,450,345
                                                                -----------
                                                                 31,440,950
                                                                -----------
     Medical-Generic Drugs -- 0.2%
       Par Pharmaceutical Cos., Inc.+#.................  77,400   1,526,328
       Perrigo Co...................................... 168,100   2,815,675
                                                                -----------
                                                                  4,342,003
                                                                -----------
     Medical-HMO -- 0.5%
       Health Net, Inc.+............................... 256,300  11,825,682
                                                                -----------
     Medical-Hospitals -- 1.0%
       Community Health Systems, Inc.+................. 209,020   7,315,700
       LifePoint Hospitals, Inc.+#..................... 126,700   4,397,757
       Triad Hospitals, Inc.+#......................... 194,200   8,257,384
       Universal Health Services, Inc., Class B........ 125,900   6,950,939
                                                                -----------
                                                                 26,921,780
                                                                -----------

                                                                Value
                    Security Description              Shares   (Note 3)

       ------------------------------------------------------------------
       Medical-Outpatient/Home Medical -- 0.4%
         Apria Healthcare Group, Inc.+#..............  93,800 $ 2,342,186
         Lincare Holdings, Inc.+#.................... 207,100   7,801,457
                                                              -----------
                                                               10,143,643
                                                              -----------
       Metal Processors & Fabrication -- 1.5%
         Commercial Metals Co........................ 265,000   7,698,250
         Precision Castparts Corp.................... 299,500  22,600,270
         Timken Co................................... 207,800   6,179,972
         Worthington Industries, Inc.#............... 160,900   2,976,650
                                                              -----------
                                                               39,455,142
                                                              -----------
       Motion Pictures & Services -- 0.1%
         Macrovision Corp.+#......................... 116,900   3,232,285
                                                              -----------
       Multimedia -- 0.2%
         Belo Corp., Class A......................... 194,200   3,534,440
         Media General, Inc., Class A#...............  53,200   1,965,740
                                                              -----------
                                                                5,500,180
                                                              -----------
       Networking Products -- 0.4%
         3Com Corp.+................................. 871,200   3,650,328
         Polycom, Inc.+.............................. 194,900   5,620,916
                                                              -----------
                                                                9,271,244
                                                              -----------
       Non-Hazardous Waste Disposal -- 0.4%
         Republic Services, Inc...................... 253,600  10,519,328
                                                              -----------
       Office Furnishings-Original -- 0.4%
         Herman Miller, Inc.#........................ 146,000   5,126,060
         HNI Corp.#.................................. 110,800   5,189,872
                                                              -----------
                                                               10,315,932
                                                              -----------
       Oil & Gas Drilling -- 1.7%
         ENSCO International, Inc.#.................. 339,300  17,596,098
         Helmerich & Payne, Inc.#.................... 232,500   6,177,525
         Patterson-UTI Energy, Inc................... 367,200  10,175,112
         Pride International, Inc.+.................. 360,500  11,640,545
                                                              -----------
                                                               45,589,280
                                                              -----------
       Oil Companies-Exploration & Production -- 3.6%
         Denbury Resources, Inc.+#................... 263,600   7,736,660
         Forest Oil Corp.+........................... 121,000   4,300,340
         Newfield Exploration Co.+................... 289,000  14,383,530
         Noble Energy, Inc........................... 390,500  20,891,750
         Pioneer Natural Resources Co.#.............. 275,800  12,011,090
         Plains Exploration & Production Co.+........ 169,600   7,984,768
         Pogo Producing Co.#......................... 128,300   6,789,636
         Quicksilver Resources, Inc.+#............... 121,800   5,153,358
         Southwestern Energy Co.+#................... 371,700  15,659,721
                                                              -----------
                                                               94,910,853
                                                              -----------
       Oil Field Machinery & Equipment -- 1.3%
         Cameron International Corp.+................ 246,800  13,406,176
         FMC Technologies, Inc.+..................... 151,500   9,091,515
         Grant Prideco, Inc.+........................ 288,600  12,646,452
                                                              -----------
                                                               35,144,143
                                                              -----------
       Oil-Field Services -- 0.4%
         Hanover Compressor Co.+#.................... 228,000   4,503,000
         Tidewater, Inc.#............................ 129,000   7,137,570
                                                              -----------
                                                               11,640,570
                                                              -----------
       Optical Supplies -- 0.2%
         Advanced Medical Optics, Inc.+#............. 131,100   4,589,811
                                                              -----------
       Paper & Related Products -- 0.9%
         Bowater, Inc.#.............................. 123,600   2,694,480
         Glatfelter#.................................  98,900   1,465,698

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description              Shares    (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Paper & Related Products (continued)
         Longview Fibre Co.......................... 145,300 $  3,025,146
         Louisiana-Pacific Corp..................... 232,500    4,905,750
         Potlatch Corp.#............................  85,500    3,564,495
         Rayonier, Inc.............................. 169,201    7,055,682
                                                             ------------
                                                               22,711,251
                                                             ------------
       Pharmacy Services -- 0.4%
         Omnicare, Inc.#............................ 268,200   10,644,858
                                                             ------------
       Physical Therapy/Rehabilation Centers -- 0.2%
         Psychiatric Solutions, Inc.+............... 117,400    4,272,186
                                                             ------------
       Pipelines -- 0.7%
         Equitable Resources, Inc.#................. 266,700   11,569,446
         National Fuel Gas Co.#..................... 184,400    6,988,760
                                                             ------------
                                                               18,558,206
                                                             ------------
       Power Converter/Supply Equipment -- 0.3%
         Hubbell, Inc., Class B..................... 134,300    7,044,035
                                                             ------------
       Printing-Commercial -- 0.1%
         Banta Corp.................................  53,300    1,930,526
         Valassis Communications, Inc.+............. 105,600    1,632,576
                                                             ------------
                                                                3,563,102
                                                             ------------
       Publishing-Books -- 0.2%
         John Wiley & Sons, Inc., Class A...........  97,300    3,870,594
         Scholastic Corp.+#.........................  56,500    1,882,580
                                                             ------------
                                                                5,753,174
                                                             ------------
       Publishing-Newspapers -- 0.5%
         Lee Enterprises, Inc.#..................... 101,400    2,930,460
         Washington Post Co., Class B...............  12,500    9,186,250
                                                             ------------
                                                               12,116,710
                                                             ------------
       Publishing-Periodicals -- 0.1%
         Reader's Digest Association, Inc........... 213,000    3,567,750
                                                             ------------
       Racetrack -- 0.2%
         International Speedway Corp., Class A......  79,000    4,094,570
                                                             ------------
       Radio -- 0.1%
         Entercom Communications Corp...............  61,600    1,660,120
         Westwood One, Inc.#........................ 155,000    1,021,450
                                                             ------------
                                                                2,681,570
                                                             ------------
       Real Estate Investment Trusts -- 4.1%
         AMB Property Corp.......................... 195,300   11,966,031
         Developers Diversified Realty Corp......... 242,500   15,709,150
         Highwoods Properties, Inc.................. 121,100    4,940,880
         Hospitality Properties Trust............... 164,100    8,236,179
         Liberty Property Trust..................... 199,000   10,190,790
         Mack-Cali Realty Corp.#.................... 137,900    7,534,856
         New Plan Excel Realty Trust#............... 231,600    6,598,284
         Regency Centers Corp....................... 151,900   11,997,062
         The Macerich Co............................ 158,700   13,564,089
         United Dominion Realty Trust, Inc.#........ 297,600    9,993,408
         Weingarten Realty Investors................ 174,600    8,331,912
                                                             ------------
                                                              109,062,641
                                                             ------------
       Rental Auto/Equipment -- 0.5%
         Avis Budget Group, Inc..................... 221,590    4,533,731
         Rent-A-Center, Inc.+#...................... 154,200    4,215,828
         United Rentals, Inc.+#..................... 146,200    3,663,772
                                                             ------------
                                                               12,413,331
                                                             ------------
       Research & Development -- 0.3%
         Pharmaceutical Product Development, Inc.... 227,500    7,186,725
                                                             ------------

                                                              Value
                   Security Description             Shares   (Note 3)

        ---------------------------------------------------------------
        Respiratory Products -- 0.3%
          ResMed, Inc.+#........................... 167,800 $ 8,390,000
                                                            -----------
        Retail-Apparel/Shoe -- 3.3%
          Abercrombie & Fitch Co., Class A......... 194,700  13,130,568
          Aeropostale, Inc.+....................... 116,800   3,532,032
          American Eagle Outfitters, Inc.#......... 295,000  13,328,100
          AnnTaylor Stores Corp.+.................. 160,900   5,551,050
          Charming Shoppes, Inc.+.................. 271,000   3,666,630
          Chico's FAS, Inc.+#...................... 388,200   9,219,750
          Claire's Stores, Inc..................... 210,500   6,717,055
          Foot Locker, Inc......................... 343,900   7,875,310
          Pacific Sunwear of California, Inc.+#.... 153,300   3,016,944
          Payless ShoeSource, Inc.+................ 145,300   4,531,907
          Ross Stores, Inc......................... 312,000   9,668,880
          Urban Outfitters, Inc.+#................. 248,500   5,536,580
                                                            -----------
                                                             85,774,806
                                                            -----------
        Retail-Auto Parts -- 0.6%
          Advance Auto Parts, Inc.................. 232,450   8,275,220
          O'Reilly Automotive, Inc.+#.............. 250,600   7,936,502
                                                            -----------
                                                             16,211,722
                                                            -----------
        Retail-Automobile -- 0.6%
          CarMax, Inc.+............................ 235,300  10,856,742
          Copart, Inc.+............................ 155,800   4,706,718
                                                            -----------
                                                             15,563,460
                                                            -----------
        Retail-Bookstore -- 0.3%
          Barnes & Noble, Inc...................... 113,200   4,530,264
          Borders Group, Inc.#..................... 137,200   3,141,880
                                                            -----------
                                                              7,672,144
                                                            -----------
        Retail-Catalog Shopping -- 0.3%
          Coldwater Creek, Inc.+#.................. 132,800   3,339,920
          MSC Industrial Direct Co., Inc., Class A. 120,900   4,704,219
                                                            -----------
                                                              8,044,139
                                                            -----------
        Retail-Computer Equipment -- 0.4%
          GameStop Corp.+#......................... 166,100   9,309,905
                                                            -----------
        Retail-Discount -- 0.5%
          99 Cents Only Stores+#................... 103,100   1,139,255
          BJ's Wholesale Club, Inc.+............... 143,500   4,635,050
          Dollar Tree Stores, Inc.+................ 225,500   6,767,255
                                                            -----------
                                                             12,541,560
                                                            -----------
        Retail-Hair Salons -- 0.1%
          Regis Corp.#............................. 100,300   3,842,493
                                                            -----------
        Retail-Home Furnishings -- 0.0%
          Pier 1 Imports, Inc.#.................... 193,400   1,286,110
                                                            -----------
        Retail-Mail Order -- 0.3%
          Williams-Sonoma, Inc.#................... 250,900   7,958,548
                                                            -----------
        Retail-Major Department Stores -- 0.2%
          Saks, Inc.#.............................. 302,800   6,213,456
                                                            -----------
        Retail-Pet Food & Supplies -- 0.3%
          PETsMART, Inc............................ 309,100   9,143,178
                                                            -----------
        Retail-Restaurants -- 1.2%
          Applebee's International, Inc............ 164,500   3,742,375
          Bob Evans Farms, Inc.....................  80,500   2,734,585
          Brinker International, Inc.#............. 182,900   8,316,463
          CBRL Group, Inc..........................  68,300   2,929,387
          OSI Restaurant Partners, Inc............. 164,500   6,431,950
          Ruby Tuesday, Inc.#...................... 130,400   3,519,496
          The Cheesecake Factory, Inc.+#........... 174,800   4,841,960
                                                            -----------
                                                             32,516,216
                                                            -----------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                   Security Description                  Shares   (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Retail-Sporting Goods -- 0.2%
     Dick's Sporting Goods, Inc.+.......................  82,100 $ 4,403,844
                                                                 -----------
   Rubber-Tires -- 0.0%
     Bandag, Inc.#......................................  25,400   1,122,172
                                                                 -----------
   Savings & Loans/Thrifts -- 0.9%
     Astoria Financial Corp............................. 191,050   5,712,395
     First Niagara Financial Group, Inc................. 244,400   3,512,028
     New York Community Bancorp, Inc.#.................. 574,100   9,277,456
     Washington Federal, Inc............................ 192,910   4,483,228
                                                                 -----------
                                                                  22,985,107
                                                                 -----------
   Schools -- 1.0%
     Career Education Corp.+............................ 209,400   5,287,350
     Corinthian Colleges, Inc.+......................... 190,400   2,456,160
     DeVry, Inc.+....................................... 131,300   3,442,686
     ITT Educational Services, Inc.+#...................  73,100   5,012,467
     Laureate Education, Inc.+#......................... 113,600   5,903,792
     Strayer Education, Inc.............................  31,700   3,488,585
                                                                 -----------
                                                                  25,591,040
                                                                 -----------
   Semiconductor Equipment -- 0.6%
     Lam Research Corp.+................................ 313,600  16,495,360
                                                                 -----------
   Semiconductors Components-Integrated Circuits -- 0.8%
     Atmel Corp.+....................................... 947,000   4,791,820
     Cypress Semiconductor Corp.+#...................... 312,000   5,425,680
     Integrated Device Technology, Inc.+................ 441,380   7,282,770
     Micrel, Inc.+...................................... 131,000   1,513,050
     TriQuint Semiconductor, Inc.+#..................... 307,600   1,550,304
                                                                 -----------
                                                                  20,563,624
                                                                 -----------
   Soap & Cleaning Preparation -- 0.2%
     Church & Dwight Co., Inc.#......................... 143,400   6,009,894
                                                                 -----------
   Steel-Producers -- 0.5%
     Reliance Steel & Aluminum Co....................... 141,700   5,454,033
     Steel Dynamics, Inc.#.............................. 201,200   6,543,024
                                                                 -----------
                                                                  11,997,057
                                                                 -----------
   Telecom Equipment-Fiber Optics -- 0.1%
     Newport Corp.+.....................................  90,100   1,957,873
                                                                 -----------
   Telecommunication Equipment -- 1.0%
     ADTRAN, Inc.#...................................... 143,100   3,118,149
     Andrew Corp.+...................................... 352,900   3,518,413
     CommScope, Inc.+#.................................. 130,400   3,934,168
     Harris Corp........................................ 296,000  12,464,560
     Plantronics, Inc.#................................. 104,900   2,202,900
     UTStarcom, Inc.+#.................................. 235,000   2,086,800
                                                                 -----------
                                                                  27,324,990
                                                                 -----------
   Telephone-Integrated -- 0.5%
     Cincinnati Bell, Inc.+............................. 545,900   2,467,468
     Telephone and Data Systems, Inc.................... 230,100  11,886,966
                                                                 -----------
                                                                  14,354,434
                                                                 -----------
   Textile-Home Furnishings -- 0.3%
     Mohawk Industries, Inc.+#.......................... 118,200   9,152,226
                                                                 -----------
   Tobacco -- 0.1%
     Universal Corp.#...................................  56,900   2,649,833
                                                                 -----------
   Transactional Software -- 0.1%
     Transaction Systems Architects, Inc.+..............  82,900   2,804,507
                                                                 -----------
   Transport-Equipment & Leasing -- 0.2%
     GATX Corp.#........................................ 113,200   5,227,576
                                                                 -----------

                                                             Shares/
                                                            Principal        Value
                  Security Description                       Amount         (Note 3)

----------------------------------------------------------------------------------------
Transport-Marine -- 0.3%
  Alexander & Baldwin, Inc.#.............................       95,300   $    4,207,495
  Overseas Shipholding Group, Inc........................       65,600        3,775,936
                                                                         --------------
                                                                              7,983,431
                                                                         --------------
Transport-Services -- 1.5%
  C.H. Robinson Worldwide, Inc...........................      383,400       16,869,600
  Expeditors International of Washington, Inc.#..........      471,500       21,330,660
                                                                         --------------
                                                                             38,200,260
                                                                         --------------
Transport-Truck -- 0.8%
  Con-way, Inc...........................................      106,100        4,893,332
  J.B. Hunt Transport Services, Inc......................      234,600        5,135,394
  Swift Transportation Co., Inc.+#.......................      119,100        3,378,867
  Werner Enterprises, Inc.#..............................      112,800        2,103,720
  YRC Worldwide, Inc.+#..................................      127,100        4,925,125
                                                                         --------------
                                                                             20,436,438
                                                                         --------------
Veterinary Diagnostics -- 0.2%
  VCA Antech, Inc.+......................................      184,000        5,932,160
                                                                         --------------
Water -- 0.3%
  Aqua America, Inc.#....................................      290,400        6,943,464
                                                                         --------------
Wireless Equipment -- 0.2%
  Powerwave Technologies, Inc.+#.........................      287,900        1,845,439
  RF Micro Devices, Inc.+#...............................      423,500        3,265,185
                                                                         --------------
                                                                              5,110,624
                                                                         --------------
Total Long-Term Investment Securities
   (cost $2,006,308,782).................................                 2,479,436,076
                                                                         --------------
SHORT-TERM INVESTMENT SECURITIES -- 25.9%
Collective Investment Pool -- 20.9%
  Securities Lending Quality Trust(1)....................  548,427,906      548,427,906
                                                                         --------------
Commercial Paper -- 4.8%
  Rabobank USA Financial Corp.
   5.30% due 12/01/06.................................... $127,000,000      127,000,000
                                                                         --------------
U.S. Government Treasuries -- 0.2%
  United States Treasury Bills:
   4.80% due 12/07/06@...................................      450,000          449,640
   4.90% due 12/14/06@...................................      700,000          698,761
   4.93% due 12/21/06@...................................       10,000            9,972
   4.94% due 12/21/06@...................................      285,000          284,218
   4.94% due 01/18/07@...................................      715,000          710,329
   4.95% due 12/21/06@...................................       20,000           19,945
   5.03% due 12/28/06@...................................       25,000           24,906
   5.04% due 12/21/06@...................................      800,000          797,761
   5.07% due 12/21/06@...................................      810,000          807,717
   5.09% due 12/28/06@...................................    1,000,000          996,209
                                                                         --------------
                                                                              4,799,458
                                                                         --------------
Total Short-Term Investment Securities
   (cost $680,227,364)...................................                   680,227,364
                                                                         --------------
REPURCHASE AGREEMENT -- 0.1%
  Repurchase agreement with State Street Bank & Trust
   Co., bearing interest at 4.82%, dated 11/30/06, to be
   repurchased 12/01/06 in the amount of $3,084,413
   and collateralized by Federal National Mtg. Assoc.
   Notes, bearing interest at 3.25%, due 08/15/08 and
   having an approximate value of $3,180,746
   (cost $3,084,000).....................................    3,084,000        3,084,000
                                                                         --------------
TOTAL INVESTMENTS
   (cost $2,689,620,146)(2)..............................        120.3%   3,162,747,440
Liabilities in Excess of Other Assets....................        (20.3)%   (533,198,258)
                                                          ------------   --------------
NET ASSETS                                                       100.0%  $2,629,549,182
                                                          ============   ==============

--------
+  Non-income producing security

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
-------------------------------------------------------------------------------------
                                                                         Unrealized
Number of                  Expiration     Value at      Value as of     Appreciation
Contracts   Description       Date       Trade Date  November 30, 2006 (Depreciation)
-------------------------------------------------------------------------------------
1,832 Long S&P MIDCAP 400
            E-mini Index  December 2006 $142,641,385   $148,465,280      $5,823,895
                                                                         ==========

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation

            Collective Investment Pool........................ 20.2%
            Oil Companies -- Exploration & Production.........  6.5%
            Commercial Services...............................  4.7%
            Retail -- Apparel/Shoe............................  3.1%
            Entertainment Software............................  2.8%
            Transport -- Services.............................  2.7%
            Hotels/Motels.....................................  2.6%
            Consulting Services...............................  2.5%
            Private Corrections...............................  2.5%
            Semiconductors Components -- Integrated Circuits..  2.5%
            Medical -- Biomedical/Gene........................  2.4%
            Time Deposits.....................................  2.2%
            E-Commerce/Services...............................  2.1%
            Medical Information Systems.......................  2.0%
            Computers.........................................  1.8%
            Diversified Manufactured Operations...............  1.8%
            Broadcast Services/Program........................  1.7%
            Cellular Telecom..................................  1.7%
            E-Commerce/Products...............................  1.7%
            Electronic Components -- Semiconductors...........  1.7%
            Retail -- Restaurants.............................  1.7%
            Building -- Residential/Commercial................  1.6%
            Wireless Equipment................................  1.6%
            Casino Hotels.....................................  1.5%
            Tobacco...........................................  1.5%
            Advertising Sales.................................  1.4%
            Internet Infrastructure Software..................  1.4%
            Invest Management/Advisor Services................  1.4%
            Diagnostic Kits...................................  1.3%
            Hazardous Waste Disposal..........................  1.3%
            Oil Field Machinery & Equipment...................  1.3%
            Retail -- Automobile..............................  1.3%
            Schools...........................................  1.3%
            Apparel Manufacturers.............................  1.2%
            Data Processing/Management........................  1.2%
            Machinery -- General Industrial...................  1.1%
            Retail -- Computer Equipment......................  1.1%
            Agricultural Chemicals............................  1.0%
            Instruments -- Scientific.........................  1.0%
            Power Converter/Supply Equipment..................  1.0%
            Diagnostic Equipment..............................  0.9%
            Real Estate Operations & Development..............  0.9%

           Respiratory Products..............................   0.9%
           Transport -- Rail.................................   0.9%
           Food -- Confectionery.............................   0.8%
           Networking Products...............................   0.8%
           Pharmacy Services.................................   0.8%
           Savings & Loans/Thrifts...........................   0.8%
           Diversified Operations............................   0.7%
           Finance -- Other Services.........................   0.7%
           Machinery -- Farming..............................   0.7%
           Medical Products..................................   0.7%
           Mining............................................   0.7%
           Retail -- Discount................................   0.7%
           Semiconductor Equipment...........................   0.7%
           Building Products -- Cement.......................   0.6%
           Engineering/R&D Services..........................   0.6%
           Home Furnishings..................................   0.6%
           Insurance -- Property/Casualty....................   0.6%
           Medical Labs & Testing Services...................   0.6%
           Medical -- Drugs..................................   0.6%
           Medical -- Nursing Homes..........................   0.6%
           Oil -- Field Services.............................   0.6%
           Pipelines.........................................   0.6%
           Retail -- Regional Department Stores..............   0.6%
           Telecommunication Equipment.......................   0.6%
           Web Portals/ISP...................................   0.6%
           Wire & Cable Products.............................   0.6%
           Applications Software.............................   0.5%
           Chemicals -- Specialty............................   0.5%
           Insurance Brokers.................................   0.5%
           Internet Content -- Information/News..............   0.5%
           Machinery -- Construction & Mining................   0.5%
           Medical Instruments...............................   0.5%
           Paper & Related Products..........................   0.5%
           Photo Equipment & Supplies........................   0.5%
           Physicians Practice Management....................   0.5%
           Real Estate Management/Services...................   0.5%
           Retail -- Pet Food & Supplies.....................   0.5%
                                                              -----
                                                              120.4%
                                                              =====

*  Calculated as a percentage of Net Assets.

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 98.0%
        Advertising Sales -- 1.4%
          Focus Media Holding, Ltd. ADR+...........  26,300 $ 1,874,401
          Lamar Advertising Co., Class A#+.........  41,666   2,514,543
                                                            -----------
                                                              4,388,944
                                                            -----------
        Agricultural Chemicals -- 1.0%
          Potash Corp. of Saskatchewan.............  22,200   3,124,428
                                                            -----------
        Apparel Manufacturer -- 1.2%
          Guess ?, Inc.#+..........................  63,300   3,934,728
                                                            -----------
        Applications Software -- 0.5%
          Salesforce.com, Inc.+....................  41,013   1,599,507
                                                            -----------
        Broadcast Services/Program -- 1.7%
          Grupo Televisa SA ADR.................... 203,912   5,358,807
                                                            -----------
        Building Products - Cement -- 0.6%
          Florida Rock Industries, Inc.............  41,425   1,865,782
                                                            -----------
        Building - Residential/Commerical -- 1.6%
          Desarrolladora Homex SA De CV ADR#.......  63,094   3,115,582
          NVR, Inc.#+..............................   3,059   1,820,105
                                                            -----------
                                                              4,935,687
                                                            -----------
        Casino Hotels -- 1.5%
          Station Casinos, Inc.#...................  27,122   1,845,381
          Wynn Resorts, Ltd.#+.....................  32,219   2,830,439
                                                            -----------
                                                              4,675,820
                                                            -----------
        Cellular Telecom -- 1.7%
          NII Holdings, Inc.+......................  80,735   5,242,124
                                                            -----------
        Chemicals - Specialty -- 0.5%
          Cabot Corp...............................  41,763   1,717,712
                                                            -----------
        Commercial Services -- 4.7%
          Alliance Data Systems Corp.+.............  66,500   4,303,215
          ChoicePoint, Inc.+.......................  66,450   2,444,031
          HMS Holdings Corp........................ 143,300   1,984,705
          Iron Mountain, Inc.+..................... 104,150   4,488,865
          Weight Watchers International, Inc.......  37,205   1,820,813
                                                            -----------
                                                             15,041,629
                                                            -----------
        Computers -- 1.8%
          Rackable Systems, Inc.#..................  63,500   2,261,235
          Research In Motion, Ltd.+................  24,600   3,415,218
                                                            -----------
                                                              5,676,453
                                                            -----------
        Consulting Services -- 2.5%
          Corporate Executive Board Co.............  71,240   6,740,729
          ICF International, Inc...................  66,900   1,163,391
                                                            -----------
                                                              7,904,120
                                                            -----------
        Data Processing/Management -- 1.2%
          Fiserv, Inc.+............................  73,200   3,741,252
                                                            -----------
        Diagnostic Equipment -- 0.9%
          Gen-Probe, Inc.+.........................  58,222   2,837,740
                                                            -----------
        Diagnostic Kits -- 1.3%
          Dade Behring Holdings, Inc............... 111,423   4,218,475
                                                            -----------
        Diversified Manufactured Operations -- 1.8%
          Pentair, Inc.............................  82,850   2,639,601
          Trinity Industries, Inc.#................  79,200   2,993,760
                                                            -----------
                                                              5,633,361
                                                            -----------
        Diversified Operations -- 0.7%
          Leucadia National Corp...................  81,487   2,248,226
                                                            -----------
        E-Commerce/Products -- 1.7%
          Amazon.com, Inc.#+....................... 135,470   5,464,860
                                                            -----------

                                                                Value
                    Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       E-Commerce/Services -- 2.1%
         Expedia, Inc................................ 103,839 $1,886,755
         Monster Worldwide, Inc.+.................... 109,674  4,787,270
                                                              ----------
                                                               6,674,025
                                                              ----------
       Electronic Components - Semiconductors -- 1.7%
         NVIDIA Corp.+#..............................  67,800  2,507,922
         SiRF Technology Holdings, Inc.#+............  96,100  2,936,816
                                                              ----------
                                                               5,444,738
                                                              ----------
       Engineering/R&D Services -- 0.6%
         Jacobs Engineering Group, Inc.+.............  23,300  1,954,171
                                                              ----------
       Entertainment Software -- 2.8%
         Activision, Inc.+........................... 424,812  7,243,045
         Electronic Arts, Inc.+......................  29,600  1,653,160
                                                              ----------
                                                               8,896,205
                                                              ----------
       Finance - Other Services -- 0.7%
         IntercontinentalExchange, Inc.#.............  21,300  2,092,725
                                                              ----------
       Food - Confectionery -- 0.8%
         WM Wrigley Jr. Co...........................  46,405  2,433,478
                                                              ----------
       Hazardous Waste Disposal -- 1.3%
         Stericycle, Inc.+...........................  56,820  4,114,904
                                                              ----------
       Home Furnishings -- 0.6%
         Tempur-Pedic International, Inc.+...........  85,700  1,806,556
                                                              ----------
       Hotels/Motels -- 2.6%
         Choice Hotels Inc#..........................  50,641  2,309,230
         Hilton Hotels Corp..........................  54,803  1,799,182
         Intercontinental Hotels Group ADR#.......... 209,506  4,259,257
                                                              ----------
                                                               8,367,669
                                                              ----------
       Instruments - Scientific -- 1.0%
         PerkinElmer, Inc............................ 141,000  3,055,470
                                                              ----------
       Insurance Broker -- 0.5%
         Brown & Brown, Inc..........................  49,923  1,447,767
                                                              ----------
       Insurance - Property/Casualty -- 0.6%
         Alleghany Corp.#............................   5,256  1,800,706
                                                              ----------
       Internet Content - Information/News -- 0.5%
         Baidu.com ADR#+.............................  15,054  1,742,952
                                                              ----------
       Internet Infrastructure Software -- 1.4%
         F5 Networks, Inc.+..........................  57,400  4,294,094
                                                              ----------
       Invest Management/Advisor Services -- 1.4%
         Calamos Asset Management, Inc., Class A..... 108,686  2,986,691
         Janus Capital Group, Inc....................  70,812  1,434,651
                                                              ----------
                                                               4,421,342
                                                              ----------
       Machinery - Construction & Mining -- 0.5%
         Joy Global, Inc.............................  34,000  1,492,600
                                                              ----------
       Machinery - Farming -- 0.7%
         AGCO Corp.+.................................  72,000  2,248,560
                                                              ----------
       Machinery - General Industrial -- 1.1%
         Manitowoc Co., Inc.#........................  58,200  3,505,968
                                                              ----------
       Medical Information Systems -- 2.0%
         Cerner Corp.#+..............................  62,300  2,994,761
         IMS Health, Inc. #..........................  64,700  1,777,309
         Phase Forward, Inc.+........................  99,300  1,484,535
                                                              ----------
                                                               6,256,605
                                                              ----------
       Medical Instruments -- 0.5%
         Techne Corp.+...............................  27,971  1,504,001
                                                              ----------
       Medical Labs & Testing Services -- 0.6%
         Covance, Inc.+..............................  30,173  1,806,458
                                                              ----------

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical Products -- 0.7%
        Varian Medical Systems, Inc.#+................  47,000 $ 2,313,340
                                                               -----------
      Medical - Biomedical/Gene -- 2.4%
        Celgene Corp.#+...............................  49,200   2,741,916
        Human Genome Sciences, Inc.#+................. 218,200   2,731,864
        ICOS Corp.#+..................................  62,500   2,018,125
                                                               -----------
                                                                 7,491,905
                                                               -----------
      Medical - Drugs -- 0.6%
        Allergan, Inc.................................  17,100   1,993,518
                                                               -----------
      Medical - Nursing Homes -- 0.6%
        Manor Care, Inc.#.............................  39,200   1,862,784
                                                               -----------
      Mining -- 0.7%
        Kinross Gold Corp............................. 174,900   2,191,497
                                                               -----------
      Networking Products -- 0.8%
        Anixter International, Inc.+..................  46,100   2,702,382
                                                               -----------
      Oil Companies - Exploration & Production -- 6.5%
        EXCO Resources, Inc........................... 195,300   2,867,004
        Range Resources Corp..........................  67,800   2,107,902
        Southwestern Energy Co.#+..................... 177,042   7,458,780
        Ultra Petroleum Corp.+........................ 152,246   8,206,059
                                                               -----------
                                                                20,639,745
                                                               -----------
      Oil Field Machinery & Equipment -- 1.3%
        Cameron International Corp....................  43,800   2,379,216
        National-Oilwell Varco, Inc.+.................  28,000   1,862,280
                                                               -----------
                                                                 4,241,496
                                                               -----------
      Oil-Field Services -- 0.6%
        Core Laboratories NV..........................  22,500   1,990,350
                                                               -----------
      Paper & Related Products -- 0.5%
        MeadWestvaco Corp.............................  54,398   1,604,741
                                                               -----------
      Pharmacy Services -- 0.8%
        Express Scripts, Inc.#+.......................  36,700   2,502,940
                                                               -----------
      Photo Equipment & Supplies -- 0.5%
        Eastman Kodak Co.#............................  66,337   1,726,089
                                                               -----------
      Physicians Practice Management -- 0.5%
        Healthways, Inc.#.............................  34,600   1,590,562
                                                               -----------
      Pipelines -- 0.6%
        Questar Corp..................................  20,536   1,771,230
                                                               -----------
      Power Converter/Supply Equipment -- 1.0%
        Hubbell, Inc., Class B#.......................  61,100   3,204,695
                                                               -----------
      Private Corrections -- 2.5%
        Corrections Corp. of America#+................ 132,400   6,017,580
        Geo Group, Inc.+..............................  51,400   1,930,584
                                                               -----------
                                                                 7,948,164
                                                               -----------
      Real Estate Management/Services -- 0.5%
        Realogy Corp..................................  62,281   1,624,911
                                                               -----------
      Real Estate Operations & Development -- 0.9%
        Brookfield Asset Management, Inc..............  23,057   1,100,511
        The St. Joe Co.#..............................  33,154   1,856,292
                                                               -----------
                                                                 2,956,803
                                                               -----------
      Respiratory Products -- 0.9%
        Respironics, Inc.#+...........................  77,500   2,794,650
                                                               -----------
      Retail - Apparel/Shoe -- 3.1%
        Abercrombie & Fitch Co., Class A#.............  96,728   6,523,336
        Tween Brands, Inc.............................  36,600   1,534,272
        Urban Outfitters, Inc.+.......................  72,377   1,612,560
                                                               -----------
                                                                 9,670,168
                                                               -----------

                                                           Shares/
                                                          Principal      Value
                 Security Description                      Amount       (Note 3)

-----------------------------------------------------------------------------------
Retail - Automobile -- 1.3%
  Copart, Inc.+........................................     139,700   $  4,220,337
                                                                      ------------
Retail - Computer Equipment -- 1.1%
  GameStop Corp.#......................................      61,400      3,441,470
                                                                      ------------
Retail - Discount -- 0.7%
  Dollar Tree Stores, Inc.+............................      69,900      2,097,699
                                                                      ------------
Retail - Pet Food & Supplies -- 0.5%
  PETsMART, Inc........................................      51,873      1,534,403
                                                                      ------------
Retail - Regional Deptment Stores -- 0.6%
  Kohl's Corp.+........................................      26,000      1,809,600
                                                                      ------------
Retail - Restaurants -- 1.7%
  The Cheesecake Factory, Inc.+........................      58,831      1,629,619
  Wendy's International, Inc.#.........................     114,879      3,741,609
                                                                      ------------
                                                                         5,371,228
                                                                      ------------
Savings & Loans/Thrifts -- 0.8%
  People's Bank/ Bridgeport CT#........................      58,746      2,619,484
                                                                      ------------
Schools -- 1.3%
  Apollo Group, Inc., Class A+.........................      43,561      1,689,731
  ITT Educational Services, Inc.+......................      34,273      2,350,100
                                                                      ------------
                                                                         4,039,831
                                                                      ------------
Semiconductor Equipment -- 0.7%
  Tessera Technologies, Inc.#+.........................      56,650      2,145,335
                                                                      ------------
Semiconductors Components - Intergated Circuits -- 2.5%
  Marvell Technology Group, Ltd.+......................     305,367      6,302,775
  Pericom Semiconductor Corp.+.........................     130,600      1,505,818
                                                                      ------------
                                                                         7,808,593
                                                                      ------------
Telecommunication Equipment -- 0.6%
  Harris Corp.#........................................      43,400      1,827,574
                                                                      ------------
Tobacco -- 1.5%
  Loews Corp. -- Carolina Group........................      74,452      4,643,571
                                                                      ------------
Transport - Rail -- 0.9%
  CSX Corp.............................................      83,100      2,979,966
                                                                      ------------
Transport - Services -- 2.7%
  C.H. Robinson Worldwide, Inc.........................      90,639      3,988,116
  Expeditors International of Washington, Inc..........     104,377      4,722,015
                                                                      ------------
                                                                         8,710,131
                                                                      ------------
Web Portals/ISP -- 0.6%
  Sohu.com, Inc.+......................................      73,400      1,796,098
                                                                      ------------
Wire & Cable Products -- 0.6%
  General Cable Corp.#+................................      47,700      2,027,250
                                                                      ------------
Wireless Equipment -- 1.6%
  Crown Castle International Corp.+....................     106,742      3,678,329
  EMS Technologies, Inc................................      73,900      1,512,733
                                                                      ------------
                                                                         5,191,062
                                                                      ------------
Total Long-Term Investment Securities
   (cost $290,119,871).................................                310,056,251
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 22.4%
Collective Investment Pool -- 20.2%
  Securities Lending Quality Trust(1)..................  63,695,321     63,695,321
                                                                      ------------
Time Deposit -- 2.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   4.05% due 12/01/06.................................. $ 7,013,000      7,013,000
                                                                      ------------
Total Short-Term Investment Securities
   (cost $70,708,321)..................................                 70,708,321
                                                                      ------------
TOTAL INVESTMENTS
   (cost $360,828,192)(2)..............................       120.4%   380,764,572
Liabilities in excess of other assets..................       (20.4)%  (64,546,193)
                                                        -----------   ------------
NET ASSETS --                                                 100.0%  $316,218,379
                                                        ===========   ============

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR American Depository Receipt

See Notes to Financial Statements

VALIC Company I Money Market Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                    Foreign Bank..................... 16.1%
                    Asset Backed/Multi-Asset......... 15.9%
                    Asset Backed/Receivables......... 15.2%
                    Asset Backed/Securities.......... 10.9%
                    Finance.......................... 10.0%
                    Commercial Bank..................  6.1%
                    Investment Bank/Brokerage........  5.5%
                    Money Center Bank................  5.1%
                    Super Regional Bank..............  4.0%
                    Diversified Financial Services...  2.5%
                    Asset Backed/Finance.............  2.4%
                    Asset Backed/CLOs................  1.9%
                    Regional Bank....................  1.5%
                    Asset Backed/Loans...............  1.4%
                    Domestic Bank....................  1.1%
                    Sovereign Agencies...............  0.2%
                                                      ----
                                                      99.8%
                                                      ====

                    Weighted Average Days to Maturity 49.7

Credit Quality@#

                           A -1...............  99.8%
                           Government Agencies   0.2%
                                               -----
                                               100.0%
                                               =====

*  Calculated as a percentage of Net Assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 -- (Unaudited)
--------------------------------------------------------------------------------


                                                  Principal    Value
                 Security Description              Amount     (Note 3)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 97.8%
       ASSET-BACKED COMMERCIAL PAPER -- 49.8%
         Amstel Funding Corp.
          5.23% due 01/26/07*................... $ 9,000,000 $ 8,926,780
         Apreco, Inc.
          5.25% due 12/08/06*...................  10,000,000   9,989,792
         Atlantis One Funding Corp.
          5.24% due 02/20/07*...................   9,000,000   8,893,890
         Barton Capital Corp.
          5.29% due 01/16/07*...................   5,000,000   4,966,458
         Cancara Asset Securitisation, Ltd.
          5.24% due 01/05/07*...................   9,000,000   8,954,194
         Cancara Asset Securitisation, Ltd.
          5.27% due 12/04/06*...................   4,500,000   4,498,024
         Cancara Asset Securitisation, Ltd.
          5.33% due 02/09/07*(1)................   5,000,000   5,000,000
         Chariot Funding LLC
          5.27% due 12/21/06*...................   4,500,000   4,486,825
         Charta LLC
          5.29% due 12/27/06*...................   5,000,000   4,981,006
         Cheyne Finance LLC
          5.32% due 09/06/07*(1)................  11,000,000  10,998,952
         Clipper Receivables Co., LLC
          5.26% due 12/18/06....................   3,500,000   3,491,306
         Clipper Receivables Co., LLC
          5.27% due 12/18/06....................   5,000,000   4,987,557
         CRC Funding LLC
          5.25% due 12/11/06*...................   2,650,000   2,646,135
         CRC Funding LLC
          5.26% due 01/23/07*...................   7,000,000   6,945,793
         Dorada Finance, Inc.
          5.24% due 01/23/07*...................   5,000,000   4,961,428
         Edison Asset Securitization LLC
          5.23% due 02/22/07*...................   3,289,000   3,249,341
         Falcon Asset Securitization Corp.
          5.25% due 12/06/06*...................   5,398,000   5,394,064
         Falcon Asset Securitization Corp.
          5.27% due 12/15/06*...................   5,500,000   5,488,728
         Fountain Square Commercial Funding
          5.25% due 01/18/07*...................   5,000,000   4,965,000
         Fountain Square Commercial Funding
          5.26% due 02/20/07*...................   1,650,000   1,630,472
         Giro Balanced Funding Corp.
          5.27% due 12/20/06*...................   4,000,000   3,988,874
         Giro Funding US Corp.
          5.26% due 02/08/07*...................   5,500,000   5,444,551
         Greyhawk Funding LLC
          5.25% due 02/06/07*...................   6,000,000   5,941,375
         Jupiter Securitization Co. LLC
          5.26% due 12/12/06*...................   8,000,000   7,987,142
         Kitty Hawk Funding Corp.
          5.26% due 01/29/07*...................   7,000,000   6,939,713
         Old Line Funding Corp.
          5.26% due 12/06/06*...................   6,455,000   6,450,284
         Park Avenue Receivables Corp.
          5.25% due 12/19/06*...................   3,000,000   2,992,125
         Park Avenue Receivable Corp.
          5.26% due 12/13/06*...................   6,554,000   6,542,509
         Ranger Funding Co. LLC
          5.26% due 12/22/06*...................   5,000,000   4,984,658
         Sedna Finance, Inc.
          5.29% due 02/01/07*(1)................   5,000,000   4,999,958
         Sheffield Receivables Corp.
          5.25% due 12/01/06*...................   4,000,000   4,000,000
         Sheffield Receivables Corp.
          5.25% due 12/18/06*...................   6,000,000   5,985,125

                                                   Principal     Value
                 Security Description               Amount      (Note 3)

        Surrey Funding Corp.
         5.26% due 01/31/07*..................... $11,000,000 $ 10,901,959
        Sydney Capital Corp.
         5.26% due 01/25/07*.....................   2,000,000    1,983,928
        Sydney Capital Corp.
         5.27% due 12/12/06*.....................   8,500,000    8,486,313
        Thames Asset Global Securitization, Inc.
         5.24% due 01/22/07*.....................   7,000,000    6,947,018
        White Pine Finance LLC
         5.27% due 12/15/06*.....................   5,000,000    4,989,753
        White Pine Finance LLC
         5.28% due 01/22/07*.....................   5,459,000    5,417,366
        White Pine Finance LLC
         5.28% due 01/23/07*.....................   5,500,000    5,457,287
        Windmill Funding Corp.
         5.25% due 01/04/07*.....................   2,000,000    1,990,083
        Windmill Funding Corp.
         5.26% due 12/05/06*.....................   5,000,000    4,997,078
                                                              ------------
      Total Asset-Backed Commercial Paper
         (amortized cost $232,882,844)...........              232,882,844
                                                              ------------
      CERTIFICATES OF DEPOSIT -- 19.5%
        ABN AMRO Bank NV
         5.44% due 05/11/07(1)...................   4,000,000    4,001,990
        BNP Paribas
         5.08% due 12/13/06......................   5,000,000    4,999,349
        Caylon NY
         5.08% due 12/13/06(1)...................  14,000,000   13,998,969
        Caylon NY
         5.08% due 02/27/07......................   2,500,000    2,497,385
        Citibank NA
         5.32% due 01/26/07......................   6,500,000    6,500,000
        Deutsche Bank AG
         5.09% due 03/20/07(1)...................   2,000,000    1,998,193
        First Tennessee Bank
         5.33% due 12/20/06......................   7,000,000    7,000,000
        Lloyds TSB Bank PLC
         5.31% due 01/31/07......................   6,500,000    6,500,054
        Lloyds TSB Bank PLC
         5.35% due 04/25/07......................  11,500,000   11,500,000
        Nordea Bank Finland PLC
         4.75% due 12/04/06......................   7,000,000    6,999,561
        Societe Generale
         5.26% due 06/20/07......................   4,000,000    3,999,493
        Societe Generale
         5.27% due 07/02/07(1)...................  10,500,000   10,500,657
        Svenska Handelsbanken , Inc.
         5.06% due 02/20/07......................   5,500,000    5,494,287
        UBS AG
         5.32% due 01/29/07......................   5,000,000    5,000,000
                                                              ------------
      Total Certificates of Deposit
         (amortized cost $90,989,938)............               90,989,938
                                                              ------------
      COMMERCIAL PAPER -- 17.4%
        Bank of America Corp.
         5.20% due 03/21/07......................   8,000,000    7,872,864
        Bank of America Corp.
         5.25% due 12/06/06......................   1,631,000    1,629,811
        Bank of America Corp.
         5.25% due 12/18/06......................   2,075,000    2,069,856
        Bank of America Corp.
         5.29% due 12/01/06......................   7,000,000    7,000,000
        Barclays US Funding LLC
         5.24% due 12/22/06......................   8,300,000    8,274,630
        Bear Stearns Cos., Inc.
         5.25% due 01/09/07......................   5,500,000    5,468,719

VALIC Company I Money Market I Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                              Principal    Value
                 Security Description          Amount     (Note 3)
           COMMERCIAL PAPER (continued)
             Bear Stearns Cos., Inc.
              5.26% due 12/29/06............ $ 6,000,000 $ 5,975,453
             Fortis Funding LLC
              5.25% due 12/01/06*...........   5,000,000   5,000,000
             General Electric Capital Corp.
              5.25% due 01/16/07............   5,000,000   4,966,458
             HSBC Bank USA, Inc.
              5.46% due 09/21/07(1).........  10,950,000  10,961,461
             Merrill Lynch & Co., Inc.
              5.22% due 12/04/06............   1,000,000     999,565
             Rabobank USA Financial Corp.
              5.23% due 12/11/06............   1,000,000     998,547
             Royal Bank of Canada
              5.23% due 02/06/07............   5,000,000   4,951,378
             Svenska Handelsbanken, Inc.
              4.90% due 02/08/07............   5,000,000   5,000,000
             Svenska Handelsbanken, Inc.
              5.65% due 07/20/07............   5,000,000   5,005,093
             UBS Finance LLC
              5.27% due 12/07/06............   5,000,000   4,995,613
                                                         -----------
           Total Commercial Paper
              (amortized cost $81,169,448)..              81,169,448
                                                         -----------

            MEDIUM TERM NOTES -- 10.9%
              Barclays Bank PLC
               5.41% due 11/02/07............  6,000,000   6,000,000
              Beta Finance, Inc.
               5.33% due 08/15/07*(1)........ 12,000,000  12,003,252
              Merrill Lynch & Co., Inc.
               5.29% due 05/14/07............ 10,000,000  10,000,045
              Merrill Lynch & Co., Inc.
               5.33% due 10/15/07(1).........  3,000,000   3,000,000
              Sigma Finance, Inc.
               5.28% due 02/28/07 *(1).......  4,000,000   3,999,800
              Sigma Finance, Inc.
               5.32% due 09/18/07 *(1)....... 11,000,000  10,999,562
              Wells Fargo & Co.
               5.31% due 08/03/07............  5,000,000   5,000,000
                                                         -----------
            Total Medium Term Notes
               (amortized cost $51,002,659)..             51,002,659
                                                         -----------

                                                     Principal     Value
                 Security Description                 Amount      (Note 3)

    U.S. GOVERNMENT AGENCIES -- 0.2%
      Federal Home Loan Bank
       5.30% due 10/16/07
       (amortized cost $1,000,000)................. $1,000,000  $  1,000,000
                                                                ------------
    Total Short-Term Investment Securities -- 97.8%
       (amortized cost $457,044,889)...............              457,044,889
                                                                ------------
    REPURCHASE AGREEMENT -- 2.0%
      UBS Securities, LLC
       Joint Repurchase Agreement(2)...............  9,133,000     9,133,000
                                                                ------------
    TOTAL INVESTMENTS
       (amortized cost $466,177,889)(3)............       99.8%  466,177,889
    Other Assets Less Liabilities..................        0.2%    1,096,169
                                                    ----------  ------------
    NET ASSETS --                                        100.0% $467,274,058
                                                    ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At November 30, 2006 , the aggregate value of these securities was $256,406,595 representing 54.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)Variable Rate Security -- the rate reflected is as of November 30, 2006 , maturity date reflects next reset date.

(2)See Note 3 for details of Joint Repurchased Agreement.

(3)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

VALIC Company I Nasdaq-100(R) Index Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

           Computers.........................................  10.3%
           Collective Investment Pool........................   9.8%
           Applications Software.............................   7.7%
           Medical -- Biomedical/Gene........................   6.7%
           Electronic Components -- Semiconductors...........   6.1%
           Web Portals/ISP...................................   5.1%
           Wireless Equipment................................   4.8%
           E-Commerce/Services...............................   4.4%
           Networking Products...............................   4.1%
           Cable TV..........................................   2.9%
           Enterprise Software/Service.......................   2.9%
           Repurchase Agreements.............................   2.5%
           Semiconductors Components -- Intergated Circuits..   2.4%
           Commerical Paper..................................   2.3%
           Retail -- Restaurants.............................   2.3%
           Internet Security.................................   2.2%
           Therapeutics......................................   2.2%
           Semiconductor Equipment...........................   2.1%
           Retail -- Major Department Stores.................   1.7%
           Data Processing/Management........................   1.6%
           Computers -- Memory Devices.......................   1.5%
           Electronic Forms..................................   1.4%
           Entertainment Software............................   1.3%
           Medical -- Generic Drugs..........................   1.2%
           Auto -- Heavy Duty Trucks.........................   1.1%
           Transport -- Services.............................   1.1%
           Cellular Telecom..................................   1.0%
           Retail -- Bedding.................................   0.9%
           Medical Products..................................   0.8%
           Retail -- Discount................................   0.8%
           Retail -- Office Supplies.........................   0.8%
           Computer Services.................................   0.7%
           Distribution/Wholesale............................   0.7%
           E-Commerce/Products...............................   0.7%
           Radio.............................................   0.7%
           Broadcast Services/Program........................   0.6%
           Casino Hotels.....................................   0.6%
           Computer Aided Design.............................   0.6%
           Dental Supplies & Equipment.......................   0.6%
           Electronic Measurement Instruments................   0.6%
           Internet Infrastructure Software..................   0.5%
           Linen Supply & Related Items......................   0.5%
           Pharmacy Services.................................   0.5%
           Retail -- Apparel/Shoe............................   0.5%
           Telecom Services..................................   0.5%
           U.S. Government Treasuries........................   0.5%
           Electronic Components -- Misc.....................   0.4%
           Food -- Retail....................................   0.4%
           Medical -- Drugs..................................   0.4%
           Power Converter/Supply Equipment..................   0.4%
           Schools...........................................   0.4%
           Telecommunication Equipment.......................   0.4%
           Advertising Sales.................................   0.3%
           Chemicals -- Specialty............................   0.3%
           Electronic Design Automation......................   0.3%
           Machinery -- Construction & Mining................   0.3%
           Oil & Gas Drilling................................   0.3%
           Retail -- Pet Food & Supplies.....................   0.3%
           Telecom Equipment -- Fiber Optics.................   0.3%
           Medical Instruments...............................   0.2%
           Medical -- Outpatient/Home Medical................   0.2%
                                                              -----
                                                              109.7%
                                                              =====

*  Calculated as a percentage of Net Assets.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 94.6%
      Advertising Sales -- 0.3%
        Lamar Advertising Co., Class A+................   4,530 $  273,386
                                                                ----------
      Applications Software -- 7.7%
        Citrix Systems, Inc.+..........................  11,950    343,443
        Intuit, Inc.+..................................  23,670    745,132
        Microsoft Corp................................. 187,600  5,502,308
        Red Hat, Inc.+#................................  10,250    178,350
                                                                ----------
                                                                 6,769,233
                                                                ----------
      Auto - Heavy Duty Trucks -- 1.1%
        PACCAR, Inc....................................  15,280    997,784
                                                                ----------
      Broadcast Services/Program -- 0.6%
        Discovery Holding Co., Class A#................  12,940    198,500
        Liberty Global, Inc., Class A+.................  11,330    305,570
                                                                ----------
                                                                   504,070
                                                                ----------
      Cable TV -- 2.9%
        Comcast Corp., Class A+........................  52,310  2,116,463
        EchoStar Communications Corp., Class A.........  11,640    419,156
                                                                ----------
                                                                 2,535,619
                                                                ----------
      Casino Hotel -- 0.6%
        Wynn Resorts, Ltd.#+...........................   6,010    527,979
                                                                ----------
      Cellular Telecom -- 1.0%
        Millicom International Cellular SA#............   5,310    304,051
        NII Holdings, Inc.+............................   8,200    532,426
                                                                ----------
                                                                   836,477
                                                                ----------
      Chemicals - Specialty -- 0.3%
        Sigma-Aldrich Corp.#...........................   3,490    265,624
                                                                ----------
      Computer Aided Design -- 0.6%
        Autodesk, Inc.+................................  13,100    539,458
                                                                ----------
      Computer Services -- 0.7%
        Cognizant Technology Solutions Corp., Class A+.   7,510    612,516
                                                                ----------
      Computers -- 10.3%
        Apple Computer, Inc.+..........................  65,060  5,964,701
        Dell, Inc.+....................................  45,680  1,244,323
        Research In Motion, Ltd.+......................  10,210  1,417,454
        Sun Microsystems, Inc.+........................  83,210    450,998
                                                                ----------
                                                                 9,077,476
                                                                ----------
      Computers - Memory Devices -- 1.5%
        Network Appliance, Inc.+.......................  21,250    833,212
        SanDisk Corp.+.................................   9,860    437,784
                                                                ----------
                                                                 1,270,996
                                                                ----------
      Data Processing/Management -- 1.6%
        Fiserv, Inc.+..................................  11,910    608,720
        Paychex, Inc...................................  19,740    777,953
                                                                ----------
                                                                 1,386,673
                                                                ----------
      Dental Supplies & Equipment -- 0.6%
        DENTSPLY International, Inc....................   8,070    257,675
        Patterson Cos, Inc.#...........................   7,280    270,161
                                                                ----------
                                                                   527,836
                                                                ----------
      Distribution/Wholesale -- 0.7%
        CDW Corp.......................................   4,440    313,020
        Fastenal Co.#..................................   7,890    283,961
                                                                ----------
                                                                   596,981
                                                                ----------
      E-Commerce/Products -- 0.7%
        Amazon.com, Inc.#+.............................  15,220    613,975
                                                                ----------

                                                                Value
                    Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       E-Commerce/Services -- 4.4%
         eBay, Inc.+.................................  57,720 $1,867,242
         Expedia, Inc.#..............................  17,970    326,515
         IAC/InterActive Corp.#......................  17,030    621,425
         Liberty Media Holding Corp., Series A.......  33,870    770,881
         Monster Worldwide, Inc.+....................   7,180    313,407
                                                              ----------
                                                               3,899,470
                                                              ----------
       Electronic Components - Misc. -- 0.4%
         Flextronics International, Ltd.+............  34,290    385,763
                                                              ----------
       Electronic Components - Semiconductors -- 6.1%
         Altera Corp.+...............................  27,590    548,765
         Broadcom Corp., Class A+....................  23,390    767,894
         Intel Corp.................................. 110,370  2,356,399
         Microchip Technology, Inc...................   9,780    333,596
         NVIDIA Corp.+...............................  18,920    699,851
         Xilinx, Inc.................................  24,640    660,352
                                                              ----------
                                                               5,366,857
                                                              ----------
       Electronic Design Automation -- 0.3%
         Cadence Design Systems, Inc.+...............  16,040    294,815
                                                              ----------
       Electronic Forms -- 1.4%
         Adobe Systems, Inc.+........................  31,040  1,245,635
                                                              ----------
       Electronic Measurement Instruments -- 0.6%
         Garmin, Ltd.#...............................  11,010    560,299
                                                              ----------
       Enterprise Software/Service -- 2.9%
         BEA Systems, Inc.+..........................  19,840    273,197
         Oracle Corp.+............................... 119,530  2,274,656
                                                              ----------
                                                               2,547,853
                                                              ----------
       Entertainment Software -- 1.3%
         Activision, Inc.#+..........................  13,670    233,074
         Electronic Arts, Inc.+......................  16,910    944,423
                                                              ----------
                                                               1,177,497
                                                              ----------
       Food - Retail -- 0.4%
         Whole Foods Market, Inc.....................   7,580    369,904
                                                              ----------
       Internet Infrastructure Software -- 0.5%
         Akamai Technologies, Inc.#+.................   8,160    398,779
                                                              ----------
       Internet Security -- 2.2%
         Check Point Software Technologies+..........  12,860    294,494
         CheckFree Corp.+............................   4,770    199,434
         Symantec Corp.+.............................  53,620  1,136,744
         VeriSign, Inc.+.............................  12,520    326,897
                                                              ----------
                                                               1,957,569
                                                              ----------
       Linen Supply & Related Items -- 0.5%
         Cintas Corp.................................  10,550    445,210
                                                              ----------
       Machinery - Construction & Mining -- 0.3%
         Joy Global, Inc.............................   6,380    280,082
                                                              ----------
       Medical Instruments -- 0.2%
         Intuitive Surgical, Inc.#+..................   2,020    205,272
                                                              ----------
       Medical Products -- 0.8%
         Biomet, Inc.................................  18,010    680,958
                                                              ----------
       Medical - Biomedical/Gene -- 6.7%
         Amgen, Inc.+................................  29,840  2,118,640
         Biogen Idec, Inc.+..........................  20,420  1,067,149
         Celgene Corp.#+.............................  20,190  1,125,189
         Genzyme Corp.+..............................  17,920  1,154,048
         MedImmune, Inc.#+...........................  14,010    457,987
                                                              ----------
                                                               5,923,013
                                                              ----------

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                    Security Description                   Shares   (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Medical - Drugs -- 0.4%
     Sepracor, Inc.#+.....................................   5,810 $  324,256
                                                                   ----------
   Medical - Generic Drugs -- 1.2%
     Teva Pharmaceutical Industries, Ltd. ADR.............  33,680  1,079,781
                                                                   ----------
   Medical - Outpatient/Home Medical -- 0.2%
     Lincare Holdings, Inc.+..............................   4,940    186,090
                                                                   ----------
   Networking Products -- 4.1%
     Cisco Systems, Inc.+................................. 119,260  3,205,709
     Juniper Networks, Inc.+..............................  20,330    432,825
                                                                   ----------
                                                                    3,638,534
                                                                   ----------
   Oil & Gas Drilling -- 0.3%
     Patterson -- UTI Energy, Inc.........................   9,160    253,824
                                                                   ----------
   Pharmacy Services -- 0.5%
     Express Scripts, Inc.+...............................   6,730    458,986
                                                                   ----------
   Power Converter/Supply Equipment -- 0.4%
     American Power Conversion Corp.......................  10,480    318,068
                                                                   ----------
   Radio -- 0.7%
     Sirius Satellite Radio, Inc.#+.......................  83,090    353,964
     XM Satellite Radio Holdings, Inc., Class A#+.........  16,760    242,014
                                                                   ----------
                                                                      595,978
                                                                   ----------
   Retail - Apparel/Shoe -- 0.5%
     Ross Stores, Inc.....................................   7,690    238,313
     Urban Outfitters, Inc.#+.............................   9,470    210,992
                                                                   ----------
                                                                      449,305
                                                                   ----------
   Retail - Bedding -- 0.9%
     Bed Bath & Beyond, Inc.+.............................  20,760    804,450
                                                                   ----------
   Retail - Discount -- 0.8%
     Costco Wholesale Corp................................  13,480    704,465
                                                                   ----------
   Retail - Major Department Stores -- 1.7%
     Sears Holdings Corp.+................................   8,800  1,508,496
                                                                   ----------
   Retail - Office Supplies -- 0.8%
     Staples, Inc.........................................  26,665    679,158
                                                                   ----------
   Retail - Pet Food & Supplies -- 0.3%
     PETsMART, Inc........................................   7,580    224,216
                                                                   ----------
   Retail - Restaurants -- 2.3%
     Starbucks Corp.+.....................................  57,480  2,028,469
                                                                   ----------
   School -- 0.4%
     Apollo Group, Inc., Class A+.........................   9,570    371,220
                                                                   ----------
   Semiconductor Equipment -- 2.1%
     Applied Materials, Inc...............................  39,110    703,198
     KLA -- Tencor Corp...................................  13,180    681,010
     Lam Research Corp.+..................................   8,020    421,852
                                                                   ----------
                                                                    1,806,060
                                                                   ----------
   Semiconductors Components - Intergated Circuits -- 2.4%
     Linear Technology Corp...............................  22,170    712,544
     Marvell Technology Group, Ltd.+......................  30,530    630,139
     Maxim Integrated Products, Inc.......................  24,580    773,778
                                                                   ----------
                                                                    2,116,461
                                                                   ----------
   Telecom Equipment - Fiber Optics -- 0.3%
     JDS Uniphase Corp.#..................................  13,215    244,213
                                                                   ----------
   Telecom Services -- 0.5%
     NTL, Inc.#...........................................  19,390    467,105
                                                                   ----------
   Telecommunication Equipment -- 0.4%
     Comverse Technology, Inc.+...........................  11,460    223,699

                                                                 Shares/
                                                                Principal      Value
                    Security Description                         Amount       (Note 3)

----------------------------------------------------------------------------------------
Telecommunication Equipment (continued)
  Tellabs, Inc.+..............................................     13,920   $   139,757
                                                                            -----------
                                                                                363,456
                                                                            -----------
Therapeutics -- 2.2%
  Amylin Pharmaceuticals, Inc.#+..............................      6,860       274,400
  Gilead Sciences, Inc.+......................................     24,610     1,622,291
                                                                            -----------
                                                                              1,896,691
                                                                            -----------
Transport - Services -- 1.1%
  C.H. Robinson Worldwide, Inc................................      9,170       403,480
  Expeditors International of Washington, Inc.................     11,460       518,450
                                                                            -----------
                                                                                921,930
                                                                            -----------
Web Portals/ISP -- 5.1%
  Google, Inc., Class A+......................................      7,300     3,539,916
  Yahoo!, Inc.+...............................................     36,300       979,737
                                                                            -----------
                                                                              4,519,653
                                                                            -----------
Wireless Equipment -- 4.8%
  QUALCOMM, Inc...............................................    108,930     3,985,748
  Telefonaktiebolaget LM Ericsson ADR+........................      5,710       221,948
                                                                            -----------
                                                                              4,207,696
                                                                            -----------
Total Long-Term Investment Securities
   (cost $61,598,651).........................................               83,243,620
                                                                            -----------
SHORT-TERM INVESTMENT SECURITIES -- 12.6%
Collective Investment Pool -- 9.8%
  Securities Lending Quality Trust(1).........................  8,658,767     8,658,767
                                                                            -----------
Commerical Paper -- 2.3%
  Rabobank USA Financial Corp.
   5.30% due 12/01/06......................................... $2,000,000     2,000,000
                                                                            -----------
U.S. Government Treasuries -- 0.5%
  United States Treasury Bills
   4.92% due 12/14/06@........................................    240,000       239,577
   4.94% due 12/14/06@........................................     15,000        14,973
   4.99% due 12/21/06@........................................     10,000         9,973
   5.00% due 12/14/06@........................................     15,000        14,973
   5.09% due 12/28/06@........................................     70,000        69,735
   5.15% due 12/21/06@........................................     50,000        49,857
   5.16% due 12/21/06@........................................     35,000        34,900
                                                                            -----------
                                                                                433,988
                                                                            -----------
Total Short-Term Investment Securities
   (cost $11,092,755).........................................               11,092,755
                                                                            -----------
REPURCHASE AGREEMENT -- 2.5%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.82%, dated 11/30/06, to be repurchased
   12/01/06 in the amount of $2,233,299 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest at
   3.25%, due 08/15/08 and having an approximate value of
   $2,281,091 (cost $2,233,000)...............................  2,233,000     2,233,000
                                                                            -----------
TOTAL INVESTMENTS
   (cost $74,924,406)(2)......................................      109.7%   96,569,375
Liabilities in excess of other assets.........................       (9.7)%  (8,560,042)
                                                               ----------   -----------
NET ASSETS --                                                       100.0%  $88,009,333
                                                               ==========   ===========

--------
+   Non-income producing security
#   The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 6 for cost of investments on a tax basis.
ADR American Depository Receipt

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Open Futures Contracts
-------------------------------------------------------------------------------------------
                                                                               Unrealized
Number of                          Expiration    Value at     Value as of     Appreciation
Contracts       Description           Date      Trade Date November 30, 2006 (Depreciation)
-------------------------------------------------------------------------------------------
129 Long  NASDAQ 100 E-Mini Index December 2006 $4,532,505    $4,630,455        $97,950
                                                                                =======

See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Electronic Components -- Semiconductors.........  13.1%
            Semiconductors Components -- Integrated Circuits   9.3%
            Wireless Equipment..............................   8.7%
            Collective Investment Pool......................   8.5%
            Networking Products.............................   7.4%
            Applications Software...........................   7.3%
            Web Portals/ISP.................................   5.9%
            Computers.......................................   5.6%
            Telecom Equipment -- Fiber Optics...............   4.3%
            Registered Investment Companies.................   3.9%
            Electronic Components -- Misc...................   3.5%
            Internet Security...............................   3.5%
            Computers -- Memory Devices.....................   3.2%
            E-Commerce/Services.............................   3.2%
            Entertainment Software..........................   2.4%
            Electronic Forms................................   2.1%
            Computer Aided Design...........................   1.6%
            Data Processing/Management......................   1.6%
            Computer Services...............................   1.0%
            Electric Products -- Misc.......................   1.0%
            Identification Systems..........................   1.0%
            Power Converter/Supply Equipment................   0.8%
            Toys............................................   0.8%
            Consulting Services.............................   0.7%
            Decision Support Software.......................   0.7%
            Metal Processors & Fabrication..................   0.6%
            Telecom Services................................   0.6%
            Telecommunication Equipment.....................   0.6%
            Casino Services.................................   0.5%
            Cellular Telecom................................   0.5%
            E-Marketing/Info................................   0.5%
            Enterprise Software/Service.....................   0.5%
            Semiconductor Equipment.........................   0.5%
            Advertising Services............................   0.4%
            Computer Software...............................   0.4%
            Engineering/R&D Services........................   0.4%
            Medical Information Systems.....................   0.3%
            Motion Pictures & Services......................   0.3%
            Aerospace/Defense -- Equipment..................   0.2%
            Batteries/Battery Systems.......................   0.2%
            Internet Infrastructure Software................   0.2%
            Medical Instruments.............................   0.2%
            Time Deposits...................................   0.2%
            Aerospace/Defense...............................   0.1%
            Agricultural Operations.........................   0.1%
                                                             -----
                                                             108.4%
                                                             =====

*  Calculated as a percentage of net assets.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                  Value
                  Security Description                 Shares    (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK -- 95.2%
    Advertising Services -- 0.4%
      Getty Images, Inc.+#...........................    85,400 $ 3,731,126
                                                                -----------
    Aerospace/Defense -- 0.1%
      Spirit Aerosystems Holdings, Inc...............    44,000   1,282,600
                                                                -----------
    Aerospace/Defense - Equipment -- 0.2%
      United Technologies Corp.......................    32,500   2,097,225
                                                                -----------
    Agricultural Operations -- 0.1%
      Monsanto Co....................................    29,000   1,394,030
                                                                -----------
    Applications Software -- 7.3%
      Citrix Systems, Inc.+..........................   259,300   7,452,282
      Microsoft Corp................................. 1,097,228  32,181,697
      Red Hat, Inc.+#................................ 1,137,942  19,800,191
      Salesforce.com, Inc.+#.........................   380,536  14,840,904
                                                                -----------
                                                                 74,275,074
                                                                -----------
    Batteries/Battery Systems -- 0.2%
      Energy Conversion Devices, Inc.+...............    52,600   2,008,268
                                                                -----------
    Casino Services -- 0.5%
      International Game Technology..................   113,068   4,950,117
                                                                -----------
    Cellular Telecom -- 0.5%
      NII Holdings, Inc.+............................    71,400   4,636,002
                                                                -----------
    Computer Aided Design -- 1.6%
      Autodesk, Inc.+................................   404,400  16,653,192
                                                                -----------
    Computer Services -- 0.7%
      Cognizant Technology Solutions Corp., Class A+.    92,800   7,568,768
                                                                -----------
    Computer Software -- 0.4%
      Tencent Holdings, Ltd.......................... 1,300,000   3,593,122
                                                                -----------
    Computers -- 5.6%
      Apple Computer, Inc.+..........................   320,100  29,346,768
      Dell, Inc.+....................................   336,862   9,176,121
      Hewlett-Packard Co.............................   231,000   9,115,260
      Research In Motion, Ltd.+......................    36,900   5,122,827
      Sun Microsystems, Inc.+#.......................   810,200   4,391,284
                                                                -----------
                                                                 57,152,260
                                                                -----------
    Computers - Memory Devices -- 3.2%
      EMC Corp.+..................................... 1,816,478  23,814,027
      Network Appliance, Inc.+.......................   109,600   4,297,416
      Seagate Technology+............................   163,050   4,200,168
                                                                -----------
                                                                 32,311,611
                                                                -----------
    Consulting Services -- 0.7%
      Accenture, Ltd., Class A.......................   205,314   6,919,082
                                                                -----------
    Data Processing/Management -- 1.6%
      NAVTEQ Corp.+#.................................   385,865  13,802,391
      Tele Atlas NV..................................   141,712   2,803,885
                                                                -----------
                                                                 16,606,276
                                                                -----------
    Decision Support Software -- 0.7%
      Cognos, Inc.+#.................................   181,513   7,425,697
                                                                -----------
    E-Commerce/Services -- 3.2%
      Ctrip.com International, Ltd. ADR..............    32,500   1,804,400
      eBay, Inc.+....................................   698,695  22,602,783
      Monster Worldwide, Inc.+.......................   187,393   8,179,705
                                                                -----------
                                                                 32,586,888
                                                                -----------
    E-Marketing/Info -- 0.5%
      aQuantive, Inc.+#..............................   216,300   5,169,570
                                                                -----------
    Electric Products - Misc. -- 1.0%
      LG Electronics, Inc............................   171,762  10,294,446
                                                                -----------

                                                                  Value
                  Security Description                Shares     (Note 3)

     ----------------------------------------------------------------------
     Electronic Components - Misc. -- 3.5%
       Flextronics International, Ltd.+#............ 1,076,468 $ 12,110,265
       Hon Hai Precision Industry Co., Ltd..........   760,800    5,540,148
       Hoya Corp....................................   161,000    6,342,361
       Jabil Circuit, Inc...........................   404,010   11,457,724
                                                               ------------
                                                                 35,450,498
                                                               ------------
     Electronic Components - Semiconductors -- 13.1%
       Advanced Micro Devices, Inc.+................   132,900    2,866,653
       Altera Corp.+................................   645,483   12,838,657
       Broadcom Corp., Class A+.....................   428,941   14,082,133
       Chartered Semiconductor Manufacturing, Ltd.+. 3,000,000    2,670,132
       Conexant Systems, Inc.+#..................... 1,600,700    3,489,526
       Infineon Technologies AG+....................   140,000    1,794,760
       Intel Corp...................................   403,501    8,614,746
       MediaTek, Inc................................   133,000    1,361,255
       Microchip Technology, Inc....................   116,200    3,963,582
       National Semiconductor Corp..................    85,900    2,077,921
       NVIDIA Corp.+................................   121,000    4,475,790
       PMC - Sierra, Inc.+#.........................   965,300    7,345,933
       QLogic Corp.+................................   184,000    4,094,000
       Samsung Electronics Co., Ltd.................     6,008    4,124,500
       Samsung Electronics Co., Ltd. GDR*...........    58,544   20,022,048
       Spansion, Inc.#..............................   241,100    3,522,471
       Texas Instruments, Inc.......................   337,200    9,964,260
       Xilinx, Inc..................................   993,217   26,618,216
                                                               ------------
                                                                133,926,583
                                                               ------------
     Electronic Forms -- 1.8%
       Adobe Systems, Inc.+.........................   447,686   17,965,639
                                                               ------------
     Energy - Alternate Sources -- 0.0%
       First Solar, Inc.............................     6,240      176,592
                                                               ------------
     Engineering/R&D Services -- 0.4%
       ABB, Ltd.....................................   157,000    2,535,005
       SAIC, Inc....................................   105,400    1,999,438
                                                               ------------
                                                                  4,534,443
                                                               ------------
     Enterprise Software/Service -- 0.5%
       Oracle Corp.+................................   286,162    5,445,663
                                                               ------------
     Entertainment Software -- 2.4%
       Activision, Inc.+#...........................   186,399    3,178,103
       Electronic Arts, Inc.+.......................   286,654   16,009,626
       Take-Two Interactive Software, Inc.+#........   186,300    3,234,168
       THQ, Inc.+...................................    79,800    2,597,490
                                                               ------------
                                                                 25,019,387
                                                               ------------
     Identification Systems -- 1.0%
       Cogent, Inc.+#...............................   642,943    7,284,544
       Symbol Technologies, Inc.....................   215,900    3,199,638
                                                               ------------
                                                                 10,484,182
                                                               ------------
     Internet Infrastructure Software -- 0.2%
       F5 Networks, Inc.+...........................    26,992    2,019,271
                                                               ------------
     Internet Security -- 3.5%
       McAfee, Inc.+................................   411,000   12,005,310
       VeriSign, Inc.+#.............................   911,022   23,786,784
                                                               ------------
                                                                 35,792,094
                                                               ------------
     Medical Information Systems -- 0.3%
       Cerner Corp.+................................    62,000    2,980,340
                                                               ------------
     Medical Instruments -- 0.2%
       Boston Scientific Corp.+.....................   148,800    2,354,016
                                                               ------------
     Metal Processors & Fabrication -- 0.6%
       NEOMAX Co., Ltd..............................   309,000    6,660,231
                                                               ------------

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                  Security Description                   Shares    (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Motion Pictures & Services -- 0.3%
     Dreamworks Animation SKG, Inc., Class A+#.........   122,476 $ 3,579,973
                                                                  -----------
   Networking Products -- 7.4%
     Atheros Communications, Inc.+#....................    94,500   2,148,930
     Cisco Systems, Inc.+.............................. 1,554,422  41,782,864
     Juniper Networks, Inc.+........................... 1,498,415  31,901,255
                                                                  -----------
                                                                   75,833,049
                                                                  -----------
   Power Converter/Supply Equipment -- 0.8%
     American Power Conversion Corp....................   175,900   5,338,565
     Delta Electronics, Inc............................   805,000   2,474,242
                                                                  -----------
                                                                    7,812,807
                                                                  -----------
   Semiconductor Equipment -- 0.5%
     Applied Materials, Inc.#..........................    66,600   1,197,468
     FormFactor, Inc.+.................................    77,300   2,887,928
     KLA-Tencor Corp.#.................................    13,052     674,397
                                                                  -----------
                                                                    4,759,793
                                                                  -----------
   Semiconductors Components-Integrated Circuits -- 9.3%
     Analog Devices, Inc...............................   806,487  26,226,957
     Linear Technology Corp.#..........................   334,579  10,753,369
     Marvell Technology Group, Ltd.+................... 1,306,900  26,974,416
     Maxim Integrated Products, Inc....................   806,274  25,381,506
     Taiwan Semiconductor Manufacturing Co., Ltd. ADR#.   490,000   5,267,500
                                                                  -----------
                                                                   94,603,748
                                                                  -----------
   Telecom Equipment-Fiber Optics -- 4.3%
     Ciena Corp.#......................................   565,097  14,206,538
     Corning, Inc.+....................................   808,173  17,424,210
     Finisar Corp.+#................................... 1,345,200   5,152,116
     JDS Uniphase Corp.#...............................   199,037   3,678,204
     ZTE Corp..........................................   802,000   3,660,100
                                                                  -----------
                                                                   44,121,168
                                                                  -----------
   Telecom Services -- 0.6%
     Amdocs, Ltd.+.....................................    73,800   2,844,990
     TELUS Corp. (New York)............................    66,458   3,192,642
     TELUS Corp. (Toronto).............................         1          43
                                                                  -----------
                                                                    6,037,675
                                                                  -----------
   Telecommunication Equipment -- 0.6%
     Comverse Technology, Inc.+........................   293,000   5,719,360
                                                                  -----------
   Toys -- 0.8%
     Nintendo Co., Ltd.................................    33,200   7,916,030
                                                                  -----------

                                                          Shares/
                                                         Principal       Value
                 Security Description                     Amount        (Note 3)

------------------------------------------------------------------------------------
Web Portals/ISP -- 5.9%
  Google, Inc., Class A+...............................      67,391  $   32,679,244
  Yahoo!, Inc.+........................................   1,013,281      27,348,454
                                                                     --------------
                                                                         60,027,698
                                                                     --------------
Wireless Equipment -- 8.7%
  American Tower Corp., Class A+.......................     135,400       5,127,598
  Crown Castle International Corp.+#...................     161,600       5,568,736
  Motorola, Inc........................................     602,900      13,366,293
  Nokia Oyj ADR........................................   1,004,950      20,320,089
  QUALCOMM, Inc........................................     666,727      24,395,541
  Telefonaktiebolaget LM Ericsson ADR+.................     311,900      12,123,553
  Telefonaktiebolaget LM Ericsson, Class B.............   2,071,500       8,015,002
                                                                     --------------
                                                                         88,916,812
                                                                     --------------
Total Common Stock
   (cost $885,261,735).................................                 972,792,406
                                                                     --------------
EQUITY CERTIFICATES -- 0.6%
  Hon Hai Precision Industry Co., Ltd.*................     484,000       3,520,680
  Infosys Technologies, Ltd.*..........................      48,420       2,360,062
                                                                     --------------
Total Equity Certificates
   (cost $5,228,032)...................................                   5,880,742
                                                                     --------------
Total Long-Term Investment Securities
   (cost $890,489,767).................................                 978,673,148
                                                                     --------------
SHORT-TERM INVESTMENT SECURITIES -- 12.6%
Collective Investment Pool -- 8.5%
  Securities Lending Quality Trust(1)..................  86,647,028      86,647,028
                                                                     --------------
Registered Investment Company -- 3.9%
  T. Rowe Price Reserve Investment Fund................  40,050,680      40,050,680
                                                                     --------------
Time Deposit -- 0.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 12/01/06.................................. $ 2,292,000       2,292,000
                                                                     --------------
Total Short-Term Investment Securities
   (cost $128,989,708).................................                 128,989,708
                                                                     --------------
TOTAL INVESTMENTS
   (cost $1,019,479,475)(2)............................       108.4%  1,107,662,856
Liabilities in excess of other assets..................        (8.4)    (85,403,959)
                                                        -----------  --------------
NET ASSETS --                                                 100.0% $1,022,258,897
                                                        ===========  ==============

--------
ADR American Depository Receipt
GDR Global Depository Receipt
+   Non-income producing security
#   The security or a portion thereof is out on loan (See Note 3)
* Securities exempt from registration under Rule 144A of the Securities and Exchange Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At November 30, 2006, the aggregate value of these securities was $25,902,790 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 6 for cost of investments on a tax basis.

VALIC Company I Small Cap Aggressive Growth Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

              Collective Investment Pool...................  25.6%
              Commercial Services -- Finance...............   5.9%
              Medical Instruments..........................   5.1%
              Consulting Services..........................   4.2%
              E-Marketing/Info.............................   3.6%
              Human Resources..............................   3.6%
              Hotels/Motels................................   3.3%
              Medical Products.............................   3.3%
              Advertising Services.........................   2.9%
              Distribution/Wholesale.......................   2.9%
              Internet Application Software................   2.8%
              Electronic Components-Semiconductors.........   2.8%
              Telecom Services.............................   2.7%
              Computer Services............................   2.6%
              Medical -- Drugs.............................   2.6%
              E-Commerce/Services..........................   2.4%
              Schools......................................   2.4%
              Transactional Software.......................   2.3%
              Oil -- Field Services........................   2.3%
              Machinery -- General Industrial..............   2.0%
              Insurance -- Property/Casualty...............   2.0%
              Time Deposit.................................   1.9%
              Enterprise Software/Service..................   1.7%
              Printing -- Commercial.......................   1.7%
              Diversified Manufactured Operations..........   1.6%
              Commercial Services..........................   1.6%
              Oil Companies -- Exploration & Production....   1.6%
              Educational Software.........................   1.5%
              Apparel Manufacturers........................   1.4%
              Building & Construction Products-Misc........   1.4%
              Finance -- Investment Banker/Broker..........   1.2%
              Medical -- Biomedical/Gene...................   1.1%
              Networking Products..........................   1.1%
              Semiconductors Components-Intergated Circuits   1.1%
              Therapeutics.................................   1.1%
              Instruments -- Scientific....................   1.0%
              Metal Processors & Fabrication...............   1.0%
              Retail -- Apparel/Shoe.......................   1.0%
              Office Supplies & Forms......................   0.9%
              Research & Development.......................   0.9%
              Resorts/Theme Parks..........................   0.9%
              Retail -- Restaurants........................   0.9%
              Drug Delivery Systems........................   0.8%
              E-Commerce/Products..........................   0.8%
              Internet Connectivity Services...............   0.8%
              Internet Security............................   0.8%
              Lighting Products & Systems..................   0.8%
              Recreational Centers.........................   0.8%
              Aerospace/Defense -- Equipment...............   0.7%
              Casino Services..............................   0.7%
              Cellular Telecom.............................   0.7%
              Gambling (Non-Hotel).........................   0.7%
              Medical -- Outpatient/Home Medical...........   0.7%
              Diagnostic Equipment.........................   0.6%
              Banks -- Commercial..........................   0.6%
              Web Portals/ISP..............................   0.5%
              Airlines.....................................   0.5%
              E-Services/Consulting........................   0.5%
              Retail -- Sporting Goods.....................   0.5%
              Building -- MobileHome/Manufactured Housing..   0.4%
              Internet Infrastructure Software.............   0.2%
                                                            -----
                                                            126.0%
                                                            =====

*  Calculated as a percentage of net assets.

VALIC Company I Small Cap Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------



                                                                 Value
                     Security Description               Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 98.5%
       Advertising Services -- 2.9%
         inVentiv Health, Inc.+........................ 32,900 $  997,199
         Marchex, Inc., Class B+#...................... 35,200    481,888
                                                               ----------
                                                                1,479,087
                                                               ----------
       Aerospace/Defense-Equipment -- 0.7%
         K&F Industries Holdings, Inc.+#............... 17,000    354,110
                                                               ----------
       Airlines -- 0.5%
         AirTran Holdings, Inc.+#...................... 19,800    246,114
                                                               ----------
       Apparel Manufacturers -- 1.4%
         Carter's, Inc.+#.............................. 13,000    358,280
         Guess ?, Inc.+#...............................  5,800    360,528
                                                               ----------
                                                                  718,808
                                                               ----------
       Banks-Commercial -- 0.6%
         Western Alliance Bancorp.+#...................  8,200    285,278
                                                               ----------
       Building & Construction Products-Misc. -- 1.4%
         Interline Brands, Inc.+....................... 29,700    722,304
                                                               ----------
       Building-MobileHome/Manufactured Housing -- 0.4%
         Williams Scotsman International, Inc.+#....... 10,100    201,495
                                                               ----------
       Casino Services -- 0.7%
         Shuffle Master, Inc.+#........................ 11,500    358,110
                                                               ----------
       Cellular Telecom -- 0.7%
         Dobson Communications Corp., Class A+#........ 38,900    336,485
                                                               ----------
       Commercial Services -- 1.6%
         PeopleSupport, Inc.+#......................... 15,800    350,444
         TeleTech Holdings, Inc.+#..................... 20,300    458,374
                                                               ----------
                                                                  808,818
                                                               ----------
       Commercial Services-Finance -- 5.9%
         Bankrate, Inc.+#.............................. 13,500    492,750
         Global Cash Access, Inc.+..................... 56,300    902,489
         Jackson Hewitt Tax Service, Inc.#............. 12,400    448,632
         Wright Express Corp.+......................... 36,300  1,120,218
                                                               ----------
                                                                2,964,089
                                                               ----------
       Computer Services -- 2.6%
         IHS, Inc.+....................................  8,600    318,630
         SI International, Inc.+#...................... 28,000    964,040
                                                               ----------
                                                                1,282,670
                                                               ----------
       Consulting Services -- 4.2%
         FTI Consulting, Inc.+#........................ 18,300    491,904
         Huron Consulting Group, Inc.+.................  9,200    378,488
         Navigant Consulting, Inc.+#................... 24,700    470,535
         The Advisory Board Co.+....................... 14,100    782,127
                                                               ----------
                                                                2,123,054
                                                               ----------
       Diagnostic Equipment -- 0.6%
         Gen-Probe, Inc.+..............................  6,700    326,558
                                                               ----------
       Distribution/Wholesale -- 2.9%
         Beacon Roofing Supply, Inc.+#................. 22,000    451,660
         Houston Wire & Cable Co.+#.................... 29,200    658,460
         Pool Corp.#...................................  8,500    348,245
                                                               ----------
                                                                1,458,365
                                                               ----------
       Diversified Manufactured Operations -- 1.6%
         Actuant Corp., Class A#.......................  8,200    443,292
         Barnes Group, Inc.#........................... 18,300    383,385
                                                               ----------
                                                                  826,677
                                                               ----------
       Drug Delivery Systems -- 0.8%
         Alkermes, Inc.+#.............................. 27,900    423,522
                                                               ----------

                                                               Value
                    Security Description             Shares   (Note 3)

        ---------------------------------------------------------------
        E-Commerce/Products -- 0.8%
          Shutterfly, Inc.+#........................  25,107 $  384,639
                                                             ----------
        E-Commerce/Services -- 2.4%
          Priceline.com, Inc.+......................  29,900  1,180,751
                                                             ----------
        E-Marketing/Info -- 3.6%
          24/7 Real Media, Inc.+#...................  17,800    155,216
          aQuantive, Inc.+#.........................  24,800    592,720
          ValueClick, Inc.+.........................  43,100  1,071,897
                                                             ----------
                                                              1,819,833
                                                             ----------
        E-Services/Consulting -- 0.5%
          GSI Commerce, Inc.+.......................  14,700    240,639
                                                             ----------
        Educational Software -- 1.5%
          SkillSoft PLC ADR+#....................... 124,200    776,250
                                                             ----------
        Electronic Components-Semiconductors -- 2.8%
          Microsemi Corp.+#.........................  49,600  1,024,240
          Silicon Laboratories, Inc.+#..............  11,100    357,642
                                                             ----------
                                                              1,381,882
                                                             ----------
        Enterprise Software/Service -- 1.7%
          Epicor Software Corp.+#...................  23,500    312,550
          Taleo Corp., Class A+#....................  41,200    534,776
                                                             ----------
                                                                847,326
                                                             ----------
        Finance-Investment Banker/Broker -- 1.2%
          GFI Group, Inc.+#.........................   6,400    361,984
          Investment Technology Group, Inc.+........   6,400    240,000
                                                             ----------
                                                                601,984
                                                             ----------
        Gambling (Non-Hotel) -- 0.7%
          Pinnacle Entertainment, Inc.+#............  10,500    341,355
                                                             ----------
        Hotels/Motels -- 3.3%
          Gaylord Entertainment Co.+................   9,900    484,110
          Orient-Express Hotels, Ltd................  21,600    924,696
          Red Lion Hotels Corp.+....................  21,400    263,220
                                                             ----------
                                                              1,672,026
                                                             ----------
        Human Resources -- 3.6%
          On Assignment, Inc.+......................  45,700    499,044
          Resources Connection, Inc.+...............  44,600  1,294,738
                                                             ----------
                                                              1,793,782
                                                             ----------
        Instruments-Scientific -- 1.0%
          Varian, Inc.+.............................  11,100    489,288
                                                             ----------
        Insurance-Property/Casualty -- 2.0%
          First Mercury Financial Corp.+............  15,000    316,350
          Navigators Group, Inc.+...................   9,200    425,684
          Tower Group, Inc..........................   7,800    256,932
                                                             ----------
                                                                998,966
                                                             ----------
        Internet Application Software -- 2.8%
          DealerTrack Holdings, Inc.+...............  11,200    306,096
          WebEx Communications, Inc.+#..............  30,900  1,109,310
                                                             ----------
                                                              1,415,406
                                                             ----------
        Internet Connectivity Services -- 0.8%
          Cogent Communications Group, Inc.+........  26,000    412,100
                                                             ----------
        Internet Infrastructure Software -- 0.2%
          F5 Networks, Inc.+........................   1,300     97,253
                                                             ----------
        Internet Security -- 0.8%
          Secure Computing Corp.+#..................  59,700    387,453
                                                             ----------
        Lighting Products & Systems -- 0.8%
          Universal Display Corp.+#.................  32,200    397,026
                                                             ----------

VALIC Company I Small Cap Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Machinery-General Industrial -- 2.0%
          Gardner Denver, Inc.+#...................... 26,700 $1,021,008
                                                              ----------
        Medical Instruments -- 5.1%
          Dexcom, Inc.+#.............................. 19,800    222,948
          DJ Orthopedics, Inc.+....................... 24,194  1,028,729
          Kyphon, Inc.+#.............................. 19,000    641,630
          Spectranetics Corp.+........................  9,359    102,013
          Symmetry Medical, Inc.+#.................... 20,600    279,954
          Ventana Medical Systems, Inc.+..............  7,300    307,257
                                                              ----------
                                                               2,582,531
                                                              ----------
        Medical Products -- 3.3%
          American Medical Systems Holdings, Inc.+#... 34,300    590,303
          Caliper Life Sciences, Inc.+#............... 34,800    195,924
          Northstar Neuroscience, Inc.+............... 19,800    238,986
          PSS World Medical, Inc.+.................... 31,200    653,328
                                                              ----------
                                                               1,678,541
                                                              ----------
        Medical-Biomedical/Gene -- 1.1%
          Nektar Therapeutics+#....................... 34,700    572,897
                                                              ----------
        Medical-Drugs -- 2.6%
          Adams Respiratory Therapeutics, Inc.+#...... 16,800    661,416
          Sciele Pharma, Inc.+#....................... 27,800    628,558
                                                              ----------
                                                               1,289,974
                                                              ----------
        Medical-Outpatient/Home Medical -- 0.7%
          Odyssey HealthCare, Inc.+................... 26,600    329,308
                                                              ----------
        Metal Processors & Fabrication -- 1.0%
          Kaydon Corp................................. 12,100    483,395
                                                              ----------
        Networking Products -- 1.1%
          Ixia+#...................................... 58,200    552,318
                                                              ----------
        Office Supplies & Forms -- 0.9%
          ACCO Brands Corp.+.......................... 17,200    436,708
                                                              ----------
        Oil Companies-Exploration & Production -- 1.6%
          PetroHawk Energy Corp.+#.................... 37,700    488,969
          Venoco, Inc.+............................... 18,200    322,868
                                                              ----------
                                                                 811,837
                                                              ----------
        Oil-Field Services -- 2.3%
          Hornbeck Offshore Services, Inc.+........... 14,800    558,552
          TETRA Technologies, Inc.+#.................. 22,800    589,152
                                                              ----------
                                                               1,147,704
                                                              ----------
        Printing-Commercial -- 1.7%
          VistaPrint, Ltd.+........................... 25,445    847,573
                                                              ----------
        Recreational Centers -- 0.8%
          Town Sports International Holdings, Inc.+... 23,300    379,091
                                                              ----------
        Research & Development -- 0.9%
          PRA International+#......................... 15,500    448,880
                                                              ----------
        Resort/Theme Park -- 0.9%
          Great Wolf Resorts, Inc.+................... 34,700    447,630
                                                              ----------
        Retail-Apparel/Shoe -- 1.0%
          Children's Place Retail Stores, Inc.+.......  3,800    245,176
          Men's Wearhouse, Inc........................  6,900    264,270
                                                              ----------
                                                                 509,446
                                                              ----------

                                                           Shares/
                                                          Principal      Value
                 Security Description                      Amount       (Note 3)

-----------------------------------------------------------------------------------
Retail-Restaurants -- 0.9%
  California Pizza Kitchen, Inc.+......................      13,800   $    432,768
                                                                      ------------
Retail-Sporting Goods -- 0.5%
  Zumiez, Inc.+#.......................................       8,300        254,893
                                                                      ------------
Schools -- 2.4%
  Laureate Education, Inc.+............................      10,500        545,685
  Strayer Education, Inc.#.............................       5,900        649,295
                                                                      ------------
                                                                         1,194,980
                                                                      ------------
Semiconductors Components-Intergated Circuits -- 1.1%
  Integrated Device Technology, Inc.+..................      32,600        537,900
                                                                      ------------
Telecom Services -- 2.7%
  Cbeyond, Inc.+#......................................      10,800        354,888
  NeuStar, Inc., Class A+#.............................      30,000        997,500
                                                                      ------------
                                                                         1,352,388
                                                                      ------------
Therapeutics -- 1.1%
  Medicines Co.+#......................................       5,000        142,750
  United Therapeutics Corp.+#..........................       7,200        419,184
                                                                      ------------
                                                                           561,934
                                                                      ------------
Transactional Software -- 2.3%
  Innerworkings, Inc.+#................................      16,300        272,536
  Transaction Systems Architects, Inc.+................      26,600        899,878
                                                                      ------------
                                                                         1,172,414
                                                                      ------------
Web Portals/ISP -- 0.5%
  Trizetto Group, Inc.+................................      15,800        273,182
                                                                      ------------
Total Long-Term Investment Securities
   (cost $48,069,684)..................................                 49,472,803
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 27.5%
Collective Investment Pool -- 25.6%
  Securities Lending Quality Trust(1)..................  12,870,969     12,870,969
                                                                      ------------
Time Deposit -- 1.9%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.80% due 12/01/06.................................. $   938,000        938,000
                                                                      ------------
Total Short-Term Investment Securities
   (cost $13,808,969)..................................                 13,808,969
                                                                      ------------
TOTAL INVESTMENTS
   (cost $61,878,653)(2)...............................       126.0%    63,281,772
Liabilities in Excess of Other Assets                         (26.0)%  (13,070,779)
                                                        -----------   ------------
NET ASSETS --                                                 100.0%  $ 50,210,993
                                                        ===========   ============

--------
+   Non-income producing security
#   The security or a portion thereof is out on loan (See Note 3)
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 6 for cost of investments on a tax basis
ADR American Depository Receipt

See Notes to Financial Statements

VALIC Company I Small Cap Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 25.4%
             Banks -- Commercial.............................  6.3%
             Real Estate Investment Trusts...................  3.8%
             Insurance -- Property/Casualty..................  2.4%
             Retail -- Restaurants...........................  2.3%
             Savings & Loans/Thrifts.........................  2.3%
             Diversified Manufactured Operations.............  2.2%
             Electronic Components -- Semiconductors.........  2.1%
             Retail -- Apparel/Shoe..........................  2.1%
             Medical -- HMO..................................  1.9%
             Medical -- Biomedical/Gene......................  1.8%
             Oil Companies -- Exploration & Production.......  1.6%
             Apparel Manufacturers...........................  1.4%
             Computers -- Integrated Systems.................  1.4%
             Gas -- Distribution.............................  1.4%
             Medical Products................................  1.4%
             Medical -- Drugs................................  1.4%
             Therapeutics....................................  1.4%
             Chemicals -- Specialty..........................  1.3%
             Distribution/Wholesale..........................  1.2%
             Oil -- Field Services...........................  1.2%
             Chemicals -- Diversified........................  1.1%
             Computer Services...............................  1.1%
             Machinery -- General Industrial.................  1.1%
             Time Deposits...................................  1.1%
             Wireless Equipment..............................  1.1%
             Engineering/R&D Services........................  1.0%
             Internet Application Software...................  1.0%
             Commercial Services.............................  0.9%
             Enterprise Software/Service.....................  0.9%
             Oil Refining & Marketing........................  0.9%
             Steel -- Producers..............................  0.9%
             Aerospace/Defense...............................  0.8%
             Auto/Truck Parts & Equipment -- Original........  0.8%
             Electric -- Integrated..........................  0.8%
             Home Furnishings................................  0.8%
             Human Resources.................................  0.8%
             Oil & Gas Drilling..............................  0.8%
             Transport -- Truck..............................  0.8%
             Data Processing/Management......................  0.7%
             Finance -- Consumer Loans.......................  0.7%
             Finance -- Investment Banker/Broker.............  0.7%
             Medical Instruments.............................  0.7%
             Medical Laser Systems...........................  0.7%
             Office Supplies & Forms.........................  0.7%
             Retail -- Automobile............................  0.7%
             Retail -- Discount..............................  0.7%
             Semiconductor Equipment.........................  0.7%
             Telecommunication Equipment.....................  0.7%
             Vitamins & Nutrition Products...................  0.7%
             Building -- Residential/Commercial..............  0.6%
             Consulting Services.............................  0.6%
             Diversified Operations/Commercial Services......  0.6%
             Engines -- Internal Combustion..................  0.6%
             Retail -- Convenience Store.....................  0.6%
             Semiconductors Components -- Integrated Circuits  0.6%
             Telecom Equipment -- Fiber Optics...............  0.6%
             Telecom Services................................  0.6%
             Diagnostic Kits.................................  0.5%
             Electric Products -- Misc.......................  0.5%
             Energy -- Alternate Sources.....................  0.5%
             Machinery -- Electrical.........................  0.5%
             Metal Processors & Fabrication..................  0.5%
             Printing -- Commercial..........................  0.5%
             Telephone -- Integrated.........................  0.5%
             Tobacco.........................................  0.5%
             Transport -- Services...........................  0.5%
             Advanced Materials..............................  0.4%
             Aerospace/Defense -- Equipment..................  0.4%
             Applications Software...........................  0.4%


                 Auction Houses/Art Dealers............... 0.4%
                 Building -- Heavy Construction........... 0.4%
                 Consumer Products -- Misc................ 0.4%
                 Electronic Measurement Instruments....... 0.4%
                 Food -- Misc............................. 0.4%
                 Instruments -- Controls.................. 0.4%
                 Insurance -- Reinsurance................. 0.4%
                 Investment Management/Advisor Services... 0.4%
                 Medical -- Hospitals..................... 0.4%
                 Music.................................... 0.4%
                 Office Automation & Equipment............ 0.4%
                 Registered Investment Companies.......... 0.4%
                 Retirement/Aged Care..................... 0.4%
                 Airlines................................. 0.3%
                 Cable TV................................. 0.3%
                 Chemicals -- Plastics.................... 0.3%
                 Coal..................................... 0.3%
                 Drug Delivery Systems.................... 0.3%
                 E-Commerce/Services...................... 0.3%
                 E-Services/Consulting.................... 0.3%
                 Electronic Components -- Misc............ 0.3%
                 Finance -- Credit Card................... 0.3%
                 Finance -- Mortgage Loan/Banker.......... 0.3%
                 Garden Products.......................... 0.3%
                 Hotels/Motels............................ 0.3%
                 Insurance -- Multi-line.................. 0.3%
                 Internet Content -- Information/News..... 0.3%
                 Mining................................... 0.3%
                 Networking Products...................... 0.3%
                 Oil Field Machinery & Equipment.......... 0.3%
                 Power Converter/Supply Equipment......... 0.3%
                 Respiratory Products..................... 0.3%
                 Seismic Data Collection.................. 0.3%
                 Transport -- Rail........................ 0.3%
                 Wire & Cable Products.................... 0.3%
                 Athletic Footwear........................ 0.2%
                 Banks -- Fiduciary....................... 0.2%
                 Batteries/Battery Systems................ 0.2%
                 Building & Construction Products -- Misc. 0.2%
                 Circuit Boards........................... 0.2%
                 Commercial Services -- Finance........... 0.2%
                 Communications Software.................. 0.2%
                 Decision Support Software................ 0.2%
                 E-Marketing/Info......................... 0.2%
                 Electronic Design Automation............. 0.2%
                 Financial Guarantee Insurance............ 0.2%
                 Food -- Retail........................... 0.2%
                 Industrial Gases......................... 0.2%
                 Internet Infrastructure Software......... 0.2%
                 Internet Telephone....................... 0.2%
                 Linen Supply & Related Items............. 0.2%
                 Machinery -- Farming..................... 0.2%
                 Machinery -- Pumps....................... 0.2%
                 Medical -- Generic Drugs................. 0.2%
                 Non-Hazardous Waste Disposal............. 0.2%
                 Publishing -- Books...................... 0.2%
                 Real Estate Operations & Development..... 0.2%
                 Research & Development................... 0.2%
                 Retail -- Bookstore...................... 0.2%
                 Retail -- Sporting Goods................. 0.2%
                 Rubber/Plastic Products.................. 0.2%
                 Schools.................................. 0.2%
                 Software Tools........................... 0.2%
                 Steel -- Specialty....................... 0.2%
                 Television............................... 0.2%
                 Transactional Software................... 0.2%
                 Transport -- Air Freight................. 0.2%
                 Agricultural Operations.................. 0.1%
                 Alternative Waste Technology............. 0.1%
                 Audio/Video Products..................... 0.1%

VALIC Company I Small Cap Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

               Auto Repair Centers........................   0.1%
               Broadcast Services/Program.................   0.1%
               Building & Construction -- Misc............   0.1%
               Building Products -- Wood..................   0.1%
               Building -- Maintenance & Services.........   0.1%
               Building -- MobileHome/Manufactured Housing   0.1%
               Capacitors.................................   0.1%
               Coffee.....................................   0.1%
               Computer Aided Design......................   0.1%
               Computers -- Memory Devices................   0.1%
               Computers -- Periphery Equipment...........   0.1%
               Computers -- Voice Recognition.............   0.1%
               Containers -- Paper/Plastic................   0.1%
               Diagnostic Equipment.......................   0.1%
               Entertainment Software.....................   0.1%
               Finance -- Leasing Companies...............   0.1%
               Food -- Canned.............................   0.1%
               Food -- Confectionery......................   0.1%
               Food -- Wholesale/Distribution.............   0.1%
               Industrial Automated/Robotic...............   0.1%
               Instruments -- Scientific..................   0.1%
               Insurance -- Life/Health...................   0.1%
               Internet Infrastructure Equipment..........   0.1%
               Intimate Apparel...........................   0.1%
               Lasers -- System/Components................   0.1%
               Leisure Products...........................   0.1%
               Machinery -- Material Handling.............   0.1%
               Medical Sterilization Products.............   0.1%
               Medical -- Outpatient/Home Medical.........   0.1%
               Metal Products -- Distribution.............   0.1%
               Metal -- Iron..............................   0.1%
               Miscellaneous Manufacturing................   0.1%
               Multimedia.................................   0.1%
               Office Furnishings -- Original.............   0.1%
               Oil Companies -- Integrated................   0.1%
               Pharmacy Services..........................   0.1%
               Precious Metals............................   0.1%
               Radio......................................   0.1%
               Recycling..................................   0.1%
               Rental Auto/Equipment......................   0.1%
               Resorts/Theme Parks........................   0.1%
               Retail -- Computer Equipment...............   0.1%
               Retail -- Drug Store.......................   0.1%
               Retail -- Home Furnishings.................   0.1%
               Retail -- Jewelry..........................   0.1%
               Retail -- Leisure Products.................   0.1%
               Sugar......................................   0.1%
               Textile -- Apparel.........................   0.1%
               Tools -- Hand Held.........................   0.1%
               Toys.......................................   0.1%
               Transport -- Marine........................   0.1%
               Veterinary Products........................   0.1%
               Water......................................   0.1%
               Web Portals/ISP............................   0.1%
                                                           -----
                                                           125.1%
                                                           =====

*  Calculated as a percentage of net assets.

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                           Value
                    Security Description          Shares  (Note 3)
            -------------------------------------------------------
            COMMON STOCK -- 98.2%
            Advanced Materials -- 0.4%
              Ceradyne, Inc.+#................... 32,300 $1,706,086
              Core Molding Technologies, Inc..... 35,700    380,562
                                                         ----------
                                                          2,086,648
                                                         ----------
            Aerospace/Defense -- 0.8%
              Armor Holdings, Inc.+.............. 23,100  1,306,305
              Teledyne Technologies, Inc.+....... 66,382  2,668,556
              TransDigm Group, Inc...............  6,100    148,962
              United Industrial Corp............. 13,630    666,371
                                                         ----------
                                                          4,790,194
                                                         ----------
            Aerospace/Defense-Equipment -- 0.4%
              ARGON ST, Inc.+.................... 11,800    267,506
              Moog, Inc., Class A+............... 22,600    826,708
              Orbital Sciences Corp.+............ 54,400    985,728
                                                         ----------
                                                          2,079,942
                                                         ----------
            Agricultural Operations -- 0.1%
              Delta & Pine Land Co............... 13,430    544,586
                                                         ----------
            Airlines -- 0.3%
              AirTran Holdings, Inc.+............ 11,900    147,917
              ExpressJet Holdings, Inc.+......... 42,300    334,170
              Frontier Airlines Holdings, Inc.... 29,515    242,023
              Mesa Air Group, Inc.+.............. 11,777     96,218
              Midwest Air Group, Inc............. 46,600    385,848
              Skywest, Inc....................... 22,687    572,620
                                                         ----------
                                                          1,778,796
                                                         ----------
            Alternative Waste Technology -- 0.1%
              Darling International, Inc.+....... 61,900    282,264
              Synagro Technologies, Inc.......... 52,700    238,731
                                                         ----------
                                                            520,995
                                                         ----------
            Apparel Manufacturers -- 1.4%
              Gymboree Corp.+.................... 69,956  2,784,249
              Hartmarx Corp.+.................... 37,600    247,408
              Kellwood Co........................ 42,357  1,323,656
              Maidenform Brands, Inc.+........... 30,654    586,105
              Mothers Work, Inc.................. 24,022    985,382
              Phillips-Van Heusen Corp........... 35,500  1,751,215
                                                         ----------
                                                          7,678,015
                                                         ----------
            Applications Software -- 0.4%
              Actuate Corp.+..................... 56,600    306,206
              Keane, Inc.+....................... 24,400    302,560
              PDF Solutions, Inc.+............... 32,300    475,133
              Progress Software Corp.+........... 19,167    519,617
              Quest Software, Inc.+.............. 35,000    500,850
              Red Hat, Inc.+..................... 17,000    295,800
                                                         ----------
                                                          2,400,166
                                                         ----------
            Athletic Equipment -- 0.0%
              Cybex International, Inc........... 37,100    240,408
                                                         ----------
            Athletic Footwear -- 0.2%
              K-Swiss, Inc., Class A............. 29,800    989,658
                                                         ----------
            Auction Houses/Art Dealers -- 0.4%
              Ritchie Bros. Auctioneers, Inc..... 13,700    740,896
              Sotheby's Holdings, Inc., Class A#. 40,500  1,259,145
                                                         ----------
                                                          2,000,041
                                                         ----------
            Audio/Video Products -- 0.1%
              DTS, Inc.+......................... 13,300    331,170
              Universal Electronics, Inc.+....... 13,400    281,400
                                                         ----------
                                                            612,570
                                                         ----------

                                                                Value
                    Security Description              Shares   (Note 3)
        Auto Repair Center -- 0.1%
          Monro Muffler Brake, Inc.+.................  20,100 $  749,730
                                                              ----------
        Auto/Truck Parts & Equipment-Original -- 0.8%
          Accuride Corp.+............................  59,836    673,753
          ArvinMeritor, Inc.#........................ 143,257  2,479,779
          Keystone Automotive Industries, Inc.+......  11,000    394,570
          Miller Industries, Inc.....................   7,300    163,009
          Strattec Security Corp.+...................   4,400    190,872
          TRW Automotive Holdings Corp.+.............  16,400    407,376
                                                              ----------
                                                               4,309,359
                                                              ----------
        Banks-Commercial -- 6.3%
          Arrow Financial Corp.......................   9,800    240,492
          Bancfirst Corp.............................   7,488    398,886
          Bancshares of Florida, Inc.................  12,100    252,648
          Bank of Granite Corp.#.....................  24,250    452,263
          Bank of Hawaii Corp........................  39,116  2,019,559
          Camden National Corp.......................   6,300    282,933
          Cardinal Financial Corp.+..................  23,000    228,850
          Cascade Bancorp............................  23,125    699,531
          Center Bancorp, Inc........................  15,400    246,400
          Center Financial Corp......................  10,659    239,081
          Chittenden Corp............................  43,050  1,294,944
          Citizens Banking Corp.#....................  54,200  1,454,728
          City Bank..................................   2,460    131,561
          City Holding Co............................   8,306    328,087
          City National Corp.........................  18,860  1,279,085
          Columbia Bancorp...........................  10,300    260,281
          Commerce Bancshares, Inc...................  14,402    699,793
          Community Bancorp Nevada+..................   8,200    249,198
          Community Bank Systems, Inc.#..............  16,900    406,276
          Community Trust Bancorp, Inc...............     550     22,226
          Corus Bankshares, Inc.#.................... 161,523  3,619,730
          Cullen/Frost Bankers, Inc..................   9,404    512,518
          Dearborn Bancorp, Inc......................  10,400    220,376
          Financial Institutions, Inc................  17,195    401,331
          First BanCorp..............................  87,600    877,752
          First Citizens BancShares, Inc. Class A....   1,787    356,596
          First Community Bancorp....................  23,300  1,258,433
          First Regional Bancorp+....................  19,474    655,495
          Fremont General Corp.#.....................  73,300  1,246,833
          Frontier Financial Corp....................  15,750    473,130
          GB&T Bancshares, Inc.......................  11,900    260,729
          Glacier Bancorp, Inc.......................  23,914    849,904
          Greene County Bancshares, Inc..............   7,000    269,780
          Heritage Commerce Corp.+...................  10,800    279,936
          Integra Bank Corp..........................   1,509     42,026
          Intervest Bancshares Corp..................  13,890    484,483
          Lakeland Financial Corp....................  10,200    254,082
          Mercantile Bank Corp.......................   5,098    194,948
          Nara BanCorp., Inc.........................  14,200    287,976
          Pacific Capital Bancorp....................  44,565  1,452,373
          Peoples Bancorp, Inc.......................   6,000    171,240
          Pinnacle Financial Partners, Inc.+.........  15,000    491,400
          Placer Sierra Bancshares...................  18,900    441,126
          Preferred Bank Los Angeles California......   6,570    374,293
          Prosperity Bancshares, Inc.................  23,800    807,058
          Provident Bankshares Corp..................  19,200    707,904
          R-G Financial Corp., Class B...............  29,900    222,157
          Sandy Spring Bancorp, Inc..................  15,400    579,502
          SCBT Financial Corp........................   6,700    270,881
          Seacoast Banking Corp. of Florida..........  11,600    278,400
          Sierra Bancorp.............................   7,800    240,006
          Signature Bank+............................  13,900    447,024
          Southside Bancshares, Inc..................   9,600    248,544
          Superior Bancorp...........................  21,800    236,530

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Banks-Commercial (continued)
     Texas Capital Bancshares, Inc.+.....................  19,600 $   382,200
     Trustmark Corp......................................   6,000     195,720
     UAP Holding Corp....................................  12,600     378,252
     UCBH Holdings, Inc.#................................  34,900     588,414
     United Community Banks, Inc.........................   3,100     103,323
     United Security Bancshares..........................  10,400     258,856
     Valley National Bancorp.............................  33,689     874,566
     Virginia Commerce Bancorp, Inc.+#...................  15,900     309,096
     Westamerica Bancorp.................................  25,500   1,263,015
     Whitney Holding Corp................................   6,358     204,918
     Wilshire Bancorp, Inc.#.............................  30,100     575,211
     Wintrust Financial Corp.............................   4,600     219,052
                                                                  -----------
                                                                   36,053,941
                                                                  -----------
   Banks-Fiduciary -- 0.2%
     Boston Private Financial Holdings, Inc..............  17,300     469,695
     Investors Financial Services Corp...................  17,400     691,998
                                                                  -----------
                                                                    1,161,693
                                                                  -----------
   Batteries/Battery Systems -- 0.2%
     Greatbatch, Inc.#...................................  42,400   1,102,824
     Ultralife Batteries, Inc.+..........................  24,500     252,105
                                                                  -----------
                                                                    1,354,929
                                                                  -----------
   Beverages-Non-alcoholic -- 0.0%
     Coca-Cola Bottling Co...............................     895      56,501
                                                                  -----------
   Broadcast Services/Program -- 0.1%
     DG Fastchannel, Inc.................................  23,700     272,313
                                                                  -----------
   Building & Construction Products-Misc. -- 0.2%
     Advanced Environmental Recycling Technologies, Inc.. 109,600     210,432
     Interline Brands, Inc.+.............................  26,500     644,480
     International Aluminum Corp.........................   6,700     303,510
     Trex Co., Inc.+.....................................   2,900      65,685
                                                                  -----------
                                                                    1,224,107
                                                                  -----------
   Building & Construction-Misc. -- 0.1%
     Insituform Technologies, Inc., Class A+.............  16,100     414,092
                                                                  -----------
   Building Products-Wood -- 0.1%
     Universal Forest Products, Inc......................   7,385     344,436
                                                                  -----------
   Building-Heavy Construction -- 0.4%
     Chicago Bridge & Iron Co. NV........................  41,457   1,201,424
     Granite Construction, Inc...........................  19,953   1,029,575
     Sterling Construction Co., Inc......................  12,600     303,030
                                                                  -----------
                                                                    2,534,029
                                                                  -----------
   Building-Maintance & Services -- 0.1%
     Home Solutions of America, Inc......................  46,200     272,118
                                                                  -----------

   Building-MobileHome/Manufactured Housing -- 0.1%
     Cavco Industries, Inc...............................   8,100     287,550
     Skyline Corp........................................   6,500     272,285
     Winnebago Industries, Inc...........................   2,200      76,560
                                                                  -----------
                                                                      636,395
                                                                  -----------
   Building-Residential/Commercial -- 0.6%
     Amrep Corp.#........................................  25,631   2,247,326
     NVR, Inc.+..........................................   1,571     934,745
                                                                  -----------
                                                                    3,182,071
                                                                  -----------
   Cable TV -- 0.3%
     LodgeNet Entertainment Corp.+.......................  82,969   1,962,217
                                                                  -----------
   Capacitors -- 0.1%
     KEMET Corp.+........................................  37,300     274,155
                                                                  -----------

                                                             Value
                   Security Description            Shares   (Note 3)
          Chemicals-Diversified -- 1.1%
            Celanese Corp.........................  90,313 $1,986,886
            Georgia Gulf Corp.....................  27,987    570,095
            Olin Corp.............................  66,800  1,117,564
            Pioneer Cos, Inc.+....................  40,767  1,101,117
            Westlake Chemical Corp................  47,667  1,561,094
                                                           ----------
                                                            6,336,756
                                                           ----------
          Chemicals-Plastics -- 0.3%
            Landec Corp...........................  23,100    221,298
            PolyOne Corp.+........................  68,900    529,152
            Spartech Corp.........................  31,680    947,866
                                                           ----------
                                                            1,698,316
                                                           ----------
          Chemicals-Specialty -- 1.3%
            Arch Chemicals, Inc...................  24,700    812,630
            Ferro Corp............................  21,000    438,060
            ICO, Inc.+............................  37,800    233,226
            MacDermid, Inc........................  20,200    659,530
            Minerals Technologies, Inc............  12,100    687,764
            OM Group, Inc.+.......................  57,105  2,686,790
            Sensient Technologies Corp............  74,909  1,785,082
            Symyx Technologies+...................  13,200    288,552
                                                           ----------
                                                            7,591,634
                                                           ----------
          Circuit Boards -- 0.2%
            Merix Corp.+..........................  20,919    193,082
            TTM Technologies, Inc.+...............  72,480    913,973
                                                           ----------
                                                            1,107,055
                                                           ----------
          Coal -- 0.3%
            Foundation Coal Holdings, Inc.........  20,100    745,911
            Massey Energy Co......................  24,145    664,470
                                                           ----------
                                                            1,410,381
                                                           ----------
          Coffee -- 0.1%
            Green Mountain Coffee Roasters, Inc.+.   6,800    334,560
                                                           ----------
          Commerce -- 0.0%
            Arbinet-thexchange, Inc.+.............   8,548     50,690
                                                           ----------
          Commercial Services -- 0.9%
            Convergys Corp.+......................  67,075  1,617,849
            CPI Corp..............................  23,223    966,541
            HMS Holdings Corp.....................  20,100    278,385
            PeopleSupport, Inc.+#.................  44,465    986,234
            Standard Parking Corp.................   5,575    210,846
            TeleTech Holdings, Inc.+..............  28,400    641,272
            Vertrue, Inc.+........................  14,025    537,298
                                                           ----------
                                                            5,238,425
                                                           ----------
          Commercial Services-Finance -- 0.2%
            Bankrate, Inc.+.......................  13,900    507,350
            Heartland Payment Systems, Inc........   7,400    210,160
            Rewards Network, Inc.................. 118,623    664,289
                                                           ----------
                                                            1,381,799
                                                           ----------
          Communications Software -- 0.2%
            Captaris, Inc.........................  48,954    357,364
            MetaSolv, Inc.........................  83,300    338,198
            SeaChange International, Inc.+........  28,300    243,946
                                                           ----------
                                                              939,508
                                                           ----------
          Computer Aided Design -- 0.1%
            Aspen Technology, Inc.+...............  39,226    382,454
                                                           ----------
          Computer Services -- 1.1%
            CACI International, Inc., Class A+....  15,100    903,584
            CIBER, Inc.+#.........................  28,100    195,014

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description            Shares   (Note 3)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Computer Services (continued)
            COMSYS IT Partners, Inc.+..............   2,506 $   46,135
            FactSet Research Systems, Inc..........  23,600  1,247,968
            Perot Systems Corp., Class A+..........  85,700  1,347,204
            Sykes Enterprises, Inc.+...............  99,761  1,718,882
            Tyler Technologies, Inc.+..............  69,900  1,010,055
                                                            ----------
                                                             6,468,842
                                                            ----------
          Computers-Integrated Systems -- 1.4%
            3D Systems Corp.+......................  12,800    183,936
            Agilysys, Inc..........................  53,582    820,876
            Brocade Communications Systems, Inc.+#. 287,124  2,655,897
            Catapult Communications Corp.+.........  13,100    113,446
            Cray, Inc..............................  51,235    582,030
            Integral Systems, Inc.#................  19,600    472,164
            Jack Henry & Assoc., Inc...............  65,000  1,422,200
            Kronos, Inc.+..........................  21,150    745,749
            MTS Systems Corp.......................  19,100    732,294
            National Instruments Corp..............  12,000    348,960
                                                            ----------
                                                             8,077,552
                                                            ----------
          Computers-Memory Devices -- 0.1%
            Datalink Corp..........................  26,000    211,120
            Imation Corp...........................   1,477     68,400
            LaserCard Corp.........................  19,300    235,074
            Xyratex, Ltd...........................  10,700    236,149
                                                            ----------
                                                               750,743
                                                            ----------
          Computers-Periphery Equipment -- 0.1%
            Synaptics, Inc.+.......................  10,500    301,035
                                                            ----------
          Computers-Voice Recognition -- 0.1%
            Intervoice, Inc.+......................  39,600    265,716
                                                            ----------
          Consulting Services -- 0.6%
            Forrester Research, Inc.+..............  25,700    722,684
            LECG Corp.+............................  27,400    501,146
            MAXIMUS, Inc...........................  16,500    482,790
            Watson Wyatt Worldwide, Inc., Class A..  35,345  1,640,008
                                                            ----------
                                                             3,346,628
                                                            ----------
          Consumer Products-Misc. -- 0.4%
            Blyth, Inc.............................  47,348  1,203,586
            Jarden Corp.+..........................  16,500    610,170
            Russ Berrie and Co., Inc...............  16,600    266,430
                                                            ----------
                                                             2,080,186
                                                            ----------
          Containers-Paper/Plastic -- 0.1%
            AEP Industries, Inc.#..................   9,000    463,230
            Chesapeake Corp........................  16,300    265,364
                                                            ----------
                                                               728,594
                                                            ----------
          Cosmetics & Toiletries -- 0.0%
            Bare Escentuals, Inc.+.................   4,100    122,549
                                                            ----------
          Data Processing/Management -- 0.7%
            Acxiom Corp............................  94,109  2,345,196
            CSG Systems International, Inc.+.......  21,170    587,044
            Dun & Bradstreet Corp.+................   1,508    123,988
            Global Payments, Inc...................  25,200  1,154,160
                                                            ----------
                                                             4,210,388
                                                            ----------
          Decision Support Software -- 0.2%
            Interactive Intelligence, Inc..........  25,150    440,628
            SPSS, Inc.+............................  12,400    349,804
            Wind River Systems, Inc.+..............  41,400    443,394
                                                            ----------
                                                             1,233,826
                                                            ----------

                                                                 Value
                    Security Description                Shares  (Note 3)

     ---------------------------------------------------------------------
     Diagnostic Equipment -- 0.1%
       Cholestech Corp................................. 20,500 $   376,790
       Home Diagnostics, Inc...........................  5,800      67,860
       Neurometrix, Inc.+.............................. 12,900     235,425
                                                               -----------
                                                                   680,075
                                                               -----------
     Diagnostic Kits -- 0.5%
       Dade Behring Holdings, Inc...................... 49,630   1,878,992
       Idexx Laboratories, Inc......................... 12,485   1,056,855
                                                               -----------
                                                                 2,935,847
                                                               -----------
     Direct Marketing -- 0.0%
       FTD Group, Inc.+................................  5,077      88,949
       Sitel Corp...................................... 28,100     116,053
                                                               -----------
                                                                   205,002
                                                               -----------
     Distribution/Wholesale -- 1.2%
       Bell Microproducts, Inc.+....................... 45,000     309,600
       BlueLinx Holdings, Inc.......................... 30,355     328,138
       Building Materials Holding Corp................. 49,378   1,216,674
       Handleman Co....................................  5,671      44,744
       Navarre Corp.+.................................. 62,000     296,980
       NuCo2, Inc.+.................................... 20,800     519,376
       Pool Corp....................................... 17,011     696,941
       Scansource, Inc.+............................... 12,900     393,708
       Tech Data Corp.+................................ 52,693   2,203,621
       WESCO International, Inc.+...................... 14,929     998,750
                                                               -----------
                                                                 7,008,532
                                                               -----------
     Diversified Manufactured Operations -- 2.2%
       A.O. Smith Corp................................. 65,080   2,329,213
       Actuant Corp., Class A+......................... 45,600   2,465,136
       Ameron International Corp.......................  4,100     308,361
       AZZ, Inc........................................  3,694     157,438
       Barnes Group, Inc.#............................. 51,000   1,068,450
       Crane Co........................................ 29,670   1,130,427
       ESCO Technologies, Inc.+........................ 13,400     593,620
       GenTek, Inc.....................................  9,100     298,753
       Harsco Corp..................................... 20,300   1,584,009
       Matthews International Corp., Class A........... 28,700   1,152,305
       Teleflex, Inc................................... 22,547   1,457,213
                                                               -----------
                                                                12,544,925
                                                               -----------
     Diversified Operations/Commerical Services -- 0.6%
       Viad Corp....................................... 15,385     604,784
       Volt Information Sciences, Inc.+................ 56,085   2,616,926
                                                               -----------
                                                                 3,221,710
                                                               -----------
     Drug Delivery Systems -- 0.3%
       Alkermes, Inc.+#................................ 48,000     728,640
       Bentley Pharmaceuticals, Inc.+.................. 20,800     191,152
       Nastech Pharmaceutical Co., Inc.+............... 16,400     305,696
       Noven Pharmaceuticals, Inc.+.................... 22,800     540,588
                                                               -----------
                                                                 1,766,076
                                                               -----------
     E-Commerce/Products -- 0.0%
       drugstore.com, Inc.+............................ 72,400     243,988
                                                               -----------
     E-Commerce/Services -- 0.3%
       Napster, Inc.................................... 57,500     215,625
       Priceline.com, Inc.+............................ 42,584   1,681,642
                                                               -----------
                                                                 1,897,267
                                                               -----------
     E-Marketing/Info -- 0.2%
       24/7 Real Media, Inc............................ 46,200     402,864
       Digital River, Inc.+............................ 10,500     618,555
       Digitas, Inc.+.................................. 29,800     322,436
                                                               -----------
                                                                 1,343,855
                                                               -----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      E-Services/Consulting -- 0.3%
        Access Integrated Technologies, Inc., Class A.  24,500 $   219,275
        Digital Insight Corp.+........................  14,300     545,688
        RightNow Technologies, Inc.+..................  29,700     491,238
        Websense, Inc.+...............................  19,000     485,450
        WebSideStory, Inc.+...........................   6,300      74,466
                                                               -----------
                                                                 1,816,117
                                                               -----------
      Electric Products-Misc. -- 0.5%
        GrafTech International, Ltd.+.................  63,500     428,625
        Graham Corp...................................  14,300     194,480
        Lamson & Sessions Co..........................  27,420     589,530
        Littelfuse, Inc.+.............................  46,530   1,455,458
                                                               -----------
                                                                 2,668,093
                                                               -----------
      Electric-Integrated -- 0.8%
        Black Hills Corp..............................   9,200     328,532
        Cleco Corp....................................  67,100   1,719,773
        El Paso Electric Co.+.........................  14,100     350,244
        Empire District Electric Co...................  17,100     411,084
        Pike Electric Corp............................  12,600     197,694
        Unisource Energy Corp.........................  39,329   1,444,554
                                                               -----------
                                                                 4,451,881
                                                               -----------
      Electronic Components-Misc. -- 0.3%
        AVX Corp......................................  11,185     173,815
        Methode Electronics, Inc......................  22,100     247,741
        Pemstar, Inc..................................  84,362     318,888
        Planar Systems, Inc...........................  41,449     415,319
        Plexus Corp.+.................................  26,384     637,174
                                                               -----------
                                                                 1,792,937
                                                               -----------
      Electronic Components-Semiconductors -- 2.1%
        Advanced Analogic Technologies, Inc...........  33,200     183,928
        AMIS Holdings, Inc.+..........................  16,200     174,960
        Amkor Technology, Inc.+.......................  87,552     894,781
        Conexant Systems, Inc.+....................... 295,000     643,100
        Kopin Corp.+..................................   4,620      16,724
        Lattice Semiconductor Corp.+..................  52,400     355,796
        Leadis Technology, Inc.+......................  56,800     250,488
        Microsemi Corp.+..............................   4,100      84,665
        Microtune, Inc.+..............................  51,100     234,549
        MIPS Technologies, Inc.+......................  37,000     316,350
        OmniVision Technologies, Inc.+#...............  50,400     821,016
        ON Semiconductor Corp.+#...................... 466,281   3,002,850
        Pixelworks, Inc.+.............................  85,000     211,650
        Semtech Corp.+................................ 138,200   1,813,184
        Silicon Image, Inc.+.......................... 113,400   1,425,438
        Silicon Laboratories, Inc.+...................  18,300     589,626
        Virage Logic Corp.+...........................   8,600      77,572
        Zarlink Semiconductor, Inc....................  52,100     103,679
        Zoran Corp.+..................................  50,639     755,028
                                                               -----------
                                                                11,955,384
                                                               -----------
      Electronic Design Automation -- 0.2%
        Ansoft Corp.+.................................  20,938     578,727
        Mentor Graphics Corp.+........................   9,097     153,830
        Synplicity, Inc...............................  39,400     267,920
                                                               -----------
                                                                 1,000,477
                                                               -----------
      Electronic Forms -- 0.0%
        DucoCorp, Inc.................................   4,685      34,810
                                                               -----------
      Electronic Measurement Instruments -- 0.4%
        Analogic Corp.................................  10,000     529,000
        Axsys Technologies, Inc.......................  14,600     247,470
        CyberOptics Corp..............................  18,900     242,298
        FARO Technologies, Inc.+......................  13,200     292,776

                                                                Value
                    Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       Electronic Measurement Instruments (continued)
         Keithley Instruments, Inc...................  19,700 $  247,826
         Molecular Devices Corp.+....................  24,700    521,417
         Orbotech, Ltd...............................  15,200    388,360
         Zygo Corp.+.................................   1,444     23,783
                                                              ----------
                                                               2,492,930
                                                              ----------
       Electronic Parts Distribution -- 0.0%
         Nu Horizons Electronics Corp................  19,800    223,146
                                                              ----------
       Energy-Alternate Sources -- 0.5%
         Covanta Holding Corp.+......................  99,072  2,187,510
         Headwaters, Inc.+#..........................  20,800    497,536
         MGP Ingredients, Inc........................  11,800    257,358
                                                              ----------
                                                               2,942,404
                                                              ----------
       Engineering/R&D Services -- 1.0%
         EMCOR Group, Inc.+..........................  45,058  2,688,611
         Foster Wheeler, Ltd.+.......................   1,005     54,270
         McDermott International, Inc................  57,326  2,985,538
                                                              ----------
                                                               5,728,419
                                                              ----------
       Engines-Internal Combustion -- 0.6%
         Cummins, Inc................................  28,923  3,468,446
                                                              ----------
       Enterprise Software/Service -- 0.9%
         American Software, Inc......................  37,400    307,054
         Hyperion Solutions Corp.+...................  17,350    637,786
         MicroStrategy, Inc., Class A+...............  14,384  1,704,072
         Neoware, Inc................................  10,600    118,402
         Opnet Technologies, Inc.....................  19,300    311,309
         Packeteer, Inc.+............................  10,800    128,196
         Sybase, Inc.+...............................  69,536  1,664,692
         SYNNEX Corp.+...............................   7,907    179,568
                                                              ----------
                                                               5,051,079
                                                              ----------
       Entertainment Software -- 0.1%
         THQ, Inc.+..................................  19,900    647,745
                                                              ----------
       Finance-Consumer Loans -- 0.7%
         ASTA Funding, Inc.#.........................  28,300    931,636
         Ocwen Financial Corp.#...................... 173,101  2,605,170
         World Acceptance Corp.+.....................  11,589    526,025
                                                              ----------
                                                               4,062,831
                                                              ----------
       Finance-Credit Card -- 0.3%
         Advanta Corp., Class B......................  31,314  1,428,545
                                                              ----------
       Finance-Investment Banker/Broker -- 0.7%
         Knight Capital Group, Inc., Class A+........  79,500  1,399,995
         Penson Worldwide, Inc.......................  22,843    512,825
         Piper Jaffray Cos., Inc.+...................  16,700  1,086,669
         SWS Group, Inc..............................  29,061    940,705
                                                              ----------
                                                               3,940,194
                                                              ----------
       Finance-Leasing Companies -- 0.1%
         Financial Federal Corp.#....................  14,700    407,190
         Marlin Business Services, Inc.+.............  12,000    260,160
                                                              ----------
                                                                 667,350
                                                              ----------
       Finance-Mortgage Loan/Banker -- 0.3%
         Delta Financial Corp........................   8,713     82,338
         Federal Agricultural Mtg. Corp., Class C....   9,600    250,464
         IndyMac Bancorp, Inc........................  34,772  1,597,773
                                                              ----------
                                                               1,930,575
                                                              ----------
       Finance-Other Services -- 0.0%
         MarketAxess Holdings, Inc.+.................  17,800    256,320
                                                              ----------
       Financial Guarantee Insurance -- 0.2%
         Assured Guaranty, Ltd.......................  41,400  1,070,190
                                                              ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Food-Canned -- 0.1%
            Seneca Foods Corp., Class A...........   7,800 $  194,610
            Seneca Foods Corp., Class B...........   2,700     70,335
                                                           ----------
                                                              264,945
                                                           ----------
          Food-Confectionery -- 0.1%
            Tootsie Roll Industries, Inc.#........  23,200    752,840
                                                           ----------
          Food-Misc. -- 0.4%
            M&F Worldwide Corp.+..................  40,049    657,204
            Seaboard Corp.........................     986  1,654,508
                                                           ----------
                                                            2,311,712
                                                           ----------
          Food-Retail -- 0.2%
            Wild Oats Markets, Inc.+#.............  88,100  1,333,834
                                                           ----------
          Food-Wholesale/Distribution -- 0.1%
            Spartan Stores, Inc.+.................  31,934    671,572
                                                           ----------
          Footwear & Related Apparel -- 0.0%
            Deckers Outdoor Corp.+................     812     45,310
                                                           ----------
          Garden Products -- 0.3%
            Toro Co...............................  39,000  1,751,100
                                                           ----------
          Gas-Distribution -- 1.4%
            Energen Corp..........................  72,366  3,282,522
            EnergySouth, Inc......................   7,400    282,384
            New Jersey Resources Corp.............   6,282    325,093
            Northwest Natural Gas Co..............  14,400    593,856
            SEMCO Energy, Inc.....................  33,600    208,656
            Southwest Gas Corp....................  27,400  1,028,596
            UGI Corp..............................  77,900  2,195,222
                                                           ----------
                                                            7,916,329
                                                           ----------
          Health Care Cost Containment -- 0.0%
            Healthspring, Inc.....................   6,550    126,481
                                                           ----------
          Home Furnishings -- 0.8%
            American Woodmark Corp.#..............  56,555  2,205,079
            Ethan Allen Interiors, Inc.#..........  27,900    989,892
            Furniture Brands International, Inc.#.  66,800  1,150,296
                                                           ----------
                                                            4,345,267
                                                           ----------
          Hospital Beds/Equipment -- 0.0%
            Kinetic Concepts, Inc.+...............   1,192     43,270
                                                           ----------
          Hotels/Motels -- 0.3%
            Interstate Hotels & Resorts, Inc...... 158,170  1,235,308
            Lodgian, Inc.+........................  28,500    408,975
                                                           ----------
                                                            1,644,283
                                                           ----------
          Human Resources -- 0.8%
            Barrett Business Services, Inc........  10,800    259,200
            Kforce, Inc.+.........................  26,800    356,708
            Korn/Ferry International+#............  49,200  1,146,852
            Labor Ready, Inc.+....................  20,000    378,400
            MPS Group, Inc.+......................  50,000    749,500
            On Assignment, Inc....................  26,200    286,104
            Resources Connection, Inc.+...........  32,100    931,863
            Spherion Corp.+.......................  49,100    353,520
                                                           ----------
                                                            4,462,147
                                                           ----------
          Identification Systems -- 0.0%
            Cogent, Inc.+.........................  10,300    116,699
                                                           ----------
          Industrial Automated/Robotic -- 0.1%
            Gerber Scientific, Inc................  16,900    233,896
            Intermec, Inc.........................   7,000    177,450
                                                           ----------
                                                              411,346
                                                           ----------
          Industrial Gases -- 0.2%
            Airgas, Inc...........................  29,800  1,267,990
                                                           ----------

                                                              Value
                   Security Description             Shares   (Note 3)

        ---------------------------------------------------------------
        Instruments-Controls -- 0.4%
          Mettler Toledo International, Inc.+......  29,330 $ 2,270,729
          Woodward Governor Co.....................   6,200     236,778
                                                            -----------
                                                              2,507,507
                                                            -----------
        Instruments-Scientific -- 0.1%
          FEI Co.+.................................  18,500     449,735
                                                            -----------
        Insurance-Life/Health -- 0.1%
          Protective Life Corp.....................  16,249     767,278
                                                            -----------
        Insurance-Multi-line -- 0.3%
          American Financial Group, Inc............  27,652   1,443,711
          HCC Insurance Holdings, Inc..............  13,714     414,026
                                                            -----------
                                                              1,857,737
                                                            -----------
        Insurance-Property/Casualty -- 2.4%
          21st Century Holding Co..................  13,700     361,406
          American Physicians Capital, Inc.+.......  38,700   1,544,904
          American Safety Insurance Holdings, Ltd..   4,449      82,529
          Argonaut Group, Inc.+....................   4,150     140,602
          Bristol West Holdings, Inc...............  31,200     483,288
          First Mercury Financial Corp.............   2,900      61,161
          FPIC Insurance Group, Inc.+..............   3,482     134,927
          Harleysville Group, Inc..................   2,117      75,281
          Infinity Property & Casualty Corp........  20,700     934,605
          James River Group, Inc...................   1,363      45,797
          LandAmerica Financial Group, Inc.........  23,119   1,412,802
          Markel Corp.+............................   2,400   1,074,600
          Meadowbrook Insurance Group, Inc.........  22,200     216,450
          Mercer Insurance Group Inc...............   9,700     196,037
          Ohio Casualty Corp.#..................... 112,700   3,291,967
          Philadelphia Consolidated Holding Corp.+.  18,607     828,942
          Safety Insurance Group, Inc..............  15,513     812,571
          Selective Insurance Group, Inc.#.........  26,641   1,479,108
          Specialty Underwriters' Alliance, Inc....  29,800     309,324
                                                            -----------
                                                             13,486,301
                                                            -----------
        Insurance-Reinsurance -- 0.4%
          Aspen Insurance Holdings, Ltd............  27,600     743,820
          Endurance Specialty Holdings, Ltd........  39,316   1,475,529
                                                            -----------
                                                              2,219,349
                                                            -----------
        Internet Application Software -- 1.0%
          Art Technology Group, Inc.+..............  59,800     141,128
          Motive, Inc.+............................  31,900     100,804
          RealNetworks, Inc.+#..................... 327,329   3,764,283
          Stellent, Inc.+..........................  23,200     311,808
          Vignette Corp.+..........................  90,200   1,518,066
                                                            -----------
                                                              5,836,089
                                                            -----------
        Internet Connectivity Services -- 0.0%
          PC-Tel, Inc..............................  23,900     231,352
                                                            -----------
        Internet Content-Information/News -- 0.3%
          CNET Networks, Inc.+.....................  64,700     586,182
          Harris Interactive, Inc.+................  62,800     300,812
          TheStreet.com, Inc.......................  78,570     768,415
                                                            -----------
                                                              1,655,409
                                                            -----------
        Internet Financial Services -- 0.0%
          Online Resources Corp.+..................  20,300     216,195
                                                            -----------
        Internet Infrastructure Equipment -- 0.1%
          Network Engines, Inc..................... 128,600     302,210
                                                            -----------
        Internet Infrastructure Software -- 0.2%
          Imergent, Inc............................  17,800     409,222
          TIBCO Software, Inc.+....................  73,600     685,216
                                                            -----------
                                                              1,094,438
                                                            -----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Internet Telephone -- 0.2%
         iBasis, Inc.................................   5,080 $   41,148
         j2 Global Communications, Inc.+#............  34,800    971,964
                                                              ----------
                                                               1,013,112
                                                              ----------
       Intimate Apparel -- 0.1%
         The Warnaco Group, Inc.+....................  16,700    432,864
                                                              ----------
       Investment Management/Advisor Services -- 0.4%
         Affiliated Managers Group, Inc.+............  11,900  1,215,109
         Calamos Asset Management, Inc., Class A.....  11,786    323,879
         National Financial Partners Corp............   6,300    285,516
         U.S. Global Investors, Inc..................  10,100    508,636
                                                              ----------
                                                               2,333,140
                                                              ----------
       Lasers-System/Components -- 0.1%
         Cymer, Inc.+................................  17,200    812,700
                                                              ----------
       Leisure Products -- 0.1%
         Brunswick Corp..............................  18,100    585,897
                                                              ----------
       Linen Supply & Related Items -- 0.2%
         Angelica Corp...............................  16,300    356,970
         G&K Services, Inc., Class A.................  20,800    823,472
                                                              ----------
                                                               1,180,442
                                                              ----------
       Machine Tools & Related Products -- 0.0%
         K-Tron International, Inc...................   2,400    160,680
                                                              ----------
       Machinery-Electrical -- 0.5%
         Baldor Electric Co..........................  39,000  1,354,860
         Regal-Beloit Corp...........................  33,300  1,702,629
                                                              ----------
                                                               3,057,489
                                                              ----------
       Machinery-Farming -- 0.2%
         Lindsay Manufacturing Co.#..................  30,900  1,064,505
                                                              ----------
       Machinery-General Industrial -- 1.1%
         Applied Industrial Technologies, Inc........  52,150  1,484,189
         DXP Enterprises, Inc........................  10,700    308,909
         Flow International Corp.#................... 105,716  1,172,390
         Gardner Denver, Inc.+.......................  27,669  1,058,063
         IDEX Corp...................................   9,400    450,730
         Intevac, Inc.+..............................   6,741    183,962
         Kadant, Inc.+...............................  10,100    238,764
         Middleby Corp.+.............................   1,948    197,722
         Twin Disc, Inc..............................   7,600    268,204
         Wabtec Corp.................................  19,900    653,715
                                                              ----------
                                                               6,016,648
                                                              ----------
       Machinery-Material Handling -- 0.1%
         Cascade Corp................................   8,900    466,360
                                                              ----------
       Machinery-Pumps -- 0.2%
         Graco, Inc..................................  21,400    893,878
                                                              ----------
       Medical Instruments -- 0.7%
         Bovie Medical Corp..........................  32,900    243,460
         Bruker BioSciences Corp.+...................  12,929     99,941
         DJ Orthopedics, Inc.+.......................  13,400    569,768
         Edwards Lifesciences Corp.+.................  21,123    968,279
         Natus Medical, Inc..........................  18,100    294,306
         NuVasive, Inc.+.............................  12,000    276,000
         OrthoLogic Corp............................. 192,300    261,528
         Spectranetics Corp..........................  21,400    233,260
         Stereotaxis, Inc.+..........................  14,000    138,740
         Synergetics USA, Inc........................  31,361    121,994
         Thoratec Corp.+.............................  31,100    458,103
         ZEVEX International, Inc....................  27,300    232,869
                                                              ----------
                                                               3,898,248
                                                              ----------

                                                             Value
                   Security Description            Shares   (Note 3)

         -------------------------------------------------------------
         Medical Laser Systems -- 0.7%
           Candela Corp.+.........................  81,500 $ 1,075,800
           Intralase Corp.+#......................  55,000   1,155,000
           Palomar Medical Technologies, Inc.+#...  34,412   1,718,879
           Photomedex, Inc........................ 154,300     166,644
                                                           -----------
                                                             4,116,323
                                                           -----------
         Medical Products -- 1.4%
           Cantel Medical Corp.+..................  12,174     169,949
           Cerus Corp.............................  44,600     346,988
           HealthTronics, Inc.+...................  12,968      87,145
           Henry Schein, Inc.+....................  26,900   1,386,157
           NMT Medical, Inc.......................  16,200     235,710
           Northstar Neuroscience, Inc............   9,100     109,837
           NxStage Medical, Inc...................  20,100     179,493
           PSS World Medical, Inc.+...............  33,963     711,185
           West Pharmaceutical Services, Inc......  52,263   2,566,113
           Wright Medical Group, Inc.+............  29,000     693,970
           Zoll Medical Corp.+....................  23,539   1,220,733
                                                           -----------
                                                             7,707,280
                                                           -----------
         Medical Sterilization Products -- 0.1%
           STERIS Corp............................  21,600     555,984
                                                           -----------
         Medical-Biomedical/Gene -- 1.8%
           Alexion Pharmaceuticals, Inc.+.........   7,100     307,288
           Cotherix, Inc.+........................  36,500     487,275
           CuraGen Corp.+.........................  72,700     318,426
           Cytokinetics, Inc......................  42,200     318,610
           deCode Genetics, Inc.+.................  15,700      67,981
           Enzon Pharmaceuticals, Inc.+#.......... 189,186   1,575,919
           Exelixis, Inc.+........................  20,000     172,400
           Incyte Corp.+..........................  43,000     225,320
           Integra LifeSciences Holdings+.........  27,400   1,134,634
           InterMune, Inc.+.......................  28,900     618,460
           Martek Biosciences Corp.+..............  14,100     345,450
           Monogram Biosciences, Inc.............. 165,600     278,208
           Myriad Genetics, Inc.+.................  19,900     604,960
           Nektar Therapeutics+...................   1,900      31,369
           Repligen Corp..........................  70,400     205,568
           Sangamo Biosciences, Inc...............  45,700     361,487
           Savient Pharmaceuticals, Inc.+.........  53,835     628,255
           Seattle Genetics, Inc.+................  52,300     287,127
           Telik, Inc.+#..........................  25,200     428,652
           Tercica, Inc.+.........................   5,700      28,044
           Vertex Pharmaceuticals, Inc.+..........  28,911   1,280,757
           Vical, Inc.............................  48,985     314,974
                                                           -----------
                                                            10,021,164
                                                           -----------
         Medical-Drugs -- 1.4%
           Axcan Pharma, Inc......................   2,950      43,808
           Biovail Corp.+.........................  36,712     652,372
           Cadence Pharmaceuticals, Inc...........   4,500      59,625
           Cephalon, Inc.+........................   8,895     665,880
           CollaGenex Pharmaceuticals, Inc........  19,300     253,988
           Cubist Pharmaceuticals, Inc.+#.........  35,000     712,600
           Indevus Pharmaceuticals, Inc.+.........  41,900     315,926
           King Pharmaceuticals, Inc.+............ 109,455   1,809,291
           Medicis Pharmaceutical Corp., Class A#.  25,300     933,064
           Pain Therapeutics, Inc.+...............  27,823     238,165
           Rigel Pharmaceuticals, Inc.+...........  34,600     380,254
           Sciele Pharma, Inc.....................  47,900   1,083,019
           ViroPharma, Inc.+......................  31,376     483,504
           Xenoport, Inc..........................   6,400     171,648
                                                           -----------
                                                             7,803,144
                                                           -----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical-Generic Drugs -- 0.2%
        Alpharma, Inc., Class A.......................  46,900 $ 1,027,110
        Watson Pharmaceuticals, Inc.+.................   3,103      79,654
                                                               -----------
                                                                 1,106,764
                                                               -----------
      Medical-HMO -- 1.9%
        AMERIGROUP Corp.+............................. 112,609   3,850,102
        Centene Corp.+................................  29,500     768,770
        Molina Healthcare, Inc.+#.....................  76,912   2,614,239
        Sierra Health Services, Inc.+.................  22,544     790,167
        WellCare Health Plans, Inc.+..................  46,346   2,992,561
                                                               -----------
                                                                11,015,839
                                                               -----------
      Medical-Hospitals -- 0.4%
        LifePoint Hospitals, Inc.+....................  27,400     951,054
        Symbion, Inc.+................................  19,500     346,125
        United Surgical Partners International, Inc.+.  33,600     855,120
                                                               -----------
                                                                 2,152,299
                                                               -----------
      Medical-Nursing Homes -- 0.0%
        Advocat, Inc..................................  15,106     250,760
                                                               -----------
      Medical-Outpatient/Home Medical -- 0.1%
        Air Methods Corp..............................  10,600     278,462
        Apria Healthcare Group, Inc.+.................   3,241      80,928
        Odyssey HealthCare, Inc.+.....................   2,100      25,998
        VistaCare, Inc., Class A+.....................   7,300      81,833
                                                               -----------
                                                                   467,221
                                                               -----------
      Metal Processors & Fabrication -- 0.5%
        Ampco-Pittsburgh Corp.........................   8,100     280,989
        LB Foster Co., Class A........................  15,500     354,175
        Quanex Corp...................................  38,250   1,419,457
        RBC Bearings, Inc.+...........................  24,347     707,524
                                                               -----------
                                                                 2,762,145
                                                               -----------
      Metal Products-Distribution -- 0.1%
        A.M. Castle & Co.+............................  30,300     803,556
                                                               -----------
      Metal-Iron -- 0.1%
        Cleveland-Cliffs, Inc.........................   2,686     129,035
        Gibraltar Industries, Inc.....................  12,950     283,735
                                                               -----------
                                                                   412,770
                                                               -----------
      Mining -- 0.3%
        Lihir Gold, Ltd...............................  52,100     124,957
        Meridian Gold, Inc............................  35,900   1,105,720
        Vista Gold Corp...............................  24,300     247,374
                                                               -----------
                                                                 1,478,051
                                                               -----------
      Miscellaneous Manufacturing -- 0.1%
        Freightcar America, Inc.#.....................   8,500     468,350
                                                               -----------
      MRI/Medical Diagnostic Imaging -- 0.0%
        Alliance Imaging, Inc.+.......................  23,591     140,602
                                                               -----------
      Multimedia -- 0.1%
        Belo Corp., Class A...........................  15,900     289,380
        Media General, Inc., Class A..................  13,600     502,520
                                                               -----------
                                                                   791,900
                                                               -----------
      Music -- 0.4%
        Steinway Musical Instruments, Inc.+...........  21,088     615,769
        Warner Music Group Corp.+.....................  55,028   1,398,812
                                                               -----------
                                                                 2,014,581
                                                               -----------
      Networking Products -- 0.3%
        Acme Packet, Inc.+............................   3,300      57,552
        Anixter International, Inc.+..................  15,900     932,058
        Atheros Communications, Inc.+.................   9,900     225,126
        Avici Systems, Inc............................  28,700     204,344

                                                                Value
                    Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       Networking Products (continued)
         Ixia+.......................................  11,200 $  106,288
                                                              ----------
                                                               1,525,368
                                                              ----------
       Non-Hazardous Waste Disposal -- 0.2%
         Waste Connections, Inc.+....................  22,100    891,735
                                                              ----------
       Office Automation & Equipment -- 0.4%
         Global Imaging Systems, Inc.+...............  20,862    444,569
         IKON Office Solutions, Inc.................. 100,700  1,628,319
                                                              ----------
                                                               2,072,888
                                                              ----------
       Office Furnishings-Original -- 0.1%
         CompX International, Inc....................   1,973     34,508
         Herman Miller, Inc..........................  10,500    368,655
                                                              ----------
                                                                 403,163
                                                              ----------
       Office Supplies & Forms -- 0.7%
         John H. Harland Co.#........................  86,283  3,699,815
                                                              ----------
       Oil & Gas Drilling -- 0.8%
         Grey Wolf, Inc.+#........................... 512,636  3,629,463
         Parker Drilling Co.#........................  66,300    638,469
                                                              ----------
                                                               4,267,932
                                                              ----------
       Oil Companies-Exploration & Production -- 1.6%
         Barnwell Industries, Inc....................  13,200    296,868
         Bill Barrett Corp.+.........................  28,100    885,150
         FieldPoint Petroleum Corp...................  86,200    195,674
         Forest Oil Corp.+...........................  33,200  1,179,928
         GeoMet, Inc.................................   5,700     59,622
         Harvest Natural Resources, Inc.+#........... 196,843  2,017,641
         Mariner Energy, Inc.........................  35,631    746,469
         Meridian Resource Corp.+....................  82,200    291,810
         St. Mary Land & Exploration Co..............  26,166  1,048,733
         Swift Energy Co.+...........................  37,234  1,903,030
         TransGlobe Energy Corp......................  52,300    271,437
                                                              ----------
                                                               8,896,362
                                                              ----------
       Oil Companies-Integrated -- 0.1%
         Delek US Holdings, Inc......................  27,859    474,717
                                                              ----------
       Oil Field Machinery & Equipment -- 0.3%
         Bolt Technology Corp........................  18,800    377,880
         FMC Technologies, Inc.+.....................  16,300    978,163
         Hydril+.....................................   8,000    605,280
                                                              ----------
                                                               1,961,323
                                                              ----------
       Oil Refining & Marketing -- 0.9%
         Frontier Oil Corp........................... 110,921  3,509,541
         Holly Corp..................................   3,291    177,747
         Tesoro Petroleum Corp.......................  17,445  1,229,000
                                                              ----------
                                                               4,916,288
                                                              ----------
       Oil-Field Services -- 1.2%
         Allis-Chalmers Energy, Inc..................  17,100    360,810
         Hanover Compressor Co.+.....................  32,300    637,925
         Key Energy Services, Inc....................   3,300     50,820
         MarkWest Hydrocarbon, Inc...................   1,056     44,384
         Matrix Service Co...........................  33,148    529,705
         Oil States International, Inc.+.............  17,400    605,694
         SEACOR Holdings, Inc.+......................  28,274  2,662,562
         Superior Well Services, Inc.................   1,300     31,109
         Trico Marine Services, Inc.+................  26,445    961,276
         Union Drilling, Inc.........................  13,000    181,220
         W-H Energy Services, Inc.+..................   9,600    458,400
                                                              ----------
                                                               6,523,905
                                                              ----------
       Paper & Related Products -- 0.0%
         Pope & Talbot, Inc..........................  43,600    218,436
         Smurfit-Stone Container Corp.+..............   2,000     21,460
                                                              ----------
                                                                 239,896
                                                              ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Patient Monitoring Equipment -- 0.0%
          Somanetics Corp.+.........................  12,400 $   240,436
          Visicu, Inc...............................   1,200      12,000
                                                             -----------
                                                                 252,436
                                                             -----------
        Pharmacy Services -- 0.1%
          HealthExtras, Inc.+.......................  19,700     421,186
                                                             -----------
        Physicians Practice Management -- 0.0%
          I-Trax, Inc...............................  90,400     263,064
                                                             -----------
        Power Converter/Supply Equipment -- 0.3%
          Advanced Energy Industries, Inc.+.........  67,983   1,171,347
          Vicor Corp.#..............................  44,600     546,796
                                                             -----------
                                                               1,718,143
                                                             -----------
        Precious Metals -- 0.1%
          Coeur d'Alene Mines Corp.+#...............  69,900     380,955
                                                             -----------
        Printing-Commercial -- 0.5%
          Cenveo, Inc.+#............................  54,100   1,075,508
          Consolidated Graphics, Inc.+..............  25,166   1,472,211
          Multi-Color Corp..........................  10,700     360,804
                                                             -----------
                                                               2,908,523
                                                             -----------
        Publishing-Books -- 0.2%
          John Wiley & Sons, Inc., Class A..........   9,690     385,468
          Scholastic Corp.+.........................  28,515     950,120
                                                             -----------
                                                               1,335,588
                                                             -----------
        Radio -- 0.1%
          Emmis Communications Corp., Class A+......  12,600     106,470
          Entercom Communications Corp.+............  10,000     269,500
                                                             -----------
                                                                 375,970
                                                             -----------
        Real Estate Investment Trusts -- 3.8%
          Affordable Residential Communities........  25,000     281,500
          Ashford Hospitality Trust, Inc.#..........  73,900     969,568
          Capital Trust, Inc., Class A..............  11,276     502,684
          CBL & Associates Properties, Inc..........  30,634   1,320,325
          Cousins Properties, Inc...................  12,971     471,236
          DiamondRock Hospitality Co................  20,500     362,850
          EastGroup Properties, Inc.................  19,400   1,087,370
          Equity Lifestyle Properties, Inc..........   7,600     394,972
          Essex Property Trust, Inc.................   2,100     277,284
          FelCor Lodging Trust, Inc.+...............  65,800   1,448,258
          Getty Realty Corp.........................  29,900     928,395
          Highland Hospitality Corp.................  89,800   1,273,364
          Innkeepers USA Trust......................  67,700   1,083,200
          LaSalle Hotel Properties..................  42,800   1,887,480
          Mills Corp.#..............................  20,000     421,200
          Mission West Properties, Inc..............   8,259     103,238
          NorthStar Realty Finance Corp............. 120,271   1,908,701
          Parkway Properties, Inc...................   7,500     389,100
          PS Business Parks, Inc....................  12,300     876,375
          Saul Centers, Inc.........................   3,494     196,328
          Spirit Finance Corp.#.....................  95,900   1,170,939
          Taubman Centers, Inc......................  52,896   2,616,236
          Washington Real Estate Investment Trust...  16,500     707,355
          Winston Hotels, Inc.......................  80,000   1,086,400
                                                             -----------
                                                              21,764,358
                                                             -----------
        Real Estate Operations & Development -- 0.2%
          Avatar Holdings, Inc.+#...................  11,818     843,332
          Stratus Properties, Inc...................   7,600     232,028
                                                             -----------
                                                               1,075,360
                                                             -----------
        Recreational Vehicles -- 0.0%
          Polaris Industries, Inc...................     200       9,004
                                                             -----------

                                                          Value
                   Security Description         Shares   (Note 3)

            -------------------------------------------------------
            Recycling -- 0.1%
              Metal Management, Inc............   9,116 $   334,101
                                                        -----------
            Rental Auto/Equipment -- 0.1%
              Electro Rent Corp.+..............  15,700     236,285
              H&E Equipment Services, Inc......  19,300     467,446
                                                        -----------
                                                            703,731
                                                        -----------
            Research & Development -- 0.2%
              Albany Molecular Research, Inc.+.  70,900     786,990
              Senomyx, Inc.+...................  13,900     187,094
                                                        -----------
                                                            974,084
                                                        -----------
            Resort/Theme Park -- 0.1%
              Great Wolf Resorts, Inc.+........  38,500     496,650
                                                        -----------
            Respiratory Products -- 0.3%
              ResMed, Inc.+....................  38,400   1,920,000
                                                        -----------
            Retail-Apparel/Shoe -- 2.1%
              Aeropostale, Inc.+...............  20,400     616,896
              AnnTaylor Stores Corp.+..........  37,049   1,278,191
              Brown Shoe Co., Inc..............  32,181   1,526,667
              Cache, Inc.+.....................  12,200     299,632
              Casual Male Retail Group, Inc.+#.  53,900     757,295
              Charlotte Russe Holding, Inc.+...  34,600   1,043,882
              Christopher & Banks Corp.........  21,300     400,227
              Dress Barn, Inc.+#...............  82,438   1,996,648
              DSW, Inc., Class A+#.............  28,286   1,083,354
              Hot Topic, Inc.+.................  33,100     441,885
              J Crew Group, Inc................   4,700     184,945
              Payless ShoeSource, Inc.+........  39,418   1,229,447
              The Finish Line, Inc., Class A...  14,900     207,706
              Tween Brands, Inc................   8,900     373,088
              Under Armour, Inc., Class A+.....   5,100     239,292
              United Retail Group, Inc.........  14,100     205,578
                                                        -----------
                                                         11,884,733
                                                        -----------
            Retail-Arts & Crafts -- 0.0%
              A.C. Moore Arts & Crafts, Inc.+..   4,900     104,419
                                                        -----------
            Retail-Automobile -- 0.7%
              Group 1 Automotive, Inc.+#.......  75,722   3,861,065
              Rush Enterprises, Inc.+..........  18,100     329,058
                                                        -----------
                                                          4,190,123
                                                        -----------
            Retail-Bedding -- 0.0%
              Select Comfort Corp.+#...........   8,550     148,001
                                                        -----------
            Retail-Bookstore -- 0.2%
              Books-A-Million, Inc.............  13,900     291,622
              Borders Group, Inc...............  38,000     870,200
                                                        -----------
                                                          1,161,822
                                                        -----------
            Retail-Computer Equipment -- 0.1%
              PC Connection, Inc...............  21,300     286,059
                                                        -----------
            Retail-Convenience Store -- 0.6%
              Casey's General Stores, Inc......  35,200     876,128
              The Pantry, Inc.+#...............  46,263   2,267,812
                                                        -----------
                                                          3,143,940
                                                        -----------
            Retail-Discount -- 0.7%
              Big Lots, Inc.+.................. 102,158   2,279,145
              Dollar Tree Stores, Inc.+........  61,590   1,848,316
                                                        -----------
                                                          4,127,461
                                                        -----------
            Retail-Drug Store -- 0.1%
              Longs Drug Stores Corp...........   6,700     275,303
                                                        -----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                            Value
                    Security Description           Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Retail-Home Furnishings -- 0.1%
             Cost Plus, Inc.+..................... 20,200 $   217,554
             Restoration Hardware, Inc.+.......... 28,800     245,952
                                                          -----------
                                                              463,506
                                                          -----------
           Retail-Jewelry -- 0.1%
             Zale Corp.+.......................... 13,300     409,241
                                                          -----------
           Retail-Leisure Products -- 0.1%
             MarineMax, Inc.+..................... 16,700     448,562
                                                          -----------
           Retail-Mail Order -- 0.0%
             Zones, Inc........................... 24,200     206,426
                                                          -----------
           Retail-Restaurants -- 2.3%
             AFC Enterprises, Inc.+...............  2,513      42,972
             Applebee's International, Inc........ 24,475     556,806
             BJ's Restaurants, Inc.+.............. 18,700     388,212
             CEC Entertainment, Inc.+............. 10,750     427,958
             CKE Restaurants, Inc................. 79,100   1,458,604
             Domino's Pizza, Inc.................. 41,231   1,132,203
             Jack in the Box, Inc.+............... 45,790   2,815,627
             Luby's, Inc.+........................ 35,741     393,151
             Panera Bread Co., Class A+........... 10,900     626,205
             Papa John's International, Inc.+..... 74,448   2,307,888
             PF Chang's China Bistro, Inc.+....... 10,100     364,610
             Red Robin Gourmet Burgers, Inc.+..... 19,100     656,467
             Ruby Tuesday, Inc....................  9,300     251,007
             Sonic Corp........................... 43,262   1,015,792
             Texas Roadhouse, Inc., Class A+......  3,900      53,586
             The Cheesecake Factory, Inc.+........ 26,100     722,970
                                                          -----------
                                                           13,214,058
                                                          -----------
           Retail-Sporting Goods -- 0.2%
             Hibbett Sporting Goods, Inc.+........ 18,000     567,360
             Zumiez, Inc.+........................ 18,800     577,348
                                                          -----------
                                                            1,144,708
                                                          -----------
           Retirement/Aged Care -- 0.4%
             Sunrise Senior Living, Inc.+......... 78,300   2,497,770
                                                          -----------
           Rubber/Plastic Products -- 0.2%
             Myers Industries, Inc................ 29,500     476,720
             PW Eagle, Inc........................ 15,440     527,122
                                                          -----------
                                                            1,003,842
                                                          -----------
           Savings & Loans/Thrifts -- 2.3%
             American Bancorp of New Jersey....... 21,400     261,080
             BankUnited Financial Corp. Class A... 54,861   1,398,955
             Citizens First Bancorp, Inc..........  9,700     283,628
             Downey Financial Corp................  9,592     698,298
             First Defiance Financial Corp........  8,800     261,888
             First Financial Holdings, Inc.#......  8,900     334,818
             First Niagara Financial Group, Inc.#. 69,900   1,004,463
             FirstFed Financial Corp.+#........... 57,716   3,752,694
             Harbor Florida Bancshares, Inc....... 30,800   1,341,956
             Horizon Financial Corp............... 10,625     262,331
             ITLA Capital Corp.+..................  5,531     293,254
             NewAlliance Bancshares, Inc.......... 63,300   1,034,955
             Pacific Premier Bancorp, Inc......... 20,800     246,480
             Riverview Bancorp, Inc............... 18,200     281,372
             Rome Bancorp, Inc.................... 19,500     252,915
             Synergy Financial Group, Inc......... 15,400     247,940
             TierOne Corp......................... 29,800     929,462
             United Financial BanCorp., Inc....... 19,300     277,534
                                                          -----------
                                                           13,164,023
                                                          -----------
           Schools -- 0.2%
             Corinthian Colleges, Inc.+........... 50,400     650,160
             Learning Tree International, Inc.+... 30,700     279,984
                                                          -----------
                                                              930,144
                                                          -----------

                                                                   Value
                    Security Description                 Shares   (Note 3)

    -----------------------------------------------------------------------
    Seismic Data Collection -- 0.3%
      Input/Output, Inc.+...............................  51,895 $  563,061
      Seitel, Inc....................................... 263,400    942,972
      TGC Industries, Inc...............................  30,300    235,734
                                                                 ----------
                                                                  1,741,767
                                                                 ----------
    Semiconductor Equipment -- 0.7%
      ATMI, Inc.+.......................................   5,100    165,801
      Brooks Automation, Inc.+..........................  24,000    335,280
      Cabot Microelectronics Corp.+.....................  10,200    322,830
      Entegris, Inc.+...................................  81,034    863,822
      LTX Corp.+........................................  50,000    260,500
      Mattson Technology, Inc.+.........................  13,100    124,581
      MKS Instruments, Inc.+............................  74,343  1,547,078
      Nextest Systems Corp..............................  17,500    184,450
      Ultra Clean Holdings, Inc.........................  23,000    306,590
      Varian Semiconductor Equipment Associates, Inc.+..   1,816     72,150
                                                                 ----------
                                                                  4,183,082
                                                                 ----------
    Semiconductors Components-Integated Circuits -- 0.6%
      Cirrus Logic, Inc.+............................... 153,900  1,072,683
      Emulex Corp.+.....................................  24,300    507,141
      Exar Corp.+.......................................  24,700    335,179
      Micrel, Inc.+#....................................  52,400    605,220
      Pericom Semiconductor Corp.+......................  25,500    294,015
      Power Integrations, Inc.+.........................  18,400    512,624
                                                                 ----------
                                                                  3,326,862
                                                                 ----------
    Software Tools -- 0.2%
      Altiris, Inc.+....................................  38,400    951,936
                                                                 ----------
    Steel-Producers -- 0.9%
      AK Steel Holding Corp.+...........................  13,506    222,714
      Chaparral Steel Co................................  21,989  1,022,489
      Olympic Steel, Inc................................  42,495  1,102,320
      Shiloh Industries, Inc............................   7,368    122,751
      Steel Dynamics, Inc...............................  85,668  2,785,923
                                                                 ----------
                                                                  5,256,197
                                                                 ----------
    Steel-Specialty -- 0.2%
      Material Sciences Corp............................  15,800    190,548
      Novamerican Steel, Inc............................   4,658    167,688
      Oregon Steel Mills, Inc.+.........................  11,666    734,258
                                                                 ----------
                                                                  1,092,494
                                                                 ----------
    Sugar -- 0.1%
      Imperial Sugar Co.#...............................  29,900    688,896
                                                                 ----------
    Telecom Equipment-Fiber Optics -- 0.6%
      Finisar Corp.+....................................  99,100    379,553
      Newport Corp.+....................................  98,600  2,142,578
      Oplink Communications, Inc.#......................  53,200  1,061,340
                                                                 ----------
                                                                  3,583,471
                                                                 ----------
    Telecom Services -- 0.6%
      Lightbridge, Inc..................................   5,900     77,880
      NTELOS Holdings Corp..............................  19,500    306,540
      Premiere Global Services, Inc.+...................  21,700    176,855
      RCN Corp.+........................................  46,000  1,382,760
      Time Warner Telecom, Inc., Class A+...............  33,900    618,336
      USA Mobility, Inc.+...............................  27,721    674,729
                                                                 ----------
                                                                  3,237,100
                                                                 ----------
    Telecommunication Equipment -- 0.7%
      ADTRAN, Inc.......................................  24,300    529,497
      Arris Group, Inc.+................................ 115,500  1,377,915
      CommScope, Inc.+..................................  42,500  1,282,225
      Optium Corp.......................................   6,500    131,300
      Tekelec+..........................................   9,300    149,730
      WJ Communications, Inc............................ 113,600    238,560
                                                                 ----------
                                                                  3,709,227
                                                                 ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Telephone-Integrated -- 0.5%
           CenturyTel, Inc.........................  22,510 $  957,801
           Cincinnati Bell, Inc.+..................  66,339    299,852
           CT Communications, Inc.#................  82,625  1,683,897
                                                            ----------
                                                             2,941,550
                                                            ----------
         Television -- 0.2%
           Sinclair Broadcast Group, Inc., Class A. 125,336  1,247,093
           Young Broadcasting, Inc.................  22,500     49,275
                                                            ----------
                                                             1,296,368
                                                            ----------
         Textile-Apparel -- 0.1%
           Cherokee, Inc...........................   6,900    292,215
           Perry Ellis International, Inc.+........   5,200    197,340
                                                            ----------
                                                               489,555
                                                            ----------
         Textile-Products -- 0.0%
           Culp, Inc...............................  46,000    226,780
                                                            ----------
         Theater -- 0.0%
           Regal Entertainment Group, Class A......   5,886    122,488
                                                            ----------
         Therapeutics -- 1.4%
           Alexza Pharmaceuticals, Inc.............   6,800     56,848
           Altus Pharmaceuticals, Inc..............   4,300     78,733
           Amylin Pharmaceuticals, Inc.+...........   8,600    344,000
           AtheroGenics, Inc.+.....................  19,200    236,928
           AVI BioPharma, Inc......................  70,800    257,004
           BioMarin Pharmaceutical, Inc.+#.........  92,800  1,587,808
           CV Therapeutics, Inc.+..................     200      2,396
           Cypress Bioscience, Inc.+#..............  40,700    352,462
           Dendreon Corp.+.........................  55,900    240,370
           Discovery Laboratories, Inc.+........... 117,900    249,948
           Hollis-Eden Pharmaceuticals, Inc........  40,300    221,247
           ImClone Systems, Inc.+..................  70,489  2,107,621
           Inspire Pharmaceuticals, Inc.+..........  75,900    361,284
           Isis Pharmaceuticals, Inc.+#............  29,500    301,195
           Medicines Co.+..........................  15,100    431,105
           Memory Pharmaceuticals Corp.............  18,600     46,500
           Neurocrine Biosciences, Inc.+...........   8,500     78,540
           Onyx Pharmaceuticals, Inc.+.............   8,500    148,750
           Pharmacyclics, Inc......................  52,000    293,800
           Spectrum Pharmaceuticals, Inc...........  48,200    253,050
           Theravance, Inc.+.......................   7,500    234,675
           Trimeris, Inc.+.........................  10,800    124,308
                                                            ----------
                                                             8,008,572
                                                            ----------
         Tobacco -- 0.5%
           Loews Corp.--Carolina Group.............  45,722  2,851,681
                                                            ----------
         Tools-Hand Held -- 0.1%
           Snap-on, Inc............................  13,596    645,810
                                                            ----------
         Toys -- 0.1%
           JAKKS Pacific, Inc.+....................  36,828    804,692
                                                            ----------
         Transactional Software -- 0.2%
           Bottomline Technologies, Inc.+..........  50,700    530,829
           Open Solutions, Inc.+...................  11,000    409,750
                                                            ----------
                                                               940,579
                                                            ----------
         Transport-Air Freight -- 0.2%
           EGL, Inc.+..............................  36,282  1,158,847
                                                            ----------
         Transport-Marine -- 0.1%
           Kirby Corp.+............................  18,634    671,569
                                                            ----------
         Transport-Rail -- 0.3%
           Genesee & Wyoming, Inc., Class A+.......  44,400  1,192,584
           Kansas City Southern+...................  27,964    756,426
                                                            ----------
                                                             1,949,010
                                                            ----------

                                                                Value
                Security Description               Shares      (Note 3)

      -------------------------------------------------------------------
      Transport-Services -- 0.5%
        Bristow Group, Inc......................       7,973 $    283,600
        Hub Group, Inc., Class A+...............      10,554      301,211
        Pacer International, Inc.+..............      39,800    1,192,010
        Ryder System, Inc.......................       6,500      339,105
        UTI Worldwide, Inc......................      24,300      724,140
                                                             ------------
                                                                2,840,066
                                                             ------------
      Transport-Truck -- 0.8%
        Arkansas Best Corp......................       9,080      344,132
        Forward Air Corp........................      11,156      371,495
        Heartland Express, Inc..................      30,193      465,878
        Knight Transportation, Inc..............      64,316    1,133,248
        Landstar System, Inc.+..................      20,743      934,265
        Old Dominion Freight Lines, Inc.+.......       9,089      243,676
        Patriot Transportation Holding, Inc.....       3,300      303,567
        Saia, Inc...............................      31,400      778,406
        U.S. Xpress Enterprises, Inc., Class A+.      10,900      189,987
                                                             ------------
                                                                4,764,654
                                                             ------------
      Veterinary Products -- 0.1%
        PetMed Express, Inc.+...................      24,100      309,926
                                                             ------------
      Vitamins & Nutrition Products -- 0.7%
        NBTY, Inc.+.............................      61,381    2,231,199
        Nutraceutical International Corp........      20,134      305,232
        USANA Health Sciences, Inc.+#...........      31,109    1,505,053
                                                             ------------
                                                                4,041,484
                                                             ------------
      Water -- 0.1%
        Southwest Water Co......................      20,300      264,509
                                                             ------------
      Web Hosting/Design -- 0.0%
        Web.com, Inc............................      60,100      230,784
                                                             ------------
      Web Portals/ISP -- 0.1%
        United Online, Inc......................      31,416      421,917
                                                             ------------
      Wire & Cable Products -- 0.3%
        Belden CDT, Inc.........................      26,200    1,043,022
        General Cable Corp.+....................       8,072      343,060
        Superior Essex, Inc.+...................      16,200      573,480
                                                             ------------
                                                                1,959,562
                                                             ------------
      Wireless Equipment -- 1.1%
        Calamp Corp.............................      40,700      295,075
        Carrier Access Corp.....................      34,900      218,125
        EFJ, Inc................................      66,900      374,640
        EMS Technologies, Inc...................      28,000      573,160
        ID Systems, Inc.........................      10,600      230,232
        Interdigital Communications Corp.+#.....     107,320    3,428,874
        Radyne Corp.............................      20,700      207,207
        RELM Wireless Corp......................      32,200      197,386
        SBA Communications Corp.+ Class A.......       5,400      153,198
        TESSCO Technologies, Inc................      21,567      463,259
                                                             ------------
                                                                6,141,156
                                                             ------------
      Total Long-Term Investment Securities
         (cost $479,127,932)....................              558,595,590
                                                             ------------
      SHORT-TERM INVESTMENT SECURITIES -- 26.9%
      Collective Investment Pool -- 25.4%
        Securities Lending Quality Trust(1)..... 144,458,224  144,458,224
                                                             ------------
      Registered Investment Companies -- 0.4%
        T. Rowe Price Reserve Investment Fund...   2,273,033    2,273,033
                                                             ------------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                          Principal       Value
                 Security Description                      Amount        (Note 3)

------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits -- 1.1%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.80% due 12/01/06................................... $  623,000   $     623,000
   2.80% due 12/01/06...................................  5,641,000       5,641,000
                                                                      -------------
                                                                          6,264,000
                                                                      -------------
Total Short-Term Investment Securities
   (cost $152,995,257)..................................                152,995,257
                                                                      -------------
TOTAL INVESTMENTS
   (cost $632,123,189)(2)...............................      125.1%    711,590,847
Liabilities in Excess of Other Assets...................      (25.1)%  (142,735,555)
                                                         ----------   -------------
NET ASSETS                                                    100.0%  $ 568,855,292
                                                         ==========   =============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

             Collective Investment Pool...................... 22.3%
             Commercial Paper................................  8.7%
             Banks -- Commercial.............................  7.2%
             Real Estate Investment Trusts...................  6.9%
             Medical -- Biomedical/Gene......................  2.3%
             Oil Companies -- Exploration & Production.......  2.1%
             Retail -- Restaurants...........................  1.9%
             Retail -- Apparel/Shoe..........................  1.8%
             Savings & Loans/Thrifts.........................  1.8%
             Electric -- Integrated..........................  1.7%
             Insurance -- Property/Casualty..................  1.5%
             Electronic Components -- Semiconductors.........  1.4%
             Medical -- Drugs................................  1.3%
             Therapeutics....................................  1.2%
             Chemicals -- Specialty..........................  1.1%
             Diversified Manufactured Operations.............  1.1%
             Semiconductor Equipment.........................  1.1%
             Gas -- Distribution.............................  1.0%
             Medical Products................................  1.0%
             Networking Products.............................  1.0%
             Commercial Services -- Finance..................  0.9%
             Enterprise Software/Service.....................  0.9%
             Medical Instruments.............................  0.9%
             Oil -- Field Services...........................  0.9%
             Telecommunication Equipment.....................  0.9%
             Aerospace/Defense -- Equipment..................  0.8%
             Apparel Manufacturers...........................  0.8%
             Computer Services...............................  0.8%
             Computers -- Integrated Systems.................  0.8%
             Consulting Services.............................  0.8%
             Human Resources.................................  0.8%
             Auto/Truck Parts & Equipment -- Original........  0.7%
             Commercial Services.............................  0.7%
             Distribution/Wholesale..........................  0.7%
             Telecom Services................................  0.7%
             Airlines........................................  0.6%
             Consumer Products -- Misc.......................  0.6%
             E -- Marketing/Info.............................  0.6%
             Electronic Components -- Misc...................  0.6%
             Finance -- Investment Banker/Broker.............  0.6%
             Metal Processors & Fabrication..................  0.6%
             Paper & Related Products........................  0.6%
             Footwear & Related Apparel......................  0.5%
             Insurance -- Life/Health........................  0.5%
             Internet Application Software...................  0.5%
             Machinery -- General Industrial.................  0.5%
             Oil Field Machinery & Equipment.................  0.5%
             Semiconductors Components -- Integrated Circuits  0.5%
             Telephone -- Integrated.........................  0.5%
             Transport -- Truck..............................  0.5%
             Wireless Equipment..............................  0.5%
             Applications Software...........................  0.4%
             Electronic Measurement Instruments..............  0.4%
             Energy -- Alternate Sources.....................  0.4%
             Food -- Misc....................................  0.4%
             Home Furnishings................................  0.4%
             Identification Systems..........................  0.4%
             Invest Management/Advisor Services..............  0.4%
             Investment Companies............................  0.4%
             Lasers -- System/Components.....................  0.4%
             Medical Information Systems.....................  0.4%
             Medical -- Outpatient/Home Medical..............  0.4%
             Oil & Gas Drilling..............................  0.4%
             Rental Auto/Equipment...........................  0.4%
             Steel -- Producers..............................  0.4%
             Telecom Equipment -- Fiber Optics...............  0.4%
             Wire & Cable Products...........................  0.4%
             Aerospace/Defense...............................  0.3%

               Building & Construction Products -- Misc.... 0.3%
               Building -- Heavy Construction.............. 0.3%
               Building -- Mobile Home/Manufactured Housing 0.3%
               Building -- Residential/Commercial.......... 0.3%
               Casino Hotels............................... 0.3%
               Chemicals -- Diversified.................... 0.3%
               Communications Software..................... 0.3%
               Computer Aided Design....................... 0.3%
               Computers -- Memory Devices................. 0.3%
               Data Processing/Management.................. 0.3%
               Drug Delivery Systems....................... 0.3%
               E-Services/Consulting....................... 0.3%
               Entertainment Software...................... 0.3%
               Food -- Retail.............................. 0.3%
               Industrial Automated/Robotic................ 0.3%
               Internet Infrastructure Software............ 0.3%
               Machinery -- Electrical..................... 0.3%
               Medical -- HMO.............................. 0.3%
               Multimedia.................................. 0.3%
               Office Furnishings -- Original.............. 0.3%
               Printing -- Commercial...................... 0.3%
               Radio....................................... 0.3%
               Retail -- Discount.......................... 0.3%
               Schools..................................... 0.3%
               Seismic Data Collection..................... 0.3%
               Transport -- Rail........................... 0.3%
               Transport -- Services....................... 0.3%
               U.S. Government Treasuries.................. 0.3%
               Advanced Materials.......................... 0.2%
               Agricultural Chemicals...................... 0.2%
               Agricultural Operations..................... 0.2%
               Auto -- Heavy Duty Trucks................... 0.2%
               Batteries/Battery Systems................... 0.2%
               Building Products -- Light Fixtures......... 0.2%
               Building -- Maintenance & Services.......... 0.2%
               Cable TV.................................... 0.2%
               Casino Services............................. 0.2%
               Cellular Telecom............................ 0.2%
               Chemicals -- Plastics....................... 0.2%
               Computers................................... 0.2%
               Computers -- Peripher Equipment............. 0.2%
               Containers -- Metal/Glass................... 0.2%
               Diagnostic Equipment........................ 0.2%
               Diagnostic Kits............................. 0.2%
               Direct Marketing............................ 0.2%
               Disposable Medical Products................. 0.2%
               Diversified Operations/Commercial Services.. 0.2%
               Electronic Design Automation................ 0.2%
               Finance -- Consumer Loans................... 0.2%
               Finance -- Mortgage Loan/Banker............. 0.2%
               Finance -- Other Services................... 0.2%
               Food -- Wholesale/Distribution.............. 0.2%
               Gambling (Non-Hotel)........................ 0.2%
               Hotels/Motels............................... 0.2%
               Instruments -- Controls..................... 0.2%
               Instruments -- Scientific................... 0.2%
               Insurance Brokers........................... 0.2%
               Insurance -- Multi-line..................... 0.2%
               Internet Connectivity Services.............. 0.2%
               Internet Content -- Information/News........ 0.2%
               Medical Laser Systems....................... 0.2%
               Medical -- Generic Drugs.................... 0.2%
               Medical -- Nursing Homes.................... 0.2%
               Metal -- Iron............................... 0.2%
               Miscellaneous Manufacturing................. 0.2%
               Non-Ferrous Metals.......................... 0.2%
               Non-Hazardous Waste Disposal................ 0.2%
               Office Automation & Equipment............... 0.2%
               Office Supplies & Forms..................... 0.2%

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                Oil Refining & Marketing................... 0.2%
                Physicians Practice Management............. 0.2%
                Poultry.................................... 0.2%
                Publishing -- Periodicals.................. 0.2%
                Recycling.................................. 0.2%
                Repurchase Agreements...................... 0.2%
                Research & Development..................... 0.2%
                Resorts/Theme Parks........................ 0.2%
                Retail -- Automobile....................... 0.2%
                Retail -- Convenience Store................ 0.2%
                Retail -- Pawn Shops....................... 0.2%
                Retail -- Sporting Goods................... 0.2%
                Steel Pipe & Tube.......................... 0.2%
                Steel -- Specialty......................... 0.2%
                Tobacco.................................... 0.2%
                Toys....................................... 0.2%
                Transactional Software..................... 0.2%
                Transport -- Air Freight................... 0.2%
                Transport -- Marine........................ 0.2%
                Vitamins & Nutrition Products.............. 0.2%
                Water...................................... 0.2%
                Web Hosting/Design......................... 0.2%
                Web Portals/ISP............................ 0.2%
                X-Ray Equipment............................ 0.2%
                Advertising Services....................... 0.1%
                Alternative Waste Technology............... 0.1%
                Athletic Footwear.......................... 0.1%
                Auction Houses/Art Dealers................. 0.1%
                Audio/Video Products....................... 0.1%
                Auto Repair Centers........................ 0.1%
                Auto/Truck Parts & Equipment -- Replacement 0.1%
                Banks -- Fiduciary......................... 0.1%
                Broadcast Services/Program................. 0.1%
                Building & Construction -- Misc............ 0.1%
                Building Products -- Air & Heating......... 0.1%
                Building Products -- Cement................ 0.1%
                Building Products -- Wood.................. 0.1%
                Circuit Boards............................. 0.1%
                Coal....................................... 0.1%
                Coffee..................................... 0.1%
                Collectibles............................... 0.1%
                Commerce................................... 0.1%
                Computer Graphics.......................... 0.1%
                Computer Software.......................... 0.1%
                Computers -- Voice Recognition............. 0.1%
                Containers -- Paper/Plastic................ 0.1%
                Cosmetics & Toiletries..................... 0.1%
                Decision Support Software.................. 0.1%
                Dental Supplies & Equipment................ 0.1%
                E-Commerce/Products........................ 0.1%
                E-Commerce/Services........................ 0.1%
                Educational Software....................... 0.1%
                Electric Products -- Misc.................. 0.1%
                Electronic Security Devices................ 0.1%
                Engineering/R&D Services................... 0.1%
                Engines -- Internal Combustion............. 0.1%
                Environmental Consulting & Engineering..... 0.1%
                Environmental Monitoring & Detection....... 0.1%
                Filtration/Separation Products............. 0.1%
                Finance -- Credit Card..................... 0.1%

                 Finance -- Leasing Companies...........   0.1%
                 Food -- Baking.........................   0.1%
                 Food -- Canned.........................   0.1%
                 Food -- Confectionery..................   0.1%
                 Golf...................................   0.1%
                 Insurance -- Reinsurance...............   0.1%
                 Internet Content -- Entertainment......   0.1%
                 Internet Incubators....................   0.1%
                 Internet Infrastructure Equipment......   0.1%
                 Internet Security......................   0.1%
                 Internet Telephone.....................   0.1%
                 Intimate Apparel.......................   0.1%
                 Leisure Products.......................   0.1%
                 Linen Supply & Related Items...........   0.1%
                 Machinery -- Construction & Mining.....   0.1%
                 Machinery -- Material Handling.........   0.1%
                 Medical Imaging Systems................   0.1%
                 Medical Sterilization Products.........   0.1%
                 Medical -- Hospitals...................   0.1%
                 Metal -- Aluminum......................   0.1%
                 Metal -- Diversified...................   0.1%
                 Motion Pictures & Services.............   0.1%
                 Multilevel Direct Selling..............   0.1%
                 Physical Therapy/Rehabilitation Centers   0.1%
                 Power Converter/Supply Equipment.......   0.1%
                 Precious Metals........................   0.1%
                 Private Corrections....................   0.1%
                 Publishing -- Books....................   0.1%
                 Publishing -- Newspapers...............   0.1%
                 Quarrying..............................   0.1%
                 Racetracks.............................   0.1%
                 Real Estate Management/Services........   0.1%
                 Real Estate Operations & Development...   0.1%
                 Recreational Centers...................   0.1%
                 Recreational Vehicles..................   0.1%
                 Retail -- Auto Parts...................   0.1%
                 Retail -- Bedding......................   0.1%
                 Retail -- Bookstore....................   0.1%
                 Retail -- Computer Equipment...........   0.1%
                 Retail -- Drug Store...................   0.1%
                 Retail -- Hair Salons..................   0.1%
                 Retail -- Home Furnishings.............   0.1%
                 Retail -- Jewelry......................   0.1%
                 Retail -- Music Store..................   0.1%
                 Retail -- Office Supplies..............   0.1%
                 Retail -- Petroleum Products...........   0.1%
                 Retail -- Video Rentals................   0.1%
                 Retirement/Aged Care...................   0.1%
                 Rubber -- Tires........................   0.1%
                 Rubber/Plastic Products................   0.1%
                 Schools -- Day Care....................   0.1%
                 Software Tools.........................   0.1%
                 Storage/Warehousing....................   0.1%
                 Transport -- Equipment & Leasing.......   0.1%
                 Travel Services........................   0.1%
                                                         -----
                                                         126.4%
                                                         =====

*  Calculated as a percentage of Net Assets

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 94.9%
         Advanced Materials -- 0.2%
           Ceradyne, Inc.#+.........................  21,070 $1,112,917
           Hexcel Corp.#+...........................  73,312  1,312,285
                                                             ----------
                                                              2,425,202
                                                             ----------
         Advertising Services -- 0.1%
           inVentiv Health, Inc.+...................  22,904    694,220
           Marchex, Inc., Class B#+.................  18,104    247,844
                                                             ----------
                                                                942,064
                                                             ----------
         Aerospace/Defense -- 0.3%
           Esterline Technologies Corp.#+...........  19,930    776,074
           Herley Industries, Inc.+.................  11,408    184,125
           MTC Technologies, Inc.+..................   7,952    207,468
           Teledyne Technologies, Inc.+.............  26,896  1,081,219
           TransDigm Group, Inc.+...................   8,683    212,039
           United Industrial Corp.#.................   7,401    361,835
                                                             ----------
                                                              2,822,760
                                                             ----------
         Aerospace/Defense-Equipment -- 0.8%
           AAR Corp.#+..............................  28,640    761,538
           ARGON ST, Inc.#+.........................  10,029    227,357
           BE Aerospace, Inc.+......................  60,833  1,594,433
           Curtiss-Wright Corp.#....................  34,409  1,223,240
           GenCorp, Inc.#+..........................  43,438    599,879
           HEICO Corp.#.............................  16,168    601,288
           Innovative Solutions and Support, Inc.#+.   9,420    148,459
           K&F Industries Holdings, Inc.#+..........  14,723    306,680
           Kaman Corp., Class A.....................  18,869    436,251
           Moog, Inc. , Class A+....................  28,867  1,055,955
           Orbital Sciences Corp.+..................  46,890    849,647
           Sequa Corp., Class A#+...................   5,275    600,559
           Triumph Group, Inc.#+....................  12,500    663,250
                                                             ----------
                                                              9,068,536
                                                             ----------
         Agricultural Chemicals -- 0.2%
           CF Industries Holdings, Inc..............  43,225    983,369
           UAP Holding Corp.........................  39,989    960,136
                                                             ----------
                                                              1,943,505
                                                             ----------
         Agricultural Operations -- 0.2%
           Alico, Inc.#.............................   2,991    170,457
           Andersons, Inc.#.........................  11,116    457,979
           Delta & Pine Land Co.....................  27,947  1,133,251
           Maui Land & Pineapple Co., Inc.+.........   2,777     88,309
           Tejon Ranch Co.#+........................   8,560    434,591
                                                             ----------
                                                              2,284,587
                                                             ----------
         Airlines -- 0.6%
           AirTran Holdings, Inc.#+.................  71,299    886,247
           Alaska Air Group, Inc.+..................  31,136  1,280,624
           ExpressJet Holdings, Inc.#+..............  38,844    306,868
           Frontier Airlines Holdings, Inc.#+.......  28,427    233,101
           JetBlue Airways Corp.+................... 136,448  1,863,880
           Mesa Air Group, Inc.#+...................  28,391    231,954
           Republic Airways Holdings, Inc.+.........  25,533    440,955
           Skywest, Inc.#...........................  50,022  1,262,555
                                                             ----------
                                                              6,506,184
                                                             ----------
         Alternative Waste Technology -- 0.1%
           Calgon Carbon Corp.#+....................  31,194    182,485
           Darling International, Inc.+.............  63,502    289,569
           Rentech, Inc.#+.......................... 108,546    436,355
           Synagro Technologies, Inc.#..............  48,235    218,504
                                                             ----------
                                                              1,126,913
                                                             ----------
         Apparel Manufacturers -- 0.8%
           Carter's, Inc.+..........................  38,121  1,050,615

                                                                 Value
                    Security Description                Shares  (Note 3)

       ------------------------------------------------------------------
       Apparel Manufacturers (continued)
         Columbia Sportswear Co.#...................... 10,339 $  608,450
         Guess ?, Inc.#+............................... 16,452  1,022,656
         Gymboree Corp.+............................... 26,135  1,040,173
         Hartmarx Corp.#+.............................. 24,900    163,842
         Kellwood Co.#................................. 20,105    628,281
         Maidenform Brands, Inc.+...................... 11,417    218,293
         Oxford Industries, Inc........................ 11,884    603,945
         Phillips-Van Heusen Corp...................... 43,355  2,138,702
         Quiksilver, Inc.#+............................ 95,860  1,394,763
         True Religion Apparel, Inc.#+................. 10,352    157,350
         Volcom, Inc.#+................................ 10,301    333,856
                                                               ----------
                                                                9,360,926
                                                               ----------
       Applications Software -- 0.4%
         Actuate Corp.+................................ 44,269    239,495
         American Reprographics Co.#+.................. 20,512    641,205
         EPIQ Systems, Inc.#+.......................... 11,710    182,910
         Keane, Inc.#+................................. 33,939    420,844
         MapInfo Corp.+................................ 16,703    221,315
         Nuance Communications, Inc.#+................. 98,630  1,010,958
         PDF Solutions, Inc.#+......................... 16,538    243,274
         Progress Software Corp.#+..................... 32,265    874,704
         Quest Software, Inc.+......................... 52,637    753,235
         VA Software Corp.#+........................... 51,603    235,310
         Verint Systems, Inc.#+........................ 10,442    356,281
                                                               ----------
                                                                5,179,531
                                                               ----------
       Athletic Equipment -- 0.0%
         Nautilus, Inc.#............................... 25,765    400,388
                                                               ----------
       Athletic Footwear -- 0.1%
         K-Swiss, Inc., Class A........................ 20,323    674,927
                                                               ----------
       Auction House/Art Dealer -- 0.1%
         Sotheby's Holdings, Inc., Class A............. 50,003  1,554,593
                                                               ----------
       Audio/Video Products -- 0.1%
         DTS, Inc.+.................................... 13,811    343,894
         Tivo, Inc.#+.................................. 66,726    380,338
         Universal Electronics, Inc.+.................. 10,827    227,367
                                                               ----------
                                                                  951,599
                                                               ----------
       Auto Repair Centers -- 0.1%
         Midas, Inc.+.................................. 12,199    268,256
         Monro Muffler Brake, Inc......................  9,292    346,592
                                                               ----------
                                                                  614,848
                                                               ----------
       Auto - Heavy Duty Trucks -- 0.2%
         A.S.V., Inc.#+................................ 16,408    245,136
         Navistar International Corp.+................. 48,791  1,560,824
                                                               ----------
                                                                1,805,960
                                                               ----------
       Auto - Truck Trailers -- 0.0%
         Wabash National Corp.#........................ 24,466    359,650
                                                               ----------
       Auto/Truck Parts & Equipment-Original -- 0.7%
         Accuride Corp.+............................... 17,780    200,203
         American Axle & Manufacturing Holdings, Inc.#. 40,753    745,780
         ArvinMeritor, Inc.#........................... 55,354    958,178
         Fuel Systems Solutions, Inc.#+................  8,787    166,953
         Keystone Automotive Industries, Inc.+......... 12,669    454,437
         Lear Corp..................................... 52,892  1,637,007
         Miller Industries, Inc.+......................  7,500    167,475
         Modine Manufacturing Co....................... 26,371    648,727
         Noble International, Ltd.#....................  9,014    170,815
         Superior Industries International, Inc.#...... 18,060    356,324
         Tenneco, Inc.+................................ 35,543    838,104
         Titan International, Inc.#.................... 13,013    247,377

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Auto/Truck Parts & Equipment-Original (continued)
        Visteon Corp.+................................. 100,531 $  808,269
                                                                ----------
                                                                 7,399,649
                                                                ----------
      Auto/Truck Parts & Equipment-Replacement -- 0.1%
        Aftermarket Technology Corp.+..................  17,078    331,655
        Commercial Vehicle Group, Inc.+................  16,551    387,293
                                                                ----------
                                                                   718,948
                                                                ----------
      Banks - Commercial -- 7.2%
        1st Source Corp................................   9,997    312,606
        Alabama National Bancorp.#.....................  12,947    886,611
        AMCORE Financial, Inc..........................  17,187    547,234
        AmericanWest Bancorp...........................   8,869    193,965
        Ameris Bancorp.................................  10,186    284,291
        Arrow Financial Corp.#.........................   8,356    205,056
        Bancfirst Corp.................................   5,495    292,719
        Bancorp, Inc.+.................................   8,315    222,925
        BancTrust Financial Group, Inc.#...............   7,655    185,328
        Bank Mutual Corp...............................  47,776    579,045
        Bank of Granite Corp...........................  12,629    235,531
        Bank of the Ozarks, Inc.#......................   9,295    304,411
        BankFinancial Corp.#...........................  19,218    336,507
        Banner Corp....................................   9,548    435,962
        Cadence Financial Corp.........................   8,128    171,907
        Camden National Corp...........................   5,196    233,352
        Capital City Bank Group, Inc.#.................  10,249    348,773
        Capital Corp. of the West......................   7,446    238,049
        Capitol Bancorp, Ltd...........................  10,535    471,968
        Cardinal Financial Corp.#......................  19,140    190,443
        Cascade Bancorp#...............................  22,099    668,495
        Cass Information Systems, Inc.#................   4,562    176,276
        Cathay General Bancorp#........................  40,451  1,389,896
        Centennial Bank Holdings, Inc.#+...............  46,376    441,963
        Center Financial Corp..........................   9,564    214,521
        Centerstate Banks of Florida, Inc.#............   7,080    148,538
        Central Pacific Financial Corp.................  23,937    896,919
        Chemical Financial Corp.#......................  19,692    643,141
        Chittenden Corp................................  36,753  1,105,530
        Citizens Banking Corp.#........................  33,563    900,831
        City Bank......................................   6,770    362,060
        City Holding Co................................  13,959    551,381
        Coastal Financial Corp.#.......................  13,171    182,682
        CoBiz, Inc.#...................................  11,594    268,865
        Columbia Bancorp.#.............................   7,762    196,146
        Columbia Banking System, Inc...................  12,564    422,527
        Community Bancorp Nevada#+.....................   6,751    205,163
        Community Bank Systems, Inc....................  23,472    564,267
        Community Banks, Inc.#.........................  18,720    513,302
        Community Trust Bancorp, Inc.#.................  11,806    477,080
        Corus Bankshares, Inc.#........................  30,674    687,404
        CVB Financial Corp.#...........................  47,889    696,306
        Enterprise Financial Services Corp.#+..........   7,384    229,495
        F.N.B. Corp.#..................................  45,171    809,464
        Farmers Capital Bank Corp.#....................   5,214    173,209
        First Bancorp/Troy NC#.........................   9,304    194,547
        First BanCorp/Puerto Rico#.....................  55,078    551,882
        First Busey Corp.#.............................  11,951    282,044
        First Charter Corp.............................  24,416    587,205
        First Commonwealth Financial Corp.#............  55,451    761,897
        First Community Bancorp#.......................  18,080    976,501
        First Community Bancshares, Inc.#..............   7,842    295,330
        First Financial Bancorp#.......................  26,351    437,163
        First Financial Bankshares, Inc.#..............  16,274    678,951
        First Financial Corp.#.........................  10,458    354,526
        First Indiana Corp.............................  10,014    248,648

                                                                  Value
                    Security Description                 Shares  (Note 3)

     ---------------------------------------------------------------------
     Banks - Commercial (continued)
       First Merchants Corp............................. 14,487 $  386,368
       First Midwest Bancorp, Inc....................... 39,180  1,459,455
       First Regional Bancorp#+.........................  6,407    215,660
       First Republic Bank#............................. 19,953    800,514
       First South Bancorp, Inc.#.......................  6,396    191,560
       First State Bancorp.............................. 13,808    352,932
       FirstMerit Corp.#................................ 62,661  1,485,066
       Flag Financial Corp.#............................ 11,047    281,146
       FNB Corp.#.......................................  5,762    225,294
       Fremont General Corp.#........................... 51,696    879,349
       Frontier Financial Corp.#........................ 31,248    938,690
       GB&T Bancshares, Inc.#........................... 11,039    241,864
       Glacier Bancorp, Inc.#........................... 25,401    902,752
       Great Southern Bancorp, Inc.#....................  8,233    240,815
       Greater Bay Bancorp.............................. 39,555  1,018,146
       Greene County Bancshares, Inc....................  6,819    262,804
       Hancock Holding Co.#............................. 21,220  1,139,938
       Hanmi Financial Corp.#........................... 31,940    697,250
       Harleysville National Corp.#..................... 22,693    458,626
       Heartland Financial USA, Inc.#................... 11,379    329,422
       Heritage Commerce Corp...........................  9,301    241,082
       Home Bancshares, Inc.............................  8,954    198,868
       IBERIABANK Corp..................................  7,626    434,911
       Independent Bank Corp./Rockland MA............... 11,834    406,616
       Independent Bank Corp./MI........................ 18,014    423,149
       Integra Bank Corp................................ 13,740    382,659
       Interchange Financial Services Corp.#............ 14,217    325,854
       International Bancshares Corp.#.................. 36,552  1,129,822
       Intervest Bancshares Corp.#+.....................  3,807    132,788
       Irwin Financial Corp.#........................... 15,888    350,013
       Lakeland Bancorp, Inc.#.......................... 14,946    223,443
       Lakeland Financial Corp..........................  9,474    235,997
       Macatawa Bank Corp.#............................. 11,383    251,678
       MainSource Financial Group, Inc.................. 14,105    257,557
       MB Financial, Inc................................ 22,337    802,345
       MBT Financial Corp.#............................. 11,603    177,990
       Mercantile Bank Corp.............................  6,285    240,338
       MetroCorp Bancshares, Inc........................  5,456    119,432
       Mid-State Bancshares............................. 17,524    637,348
       Midwest Banc Holdings, Inc.#..................... 14,886    346,844
       Nara BanCorp., Inc.#............................. 16,668    338,027
       National Penn Bancshares, Inc.#.................. 37,726    766,970
       NBT Bancorp, Inc.#............................... 27,003    668,324
       Northern Empire Bancshares+......................  7,249    212,396
       Old National Bancorp#............................ 52,718    990,044
       Old Second Bancorp, Inc.#........................ 10,651    320,915
       Omega Financial Corp.#...........................  9,893    321,127
       Oriental Financial Group, Inc.#.................. 16,490    189,965
       Pacific Capital Bancorp.......................... 36,680  1,195,401
       Park National Corp.#.............................  9,335    935,834
       Peoples Bancorp, Inc.............................  8,326    237,624
       Pinnacle Financial Partners, Inc.#+.............. 12,040    394,430
       Placer Sierra Bancshares#........................  9,205    214,845
       Preferred Bank Los Angeles California............  3,322    189,254
       Premierwest Bancorp#............................. 11,263    174,126
       PrivateBancorp, Inc.#............................ 13,965    560,136
       Prosperity Bancshares, Inc.#..................... 20,104    681,727
       Provident Bankshares Corp.#...................... 25,886    954,417
       R-G Financial Corp., Class B..................... 21,849    162,338
       Renasant Corp.#.................................. 12,186    371,795
       Republic Bancorp, Inc............................ 58,589    800,326
       Republic Bancorp, Inc., Class A..................  5,916    147,190
       Royal Bancshares of Pennsylvania, Inc., Class A#.  3,599     89,291
       S&T Bancorp, Inc................................. 20,419    692,204
       S.Y. Bancorp, Inc.#..............................  9,654    269,154

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Banks - Commercial (continued)
           Sandy Spring Bancorp, Inc.#.............. 11,629 $   437,599
           Santander Bancorp........................  3,444      62,130
           SCBT Financial Corp......................  6,816     275,571
           Seacoast Banking Corp. of Florida#....... 11,362     272,688
           Security Bank Corp.#..................... 12,556     312,644
           Shore Bancshares, Inc.#..................  6,571     189,836
           Sierra Bancorp#..........................  4,700     144,619
           Signature Bank#+......................... 23,027     740,548
           Simmons First National Corp., Class A#... 11,205     359,568
           Smithtown Bancorp, Inc.#.................  6,114     167,524
           Southside Bancshares, Inc.#..............  8,257     213,774
           Southwest Bancorp, Inc................... 11,115     296,882
           State National Bancshares, Inc.#.........  8,267     316,213
           Sterling Bancorp......................... 14,752     274,387
           Sterling Bancshares, Inc................. 35,902     661,315
           Sterling Financial Corp.#................ 19,980     464,335
           Suffolk Bancorp#.........................  8,091     293,622
           Summit Bankshares, Inc...................  8,179     224,023
           Sun Bancorp, Inc.#+...................... 11,874     238,905
           Superior Bancorp.#+...................... 19,992     216,913
           Susquehanna Bancshares, Inc.............. 40,688   1,125,430
           SVB Financial Group#+.................... 27,912   1,325,262
           Taylor Capital Group, Inc................  4,686     171,882
           Texas Capital Bancshares, Inc.#+......... 18,246     355,797
           Texas United Bancshares, Inc.............  7,273     244,809
           Tompkins Trustco, Inc.#..................  5,210     235,753
           TriCo Bancshares......................... 10,831     292,870
           TrustCo Bank Corp. NY#................... 58,938     664,231
           Trustmark Corp.#......................... 38,392   1,252,347
           U.S.B. Holding Co., Inc.#................  9,261     221,894
           UAP Holding Corp.#....................... 44,052   1,322,441
           UCBH Holdings, Inc.#..................... 74,196   1,250,945
           UMB Financial Corp.#..................... 24,843     913,726
           Union Bankshares Corp.................... 10,395     321,725
           United Bankshares, Inc................... 29,185   1,125,957
           United Community Banks, Inc.#............ 26,597     886,478
           United Security Bancshares#..............  5,825     144,984
           Univest Corp. of Pennsylvania#...........  9,033     279,029
           Vineyard National Bancorp#...............  7,115     153,826
           Virginia Commerce Bancorp, Inc.#+........ 12,243     238,004
           Virginia Financial Group, Inc.#..........  8,458     232,341
           W Holding Co., Inc.#..................... 85,532     525,166
           Washington Trust Bancorp, Inc.#..........  9,036     253,821
           WesBanco, Inc............................ 17,230     562,387
           West Bancorp., Inc.#..................... 13,774     250,687
           West Coast Bancorp....................... 12,152     419,122
           Westamerica Bancorp.#.................... 24,688   1,222,797
           Western Alliance Bancorp.#+.............. 10,301     358,372
           Wilshire Bancorp, Inc.#.................. 11,987     229,072
           Wintrust Financial Corp.#................ 20,124     958,305
           Yardville National Bancorp...............  7,658     297,360
                                                            -----------
                                                             80,674,999
                                                            -----------
         Banks - Fiduciary -- 0.1%
           Boston Private Financial Holdings, Inc.#. 27,695     751,919
                                                            -----------
         Batteries/Battery Systems -- 0.2%
           China BAK Battery, Inc.#+................ 21,270     158,036
           Energy Conversion Devices, Inc.#+........ 30,671   1,171,019
           EnerSys#+................................ 36,566     609,921
           Greatbatch, Inc.#+....................... 17,132     445,603
           Medis Technologies, Ltd.#+............... 16,145     326,129
                                                            -----------
                                                              2,710,708
                                                            -----------
         Beverages - Non-alcoholic -- 0.0%
           Coca-Cola Bottling Co....................  3,660     231,056

                                                                 Value
                     Security Description               Shares  (Note 3)

       ------------------------------------------------------------------
       Beverages - Non-alcoholic (continued)
         Jones Soda Co.#+.............................. 19,870 $  191,348
         National Beverage Corp.#......................  6,436     81,351
                                                               ----------
                                                                  503,755
                                                               ----------
       Brewery -- 0.0%
         Boston Beer Co., Inc., Class A#+..............  7,375    265,943
                                                               ----------
       Broadcast Services/Program -- 0.1%
         Acacia Research -- Acacia Technologies+....... 21,876    304,733
         CKX, Inc.#+................................... 40,119    490,254
         Crown Media Holdings, Inc., Class A#+......... 12,182     39,348
         Fisher Communications, Inc.+..................  5,979    270,729
         Gray Television, Inc.......................... 33,681    211,517
         World Wrestling Entertainment, Inc.#.......... 16,815    268,031
                                                               ----------
                                                                1,584,612
                                                               ----------
       Building & Construction Products - Misc. -- 0.3%
         Builders FirstSource, Inc.+................... 11,830    196,851
         Drew Industries, Inc.#+....................... 14,543    403,423
         ElkCorp#...................................... 16,086    578,292
         Interline Brands, Inc.+....................... 21,299    517,992
         NCI Building Systems, Inc.+................... 16,067    886,577
         Simpson Manufacturing Co., Inc.#.............. 29,072    900,360
         Trex Co., Inc.#+..............................  9,325    211,211
                                                               ----------
                                                                3,694,706
                                                               ----------
       Building & Construction - Misc. -- 0.1%
         Dycom Industries, Inc.#+...................... 31,669    643,514
         Insituform Technologies, Inc., Class A#+...... 21,347    549,045
         Layne Christensen Co.#+.......................  9,396    289,303
                                                               ----------
                                                                1,481,862
                                                               ----------
       Building Products - Air & Heating -- 0.1%
         Aaon, Inc.....................................  7,355    205,352
         Comfort Systems USA, Inc...................... 31,635    426,756
         Goodman Global, Inc.+......................... 18,508    296,313
                                                               ----------
                                                                  928,421
                                                               ----------
       Building Products - Cement -- 0.1%
         Texas Industries, Inc.#....................... 18,173  1,240,307
         US Concrete, Inc.#+........................... 26,244    163,238
                                                               ----------
                                                                1,403,545
                                                               ----------
       Building Products - Doors & Windows -- 0.0%
         Apogee Enterprises, Inc.#..................... 22,106    379,118
         PGT, Inc.+....................................  8,013     91,749
                                                               ----------
                                                                  470,867
                                                               ----------
       Building Products - Light Fixtures -- 0.2%
         Genlyte Group, Inc.+.......................... 19,487  1,653,667
         LSI Industries, Inc........................... 16,850    287,966
                                                               ----------
                                                                1,941,633
                                                               ----------
       Building Products - Wood -- 0.1%
         Universal Forest Products, Inc................ 13,167    614,109
                                                               ----------
       Building - Heavy Construction -- 0.3%
         Granite Construction, Inc.#................... 27,211  1,404,088
         Infrasource Services, Inc.+................... 20,958    452,902
         Perini Corp.#+................................ 17,082    555,507
         Sterling Construction Co., Inc.#+.............  6,821    164,045
         Washington Group International, Inc.+......... 22,740  1,336,657
                                                               ----------
                                                                3,913,199
                                                               ----------
       Building - Maintance & Services -- 0.2%
         ABM Industries, Inc........................... 34,357    713,595
         Healthcare Services Group#.................... 21,413    535,325
         Home Solutions of America, Inc.#+............. 35,009    206,203

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                    Security Description                 Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Building - Maintance & Services (continued)
       Integrated Electrical Services, Inc.#+...........  12,039 $  189,012
       Rollins, Inc.....................................  23,232    509,013
                                                                 ----------
                                                                  2,153,148
                                                                 ----------
     Building - Mobile Home/Manufactured Housing -- 0.3%
       Cavco Industries, Inc.#+.........................   4,993    177,252
       Champion Enterprises, Inc.#+.....................  59,894    560,009
       Fleetwood Enterprises, Inc.#+....................  50,099    384,259
       MonaCo. Coach Corp.#.............................  20,999    271,097
       Palm Harbor Homes, Inc.#+........................   7,550    103,586
       Skyline Corp.....................................   5,358    224,447
       Williams Scotsman International, Inc.#+..........  23,376    466,351
       Winnebago Industries, Inc.#......................  25,569    889,801
                                                                 ----------
                                                                  3,076,802
                                                                 ----------
     Building - Residential/Commerical -- 0.3%
       Amrep Corp.#.....................................   1,318    115,562
       Brookfield Homes Corp.#..........................   9,681    353,356
       Hovnanian Enterprises, Inc., Class A#+...........  39,170  1,390,927
       Levitt Corp., Class A#...........................  12,845    160,049
       M/I Homes, Inc.#.................................   9,456    352,520
       Meritage Home Corp.#+............................  17,761    862,474
       Orleans Homebuilders, Inc.#......................   3,700     52,947
       Technical Olympic USA, Inc.#.....................  15,447    143,966
       WCI Communities, Inc.#+..........................  26,257    487,855
                                                                 ----------
                                                                  3,919,656
                                                                 ----------
     Cable TV -- 0.2%
       Charter Communications, Inc., Class A#+.......... 338,977    999,982
       LodgeNet Entertainment Corp.+....................  13,035    308,278
       Mediacom Communications Corp., Class A+..........  43,514    352,028
       Outdoor Channel Holdings, Inc.#+.................  10,318    132,690
                                                                 ----------
                                                                  1,792,978
                                                                 ----------
     Capacitors -- 0.0%
       KEMET Corp.#+....................................  68,157    500,954
                                                                 ----------
     Casino Hotels -- 0.3%
       Ameristar Casinos, Inc...........................  20,263    616,806
       Aztar Corp.+.....................................  28,403  1,531,774
       Monarch Casino & Resort, Inc.+...................   8,170    192,485
       MTR Gaming Group, Inc.#+.........................  17,798    197,558
       Riviera Holdings Corp.#+.........................   8,615    194,268
       Trump Entertainment Resorts, Inc.#+..............  24,313    518,353
                                                                 ----------
                                                                  3,251,244
                                                                 ----------
     Casino Services -- 0.2%
       Bally Technologies, Inc.#+.......................  40,955    804,766
       Progressive Gaming International Corp.#+.........  26,808    214,464
       Shuffle Master, Inc.#+...........................  27,311    850,464
                                                                 ----------
                                                                  1,869,694
                                                                 ----------
     Cellular Telecom -- 0.2%
       Centennial Communications Corp.#.................  17,922    116,672
       Dobson Communications Corp., Class A+............ 116,662  1,009,126
       iPCS, Inc.+(2)(5)................................  13,119    693,602
       Syniverse Holdings, Inc.+........................  18,547    256,876
                                                                 ----------
                                                                  2,076,276
                                                                 ----------
     Chemicals - Diversified -- 0.3%
       Georgia Gulf Corp................................  26,867    547,281
       Innospec, Inc.#..................................   9,658    411,238
       Olin Corp.#......................................  56,800    950,264
       Pioneer Cos, Inc.+...............................   9,245    249,707
       Rockwood Holdings, Inc.+.........................  27,644    699,670
                                                                 ----------
                                                                  2,858,160
                                                                 ----------

                                                             Value
                    Security Description            Shares  (Note 3)

          ------------------------------------------------------------
          Chemicals - Fibers -- 0.0%
            Zoltek Cos., Inc.#+.................... 12,845 $   288,370
                                                           -----------
          Chemicals - Other -- 0.0%
            American Vanguard Corp.#............... 13,903     247,751
                                                           -----------
          Chemicals - Plastics -- 0.2%
            A. Schulman, Inc....................... 20,246     461,406
            PolyOne Corp.+......................... 72,673     558,129
            Spartech Corp.......................... 25,179     753,356
                                                           -----------
                                                             1,772,891
                                                           -----------
          Chemicals - Specialty -- 1.1%
            Arch Chemicals, Inc.................... 18,817     619,079
            Balchem Corp...........................  9,120     236,664
            Ferro Corp............................. 33,519     699,206
            H.B. Fuller Co......................... 46,197   1,204,356
            Hercules, Inc.+........................ 89,252   1,662,765
            MacDermid, Inc......................... 21,725     709,321
            Minerals Technologies, Inc.#........... 15,619     887,784
            NewMarket Corp.#....................... 13,530     849,413
            NL Industries, Inc.#...................  5,950      65,986
            OM Group, Inc.+........................ 23,028   1,083,468
            Omnova Solutions, Inc.#+............... 32,541     155,546
            Sensient Technologies Corp............. 36,406     867,555
            Stepan Co..............................  4,837     146,658
            Symyx Technologies+.................... 26,498     579,246
            Terra Industries, Inc.#+............... 74,755     773,714
            Tronox, Inc., Class B#................. 32,455     482,606
            WR Grace & Co.#+....................... 53,295     979,029
                                                           -----------
                                                            12,002,396
                                                           -----------
          Circuit Boards -- 0.1%
            Multi-Fineline Electronix, Inc.#+......  6,542     141,111
            Park Electrochemical Corp.............. 15,832     513,590
            TTM Technologies, Inc.+................ 32,802     413,633
                                                           -----------
                                                             1,068,334
                                                           -----------
          Coal -- 0.1%
            Alpha Natural Resources, Inc.#+........ 40,621     639,781
            International Coal Group, Inc.#+....... 89,231     455,078
            James River Coal Co.#+................. 13,083     135,802
            Westmoreland Coal Co.+.................  5,277     116,674
                                                           -----------
                                                             1,347,335
                                                           -----------
          Coatings/Paint -- 0.0%
            Kronos Worldwide, Inc..................  1,961      72,165
                                                           -----------
          Coffee -- 0.1%
            Farmer Brothers Co.#...................  5,253     110,366
            Green Mountain Coffee Roasters, Inc.#+.  3,746     184,303
            Peet's Coffee & Tea, Inc.#+............ 10,858     276,336
                                                           -----------
                                                               571,005
                                                           -----------
          Collectibles -- 0.1%
            RC2 Corp.+............................. 16,360     701,353
            The Topps Co., Inc.#................... 27,097     237,912
                                                           -----------
                                                               939,265
                                                           -----------
          Commerce -- 0.1%
            Agile Software Corp.#+................. 44,686     299,843
            Ariba, Inc.+........................... 58,583     442,888
            i2 Technologies, Inc.#+................ 11,126     214,954
            webMethods, Inc.#+..................... 42,682     304,323
                                                           -----------
                                                             1,262,008
                                                           -----------
          Commercial Services -- 0.7%
            Arbitron, Inc.#........................ 23,645   1,042,981
            Central Parking Corp.#.................  7,862     143,560

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Commercial Services (continued)
          Coinmach Service Corp., Class A............ 20,696 $  211,513
          CoStar Group, Inc.+........................ 13,181    649,955
          DynCorp International, Inc., Class A+...... 19,656    257,494
          First Advantage Corp., Class A#+...........  5,396    103,495
          ICT Group, Inc.+...........................  5,317    178,279
          Live Nation, Inc.+......................... 50,114  1,074,444
          Medifast, Inc.#+...........................  9,122    119,042
          PeopleSupport, Inc.+....................... 14,537    322,431
          PHH Corp.+................................. 41,845  1,204,299
          Pre-Paid Legal Services, Inc.#.............  7,520    312,230
          Source Interlink Cos., Inc.#+.............. 26,728    238,414
          Standard Parking Corp.#+...................  4,009    151,620
          StarTek, Inc.#.............................  8,893    121,834
          Team, Inc.#+...............................  4,990    153,942
          TeleTech Holdings, Inc.+................... 25,652    579,222
          The Providence Service Corp.#+.............  9,431    251,902
          Vertrue, Inc.#+............................  5,935    227,370
                                                             ----------
                                                              7,344,027
                                                             ----------
        Commercial Services - Finance -- 0.9%
          Advance America Cash Advance Centers, Inc.. 53,045    751,117
          Bankrate, Inc.#+...........................  8,028    293,022
          CBIZ, Inc.#+............................... 43,011    301,077
          Clayton Holdings, Inc.+....................  6,770    101,279
          Coinstar, Inc.+............................ 21,897    714,718
          Deluxe Corp................................ 40,298    992,137
          Dollar Financial Corp.+....................  9,655    282,505
          Euronet Worldwide, Inc.#+.................. 27,553    912,280
          Global Cash Access, Inc.+.................. 26,151    419,201
          Heartland Payment Systems, Inc.#........... 11,512    326,941
          Interactive Data Corp...................... 28,164    658,474
          Jackson Hewitt Tax Service, Inc............ 27,709  1,002,512
          Morningstar, Inc.#+........................ 11,044    494,771
          Net 1 UEPS Technologies, Inc.#+............ 37,712    904,334
          QC Holdings, Inc.#+........................  4,272     62,200
          Rewards Network, Inc.#+.................... 20,815    116,564
          TNS, Inc.#+................................ 18,921    326,387
          Wright Express Corp.#+..................... 31,657    976,935
                                                             ----------
                                                              9,636,454
                                                             ----------
        Communications Software -- 0.3%
          Avid Technology, Inc.#+.................... 33,180  1,293,356
          Digi International, Inc.#+................. 19,510    259,288
          InPhonic, Inc.#+........................... 18,747    211,279
          Inter-Tel, Inc............................. 16,542    368,721
          Smith Micro Software, Inc.#+............... 15,781    252,496
          Ulticom, Inc.#+............................ 10,165    105,411
          Witness Systems, Inc.#+.................... 26,314    499,703
                                                             ----------
                                                              2,990,254
                                                             ----------
        Computer Aided Design -- 0.3%
          Ansys, Inc.#+.............................. 25,885  1,215,301
          Aspen Technology, Inc.#+................... 41,904    408,564
          Parametric Technology Corp.#+.............. 87,504  1,694,077
                                                             ----------
                                                              3,317,942
                                                             ----------
        Computer Graphics -- 0.1%
          Trident Microsystems, Inc.+................ 44,855    941,058
                                                             ----------
        Computer Services -- 0.8%
          BISYS Group, Inc.+......................... 94,609  1,134,362
          CACI International, Inc., Class A+......... 23,999  1,436,100
          CIBER, Inc.+............................... 42,860    297,448
          COMSYS IT Partners, Inc.#+................. 12,905    237,581
          Covansys Corp.+............................ 24,516    558,475
          iGate Corp.#+.............................. 17,302    112,636

                                                             Value
                   Security Description            Shares   (Note 3)

          -----------------------------------------------------------
          Computer Services (continued)
            IHS, Inc.+............................  18,349 $  679,830
            Kanbay International, Inc.#+..........  26,037    746,481
            Manhattan Associates, Inc.#+..........  21,574    625,646
            Ness Technologies, Inc.#+.............  21,546    342,581
            Perot Systems Corp., Class A+.........  67,880  1,067,074
            SI International, Inc.#+..............  10,076    346,917
            SRA International, Inc.+..............  30,090    878,026
            Sykes Enterprises, Inc.#+.............  22,959    395,584
            Syntel, Inc.#.........................   6,635    195,865
            Tyler Technologies, Inc.#+............  30,772    444,655
                                                           ----------
                                                            9,499,261
                                                           ----------
          Computer Software -- 0.1%
            Blackbaud, Inc........................  34,298    884,545
            Omniture, Inc.+.......................  10,824    121,987
                                                           ----------
                                                            1,006,532
                                                           ----------
          Computers -- 0.2%
            Gateway, Inc.#+....................... 222,487    422,725
            Palm, Inc.#+..........................  71,989  1,008,566
            Rackable Systems, Inc.#+..............  21,743    774,268
                                                           ----------
                                                            2,205,559
                                                           ----------
          Computers - Integrated Systems -- 0.8%
            3D Systems Corp.#+....................  12,077    173,546
            Agilysys, Inc.........................  23,978    367,343
            Brocade Communications Systems, Inc.+. 214,567  1,984,745
            Echelon Corp.#+.......................  24,205    193,640
            Integral Systems, Inc.................   8,637    208,065
            Jack Henry & Assoc., Inc.#............  62,461  1,366,647
            Kronos, Inc.+.........................  25,175    887,671
            Maxwell Technologies, Inc.#+..........  11,270    159,583
            McDATA Corp., Class A#+............... 120,978    758,532
            Mercury Computer Systems, Inc.#+......  16,478    215,532
            MICROS Systems, Inc.+.................  30,533  1,554,740
            MTS Systems Corp......................  14,335    549,604
            NetScout Systems, Inc.+...............  20,246    158,121
            Radiant Systems, Inc.#+...............  20,513    201,233
            Radisys Corp.#+.......................  16,569    279,850
            Stratasys, Inc.#+.....................   7,955    239,446
                                                           ----------
                                                            9,298,298
                                                           ----------
          Computers - Memory Devices -- 0.3%
            Hutchinson Technology, Inc.#+.........  20,148    480,127
            Imation Corp..........................  27,399  1,268,847
            Komag, Inc.#+.........................  24,139    953,008
            Quantum Corp.#+....................... 165,277    390,054
            Silicon Storage Technology, Inc.#+....  71,062    327,596
                                                           ----------
                                                            3,419,632
                                                           ----------
          Computers - Peripher Equipment -- 0.2%
            Electronics for Imaging, Inc.#+.......  45,488  1,114,456
            Mobility Electronics, Inc.#+..........  21,993     70,817
            Sigma Designs, Inc.#+.................  17,873    467,379
            Synaptics, Inc.#+.....................  19,644    563,194
                                                           ----------
                                                            2,215,846
                                                           ----------
          Computers - Voice Recognition -- 0.1%
            Intervoice, Inc.#+....................  30,249    202,971
            Talx Corp.............................  25,191    628,515
                                                           ----------
                                                              831,486
                                                           ----------
          Consulting Services -- 0.8%
            BearingPoint, Inc.#+.................. 146,277  1,225,801
            Clark, Inc............................  13,771    225,844
            CRA International, Inc.+..............   8,886    458,784

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                   Security Description                  Shares   (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Consulting Services (continued)
      Diamond Management & Technology Consultants, Inc..  22,949 $  255,881
      First Consulting Group, Inc.#+....................  16,932    210,634
      Forrester Research, Inc.#+........................  10,900    306,508
      FTI Consulting, Inc.+.............................  31,397    843,951
      Gartner, Inc., Class A#+..........................  44,657    860,987
      Huron Consulting Group, Inc.#+....................  13,671    562,425
      LECG Corp.#+......................................  19,143    350,126
      MAXIMUS, Inc......................................  16,842    492,797
      Navigant Consulting, Inc.#+.......................  33,399    636,251
      The Advisory Board Co.#+..........................  14,650    812,636
      Watson Wyatt Worldwide, Inc., Class A.............  33,237  1,542,197
                                                                 ----------
                                                                  8,784,822
                                                                 ----------
    Consumer Products - Misc. -- 0.6%
      American Greetings Corp., Class A#................  41,920    998,115
      Blyth, Inc........................................  20,278    515,467
      Central Garden & Pet Co.#+........................  16,920    883,224
      CNS, Inc.#........................................   9,947    371,222
      CSS Industries, Inc...............................   5,303    163,651
      Fossil, Inc.#+....................................  34,036    715,437
      Playtex Products, Inc.+...........................  43,874    651,968
      Russ Berrie and Co., Inc.#+.......................   9,247    148,414
      Spectrum Brands, Inc. +...........................  29,009    256,439
      The Yankee Candle Co., Inc........................  31,931  1,087,570
      Tupperware Brands Corp#...........................  47,634  1,011,270
      WD-40 Co.#........................................  13,193    428,772
                                                                 ----------
                                                                  7,231,549
                                                                 ----------
    Containers - Metal/Glass -- 0.2%
      Greif, Inc., Class A..............................  12,946  1,283,596
      Silgan Holdings, Inc.#............................  18,274    788,340
                                                                 ----------
                                                                  2,071,936
                                                                 ----------
    Containers - Paper/Plastic -- 0.1%
      AEP Industries, Inc.+.............................   5,096    262,291
      Chesapeake Corp...................................  15,569    253,463
      Graphic Packaging Corp.+..........................  59,466    252,136
                                                                 ----------
                                                                    767,890
                                                                 ----------
    Cosmetics & Toiletries -- 0.1%
      Chattem, Inc.#+...................................  13,699    667,689
      Elizabeth Arden, Inc.#+...........................  20,385    375,084
      Inter Parfums, Inc.#..............................   3,653     73,645
      Parlux Fragrances, Inc.#+.........................   9,404     62,066
      Revlon, Inc., Class A+............................ 123,090    200,637
                                                                 ----------
                                                                  1,379,121
                                                                 ----------
    Data Processing/Management -- 0.3%
      CSG Systems International, Inc.#+.................  37,473  1,039,126
      eFunds Corp.+.....................................  36,535    937,123
      FalconStor Software, Inc.#+.......................  29,079    250,952
      Infocrossing, Inc.+...............................  13,396    190,893
      infoUSA, Inc......................................  26,385    320,314
      Pegasystems, Inc.#................................  11,269    113,817
      Schawk, Inc.#.....................................  12,145    232,819
                                                                 ----------
                                                                  3,085,044
                                                                 ----------
    Decision Support Software -- 0.1%
      QAD, Inc.#........................................  11,981     98,244
      SPSS, Inc.#+......................................  15,194    428,623
      Wind River Systems, Inc.#+........................  59,220    634,246
                                                                 ----------
                                                                  1,161,113
                                                                 ----------
    Dental Supplies & Equipment -- 0.1%
      Align Technology, Inc.#+..........................  43,806    575,173
      Sirona Dental Systems, Inc.#......................  13,834    511,304
                                                                 ----------
                                                                  1,086,477
                                                                 ----------

                                                              Value
                    Security Description             Shares  (Note 3)

         -------------------------------------------------------------
         Diagnostic Equipment -- 0.2%
           Adeza Biomedical Corp.+.................. 11,817 $  180,800
           Immucor, Inc.+........................... 53,273  1,433,044
           Neurometrix, Inc.#+......................  9,796    178,777
                                                            ----------
                                                             1,792,621
                                                            ----------
         Diagnostic Kits -- 0.2%
           Biosite, Inc.#+.......................... 13,519    659,998
           Inverness Medical Innovations, Inc.#+.... 21,734    847,843
           Meridian Bioscience, Inc................. 16,501    401,469
           OraSure Technologies, Inc.#+............. 36,050    310,391
           Quidel Corp.+............................ 23,608    321,305
                                                            ----------
                                                             2,541,006
                                                            ----------
         Direct Marketing -- 0.2%
           Advo, Inc................................ 24,933    739,513
           Catalina Marketing Corp.#................ 36,261    887,307
           FTD Group, Inc.+......................... 10,087    176,724
           Gaiam, Inc.+............................. 12,724    174,064
           Sitel Corp. +............................ 45,965    189,835
           ValueVision Media, Inc., Class A+........ 23,935    316,421
                                                            ----------
                                                             2,483,864
                                                            ----------
         Disposable Medical Products -- 0.2%
           Arrow International, Inc................. 17,873    624,483
           ICU Medical, Inc.+....................... 11,219    453,360
           Medical Action Industries, Inc.+.........  7,213    226,632
           Merit Medical Systems, Inc.+............. 21,387    342,406
           Volcano Corp.+...........................  6,146    109,337
                                                            ----------
                                                             1,756,218
                                                            ----------
         Distribution/Wholesale -- 0.7%
           Beacon Roofing Supply, Inc.#+............ 34,385    705,924
           BlueLinx Holdings, Inc.#.................  9,846    106,435
           Brightpoint, Inc.+....................... 39,494    545,412
           Building Materials Holding Corp.#........ 22,739    560,289
           Central European Distribution Corp.#+.... 24,952    714,875
           Core-Mark Holding Co., Inc.#+............  7,788    252,876
           Directed Electronics, Inc.+..............  7,354    106,339
           Houston Wire & Cable Co.+................  6,671    150,431
           LKQ Corp.#+.............................. 35,119    803,874
           MWI Veterinary Supply, Inc.+.............  4,393    150,812
           NuCo2, Inc.#+............................ 12,186    304,285
           Owens & Minor, Inc....................... 31,490    977,135
           Scansource, Inc.#+....................... 20,156    615,161
           United Stationers, Inc.+................. 24,810  1,150,688
           Valley National Gases, Inc...............  1,911     50,087
           Watsco, Inc.#............................ 21,887  1,131,120
                                                            ----------
                                                             8,325,743
                                                            ----------
         Diversified Manufactured Operations -- 1.1%
           A.O. Smith Corp.......................... 16,084    575,646
           Actuant Corp., Class A................... 21,427  1,158,344
           Acuity Brands, Inc....................... 35,268  1,857,566
           Ameron International Corp................  6,866    516,392
           Barnes Group, Inc........................ 31,023    649,932
           Blount International, Inc.#+............. 29,809    350,256
           EnPro Industries, Inc.+.................. 16,563    577,717
           ESCO Technologies, Inc.+................. 20,258    897,429
           Federal Signal Corp...................... 37,905    614,819
           GenTek, Inc.#+...........................  8,028    263,559
           Griffon Corp.#+.......................... 23,377    557,308
           Jacuzzi Brands, Inc.#+................... 60,987    764,167
           Koppers Holdings, Inc.#..................  7,836    178,974
           Lancaster Colony Corp.................... 19,050    814,197
           Matthews International Corp., Class A.... 25,230  1,012,985
           Raven Industries, Inc.#.................. 12,636    352,671

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description                Shares  (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Diversified Manufactured Operations (continued)
       Standex International Corp......................  9,713 $   288,767
       Tredegar Corp................................... 26,785     532,754
                                                               -----------
                                                                11,963,483
                                                               -----------
     Diversified Minerals -- 0.0%
       AMCOL International Corp.#...................... 17,239     478,555
                                                               -----------
     Diversified Operations -- 0.0%
       Resource America, Inc., Class A#................ 12,350     325,299
                                                               -----------
     Diversified Operations/Commerical Services -- 0.2%
       Chemed Corp..................................... 20,549     768,944
       Compass Diversified Trust....................... 10,293     176,010
       Viad Corp....................................... 17,430     685,173
       Volt Information Sciences, Inc.#+...............  6,516     304,037
                                                               -----------
                                                                 1,934,164
                                                               -----------
     Drug Delivery Systems -- 0.3%
       Alkermes, Inc.#+................................ 75,945   1,152,845
       Bentley Pharmaceuticals, Inc.#+................. 15,150     139,229
       Conor Medsystems, Inc.#+........................ 23,613     763,172
       Depomed, Inc.#+................................. 28,887      97,638
       Emisphere Technologies, Inc.#+.................. 18,708     101,584
       I-Flow Corp.#+.................................. 18,365     265,007
       Nastech Pharmaceutical Co., Inc.#+.............. 17,048     317,775
       Noven Pharmaceuticals, Inc.#+................... 18,601     441,030
       Penwest Pharmaceuticals Co.#+................... 17,938     308,354
                                                               -----------
                                                                 3,586,634
                                                               -----------
     E-Commerce/Products -- 0.1%
       1-800-FLOWERS.COM, Inc., Class A#+.............. 19,691     110,663
       Blue Nile, Inc.#+............................... 10,409     348,806
       drugstore.com, Inc.+............................ 62,913     212,017
       Overstock.com, Inc.#+...........................  8,797     126,589
       Stamps.com, Inc.+............................... 14,658     228,811
                                                               -----------
                                                                 1,026,886
                                                               -----------
     E-Commerce/Services -- 0.1%
       Move, Inc.+..................................... 78,705     436,026
       Priceline.com, Inc.+............................ 19,986     789,247
                                                               -----------
                                                                 1,225,273
                                                               -----------
     E-Marketing/Info -- 0.6%
       24/7 Real Media, Inc.#+......................... 38,061     331,892
       aQuantive, Inc.#+............................... 59,804   1,429,316
       Digital River, Inc.+............................ 31,036   1,828,331
       Digitas, Inc.#+................................. 71,007     768,296
       Liquidity Services, Inc.+.......................  6,096     110,398
       Netratings, Inc.#+.............................. 10,453     191,290
       ValueClick, Inc.+............................... 75,311   1,872,984
                                                               -----------
                                                                 6,532,507
                                                               -----------
     E-Services/Consulting -- 0.3%
       Access Integrated Technologies, Inc., Class A#+. 10,556      94,476
       Digital Insight Corp.+.......................... 27,141   1,035,700
       GSI Commerce, Inc.#+............................ 30,748     503,345
       Perficient, Inc.#+.............................. 14,539     253,996
       RightNow Technologies, Inc.#+................... 11,790     195,007
       Sapient Corp.#+................................. 64,032     349,615
       Websense, Inc.+................................. 37,693     963,056
       WebSideStory, Inc.#+............................ 13,740     162,407
                                                               -----------
                                                                 3,557,602
                                                               -----------
     Educational Software -- 0.1%
       Blackboard, Inc.#+.............................. 21,779     620,701
       INVESTools, Inc.+............................... 35,502     456,911

                                                                Value
                    Security Description              Shares   (Note 3)

       ------------------------------------------------------------------
       Educational Software (continued)
         Renaissance Learning, Inc.#.................   6,168 $   104,178
                                                              -----------
                                                                1,181,790
                                                              -----------
       Electric Products - Misc. -- 0.1%
         GrafTech International, Ltd.#+..............  77,328     521,964
         Lamson & Sessions Co.#+.....................  10,904     234,436
         Littelfuse, Inc.+...........................  17,533     548,432
                                                              -----------
                                                                1,304,832
                                                              -----------
       Electric - Integrated -- 1.7%
         Allete, Inc.................................  19,730     920,010
         Aquila, Inc.+............................... 293,647   1,344,903
         Avista Corp.................................  38,417   1,034,570
         Black Hills Corp.#..........................  26,116     932,602
         CH Energy Group, Inc.#......................  12,381     663,745
         Cleco Corp..................................  44,395   1,137,844
         Duquesne Light Holdings, Inc.#..............  69,629   1,406,506
         El Paso Electric Co.+.......................  38,023     944,491
         Empire District Electric Co.................  23,524     565,517
         IDACORP, Inc.#..............................  33,614   1,344,224
         MGE Energy, Inc.............................  16,067     552,062
         Northwestern Corp...........................  27,880     996,989
         Osiris Therapeutics, Inc.+..................   2,749      58,306
         Otter Tail Corp.#...........................  23,143     711,416
         Pike Electric Corp.#+.......................  12,310     193,144
         PNM Resources, Inc..........................  54,058   1,659,581
         Portland General Electric Co................  21,110     586,647
         UIL Holdings Corp...........................  19,281     828,505
         Unisource Energy Corp.......................  27,544   1,011,691
         Westar Energy, Inc.#........................  68,438   1,819,766
                                                              -----------
                                                               18,712,519
                                                              -----------
       Electric - Transmission -- 0.0%
         ITC Holdings Corp...........................  14,206     557,586
                                                              -----------
       Electronic Components - Misc. -- 0.6%
         Bel Fuse, Inc., Class B#....................   7,905     290,114
         Benchmark Electronics, Inc.+................  50,485   1,226,281
         CTS Corp.#..................................  28,189     430,728
         Cubic Corp.#................................  12,215     271,173
         Daktronics, Inc.#...........................  30,462   1,102,115
         International DisplayWorks, Inc.#+..........  34,938     219,760
         Methode Electronics, Inc.#..................  29,288     328,318
         OSI Systems, Inc.#+.........................  11,584     219,980
         Plexus Corp.#+..............................  35,934     867,806
         Rogers Corp.#+..............................  13,689     951,112
         Technitrol, Inc.............................  31,855     875,375
                                                              -----------
                                                                6,782,762
                                                              -----------
       Electronic Components - Semiconductors -- 1.4%
         Actel Corp.+................................  20,307     378,929
         Advanced Analogic Technologies, Inc.+.......  28,883     160,012
         AMIS Holdings, Inc.#+.......................  34,207     369,436
         Amkor Technology, Inc.#+....................  80,353     821,208
         Applied Micro Circuits Corp.+............... 232,069     812,242
         Bookham, Inc.#+.............................  54,651     220,244
         Conexant Systems, Inc.#+.................... 377,528     823,011
         Diodes, Inc.+...............................  15,522     641,524
         DSP Group, Inc.+............................  23,791     513,648
         Emcore Corp.#+..............................  31,946     191,676
         Ikanos Communications, Inc.#+...............  16,128     145,313
         IXYS Corp.#+................................  21,370     204,938
         Kopin Corp.#+...............................  53,692     194,365
         Lattice Semiconductor Corp.+................  89,639     608,649
         Microsemi Corp.#+...........................  55,556   1,147,231
         Microtune, Inc.#+...........................  41,556     190,742

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Electronic Components - Semiconductors (continued)
     Mindspeed Technologies, Inc.#+......................  86,523 $   147,089
     MIPS Technologies, Inc.+............................  34,162     292,085
     Monolithic Power Systems, Inc.#+....................  17,154     182,690
     MoSys, Inc.#+.......................................  17,710     168,776
     Netlogic Microsystems, Inc.#+.......................  12,511     266,860
     OmniVision Technologies, Inc.#+.....................  41,811     681,101
     ON Semiconductor Corp.#+............................ 119,570     770,031
     PLX Technology, Inc.#+..............................  19,645     265,797
     PortalPlayer, Inc.+.................................  19,396     259,906
     Semtech Corp.+......................................  56,776     744,901
     Silicon Image, Inc.#+...............................  64,009     804,593
     SiRF Technology Holdings, Inc.#+....................  40,328   1,232,424
     Skyworks Solutions, Inc.#+.......................... 125,992     914,702
     Staktek Holdings, Inc.+.............................   9,371      54,820
     Supertex, Inc.#+....................................   9,421     442,033
     Transmeta Corp. -- Delaware#+....................... 153,602     178,178
     TranSwitch Corp.#+..................................  99,843     160,747
     Virage Logic Corp.#+................................  12,192     109,972
     Volterra Semiconductor Corp.#+......................  14,700     249,165
     Zoran Corp.+........................................  38,498     574,005
                                                                  -----------
                                                                   15,923,043
                                                                  -----------
   Electronic Design Automation -- 0.2%
     Ansoft Corp.+.......................................  12,898     356,501
     Comtech Group, Inc.#+...............................  11,483     186,484
     Magma Design Automation, Inc.#+.....................  27,925     250,208
     Mentor Graphics Corp.#+.............................  63,061   1,066,361
                                                                  -----------
                                                                    1,859,554
                                                                  -----------
   Electronic Forms -- 0.0%
     Convera Corp., Class A#+............................  22,077     103,320
                                                                  -----------
   Electronic Measurement Instruments -- 0.4%
     Analogic Corp.#.....................................  10,871     575,076
     Badger Meter, Inc.#.................................  10,909     283,307
     Eagle Test Systems, Inc.+...........................   6,317      97,787
     FLIR Systems, Inc.#+................................  54,297   1,748,906
     Itron, Inc.#+.......................................  19,920     955,961
     Measurement Specialties, Inc.#+.....................  10,849     262,329
     Molecular Devices Corp.#+...........................  13,328     281,354
     RAE Systems, Inc.#+.................................  30,267     110,474
     Zygo Corp.#+........................................  14,185     233,627
                                                                  -----------
                                                                    4,548,821
                                                                  -----------
   Electronic Security Devices -- 0.1%
     American Science and Engineering, Inc.#+............   7,155     453,913
     LoJack Corp.#+......................................  14,780     224,360
     Taser International, Inc.+..........................  48,741     413,324
                                                                  -----------
                                                                    1,091,597
                                                                  -----------
   Electronics-Military -- 0.0%
     EDO Corp.#..........................................  13,042     286,011
                                                                  -----------
   Energy - Alternate Sources -- 0.4%
     Aventine Renewable Energy Holdings, Inc.+...........  23,757     606,041
     Evergreen Energy, Inc.#+............................  55,741     490,521
     Evergreen Solar, Inc.#+.............................  52,481     484,924
     FuelCell Energy, Inc.#+.............................  41,727     272,060
     Headwaters, Inc.#+..................................  33,210     794,383
     MGP Ingredients, Inc.#..............................   7,497     163,510
     Pacific Ethanol, Inc.#+.............................  19,941     377,882
     Plug Power, Inc.#+..................................  56,825     230,709
     Quantum Fuel Systems Technologies Worldwide, Inc.#+.  34,055      59,937
     Sunpower Corp., Class A#+...........................   8,046     300,277
     Syntroleum Corp.#+..................................  30,916      81,618
     Verasun Energy Corp.+...............................  14,358     363,114
                                                                  -----------
                                                                    4,224,976
                                                                  -----------

                                                                 Value
                   Security Description                Shares   (Note 3)

     ---------------------------------------------------------------------
     Engineering/R&D Services -- 0.1%
       EMCOR Group, Inc.+.............................  24,708 $ 1,474,326
       ENGlobal Corp.#+...............................  12,657      86,954
                                                               -----------
                                                                 1,561,280
                                                               -----------
     Engines - Internal Combustion -- 0.1%
       Briggs & Stratton Corp.#.......................  40,171   1,088,232
                                                               -----------
     Enterprise Software/Service -- 0.9%
       Advent Software, Inc.+.........................  16,003     585,070
       Concur Technologies, Inc.#+....................  25,228     386,997
       Emageon, Inc.#+................................  16,451     263,545
       Epicor Software Corp.#+........................  43,069     572,818
       Hyperion Solutions Corp.+......................  46,547   1,711,068
       Informatica Corp.#+............................  67,670     815,423
       JDA Software Group, Inc.#+.....................  22,912     327,642
       Lawson Software, Inc.#+........................  97,715     727,000
       ManTech International Corp., Class A+..........  14,146     513,217
       MicroStrategy, Inc., Class A#+.................   7,882     933,780
       Neoware, Inc.#+................................  15,554     173,738
       Omnicell, Inc.+................................  21,341     401,211
       Opnet Technologies, Inc.#+.....................  10,128     163,365
       Packeteer, Inc.+...............................  27,273     323,730
       Sybase, Inc.+..................................  70,695   1,692,438
       SYNNEX Corp.#+.................................   9,805     222,672
       Taleo Corp. Class A#+..........................  10,688     138,730
       The Ultimate Software Group, Inc.#+............  18,771     452,569
                                                               -----------
                                                                10,405,013
                                                               -----------
     Entertainment Software -- 0.3%
       Midway Games, Inc.#+...........................  28,057     217,161
       Take-Two Interactive Software, Inc.#+..........  56,183     975,337
       THQ, Inc.#+....................................  50,136   1,631,927
                                                               -----------
                                                                 2,824,425
                                                               -----------
     Environmental Consulting & Engineering -- 0.1%
       Tetra Tech, Inc.+..............................  45,077     786,594
                                                               -----------
     Environmental Monitoring & Detection -- 0.1%
       Clean Harbors, Inc.#+..........................  12,322     526,519
       Mine Safety Appliances Co.#....................  24,261     876,065
                                                               -----------
                                                                 1,402,584
                                                               -----------
     Filtration/Separation Products -- 0.1%
       CLARCOR, Inc...................................  40,675   1,342,682
       Flanders Corp.#+...............................  10,055      99,444
                                                               -----------
                                                                 1,442,126
                                                               -----------
     Finance - Auto Loans -- 0.0%
       Credit Acceptance Corp.#+......................   7,652     250,756
       United PanAm Financial Corp.+..................   8,059      97,353
                                                               -----------
                                                                   348,109
                                                               -----------
     Finance - Consumer Loans -- 0.2%
       ASTA Funding, Inc.#............................   9,233     303,950
       Ocwen Financial Corp.#+........................  26,891     404,710
       Portfolio Recovery Associates, Inc.#+..........  12,486     569,986
       World Acceptance Corp.+........................  14,402     653,707
                                                               -----------
                                                                 1,932,353
                                                               -----------
     Finance - Credit Card -- 0.1%
       Advanta Corp., Class B.........................  15,179     692,466
       CompuCredit Corp.#+............................  16,269     612,691
                                                               -----------
                                                                 1,305,157
                                                               -----------
     Finance - Investment Banker/Broker -- 0.6%
       Friedman Billings Ramsey Group, Inc., Class A#. 115,381     903,433
       GFI Group, Inc.#+..............................   9,368     529,854

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                 Shares  (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Finance - Investment Banker/Broker (continued)
       Greenhill & Co., Inc.#........................... 13,841 $  964,856
       Knight Capital Group, Inc., Class A+............. 81,993  1,443,897
       LaBranche & Co., Inc.+........................... 41,647    449,787
       optionsXpress Holdings, Inc...................... 16,293    469,727
       Penson Worldwide, Inc.+..........................  5,862    131,602
       Piper Jaffray Cos., Inc.+........................ 16,319  1,061,877
       Sanders Morris Harris Group, Inc................. 13,285    170,314
       Stifel Financial Corp.#+.........................  9,338    364,369
       SWS Group, Inc................................... 12,410    401,712
       Thomas Weisel Partners Group, Inc.#+.............  5,330    113,636
       Tradestation Group, Inc.+........................ 20,166    294,222
                                                                ----------
                                                                 7,299,286
                                                                ----------
     Finance - Leasing Companies -- 0.1%
       Financial Federal Corp.#......................... 21,271    589,207
       Marlin Business Services, Inc.+..................  9,300    201,624
                                                                ----------
                                                                   790,831
                                                                ----------
     Finance - Mortgage Loan/Banker -- 0.2%
       Accredited Home Lenders Holding Co.#+............ 16,756    496,480
       CharterMac#...................................... 40,922    883,915
       Doral Financial Corp.#........................... 70,536    285,671
       Federal Agricultural Mtg. Corp., Class C.........  8,709    227,218
                                                                ----------
                                                                 1,893,284
                                                                ----------
     Finance - Other Services -- 0.2%
       Asset Acceptance Capital Corp.+.................. 13,122    218,481
       eSPEED, Inc., Class A+........................... 16,104    151,056
       International Securities Exchange Holdings, Inc.. 29,884  1,589,231
       MarketAxess Holdings, Inc.#+..................... 24,032    346,061
                                                                ----------
                                                                 2,304,829
                                                                ----------
     Financial Guarantee Insurance -- 0.0%
       Triad Guaranty, Inc.+............................  9,043    486,513
                                                                ----------
     Firearms & Ammunition -- 0.0%
       Smith & Wesson Holding Corp.#+................... 22,913    299,015
                                                                ----------
     Food - Baking -- 0.1%
       Flowers Foods, Inc............................... 40,608  1,081,797
                                                                ----------
     Food - Canned -- 0.1%
       Treehouse Foods, Inc.#+.......................... 24,420    783,882
                                                                ----------
     Food - Confectionery -- 0.1%
       Tootsie Roll Industries, Inc.#................... 27,929    906,296
                                                                ----------
     Food - Meat Products -- 0.0%
       Premium Standard Farms, Inc...................... 10,853    206,098
                                                                ----------
     Food - Misc. -- 0.4%
       Chiquita Brands International, Inc.#............. 33,066    472,844
       Diamond Foods, Inc.#............................. 12,302    214,055
       Hain Celestial Group, Inc.+...................... 24,391    732,706
       J & J Snack Foods Corp........................... 10,762    411,969
       Lance, Inc....................................... 23,781    454,693
       M&F Worldwide Corp.+.............................  8,284    135,940
       Ralcorp Holdings, Inc.#+......................... 20,802  1,053,621
       Seaboard Corp....................................    278    466,484
                                                                ----------
                                                                 3,942,312
                                                                ----------
     Food - Retail -- 0.3%
       Arden Group, Inc., Class A.......................  1,037    134,800
       Great Atlantic & Pacific Tea Co., Inc.#.......... 15,131    397,945
       Ingles Markets, Inc., Class A....................  9,234    274,896
       Pathmark Stores, Inc.+........................... 40,872    461,445
       Ruddick Corp..................................... 31,257    871,445
       Village Super Market, Class A#...................  1,288     90,804
       Weis Markets, Inc................................  7,492    302,827

                                                              Value
                    Security Description             Shares  (Note 3)

         --------------------------------------------------------------
         Food - Retail (continued)
           Wild Oats Markets, Inc.#+................ 22,670 $   343,224
                                                            -----------
                                                              2,877,386
                                                            -----------
         Food - Wholesale/Distribution -- 0.2%
           Nash Finch Co.#.......................... 10,475     277,064
           Performance Food Group Co.#+............. 27,154     734,787
           Spartan Stores, Inc...................... 16,514     347,290
           United Natural Foods, Inc.#+............. 33,146   1,174,694
                                                            -----------
                                                              2,533,835
                                                            -----------
         Footwear & Related Apparel -- 0.5%
           CROCS, Inc.#+............................  7,788     334,495
           Deckers Outdoor Corp.#+..................  8,583     478,931
           Iconix Brand Group, Inc.+................ 28,526     513,183
           Skechers USA, Inc., Class A#+............  8,445     249,128
           Steven Madden, Ltd....................... 16,347     601,079
           Stride Rite Corp......................... 28,845     450,847
           Timberland Co., Class A+................. 39,302   1,228,187
           Weyco Group, Inc.#.......................  5,426     133,588
           Wolverine World Wide, Inc................ 43,797   1,272,741
                                                            -----------
                                                              5,262,179
                                                            -----------
         Forestry -- 0.0%
           Deltic Timber Corp.#.....................  7,997     424,721
                                                            -----------
         Funeral Services & Related Items -- 0.0%
           Stewart Enterprises, Inc., Class A....... 82,543     528,275
                                                            -----------
         Gambling (Non-Hotel) -- 0.2%
           Century Casinos, Inc.+................... 15,958     160,857
           Dover Downs Gaming & Entertainment, Inc.. 11,425     152,638
           Isle of Capri Casinos, Inc.#+............ 12,303     339,809
           Lakes Entertainment, Inc.#+.............. 17,968     170,696
           Pinnacle Entertainment, Inc.+............ 37,664   1,224,456
                                                            -----------
                                                              2,048,456
                                                            -----------
         Gas - Distribution -- 1.0%
           Cascade Natural Gas Corp.................  9,018     232,845
           EnergySouth, Inc.#.......................  5,420     206,827
           Laclede Group, Inc.#..................... 16,752     612,788
           New Jersey Resources Corp.#.............. 22,015   1,139,276
           Nicor, Inc.#............................. 34,860   1,727,313
           Northwest Natural Gas Co.#............... 21,662     893,341
           Peoples Energy Corp.#.................... 30,170   1,309,076
           Piedmont Natural Gas, Inc.#.............. 59,964   1,671,197
           South Jersey Industries, Inc.#........... 22,907     763,948
           Southwest Gas Corp....................... 31,462   1,181,084
           WGL Holdings, Inc........................ 38,303   1,265,914
                                                            -----------
                                                             11,003,609
                                                            -----------
         Golf -- 0.1%
           Callaway Golf Co......................... 59,448     878,047
                                                            -----------
         Hazardous Waste Disposal -- 0.0%
           American Ecology Corp.................... 12,235     255,712
                                                            -----------
         Health Care Cost Containment -- 0.0%
           Corvel Corp.+............................  4,144     237,285
           Healthspring, Inc.+...................... 14,755     284,919
                                                            -----------
                                                                522,204
                                                            -----------
         Home Furnishings -- 0.4%
           American Woodmark Corp.#.................  9,382     365,804
           Ethan Allen Interiors, Inc.#............. 25,955     920,884
           Furniture Brands International, Inc.#.... 35,435     610,191
           Hooker Furniture Corp.#..................  8,399     124,809
           Kimball International, Inc., Class B#.... 19,389     465,142
           La-Z-Boy, Inc.#.......................... 40,621     478,515

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description              Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Home Furnishings (continued)
           Sealy Corp................................ 15,855 $  235,923
           Stanley Furniture Co., Inc.#..............  8,744    192,630
           Tempur-Pedic International, Inc.#+........ 39,376    830,046
                                                             ----------
                                                              4,223,944
                                                             ----------
         Hotels/Motels -- 0.2%
           Gaylord Entertainment Co.+................ 31,911  1,560,448
           Lodgian, Inc.+............................ 16,060    230,461
           Marcus Corp............................... 16,877    429,520
           Morgans Hotel Group Co.#+................. 14,130    206,863
                                                             ----------
                                                              2,427,292
                                                             ----------
         Housewares -- 0.0%
           Lifetime Brands, Inc.#....................  8,848    177,845
           National Presto Industries, Inc...........  3,727    229,248
                                                             ----------
                                                                407,093
                                                             ----------
         Human Resources -- 0.8%
           Administaff, Inc.......................... 17,935    754,705
           AMN Healthcare Services, Inc.#+........... 25,519    708,152
           Barrett Business Services.................  5,472    131,328
           CDI Corp.#................................ 10,051    261,627
           Cross Country Healthcare, Inc.+........... 25,213    500,478
           Gevity HR, Inc.#.......................... 20,595    449,795
           Heidrick & Struggles International, Inc.+. 14,407    602,789
           Hudson Highland Group, Inc.#+............. 19,282    344,184
           Kelly Services, Inc., Class A#............ 15,884    462,860
           Kenexa Corp.+............................. 12,309    379,733
           Kforce, Inc.+............................. 22,846    304,080
           Korn/Ferry International+................. 33,288    775,943
           Labor Ready, Inc.+........................ 42,837    810,476
           MPS Group, Inc.+.......................... 81,044  1,214,850
           On Assignment, Inc.+...................... 20,496    223,816
           Resources Connection, Inc.+............... 37,811  1,097,653
           Spherion Corp.+........................... 45,166    325,195
                                                             ----------
                                                              9,347,664
                                                             ----------
         Identification Systems -- 0.4%
           Brady Corp., Class A...................... 35,345  1,356,541
           Checkpoint Systems, Inc.+................. 30,771    590,188
           Cogent, Inc.#+............................ 33,968    384,857
           L-1 Identity Solutions, Inc.#+............ 50,843    852,129
           Metrologic Instruments, Inc.+............. 10,309    189,686
           Paxar Corp.+.............................. 32,247    688,473
                                                             ----------
                                                              4,061,874
                                                             ----------
         Independent Power Producer -- 0.0%
           Ormat Technologies, Inc.#.................  6,373    234,781
                                                             ----------
         Industrial Audio & Video Products -- 0.0%
           Sonic Solutions#+......................... 20,176    317,772
                                                             ----------
         Industrial Automated/Robotic -- 0.3%
           Cognex Corp............................... 36,612    895,163
           Gerber Scientific, Inc.+.................. 17,732    245,411
           Intermec, Inc.#+.......................... 39,557  1,002,770
           iRobot Corp.#+............................  8,967    166,876
           Nordson Corp.............................. 23,117  1,116,320
                                                             ----------
                                                              3,426,540
                                                             ----------
         Instruments - Controls -- 0.2%
           Photon Dynamics, Inc.+.................... 13,387    148,730
           Watts Water Technologies, Inc., Class A#.. 19,823    825,231
           Woodward Governor Co...................... 23,610    901,666
           X-Rite, Inc............................... 22,452    267,179
                                                             ----------
                                                              2,142,806
                                                             ----------

                                                                Value
                    Security Description               Shares  (Note 3)

       -----------------------------------------------------------------
       Instruments - Scientific -- 0.2%
         Dionex Corp.#+............................... 15,704 $  903,137
         FEI Co.#+.................................... 18,708    454,791
         OYO Geospace Corp.+..........................  3,093    147,536
         Varian, Inc.+................................ 24,271  1,069,866
                                                              ----------
                                                               2,575,330
                                                              ----------
       Insurance Brokers -- 0.2%
         Crawford & Co., Class B...................... 18,335    132,929
         Hilb Rogal and Hobbs Co...................... 28,423  1,182,397
         USI Holdings Corp.#+......................... 36,257    567,784
                                                              ----------
                                                               1,883,110
                                                              ----------
       Insurance - Life/Health -- 0.5%
         American Equity Investment Life Holding Co.#. 43,698    568,074
         Delphi Financial Group, Inc., Class A........ 32,525  1,317,262
         FBL Financial Group, Inc., Class A........... 10,673    420,516
         Great American Financial Resources, Inc......  6,923    153,483
         Independence Holding Co.#....................  3,950     80,382
         Kansas City Life Insurance Co.#..............  3,138    161,733
         National Western Life Insurance Co., Class A.  1,771    404,603
         Presidential Life Corp.#..................... 16,858    377,451
         The Phoenix Cos., Inc........................ 88,448  1,428,435
         Universal American Financial Corp.+.......... 29,909    560,794
                                                              ----------
                                                               5,472,733
                                                              ----------
       Insurance - Multi-line -- 0.2%
         Alfa Corp.................................... 25,559    495,333
         Direct General Corp.#........................ 11,603    190,289
         Horace Mann Educators Corp................... 33,777    682,971
         United Fire & Casualty Co.#.................. 16,202    571,931
                                                              ----------
                                                               1,940,524
                                                              ----------
       Insurance - Property/Casualty -- 1.5%
         21st Century Insurance Group#................ 25,634    438,085
         Affirmative Insurance Holdings, Inc.#........  5,903     95,097
         American Physicians Capital, Inc.+...........  8,081    322,594
         Argonaut Group, Inc.#+....................... 24,564    832,228
         Baldwin & Lyons, Inc., Class B...............  6,355    169,996
         Bristol West Holdings, Inc................... 12,010    186,035
         CNA Surety Corp.+............................ 12,562    250,738
         Commerce Group, Inc.......................... 42,695  1,302,624
         Darwin Professional Underwriters, Inc.+......  4,100     96,268
         Donegal Group, Inc., Class A#................ 10,198    195,700
         EMC Insurance Group, Inc.#...................  4,652    160,401
         First Acceptance Corp.#+..................... 13,140    132,714
         Fpic Insurance Group, Inc.#+.................  8,205    317,944
         Harleysville Group, Inc...................... 10,803    384,155
         Infinity Property & Casualty Corp............ 16,242    733,326
         James River Group, Inc.+.....................  7,169    240,878
         LandAmerica Financial Group, Inc.#........... 13,994    855,173
         Meadowbrook Insurance Group, Inc.+........... 19,762    192,680
         Midland Co...................................  9,138    416,236
         National Interstate Corp..................... 12,449    314,586
         Navigators Group, Inc.+...................... 10,252    474,360
         NYMAGIC, Inc.................................  4,546    154,428
         Ohio Casualty Corp........................... 49,944  1,458,864
         PMA Capital Corp., Class A#+................. 25,322    224,606
         ProAssurance Corp.#+......................... 26,069  1,335,515
         RLI Corp..................................... 17,530    969,584
         Safety Insurance Group, Inc.#................ 11,178    585,504
         SCPIE Holdings, Inc.+........................  7,894    208,007
         SeaBright Insurance Holdings, Inc.#+......... 12,490    199,215
         Selective Insurance Group, Inc.#............. 22,916  1,272,296
         State Auto Financial Corp.................... 11,303    377,068
         Stewart Information Services Corp............ 13,512    527,779
         Tower Group, Inc............................. 13,219    435,434

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Insurance - Property/Casualty (continued)
          Zenith National Insurance Corp...........  29,010 $ 1,339,102
                                                            -----------
                                                             17,199,220
                                                            -----------
        Insurance - Reinsurance -- 0.1%
          Enstar Group, Inc.#+.....................   2,580     239,734
          Odyssey Re Holdings Corp.#...............  10,098     356,156
                                                            -----------
                                                                595,890
                                                            -----------
        Internet Application Software -- 0.5%
          @Road, Inc.#+............................  48,357     315,288
          Art Technology Group, Inc.+..............  87,523     206,554
          CyberSource Corp.#+......................  23,968     251,424
          DealerTrack Holdings, Inc.+..............   9,274     253,458
          eResearch Technology, Inc.#+.............  38,687     248,371
          Interwoven, Inc.+........................  33,540     475,262
          Lionbridge Technologies, Inc.#+..........  46,884     268,177
          RealNetworks, Inc.+......................  83,986     965,839
          S1 Corp.+................................  55,727     291,452
          Stellent, Inc............................  22,646     304,362
          Vignette Corp.+..........................  23,376     393,418
          WebEx Communications, Inc.#+.............  32,858   1,179,602
                                                            -----------
                                                              5,153,207
                                                            -----------
        Internet Connectivity Services -- 0.2%
          Cogent Communications Group, Inc.#+......  16,479     261,192
          Covad Communications Group, Inc.#+....... 230,003     276,004
          Internap Network Services Corp.#+........  24,019     467,169
          Redback Networks, Inc.#+.................  49,598     730,083
                                                            -----------
                                                              1,734,448
                                                            -----------
        Internet Content - Entertainment -- 0.1%
          Audible, Inc.#+..........................  19,267     153,365
          NetFlix, Inc.+...........................  35,396   1,039,935
                                                            -----------
                                                              1,193,300
                                                            -----------
        Internet Content - Information/News -- 0.2%
          CNET Networks, Inc.#+.................... 117,750   1,066,815
          Harris Interactive, Inc.+................  42,538     203,757
          InfoSpace, Inc.#+........................  24,507     481,563
          Jupitermedia Corp.#+.....................  17,038     108,873
          Loopnet, Inc.+...........................   1,751      25,214
          ProQuest Co.#+...........................  19,941     276,183
          The Knot, Inc.+..........................  13,867     382,313
          TheStreet.com, Inc.#.....................  14,420     141,028
          Travelzoo, Inc.#+........................   2,392      74,032
                                                            -----------
                                                              2,759,778
                                                            -----------
        Internet Financial Services -- 0.0%
          NetBank, Inc.............................  36,397     166,698
          Online Resources Corp.#+.................  17,695     188,452
                                                            -----------
                                                                355,150
                                                            -----------
        Internet Incubators -- 0.1%
          CMGI, Inc.#+............................. 362,951     497,243
          Internet Capital Group, Inc.#+...........  30,774     317,280
          Safeguard Scientifics, Inc.#+............  94,381     233,121
                                                            -----------
                                                              1,047,644
                                                            -----------
        Internet Infrastructure Equipment -- 0.1%
          Avocent Corp.+...........................  40,174   1,397,252
                                                            -----------
        Internet Infrastructure Software -- 0.3%
          Chordiant Software, Inc.+................  62,269     190,543
          Openwave Systems, Inc.#+.................  74,134     622,726
          Opsware, Inc.#+..........................  64,266     562,970
          TIBCO Software, Inc.+.................... 165,359   1,539,492
                                                            -----------
                                                              2,915,731
                                                            -----------

                                                               Value
                    Security Description              Shares  (Note 3)

         --------------------------------------------------------------
         Internet Security -- 0.1%
           Blue Coat Systems, Inc.#+................. 11,364 $  290,237
           iPass, Inc.#+............................. 51,004    284,092
           Secure Computing Corp.+................... 35,072    227,617
           SonicWALL, Inc.+.......................... 50,598    508,510
           VASCO Data Security International, Inc.#+. 19,550    230,104
                                                             ----------
                                                              1,540,560
                                                             ----------
         Internet Telephone -- 0.1%
           j2 Global Communications, Inc.#+.......... 39,027  1,090,024
                                                             ----------
         Intimate Apparel -- 0.1%
           The Warnaco Group, Inc.#+................. 36,936    957,381
                                                             ----------
         Invest Management/Advisor Services -- 0.4%
           Calamos Asset Management, Inc., Class A... 18,194    499,971
           Cohen & Steers, Inc.#..................... 10,179    386,293
           GAMCO Investors, Inc., Class A#...........  4,429    172,953
           National Financial Partners Corp.#........ 29,375  1,331,275
           Waddell & Reed Financial, Inc., Class A... 66,568  1,659,540
                                                             ----------
                                                              4,050,032
                                                             ----------
         Investment Companies -- 0.4%
           Apollo Investment Corp.#.................. 63,777  1,433,069
           Ares Capital Corp......................... 38,481    725,367
           Capital Southwest Corp.#..................  2,152    278,297
           Gladstone Capital Corp.#..................  8,883    217,456
           Gladstone Investment Corp.#............... 10,302    151,027
           Harris & Harris Group, Inc.#+............. 16,304    240,647
           MCG Capital Corp.#........................ 45,071    880,687
           Medallion Financial Corp.................. 11,530    136,746
           MVC Capital, Inc.......................... 13,435    182,313
           NGP Capital Resources Co.................. 13,668    223,198
           Technology Investment Capital Corp.#...... 15,286    244,729
                                                             ----------
                                                              4,713,536
                                                             ----------
         Lasers - System/Components -- 0.4%
           Coherent, Inc.+........................... 24,334    786,231
           Cymer, Inc.#+............................. 32,519  1,536,523
           Electro Scientific Industries, Inc.+...... 22,776    452,104
           Excel Technology, Inc.+...................  9,478    239,130
           II-VI, Inc.+.............................. 18,455    476,508
           Ionatron, Inc.#+.......................... 23,995     93,341
           Rofin-Sinar Technologies, Inc.#+.......... 12,051    700,404
                                                             ----------
                                                              4,284,241
                                                             ----------
         Leisure Products -- 0.1%
           K2, Inc.#+................................ 36,957    499,659
           Marine Products Corp.#....................  9,652    105,786
           Multimedia Games, Inc.#+.................. 21,321    199,564
           WMS Industries, Inc.#+.................... 21,212    737,753
                                                             ----------
                                                              1,542,762
                                                             ----------
         Lighting Products & Systems -- 0.0%
           Color Kinetics, Inc.#+.................... 10,552    207,980
           Universal Display Corp.#+................. 18,601    229,350
                                                             ----------
                                                                437,330
                                                             ----------
         Linen Supply & Related Items -- 0.1%
           G&K Services, Inc., Class A#.............. 16,708    661,470
           UniFirst Corp.............................  7,557    313,615
                                                             ----------
                                                                975,085
                                                             ----------
         Machinery - Construction & Mining -- 0.1%
           Astec Industries, Inc.#+.................. 13,354    454,837
           Bucyrus International, Inc................ 24,782  1,058,192
                                                             ----------
                                                              1,513,029
                                                             ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                    Security Description            Shares  (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Machinery - Electrical -- 0.3%
            Baldor Electric Co.#................... 25,290 $  878,575
            Franklin Electric Co., Inc.#........... 17,789    921,826
            Raser Technologies, Inc.#+............. 15,947     78,140
            Regal-Beloit Corp...................... 24,150  1,234,789
                                                           ----------
                                                            3,113,330
                                                           ----------
          Machinery - Farming -- 0.0%
            Gehl Co.+..............................  8,238    222,920
            Lindsay Manufacturing Co.#.............  9,055    311,945
                                                           ----------
                                                              534,865
                                                           ----------
          Machinery - General Industrial -- 0.5%
            Albany International Corp., Class A.... 20,986    654,763
            Applied Industrial Technologies, Inc... 35,115    999,373
            Chart Industries, Inc.+................  9,816    144,884
            DXP Enterprises, Inc.#+................  1,360     39,263
            Flow International Corp.#+............. 29,123    322,974
            Intevac, Inc.+......................... 16,494    450,121
            Kadant, Inc.+.......................... 10,684    252,570
            Middleby Corp.+........................  5,239    531,759
            Robbins & Myers, Inc................... 10,409    445,401
            Sauer-Danfoss, Inc.....................  8,099    250,664
            Tennant Co............................. 12,929    375,587
            Wabtec Corp............................ 38,116  1,252,111
                                                           ----------
                                                            5,719,470
                                                           ----------
          Machinery - Material Handling -- 0.1%
            Cascade Corp...........................  9,851    516,193
            Columbus McKinnon Corp.+............... 14,375    333,931
            NACCO, Industries, Inc., Class A.......  4,334    646,416
                                                           ----------
                                                            1,496,540
                                                           ----------
          Machinery - Print Trade -- 0.0%
            Presstek, Inc.#+....................... 23,179    139,306
                                                           ----------
          Machinery - Pumps -- 0.0%
            Gorman-Rupp Co.#.......................  7,176    269,531
            Tecumseh Products Co., Class A#+....... 13,050    211,540
                                                           ----------
                                                              481,071
                                                           ----------
          Machinery - Thermal Process -- 0.0%
            TurboChef Technologies, Inc.#+......... 10,615    153,811
                                                           ----------
          Medical Imaging Systems -- 0.1%
            IRIS International, Inc.+.............. 13,748    123,457
            Merge Technologies, Inc.#+............. 20,482    124,735
            TriPath Imaging, Inc.#+................ 24,703    227,515
            Vital Images, Inc.+.................... 10,360    334,317
                                                           ----------
                                                              810,024
                                                           ----------
          Medical Information Systems -- 0.4%
            Allscripts Heathcare Solutions, Inc.#+. 36,352  1,014,948
            Computer Programs & Systems, Inc.......  7,348    264,528
            Dendrite International, Inc.+.......... 29,288    307,524
            Eclipsys Corp.#+....................... 35,515    751,853
            Per-Se Technologies, Inc.#+............ 26,265    724,126
            Phase Forward, Inc.+................... 26,651    398,432
            Quality Systems, Inc.#................. 12,888    492,450
                                                           ----------
                                                            3,953,861
                                                           ----------
          Medical Instruments -- 0.9%
            Abaxis, Inc.#+......................... 15,773    304,577
            AngioDynamics, Inc.+...................  9,610    201,137
            ArthroCare Corp.#+..................... 20,532    855,569
            Bruker BioSciences Corp.+.............. 33,318    257,548
            Cepheid, Inc.#+........................ 42,857    404,570
            Conceptus, Inc.#+...................... 17,898    410,401

                                                              Value
                   Security Description              Shares  (Note 3)

        ---------------------------------------------------------------
        Medical Instruments (continued)
          CONMED Corp.+............................. 22,069 $   488,387
          Datascope Corp.#.......................... 10,134     343,340
          Dexcom, Inc.#+............................ 13,215     148,801
          DJ Orthopedics, Inc.+..................... 17,882     760,343
          ev3, Inc.#+............................... 12,960     215,006
          Foxhollow Technologies, Inc.+............. 14,651     388,105
          Kensey Nash Corp.#+.......................  9,077     278,482
          Kyphon, Inc.#+............................ 34,736   1,173,035
          Natus Medical, Inc.#+..................... 16,701     271,558
          NuVasive, Inc.#+.......................... 26,007     598,161
          Spectranetics Corp.+...................... 24,027     261,894
          Stereotaxis, Inc.#+....................... 18,398     182,324
          SurModics, Inc.#+......................... 12,510     422,588
          Symmetry Medical, Inc.#+.................. 27,398     372,339
          Thoratec Corp.#+.......................... 41,415     610,043
          Ventana Medical Systems, Inc.+............ 22,646     953,170
          Young Innovations, Inc....................  3,818     136,303
                                                            -----------
                                                             10,037,681
                                                            -----------
        Medical Labs & Testing Services -- 0.0%
          Bio-Reference Laboratories, Inc.#+........  8,177     198,783
                                                            -----------
        Medical Laser Systems -- 0.2%
          Candela Corp.#+........................... 18,671     246,457
          Intralase Corp.#+......................... 16,835     353,535
          LCA-Vision, Inc.#......................... 16,304     573,901
          Palomar Medical Technologies, Inc.#+...... 13,675     683,066
                                                            -----------
                                                              1,856,959
                                                            -----------
        Medical Products -- 1.0%
          ABIOMED, Inc.#+........................... 18,362     232,647
          American Medical Systems Holdings, Inc.#+. 54,834     943,693
          Cerus Corp.#+............................. 21,803     169,627
          Cyberonics, Inc.#+........................ 16,921     412,872
          Haemonetics Corp.+........................ 20,894     946,080
          HealthTronics, Inc.+...................... 27,538     185,055
          Invacare Corp............................. 24,377     570,178
          Luminex Corp.#+........................... 25,118     321,762
          Mentor Corp.#............................. 28,533   1,425,223
          Northstar Neuroscience, Inc.+.............  8,953     108,063
          NxStage Medical, Inc.#+...................  9,507      84,898
          PolyMedica Corp.#......................... 18,100     716,217
          PSS World Medical, Inc.+.................. 53,043   1,110,721
          Solexa, Inc.#+............................ 18,486     226,638
          ThermoGenesis Corp.#+..................... 43,089     206,827
          Viasys Healthcare, Inc.+.................. 25,427     717,296
          Vital Signs, Inc..........................  5,369     296,315
          West Pharmaceutical Services, Inc......... 25,373   1,245,814
          Wright Medical Group, Inc.+............... 26,868     642,951
          Zoll Medical Corp.+.......................  7,560     392,062
                                                            -----------
                                                             10,954,939
                                                            -----------
        Medical Sterilization Products -- 0.1%
          STERIS Corp............................... 53,146   1,367,978
                                                            -----------
        Medical - Biomedical/Gene -- 2.3%
          Advanced Magnetics, Inc.+.................  6,271     349,420
          ADVENTRX Pharmaceuticals, Inc.#+.......... 42,717     101,239
          Affymetrix, Inc.#+........................ 52,990   1,340,647
          Alexion Pharmaceuticals, Inc.#+........... 24,776   1,072,305
          American Oriental Bioengineering, Inc.#+.. 35,080     366,586
          Applera Corp. -- Celera Genomics Group+... 60,466     867,687
          Arena Pharmaceuticals, Inc.#+............. 37,117     478,809
          ARIAD Pharmaceuticals, Inc.#+............. 51,223     275,067
          Bio-Rad Laboratories, Inc., Class A+...... 14,625   1,154,644
          BioCryst Pharmaceuticals, Inc.#+.......... 18,041     206,209
          Cambrex Corp.#............................ 21,024     464,000

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Medical - Biomedical/Gene(continued)
           Cell Genesys, Inc.+....................  43,468 $   168,656
           Coley Pharmaceutical Group, Inc.#+.....  14,079     162,049
           Cotherix, Inc.#+.......................  15,203     202,960
           Cytokinetics, Inc.+....................  20,151     152,140
           deCode Genetics, Inc.#+................  48,300     209,139
           Digene Corp.#+.........................  13,773     703,800
           Diversa Corp.#+........................  23,919     272,198
           Encysive Pharmaceuticals, Inc.#+.......  46,500     280,860
           Enzo Biochem, Inc.#+...................  21,496     328,889
           Enzon Pharmaceuticals, Inc.#+..........  34,375     286,344
           Exelixis, Inc.#+.......................  73,954     637,483
           Genitope Corp.#+.......................  20,627      73,845
           Genomic Health, Inc.#+.................   9,771     184,574
           Geron Corp.#+..........................  51,777     410,592
           GTx, Inc.#+............................   9,837     151,686
           Hana Biosciences, Inc.#+...............  22,549     155,588
           Human Genome Sciences, Inc.#+.......... 103,238   1,292,540
           ICOS Corp.+............................  51,285   1,655,993
           Illumina, Inc.+........................  36,096   1,390,779
           Incyte Corp.#+.........................  65,704     344,289
           Integra LifeSciences Holdings#+........  14,948     618,997
           InterMune, Inc.#+......................  20,427     437,138
           Keryx Biopharmaceuticals, Inc.#+.......  33,865     467,337
           Lexicon Genetics, Inc.#+...............  59,915     222,285
           LifeCell Corp.#+.......................  26,319     574,017
           Martek Biosciences Corp.#+.............  25,188     617,106
           Maxygen, Inc.+.........................  23,142     205,964
           Metabasis Therapeutics, Inc.#+.........  16,143     121,880
           Momenta Pharmaceuticals, Inc.#+........  16,987     294,385
           Monogram Biosciences, Inc.#+........... 102,348     171,945
           Myriad Genetics, Inc.#+................  31,008     942,643
           Nektar Therapeutics#+..................  70,315   1,160,901
           Northfield Laboratories, Inc.#+........  19,852     304,530
           Novavax, Inc.#+........................  48,248     241,240
           Panacos Pharmaceuticals, Inc.#+........  39,553     256,303
           Peregrine Pharmaceuticals, Inc.#+...... 148,344     183,946
           Regeneron Pharmaceuticals, Inc.+.......  35,788     769,800
           Replidyne, Inc.+.......................   3,935      24,161
           Sangamo Biosciences, Inc.#+............  22,686     179,446
           Savient Pharmaceuticals, Inc.#+........  48,574     566,858
           Sirna Therapeutics, Inc.#+.............  31,577     406,712
           SuperGen, Inc.#+.......................  38,844     184,509
           Telik, Inc.#+..........................  41,045     698,175
                                                           -----------
                                                            25,391,295
                                                           -----------
         Medical - Drugs -- 1.3%
           Acadia Pharmaceuticals, Inc.#+.........  19,017     177,999
           Adams Respiratory Therapeutics, Inc.+..  23,832     938,266
           Adolor Corp.#+.........................  35,539     278,626
           Akorn, Inc.#+..........................  34,971     183,947
           Array Biopharma, Inc.+.................  30,681     404,376
           Auxilium Pharmaceuticals Inc.+.........  20,337     339,221
           Bradley Pharmaceuticals, Inc.#+........  11,425     240,610
           CombinatoRx, Inc.#.....................  19,339     175,405
           Cubist Pharmaceuticals, Inc.#+.........  42,653     868,415
           Durect Corp.#+.........................  48,180     225,482
           Hi-Tech Pharmacal Co., Inc.+...........   7,256     103,398
           Idenix Pharmaceuticals, Inc.#+.........  19,391     182,275
           Indevus Pharmaceuticals, Inc.#+........  42,900     323,466
           K-V Pharmaceutical Co., Class A#+......  30,389     738,453
           Medicis Pharmaceutical Corp., Class A#.  42,758   1,576,915
           New River Pharmaceuticals, Inc.#+......  12,457     611,390
           OSI Pharmaceuticals, Inc.+.............  44,699   1,639,559
           Pain Therapeutics, Inc.#+..............  27,925     239,038
           Pharmion Corp.#+.......................  18,977     469,871

                                                                 Value
                    Security Description                Shares  (Note 3)

      --------------------------------------------------------------------
      Medical - Drugs (continued)
        Pozen, Inc.#+.................................. 19,699 $   323,655
        Prestige Brands Holdings, Inc.+................ 26,139     313,145
        Rigel Pharmaceuticals, Inc.#+.................. 19,514     214,459
        Salix Pharmaceuticals, Ltd.#+.................. 36,542     513,415
        Santarus, Inc.#+............................... 36,110     271,186
        Sciele Pharma, Inc.#+.......................... 22,872     517,136
        Somaxon Pharmaceuticals, Inc.+.................  3,926      51,195
        Valeant Pharmaceuticals International#......... 72,895   1,223,907
        ViroPharma, Inc.+.............................. 53,876     830,229
        Xenoport, Inc.+................................ 15,810     424,024
        Zymogenetics, Inc.#+........................... 29,463     462,864
                                                               -----------
                                                                14,861,927
                                                               -----------
      Medical - Generic Drugs -- 0.2%
        Alpharma, Inc., Class A........................ 33,350     730,365
        Caraco Pharmaceutical Laboratories, Ltd+.......  7,658      92,815
        Par Pharmaceutical Cos., Inc.#+................ 27,531     542,911
        Perrigo Co.#................................... 61,016   1,022,018
                                                               -----------
                                                                 2,388,109
                                                               -----------
      Medical - HMO -- 0.3%
        AMERIGROUP Corp.+.............................. 40,596   1,387,977
        Centene Corp.+................................. 33,843     881,949
        Magellan Health Services, Inc.+................ 29,058   1,277,971
        Molina Healthcare, Inc.#+......................  9,589     325,930
                                                               -----------
                                                                 3,873,827
                                                               -----------
      Medical - Hospitals -- 0.1%
        Horizon Health Corp.#+......................... 11,790     188,640
        Medcath Corp.+.................................  6,218     160,922
        Symbion, Inc.+................................. 14,163     251,393
        United Surgical Partners International, Inc.#+. 34,883     887,772
                                                               -----------
                                                                 1,488,727
                                                               -----------
      Medical - Nursing Homes -- 0.2%
        Genesis HealthCare Corp.#+..................... 15,371     711,677
        Kindred Healthcare, Inc.+...................... 22,348     574,791
        National Healthcare Corp.......................  5,070     280,117
        Sun Healthcare Group, Inc.+.................... 18,168     183,315
                                                               -----------
                                                                 1,749,900
                                                               -----------
      Medical - Outpatient/Home Medical -- 0.4%
        Air Methods Corp.#+............................  8,149     214,074
        Amedisys, Inc.#+............................... 12,542     491,270
        Amsurg Corp.#+................................. 23,396     480,320
        Apria Healthcare Group, Inc.#+................. 33,309     831,726
        Gentiva Health Services, Inc.+................. 21,133     338,973
        Hythiam, Inc.#+................................ 20,576     155,760
        LHC Group, Inc.+...............................  9,231     255,422
        Odyssey HealthCare, Inc.+...................... 27,149     336,105
        Option Care, Inc.#............................. 20,542     289,231
        Radiation Therapy Services, Inc.#+.............  9,651     317,132
        Res-Care, Inc.#+............................... 17,351     319,085
        VistaCare, Inc., Class A#+.....................  8,165      91,530
                                                               -----------
                                                                 4,120,628
                                                               -----------
      Metal Processors & Fabrication -- 0.6%
        Ampco-Pittsburgh Corp..........................  5,644     195,790
        CIRCOR International, Inc...................... 12,556     461,433
        Dynamic Materials Corp.#.......................  9,260     266,688
        Kaydon Corp.#.................................. 22,154     885,052
        Ladish Co,. Inc.#+............................. 11,012     371,545
        LB Foster Co., Class A#+.......................  8,016     183,166
        Mueller Industries, Inc........................ 28,950     987,195
        NN, Inc.#...................................... 13,539     154,751
        Quanex Corp.#.................................. 29,656   1,100,534

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Metal Processors & Fabrication (continued)
        RBC Bearings, Inc.+............................  16,066 $  466,878
        Worthington Industries, Inc.#..................  56,852  1,051,762
                                                                ----------
                                                                 6,124,794
                                                                ----------
      Metal Products - Distribution -- 0.0%
        A.M. Castle & Co...............................   7,832    207,704
        Lawson Products, Inc...........................   3,316    166,563
                                                                ----------
                                                                   374,267
                                                                ----------
      Metal - Aluminum -- 0.1%
        Century Aluminum Co.+..........................  18,160    774,524
                                                                ----------
      Metal - Diversified -- 0.1%
        Hecla Mining Co.#+.............................  93,616    652,504
                                                                ----------
      Metal - Iron -- 0.2%
        Cleveland-Cliffs, Inc.#........................  32,725  1,572,109
        Gibraltar Industries, Inc......................  19,020    416,728
                                                                ----------
                                                                 1,988,837
                                                                ----------
      Mining -- 0.0%
        Royal Gold, Inc.#..............................  15,269    486,470
                                                                ----------
      Miscellaneous Manufacturing -- 0.2%
        American Railcar Industries, Inc...............   7,096    227,569
        AptarGroup, Inc................................  27,600  1,690,776
        Freightcar America, Inc.#......................   9,874    544,057
        Reddy Ice Holdings, Inc........................  13,104    324,586
                                                                ----------
                                                                 2,786,988
                                                                ----------
      Motion Pictures & Services -- 0.1%
        Macrovision Corp.#+............................  40,615  1,123,005
                                                                ----------
      MRI/Medical Diagnostic Imaging -- 0.0%
        Alliance Imaging, Inc.#+.......................  11,939     71,157
        Nighthawk Radiology Holdings, Inc.#+...........   4,940    107,346
                                                                ----------
                                                                   178,503
                                                                ----------
      Multilevel Direct Selling -- 0.1%
        Nu Skin Enterprises, Inc., Class A#............  45,240    867,703
                                                                ----------
      Multimedia -- 0.3%
        Belo Corp., Class A............................  71,343  1,298,443
        Entravision Communications Corp., Class A+.....  52,588    376,530
        Gemstar-TV Guide International, Inc.+.......... 194,836    602,043
        Journal Communications, Inc., Class A..........  34,371    406,953
        Martha Stewart Living Omnimedia, Inc., Class A.  19,863    412,157
        Media General, Inc., Class A...................  17,349    641,046
        Private Media Group, Ltd.#+....................  19,790     80,149
                                                                ----------
                                                                 3,817,321
                                                                ----------
      Music -- 0.0%
        Steinway Musical Instruments, Inc.+............   5,751    167,929
                                                                ----------
      Networking Products -- 1.0%
        3Com Corp.+.................................... 307,443  1,288,186
        Adaptec, Inc.#+................................  89,576    390,551
        Aeroflex, Inc.#+...............................  59,064    712,312
        Anixter International, Inc.+...................  25,946  1,520,954
        Atheros Communications, Inc.#+.................  40,543    921,948
        Black Box Corp.#...............................  13,726    587,747
        Extreme Networks, Inc.+........................  93,626    373,568
        Foundry Networks, Inc.+........................ 114,439  1,637,622
        Hypercom Corp.+................................  42,140    278,967
        Ixia#+.........................................  33,677    319,595
        Netgear, Inc.+.................................  26,034    676,884
        Parkervision, Inc.#+...........................  14,791    150,424
        Polycom, Inc.+.................................  68,532  1,976,463
        SafeNet, Inc.#+................................  20,457    476,239

                                                                 Value
                    Security Description               Shares   (Note 3)

      --------------------------------------------------------------------
      Networking Products (continued)
        Zhone Technologies, Inc.#+....................  87,116 $   117,607
                                                               -----------
                                                                11,429,067
                                                               -----------
      Non-Ferrous Metals -- 0.2%
        Brush Engineered Materials, Inc.+.............  15,243     539,907
        RTI International Metals, Inc.#+..............  17,883   1,352,849
        USEC, Inc.+...................................  68,287     850,856
                                                               -----------
                                                                 2,743,612
                                                               -----------
      Non-Hazardous Waste Disposal -- 0.2%
        Casella Waste Systems, Inc., Class A+.........  17,252     188,219
        Waste Connections, Inc.#+.....................  34,978   1,411,362
        Waste Industries USA, Inc.#...................   5,847     175,644
        Waste Services, Inc.#+........................  21,797     213,175
                                                               -----------
                                                                 1,988,400
                                                               -----------
      Office Automation & Equipment -- 0.2%
        Global Imaging Systems, Inc.#+................  40,732     867,999
        IKON Office Solutions, Inc.#..................  86,307   1,395,584
                                                               -----------
                                                                 2,263,583
                                                               -----------
      Office Furnishings - Original -- 0.3%
        CompX International, Inc.#....................   1,256      21,967
        Herman Miller, Inc............................  52,110   1,829,582
        Interface, Inc., Class A+.....................  37,524     557,607
        Knoll, Inc....................................  23,809     495,465
                                                               -----------
                                                                 2,904,621
                                                               -----------
      Office Supplies & Forms -- 0.2%
        ACCO Brands Corp.+............................  35,374     898,146
        Ennis, Inc....................................  20,015     456,542
        John H. Harland Co.#..........................  21,086     904,168
        The Standard Register Co......................  14,014     174,474
                                                               -----------
                                                                 2,433,330
                                                               -----------
      Oil & Gas Drilling -- 0.4%
        Atlas America, Inc.+..........................  13,636     662,710
        Atwood Oceanics, Inc.+........................  21,208   1,051,281
        Bronco Drilling Co., Inc.#+...................  10,676     206,260
        Grey Wolf, Inc.#+............................. 152,748   1,081,456
        Parker Drilling Co.#+.........................  84,937     817,943
        Pioneer Drilling Co.#+........................  32,488     470,426
                                                               -----------
                                                                 4,290,076
                                                               -----------
      Oil Companies - Exploration & Production -- 2.1%
        Arena Resources, Inc.#+.......................   9,233     403,482
        ATP Oil & Gas Corp.+..........................  15,844     716,941
        Aurora Oil & Gas Corp.+.......................  52,274     178,777
        Berry Petroleum Co., Class A#.................  27,725     907,994
        Bill Barrett Corp.#+..........................  22,360     704,340
        Bois d'Arc Energy, Inc.#+.....................  13,206     200,731
        Brigham Exploration Co.#+.....................  35,723     307,575
        Callon Petroleum Co.+.........................  15,956     257,370
        Carrizo Oil & Gas, Inc.#+.....................  17,425     580,253
        Clayton Williams Energy, Inc.#+...............   4,158     164,199
        Comstock Resources, Inc.#+....................  33,762   1,030,416
        Delta Petroleum Corp.#+.......................  41,559   1,255,913
        Edge Petroleum Corp.+.........................  13,644     270,833
        Encore Acquisition Co.#+......................  41,471   1,126,352
        Energy Partners, Ltd.#+.......................  30,112     731,722
        EXCO Resources, Inc.+.........................  40,849     599,663
        Gasco Energy, Inc.#+..........................  57,676     153,418
        GeoGlobal Resources, Inc.#+...................  23,535     193,222
        GeoMet, Inc.+.................................   8,050      84,203
        GMX Resources, Inc.#+.........................   6,312     275,771
        Goodrich Petroleum Corp.#+....................   9,812     431,336

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                    Security Description                 Shares   (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Oil Companies - Exploration & Production (continued)
      Gulfport Energy Corp.#+...........................  10,101 $   120,606
      Harvest Natural Resources, Inc.+..................  29,176     299,054
      Houston Exploration Co.+..........................  22,852   1,282,454
      Mariner Energy, Inc.+.............................  57,518   1,205,002
      McMoRan Exploration Co.#+.........................  19,165     301,082
      Meridian Resource Corp.+..........................  68,282     242,401
      Parallel Petroleum Corp.#+........................  29,429     581,223
      Penn Virginia Corp................................  14,648   1,104,313
      PetroHawk Energy Corp.+........................... 111,723   1,449,047
      Petroleum Development Corp.+......................  11,337     478,762
      Petroquest Energy, Inc.#+.........................  32,164     403,337
      PrimeEnergy Corp.+................................     582      39,512
      Quest Resource Corp.+.............................  15,361     173,119
      RAM Energy Resources, Inc.#+......................  16,378      85,493
      Rosetta Resources, Inc.#+.........................  39,740     746,715
      Stone Energy Corp.#+..............................  21,418     835,730
      Swift Energy Co.#+................................  22,885   1,169,652
      The Exploration Co. of Delaware, Inc.#+...........  22,913     315,741
      Toreador Resources Corp.#+........................   9,498     232,796
      Transmeridian Exploration, Inc.#+.................  54,450     182,408
      Vaalco Energy, Inc.+..............................  45,249     379,639
      Warren Resources, Inc.#+..........................  41,896     560,150
      Whiting Petroleum Corp.#+.........................  29,030   1,393,440
                                                                 -----------
                                                                  24,156,187
                                                                 -----------
    Oil Companies - Integrated -- 0.0%
      Delek US Holdings, Inc.#..........................   8,074     137,581
      PetroCorp, Inc.(1)................................   2,364           0
                                                                 -----------
                                                                     137,581
                                                                 -----------
    Oil Field Machinery & Equipment -- 0.5%
      CARBO Ceramics, Inc.#.............................  15,748     612,755
      Complete Production Services, Inc.+...............  20,455     450,215
      Dril-Quip, Inc.#+.................................  17,388     736,034
      Gulf Island Fabrication, Inc......................   9,472     356,431
      Hydril+...........................................  14,003   1,059,467
      Lone Star Technologies, Inc.+.....................  24,177   1,268,325
      Lufkin Industries, Inc............................  11,623     679,946
      Metretek Technologies, Inc.#+.....................  12,326     175,522
      NATCO Group, Inc., Class A+.......................  11,481     395,750
      T-3 Energy Services, Inc.+........................   1,122      24,504
                                                                 -----------
                                                                   5,758,949
                                                                 -----------
    Oil Refining & Marketing -- 0.2%
      Alon USA Energy, Inc.#............................   9,450     294,273
      Crosstex Energy, Inc.#............................   8,300     805,598
      Giant Industries, Inc.+...........................  11,501     886,612
      Sulphco, Inc.#+...................................  27,325     136,625
      Western Refining, Inc.#...........................  18,215     515,849
                                                                 -----------
                                                                   2,638,957
                                                                 -----------
    Oil - Field Services -- 0.9%
      Allis-Chalmers Energy, Inc.#+.....................  14,883     314,031
      Basic Energy Services, Inc.+......................   9,820     248,151
      Hanover Compressor Co.#+..........................  80,313   1,586,182
      Helix Energy Solutions Group, Inc.+...............   8,912     327,783
      Hercules Offshore, Inc.#+.........................  15,919     542,360
      Hornbeck Offshore Services, Inc.+.................  19,286     727,854
      MarkWest Hydrocarbon, Inc.#.......................   4,909     206,325
      Matrix Service Co.#+..............................  18,060     288,599
      Newpark Resources, Inc.#+.........................  70,204     431,755
      Oil States International, Inc.#+..................  38,901   1,354,144
      RPC, Inc.#........................................  16,752     376,920
      Superior Well Services, Inc.#+....................   8,569     205,056
      Trico Marine Services, Inc.+......................   9,309     338,382
      Union Drilling, Inc.+.............................  10,541     146,942

                                                                Value
                    Security Description              Shares   (Note 3)

        ----------------------------------------------------------------
        Oil - Field Services (continued)
          Universal Compression Holdings, Inc.+......  23,681 $1,490,719
          W-H Energy Services, Inc.+.................  23,139  1,104,887
          Warrior Energy Service Corp.+..............   7,597    220,693
                                                              ----------
                                                               9,910,783
                                                              ----------
        Optical Supplies -- 0.0%
          Oakley, Inc.#..............................  19,544    360,000
                                                              ----------
        Paper & Related Products -- 0.6%
          Bowater, Inc.#.............................  43,929    957,652
          Buckeye Technologies, Inc.#+...............  29,583    347,304
          Caraustar Industries, Inc.#+...............  22,840    179,294
          Glatfelter#+...............................  34,915    517,440
          Longview Fibre Co..........................  51,647  1,075,291
          Mercer International, Inc. SBI#+...........  21,312    251,482
          Neenah Paper, Inc.#........................  11,599    396,222
          Potlatch Corp.#............................  30,345  1,265,083
          Rock-Tenn Co., Class A.....................  25,065    631,638
          Schweitzer-Mauduit International, Inc......  12,126    300,604
          Wausau Paper Corp..........................  35,217    526,846
          Xerium Technologies, Inc.#.................  15,489    157,833
                                                              ----------
                                                               6,606,689
                                                              ----------
        Patient Monitoring Equipment -- 0.0%
          Aspect Medical Systems, Inc.#+.............  12,807    242,821
          Visicu, Inc.#+.............................   5,414     54,140
                                                              ----------
                                                                 296,961
                                                              ----------
        Pharmacy Services -- 0.0%
          HealthExtras, Inc.#+.......................  21,334    456,121
                                                              ----------
        Physical Therapy/Rehabilation Centers -- 0.1%
          Psychiatric Solutions, Inc.#+..............  41,576  1,512,951
          RehabCare Group, Inc.+.....................  13,335    167,087
                                                              ----------
                                                               1,680,038
                                                              ----------
        Physicians Practice Management -- 0.2%
          Healthways, Inc.+..........................  27,112  1,246,339
          Matria Healthcare, Inc.#+..................  16,474    481,864
                                                              ----------
                                                               1,728,203
                                                              ----------
        Platinum -- 0.0%
          Stillwater Mining Co.#+....................  32,440    449,618
                                                              ----------
        Poultry -- 0.2%
          Gold Kist, Inc.+...........................  40,090    794,183
          Pilgrim's Pride Corp.#.....................  31,786    811,178
          Sanderson Farms, Inc.#.....................  13,335    368,713
                                                              ----------
                                                               1,974,074
                                                              ----------
        Power Converter/Supply Equipment -- 0.1%
          Advanced Energy Industries, Inc.+..........  27,680    476,926
          Capstone Turbine Corp.#+...................  80,700    109,752
          Powell Industries, Inc.+...................   6,049    144,390
          Power-One, Inc.#+..........................  54,957    402,285
          Vicor Corp.................................  15,569    190,876
                                                              ----------
                                                               1,324,229
                                                              ----------
        Precious Metals -- 0.1%
          Coeur d'Alene Mines Corp.#+................ 218,331  1,189,904
                                                              ----------
        Printing - Commercial -- 0.3%
          Banta Corp.................................  18,857    683,001
          Bowne & Co., Inc.#.........................  23,454    371,042
          Cenveo, Inc.#+.............................  41,810    831,183
          Consolidated Graphics, Inc.+...............   8,846    517,491
          Valassis Communications, Inc.+.............  37,535    580,291
                                                              ----------
                                                               2,983,008
                                                              ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Private Corrections -- 0.1%
         Cornell Cos., Inc.#+.........................   8,972 $  161,496
         Geo Group, Inc.+.............................  15,283    574,029
                                                               ----------
                                                                  735,525
                                                               ----------
       Protection/Safety -- 0.0%
         Landauer, Inc................................   7,131    387,855
                                                               ----------
       Publishing - Books -- 0.1%
         Courier Corp.#...............................   7,872    302,127
         Scholastic Corp.#+...........................  27,561    918,333
                                                               ----------
                                                                1,220,460
                                                               ----------
       Publishing - Newspapers -- 0.1%
         Journal Register Co..........................  31,082    241,818
         Lee Enterprises, Inc.........................  35,932  1,038,435
         Sun-Times Media Group, Inc., Class A#........  51,871    252,612
                                                               ----------
                                                                1,532,865
                                                               ----------
       Publishing - Periodicals -- 0.2%
         Playboy Enterprises, Inc., Class B#+.........  16,721    194,131
         Primedia, Inc.#+............................. 155,951    243,283
         Reader's Digest Association, Inc.............  75,699  1,267,958
         Value Line, Inc..............................   1,058     61,597
                                                               ----------
                                                                1,766,969
                                                               ----------
       Quarrying -- 0.1%
         Compass Minerals International, Inc..........  25,115    831,307
                                                               ----------
       Racetracks -- 0.1%
         Churchill Downs, Inc.#.......................   6,862    274,343
         Dover Motorsports, Inc.#.....................  12,895     68,214
         Magna Entertainment Corp., Class A#+.........  31,397    139,089
         Speedway Motorsports, Inc....................  12,020    455,558
                                                               ----------
                                                                  937,204
                                                               ----------
       Radio -- 0.3%
         Citadel Broadcasting Corp.#..................  28,982    275,619
         Cox Radio, Inc., Class A#+...................  35,477    564,084
         Cumulus Media, Inc., Class A#+...............  26,845    272,477
         Emmis Communications Corp., Class A#.........  25,850    218,433
         Entercom Communications Corp.................  25,047    675,017
         Radio One, Inc., Class D+....................  60,090    389,984
         Salem Communications Corp., Class A#.........   7,806     96,482
         Spanish Broadcasting System, Inc., Class A#+.  35,010    148,092
         Westwood One, Inc............................  55,126    363,280
                                                               ----------
                                                                3,003,468
                                                               ----------
       Real Estate Investment Trusts -- 6.9%
         Acadia Realty Trust..........................  24,953    648,279
         Affordable Residential Communities#+.........  26,827    302,072
         Agree Reality Corp...........................   6,054    211,708
         Alexander's, Inc.+...........................   1,579    641,074
         Alexandria Real Estate Equities, Inc.#.......  22,861  2,356,512
         American Campus Communities, Inc.............  17,989    534,273
         American Financial Realty Trust.............. 101,749  1,196,568
         American Home Mtg. Investment Corp.#.........  34,626  1,224,722
         Anthracite Capital, Inc......................  44,815    567,806
         Anworth Mtg. Asset Corp......................  35,636    336,404
         Arbor Realty Trust, Inc......................   9,337    263,677
         Ashford Hospitality Trust, Inc.#.............  47,205    619,330
         BioMed Realty Trust, Inc.#...................  51,231  1,547,176
         Capital Lease Funding, Inc.#.................  26,064    313,550
         Capital Trust, Inc., Class A.................   7,716    343,979
         Cedar Shopping Centers, Inc..................  27,039    493,191
         CentraCore Properties Trust#.................   8,643    277,613
         Corporate Office Properties Trust#...........  26,194  1,302,104
         Cousins Properties, Inc......................  30,086  1,093,024

                                                               Value
                    Security Description              Shares  (Note 3)

         --------------------------------------------------------------
         Real Estate Investment Trusts (continued)
           Crescent Real Estate Equities Co.......... 61,932 $1,330,299
           Crystal River Capital, Inc................  5,897    135,454
           Deerfield Triarc Capital Corp............. 40,579    628,163
           DiamondRock Hospitality Co................ 54,705    968,278
           Digital Realty Trust, Inc.#............... 19,855    723,516
           EastGroup Properties, Inc................. 18,559  1,040,232
           Education Realty Trust, Inc.#............. 20,746    326,335
           Entertainment Properties Trust............ 20,779  1,261,285
           Equity Inns, Inc.......................... 42,834    697,338
           Equity Lifestyle Properties, Inc.#........ 15,258    792,958
           Equity One, Inc.#......................... 29,967    817,500
           Extra Space Storage, Inc.#................ 45,201    832,602
           FelCor Lodging Trust, Inc................. 47,833  1,052,804
           Fieldstone Investment Corp................ 38,125    214,263
           First Industrial Realty Trust, Inc.#...... 35,157  1,766,639
           First Potomac Reality Trust............... 18,843    578,669
           Franklin Street Properties Corp.#......... 45,859    959,370
           Getty Realty Corp......................... 13,786    428,055
           Glimcher Realty Trust#.................... 28,780    776,197
           GMH Communities Trust#.................... 31,185    387,006
           Gramercy Capital Corp..................... 14,662    410,683
           Healthcare Realty Trust, Inc.#............ 37,553  1,523,525
           Hersha Hospitality Trust.................. 24,821    286,434
           Highland Hospitality Corp................. 46,910    665,184
           Highwoods Properties, Inc................. 42,460  1,732,368
           Home Properties, Inc...................... 27,105  1,675,360
           HomeBanc Corp.#........................... 44,493    187,316
           Impac Mtg. Holdings, Inc.#................ 59,787    586,510
           Inland Real Estate Corp.#................. 53,117  1,030,470
           Innkeepers USA Trust...................... 33,924    542,784
           Investors Real Estate Trust#.............. 36,575    371,602
           Jer Investors Trust, Inc.................. 20,177    399,303
           Kite Realty Group Trust#.................. 22,452    425,241
           KKR Financial Corp........................ 63,134  1,689,466
           LaSalle Hotel Properties.................. 31,381  1,383,902
           Lexington Corporate Properties Trust...... 41,531    917,835
           LTC Properties, Inc.#..................... 18,353    506,910
           Luminent Mtg. Capital, Inc................ 34,613    357,206
           Maguire Properties, Inc................... 29,749  1,274,745
           Medical Properties Trust, Inc.#........... 31,463    467,226
           MFA Mtg. Investments, Inc................. 62,207    483,970
           Mid-America Apartment Communities, Inc.... 18,557  1,113,420
           Mills Corp.#.............................. 44,462    936,370
           MortgageIT Holdings, Inc.#................ 22,847    331,282
           National Health Investors, Inc............ 18,505    619,917
           National Retail Properties, Inc........... 45,465  1,084,340
           Nationwide Health Properties, Inc.#....... 62,905  1,861,359
           Newcastle Investment Corp................. 34,560  1,035,072
           Newkirk Realty Trust, Inc.#............... 15,219    267,093
           NorthStar Realty Finance Corp............. 33,232    527,392
           Novastar Financial, Inc.#................. 25,797    786,808
           Omega Healthcare Investors, Inc........... 45,554    807,217
           Parkway Properties, Inc................... 11,142    578,047
           Pennsylvania Real Estate Investment Trust. 28,786  1,137,047
           Post Properties, Inc...................... 33,700  1,612,208
           PS Business Parks, Inc.................... 12,541    893,546
           RAIT Investment Trust#.................... 21,921    730,627
           Ramco-Gershenson Properties Trust#........ 13,233    489,356
           Realty Income Corp........................ 70,011  1,922,502
           Redwood Trust, Inc........................ 15,244    872,109
           Republic Property Trust#.................. 20,462    235,518
           Saul Centers, Inc.........................  8,603    483,403
           Saxon Capital, Inc.#...................... 39,318    552,811
           Senior Housing Properties Trust........... 50,203  1,098,442
           Sovran Self Storage, Inc.................. 13,914    813,969

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Real Estate Investment Trusts (continued)
          Spirit Finance Corp....................... 76,072 $   928,839
          Strategic Hotel Capital, Inc.#............ 57,475   1,250,081
          Sun Communities, Inc...................... 14,193     475,891
          Sunstone Hotel Investors, Inc............. 45,507   1,268,735
          Tanger Factory Outlet Centers, Inc.#...... 24,321     958,734
          Trustreet Properties, Inc.#............... 53,043     892,714
          U-Store-It Trust.......................... 36,916     807,722
          Universal Health Realty Income Trust......  9,255     364,554
          Urstadt Biddle Properties, Inc., Class A#. 16,584     315,594
          Washington Real Estate Investment Trust#.. 35,346   1,515,283
          Windrose Medical Properties Trust#........ 15,991     299,352
          Winston Hotels, Inc....................... 22,938     311,498
          Winthrop Realty Trust..................... 21,392     137,123
                                                            -----------
                                                             77,224,040
                                                            -----------
        Real Estate Management/Services -- 0.1%
          Housevalues, Inc.#+....................... 11,285      60,600
          Tarragon Corp.#........................... 10,614     132,569
          Trammell Crow Co.#+....................... 28,326   1,396,472
                                                            -----------
                                                              1,589,641
                                                            -----------
        Real Estate Operations & Development -- 0.1%
          Avatar Holdings, Inc.#+...................  4,554     324,973
          California Coastal Communities, Inc.+.....  7,982     165,148
          Consolidated-Tomoka Land Co.#.............  4,456     319,718
          Resource Capital Corp.#...................  3,148      52,257
                                                            -----------
                                                                862,096
                                                            -----------
        Recreational Centers -- 0.1%
          Bally Total Fitness Holding Corp.#+....... 28,929      68,272
          Life Time Fitness, Inc.#+................. 23,870   1,177,030
          Town Sports International Holdings, Inc.+.  7,028     114,346
                                                            -----------
                                                              1,359,648
                                                            -----------
        Recreational Vehicles -- 0.1%
          Arctic Cat, Inc.#......................... 10,085     167,008
          Polaris Industries, Inc.#................. 32,496   1,462,970
                                                            -----------
                                                              1,629,978
                                                            -----------
        Recycling -- 0.2%
          Aleris International, Inc.+............... 24,638   1,283,886
          Metal Management, Inc..................... 20,466     750,079
                                                            -----------
                                                              2,033,965
                                                            -----------
        Rental Auto/Equipment -- 0.4%
          Aaron Rents, Inc.......................... 34,377     918,553
          Dollar Thrifty Automotive Group, Inc.+.... 19,358     824,070
          Electro Rent Corp.+....................... 14,961     225,163
          H&E Equipment Services, Inc.+.............  9,000     217,980
          McGrath Rentcorp.......................... 17,247     543,281
          Rent-A-Center, Inc.#+..................... 54,538   1,491,069
                                                            -----------
                                                              4,220,116
                                                            -----------
        Research & Development -- 0.2%
          Albany Molecular Research, Inc.+.......... 19,975     221,723
          Exponent, Inc.#+.......................... 12,592     224,389
          Kendle International, Inc.#+..............  9,638     337,619
          Parexel International Corp.#+............. 21,332     592,390
          PharmaNet Development Group, Inc.#+....... 14,262     324,603
          PRA International#+....................... 14,042     406,656
          Senomyx, Inc.#+........................... 23,421     315,247
                                                            -----------
                                                              2,422,627
                                                            -----------
        Resorts/Theme Parks -- 0.2%
          Bluegreen Corp.#+......................... 16,418     223,449
          Great Wolf Resorts, Inc.#+................ 21,055     271,609

                                                             Value
                   Security Description             Shares  (Note 3)

         -------------------------------------------------------------
         Resorts/Theme Parks (continued)
           Six Flags, Inc.#+....................... 55,860 $   302,203
           Vail Resorts, Inc.#+.................... 23,780   1,046,796
                                                           -----------
                                                             1,844,057
                                                           -----------
         Retail - Apparel/Shoe -- 1.8%
           Aeropostale, Inc.+...................... 42,825   1,295,028
           Bebe Stores, Inc.#...................... 18,562     369,569
           Brown Shoe Co., Inc..................... 22,265   1,056,252
           Buckle, Inc.............................  7,591     356,701
           Cache, Inc.+............................  9,610     236,022
           Casual Male Retail Group, Inc.#+........ 24,140     339,167
           Cato Corp., Class A..................... 23,997     569,689
           Charlotte Russe Holding, Inc.+.......... 13,364     403,192
           Charming Shoppes, Inc.#+................ 96,118   1,300,476
           Children's Place Retail Stores, Inc.+... 17,750   1,145,230
           Christopher & Banks Corp.#.............. 28,683     538,954
           Deb Shops, Inc.#........................  3,915      98,971
           dELiA*s, Inc.+.......................... 16,734     155,124
           Dress Barn, Inc.#+...................... 36,129     875,044
           DSW, Inc., Class A#+.................... 12,720     487,176
           Genesco, Inc.#+......................... 18,292     700,949
           Hot Topic, Inc.#+....................... 34,683     463,018
           J Crew Group, Inc.+..................... 16,998     668,871
           Jos. A. Bank Clothiers, Inc.#+.......... 14,137     423,969
           Kenneth Cole Productions, Inc., Class A.  7,205     172,199
           Men's Wearhouse, Inc.................... 37,412   1,432,880
           New York & Co., Inc.+................... 16,799     217,715
           Pacific Sunwear of California, Inc.+.... 57,186   1,125,420
           Payless ShoeSource, Inc.#+.............. 52,278   1,630,551
           Shoe Carnival, Inc.+....................  6,575     177,262
           Stage Stores, Inc....................... 22,817     753,874
           Stein Mart, Inc......................... 20,584     323,169
           Syms Corp.+.............................  5,114      93,944
           Talbots, Inc.#.......................... 17,674     440,436
           The Finish Line, Inc., Class A#......... 33,448     466,265
           Tween Brands, Inc.+..................... 26,393   1,106,395
           Under Armour, Inc., Class A#+........... 16,328     766,110
           Wet Seal, Inc., Class A#+............... 53,112     385,593
                                                           -----------
                                                            20,575,215
                                                           -----------
         Retail - Appliances -- 0.0%
           Conn's, Inc.#+..........................  6,126     130,851
                                                           -----------
         Retail - Arts & Crafts -- 0.0%
           A.C. Moore Arts & Crafts, Inc.#+........ 12,228     260,579
                                                           -----------
         Retail - Auto Parts -- 0.1%
           CSK Auto Corp.+......................... 34,410     572,926
           PEP Boys-Manny Moe & Jack#.............. 42,600     575,100
                                                           -----------
                                                             1,148,026
                                                           -----------
         Retail - Automobile -- 0.2%
           America's Car-Mart, Inc.#+..............  7,247      81,964
           Asbury Automotive Group, Inc............  9,633     226,761
           Group 1 Automotive, Inc.#............... 19,511     994,866
           Lithia Motors, Inc., Class A#........... 12,434     321,543
           Rush Enterprises, Inc.+................. 17,124     311,314
           Sonic Automotive, Inc................... 23,674     675,656
                                                           -----------
                                                             2,612,104
                                                           -----------
         Retail - Bedding -- 0.1%
           Select Comfort Corp.#+.................. 42,290     732,040
                                                           -----------
         Retail - Bookstore -- 0.1%
           Books-A-Million, Inc.#.................. 11,128     233,465
           Borders Group, Inc...................... 50,853   1,164,534
                                                           -----------
                                                             1,397,999
                                                           -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                    Security Description            Shares  (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Retail - Computer Equipment -- 0.1%
            Insight Enterprises, Inc.+............. 37,912 $  762,031
            Systemax, Inc.#+.......................  7,580    102,406
                                                           ----------
                                                              864,437
                                                           ----------
          Retail - Convenience Store -- 0.2%
            Casey's General Stores, Inc............ 39,559    984,624
            The Pantry, Inc.+...................... 17,812    873,144
                                                           ----------
                                                            1,857,768
                                                           ----------
          Retail - Discount -- 0.3%
            99 Cents Only Stores#+................. 37,150    410,507
            Big Lots, Inc.+........................ 88,703  1,978,964
            Citi Trends, Inc.#+....................  4,957    219,397
            Fred's, Inc.#.......................... 31,349    369,605
            Tuesday Morning Corp.#................. 23,534    414,198
                                                           ----------
                                                            3,392,671
                                                           ----------
          Retail - Drug Store -- 0.1%
            Longs Drug Stores Corp................. 24,996  1,027,086
                                                           ----------
          Retail - Fabric Store -- 0.0%
            Jo-Ann Stores, Inc.#+.................. 18,887    372,641
                                                           ----------
          Retail - Hair Salons -- 0.1%
            Regis Corp............................. 35,865  1,373,988
                                                           ----------
          Retail - Home Furnishings -- 0.1%
            Cost Plus, Inc.#+...................... 17,332    186,666
            Haverty Furniture Cos., Inc.#.......... 17,690    246,599
            Pier 1 Imports, Inc.#.................. 68,404    454,886
            Restoration Hardware, Inc.#+........... 23,227    198,358
                                                           ----------
                                                            1,086,509
                                                           ----------
          Retail - Hypermarkets -- 0.0%
            Smart & Final, Inc.+................... 10,880    196,493
                                                           ----------
          Retail - Jewelry -- 0.1%
            Movado Group, Inc...................... 13,893    347,464
            Zale Corp.#+........................... 37,622  1,157,629
                                                           ----------
                                                            1,505,093
                                                           ----------
          Retail - Leisure Products -- 0.0%
            MarineMax, Inc.#+...................... 12,946    347,730
            West Marine, Inc.#+.................... 11,257    194,746
                                                           ----------
                                                              542,476
                                                           ----------
          Retail - Misc./Diversified -- 0.0%
            Pricesmart, Inc.+......................  6,249    107,670
                                                           ----------
          Retail - Music Store -- 0.1%
            Guitar Center, Inc.#+.................. 22,988  1,009,633
                                                           ----------
          Retail - Office Supplies -- 0.1%
            School Specialty, Inc.#+............... 18,025    667,826
                                                           ----------
          Retail - Pawn Shops -- 0.2%
            Cash America International, Inc........ 23,253  1,026,387
            Ezcorp, Inc., Class A+.................  9,283    433,702
            First Cash Financial Services, Inc.+... 21,912    447,662
                                                           ----------
                                                            1,907,751
                                                           ----------
          Retail - Petroleum Products -- 0.1%
            World Fuel Services Corp............... 21,617  1,048,425
                                                           ----------
          Retail - Regional Deptment Stores -- 0.0%
            Bon-Ton Stores, Inc.#..................  5,226    195,400
            Retail Ventures, Inc.#+................ 15,837    301,378
                                                           ----------
                                                              496,778
                                                           ----------

                                                                  Value
                   Security Description                 Shares   (Note 3)

    -----------------------------------------------------------------------
    Retail - Restaurants -- 1.9%
      AFC Enterprises, Inc.#+..........................  20,172 $   344,941
      Applebee's International, Inc....................  58,343   1,327,303
      BJ's Restaurants, Inc.#+.........................  10,868     225,620
      Bob Evans Farms, Inc.............................  28,164     956,731
      Buffalo Wild Wings, Inc.#+.......................   5,775     308,327
      California Pizza Kitchen, Inc.#+.................  15,558     487,899
      CBRL Group, Inc..................................  24,285   1,041,584
      CEC Entertainment, Inc.+.........................  26,149   1,040,992
      Chipotle Mexican Grill, Inc., Class B+...........  19,177   1,038,435
      CKE Restaurants, Inc.............................  53,635     989,029
      Cosi, Inc.#+.....................................  26,988     126,304
      Denny's Corp.+...................................  72,270     333,165
      Domino's Pizza, Inc..............................  29,767     817,402
      IHOP Corp........................................  14,431     759,215
      Jack in the Box, Inc.+...........................  27,765   1,707,270
      Krispy Kreme Doughnuts, Inc.+....................  43,134     418,831
      Landry's Restaurants, Inc.#......................  12,859     363,267
      Lone Star Steakhouse & Saloon, Inc...............  13,052     359,452
      Luby's, Inc.+....................................  16,820     185,020
      Mccormick & Schmick's Seafood Restaurants, Inc.+.   9,352     234,548
      Morton's Restaurant Group, Inc.+.................   7,858     128,085
      O'Charley's, Inc.+...............................  18,140     364,614
      Papa John's International, Inc.#+................  19,126     592,906
      PF Chang's China Bistro, Inc.#+..................  20,830     751,963
      Rare Hospitality International, Inc.+............  26,626     861,884
      Red Robin Gourmet Burgers, Inc.#+................  12,984     446,260
      Ruby Tuesday, Inc.#..............................  46,364   1,251,364
      Ruth's Chris Steak House, Inc.#+.................  13,703     259,672
      Sonic Corp#+.....................................  54,590   1,281,773
      Texas Roadhouse, Inc., Class A#+.................  40,951     562,667
      The Steak n Shake Co.+...........................  22,116     380,837
      Triarc Cos., Inc., Class B#......................  48,345     905,985
                                                                -----------
                                                                 20,853,345
                                                                -----------
    Retail - Sporting Goods -- 0.2%
      Big 5 Sporting Goods Corp........................  17,836     436,447
      Cabela's Inc., Class A#+.........................  25,144     608,988
      Hibbett Sporting Goods, Inc.+....................  25,164     793,169
      Zumiez, Inc.#+...................................  11,325     347,791
                                                                -----------
                                                                  2,186,395
                                                                -----------
    Retail - Toy Stores -- 0.0%
      Build-A-Bear Workshop, Inc.#+....................  11,563     353,597
                                                                -----------
    Retail - Video Rentals -- 0.1%
      Blockbuster, Inc., Class A#+..................... 149,767     787,774
                                                                -----------
    Retirement/Aged Care -- 0.1%
      Capital Senior Living Corp.+.....................  17,078     175,220
      Emeritus Corp.#+.................................   3,880      90,598
      Five Star Quality Care, Inc.+....................  24,791     252,124
      Sunrise Senior Living, Inc.#+....................  34,883   1,112,768
                                                                -----------
                                                                  1,630,710
                                                                -----------
    Rubber - Tires -- 0.1%
      Bandag, Inc.#....................................   8,820     389,668
      Cooper Tire & Rubber Co.#........................  48,180     637,421
                                                                -----------
                                                                  1,027,089
                                                                -----------
    Rubber/Plastic Products -- 0.1%
      Myers Industries, Inc............................  20,939     338,374
      PW Eagle, Inc.#..................................   8,260     281,997
                                                                -----------
                                                                    620,371
                                                                -----------
    Satellite Telecom -- 0.0%
      Loral Space & Communications, Inc.#+.............   8,939     274,695
                                                                -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Savings & Loans/Thrifts -- 1.8%
           Abington Community Bancorp, Inc.#........  5,473 $   106,614
           Anchor BanCorp Wisconsin, Inc............ 15,339     439,616
           BankAtlantic Bancorp, Inc., Class A...... 37,079     484,623
           BankUnited Financial Corp., Class A#..... 24,595     627,173
           Berkshire Hills Bancorp, Inc.............  6,762     228,082
           BFC Financial Corp., Class A#+........... 12,772      84,934
           Brookline Bancorp, Inc.#................. 48,375     653,062
           Charter Financial Corp.#.................  3,115     159,644
           Citizens First Bancorp, Inc..............  6,616     193,452
           Clifton Savings Bancorp, Inc.#........... 10,468     125,616
           Dime Community Bancshares#............... 19,644     276,391
           Downey Financial Corp.#.................. 16,518   1,202,510
           Fidelity Bankshares, Inc................. 19,774     778,305
           First Financial Holdings, Inc............  9,446     355,359
           First Niagara Financial Group, Inc....... 87,298   1,254,472
           First Place Financial Corp............... 13,694     333,449
           FirstFed Financial Corp.#+............... 13,043     848,056
           Flagstar Bancorp, Inc.#.................. 31,873     479,689
           Flushing Financial Corp.................. 15,032     255,544
           Franklin Bank Corp.#+.................... 18,388     360,773
           Harbor Florida Bancshares, Inc........... 16,471     717,641
           Home Federal Bancorp, Inc.#..............  4,880      84,814
           Horizon Financial Corp.#.................  9,717     239,913
           Investors Bancorp, Inc.+................. 41,740     638,205
           ITLA Capital Corp........................  4,359     231,114
           Kearny Financial Corp.#.................. 17,140     282,981
           KNBT Bancorp, Inc........................ 22,748     382,166
           MAF Bancorp, Inc......................... 26,428   1,162,568
           NASB Financial, Inc.#....................  3,114     131,380
           NewAlliance Bancshares, Inc.#............ 86,477   1,413,899
           Northwest Bancorp, Inc.#................. 14,674     403,388
           OceanFirst Financial Corp................  6,852     151,566
           Partners Trust Financial Group, Inc...... 35,328     400,973
           PennFed Financial Services, Inc..........  7,517     145,529
           PFF BanCorp., Inc........................ 19,239     634,887
           Provident Financial Services, Inc........ 53,240     968,436
           Provident New York Bancorp, Inc.#........ 33,324     507,191
           Rockville Financial, Inc.#...............  6,869     115,193
           Roma Financial Corp.+....................  7,970     126,643
           Sterling Financial Corp.................. 28,997     972,849
           TierOne Corp............................. 14,251     444,489
           United Community Financial Corp.......... 21,301     265,623
           Wauwatosa Holdings, Inc.#+...............  8,206     145,410
           Westfield Financial, Inc.#...............  3,021     100,056
           Willow Grove Bancorp, Inc.#.............. 11,698     175,470
           WSFS Financial Corp......................  4,641     299,669
                                                            -----------
                                                             20,389,417
                                                            -----------
         Schools -- 0.3%
           Corinthian Colleges, Inc.#+.............. 67,665     872,879
           DeVry, Inc.+............................. 47,898   1,255,886
           Educate, Inc.#+.......................... 13,888     101,938
           Lincoln Educational Services Corp.#+.....  3,565      44,170
           Strayer Education, Inc................... 11,263   1,239,493
           Universal Technical Institute, Inc.#+.... 18,022     370,352
                                                            -----------
                                                              3,884,718
                                                            -----------
         School - Day Care -- 0.1%
           Bright Horizons Family Solutions, Inc.#+. 20,481     752,882
                                                            -----------
         Seismic Data Collection -- 0.3%
           Dawson Geophysical Co.#+.................  5,913     214,583
           Input/Output, Inc.#+..................... 55,357     600,624
           Veritas DGC, Inc.+....................... 27,932   2,183,444
                                                            -----------
                                                              2,998,651
                                                            -----------

                                                                    Value
                   Security Description                   Shares   (Note 3)

  ---------------------------------------------------------------------------
  Semiconductor Equipment -- 1.1%
    Asyst Technologies, Inc.+............................  38,053 $   250,769
    ATMI, Inc.#+.........................................  27,425     891,587
    Axcelis Technologies, Inc.#+.........................  79,324     506,880
    Brooks Automation, Inc.#+............................  58,624     818,977
    Cabot Microelectronics Corp.#+.......................  19,013     601,761
    Cohu, Inc.#..........................................  17,713     350,186
    Credence Systems Corp.#+.............................  78,474     301,340
    Entegris, Inc.#+..................................... 108,057   1,151,888
    FormFactor, Inc.#+...................................  35,958   1,343,391
    Kulicke and Soffa Industries, Inc.#+.................  44,563     364,971
    LTX Corp.#+..........................................  48,471     252,534
    Mattson Technology, Inc.#+...........................  41,197     391,783
    MKS Instruments, Inc.+...............................  28,581     594,771
    Nextest Systems Corp.+...............................   4,730      49,854
    Photronics, Inc.#+...................................  32,511     512,698
    Rudolph Technologies, Inc.#+.........................  19,206     307,872
    Semitool, Inc.#+.....................................  17,264     237,035
    Tessera Technologies, Inc.#+.........................  36,255   1,372,977
    Ultratech, Inc.#+....................................  18,785     244,769
    Varian Semiconductor Equipment Associates, Inc.+.....  44,957   1,786,142
    Veeco Instruments, Inc.+.............................  23,761     446,232
                                                                  -----------
                                                                   12,778,417
                                                                  -----------
  Semiconductors Components - Intergated Circuits -- 0.5%
    Anadigics, Inc.#+....................................  37,064     357,668
    Cirrus Logic, Inc.+..................................  68,696     478,811
    Emulex Corp.+........................................  66,247   1,382,575
    Exar Corp.#+.........................................  24,508     332,574
    Genesis Microchip, Inc.#+............................  27,868     278,680
    Hitte Microwave Corp.+...............................  10,204     398,670
    Micrel, Inc.#+.......................................  57,071     659,170
    Pericom Semiconductor Corp.#+........................  20,681     238,452
    Standard Microsystems Corp.+.........................  17,421     555,207
    Techwell, Inc.+......................................   4,425      76,552
    TriQuint Semiconductor, Inc.#+....................... 109,719     552,984
                                                                  -----------
                                                                    5,311,343
                                                                  -----------
  Software Tools -- 0.1%
    Altiris, Inc.+.......................................  18,387     455,813
    Borland Software Corp.#+.............................  61,106     323,251
                                                                  -----------
                                                                      779,064
                                                                  -----------
  Specified Purpose Acquisitions -- 0.0%
    Star Maritime Acquisition Corp.#+....................  14,820     144,643
                                                                  -----------
  Steel Pipe & Tube -- 0.2%
    Mueller Water Products, Inc., Class A#...............  19,677     304,994
    NS Group, Inc.+......................................  17,648   1,167,415
    Valmont Industries, Inc..............................  14,202     841,468
                                                                  -----------
                                                                    2,313,877
                                                                  -----------
  Steel - Producers -- 0.4%
    AK Steel Holding Corp.+..............................  86,416   1,425,000
    Chaparral Steel Co...................................  36,171   1,681,951
    Olympic Steel, Inc.#.................................   6,574     170,530
    Ryerson, Inc.#.......................................  20,459     455,417
    Schnitzer Steel Industries, Inc, Class A.............  17,744     724,310
    Shiloh Industries, Inc.+.............................   3,790      63,141
    Steel Technologies, Inc..............................   8,974     154,802
    Wheeling-Pittsburgh Corp.#+..........................   8,462     148,762
                                                                  -----------
                                                                    4,823,913
                                                                  -----------
  Steel - Specialty -- 0.2%
    Oregon Steel Mills, Inc.+............................  28,064   1,766,348
                                                                  -----------
  Storage/Warehousing -- 0.1%
    Mobile Mini, Inc.#+..................................  27,689     760,340
                                                                  -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Sugar -- 0.0%
         Imperial Sugar Co.#........................   8,880 $   204,595
                                                             -----------
       Superconductor Product & Systems -- 0.0%
         American Superconductor Corp.#+............  25,776     270,906
                                                             -----------
       Telecom Equipment - Fiber Optics -- 0.4%
         Avanex Corp.#+............................. 129,136     256,981
         C-COR, Inc.+...............................  37,700     377,000
         Essex Corp.+...............................  15,171     361,222
         Finisar Corp.#+............................ 178,811     684,846
         Harmonic, Inc.#+...........................  58,260     463,167
         MRV Communications, Inc.#+.................  98,160     366,137
         Newport Corp.+.............................  31,917     693,556
         Oplink Communications, Inc.#+..............  12,836     256,078
         Optical Communication Products, Inc.#+.....  15,666      30,705
         Sycamore Networks, Inc.+................... 144,770     539,992
                                                             -----------
                                                               4,029,684
                                                             -----------
       Telecom Services -- 0.7%
         Cbeyond, Inc.#+............................  12,931     424,913
         Commonwealth Telephone Enterprises, Inc....  16,818     700,806
         Consolidated Commerce Holdings, Inc........  15,974     295,838
         Eschelon Telecom, Inc.+....................   7,338     133,111
         Fairpoint Communications, Inc.#............  21,605     399,044
         FiberTower Corp.#+.........................  92,761     504,620
         Iowa Telecommunications Services, Inc......  24,673     459,905
         Lightbridge, Inc.+.........................  21,374     282,137
         MasTec, Inc.#+.............................  31,605     356,504
         NTELOS Holdings Corp.#+....................  11,839     186,109
         Premiere Global Services, Inc.#+...........  56,763     462,618
         RCN Corp.+.................................  22,881     687,803
         SAVVIS, Inc.+..............................  25,670     777,544
         Time Warner Telecom, Inc., Class A+........  94,169   1,717,643
         USA Mobility, Inc..........................  21,481     522,848
         Vonage Holdings Corp.#+....................  24,588     159,822
                                                             -----------
                                                               8,071,265
                                                             -----------
       Telecommunication Equipment -- 0.9%
         ADTRAN, Inc................................  51,037   1,112,096
         Anaren, Inc.+..............................  13,503     277,487
         Andrew Corp.+.............................. 125,389   1,250,128
         Arris Group, Inc.+.........................  83,987   1,001,965
         CommScope, Inc.#+..........................  45,572   1,374,907
         Comtech Telecommunications Corp.#+.........  17,899     635,772
         CPI International, Inc.+...................   5,553      77,798
         Ditech Networks, Inc. +....................  25,404     177,828
         North Pittsburgh Systems, Inc.#............  11,786     285,811
         Plantronics, Inc.#.........................  36,938     775,698
         Sirenza Microdevices, Inc.#+...............  19,510     173,444
         Sonus Networks, Inc.#+..................... 198,344   1,245,600
         Symmetricom, Inc.#+........................  36,096     316,562
         Tekelec#+..................................  45,375     730,538
         UTStarcom, Inc.#+..........................  94,899     842,703
                                                             -----------
                                                              10,278,337
                                                             -----------
       Telephone - Integrated -- 0.5%
         Alaska Communications Systems Group, Inc.#.  32,955     497,291
         Atlantic Tele-Network, Inc.................   5,010     142,284
         Broadwing Corp.#+..........................  59,889     906,120
         Cincinnati Bell, Inc.+..................... 193,959     876,695
         CT Communications, Inc.#...................  15,098     307,697
         General Communication, Inc., Class A+......  41,995     640,844
         Golden Telecom, Inc........................  17,142     695,794
         IDT Corp., Class B#+.......................  35,319     457,734
         Shenandoah Telecom Co.#....................   6,054     289,865
         SureWest Communications#...................  11,493     284,567

                                                              Value
                   Security Description             Shares   (Note 3)

         --------------------------------------------------------------
         Telephone - Integrated (continued)
           Talk America Holdings, Inc.#+...........  23,901 $   190,730
                                                            -----------
                                                              5,289,621
                                                            -----------
         Television -- 0.0%
           Lin TV Corp., Class A#+.................  21,690     196,295
           Sinclair Broadcast Group, Inc., Class A.  35,760     355,812
                                                            -----------
                                                                552,107
                                                            -----------
         Textile - Apparel -- 0.0%
           Cherokee, Inc.#.........................   6,094     258,081
           Perry Ellis International, Inc.+........   5,705     216,505
                                                            -----------
                                                                474,586
                                                            -----------
         Theater -- 0.0%
           Carmike Cinemas, Inc.#..................   9,669     190,576
                                                            -----------
         Therapeutics -- 1.2%
           Alnylam Pharmaceuticals, Inc.#+.........  25,122     539,369
           Altus Pharmaceuticals, Inc.#+...........   5,803     106,253
           Anadys Pharmaceuticals, Inc.+...........  22,359     111,795
           AtheroGenics, Inc.#+....................  30,976     382,244
           AVANIR Pharmaceuticals, Class A#+.......  24,882      70,914
           AVI BioPharma, Inc.#+...................  39,457     143,229
           Bioenvision, Inc.#+.....................  28,295     140,343
           BioMarin Pharmaceutical, Inc.+..........  67,050   1,147,226
           Connetics Corp.+........................  26,883     466,689
           CV Therapeutics, Inc.#+.................  43,449     520,519
           Cypress Bioscience, Inc.+...............  25,171     217,981
           Dendreon Corp.#+........................  55,936     240,525
           Genta, Inc. #+.......................... 120,723      96,578
           Isis Pharmaceuticals, Inc.#+............  57,251     584,533
           Mannkind Corp.#+........................  17,583     288,361
           Medarex, Inc.#+.........................  95,974   1,294,689
           Medicines Co.#+.........................  39,361   1,123,757
           MGI Pharma, Inc.#+......................  61,353   1,163,866
           Nabi Biopharmaceuticals#+...............  47,131     332,745
           Neurocrine Biosciences, Inc.#+..........  29,631     273,790
           NPS Pharmaceuticals, Inc.#+.............  36,205     185,370
           Nuvelo, Inc.#+..........................  40,692     781,693
           Onyx Pharmaceuticals, Inc.#+............  34,285     599,988
           Progenics Pharmaceuticals, Inc.+........  17,498     479,095
           Renovis, Inc.#+.........................  17,100      54,720
           Tanox, Inc.#+...........................  19,110     375,129
           Trimeris, Inc.#+........................  13,889     159,862
           United Therapeutics Corp.+..............  18,514   1,077,885
                                                            -----------
                                                             12,959,148
                                                            -----------
         Tobacco -- 0.2%
           Alliance One International, Inc.+.......  74,615     483,505
           Universal Corp.#........................  20,206     940,993
           Vector Group, Ltd.#.....................  30,977     552,940
                                                            -----------
                                                              1,977,438
                                                            -----------
         Toys -- 0.2%
           JAKKS Pacific, Inc.#+...................  21,630     472,616
           Leapfrog Enterprises, Inc.+.............  26,726     239,999
           Marvel Entertainment, Inc.#+............  36,996   1,039,588
                                                            -----------
                                                              1,752,203
                                                            -----------
         Transactional Software -- 0.2%
           Bottomline Technologies, Inc.+..........  16,119     168,766
           Innerworkings, Inc.+....................   8,332     139,311
           Open Solutions, Inc.#+..................  15,938     593,691
           Synchronoss Technologies, Inc.+.........   6,392      95,624
           Transaction Systems Architects, Inc.+...  29,372     993,655
                                                            -----------
                                                              1,991,047
                                                            -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Transport - Air Freight -- 0.2%
           ABX Air, Inc.+........................... 45,771 $  289,731
           Atlas Air Worldwide Holdings, Inc.#+..... 15,683    664,332
           EGL, Inc.+............................... 24,711    789,269
                                                            ----------
                                                             1,743,332
                                                            ----------
         Transport - Equipment & Leasing -- 0.1%
           AMERCO#+.................................  8,058    699,837
           Greenbrier Companies, Inc.#.............. 10,629    392,954
           Interpool, Inc...........................  9,402    221,981
           TAL International Group, Inc............. 12,682    315,782
                                                            ----------
                                                             1,630,554
                                                            ----------
         Transport - Marine -- 0.2%
           American Commercial Lines, Inc.#+........ 24,161  1,675,324
           Gulfmark Offshore, Inc.#+................ 12,496    503,214
           Horizon Lines, Inc., Class A............. 11,224    308,660
                                                            ----------
                                                             2,487,198
                                                            ----------
         Transport - Rail -- 0.3%
           Florida East Coast Industries, Inc.#..... 27,650  1,655,406
           Genesee & Wyoming, Inc., Class A+........ 28,398    762,770
           RailAmerica, Inc.+....................... 30,535    487,033
                                                            ----------
                                                             2,905,209
                                                            ----------
         Transport - Services -- 0.3%
           Bristow Group, Inc.#+.................... 18,348    652,638
           Dynamex, Inc.#+..........................  8,703    200,604
           Hub Group, Inc., Class A+................ 31,425    896,870
           Pacer International, Inc................. 29,493    883,315
           PHI, Inc.+............................... 10,769    364,638
           SIRVA, Inc.#+............................ 38,945    147,991
           Universal Truckload Services, Inc.+......  4,659    111,071
                                                            ----------
                                                             3,257,127
                                                            ----------
         Transport - Truck -- 0.5%
           Arkansas Best Corp.#..................... 19,848    752,239
           Celadon Group, Inc.+..................... 18,023    333,786
           Forward Air Corp.#....................... 24,730    823,509
           Heartland Express, Inc................... 47,549    733,681
           Knight Transportation, Inc.#............. 44,964    792,266
           Marten Transport, Ltd.+.................. 12,018    220,050
           Old Dominion Freight Lines, Inc.+........ 22,112    592,823
           P.A.M. Transportation Services, Inc.+....  4,180    100,278
           Patriot Transportation Holding, Inc.#+...  1,228    112,964
           Quality Distribution, Inc.+..............  6,692     89,271
           Saia, Inc.#+............................. 11,512    285,382
           U.S. Xpress Enterprises, Inc., Class A#+.  7,249    126,350
           USA Truck, Inc.#+........................  6,806    131,152
           Werner Enterprises, Inc.#................ 40,367    752,844
                                                            ----------
                                                             5,846,595
                                                            ----------
         Travel Services -- 0.1%
           Ambassadors Group, Inc................... 16,218    459,294
           Ambassadors International, Inc.#.........  5,612    227,005
                                                            ----------
                                                               686,299
                                                            ----------
         Ultra Sound Imaging Systems -- 0.0%
           SonoSite, Inc.#+......................... 12,797    408,864
                                                            ----------
         Veterinary Products -- 0.0%
           PetMed Express, Inc.#+................... 14,741    189,569
                                                            ----------
         Vitamins & Nutrition Products -- 0.2%
           Mannatech, Inc.#......................... 12,867    191,975
           NBTY, Inc.+.............................. 43,339  1,575,373
           Tiens Biotech Group USA, Inc.#+..........  2,745      8,592

                                                                  Value
                  Security Description                Shares     (Note 3)

    ------------------------------------------------------------------------
    Vitamins & Nutrition Products (continued) -- 0.2%
      USANA Health Sciences, Inc.#+..................   7,360 $      356,077
                                                              --------------
                                                                   2,132,017
                                                              --------------
    Water -- 0.2%
      American States Water Co.#.....................  13,217        494,316
      California Water Service Group#................  15,020        608,010
      PICO Holdings, Inc.#+..........................   8,432        267,800
      SJW Corp.#.....................................  11,826        414,738
      Southwest Water Co.#...........................  17,805        231,999
                                                              --------------
                                                                   2,016,863
                                                              --------------
    Water Treatment Systems -- 0.0%
      Basin Water, Inc.#+............................   4,709         32,963
                                                              --------------
    Web Hosting/Design -- 0.2%
      eCollege.com, Inc.#+...........................  14,217        251,499
      Equinix, Inc.#+................................  22,470      1,714,910
      NIC, Inc.#+....................................  30,056        142,766
      Terremark Worldwide, Inc.#+....................  30,751        175,896
                                                              --------------
                                                                   2,285,071
                                                              --------------
    Web Portals/ISP -- 0.2%
      EarthLink, Inc.+............................... 104,767        682,033
      Sohu.com, Inc.+................................  20,292        496,546
      Trizetto Group, Inc.#+.........................  33,718        582,984
      United Online, Inc.............................  50,416        677,087
                                                              --------------
                                                                   2,438,650
                                                              --------------
    Wire & Cable Products -- 0.4%
      Belden CDT, Inc.#..............................  33,409      1,330,012
      Encore Wire Corp.#+............................  18,270        450,538
      General Cable Corp.#+..........................  39,703      1,687,377
      Insteel Industries, Inc........................  10,945        210,582
      Superior Essex, Inc.+..........................  15,809        559,639
                                                              --------------
                                                                   4,238,148
                                                              --------------
    Wireless Equipment -- 0.5%
      Audiovox Corp., Class A#+......................  12,999        180,036
      Calamp Corp.+..................................  18,261        132,392
      Carrier Access Corp.+..........................  16,327        102,044
      EMS Technologies, Inc.+........................  11,907        243,736
      ID Systems, Inc.#+.............................   8,699        188,942
      Interdigital Communications Corp.#+............  40,627      1,298,033
      Novatel Wireless, Inc.#+.......................  23,131        218,357
      Powerwave Technologies, Inc.#+.................  88,079        564,586
      Radyne Corp.+..................................  14,123        141,371
      RF Micro Devices, Inc.#+....................... 150,327      1,159,021
      Stratex Networks, Inc.#+.......................  75,504        323,157
      ViaSat, Inc.#+.................................  17,388        463,043
      Wireless Facilities, Inc.#+....................  44,860        104,973
                                                              --------------
                                                                   5,119,691
                                                              --------------
    X-Ray Equipment -- 0.2%
      Hologic, Inc.+.................................  41,395      2,070,992
                                                              --------------
    Total Common Stock
       (cost $893,062,750)...........................          1,067,497,941
                                                              --------------
    RIGHTS -- 0.0%
    Medical - Drugs -- 0.0%
      OSI Pharmaceuticals, Inc.#+
      Expires 06/08/12
       (cost $0).....................................   1,002             69
                                                              --------------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                      Shares/
                                                     Principal       Value
               Security Description                   Amount        (Note 3)
-------------------------------------------------------------------------------
WARRANTS -- 0.0%
Enterprise Software/Service -- 0.0%
  MicroStrategy, Inc.
   Expires 06/24/07 (Strike price $400.00)+........          491 $           64
                                                                 --------------
Finance-Other Services -- 0.0%
  Imperial Credit Industries, Inc.
   Expires 01/31/08 (Strike price $2.15)+(1)(2)(5).          255              0
                                                                 --------------
Total Warrants
   (cost $0).......................................                          64
                                                                 --------------
CORPORATE BONDS & NOTES -- 0.0%
Metal Processors & Fabrication -- 0.0%
  Mueller Industries, Inc.
   Sub. Notes
   6.00% due 11/01/14
   (cost $152,000).................................      152,000        139,840
Total Long-Term Investment Securities
   (cost $893,214,750).............................               1,067,637,914
                                                                 --------------
SHORT-TERM INVESTMENT SECURITIES -- 31.3%
Collective Investment Pool -- 22.3%
  Securities Lending Quality Trust(3)..............  250,647,035    250,647,035
                                                                 --------------
Commercial Paper -- 8.7%
  Rabobank USA Financial Corp.
   5.30% due 12/01/06.............................. $ 50,000,000     50,000,000
  Societe Generale NA
   5.30% due 12/01/06..............................   47,000,000     47,000,000
                                                                 --------------
                                                                     97,000,000
                                                                 --------------
U.S. Government Treasuries -- 0.3%
  United States Treasury Bills
   4.84% due 12/07/06@.............................       75,000         74,940
   4.90% due 12/14/06@.............................       35,000         34,938
   4.93% due 12/14/06@.............................       35,000         34,938
   4.94% due 12/14/06@.............................      900,000        898,407
   4.94% due 01/18/07@.............................       40,000         39,739
   4.95% due 12/21/06@.............................       55,000         54,902
   4.96% due 12/14/06@.............................      145,000        144,743
   4.96% due 12/21/06@.............................       30,000         29,918
   4.97% due 12/21/06@.............................       50,000         49,863
   4.98% due 12/21/06@.............................       10,000          9,973
   4.99% due 12/21/06@.............................      140,000        139,615
   5.00% due 12/14/06@.............................       85,000         84,848
   5.00% due 12/21/06@.............................      185,000        184,488
   5.07% due 12/21/06@.............................       15,000         14,958
   5.09% due 12/28/06@.............................    1,230,000      1,225,337
   5.10% due 12/21/06@.............................      305,000        304,140
   5.12% due 12/21/06@.............................       90,000         89,745
   5.13% due 12/21/06@.............................       20,000         19,944
   5.15% due 12/21/06@.............................       40,000         39,886

                                                           Principal       Value
                  Security Description                      Amount        (Note 3)

--------------------------------------------------------------------------------------
U.S. Government Treasuries -- (continued)
   5.16% due 12/21/06@................................... $   10,000   $        9,971
   5.17% due 12/21/06@...................................    100,000           99,714
                                                                       --------------
                                                                            3,585,007
                                                                       --------------
Total Short-Term Investment Securities
   (cost $351,232,042)...................................                 351,232,042
                                                                       --------------
REPURCHASE AGREEMENT -- 0.2%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.82%, dated 11/30/06, to be repurchased
   12/01/06 in the amount of $2,458,329 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 3.25%, due 08/15/08 and having an
   approximate value of $2,531,815
   (cost $2,458,000).....................................  2,458,000        2,458,000
                                                                       --------------
TOTAL INVESTMENTS
   (cost $1,246,904,792)(4)..............................      126.4%   1,421,327,956
Liabilities in excess of other assets....................      (26.4)%   (296,789,758)
                                                          ----------   --------------
NET ASSETS --                                                  100.0%  $1,124,538,198
                                                          ==========   ==============

--------
#  The security or a portion thereof is out on loan (See Note 3).
+  Non-income producing security
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(1)Fair valued security (see Note 3).
(2)Illiquid security.
(3)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(4)See Note 6 for cost of investments on a tax basis.
(5)To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the Small Cap Index Fund held the following restricted securities:

                                                                  Market
                         Acquisition        Acquisition  Market    Value      % of
          Name              Date     Shares    Cost      Value   Per Share Net Assets
------------------------ ----------- ------ ----------- -------- --------- ----------
Imperial Credit Industry
 Warrant................  02/02/06      255  $      0   $      0  $ 0.00      0.00%
iPCS, Inc.
 Common Stock...........  06/30/06   11,827  $570,730
                          08/29/06      811    42,172
                          11/29/06      481    25,488   $693,602  $52.87      0.00%
                          --------   ------  --------   --------  ------      ----
                                     13,119  $596,218   $693,602              0.00%
                                                        ========              ====

Open Futures Contracts
----------------------------------------------------------------------------------------------
                                                                                  Unrealized
Number of                            Expiration    Value at      Value as of     Appreciation
Contracts        Description            Date      Trade Date  November 30, 2006 (Depreciation)
----------------------------------------------------------------------------------------------
126 Short Russell 2000............. December 2006 $48,732,650   $ 49,612,500      $ (879,850)
1316 Long Russell E Mini 2000 Index December 2006  96,879,670    103,635,000       6,755,330
                                                                                  ----------
                                                                                  $5,875,480
                                                                                  ==========

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

         Collective Investment Pool............................. 25.5%
         Banks -- Commercial....................................  5.9%
         Real Estate Investment Trusts..........................  4.3%
         Insurance -- Property/Casualty.........................  4.1%
         Oil Companies -- Exploration & Production..............  3.7%
         Savings & Loans/Thrifts................................  3.1%
         Retail -- Apparel/Shoe.................................  2.8%
         Retail -- Restaurants..................................  2.7%
         Metal Processors & Fabrication.........................  2.4%
         Time Deposit...........................................  2.2%
         Computers -- Memory Devices............................  2.1%
         Electric -- Integrated.................................  2.1%
         Paper & Related Products...............................  1.9%
         Machinery -- General Industrial........................  1.5%
         Insurance -- Life/Health...............................  1.4%
         Wire & Cable Products..................................  1.3%
         Diversified Manufactured Operations....................  1.3%
         Networking Products....................................  1.3%
         Distribution/Wholesale.................................  1.2%
         Transport -- Truck.....................................  1.2%
         Auto/Truck Parts & Equipment -- Original...............  1.2%
         Insurance -- Reinsurance...............................  1.2%
         Office Supplies & Forms................................  1.2%
         Telecom Services.......................................  1.2%
         Financial Guarantee Insurance..........................  1.1%
         Building Products -- Cement............................  1.1%
         Human Resources........................................  1.1%
         Medical Products.......................................  1.1%
         Apparel Manufacturers..................................  1.0%
         Chemicals -- Specialty.................................  1.0%
         Semiconductor Equipment................................  0.9%
         Data Processing/Management.............................  0.9%
         Home Furnishings.......................................  0.9%
         Insurance Brokers......................................  0.9%
         Aerospace/Defense -- Equipment.........................  0.8%
         Multimedia.............................................  0.8%
         Oil & Gas Drilling.....................................  0.8%
         Retail -- Convenience Store............................  0.8%
         Semiconductors Components -- Integrated Circuits.......  0.8%
         Building Products -- Air & Heating.....................  0.7%
         Containers -- Metal/Glass..............................  0.7%
         Footwear & Related Apparel.............................  0.7%
         Gas -- Distribution....................................  0.7%
         Medical Instruments....................................  0.7%
         Medical -- Generic Drugs...............................  0.7%
         Oil Field Machinery & Equipment........................  0.7%
         Oil -- Field Services..................................  0.7%
         Transport -- Marine....................................  0.7%
         Building -- MobileHome/Manufactured Housing............  0.6%
         Chemicals -- Plastics..................................  0.6%
         Commercial Services -- Finance.........................  0.6%
         Computers -- Integrated Systems........................  0.6%
         Consumer Products -- Misc..............................  0.6%
         Electronic Components -- Semiconductors................  0.6%
         Engines -- Internal Combustion.........................  0.6%
         Health Care Cost Containment...........................  0.6%
         Office Furnishings -- Original.........................  0.6%
         Retail -- Jewelry......................................  0.6%
         Wireless Equipment.....................................  0.6%
         Circuit Boards.........................................  0.5%
         Electronic Components -- Misc..........................  0.5%
         Finance -- Credit Card.................................  0.5%
         Diversified Operations/Commerical Services.............  0.5%
         Food -- Confectionery..................................  0.5%
         Medical -- Drugs.......................................  0.5%
         Real Estate Operations & Development...................  0.5%
         Recreational Vehicles..................................  0.5%
         Rental Auto/Equipment..................................  0.5%
         Steel -- Producers.....................................  0.5%
         Applications Software..................................  0.4%

         Agricultural Chemicals.................................   0.4%
         Building Products -- Doors & Windows...................   0.4%
         Building Products -- Light Fixtures....................   0.4%
         Chemicals -- Diversified...............................   0.4%
         Consulting Services....................................   0.4%
         Containers -- Paper/Plastic............................   0.4%
         Enterprise Software/Service............................   0.4%
         Food -- Canned.........................................   0.4%
         Food -- Retail.........................................   0.4%
         Food -- Wholesale/Distribution.........................   0.4%
         Investment Companies...................................   0.4%
         Retail -- Home Furnishings.............................   0.4%
         Building & Construction Products -- Misc...............   0.3%
         Computer Aided Design..................................   0.3%
         Machinery -- Electrical................................   0.3%
         Airlines...............................................   0.3%
         Building Products -- Wood..............................   0.3%
         Building -- Residential/Commerical.....................   0.3%
         Coatings/Paint.........................................   0.3%
         Electronic Parts Distribution..........................   0.3%
         Finance -- Investment Banker/Broker....................   0.3%
         Medical -- Biomedical/Gene.............................   0.3%
         Medical -- HMO.........................................   0.3%
         Non -- Ferrous Metals..................................   0.3%
         Physicians Practice Management.........................   0.3%
         Repurchase Agreements..................................   0.3%
         Retail -- Auto Parts...................................   0.3%
         Retail -- Automobile...................................   0.3%
         Transport -- Air Freight...............................   0.3%
         Web Portals/ISP........................................   0.3%
         Aerospace/Defense......................................   0.2%
         Athletic Footwear......................................   0.2%
         Collectibles...........................................   0.2%
         E -- Marketing/Info....................................   0.2%
         Electric Products -- Misc..............................   0.2%
         Engineering/R&D Services...............................   0.2%
         Exchange Traded Funds..................................   0.2%
         Garden Products........................................   0.2%
         Identification Systems.................................   0.2%
         Industrial Gases.......................................   0.2%
         Instruments -- Controls................................   0.2%
         Lasers -- System/Components............................   0.2%
         Linen Supply & Related Items...........................   0.2%
         Machinery -- Farming...................................   0.2%
         Medical -- Outpatient/Home Medical.....................   0.2%
         Multilevel Direct Selling..............................   0.2%
         Office Automation & Equipment..........................   0.2%
         Poultry................................................   0.2%
         Publishing -- Newspapers...............................   0.2%
         Real Estate Management/Services........................   0.2%
         Retail -- Sporting Goods...............................   0.2%
         Retirement/Aged Care...................................   0.2%
         Software Tools.........................................   0.2%
         Textile -- Products....................................   0.2%
         Auto Repair Centers....................................   0.1%
         Communications Software................................   0.1%
         Computers..............................................   0.1%
         Electronic Measurement Instruments.....................   0.1%
         Food -- Baking.........................................   0.1%
         Forestry...............................................   0.1%
         Internet Financial Services............................   0.1%
         Invest Management/Advisor Services.....................   0.1%
         Printing -- Commercial.................................   0.1%
         Telecommunication Equipment............................   0.1%
         Tools -- Hand Held.....................................   0.1%
                                                                 -----
                                                                 125.2%
                                                                 =====

*  Calculated as a percentage of net assets.

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------



                                                                 Value
                    Security Description               Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 97.0%
      Aerospace/Defense -- 0.2%
        Esterline Technologies Corp.#+................   5,483 $   213,508
        Teledyne Technologies, Inc.+..................  14,810     595,362
                                                               -----------
                                                                   808,870
                                                               -----------
      Aerospace/Defense - Equipment -- 0.8%
        AAR Corp.#+...................................  46,320   1,231,649
        GenCorp, Inc.#+...............................  90,967   1,256,254
        Innovative Solutions and Support, Inc.#+......  43,760     689,658
                                                               -----------
                                                                 3,177,561
                                                               -----------
      Agricultural Chemicals -- 0.4%
        CF Industries Holdings, Inc...................  16,708     380,107
        UAP Holding Corp..............................  41,510     996,655
                                                               -----------
                                                                 1,376,762
                                                               -----------
      Airlines -- 0.3%
        Skywest, Inc..................................  40,070   1,011,367
                                                               -----------
      Apparel Manufacturers -- 1.0%
        Cutter & Buck, Inc............................  19,857     200,158
        Kellwood Co.#.................................  76,443   2,388,844
        Phillips - Van Heusen Corp....................  24,600   1,213,518
                                                               -----------
                                                                 3,802,520
                                                               -----------
      Applications Software -- 0.4%
        Corel Corp.#+.................................  73,228     962,948
        Keane, Inc.#+.................................  58,423     724,445
                                                               -----------
                                                                 1,687,393
                                                               -----------
      Athletic Footwear -- 0.2%
        K - Swiss, Inc., Class A......................  27,240     904,640
                                                               -----------
      Auto Repair Center -- 0.1%
        Midas, Inc.+..................................  23,536     517,557
                                                               -----------
      Auto/Truck Parts & Equipment - Original -- 1.2%
        American Axle & Manufacturing Holdings, Inc.#.  49,360     903,288
        ArvinMeritor, Inc.#...........................  62,810   1,087,241
        Modine Manufacturing Co.......................  47,646   1,172,092
        Superior Industries International, Inc.#......  58,632   1,156,809
        Supreme Industries, Inc. Class A..............  25,026     163,170
                                                               -----------
                                                                 4,482,600
                                                               -----------
      Banks - Commercial -- 5.9%
        AMCORE Financial, Inc.#....................... 105,776   3,367,908
        BancorpSouth, Inc.#...........................  96,975   2,526,199
        Citizens Banking Corp.#.......................  22,442     602,343
        City Holding Co...............................  18,880     745,760
        Colonial BancGroup, Inc.#.....................  42,740   1,042,856
        Columbia Banking System, Inc..................  22,710     763,737
        Corus Bankshares, Inc.#.......................  41,940     939,875
        East West Bancorp, Inc.#......................  22,870     814,401
        First Citizens BancShares, Inc. Class A.......  17,632   3,518,465
        First Community Bancorp.......................  17,370     938,154
        First Financial Bancorp#......................  31,136     516,546
        Fremont General Corp.#........................  53,900     916,839
        Mid - State Bancshares#.......................  28,645   1,041,819
        Provident Bankshares Corp.#...................  26,590     980,373
        Republic Bancorp, Inc......................... 123,089   1,681,396
        Sterling Bancshares, Inc......................  58,430   1,076,281
        Webster Financial Corp........................  22,430   1,071,481
                                                               -----------
                                                                22,544,433
                                                               -----------
      Building & Construction Products - Misc. -- 0.3%
        Simpson Manufacturing Co., Inc.#..............  42,458   1,314,924
                                                               -----------
      Building Products - Air & Heating -- 0.7%
        Goodman Global, Inc.#+........................  72,440   1,159,764
        Lennox International, Inc.#...................  49,660   1,452,059
                                                               -----------
                                                                 2,611,823
                                                               -----------

                                                               Value
                    Security Description             Shares   (Note 3)

         --------------------------------------------------------------
         Building Products - Cement -- 1.1%
           Eagle Materials, Inc.....................  82,250 $3,536,750
           Texas Industries, Inc.#..................   8,660    591,045
                                                             ----------
                                                              4,127,795
                                                             ----------
         Building Products - Doors & Windows -- 0.4%
           Apogee Enterprises, Inc.#................  86,392  1,481,623
                                                             ----------
         Building Products - Light Fixtures -- 0.4%
           Genlyte Group, Inc.+.....................  16,042  1,361,324
                                                             ----------
         Building Products - Wood -- 0.3%
           Universal Forest Products, Inc.#.........  21,227    990,027
                                                             ----------
         Building - MobileHome/Manufactured Housing -- 0.6%
           Cavco Industries, Inc.#+.................  24,674    875,927
           Champion Enterprises, Inc.#+............. 168,852  1,578,766
                                                             ----------
                                                              2,454,693
                                                             ----------
         Building - Residential/Commerical -- 0.3%
           M/I Homes, Inc.#.........................  27,520  1,025,946
                                                             ----------
         Capacitors -- 0.0%
           KEMET Corp.#+............................  10,499     77,168
                                                             ----------
         Chemicals - Diversified -- 0.4%
           Innospec, Inc............................  15,058    641,169
           Olin Corp.#..............................  46,560    778,949
                                                             ----------
                                                              1,420,118
                                                             ----------
         Chemicals - Plastics -- 0.6%
           A. Schulman, Inc.........................  68,216  1,554,643
           PolyOne Corp.+........................... 115,109    884,037
                                                             ----------
                                                              2,438,680
                                                             ----------
         Chemicals - Specialty -- 1.0%
           American Pacific Corp.#+.................  25,718    190,313
           Arch Chemicals, Inc......................  51,069  1,680,170
           H.B. Fuller Co...........................  48,360  1,260,745
           Omnova Solutions, Inc.+.................. 144,551    690,954
                                                             ----------
                                                              3,822,182
                                                             ----------
         Circuit Boards -- 0.5%
           Park Electrochemical Corp................  33,500  1,086,740
           TTM Technologies, Inc.+..................  79,060    996,947
                                                             ----------
                                                              2,083,687
                                                             ----------
         Coatings/Paint -- 0.3%
           RPM International, Inc.#.................  48,740    983,086
                                                             ----------
         Collectibles -- 0.2%
           The Topps Co., Inc.#.....................  94,673    831,229
                                                             ----------
         Commercial Services - Finance -- 0.6%
           Deluxe Corp..............................  67,515  1,662,219
           Global Cash Access, Inc.#+...............  38,100    610,743
                                                             ----------
                                                              2,272,962
                                                             ----------
         Communications Software -- 0.1%
           Inter - Tel, Inc.#.......................  16,350    364,441
                                                             ----------
         Computer Aided Design -- 0.3%
           Parametric Technology Corp.+.............  67,920  1,314,931
                                                             ----------
         Computers -- 0.1%
           Palm, Inc.#+.............................  14,593    204,448
                                                             ----------
         Computers - Integrated Systems -- 0.6%
           Agilysys, Inc.#..........................  59,450    910,774
           Brocade Communications Systems, Inc.#+...  88,350    817,238
           MTS Systems Corp.........................  10,362    397,279
                                                             ----------
                                                              2,125,291
                                                             ----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                   Security Description                  Shares   (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Computers - Memory Devices -- 2.1%
      Imation Corp.#....................................  97,920 $4,534,675
      Komag, Inc.#+.....................................  24,290    958,969
      Quantum Corp.#+................................... 246,277    581,214
      Smart Modular Technologies WWH, Inc.#+............  92,820  1,103,630
      Xyratex, Ltd.#+...................................  38,950    859,626
                                                                 ----------
                                                                  8,038,114
                                                                 ----------
    Consulting Services -- 0.4%
      Diamond Management & Technology Consultants, Inc..  47,800    532,970
      MAXIMUS, Inc......................................  33,350    975,821
                                                                 ----------
                                                                  1,508,791
                                                                 ----------
    Consumer Products - Misc. -- 0.6%
      Blyth, Inc........................................  33,761    858,204
      Tupperware Brands Corp#...........................  66,103  1,403,367
                                                                 ----------
                                                                  2,261,571
                                                                 ----------
    Containers - Metal/Glass -- 0.7%
      Owens - Illinois, Inc.#+..........................  83,005  1,568,794
      Silgan Holdings, Inc..............................  21,750    938,295
                                                                 ----------
                                                                  2,507,089
                                                                 ----------
    Containers - Paper/Plastic -- 0.4%
      Packaging Corp. of America#.......................  59,043  1,331,420
                                                                 ----------
    Data Processing/Management -- 0.9%
      Acxiom Corp.......................................  28,910    720,437
      eFunds Corp.#+....................................  61,757  1,584,067
      MoneyGram International, Inc.#....................  35,206  1,073,783
                                                                 ----------
                                                                  3,378,287
                                                                 ----------
    Distribution/Wholesale -- 1.2%
      Brightpoint, Inc.+................................  74,732  1,032,049
      Directed Electronics, Inc.+.......................  47,580    688,007
      Owens & Minor, Inc................................  36,430  1,130,423
      Watsco, Inc.#.....................................  19,870  1,026,881
      WESCO International, Inc.+........................  12,780    854,982
                                                                 ----------
                                                                  4,732,342
                                                                 ----------
    Diversified Manufactured Operations -- 1.3%
      A.O. Smith Corp...................................  12,366    442,579
      Ameron International Corp.#.......................  12,240    920,571
      Crane Co.#........................................  60,960  2,322,576
      EnPro Industries, Inc.#+..........................  30,475  1,062,968
                                                                 ----------
                                                                  4,748,694
                                                                 ----------
    Diversified Operations/Commerical Services -- 0.5%
      Viad Corp.........................................  45,282  1,780,035
                                                                 ----------
    E - Commerce/Services -- 0.0%
      ePlus, Inc.+(3)...................................  18,250    184,325
                                                                 ----------
    E - Marketing/Info -- 0.2%
      Digitas, Inc.+....................................  85,500    925,110
                                                                 ----------
    Electric Products - Misc. -- 0.2%
      AMETEK, Inc.......................................  22,905    746,932
                                                                 ----------
    Electric - Integrated -- 2.1%
      Allete, Inc.#.....................................  65,766  3,066,669
      Black Hills Corp.#................................  31,812  1,136,006
      El Paso Electric Co.+.............................  98,503  2,446,814
      Westar Energy, Inc................................  50,430  1,340,934
                                                                 ----------
                                                                  7,990,423
                                                                 ----------
    Electronic Components - Misc. -- 0.5%
      AVX Corp.#........................................  42,569    661,522
      LaBarge, Inc.#+...................................  23,850    331,038
      Methode Electronics, Inc.#........................  57,680    646,593

                                                                Value
                    Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       Electronic Components - Misc. (continued)
         NAM TAI Electronics, Inc.#..................  10,467 $  173,961
         Technitrol, Inc.#...........................   9,895    271,915
                                                              ----------
                                                               2,085,029
                                                              ----------
       Electronic Components - Semiconductors -- 0.6%
         DSP Group, Inc.+............................   9,009    194,504
         Lattice Semiconductor Corp.#+...............  69,132    469,406
         Microsemi Corp.+............................  34,900    720,685
         MoSys, Inc.#+...............................  64,130    611,159
         Zoran Corp.#+...............................  10,229    152,515
                                                              ----------
                                                               2,148,269
                                                              ----------
       Electronic Measurement Instruments -- 0.1%
         Analogic Corp.#.............................   4,962    262,490
                                                              ----------
       Electronic Parts Distribution -- 0.3%
         Avnet, Inc.+................................  40,183    996,137
                                                              ----------
       Engineering/R&D Services -- 0.2%
         URS Corp.+..................................  14,770    652,243
                                                              ----------
       Engines - Internal Combustion -- 0.6%
         Briggs & Stratton Corp.#....................  79,483  2,153,194
                                                              ----------
       Enterprise Software/Service -- 0.4%
         Hyperion Solutions Corp.+...................  24,940    916,794
         Neoware, Inc.#+.............................  50,210    560,846
         Novell, Inc.+...............................  15,519     97,459
                                                              ----------
                                                               1,575,099
                                                              ----------
       Environmental Consulting & Engineering -- 0.0%
         Tetra Tech, Inc.#+..........................   7,764    135,482
                                                              ----------
       Finance - Auto Loans -- 0.0%
         AmeriCredit Corp.#+.........................   7,610    178,455
                                                              ----------
       Finance - Credit Card -- 0.5%
         Advanta Corp., Class B......................  45,730  2,086,203
                                                              ----------
       Finance - Investment Banker/Broker -- 0.3%
         Knight Capital Group, Inc., Class A#+.......  67,496  1,188,605
                                                              ----------
       Financial Guarantee Insurance -- 1.1%
         ACA Capital Holdings, Inc.+.................  49,006    637,078
         Assured Guaranty, Ltd.#..................... 100,165  2,589,265
         Triad Guaranty, Inc.#+......................  19,430  1,045,334
                                                              ----------
                                                               4,271,677
                                                              ----------
       Food - Baking -- 0.1%
         Flowers Foods, Inc..........................  13,979    372,401
                                                              ----------
       Food - Canned -- 0.4%
         Treehouse Foods, Inc.#+.....................  47,937  1,538,778
                                                              ----------
       Food - Confectionery -- 0.5%
         Tootsie Roll Industries, Inc.#..............  61,746  2,003,658
                                                              ----------
       Food - Retail -- 0.4%
         Ruddick Corp................................  49,410  1,377,551
                                                              ----------
       Food - Wholesale/Distribution -- 0.4%
         Nash Finch Co.#.............................  33,140    876,553
         Spartan Stores, Inc.+.......................  30,810    647,934
                                                              ----------
                                                               1,524,487
                                                              ----------
       Footwear & Related Apparel -- 0.7%
         Stride Rite Corp.#..........................  95,260  1,488,914
         Wolverine World Wide, Inc...................  36,790  1,069,117
                                                              ----------
                                                               2,558,031
                                                              ----------
       Forestry -- 0.1%
         Deltic Timber Corp.#........................   8,418    447,080
                                                              ----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description               Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Garden Products -- 0.2%
        Toro Co.#....................................  17,520 $   786,648
                                                              -----------
      Gas - Distribution -- 0.7%
        Atmos Energy Corp............................  47,236   1,547,924
        Energen Corp.................................  25,760   1,168,473
                                                              -----------
                                                                2,716,397
                                                              -----------
      Health Care Cost Containment -- 0.6%
        Healthspring, Inc.+..........................  55,620   1,074,022
        Hooper Holmes, Inc.+......................... 332,000   1,115,520
                                                              -----------
                                                                2,189,542
                                                              -----------
      Home Furnishings -- 0.9%
        Ethan Allen Interiors, Inc.#.................  25,065     889,306
        Furniture Brands International, Inc.#........  48,430     833,965
        La - Z - Boy, Inc.#..........................  51,608     607,942
        Tempur - Pedic International, Inc.#+.........  49,715   1,047,992
                                                              -----------
                                                                3,379,205
                                                              -----------
      Human Resources -- 1.1%
        Gevity HR, Inc.#.............................  17,819     389,167
        Heidrick & Struggles International, Inc.+....  43,244   1,809,329
        Kforce, Inc.+................................  74,132     986,697
        MPS Group, Inc.+.............................  63,280     948,567
                                                              -----------
                                                                4,133,760
                                                              -----------
      Identification Systems -- 0.2%
        Paxar Corp.+.................................  35,814     764,629
                                                              -----------
      Industrial Gases -- 0.2%
        Airgas, Inc..................................  16,660     708,883
                                                              -----------
      Instruments - Controls -- 0.2%
        X - Rite, Inc.#..............................  73,090     869,771
                                                              -----------
      Insurance Brokers -- 0.9%
        Hilb Rogal and Hobbs Co.#....................  61,962   2,577,619
        Hub International, Ltd.......................  26,460     807,295
                                                              -----------
                                                                3,384,914
                                                              -----------
      Insurance - Life/Health -- 1.4%
        American Equity Investment Life Holding Co.#. 116,670   1,516,710
        FBL Financial Group, Inc., Class A...........  26,405   1,040,357
        Presidential Life Corp.......................  57,230   1,281,380
        StanCorp Financial Group, Inc................  13,949     633,424
        The Phoenix Cos., Inc........................  40,740     657,951
                                                              -----------
                                                                5,129,822
                                                              -----------
      Insurance - Property/Casualty -- 4.1%
        Commerce Group, Inc.#........................  44,120   1,346,101
        Infinity Property & Casualty Corp............  30,520   1,377,978
        LandAmerica Financial Group, Inc.#...........  36,324   2,219,760
        Navigators Group, Inc.+......................  18,040     834,711
        Ohio Casualty Corp...........................  42,710   1,247,559
        Philadelphia Consolidated Holding Corp.+.....  25,900   1,153,845
        Selective Insurance Group, Inc...............  19,864   1,102,849
        State Auto Financial Corp....................  31,300   1,044,168
        Stewart Information Services Corp.#.......... 105,794   4,132,314
        Zenith National Insurance Corp...............  25,660   1,184,465
                                                              -----------
                                                               15,643,750
                                                              -----------
      Insurance - Reinsurance -- 1.2%
        Endurance Specialty Holdings, Ltd.#..........  78,044   2,928,991
        IPC Holdings, Ltd............................  49,643   1,548,862
                                                              -----------
                                                                4,477,853
                                                              -----------
      Internet Financial Services -- 0.1%
        NetBank, Inc.#............................... 111,539     510,849
                                                              -----------

                                                              Value
                    Security Description            Shares   (Note 3)

         -------------------------------------------------------------
         Invest Management/Advisor Services -- 0.1%
           Westwood Holdings Group, Inc.#..........   8,612 $  196,870
                                                            ----------
         Investment Companies -- 0.4%
           MCG Capital Corp.#......................  75,050  1,466,477
                                                            ----------
         Lasers - System/Components -- 0.2%
           Rofin - Sinar Technologies, Inc.+.......  14,550    845,646
                                                            ----------
         Linen Supply & Related Items -- 0.2%
           UniFirst Corp.#.........................  17,180    712,970
                                                            ----------
         Machinery - Electrical -- 0.3%
           Franklin Electric Co., Inc.#............  25,483  1,320,529
                                                            ----------
         Machinery - Farming -- 0.2%
           Gehl Co.#+..............................  33,530    907,322
                                                            ----------
         Machinery - General Industrial -- 1.5%
           Albany International Corp., Class A.....  23,965    747,708
           Applied Industrial Technologies, Inc....  31,530    897,344
           Gardner Denver, Inc.#+..................  37,367  1,428,914
           Kadant, Inc.#+..........................  73,135  1,728,911
           Tennant Co..............................  35,898  1,042,837
                                                            ----------
                                                             5,845,714
                                                            ----------
         Medical Instruments -- 0.7%
           Datascope Corp.#........................  34,410  1,165,811
           Edwards Lifesciences Corp.+.............  33,761  1,547,604
                                                            ----------
                                                             2,713,415
                                                            ----------
         Medical Products -- 1.1%
           Hanger Orthopedic Group, Inc.#+.........  93,381    653,667
           PSS World Medical, Inc.+................  47,150    987,321
           Syneron Medical, Ltd.+..................   1,240     28,756
           Viasys Healthcare, Inc.#+...............  45,854  1,293,541
           Vital Signs, Inc........................  19,393  1,070,300
                                                            ----------
                                                             4,033,585
                                                            ----------
         Medical - Biomedical/Gene -- 0.3%
           Cambrex Corp............................  55,368  1,221,972
                                                            ----------
         Medical - Drugs -- 0.5%
           Aspreva Pharmaceuticals Corp.#+.........  44,924    892,640
           Sciele Pharma, Inc.#+...................  49,680  1,123,265
                                                            ----------
                                                             2,015,905
                                                            ----------
         Medical - Generic Drugs -- 0.7%
           Alpharma, Inc., Class A.................  73,903  1,618,476
           Par Pharmaceutical Cos., Inc.#+.........  45,521    897,674
                                                            ----------
                                                             2,516,150
                                                            ----------
         Medical - HMO -- 0.3%
           Sierra Health Services, Inc.+...........  32,330  1,133,166
                                                            ----------
         Medical - Outpatient/Home Medical -- 0.2%
           Odyssey HealthCare, Inc.+...............  57,180    707,888
                                                            ----------
         Metal Processors & Fabrication -- 2.4%
           CIRCOR International, Inc.#.............  34,433  1,265,413
           Mueller Industries, Inc.#............... 100,648  3,432,097
           Quanex Corp.#........................... 117,606  4,364,358
                                                            ----------
                                                             9,061,868
                                                            ----------
         Multilevel Direct Selling -- 0.2%
           Nu Skin Enterprises, Inc., Class A#.....  40,303    773,012
                                                            ----------
         Multimedia -- 0.8%
           Journal Communications, Inc., Class A#.. 173,693  2,056,525
           Media General, Inc., Class A#...........  27,464  1,014,795
                                                            ----------
                                                             3,071,320
                                                            ----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Networking Products -- 1.3%
        3Com Corp.+...................................  84,210 $   352,840
        Adaptec, Inc.+................................ 265,537   1,157,741
        Black Box Corp.#..............................  43,857   1,877,957
        Extreme Networks, Inc.#+......................  60,293     240,569
        Foundry Networks, Inc.+.......................  84,411   1,207,921
                                                               -----------
                                                                 4,837,028
                                                               -----------
      Non - Ferrous Metals -- 0.3%
        USEC, Inc.+...................................  81,450   1,014,867
                                                               -----------
      Office Automation & Equipment -- 0.2%
        IKON Office Solutions, Inc....................  52,908     855,522
                                                               -----------
      Office Furnishings - Original -- 0.6%
        Interface, Inc. Class A+......................  78,945   1,173,123
        Steelcase, Inc. Class A.......................  56,490     999,873
                                                               -----------
                                                                 2,172,996
                                                               -----------
      Office Supplies & Forms -- 1.2%
        ACCO Brands Corp.#+...........................  32,463     824,236
        John H. Harland Co.#..........................  87,837   3,766,450
                                                               -----------
                                                                 4,590,686
                                                               -----------
      Oil & Gas Drilling -- 0.8%
        Atwood Oceanics, Inc.#+.......................  57,487   2,849,631
                                                               -----------
      Oil Companies - Exploration & Production -- 3.7%
        Cabot Oil & Gas Corp..........................  18,230   1,132,630
        Energy Partners, Ltd.#+.......................  27,630     671,409
        Forest Oil Corp.#+............................  48,043   1,707,448
        Mariner Energy, Inc.+......................... 124,346   2,605,049
        Petroleum Development Corp.#+.................  20,390     861,070
        Range Resources Corp.#........................  30,560     950,110
        St. Mary Land & Exploration Co.#..............  31,679   1,269,694
        Stone Energy Corp.+...........................  27,870   1,087,487
        Venoco, Inc.+.................................  26,994     478,874
        Whiting Petroleum Corp.#+.....................  71,193   3,417,264
                                                               -----------
                                                                14,181,035
                                                               -----------
      Oil Field Machinery & Equipment -- 0.7%
        CARBO Ceramics, Inc.#.........................  45,032   1,752,195
        Hydril#+......................................  12,840     971,475
                                                               -----------
                                                                 2,723,670
                                                               -----------
      Oil - Field Services -- 0.7%
        Tidewater, Inc.#..............................  25,840   1,429,727
        Universal Compression Holdings, Inc.+.........  17,670   1,112,327
                                                               -----------
                                                                 2,542,054
                                                               -----------
      Paper & Related Products -- 1.9%
        Glatfelter#...................................  44,905     665,492
        Louisiana - Pacific Corp.#....................  84,254   1,777,759
        Neenah Paper, Inc.............................  70,668   2,414,019
        Rock - Tenn Co., Class A......................  33,923     854,860
        Schweitzer - Mauduit International, Inc.......  33,297     825,433
        Xerium Technologies, Inc.#+...................  60,737     618,910
                                                               -----------
                                                                 7,156,473
                                                               -----------
      Physicians Practice Management -- 0.3%
        Pediatrix Medical Group, Inc.+................  19,770     951,925
                                                               -----------
      Poultry -- 0.2%
        Sanderson Farms, Inc.#........................  28,030     775,029
                                                               -----------
      Printing - Commercial -- 0.1%
        Valassis Communications, Inc.+................  24,640     380,934
                                                               -----------
      Publishing - Newspapers -- 0.2%
        GateHouse Media, Inc..........................  40,480     847,246
                                                               -----------

                                                               Value
                    Security Description             Shares   (Note 3)

        ----------------------------------------------------------------
        Real Estate Investment Trusts -- 4.3%
          American Home Mtg. Investment Corp.#......  33,940 $ 1,200,458
          Arbor Realty Trust, Inc.#.................  49,970   1,411,153
          Capital Trust, Inc., Class A#.............  28,550   1,272,759
          Deerfield Triarc Capital Corp............. 244,522   3,785,200
          DiamondRock Hospitality Co................  58,190   1,029,963
          Entertainment Properties Trust#...........  23,262   1,412,003
          Getty Realty Corp.........................  48,160   1,495,368
          Innkeepers USA Trust......................  65,530   1,048,480
          National Health Investors, Inc.#..........  37,080   1,242,180
          NorthStar Realty Finance Corp.............  68,455   1,086,381
          Post Properties, Inc.#....................  30,690   1,468,210
                                                             -----------
                                                              16,452,155
                                                             -----------
        Real Estate Management/Services -- 0.2%
          Grubb & Ellis Co.+........................  60,654     664,768
                                                             -----------
        Real Estate Operations & Development -- 0.5%
          Forest City Enterprises, Inc. Class A#....  29,734   1,732,303
                                                             -----------
        Recreational Vehicles -- 0.5%
          Arctic Cat, Inc.#.........................  44,210     732,118
          Polaris Industries, Inc.#.................  22,811   1,026,951
                                                             -----------
                                                               1,759,069
                                                             -----------
        Rental Auto/Equipment -- 0.5%
          Aaron Rents, Inc..........................  28,788     769,216
          Dollar Thrifty Automotive Group, Inc.+....  25,732   1,095,411
                                                             -----------
                                                               1,864,627
                                                             -----------
        Retail - Apparel/Shoe -- 2.8%
          Cache, Inc.#+.............................  29,150     715,924
          Charlotte Russe Holding, Inc.+............  39,420   1,189,301
          Claire's Stores, Inc......................  28,810     919,327
          Deb Shops, Inc............................  22,374     565,615
          Foot Locker, Inc.......................... 108,516   2,485,016
          Genesco, Inc.#+...........................  10,392     398,222
          Jos. A. Bank Clothiers, Inc.#+............  35,700   1,070,643
          Kenneth Cole Productions, Inc. Class A#...  40,752     973,973
          Stage Stores, Inc.........................  30,320   1,001,773
          Tween Brands, Inc.+.......................  29,720   1,245,862
                                                             -----------
                                                              10,565,656
                                                             -----------
        Retail - Auto Parts -- 0.3%
          CSK Auto Corp.#+..........................  71,540   1,191,141
                                                             -----------
        Retail - Automobile -- 0.3%
          Sonic Automotive, Inc.#...................  36,160   1,032,006
                                                             -----------
        Retail - Convenience Store -- 0.8%
          Casey's General Stores, Inc.#............. 125,365   3,120,335
                                                             -----------
        Retail - Home Furnishings -- 0.4%
          Haverty Furniture Cos., Inc.#.............  67,600     942,344
          Pier 1 Imports, Inc.#.....................  62,537     415,871
                                                             -----------
                                                               1,358,215
                                                             -----------
        Retail - Jewelry -- 0.6%
          Zale Corp.#+..............................  70,356   2,164,854
                                                             -----------
        Retail - Restaurants -- 2.7%
          IHOP Corp.#...............................  16,569     871,695
          Landry's Restaurants, Inc.#...............  32,260     911,345
          Lone Star Steakhouse & Saloon, Inc........  31,563     869,245
          Morton's Restaurant Group, Inc.+..........  48,920     797,396
          Rare Hospitality International, Inc.#+....  60,690   1,964,535
          Triarc Cos., Inc. Class A#................  49,585   1,020,459
          Triarc Cos., Inc. Class B................. 208,790   3,912,725
                                                             -----------
                                                              10,347,400
                                                             -----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Retail - Sporting Goods -- 0.2%
    Big 5 Sporting Goods Corp............................  24,410 $   597,313
                                                                  -----------
  Retirement/Aged Care -- 0.2%
    Sunrise Senior Living, Inc.#+........................  19,740     629,706
                                                                  -----------
  Savings & Loans/Thrifts -- 3.1%
    BankAtlantic Bancorp, Inc. Class A#.................. 248,915   3,253,319
    BankUnited Financial Corp. Class A#..................  35,670     909,585
    Brookline Bancorp, Inc.#.............................  59,610     804,735
    First Niagara Financial Group, Inc.#.................  36,020     517,607
    FirstFed Financial Corp.#+...........................  15,940   1,036,419
    Flagstar Bancorp, Inc................................  65,719     989,071
    NewAlliance Bancshares, Inc.#........................ 173,008   2,828,681
    PFF BanCorp., Inc....................................  46,830   1,545,390
                                                                  -----------
                                                                   11,884,807
                                                                  -----------
  Semiconductor Equipment -- 0.9%
    Brooks Automation, Inc.+.............................  76,690   1,071,359
    Cabot Microelectronics Corp.#+.......................  37,339   1,181,779
    Cohu, Inc............................................  44,280     875,416
    Nextest Systems Corp.#+..............................  10,991     115,845
    Ultra Clean Holdings, Inc.+..........................  21,720     289,528
                                                                  -----------
                                                                    3,533,927
                                                                  -----------
  Semiconductors Components - Integrated Circuits -- 0.8%
    Emulex Corp.+........................................  55,380   1,155,781
    Exar Corp.+..........................................  14,923     202,505
    Standard Microsystems Corp.+.........................  55,693   1,774,936
                                                                  -----------
                                                                    3,133,222
                                                                  -----------
  Software Tools -- 0.2%
    Borland Software Corp.+.............................. 136,988     724,667
                                                                  -----------
  Steel - Producers -- 0.5%
    Reliance Steel & Aluminum Co.........................  24,068     926,377
    Steel Dynamics, Inc.#................................  24,640     801,293
                                                                  -----------
                                                                    1,727,670
                                                                  -----------
  Telecom Services -- 1.2%
    Commonwealth Telephone Enterprises, Inc..............  73,790   3,074,829
    Consolidated Commerce Holdings, Inc.#................  47,000     870,440
    Premiere Global Services, Inc.#+.....................  74,052     603,524
                                                                  -----------
                                                                    4,548,793
                                                                  -----------
  Telecommunication Equipment -- 0.1%
    CommScope, Inc.+.....................................   9,947     300,101
                                                                  -----------
  Textile - Products -- 0.2%
    Dixie Group, Inc.#+..................................  43,606     606,559
                                                                  -----------
  Tools - Hand Held -- 0.1%
    Snap - on, Inc.......................................   5,919     281,152
                                                                  -----------
  Transport - Air Freight -- 0.3%
    EGL, Inc.+...........................................  31,950   1,020,483
                                                                  -----------
  Transport - Marine -- 0.7%
    Gulfmark Offshore, Inc.#+............................  38,310   1,542,744
    Horizon Lines, Inc. Class A#.........................  18,728     515,020
    TBS Intrenational, Ltd. Class A#+....................  79,780     662,174
                                                                  -----------
                                                                    2,719,938
                                                                  -----------
  Transport - Truck -- 1.2%
    Arkansas Best Corp.#.................................  68,596   2,599,788
    Landstar System, Inc.................................  21,170     953,497
    Werner Enterprises, Inc.#............................  60,821   1,134,312
                                                                  -----------
                                                                    4,687,597
                                                                  -----------

                                                              Shares/
                                                             Principal      Value
                  Security Description                        Amount       (Note 3)

--------------------------------------------------------------------------------------
Web Portals/ISP -- 0.3%
  EarthLink, Inc.+........................................      98,060   $    638,371
  United Online, Inc.#....................................      43,240        580,713
                                                                         ------------
                                                                            1,219,084
                                                                         ------------
Wire & Cable Products -- 1.3%
  Belden CDT, Inc.#.......................................      78,665      3,131,654
  General Cable Corp.#+...................................      21,512        914,260
  Superior Essex, Inc.+...................................      29,216      1,034,246
                                                                         ------------
                                                                            5,080,160
                                                                         ------------
Wireless Equipment -- 0.6%
  EFJ, Inc.#+.............................................      86,352        483,571
  Radyne Corp.#+..........................................      71,060        711,311
  RF Micro Devices, Inc.+.................................     144,601      1,114,874
                                                                         ------------
                                                                            2,309,756
                                                                         ------------
Total Common Stock
   (cost $342,162,937)....................................                367,684,475
                                                                         ------------
EXCHANGE TRADED FUNDS -- 0.2%
  iShares Russell Microcap Index Fund#
   (cost $689,137)........................................      13,305        769,827
                                                                         ------------
Total Long - Term Investment Securities
   (cost $342,852,074)....................................                368,454,302
                                                                         ------------
SHORT - TERM INVESTMENT SECURITIES -- 27.7%
Collective Investment Pool -- 25.5%
  Securities Lending Quality Trust(1).....................  96,754,054     96,754,054
                                                                         ------------
Time Deposit -- 2.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   4.05% due 12/01/06..................................... $ 8,267,000      8,267,000
                                                                         ------------
Total Short - Term Investment Securities
   (cost $105,021,054)....................................                105,021,054
                                                                         ------------
REPURCHASE AGREEMENT -- 0.3%
  Agreement with Bank of America NA, bearing interest at
   5.28% dated 11/30/06 to be repurchased 12/01/06 in
   the amount of $1,020,150 and collateralized by Federal
   National Mtg. Assoc. Notes, bearing interest at 5.25%
   due 11/20/08 and having an approximate value of
   $1,042,916 (Cost $1,020,000)...........................   1,020,000      1,020,000
                                                                         ------------
TOTAL INVESTMENTS
   (cost $448,893,128)(2).................................       125.2%   474,495,356
Liabilities in Excess of Other Assets.....................       (25.2)%  (95,632,177)
                                                           -----------   ------------
NET ASSETS --                                                    100.0%  $378,863,179
                                                           ===========   ============

--------
+  Non - income producing security
#  The security or a portion thereof is out on loan (See Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
(3)Illiquid security

See Notes to Financial Statements

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 22.4%
             Medical -- Biomedical/Gene......................  4.4%
             Retail -- Apparel/Shoe..........................  3.8%
             Medical -- Drugs................................  3.2%
             Human Resources.................................  2.9%
             Medical -- HMO..................................  2.7%
             Retail -- Restaurants...........................  2.6%
             Oil & Gas Drilling..............................  2.5%
             Semiconductors Components -- Integrated Circuits  2.3%
             Enterprise Software/Service.....................  2.2%
             Footwear & Related Apparel......................  2.2%
             Computers -- Integrated Systems.................  2.0%
             Home Furnishings................................  1.9%
             Finance -- Consumer Loans.......................  1.8%
             Banks -- Commercial.............................  1.7%
             Medical Laser Systems...........................  1.7%
             Metal Processors & Fabrication..................  1.5%
             Seismic Data Collection.........................  1.5%
             Distribution/Wholesale..........................  1.4%
             Diversified Manufactured Operations.............  1.4%
             Insurance -- Property/Casualty..................  1.4%
             Computer Services...............................  1.3%
             Commercial Services -- Finance..................  1.2%
             Diagnostic Equipment............................  1.2%
             Machinery -- General Industrial.................  1.2%
             Apparel Manufacturers...........................  1.1%
             Insurance -- Life/Health........................  1.1%
             Machinery -- Electrical.........................  1.1%
             Oil -- Field Services...........................  1.1%
             Power Converter/Supply Equipment................  1.1%
             Software Tools..................................  1.1%
             Time Deposit....................................  1.1%
             Electronic Components -- Semiconductors.........  1.0%
             E-Services/Consulting...........................  1.0%
             Vitamins & Nutrition Products...................  1.0%
             Building Products -- Cement.....................  0.9%
             Data Processing/Management......................  0.9%
             Industrial Automated/Robotic....................  0.9%
             Medical Products................................  0.9%
             Oil Companies -- Exploration & Production.......  0.9%
             Oil Refining & Marketing........................  0.9%
             Publishing -- Periodicals.......................  0.9%
             Semiconductor Equipment.........................  0.9%
             Steel -- Producers..............................  0.9%
             Transport -- Equipment & Leasing................  0.9%
             Transport -- Truck..............................  0.9%
             X-Ray Equipment.................................  0.9%
             Airlines........................................  0.8%
             Consulting Services.............................  0.8%
             Electronic Connectors...........................  0.8%
             Electronic Measurement Instruments..............  0.8%
             E-Marketing/Info................................  0.8%
             Medical -- Generic Drugs........................  0.8%
             Networking Products.............................  0.8%

                Aerospace/Defense.......................   0.7%
                Batteries/Battery Systems...............   0.7%
                Cellular Telecom........................   0.7%
                Computer Graphics.......................   0.7%
                Electronic Design Automation............   0.7%
                Health Care Cost Containment............   0.7%
                Retail & Development....................   0.7%
                Research -- Hypermarkets................   0.7%
                Savings & Loans/Thrifts.................   0.7%
                Transport -- Air Freight................   0.7%
                Chemicals -- Specialty..................   0.6%
                Circuit Boards..........................   0.6%
                Communications Software.................   0.6%
                Diagnostic Kits.........................   0.6%
                Disposable Medical Products.............   0.6%
                Food -- Misc............................   0.6%
                Gambling (Non -- Hotel).................   0.6%
                Hotels/Motels...........................   0.6%
                Instruments -- Scientific...............   0.6%
                Internet Application Software...........   0.6%
                Real Estate Investment Trusts...........   0.6%
                Retail -- Bedding.......................   0.6%
                Retail -- Convenience Store.............   0.6%
                Schools.................................   0.6%
                Auto/Truck Parts & Equipment -- Original   0.5%
                Auto -- Heavy Duty Trucks...............   0.5%
                Capacitors..............................   0.5%
                Computer Aided Design...................   0.5%
                Food -- Meat Products...................   0.5%
                Insurance -- Multi-line.................   0.5%
                Computers -- Memory Devices.............   0.4%
                Electric Products -- Misc...............   0.4%
                Energy -- Alternate Sources.............   0.4%
                Finance -- Mortgage Loan/Banker.........   0.4%
                Internet Content -- Information/News....   0.4%
                Lasers -- System/Components.............   0.4%
                Medical -- Outpatient/Home Medical......   0.4%
                Radio...................................   0.4%
                Therapeutics............................   0.4%
                Optical Recognition Equipment...........   0.3%
                Telecommunication Equipment.............   0.3%
                Wireless Equipment......................   0.3%
                U.S. Government Treasuries..............   0.1%
                                                         -----
                                                         122.5%
                                                         =====

*  Calculated as a percentage of net assets

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 98.9%
        Aerospace/Defense -- 0.7%
          United Industrial Corp.#...................  23,711 $1,159,231
                                                              ----------
        Airlines -- 0.8%
          Continental Airlines, Inc., Class B#+......  35,215  1,431,138
                                                              ----------
        Apparel Manufacturer -- 1.1%
          Gymboree Corp.+............................  48,519  1,931,056
                                                              ----------
        Auto - Heavy Duty Trucks -- 0.5%
          Oshkosh Truck Corp., Class B...............  16,680    800,807
                                                              ----------
        Auto/Truck Parts & Equipment-Original -- 0.5%
          Accuride Corp.+............................  75,592    851,166
                                                              ----------
        Banks - Commercial -- 1.7%
          Corus Bankshares, Inc.#....................  44,379    994,534
          Independent Bank Corp......................  37,827    888,556
          Pacific Capital Bancorp....................  30,692  1,000,252
                                                              ----------
                                                               2,883,342
                                                              ----------
        Batteries/Battery Systems -- 0.7%
          Greatbatch, Inc.#+.........................  48,125  1,251,731
                                                              ----------
        Building Products - Cement -- 0.9%
          Eagle Materials, Inc.......................  33,890  1,457,270
                                                              ----------
        Capacitors -- 0.5%
          KEMET Corp.#+.............................. 113,320    832,902
                                                              ----------
        Cellular Telecom -- 0.7%
          Centennial Communications Corp.+........... 107,595    700,444
          Syniverse Holdings, Inc.+..................  36,365    503,655
                                                              ----------
                                                               1,204,099
                                                              ----------
        Chemicals - Specialty -- 0.6%
          Arch Chemicals, Inc........................  32,381  1,065,335
                                                              ----------
        Circuit Boards -- 0.6%
          TTM Technologies, Inc.+....................  80,357  1,013,302
                                                              ----------
        Commercial Services - Finance -- 1.2%
          Clayton Holdings, Inc.#+...................  33,885    506,919
          Jackson Hewitt Tax Service, Inc............  41,477  1,500,638
                                                              ----------
                                                               2,007,557
                                                              ----------
        Communications Software -- 0.6%
          Digi International, Inc.+..................  47,962    637,415
          Inter-Tel, Inc.............................  16,016    356,997
                                                              ----------
                                                                 994,412
                                                              ----------
        Computer Aided Design -- 0.5%
          Aspen Technology, Inc.#+...................  88,548    863,343
                                                              ----------
        Computer Graphics -- 0.7%
          Trident Microsystems, Inc.+................  56,518  1,185,748
                                                              ----------
        Computer Services -- 1.3%
          Manhattan Associates, Inc.+................  29,377    851,933
          Sykes Enterprises, Inc.+...................  77,674  1,338,323
                                                              ----------
                                                               2,190,256
                                                              ----------
        Computers - Integrated Systems -- 2.0%
          Brocade Communications Systems, Inc.+...... 178,321  1,649,469
          MICROS Systems, Inc.+......................  25,921  1,319,897
          Radiant Systems, Inc.+.....................  48,393    474,736
                                                              ----------
                                                               3,444,102
                                                              ----------
        Computers - Memory Devices -- 0.4%
          Western Digital Corp.+.....................  33,599    689,451
                                                              ----------
        Consulting Services -- 0.8%
          Corporate Executive Board Co...............  14,060  1,330,357
                                                              ----------

                                                                Value
                    Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       Data Processing/Management -- 0.9%
         Acxiom Corp.................................  61,436 $1,530,985
                                                              ----------
       Diagnostic Equipment -- 1.2%
         Immucor, Inc.+..............................  74,654  2,008,192
         Neurometrix, Inc.#+.........................   6,459    117,877
                                                              ----------
                                                               2,126,069
                                                              ----------
       Diagnostic Kits -- 0.6%
         Dade Behring Holdings, Inc..................  25,910    980,953
                                                              ----------
       Disposable Medical Products -- 0.6%
         ICU Medical, Inc.+..........................  24,770  1,000,956
                                                              ----------
       Distribution/Wholesale -- 1.4%
         United Stationers, Inc.+....................  31,915  1,480,217
         WESCO International, Inc.+..................  13,403    896,661
                                                              ----------
                                                               2,376,878
                                                              ----------
       Diversified Manufactured Operations -- 1.4%
         Jacuzzi Brands, Inc.+....................... 187,797  2,353,096
                                                              ----------
       E-Marketing/Info -- 0.8%
         Digital River, Inc.#+.......................  22,997  1,354,753
                                                              ----------
       E-Services/Consulting -- 1.0%
         Digital Insight Corp.+......................  18,310    698,710
         Websense, Inc.+.............................  40,198  1,027,059
                                                              ----------
                                                               1,725,769
                                                              ----------
       Electric Products - Misc. -- 0.4%
         Littelfuse, Inc.+...........................  20,374    637,299
                                                              ----------
       Electronic Components - Semiconductors -- 1.0%
         OmniVision Technologies, Inc.#+.............  55,076    897,188
         Zoran Corp.+................................  56,342    840,059
                                                              ----------
                                                               1,737,247
                                                              ----------
       Electronic Connectors -- 0.8%
         Thomas & Betts Corp.+.......................  27,901  1,447,225
                                                              ----------
       Electronic Design Automation -- 0.7%
         Mentor Graphics Corp.+......................  68,690  1,161,548
                                                              ----------
       Electronic Measurement Instruments -- 0.8%
         Molecular Devices Corp.+....................  24,110    508,962
         Orbotech, Ltd...............................  30,804    787,042
                                                              ----------
                                                               1,296,004
                                                              ----------
       Energy - Alternate Sources -- 0.4%
         MGP Ingredients, Inc.#......................  32,687    712,903
                                                              ----------
       Enterprise Software/Service -- 2.2%
         Informatica Corp.+..........................  57,608    694,176
         MicroStrategy, Inc., Class A+...............  13,824  1,637,729
         Sybase, Inc.+...............................  56,608  1,355,196
                                                              ----------
                                                               3,687,101
                                                              ----------
       Finance - Consumer Loans -- 1.8%
         ASTA Funding, Inc.#.........................  41,733  1,373,850
         World Acceptance Corp.+.....................  37,520  1,703,033
                                                              ----------
                                                               3,076,883
                                                              ----------
       Finance - Mortgage Loan/Banker -- 0.4%
         Accredited Home Lenders Holding Co.#+.......  21,650    641,490
                                                              ----------
       Food - Meat Products -- 0.5%
         Premium Standard Farms, Inc.................  41,695    791,788
                                                              ----------
       Food - Misc. -- 0.6%
         Ralcorp Holdings, Inc.+.....................  20,362  1,031,335
                                                              ----------

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Footwear & Related Apparel -- 2.2%
         Deckers Outdoor Corp.#+.....................  37,241 $2,078,048
         Skechers USA, Inc., Class A+................  59,130  1,744,335
                                                              ----------
                                                               3,822,383
                                                              ----------
        Gambling (Non-Hotel) -- 0.6%
         Dover Downs Gaming & Entertainment, Inc.....  71,769    958,834
                                                              ----------
        Health Care Cost Containment -- 0.7%
         Healthspring, Inc.+.........................  60,155  1,161,593
                                                              ----------
        Home Furnishings -- 1.9%
         American Woodmark Corp.#....................  41,818  1,630,484
         Kimball International, Inc., Class B........  69,524  1,667,881
                                                              ----------
                                                               3,298,365
                                                              ----------
        Hotel/Motel -- 0.6%
         Morgans Hotel Group Co.#+...................  71,275  1,043,466
                                                              ----------
        Human Resources -- 2.9%
         Heidrick & Struggles International, Inc.+...  15,965    667,976
         Kforce, Inc.+...............................  52,648    700,745
         Korn/Ferry International+...................  69,273  1,614,754
         MPS Group, Inc.+............................  64,790    971,202
         Spherion Corp.+............................. 139,347  1,003,298
                                                              ----------
                                                               4,957,975
                                                              ----------
        Industrial Automated/Robotic -- 0.9%
         Nordson Corp................................  32,022  1,546,342
                                                              ----------
        Instruments - Scientific -- 0.6%
         FEI Co.#+...................................  45,715  1,111,332
                                                              ----------
        Insurance - Life/Health -- 1.1%
         Delphi Financial Group, Inc., Class A.......  14,745    597,172
         Reinsurance Group of America, Inc...........  24,756  1,365,789
                                                              ----------
                                                               1,962,961
                                                              ----------
        Insurance - Multi-line -- 0.5%
         Direct General Corp.........................  56,578    927,879
                                                              ----------
        Insurance - Property/Casualty -- 1.4%
         Ohio Casualty Corp..........................  41,194  1,203,277
         Zenith National Insurance Corp..............  25,072  1,157,323
                                                              ----------
                                                               2,360,600
                                                              ----------
        Internet Application Software -- 0.6%
         RealNetworks, Inc.#+........................  95,190  1,094,685
                                                              ----------
        Internet Content - Information/News -- 0.4%
         InfoSpace, Inc.#+...........................  37,616    739,154
                                                              ----------
        Lasers - System/Components -- 0.4%
         Coherent, Inc.+.............................  21,723    701,870
                                                              ----------
        Machinery - Electrical -- 1.1%
         Regal-Beloit Corp...........................  35,163  1,797,884
                                                              ----------
        Machinery - General Industrial -- 1.2%
         Applied Industrial Technologies, Inc........  45,772  1,302,671
         Flow International Corp.#+..................  65,733    728,979
                                                              ----------
                                                               2,031,650
                                                              ----------
        Medical Laser Systems -- 1.7%
         Candela Corp.+..............................  78,141  1,031,461
         Palomar Medical Technologies, Inc.#+........  36,490  1,822,676
                                                              ----------
                                                               2,854,137
                                                              ----------
        Medical Products -- 0.9%
         Zoll Medical Corp.+.........................  29,259  1,517,372
                                                              ----------
        Medical - Biomedical/Gene -- 4.4%
         Arena Pharmaceuticals, Inc.#+...............  97,270  1,254,783
         Arqule, Inc.+............................... 189,893    960,858

                                                                 Value
                    Security Description               Shares   (Note 3)

      -------------------------------------------------------------------
      Medical - Biomedical/Gene (continued)
        Cell Genesys, Inc.#+.......................... 176,202 $  683,664
        Enzon Pharmaceuticals, Inc.#+................. 110,699    922,123
        Incyte Corp.+................................. 244,713  1,282,296
        Lexicon Genetics, Inc.#+...................... 230,390    854,747
        Myriad Genetics, Inc.#+.......................  39,125  1,189,400
        Tercica, Inc.#................................  71,572    352,134
                                                               ----------
                                                                7,500,005
                                                               ----------
      Medical - Drugs -- 3.2%
        Cubist Pharmaceuticals, Inc.+.................  53,861  1,096,610
        K-V Pharmaceutical Co., Class A+..............  81,754  1,986,622
        Pharmion Corp.#+..............................  49,838  1,233,989
        Sciele Pharma, Inc.#+.........................  53,928  1,219,312
                                                               ----------
                                                                5,536,533
                                                               ----------
      Medical - Generic Drugs -- 0.8%
        Alpharma, Inc., Class A.......................  59,647  1,306,269
                                                               ----------
      Medical - HMO -- 2.7%
        AMERIGROUP Corp.+.............................  41,970  1,434,954
        Magellan Health Services, Inc.+...............  25,644  1,127,823
        Molina Healthcare, Inc.#+.....................  46,313  1,574,179
        Sierra Health Services, Inc.+.................  14,049    492,418
                                                               ----------
                                                                4,629,374
                                                               ----------
      Medical - Outpatient/Home Medical -- 0.4%
        Odyssey HealthCare, Inc.+.....................  49,473    612,476
                                                               ----------
      Metal Processors & Fabrication -- 1.5%
        Mueller Industries, Inc.......................  37,801  1,289,014
        Quanex Corp...................................  35,538  1,318,815
                                                               ----------
                                                                2,607,829
                                                               ----------
      Networking Products -- 0.8%
        Polycom, Inc.+................................  45,450  1,310,778
                                                               ----------
      Oil & Gas Drilling -- 2.5%
        Grey Wolf, Inc.#+............................. 246,044  1,741,992
        Parker Drilling Co.+.......................... 162,403  1,563,941
        Pioneer Drilling Co.+.........................  71,369  1,033,423
                                                               ----------
                                                                4,339,356
                                                               ----------
      Oil Companies - Exploration & Production -- 0.9%
        Swift Energy Co.+.............................  30,042  1,535,447
                                                               ----------
      Oil Refining & Marketing -- 0.9%
        Holly Corp....................................  28,565  1,542,796
                                                               ----------
      Oil - Field Services -- 1.1%
        Helix Energy Solutions Group, Inc.+...........  21,858    803,937
        Hornbeck Offshore Services, Inc.+.............  29,659  1,119,331
                                                               ----------
                                                                1,923,268
                                                               ----------
      Optical Recognition Equipment -- 0.3%
        Optimal Group, Inc., Class A+.................  55,286    477,118
                                                               ----------
      Power Converter/Supply Equipment -- 1.1%
        Advanced Energy Industries, Inc.+.............  64,134  1,105,029
        Vicor Corp....................................  60,960    747,369
                                                               ----------
                                                                1,852,398
                                                               ----------
      Publishing - Periodicals -- 0.9%
        Reader's Digest Association, Inc..............  95,314  1,596,510
                                                               ----------
      Radio -- 0.4%
        Emmis Communications Corp., Class A#..........  71,460    603,837
                                                               ----------
      Real Estate Investment Trusts -- 0.6%
        Getty Realty Corp.............................  33,223  1,031,574
                                                               ----------
      Research & Development -- 0.7%
        Parexel International Corp.+..................  41,974  1,165,618
                                                               ----------

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------



                                                                     Value
                    Security Description                   Shares   (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Retail - Apparel/Shoe -- 3.8%
     Aeropostale, Inc.+...................................  55,641 $1,682,584
     Charlotte Russe Holding, Inc.+.......................  39,976  1,206,076
     Christopher & Banks Corp.............................  45,014    845,813
     Dress Barn, Inc.#+...................................  65,270  1,580,839
     Payless ShoeSource, Inc.+............................  39,154  1,221,213
                                                                   ----------
                                                                    6,536,525
                                                                   ----------
   Retail - Bedding -- 0.6%
     Select Comfort Corp.#+...............................  57,986  1,003,738
                                                                   ----------
   Retail - Convenience Store -- 0.6%
     The Pantry, Inc.#+...................................  20,058    983,243
                                                                   ----------
   Retail - Hypermarkets -- 0.7%
     Smart & Final, Inc.+.................................  66,897  1,208,160
                                                                   ----------
   Retail - Restaurants -- 2.6%
     Chipotle Mexican Grill, Inc., Class A#+..............  21,336  1,236,421
     Denny's Corp.+....................................... 236,389  1,089,753
     IHOP Corp.#..........................................  21,026  1,106,178
     Papa John's International, Inc.#+....................  30,015    930,465
                                                                   ----------
                                                                    4,362,817
                                                                   ----------
   Savings & Loans/Thrifts -- 0.7%
     PFF BanCorp., Inc....................................  37,300  1,230,900
                                                                   ----------
   School -- 0.6%
     ITT Educational Services, Inc.+......................  15,170  1,040,207
                                                                   ----------
   Seismic Data Collection -- 1.5%
     Veritas DGC, Inc.+...................................  33,783  2,640,817
                                                                   ----------
   Semiconductor Equipment -- 0.9%
     Varian Semiconductor Equipment Associates, Inc.+.....  37,629  1,495,000
                                                                   ----------
   Semiconductors Components - Integrated Circuits -- 2.3%
     Atmel Corp.+......................................... 273,524  1,384,032
     Emulex Corp.+........................................  76,146  1,589,167
     Micrel, Inc.+........................................  82,857    956,998
                                                                   ----------
                                                                    3,930,197
                                                                   ----------
   Software Tools -- 1.1%
     Altiris, Inc.+.......................................  72,612  1,800,051
                                                                   ----------
   Steel - Producer -- 0.9%
     IPSCO, Inc...........................................  14,285  1,461,784
                                                                   ----------
   Telecommunication Equipment -- 0.3%
     Arris Group, Inc.+...................................  43,247    515,937
                                                                   ----------

                                                           Shares/
                                                          Principal      Value
                 Security Description                      Amount       (Note 3)

-----------------------------------------------------------------------------------
Therapeutics -- 0.4%
  Anika Therapeutics, Inc+.............................      56,454   $    712,449
                                                                      ------------
Transport - Air Freight -- 0.7%
  EGL, Inc.+...........................................      37,738      1,205,352
                                                                      ------------
Transport - Equipment & Leasing -- 0.9%
  AMERCO#+.............................................      18,238      1,583,970
                                                                      ------------
Transport - Truck -- 0.9%
  Celadon Group, Inc.+.................................      79,455      1,471,507
                                                                      ------------
Vitamins & Nutrition Products -- 1.0%
  NBTY, Inc.+..........................................      45,193      1,642,766
                                                                      ------------
Wireless Equipment -- 0.3%
  Interdigital Communications Corp.#+..................      14,824        473,627
                                                                      ------------
X-Ray Equipment -- 0.9%
  Hologic, Inc.+.......................................      31,110      1,556,433
                                                                      ------------
Total Long-Term Investment Securities
   (cost $161,747,920).................................                168.572,035
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 23.6%
Collective Investment Pool -- 22.4%
  Securities Lending Quality Trust(1)..................  38,138,451     38,138,451
                                                                      ------------
Time Deposit -- 1.1%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 12/01/06.................................. $ 1,877,000      1,877,000
                                                                      ------------
U.S. Government Treasuries -- 0.1%
  United States Treasury Bills
   4.80% due 12/14/06@.................................     200,000        199,654
                                                                      ------------
Total Short-Term Investment Securities
   (cost $40,215,105)..................................                 40,215,105
                                                                      ------------
TOTAL INVESTMENTS
   (cost $201,963,025)(2)..............................       122.5%   208,787,140
Liabilities in excess of other assets..................       (22.5)%  (38,339,796)
                                                        -----------   ------------
NET ASSETS --                                                 100.0%  $170,447,344
                                                        ===========   ============

--------
#  The security or a portion thereof is out on loan (See Note 3)
+  Non-income producing security
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                                          Unrealized
Number of                     Expiration    Value at     Value as of     Appreciation
Contracts    Description         Date      Trade Date November 30, 2006 (Depreciation)
--------------------------------------------------------------------------------------
 5 Long   Russell 2000 Index December 2006 $1,974,035    $1,968,750        $(5,285)
                                                                           =======

See Notes to Financial Statements

VALIC Company I Social Awareness Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

                Banks -- Super Regional.................. 10.4%
                Finance -- Investment Banker/Broker......  5.1%
                Oil Companies -- Exploration & Production  3.4%
                Beverages -- Non -- alcoholic............  3.3%
                Commercial Paper.........................  3.3%
                Medical -- Drugs.........................  3.3%
                Medical Products.........................  3.2%
                Computers................................  3.1%
                Applications Software....................  3.0%
                Transport -- Services....................  3.0%
                Insurance -- Multi- line.................  2.6%
                Medical -- Biomedical/Gene...............  2.6%
                Multimedia...............................  2.6%
                Collective Investment Pool...............  2.5%
                Transport -- Rail........................  2.3%
                Cosmetics & Toiletries...................  2.2%
                Telephone -- Integrated..................  2.1%
                Electronic Components -- Semiconductors..  1.9%
                Cable TV.................................  1.7%
                Oil -- Field Services....................  1.7%
                Enterprise Software/Service..............  1.6%
                Networking Products......................  1.6%
                Web Portals/ISP..........................  1.6%
                Medical -- HMO...........................  1.5%
                Finance -- Credit Card...................  1.4%
                Retail -- Restaurants....................  1.4%
                Diversified Manufactured Operations......  1.3%
                Savings & Loans/Thrifts..................  1.3%
                Athletic Footwear........................  1.2%
                Banks -- Fiduciary.......................  1.2%
                Computer Services........................  1.2%
                Medical -- Wholesale Drug Distribution...  1.2%
                Pipelines................................  1.2%
                Retail -- Discount.......................  1.2%
                Oil Field Machinery & Equipment..........  1.1%
                Retail -- Drug Store.....................  1.1%
                Food -- Misc.............................  1.0%

            Pharmacy Services...............................   1.0%
            Wireless Equipment..............................   1.0%
            Food -- Retail..................................   0.9%
            Insurance -- Property/Casualty..................   0.9%
            Broadcast Services/Program......................   0.8%
            Independent Power Producers.....................   0.8%
            Motorcycle/Motor Scooter........................   0.8%
            Retail -- Regional Deptment Stores..............   0.8%
            Therapeutics....................................   0.8%
            Office Automation & Equipment...................   0.7%
            Retail -- Consumer Electronics..................   0.7%
            Electric -- Generation..........................   0.6%
            Insurance -- Life/Health........................   0.6%
            Machinery -- Construction & Mining..............   0.6%
            Oil & Gas Drilling..............................   0.6%
            Repurchase Agreements...........................   0.6%
            Retail -- Apparel/Shoe..........................   0.6%
            Chemicals -- Specialty..........................   0.5%
            Cruise Lines....................................   0.5%
            Airlines........................................   0.4%
            Medical -- Generic Drugs........................   0.4%
            E -- Commerce/Services..........................   0.3%
            Medical Labs & Testing Services.................   0.3%
            Semiconductors Components -- Intergated Circuits   0.3%
            Apparel Manufacturers...........................   0.2%
            Health Care Cost Containment....................   0.2%
            Steel -- Producers..............................   0.2%
            Telecom Services................................   0.2%
            U.S. Government Treasuries......................   0.2%
            Finance -- Mortgage Loan/Banker.................   0.1%
            Finance -- Other Services.......................   0.1%
            Home Decoration Products........................   0.1%
            Metal -- Diversified............................   0.1%
            Photo Equipment & Supplies......................   0.1%
                                                             -----
                                                             102.4%
                                                             =====

*  Calculated as a percentage of net assets.

VALIC Company I Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------



                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 95.8%
        Airlines -- 0.4%
          Southwest Airlines Co.#..................  97,670 $ 1,534,396
                                                            -----------
        Apparel Manufacturer -- 0.2%
          Coach, Inc.+.............................  23,280   1,005,929
                                                            -----------
        Applications Software -- 3.0%
          Microsoft Corp........................... 422,565  12,393,831
                                                            -----------
        Athletic Footwear -- 1.2%
          NIKE, Inc., Class B......................  51,290   5,075,145
                                                            -----------
        Banks - Fiduciary -- 1.2%
          Bank of New York Co., Inc................ 146,110   5,192,749
                                                            -----------
        Banks - Super Regional -- 10.4%
          Bank of America Corp..................... 222,586  11,986,256
          Fifth Third Bancorp...................... 107,330   4,232,022
          National City Corp....................... 133,100   4,804,910
          PNC Financial Services Group, Inc........  29,190   2,063,441
          US Bancorp............................... 181,370   6,101,287
          Wachovia Corp............................ 122,520   6,639,359
          Wells Fargo & Co......................... 223,410   7,872,968
                                                            -----------
                                                             43,700,243
                                                            -----------
        Beverages - Non - alcoholic -- 3.3%
          Coca - Cola Co........................... 140,820   6,594,601
          PepsiCo, Inc............................. 119,150   7,383,725
                                                            -----------
                                                             13,978,326
                                                            -----------
        Broadcast Services/Program -- 0.8%
          Clear Channel Communications, Inc........  97,730   3,436,187
                                                            -----------
        Cable TV -- 1.7%
          Comcast Corp., Class A+.................. 169,770   6,868,894
          The DIRECTV Group, Inc.+.................  13,200     300,300
                                                            -----------
                                                              7,169,194
                                                            -----------
        Chemicals - Specialty -- 0.5%
          Sigma - Aldrich Corp.....................  24,680   1,878,395
                                                            -----------
        Computer Services -- 1.2%
          Computer Sciences Corp.#+................  10,600     553,320
          Electronic Data Systems Corp............. 172,510   4,681,921
                                                            -----------
                                                              5,235,241
                                                            -----------
        Computers -- 3.1%
          Apple Computer, Inc.+....................  59,600   5,464,128
          Hewlett - Packard Co..................... 196,130   7,739,290
                                                            -----------
                                                             13,203,418
                                                            -----------
        Computers - Memory Devices -- 0.0%
          Seagate Technology(1)(2)(3)..............  22,401           0
                                                            -----------
        Cosmetics & Toiletries -- 2.2%
          Colgate - Palmolive Co...................  82,000   5,334,100
          Estee Lauder Cos., Inc., Class A#........  92,660   3,825,931
                                                            -----------
                                                              9,160,031
                                                            -----------
        Cruise Lines -- 0.5%
          Carnival Corp............................  42,540   2,084,035
                                                            -----------
        Diversified Manufactured Operations -- 1.3%
          Dover Corp...............................  94,910   4,773,973
          Teleflex, Inc............................  11,790     761,988
                                                            -----------
                                                              5,535,961
                                                            -----------
        E - Commerce/Services -- 0.3%
          eBay, Inc.+..............................  32,220   1,042,317
                                                            -----------
        Electric - Generation -- 0.6%
          The AES Corp.+........................... 109,260   2,553,406
                                                            -----------

                                                                Value
                    Security Description              Shares   (Note 3)

       Electronic Components - Semiconductors -- 1.9%
         Freescale Semiconductor, Inc., Class B+.....  16,700 $   666,831
         Intel Corp.................................. 257,520   5,498,052
         Micron Technology, Inc.+.................... 119,820   1,749,372
                                                              -----------
                                                                7,914,255
                                                              -----------
       Enterprise Software/Service -- 1.6%
         Oracle Corp.+............................... 360,630   6,862,789
                                                              -----------
       Finance - Credit Card -- 1.4%
         American Express Co.........................  81,690   4,796,837
         Capital One Financial Corp..................  12,050     938,454
                                                              -----------
                                                                5,735,291
                                                              -----------
       Finance - Investment Banker/Broker -- 5.1%
         Citigroup, Inc.............................. 242,155  12,008,467
         J.P. Morgan Chase & Co...................... 199,383   9,227,445
                                                              -----------
                                                               21,235,912
                                                              -----------
       Finance - Mortgage Loan/Banker -- 0.1%
         Fannie Mae..................................   3,600     205,308
                                                              -----------
       Finance - Other Services -- 0.1%
         Chicago Merchantile Exchange Holdings, Inc..   1,100     589,160
                                                              -----------
       Food - Misc. -- 1.0%
         General Mills, Inc..........................  75,340   4,215,273
                                                              -----------
       Food - Retail -- 0.9%
         Kroger Co................................... 179,090   3,843,271
                                                              -----------
       Health Care Cost Containment -- 0.2%
         McKesson Corp...............................  18,210     899,574
                                                              -----------
       Home Decoration Products -- 0.1%
         Newell Rubbermaid, Inc......................  14,420     410,826
                                                              -----------
       Independent Power Producer -- 0.8%
         NRG Energy, Inc.#+..........................  61,680   3,510,826
                                                              -----------
       Insurance - Life/Health -- 0.6%
         AFLAC, Inc..................................   6,535     288,455
         Genworth Financial, Inc., Class A...........  67,100   2,200,880
                                                              -----------
                                                                2,489,335
                                                              -----------
       Insurance - Multi - line -- 2.6%
         Hartford Financial Services Group, Inc......  58,360   5,004,954
         MetLife, Inc................................  97,480   5,725,000
                                                              -----------
                                                               10,729,954
                                                              -----------
       Insurance - Property/Casualty -- 0.9%
         Chubb Corp..................................  70,510   3,649,598
                                                              -----------
       Machinery - Construction & Mining -- 0.6%
         Caterpillar, Inc............................  39,670   2,460,730
                                                              -----------
       Medical Labs & Testing Services -- 0.3%
         Quest Diagnostics, Inc......................  23,780   1,264,383
                                                              -----------
       Medical Products -- 3.2%
         Johnson & Johnson........................... 155,140  10,225,278
         Zimmer Holdings, Inc.+......................  42,990   3,136,550
                                                              -----------
                                                               13,361,828
                                                              -----------
       Medical - Biomedical/Gene -- 2.6%
         Amgen, Inc.+................................  93,340   6,627,140
         Genentech, Inc.+............................  51,570   4,215,847
                                                              -----------
                                                               10,842,987
                                                              -----------
       Medical - Drugs -- 3.3%
         Bristol - Myers Squibb Co................... 116,870   2,901,882
         Forest Laboratories, Inc.+..................  87,070   4,240,309
         Merck & Co., Inc............................ 149,620   6,659,586
                                                              -----------
                                                               13,801,777
                                                              -----------

VALIC Company I Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description                Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Medical - Generic Drugs -- 0.4%
       Barr Pharmaceuticals, Inc.+....................  18,710 $   955,707
       Mylan Laboratories, Inc........................  45,370     920,557
                                                               -----------
                                                                 1,876,264
                                                               -----------
     Medical - HMO -- 1.5%
       Aetna, Inc.....................................  14,320     591,559
       UnitedHealth Group, Inc........................  94,850   4,655,238
       WellPoint, Inc.+...............................  15,770   1,193,316
                                                               -----------
                                                                 6,440,113
                                                               -----------
     Medical - Wholesale Drug Distribution -- 1.2%
       Cardinal Health, Inc...........................  76,830   4,964,755
                                                               -----------
     Metal - Diversified -- 0.1%
       Freeport - McMoRan Copper & Gold, Inc. Class B.   4,130     259,653
                                                               -----------
     Motorcycle/Motor Scooter -- 0.8%
       Harley - Davidson, Inc.........................  46,940   3,462,764
                                                               -----------
     Multimedia -- 2.6%
       News Corp., Class A............................ 202,920   4,180,152
       Time Warner, Inc............................... 340,620   6,860,087
                                                               -----------
                                                                11,040,239
                                                               -----------
     Networking Products -- 1.6%
       Cisco Systems, Inc.+........................... 250,470   6,732,634
                                                               -----------
     Office Automation & Equipment -- 0.7%
       Xerox Corp.+................................... 167,500   2,763,750
                                                               -----------
     Oil & Gas Drilling -- 0.6%
       ENSCO International, Inc.#.....................  51,530   2,672,346
                                                               -----------
     Oil Companies - Exploration & Production -- 3.4%
       Cimarex Energy Co.+............................  64,700   2,433,367
       EOG Resources, Inc.............................  70,440   4,968,133
       Noble Energy, Inc..............................  46,730   2,500,055
       Pioneer Natural Resources Co...................  99,920   4,351,516
                                                               -----------
                                                                14,253,071
                                                               -----------
     Oil Field Machinery & Equipment -- 1.1%
       Grant Prideco, Inc.+...........................  28,960   1,269,027
       National - Oilwell Varco, Inc.+................  48,280   3,211,103
                                                               -----------
                                                                 4,480,130
                                                               -----------
     Oil - Field Services -- 1.7%
       Schlumberger, Ltd.............................. 103,130   7,062,342
                                                               -----------
     Pharmacy Services -- 1.0%
       Caremark Rx, Inc...............................  85,670   4,052,191
                                                               -----------
     Photo Equipment & Supplies -- 0.1%
       Eastman Kodak Co.#.............................  20,960     545,379
                                                               -----------
     Pipelines -- 1.2%
       Kinder Morgan, Inc.............................  43,960   4,613,602
       Questar Corp...................................   6,940     598,575
                                                               -----------
                                                                 5,212,177
                                                               -----------
     Retail - Apparel/Shoe -- 0.6%
       Gap, Inc....................................... 126,180   2,362,089
       Nordstrom, Inc.................................   7,140     350,003
                                                               -----------
                                                                 2,712,092
                                                               -----------
     Retail - Consumer Electronics -- 0.7%
       Best Buy Co., Inc..............................  53,750   2,954,637
                                                               -----------
     Retail - Discount -- 1.2%
       Target Corp....................................  56,710   3,294,284
       TJX Cos., Inc..................................  57,360   1,572,811
                                                               -----------
                                                                 4,867,095
                                                               -----------

                                                       Shares/
                                                      Principal     Value
                 Security Description                  Amount      (Note 3)

  ---------------------------------------------------------------------------

  Retail - Drug Store -- 1.1%
    CVS Corp........................................      13,980 $    402,204
    Walgreen Co.....................................     103,320    4,183,427
                                                                 ------------
                                                                    4,585,631
                                                                 ------------
  Retail - Regional Department Stores -- 0.8%
    Kohl's Corp.+...................................      47,560    3,310,176
                                                                 ------------
  Retail - Restaurants -- 1.4%
    McDonald's Corp.................................     139,550    5,856,913
                                                                 ------------
  Savings & Loans/Thrifts -- 1.3%
    Washington Mutual, Inc..........................     129,050    5,636,904
                                                                 ------------
  Semiconductors Components - Intergated Circuits --
   0.3%
    Analog Devices, Inc.............................      35,790    1,163,891
                                                                 ------------
  Steel - Producer -- 0.2%
    Steel Dynamics, Inc.#...........................      29,140      947,633
                                                                 ------------
  Telecom Services -- 0.2%
    Embarq Corp.....................................      17,810      916,325
                                                                 ------------
  Telephone - Integrated -- 2.1%
    ALLTEL Corp.....................................      87,260    4,951,133
    BellSouth Corp..................................      54,660    2,437,289
    Citizens Communications Co.#....................      69,920      990,766
    Qwest Communications International, Inc.#+......      77,250      594,053
                                                                 ------------
                                                                    8,973,241
                                                                 ------------
  Therapeutics -- 0.8%
    Gilead Sciences, Inc.+..........................      51,020    3,363,238
                                                                 ------------
  Transport - Rail -- 2.3%
    Burlington Northern Santa Fe Corp...............      65,670    4,935,757
    Norfolk Southern Corp...........................      93,890    4,624,083
                                                                 ------------
                                                                    9,559,840
                                                                 ------------
  Transport - Services -- 3.0%
    FedEx Corp......................................      46,620    5,381,347
    United Parcel Service, Inc., Class B............      90,881    7,081,447
                                                                 ------------
                                                                   12,462,794
                                                                 ------------
  Web Portals/ISP -- 1.6%
    Google, Inc., Class A+..........................      12,520    6,071,199
    Yahoo!, Inc.+...................................      21,770      587,572
                                                                 ------------
                                                                    6,658,771
                                                                 ------------
  Wireless Equipment -- 1.0%
    QUALCOMM, Inc...................................     114,790    4,200,166
                                                                 ------------
  Total Long - Term Investment Securities
     (cost $364,862,022)............................              402,189,036
                                                                 ------------
  SHORT - TERM INVESTMENT SECURITIES -- 6.0%
  Collective Investment Pool -- 2.5%
    Securities Lending Quality Trust(4).............  10,533,458   10,533,458
                                                                 ------------
  Commerical Paper -- 3.3%
    Rabobank USA Financial Corp.
     5.30% due 12/01/06............................. $14,000,000   14,000,000
                                                                 ------------

VALIC Company I Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Principal     Value
                    Security Description                         Amount      (Note 3)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries -- 0.2%
  United States Treasury Bills
   4.80% due 12/07/06@........................................ $  30,000   $     29,976
   4.92% due 12/14/06@........................................    30,000         29,947
   4.93% due 12/21/06@........................................    20,000         19,945
   4.94% due 01/18/07@........................................    15,000         14,902
   4.95% due 12/21/06@........................................    15,000         14,959
   4.95% due 12/21/06@........................................    15,000         14,959
   5.09% due 12/28/06@........................................   690,000        687,384
   5.14% due 12/21/06@........................................    15,000         14,957
                                                                           ------------
                                                                                827,029
                                                                           ------------
Total Short-Term Investment Securities
   (cost $25,360,487).........................................               25,360,487
                                                                           ------------
REPURCHASE AGREEMENT -- 0.6%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.82%, dated 11/30/06, to be repurchased
   12/01/06 in the amount of $2,455,329 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest at
   3.25%, due 08/15/08 and having an approximate value of
   $2,531,815
   (cost $2,455,000)..........................................  2,455,00      2,455,000
                                                                           ------------
TOTAL INVESTMENTS
   (cost $392,677,509)(5).....................................     102.4%   430,004,523
Liabilities in Excess of Other Assets.........................      (2.4)%   (9,907,618)
                                                               ---------   ------------
NET ASSETS --                                                      100.0%  $420,096,905
                                                               =========   ============

--------
#  The security or a portion thereof is out on loan (See Note 3)
+  Non-income producing security
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Fair valued security; see Note 3
(2)Illiquid security
(3)To the extent permitted by the Statement of Additional Information, the Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2006, the Social Awareness Fund held the following restricted security:

                                                           Market
                    Acquisition        Acquisition Market   Value      % of
        Name           Date     Shares    Cost     Value  Per Share Net Assets
 ------------------ ----------- ------ ----------- ------ --------- ----------
 Seagate Technology
  Common Stock.....  11/22/00   22,401     $0        $0     $0.00      0.00%

(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)See Note 6 for cost of investments on a tax basis

Open Futures Contracts
----------------------------------------------------------------------------------
                                                                      Unrealized
Number of                Expiration    Value at      Value as of     Appreciation
Contracts  Description      Date      Trade Date  November 30, 2006 (Depreciation)
----------------------------------------------------------------------------------
 51 Long  S&P 500 Index December 2006 $16,846,687    $17,886,975      $1,040,288
                                                                      ==========

See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Oil Companies -- Integrated.............. 6.4%
                 Finance -- Investment Banker/Broker...... 5.8%
                 Banks -- Super Regional.................. 5.1%
                 Diversified Manufactured Operations...... 5.0%
                 Medical -- Drugs......................... 4.7%
                 Collective Investment Pool............... 3.8%
                 Telephone -- Integrated.................. 3.3%
                 Computers................................ 3.2%
                 Electric -- Integrated................... 3.1%
                 Insurance -- Multi-line.................. 2.7%
                 Medical Products......................... 2.2%
                 Applications Software.................... 2.1%
                 Electronic Components -- Semiconductors.. 2.1%
                 Cosmetics & Toiletries................... 2.0%
                 Multimedia............................... 2.0%
                 Retail -- Discount....................... 1.7%
                 Beverages -- Non-alcoholic............... 1.6%
                 Aerospace/Defense........................ 1.5%
                 Tobacco.................................. 1.5%
                 Networking Products...................... 1.4%
                 Oil -- Field Services.................... 1.4%
                 Medical -- Biomedical/Gene............... 1.2%
                 Medical -- HMO........................... 1.2%
                 Insurance -- Life/Health................. 1.1%
                 Oil Companies -- Exploration & Production 1.1%
                 Real Estate Investment Trusts............ 1.1%
                 Web Portals/ISP.......................... 1.1%
                 Finance -- Mortgage Loan/Banker.......... 1.0%
                 Retail -- Building Products.............. 1.0%
                 Transport -- Services.................... 1.0%
                 Banks -- Commercial...................... 0.9%
                 Wireless Equipment....................... 0.9%
                 Commercial Paper......................... 0.9%
                 Chemicals -- Diversified................. 0.8%
                 Retail -- Restaurants.................... 0.8%
                 Cable TV................................. 0.7%
                 Enterprise Software/Service.............. 0.7%
                 Finance -- Credit Card................... 0.7%
                 Food -- Misc............................. 0.7%
                 Medical Instruments...................... 0.7%
                 Transport -- Rail........................ 0.7%
                 Aerospace/Defense -- Equipment........... 0.6%
                 Banks -- Fiduciary....................... 0.6%
                 Data Processing/Management............... 0.6%
                 Insurance -- Property/Casualty........... 0.6%
                 Invest Management/Advisor Services....... 0.5%
                 Retail -- Drug Store..................... 0.5%
                 Agricultural Operations.................. 0.4%
                 Commercial Services -- Finance........... 0.4%
                 Computers -- Memory Devices.............. 0.4%
                 Consumer Products -- Misc................ 0.4%
                 E-Commerce/Services...................... 0.4%
                 Hotels/Motels............................ 0.4%
                 Oil & Gas Drilling....................... 0.4%
                 Pipelines................................ 0.4%
                 Retail -- Regional Deptment Stores....... 0.4%
                 Savings & Loans/Thrifts.................. 0.4%
                 Brewery.................................. 0.3%
                 Building -- Residential/Commerical....... 0.3%
                 Computer Services........................ 0.3%
                 Electric Products -- Misc................ 0.3%
                 Food -- Retail........................... 0.3%
                 Industrial Gases......................... 0.3%
                 Machinery -- Construction & Mining....... 0.3%
                 Medical -- Wholesale Drug Distribution... 0.3%
                 Oil Refining & Marketing................. 0.3%
                 Pharmacy Services........................ 0.3%
                 Retail -- Apparel/Shoe................... 0.3%
                 Retail -- Office Supplies................ 0.3%


             Semiconductor Equipment......................... 0.3%
             Telecom Equipment -- Fiber Optics............... 0.3%
             Television...................................... 0.3%
             Advertising Agencies............................ 0.2%
             Apparel Manufacturers........................... 0.2%
             Auto -- Cars/Light Trucks....................... 0.2%
             Building & Construction Products -- Misc........ 0.2%
             Chemicals -- Specialty.......................... 0.2%
             Cruise Lines.................................... 0.2%
             Electronic Forms................................ 0.2%
             Finance -- Other Services....................... 0.2%
             Financial Guarantee Insurance................... 0.2%
             Food -- Confectionery........................... 0.2%
             Food -- Wholesale/Distribution.................. 0.2%
             Forestry........................................ 0.2%
             Gas -- Distribution............................. 0.2%
             Insurance Brokers............................... 0.2%
             Internet Security............................... 0.2%
             Machinery -- Farming............................ 0.2%
             Metal -- Aluminum............................... 0.2%
             Metal -- Copper................................. 0.2%
             Mining.......................................... 0.2%
             Motorcycle/Motor Scooter........................ 0.2%
             Non -- Hazardous Waste Disposal................. 0.2%
             Office Automation & Equipment................... 0.2%
             Paper & Related Products........................ 0.2%
             Publishing -- Newspapers........................ 0.2%
             Retail -- Consumer Electronics.................. 0.2%
             Retail -- Major Department Stores............... 0.2%
             Semiconductors Components -- Intergated Circuits 0.2%
             Steel -- Producers.............................. 0.2%
             Therapeutics.................................... 0.2%
             Airlines........................................ 0.1%
             Appliances...................................... 0.1%
             Athletic Footwear............................... 0.1%
             Audio/Video Products............................ 0.1%
             Auto/Truck Parts & Equipment -- Original........ 0.1%
             Auto -- Heavy Duty Trucks....................... 0.1%
             Beverages -- Wine/Spirits....................... 0.1%
             Broadcast Services/Program...................... 0.1%
             Building Products -- Air & Heating.............. 0.1%
             Casino Hotels................................... 0.1%
             Casino Services................................. 0.1%
             Coal............................................ 0.1%
             Coatings/Paint.................................. 0.1%
             Computer Aided Design........................... 0.1%
             Computers -- Integrated Systems................. 0.1%
             Computers -- Peripher Equipment................. 0.1%
             Containers -- Paper/Plastic..................... 0.1%
             Disposable Medical Products..................... 0.1%
             Distribution/Wholesale.......................... 0.1%
             E-Commerce/Products............................. 0.1%
             Electric -- Generation.......................... 0.1%
             Electronic Components -- Misc................... 0.1%
             Electronic Measurement Instruments.............. 0.1%
             Electronics -- Military......................... 0.1%
             Engineering/R&D Services........................ 0.1%
             Entertainment Software.......................... 0.1%
             Finance -- Commercial........................... 0.1%
             Finance -- Consumer Loans....................... 0.1%
             Health Care Cost Containment.................... 0.1%
             Home Decoration Products........................ 0.1%
             Human Resources................................. 0.1%
             Industrial Automated/Robotic.................... 0.1%
             Instruments -- Controls......................... 0.1%
             Instruments -- Scientific....................... 0.1%
             Medical Labs & Testing Services................. 0.1%
             Medical -- Generic Drugs........................ 0.1%
             Medical -- Hospitals............................ 0.1%

VALIC Company I Stock Index Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                Metal -- Diversified....................   0.1%
                Office Supplies & Forms.................   0.1%
                Oil Field Machinery & Equipment.........   0.1%
                Photo Equipment & Supplies..............   0.1%
                Printing -- Commercial..................   0.1%
                Real Estate Management/Services.........   0.1%
                Retail -- Bedding.......................   0.1%
                Steel -- Specialty......................   0.1%
                Telecom Services........................   0.1%
                Telecommunication Equipment.............   0.1%
                Tools -- Hand Held......................   0.1%
                Toys....................................   0.1%
                U.S. Government Treasuries..............   0.1%
                                                         -----
                                                         103.6%
                                                         =====

*  Calculated as a percentage of net assets.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------



                                                                 Value
                  Security Description               Shares     (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 98.8%
      Advertising Agencies -- 0.2%
        Interpublic Group of Cos., Inc.#+..........   176,400 $  2,111,508
        Omnicom Group, Inc.........................    68,700    7,018,392
                                                              ------------
                                                                 9,129,900
                                                              ------------
      Aerospace/Defense -- 1.5%
        Boeing Co..................................   318,000   28,152,540
        General Dynamics Corp......................   161,400   12,079,176
        Lockheed Martin Corp.......................   142,400   12,880,080
        Northrop Grumman Corp......................   137,800    9,222,954
        Raytheon Co................................   179,500    9,161,680
        Rockwell Collins, Inc......................    68,500    4,132,605
                                                              ------------
                                                                75,629,035
                                                              ------------
      Aerospace/Defense-Equipment -- 0.6%
        Goodrich Corp.#............................    49,900    2,245,500
        United Technologies Corp...................   404,600   26,108,838
                                                              ------------
                                                                28,354,338
                                                              ------------
      Agricultural Operations -- 0.4%
        Archer-Daniels-Midland Co..................   262,300    9,206,730
        Monsanto Co................................   217,100   10,435,997
                                                              ------------
                                                                19,642,727
                                                              ------------
      Airlines -- 0.1%
        Southwest Airlines Co......................   314,400    4,939,224
                                                              ------------
      Apparel Manufacturers -- 0.2%
        Coach, Inc.+...............................   146,400    6,325,944
        Jones Apparel Group, Inc...................    45,200    1,518,720
        Liz Claiborne, Inc.#.......................    41,300    1,765,575
        VF Corp.#..................................    35,400    2,775,006
                                                              ------------
                                                                12,385,245
                                                              ------------
      Appliances -- 0.1%
        Whirlpool Corp.#...........................    31,300    2,669,890
                                                              ------------
      Applications Software -- 2.1%
        Citrix Systems, Inc.+......................    73,500    2,112,390
        Compuware Corp.+...........................   140,900    1,182,151
        Intuit, Inc.+..............................   136,600    4,300,168
        Microsoft Corp............................. 3,454,700  101,326,351
                                                              ------------
                                                               108,921,060
                                                              ------------
      Athletic Footwear -- 0.1%
        NIKE, Inc., Class B........................    76,600    7,579,570
                                                              ------------
      Audio/Video Products -- 0.1%
        Harman International Industries, Inc.......    26,000    2,699,840
                                                              ------------
      Auto-Cars/Light Trucks -- 0.2%
        Ford Motor Co.#............................   752,400    6,117,012
        General Motors Corp.#......................   226,300    6,614,749
                                                              ------------
                                                                12,731,761
                                                              ------------
      Auto-Heavy Duty Trucks -- 0.1%
        Navistar International Corp.+..............    24,700      790,153
        PACCAR, Inc................................    99,700    6,510,410
                                                              ------------
                                                                 7,300,563
                                                              ------------
      Auto/Truck Parts & Equipment-Original -- 0.1%
        Johnson Controls, Inc......................    78,200    6,360,006
                                                              ------------
      Banks-Commercial -- 0.9%
        BB&T Corp..................................   214,800    9,238,548
        Commerce Bancorp, Inc.#....................    74,600    2,593,096
        Compass Bancshares, Inc....................    51,800    2,959,852
        First Horizon National Corp.#..............    49,600    1,977,056
        M&T Bank Corp.#............................    31,100    3,689,704
        Marshall & Ilsley Corp.#...................   101,700    4,656,843

                                                                  Value
                  Security Description                Shares     (Note 3)
     ----------------------------------------------------------------------
     Banks-Commercial (continued)
       North Fork Bancorp., Inc.....................   186,400 $  5,232,248
       Regions Financial Corp.......................   291,100   10,668,815
       Synovus Financial Corp.#.....................   129,600    3,890,592
       Zions Bancorp................................    42,700    3,340,848
                                                               ------------
                                                                 48,247,602
                                                               ------------
     Banks-Fiduciary -- 0.6%
       Bank of New York Co., Inc....................   305,300   10,850,362
       Mellon Financial Corp.#......................   164,600    6,621,858
       Northern Trust Corp..........................    75,000    4,272,000
       State Street Corp............................   132,500    8,232,225
                                                               ------------
                                                                 29,976,445
                                                               ------------
     Banks-Super Regional -- 5.1%
       Bank of America Corp......................... 1,810,300   97,484,655
       Comerica, Inc................................    64,900    3,780,425
       Fifth Third Bancorp#.........................   223,200    8,800,776
       Huntington Bancshares, Inc...................    95,000    2,309,450
       KeyCorp......................................   161,300    5,822,930
       National City Corp...........................   241,900    8,732,590
       PNC Financial Services Group, Inc............   117,700    8,320,213
       SunTrust Banks, Inc.#........................   146,000   11,920,900
       US Bancorp...................................   710,900   23,914,676
       Wachovia Corp................................   765,700   41,493,283
       Wells Fargo & Co............................. 1,346,900   47,464,756
                                                               ------------
                                                                260,044,654
                                                               ------------
     Beverages-Non-alcoholic -- 1.6%
       Coca-Cola Co.................................   815,100   38,171,133
       Coca-Cola Enterprises, Inc.#.................   110,200    2,253,590
       Pepsi Bottling Group, Inc....................    54,400    1,703,808
       PepsiCo, Inc.................................   659,500   40,869,215
                                                               ------------
                                                                 82,997,746
                                                               ------------
     Beverages-Wine/Spirits -- 0.1%
       Brown-Forman Corp., Class B Class B..........    31,400    2,180,730
       Constellation Brands, Inc., Class A+ Class A.    84,400    2,361,512
                                                               ------------
                                                                  4,542,242
                                                               ------------
     Brewery -- 0.3%
       Anheuser-Busch Cos., Inc.....................   307,500   14,609,325
       Molson Coors Brewing Co., Class B Class B....    18,200    1,293,656
                                                               ------------
                                                                 15,902,981
                                                               ------------
     Broadcast Services/Program -- 0.1%
       Clear Channel Communications, Inc............   198,500    6,979,260
                                                               ------------
     Building & Construction Products-Misc. -- 0.2%
       Masco Corp...................................   159,200    4,567,448
       Vulcan Materials Co.#........................    38,600    3,424,592
                                                               ------------
                                                                  7,992,040
                                                               ------------
     Building Products-Air & Heating -- 0.1%
       American Standard Cos., Inc.#................    69,800    3,127,738
                                                               ------------
     Building-Residential/Commerical -- 0.3%
       Centex Corp.#................................    47,400    2,623,116
       D.R. Horton, Inc.............................   108,900    2,901,096
       KB Home Corp.#...............................    31,400    1,623,066
       Lennar Corp., Class A#.......................    55,400    2,908,500
       Pulte Homes, Inc.............................    84,700    2,857,778
                                                               ------------
                                                                 12,913,556
                                                               ------------
     Cable TV -- 0.7%
       Comcast Corp., Class A#+.....................   837,100   33,869,066
                                                               ------------
     Casino Hotel -- 0.1%
       Harrah's Entertainment, Inc..................    74,400    5,855,280
                                                               ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                  Security Description                 Shares     (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Casino Services -- 0.1%
      International Game Technology..................   135,800 $  5,945,324
                                                                ------------
    Chemicals-Diversified -- 0.8%
      Dow Chemical Co.#..............................   383,700   15,351,837
      du Pont (E.I.) de Nemours & Co.................   368,600   17,298,398
      PPG Industries, Inc.#..........................    66,000    4,243,800
      Rohm & Haas Co.................................    57,400    2,997,428
                                                                ------------
                                                                  39,891,463
                                                                ------------
    Chemicals-Specialty -- 0.2%
      Ashland, Inc...................................    25,300    1,710,533
      Eastman Chemical Co............................    32,900    1,953,602
      Ecolab, Inc.#..................................    71,500    3,171,025
      Hercules, Inc.+................................    45,400      845,802
      International Flavors & Fragrances, Inc........    31,600    1,488,676
      Sigma-Aldrich Corp.#...........................    26,500    2,016,915
                                                                ------------
                                                                  11,186,553
                                                                ------------
    Coal -- 0.1%
      CONSOL Energy, Inc.............................    73,400    2,694,514
      Peabody Energy Corp............................   105,800    4,867,858
                                                                ------------
                                                                   7,562,372
                                                                ------------
    Coatings/Paint -- 0.1%
      The Sherwin-Williams Co........................    45,100    2,821,005
                                                                ------------
    Commercial Services -- 0.0%
      Convergys Corp.#+..............................    55,500    1,338,660
                                                                ------------
    Commercial Services-Finance -- 0.4%
      Equifax, Inc.#.................................    50,700    1,926,093
      H&R Block, Inc.................................   128,600    3,086,400
      Moody's Corp...................................    94,800    6,586,704
      The Western Union Co.+.........................   306,100    6,979,080
                                                                ------------
                                                                  18,578,277
                                                                ------------
    Computer Aided Design -- 0.1%
      Autodesk, Inc.+................................    92,700    3,817,386
      Parametric Technology Corp.+...................    44,700      865,392
                                                                ------------
                                                                   4,682,778
                                                                ------------
    Computer Services -- 0.3%
      Affiliated Computer Services, Inc., Class A#+..    47,400    2,396,070
      Cognizant Technology Solutions Corp., Class A+.    56,300    4,591,828
      Computer Sciences Corp.+.......................    68,700    3,586,140
      Electronic Data Systems Corp...................   207,000    5,617,980
      Unisys Corp.+..................................   137,500      991,375
                                                                ------------
                                                                  17,183,393
                                                                ------------
    Computers -- 3.2%
      Apple Computer, Inc.+..........................   340,200   31,189,536
      Dell, Inc.+....................................   908,600   24,750,264
      Hewlett-Packard Co............................. 1,095,600   43,232,376
      International Business Machines Corp...........   608,700   55,951,704
      Sun Microsystems, Inc.+........................ 1,403,600    7,607,512
                                                                ------------
                                                                 162,731,392
                                                                ------------
    Computers-Integrated Systems -- 0.1%
      NCR Corp.+.....................................    72,100    3,093,811
                                                                ------------
    Computers-Memory Devices -- 0.4%
      EMC Corp.+.....................................   919,400   12,053,334
      Network Appliance, Inc.+.......................   148,900    5,838,369
      SanDisk Corp.+.................................    90,000    3,996,000
                                                                ------------
                                                                  21,887,703
                                                                ------------
    Computers-Peripher Equipment -- 0.1%
      Lexmark International, Inc., Class A#+.........    40,100    2,766,098
                                                                ------------

                                                                  Value
                  Security Description                Shares     (Note 3)
     ----------------------------------------------------------------------
     Consumer Products-Misc. -- 0.4%
       Clorox Co....................................    60,500 $  3,872,000
       Fortune Brands, Inc..........................    60,300    4,878,270
       Kimberly-Clark Corp..........................   183,300   12,183,951
                                                               ------------
                                                                 20,934,221
                                                               ------------
     Containers-Metal/Glass -- 0.0%
       Ball Corp.#..................................    41,700    1,783,092
                                                               ------------
     Containers-Paper/Plastic -- 0.1%
       Bemis Co., Inc...............................    41,900    1,430,047
       Pactiv Corp.+................................    55,200    1,901,640
       Sealed Air Corp.#............................    32,400    1,928,124
                                                               ------------
                                                                  5,259,811
                                                               ------------
     Cosmetics & Toiletries -- 2.0%
       Avon Products, Inc.#.........................   179,000    5,842,560
       Colgate-Palmolive Co.........................   206,600   13,439,330
       Estee Lauder Cos., Inc., Class A#............    51,700    2,134,693
       Procter & Gamble Co.......................... 1,269,900   79,737,021
                                                               ------------
                                                                101,153,604
                                                               ------------
     Cruise Lines -- 0.2%
       Carnival Corp.#..............................   177,900    8,715,321
                                                               ------------
     Data Processing/Management -- 0.6%
       Automatic Data Processing, Inc...............   222,200   10,716,706
       Fidelity National Information Services, Inc..    65,100    2,597,490
       First Data Corp..............................   306,100    7,729,025
       Fiserv, Inc.+................................    69,700    3,562,367
       Paychex, Inc.................................   135,400    5,336,114
                                                               ------------
                                                                 29,941,702
                                                               ------------
     Dental Supplies & Equipment -- 0.0%
       Patterson Cos, Inc.#+........................    55,500    2,059,605
                                                               ------------
     Disposable Medical Products -- 0.1%
       C.R. Bard, Inc...............................    41,400    3,406,806
                                                               ------------
     Distribution/Wholesale -- 0.1%
       Genuine Parts Co.#...........................    68,500    3,211,965
       W. W. Grainger, Inc..........................    30,100    2,178,036
                                                               ------------
                                                                  5,390,001
                                                               ------------
     Diversified Manufactured Operations -- 5.0%
       3M Co........................................   301,300   24,543,898
       Cooper Industries, Ltd.......................    36,600    3,346,704
       Danaher Corp.................................    94,700    6,924,464
       Dover Corp...................................    81,400    4,094,420
       Eaton Corp...................................    60,000    4,624,800
       General Electric Co.......................... 4,129,100  145,674,648
       Honeywell International, Inc.................   327,600   14,080,248
       Illinois Tool Works, Inc.#...................   168,100    7,934,320
       Ingersoll-Rand Co., Ltd., Class A............   128,700    5,020,587
       ITT Industries, Inc..........................    73,900    3,986,905
       Leggett & Platt, Inc.........................    72,300    1,719,294
       Parker Hannifin Corp.........................    48,100    4,015,388
       Textron, Inc.................................    50,500    4,921,225
       Tyco International, Ltd......................   805,800   24,407,682
                                                               ------------
                                                                255,294,583
                                                               ------------
     Drug Delivery Systems -- 0.0%
       Hospira, Inc.+...............................    62,800    2,059,840
                                                               ------------
     E-Commerce/Products -- 0.1%
       Amazon.com, Inc.#+...........................   125,700    5,070,738
                                                               ------------
     E-Commerce/Services -- 0.4%
       eBay, Inc.+..................................   469,800   15,198,030
       IAC/InterActive Corp.+.......................    89,200    3,254,908

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                  Security Description              Shares     (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      E-Commerce/Services (continued)
        Monster Worldwide, Inc.+..................    51,400 $  2,243,610
                                                             ------------
                                                               20,696,548
                                                             ------------
      Electric Products-Misc. -- 0.3%
        Emerson Electric Co.......................   163,100   14,140,770
        Molex, Inc.#..............................    56,500    1,808,000
                                                             ------------
                                                               15,948,770
                                                             ------------
      Electric-Generation -- 0.1%
        The AES Corp.+............................   264,600    6,183,702
                                                             ------------
      Electric-Integrated -- 3.1%
        Allegheny Energy, Inc.+...................    65,800    2,918,888
        Ameren Corp.#.............................    82,400    4,508,104
        American Electric Power Co., Inc..........   157,500    6,537,825
        CenterPoint Energy, Inc.#.................   124,700    2,038,845
        CMS Energy Corp.+.........................    88,600    1,436,206
        Consolidated Edison, Inc.#................    98,600    4,754,492
        Constellation Energy Group, Inc...........    71,900    4,933,059
        Dominion Resources, Inc.#.................   141,100   11,392,414
        DTE Energy Co.#...........................    71,100    3,348,099
        Duke Energy Corp..........................   501,100   15,894,892
        Edison International......................   130,300    5,991,194
        Entergy Corp..............................    83,400    7,616,088
        Exelon Corp...............................   267,700   16,257,421
        FirstEnergy Corp..........................   131,900    7,892,896
        FPL Group, Inc............................   161,800    8,623,940
        NiSource, Inc.............................   109,100    2,690,406
        PG&E Corp.#...............................   139,200    6,393,456
        Pinnacle West Capital Corp................    39,800    1,963,732
        PPL Corp..................................   152,400    5,539,740
        Progress Energy, Inc......................   101,300    4,839,101
        Public Service Enterprise Group, Inc.#....   100,700    6,769,054
        TECO Energy, Inc..........................    83,600    1,420,364
        The Southern Co.#.........................   296,900   10,762,625
        TXU Corp..................................   184,600   10,594,194
        Xcel Energy, Inc.#........................   162,400    3,728,704
                                                             ------------
                                                              158,845,739
                                                             ------------
      Electronic Components-Misc. -- 0.1%
        Jabil Circuit, Inc.#......................    73,900    2,095,804
        Sanmina-SCI Corp.+........................   213,100      788,470
        Solectron Corp.#+.........................   365,800    1,218,114
                                                             ------------
                                                                4,102,388
                                                             ------------
      Electronic Components-Semiconductors -- 2.1%
        Advanced Micro Devices, Inc.+.............   217,000    4,680,690
        Altera Corp.+.............................   143,700    2,858,193
        Broadcom Corp., Class A+..................   187,500    6,155,625
        Freescale Semiconductor, Inc., Class B+...   162,300    6,480,639
        Intel Corp................................ 2,307,100   49,256,585
        LSI Logic Corp.#+.........................   159,800    1,703,468
        Micron Technology, Inc.+..................   291,900    4,261,740
        National Semiconductor Corp...............   119,000    2,878,610
        NVIDIA Corp.+.............................   141,000    5,215,590
        PMC - Sierra, Inc.#+......................    83,600      636,196
        QLogic Corp.+.............................    63,800    1,419,550
        Texas Instruments, Inc....................   613,000   18,114,150
        Xilinx, Inc...............................   136,000    3,644,800
                                                             ------------
                                                              107,305,836
                                                             ------------
      Electronic Forms -- 0.2%
        Adobe Systems, Inc.+......................   231,700    9,298,121
                                                             ------------
      Electronic Measurement Instruments -- 0.1%
        Agilent Technologies, Inc.+...............   163,500    5,205,840
        Tektronix, Inc............................    33,500    1,023,760
                                                             ------------
                                                                6,229,600
                                                             ------------

                                                                 Value
                 Security Description                Shares     (Note 3)

     ---------------------------------------------------------------------
     Electronics-Military -- 0.1%
       L-3 Communications Holdings, Inc............    49,200 $  4,046,700
                                                              ------------
     Engineering/R&D Services -- 0.1%
       Fluor Corp..................................    35,100    3,056,508
                                                              ------------
     Engines-Internal Combustion -- 0.0%
       Cummins, Inc................................    21,000    2,518,320
                                                              ------------
     Enterprise Software/Service -- 0.7%
       BMC Software, Inc.+.........................    82,000    2,669,920
       CA, Inc.#...................................   164,300    3,565,310
       Novell, Inc.+...............................   135,600      851,568
       Oracle Corp.+............................... 1,613,300   30,701,099
                                                              ------------
                                                                37,787,897
                                                              ------------
     Entertainment Software -- 0.1%
       Electronic Arts, Inc.+......................   122,700    6,852,795
                                                              ------------
     Filtration/Separation Products -- 0.0%
       Pall Corp.#.................................    49,900    1,566,361
                                                              ------------
     Finance-Commercial -- 0.1%
       CIT Group, Inc..............................    79,500    4,134,795
                                                              ------------
     Finance-Consumer Loans -- 0.1%
       SLM Corp....................................   164,000    7,517,760
                                                              ------------
     Finance-Credit Card -- 0.7%
       American Express Co.........................   485,900   28,532,048
       Capital One Financial Corp..................   122,500    9,540,300
                                                              ------------
                                                                38,072,348
                                                              ------------
     Finance-Investment Banker/Broker -- 5.8%
       Bear Stearns Cos., Inc......................    48,100    7,334,288
       Charles Schwab Corp.........................   413,600    7,585,424
       Citigroup, Inc.............................. 1,977,500   98,064,225
       E*TRADE Financial Corp.+....................   170,900    4,113,563
       Goldman Sachs Group, Inc....................   172,700   33,641,960
       J.P. Morgan Chase & Co...................... 1,388,500   64,259,780
       Lehman Brothers Holdings, Inc...............   214,900   15,831,683
       Merrill Lynch & Co., Inc....................   354,600   31,002,678
       Morgan Stanley..............................   428,800   32,657,408
                                                              ------------
                                                               294,491,009
                                                              ------------
     Finance-Mortgage Loan/Banker -- 1.0%
       Countrywide Financial Corp..................   244,800    9,723,456
       Fannie Mae..................................   387,200   22,082,016
       Freddie Mac.................................   276,400   18,563,024
                                                              ------------
                                                                50,368,496
                                                              ------------
     Finance-Other Services -- 0.2%
       Chicago Merchantile Exchange Holdings, Inc..    14,300    7,659,080
                                                              ------------
     Financial Guarantee Insurance -- 0.2%
       Ambac Financial Group, Inc..................    42,400    3,631,136
       MBIA, Inc.#.................................    53,900    3,754,135
       MGIC Investment Corp.#......................    33,800    1,959,048
                                                              ------------
                                                                 9,344,319
                                                              ------------
     Food-Confectionery -- 0.2%
       The Hershey Co.#............................    70,200    3,718,494
       WM Wrigley Jr. Co...........................    87,700    4,598,988
                                                              ------------
                                                                 8,317,482
                                                              ------------
     Food-Dairy Products -- 0.0%
       Dean Foods Co.+.............................    53,400    2,286,588
                                                              ------------
     Food-Meat Products -- 0.0%
       Tyson Foods, Inc., Class A#.................   100,800    1,601,712
                                                              ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Food-Misc. -- 0.7%
          Campbell Soup Co..........................  92,300 $ 3,513,861
          ConAgra Foods, Inc........................ 204,300   5,250,510
          General Mills, Inc........................ 141,100   7,894,545
          H.J. Heinz Co............................. 132,600   5,894,070
          Kellogg Co.#.............................. 100,000   4,978,000
          McCormick & Co., Inc......................  52,800   2,044,416
          Sara Lee Corp............................. 304,000   5,040,320
                                                             -----------
                                                              34,615,722
                                                             -----------
        Food-Retail -- 0.3%
          Kroger Co................................. 289,000   6,201,940
          Safeway, Inc.............................. 177,800   5,478,018
          Whole Foods Market, Inc.#.................  56,400   2,752,320
                                                             -----------
                                                              14,432,278
                                                             -----------
        Food-Wholesale/Distribution -- 0.2%
          SUPERVALU, Inc............................  84,700   2,901,822
          Sysco Corp................................ 247,400   8,869,290
                                                             -----------
                                                              11,771,112
                                                             -----------
        Forestry -- 0.2%
          Plum Creek Timber Co., Inc................  71,700   2,671,542
          Weyerhaeuser Co.#.........................  98,500   6,370,980
                                                             -----------
                                                               9,042,522
                                                             -----------
        Gas-Distribution -- 0.2%
          KeySpan Corp..............................  70,000   2,872,100
          Nicor, Inc.#..............................  17,800     881,990
          Peoples Energy Corp.#.....................  15,300     663,867
          Sempra Energy#............................ 104,500   5,695,250
                                                             -----------
                                                              10,113,207
                                                             -----------
        Health Care Cost Containment -- 0.1%
          McKesson Corp............................. 119,700   5,913,180
                                                             -----------
        Home Decoration Products -- 0.1%
          Newell Rubbermaid, Inc.#.................. 110,800   3,156,692
                                                             -----------
        Hotels/Motels -- 0.4%
          Hilton Hotels Corp........................ 154,300   5,065,669
          Marriott International, Inc., Class A..... 137,400   6,203,610
          Starwood Hotels & Resorts Worldwide, Inc..  87,100   5,589,207
          Wyndham Worldwide Corp.+..................  80,100   2,542,374
                                                             -----------
                                                              19,400,860
                                                             -----------
        Human Resources -- 0.1%
          Robert Half International, Inc............  68,500   2,643,415
                                                             -----------
        Identification Systems -- 0.0%
          Symbol Technologies, Inc.................. 101,600   1,505,712
                                                             -----------
        Industrial Automated/Robotic -- 0.1%
          Rockwell Automation, Inc.#................  70,400   4,581,632
                                                             -----------
        Industrial Gases -- 0.3%
          Air Products & Chemicals, Inc.............  88,100   6,091,234
          Praxair, Inc.............................. 128,900   8,043,360
                                                             -----------
                                                              14,134,594
                                                             -----------
        Instruments-Controls -- 0.1%
          Thermo Fisher Scientific, Inc.+........... 162,600   7,126,758
                                                             -----------
        Instruments-Scientific -- 0.1%
          Applera Corp..............................  72,900   2,656,476
          PerkinElmer, Inc..........................  50,200   1,087,834
          Waters Corp.+.............................  41,000   2,051,640
                                                             -----------
                                                               5,795,950
                                                             -----------

                                                               Value
                  Security Description             Shares     (Note 3)

       -----------------------------------------------------------------
       Insurance Brokers -- 0.2%
         AON Corp................................   125,800 $  4,488,544
         Marsh & McLennan Cos., Inc..............   220,100    6,915,542
                                                            ------------
                                                              11,404,086
                                                            ------------
       Insurance-Life/Health -- 1.1%
         AFLAC, Inc..............................   198,500    8,761,790
         CIGNA Corp..............................    41,000    5,168,050
         Genworth Financial, Inc., Class A.......   182,000    5,969,600
         Lincoln National Corp...................   114,900    7,306,491
         Principal Financial Group...............   107,700    6,219,675
         Prudential Financial, Inc...............   194,000   15,807,120
         Torchmark Corp.#........................    39,600    2,503,512
         UnumProvident Corp.#....................   137,000    2,805,760
                                                            ------------
                                                              54,541,998
                                                            ------------
       Insurance-Multi-line -- 2.7%
         ACE, Ltd................................   130,100    7,394,884
         Allstate Corp...........................   251,800   15,984,264
         American International Group, Inc.(1)... 1,039,400   73,090,608
         Cincinnati Financial Corp...............    69,300    3,068,604
         Hartford Financial Services Group, Inc..   121,700   10,436,992
         Loews Corp..............................   182,800    7,297,376
         MetLife, Inc............................   303,700   17,836,301
         XL Capital, Ltd., Class A#..............    72,100    5,127,752
                                                            ------------
                                                             140,236,781
                                                            ------------
       Insurance-Property/Casualty -- 0.6%
         Chubb Corp..............................   164,300    8,504,168
         Progressive Corp........................   308,800    6,963,440
         SAFECO Corp.............................    42,500    2,574,225
         The St. Paul Travelers Cos., Inc........   276,400   14,320,284
                                                            ------------
                                                              32,362,117
                                                            ------------
       Internet Security -- 0.2%
         Symantec Corp.+.........................   395,700    8,388,840
         VeriSign, Inc.+.........................    98,000    2,558,780
                                                            ------------
                                                              10,947,620
                                                            ------------
       Invest Management/Advisor Services -- 0.5%
         Ameriprise Financial, Inc...............    97,500    5,274,750
         Federated Investors, Inc., Class B#.....    36,200    1,201,116
         Franklin Resources, Inc.................    66,600    7,108,884
         Janus Capital Group, Inc................    82,700    1,675,502
         Legg Mason, Inc.#.......................    52,500    5,006,400
         T. Rowe Price Group, Inc................   104,700    4,536,651
                                                            ------------
                                                              24,803,303
                                                            ------------
       Leisure Products -- 0.0%
         Brunswick Corp..........................    37,100    1,200,927
                                                            ------------
       Linen Supply & Related Items -- 0.0%
         Cintas Corp.............................    54,700    2,308,340
                                                            ------------
       Machinery-Construction & Mining -- 0.3%
         Caterpillar, Inc........................   262,300   16,270,469
                                                            ------------
       Machinery-Farming -- 0.2%
         Deere & Co..............................    92,500    8,880,000
                                                            ------------
       Medical Information Systems -- 0.0%
         IMS Health, Inc.........................    80,600    2,214,082
                                                            ------------
       Medical Instruments -- 0.7%
         Boston Scientific Corp.+................   471,100    7,452,802
         Medtronic, Inc..........................   459,700   23,964,161
         St. Jude Medical, Inc.+.................   141,000    5,255,070
                                                            ------------
                                                              36,672,033
                                                            ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                  Security Description               Shares     (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical Labs & Testing Services -- 0.1%
        Laboratory Corp. of America Holdings+......    50,100 $  3,547,080
        Quest Diagnostics, Inc.....................    64,700    3,440,099
                                                              ------------
                                                                 6,987,179
                                                              ------------
      Medical Products -- 2.2%
        Baxter International, Inc..................   260,900   11,672,666
        Becton, Dickinson & Co.....................    97,800    7,014,216
        Biomet, Inc................................    97,900    3,701,599
        Johnson & Johnson.......................... 1,169,900   77,108,109
        Stryker Corp...............................   118,700    6,155,782
        Zimmer Holdings, Inc.#+....................    97,100    7,084,416
                                                              ------------
                                                               112,736,788
                                                              ------------
      Medical - Biomedical/Gene -- 1.2%
        Amgen, Inc.+...............................   468,200   33,242,200
        Biogen Idec, Inc.+.........................   137,400    7,180,524
        Celgene Corp.+.............................   148,300    8,264,759
        Genzyme Corp.+.............................   104,600    6,736,240
        MedImmune, Inc.#+..........................    95,800    3,131,702
        Millipore Corp.#+..........................    21,300    1,457,133
                                                              ------------
                                                                60,012,558
                                                              ------------
      Medical - Drugs -- 4.7%
        Abbott Laboratories........................   611,000   28,509,260
        Allergan, Inc..............................    60,300    7,029,774
        Bristol - Myers Squibb Co..................   786,600   19,531,278
        Eli Lilly & Co.............................   393,400   21,082,306
        Forest Laboratories, Inc.+.................   127,100    6,189,770
        King Pharmaceuticals, Inc.+................    97,200    1,606,716
        Merck & Co., Inc...........................   870,400   38,741,504
        Pfizer, Inc................................ 2,916,400   80,171,836
        Schering - Plough Corp.....................   592,500   13,040,925
        Wyeth......................................   538,300   25,989,124
                                                              ------------
                                                               241,892,493
                                                              ------------
      Medical - Generic Drugs -- 0.1%
        Barr Pharmaceuticals, Inc.+................    42,500    2,170,900
        Mylan Laboratories, Inc....................    84,400    1,712,476
        Watson Pharmaceuticals, Inc.+..............    40,900    1,049,903
                                                              ------------
                                                                 4,933,279
                                                              ------------
      Medical - HMO -- 1.2%
        Aetna, Inc.................................   219,000    9,046,890
        Coventry Health Care, Inc.+................    63,600    3,061,068
        Humana, Inc.+..............................    66,000    3,570,600
        UnitedHealth Group, Inc....................   538,800   26,444,304
        WellPoint, Inc.+...........................   247,900   18,758,593
                                                              ------------
                                                                60,881,455
                                                              ------------
      Medical - Hospitals -- 0.1%
        Health Management Assoc., Inc., Class A#...    96,100    1,970,050
        Tenet Healthcare Corp.#+...................   188,500    1,336,465
                                                              ------------
                                                                 3,306,515
                                                              ------------
      Medical - Nursing Homes -- 0.0%
        Manor Care, Inc.#..........................    29,500    1,401,840
                                                              ------------
      Medical - Wholesale Drug Distribution -- 0.3%
        AmerisourceBergen Corp.....................    80,600    3,706,794
        Cardinal Health, Inc.......................   162,200   10,481,364
                                                              ------------
                                                                14,188,158
                                                              ------------
      Metal - Aluminum -- 0.2%
        Alcoa, Inc.................................   346,800   10,809,756
                                                              ------------
      Metal - Copper -- 0.2%
        Phelps Dodge Corp..........................    81,600   10,036,800
                                                              ------------

                                                                   Value
                 Security Description                  Shares     (Note 3)

   Metal - Diversified -- 0.1%
     Freeport - McMoRan Copper & Gold, Inc. Class B#.    78,600 $  4,941,582
                                                                ------------
   Mining -- 0.2%
     Newmont Mining Corp.............................   179,800    8,434,418
                                                                ------------
   Motorcycle/Motor Scooter -- 0.2%
     Harley - Davidson, Inc.#........................   104,900    7,738,473
                                                                ------------
   Multimedia -- 2.0%
     E.W. Scripps Co., Class A#......................    33,400    1,631,924
     Meredith Corp...................................    15,500      838,550
     News Corp., Class A.............................   934,600   19,252,760
     The McGraw - Hill Cos., Inc.....................   140,700    9,377,655
     Time Warner, Inc................................ 1,626,700   32,761,738
     Viacom, Inc., Class B+..........................   283,800   10,645,338
     Walt Disney Co.+................................   836,000   27,629,800
                                                                ------------
                                                                 102,137,765
                                                                ------------
   Networking Products -- 1.4%
     Cisco Systems, Inc.+............................ 2,441,700   65,632,896
     Juniper Networks, Inc.+.........................   226,300    4,817,927
                                                                ------------
                                                                  70,450,823
                                                                ------------
   Non - Hazardous Waste Disposal -- 0.2%
     Allied Waste Industries, Inc.+..................   101,500    1,287,020
     Waste Management, Inc...........................   216,200    7,915,082
                                                                ------------
                                                                   9,202,102
                                                                ------------
   Office Automation & Equipment -- 0.2%
     Pitney Bowes, Inc.#.............................    88,600    4,083,574
     Xerox Corp.+....................................   391,200    6,454,800
                                                                ------------
                                                                  10,538,374
                                                                ------------
   Office Supplies & Forms -- 0.1%
     Avery Dennison Corp.............................    37,700    2,543,619
                                                                ------------
   Oil & Gas Drilling -- 0.4%
     Nabors Industries, Ltd.+........................   126,400    4,267,264
     Noble Corp......................................    54,900    4,241,025
     Rowan Cos., Inc.................................    44,200    1,592,084
     Transocean, Inc.+...............................   116,900    9,112,355
                                                                ------------
                                                                  19,212,728
                                                                ------------
   Oil Companies - Exploration & Production -- 1.1%
     Anadarko Petroleum Corp.........................   183,800    9,072,368
     Apache Corp.....................................   131,700    9,209,781
     Chesapeake Energy Corp.#........................   151,300    5,148,739
     Devon Energy Corp...............................   176,500   12,949,805
     EOG Resources, Inc..............................    97,000    6,841,410
     Murphy Oil Corp.................................    74,800    4,060,144
     XTO Energy, Inc.................................   146,300    7,402,780
                                                                ------------
                                                                  54,685,027
                                                                ------------
   Oil Companies - Integrated -- 6.4%
     Chevron Corp....................................   879,200   63,583,744
     ConocoPhillips..................................   659,100   44,357,430
     Exxon Mobil Corp................................ 2,377,900  182,646,499
     Hess Corp.#.....................................    96,500    4,851,055
     Marathon Oil Corp...............................   143,300   13,524,654
     Occidental Petroleum Corp.......................   344,600   17,347,164
                                                                ------------
                                                                 326,310,546
                                                                ------------
   Oil Field Machinery & Equipment -- 0.1%
     National - Oilwell Varco, Inc.+.................    70,100    4,662,351
                                                                ------------
   Oil Refining & Marketing -- 0.3%
     Sunoco, Inc.....................................    48,700    3,319,392
     Valero Energy Corp..............................   245,200   13,503,164
                                                                ------------
                                                                  16,822,556
                                                                ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                   Security Description                    Shares   (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Oil - Field Services -- 1.4%
   Baker Hughes, Inc...................................... 131,600 $ 9,663,388
   BJ Services Co......................................... 119,600   4,038,892
   Halliburton Co......................................... 412,400  13,914,376
   Schlumberger, Ltd...................................... 473,600  32,432,128
   Smith International, Inc...............................  80,200   3,397,272
   Weatherford International, Ltd.+....................... 138,400   6,215,544
                                                                   -----------
                                                                    69,661,600
                                                                   -----------
 Optical Supplies -- 0.0%
   Bausch & Lomb, Inc.#...................................  21,500   1,041,030
                                                                   -----------
 Paper & Related Products -- 0.2%
   International Paper Co................................. 181,800   6,017,580
   MeadWestvaco Corp.#....................................  72,500   2,138,750
   Temple - Inland, Inc...................................  43,500   1,700,850
                                                                   -----------
                                                                     9,857,180
                                                                   -----------
 Pharmacy Services -- 0.3%
   Caremark Rx, Inc....................................... 170,700   8,074,110
   Express Scripts, Inc.+.................................  55,100   3,757,820
   Medco Health Solutions, Inc.+.......................... 117,500   5,899,675
                                                                   -----------
                                                                    17,731,605
                                                                   -----------
 Photo Equipment & Supplies -- 0.1%
   Eastman Kodak Co.#..................................... 114,900   2,989,698
                                                                   -----------
 Pipelines -- 0.4%
   Dynegy, Inc., Class A+................................. 151,300   1,027,327
   El Paso Corp.#......................................... 278,300   4,063,180
   Kinder Morgan, Inc.....................................  42,900   4,502,355
   Questar Corp...........................................  34,300   2,958,718
   Williams Cos., Inc..................................... 238,300   6,615,208
                                                                   -----------
                                                                    19,166,788
                                                                   -----------
 Power Converter/Supply Equipment -- 0.0%
   American Power Conversion Corp.........................  67,800   2,057,730
                                                                   -----------
 Printing - Commercial -- 0.1%
   R. R. Donnelley & Sons Co..............................  86,500   3,050,855
                                                                   -----------
 Publishing - Newspapers -- 0.2%
   Dow Jones & Co., Inc.#.................................  26,000     938,340
   Gannett Co., Inc.......................................  94,600   5,630,592
   New York Times Co., Class A#...........................  57,800   1,395,292
   Tribune Co.#...........................................  76,200   2,423,160
                                                                   -----------
                                                                    10,387,384
                                                                   -----------
 Real Estate Investment Trusts -- 1.1%
   Apartment Investment & Management Co., Class A Class A.  38,900   2,242,196
   Archstone - Smith Trust................................  85,700   5,140,286
   Boston Properties, Inc.#...............................  45,700   5,349,185
   Equity Office Properties Trust......................... 140,000   6,748,000
   Equity Residential..................................... 116,300   6,194,138
   Kimco Realty Corp......................................  86,600   4,016,508
   ProLogis...............................................  98,000   6,386,660
   Public Storage, Inc....................................  48,500   4,669,580
   Simon Property Group, Inc..............................  88,400   9,015,032
   Vornado Realty Trust#..................................  48,700   6,141,557
                                                                   -----------
                                                                    55,903,142
                                                                   -----------
 Real Estate Management/Services -- 0.1%
   CB Richard Ellis Group, Inc., Class A+.................  73,400   2,417,062
   Realogy Corp.+.........................................  85,400   2,228,086
                                                                   -----------
                                                                     4,645,148
                                                                   -----------
 Retail - Apparel/Shoe -- 0.3%
   Gap, Inc............................................... 215,400   4,032,288
   Limited Brands, Inc.................................... 135,900   4,306,671
   Nordstrom, Inc.........................................  91,400   4,480,428
                                                                   -----------
                                                                    12,819,387
                                                                   -----------

                                                             Value
                   Security Description            Shares   (Note 3)

         Retail - Auto Parts -- 0.0%
           AutoZone, Inc.+........................  21,100 $ 2,397,171
                                                           -----------
         Retail - Automobile -- 0.0%
           AutoNation, Inc.+......................  61,300   1,263,393
                                                           -----------
         Retail - Bedding -- 0.1%
           Bed Bath & Beyond, Inc.+............... 112,900   4,374,875
                                                           -----------
         Retail - Building Products -- 1.0%
           Home Depot, Inc........................ 825,500  31,344,235
           Lowe's Cos., Inc....................... 611,100  18,430,776
                                                           -----------
                                                            49,775,011
                                                           -----------
         Retail - Consumer Electronics -- 0.2%
           Best Buy Co., Inc...................... 162,600   8,938,122
           Circuit City Stores, Inc...............  56,400   1,407,744
           RadioShack Corp.#......................  54,300     951,879
                                                           -----------
                                                            11,297,745
                                                           -----------
         Retail - Discount -- 1.7%
           Big Lots, Inc.#+.......................  43,600     972,716
           Costco Wholesale Corp.................. 187,100   9,777,846
           Dollar General Corp.................... 124,800   1,939,392
           Family Dollar Stores, Inc..............  60,700   1,692,923
           Target Corp............................ 343,500  19,953,915
           TJX Cos., Inc.......................... 179,800   4,930,116
           Wal - Mart Stores, Inc................. 983,900  45,357,790
                                                           -----------
                                                            84,624,698
                                                           -----------
         Retail - Drug Store -- 0.5%
           CVS Corp.#............................. 328,500   9,450,945
           Walgreen Co............................ 403,200  16,325,568
                                                           -----------
                                                            25,776,513
                                                           -----------
         Retail - Jewelry -- 0.0%
           Tiffany & Co.#.........................  55,300   2,125,179
                                                           -----------
         Retail - Major Department Stores -- 0.2%
           J.C. Penny Co., Inc....................  89,700   6,937,398
           Sears Holdings Corp.+..................  33,300   5,708,286
                                                           -----------
                                                            12,645,684
                                                           -----------
         Retail - Office Supplies -- 0.3%
           Office Depot, Inc.+.................... 113,300   4,289,538
           OfficeMax, Inc.........................  29,700   1,397,979
           Staples, Inc........................... 290,600   7,401,582
                                                           -----------
                                                            13,089,099
                                                           -----------
         Retail - Regional Deptment Stores -- 0.4%
           Dillard's, Inc., Class A#..............  24,200     860,794
           Federated Department Stores, Inc....... 217,400   9,150,366
           Kohl's Corp.+.......................... 130,900   9,110,640
                                                           -----------
                                                            19,121,800
                                                           -----------
         Retail - Restaurants -- 0.8%
           Darden Restaurants, Inc................  58,400   2,344,760
           McDonald's Corp........................ 490,500  20,586,285
           Starbucks Corp.+....................... 302,400  10,671,696
           Wendy's International, Inc.............  38,100   1,240,917
           Yum! Brands, Inc....................... 108,300   6,626,877
                                                           -----------
                                                            41,470,535
                                                           -----------
         Rubber - Tires -- 0.0%
           Goodyear Tire & Rubber Co.#+...........  70,900   1,194,665
                                                           -----------
         Savings & Loans/Thrifts -- 0.4%
           Sovereign Bancorp, Inc.#............... 143,500   3,584,630
           Washington Mutual, Inc................. 385,400  16,834,272
                                                           -----------
                                                            20,418,902
                                                           -----------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                  Security Description                   Shares     (Note 3)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  School -- 0.0%
    Apollo Group, Inc., Class A#+......................    55,900 $  2,168,361
                                                                  ------------
  Semiconductor Equipment -- 0.3%
    Applied Materials, Inc.............................   555,500    9,987,890
    KLA-Tencor Corp.#..................................    79,600    4,112,932
    Novellus Systems, Inc.#+...........................    49,300    1,539,146
    Teradyne, Inc.#+...................................    78,800    1,174,120
                                                                  ------------
                                                                    16,814,088
                                                                  ------------
  Semiconductors Components-Integrated Circuits -- 0.2%
    Analog Devices, Inc................................   141,100    4,588,572
    Linear Technology Corp.#...........................   120,500    3,872,870
    Maxim Integrated Products, Inc.....................   128,200    4,035,736
                                                                  ------------
                                                                    12,497,178
                                                                  ------------
  Steel-Producers -- 0.2%
    Nucor Corp.........................................   123,300    7,379,505
    United States Steel Corp...........................    49,200    3,679,668
                                                                  ------------
                                                                    11,059,173
                                                                  ------------
  Steel-Specialty -- 0.1%
    Allegheny Technologies, Inc.#......................    40,200    3,603,930
                                                                  ------------
  Telecom Equipment-Fiber Optics -- 0.3%
    Ciena Corp.+.......................................    33,800      849,732
    Corning, Inc.+.....................................   623,900   13,451,284
    JDS Uniphase Corp.#+...............................    84,300    1,557,864
                                                                  ------------
                                                                    15,858,880
                                                                  ------------
  Telecom Services -- 0.1%
    Embarq Corp........................................    59,600    3,066,420
                                                                  ------------
  Telecommunication Equipment -- 0.1%
    ADC Telecommunications, Inc.#+.....................    46,900      646,751
    Avaya, Inc.+.......................................   182,800    2,336,184
    Comverse Technology, Inc.+.........................    80,800    1,577,216
    Tellabs, Inc.+.....................................   179,000    1,797,160
                                                                  ------------
                                                                     6,357,311
                                                                  ------------
  Telephone-Integrated -- 3.3%
    ALLTEL Corp........................................   155,300    8,811,722
    AT&T, Inc.......................................... 1,553,600   52,682,576
    BellSouth Corp.....................................   726,300   32,385,717
    CenturyTel, Inc....................................    46,500    1,978,575
    Citizens Communications Co.#.......................   128,300    1,818,011
    Qwest Communications International, Inc.#+.........   640,200    4,923,138
    Sprint Corp........................................ 1,194,900   23,312,499
    Verizon Communications, Inc........................ 1,159,400   40,509,436
    Windstream Corp.#..................................   189,600    2,643,024
                                                                  ------------
                                                                   169,064,698
                                                                  ------------
  Television -- 0.3%
    CBS Corp., Class B.................................   312,200    9,287,950
    Univision Communications, Inc., Class A#+..........   100,300    3,569,677
                                                                  ------------
                                                                    12,857,627
                                                                  ------------
  Therapeutics -- 0.2%
    Gilead Sciences, Inc.+.............................   182,700   12,043,584
                                                                  ------------
  Tobacco -- 1.5%
    Altria Group, Inc..................................   837,300   70,509,033
    Reynolds American, Inc.#...........................    68,500    4,400,440
    UST, Inc.#.........................................    64,400    3,605,112
                                                                  ------------
                                                                    78,514,585
                                                                  ------------
  Tools-Hand Held -- 0.1%
    Black & Decker Corp................................    27,200    2,335,936

                                                             Shares/
                                                            Principal        Value
                  Security Description                       Amount         (Note 3)

----------------------------------------------------------------------------------------
Tools-Hand Held (continued)
  Snap-on, Inc...........................................       23,200   $    1,102,000
  The Stanley Works#.....................................       32,400        1,653,048
                                                                         --------------
                                                                              5,090,984
                                                                         --------------
Toys -- 0.1%
  Hasbro, Inc............................................       65,500        1,752,125
  Mattel, Inc............................................      151,200        3,318,840
                                                                         --------------
                                                                              5,070,965
                                                                         --------------
Transport-Rail -- 0.7%
  Burlington Northern Santa Fe Corp......................      144,800       10,883,168
  CSX Corp...............................................      177,400        6,361,564
  Norfolk Southern Corp..................................      165,600        8,155,800
  Union Pacific Corp.....................................      107,700        9,749,004
                                                                         --------------
                                                                             35,149,536
                                                                         --------------
Transport-Services -- 1.0%
  FedEx Corp.............................................      122,600       14,151,718
  Ryder System, Inc.#....................................       24,800        1,293,816
  United Parcel Service, Inc., Class B...................      432,400       33,692,608
                                                                         --------------
                                                                             49,138,142
                                                                         --------------
Travel Service -- 0.0%
  Sabre Holdings Corp., Class A #........................       52,700        1,445,561
                                                                         --------------
Web Portals/ISP -- 1.1%
  Google, Inc., Class A+.................................       85,300       41,363,676
  Yahoo!, Inc.+..........................................      497,200       13,419,428
                                                                         --------------
                                                                             54,783,104
                                                                         --------------
Wireless Equipment -- 0.9%
  Motorola, Inc..........................................      980,000       21,726,600
  QUALCOMM, Inc..........................................      660,800       24,178,672
                                                                         --------------
                                                                             45,905,272
                                                                         --------------
Total Long-Term Investment Securities
   (cost $3,104,210,808).................................                 5,050,081,587
                                                                         --------------
SHORT-TERM INVESTMENT SECURITIES -- 4.8%
Collective Investment Pool -- 3.8%
  Securities Lending Quality Trust(2)....................  193,986,931      193,986,931
                                                                         --------------
Commercial Paper -- 0.9%
  Rabobank USA Financial Corp.
   5.30% due 12/01/06.................................... $ 49,000,000       49,000,000
                                                                         --------------
U.S. Government Treasuries -- 0.1%
  United States Treasury Bills
   4.96% due 12/21/06@...................................       25,000           24,932
   5.09% due 12/28/06@...................................    1,170,000        1,165,564
   5.13% due 12/21/06@...................................    1,120,000        1,116,812
   5.17% due 12/21/06@...................................      760,000          757,837
                                                                         --------------
                                                                              3,065,145
                                                                         --------------
Total Short-Term Investment Securities
   (cost $246,052,076)...................................                   246,052,076
                                                                         --------------
REPURCHASE AGREEMENT -- 0.0%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.82%, dated 11/30/06, to be repurchased
   12/01/06 in the amount of $ 2,319,310 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 3.25%, due 08/15/08 and having
   an approximate value of $ 2,389,246
   (cost $2,319,000).....................................    2,319,000        2,319,000
                                                                         --------------
TOTAL INVESTMENTS
   (cost $3,352,581,884)(3)..............................        103.6%   5,298,452,663
Liabilities in Excess of Other Assets....................         (3.6)%   (186,199,597)
                                                          ------------   --------------
NET ASSETS --                                                    100.0%  $5,112,253,066
                                                          ============   ==============

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Security represents an investment in an affiliated company; see Note 4
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)See Note 6 for cost of investment on a tax basis

Open Futures Contracts
------------------------------------------------------------------------------------
                                                                        Unrealized
Number of                  Expiration    Value at      Value as of     Appreciation
Contracts   Description       Date      Trade Date  November 30, 2006 (Depreciation)
------------------------------------------------------------------------------------
177 Long  S & P 500 Index December 2006 $62,053,800    $62,078,325       $24,525
                                                                         =======

See Notes to Financial Statements

VALIC Company I VALIC Ultra Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Collective Investment Pool...................   5.5%
              Finance -- Investment Banker/Broker..........   4.2%
              Medical Products.............................   4.1%
              Retail -- Restaurants........................   3.8%
              Networking Products..........................   3.6%
              Computers....................................   3.1%
              Investment Management/Advisor Services.......   3.0%
              Casino Services..............................   2.9%
              Electronic Components -- Semiconductors......   2.8%
              Entertainment Software.......................   2.7%
              Data Processing/Management...................   2.6%
              Retail -- Discount...........................   2.6%
              Web Portals/ISP..............................   2.6%
              Medical -- HMO...............................   2.5%
              Time Deposits................................   2.5%
              Medical -- Biomedical/Gene...................   2.2%
              Oil Companies -- Integrated..................   2.2%
              Instruments -- Controls......................   2.1%
              Cosmetics & Toiletries.......................   2.0%
              Diversified Manufactured Operations..........   2.0%
              Cellular Telecom.............................   1.9%
              Retail -- Regional Department Stores.........   1.9%
              Banks -- Super Regional......................   1.8%
              Finance -- Consumer Loans....................   1.8%
              Beverages -- Non-alcoholic...................   1.7%
              Commercial Services -- Finance...............   1.7%
              Electronic Forms.............................   1.7%
              Aerospace/Defense -- Equipment...............   1.6%
              Apparel Manufacturers........................   1.6%
              Enterprise Software/Service..................   1.6%
              Motorcycle/Motor Scooter.....................   1.6%
              Transport -- Services........................   1.6%
              Retail -- Drug Store.........................   1.5%
              Semiconductor Equipment......................   1.5%
              Aerospace/Defense............................   1.4%
              Index Fund -- Large Cap......................   1.4%
              Medical -- Drugs.............................   1.4%
              Retail -- Bedding............................   1.4%
              Insurance -- Life/Health.....................   1.3%
              Pharmacy Services............................   1.3%
              Wireless Equipment...........................   1.3%
              Finance -- Other Services....................   1.2%
              Financial Guarantee Insurance................   1.2%
              Agricultural Operations......................   1.1%
              Cruise Lines.................................   1.1%
              Insurance -- Reinsurance.....................   1.1%
              Retail -- Automobile.........................   1.1%
              Airlines.....................................   1.0%
              Chemicals -- Specialty.......................   1.0%
              Oil Companies -- Exploration & Production....   0.9%
              Applications Software........................   0.8%
              E-Marketing/Info.............................   0.7%
              Metal -- Diversified.........................   0.7%
              Oil -- Field Services........................   0.7%
              Cable TV.....................................   0.6%
              E-Commerce/Services..........................   0.6%
              Electronic Measurement Instruments...........   0.6%
              Retail -- Hypermarkets.......................   0.6%
              Retail -- Pet Food & Supplies................   0.5%
                                                            -----
                                                            107.5%
                                                            =====

*  Calculated as a percentage of net assets.

VALIC Company I VALIC Ultra Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 98.0%
       Aerospace/Defense -- 1.4%
         Boeing Co................................... 175,192 $15,509,748
                                                              -----------
       Aerospace/Defense - Equipment -- 1.6%
         United Technologies Corp.................... 265,862  17,156,075
                                                              -----------
       Agricultural Operations -- 1.1%
         Monsanto Co................................. 240,299  11,551,173
                                                              -----------
       Airlines -- 1.0%
         US Airways Group, Inc....................... 198,665  11,276,225
                                                              -----------
       Apparel Manufacturer -- 1.6%
         Coach, Inc.+................................ 400,389  17,300,809
                                                              -----------
       Applications Software -- 0.8%
         Microsoft Corp.............................. 277,413   8,136,523
                                                              -----------
       Banks - Super Regional -- 1.8%
         Wells Fargo & Co............................ 552,671  19,476,126
                                                              -----------
       Beverages - Non-alcoholic -- 1.7%
         PepsiCo, Inc................................ 296,205  18,355,824
                                                              -----------
       Cable TV -- 0.6%
         Rogers Communications, Inc.................. 111,130   6,808,604
                                                              -----------
       Casino Services -- 2.9%
         International Game Technology............... 713,599  31,241,364
                                                              -----------
       Cellular Telecom -- 1.9%
         America Movil SA de CV, Series L ADR........ 454,759  20,223,133
                                                              -----------
       Chemicals - Specialty -- 1.0%
         Ecolab, Inc................................. 232,506  10,311,641
                                                              -----------
       Commercial Services - Finance -- 1.7%
         Moody's Corp................................ 264,992  18,411,644
                                                              -----------
       Computers -- 3.1%
         Apple Computer, Inc.+....................... 270,596  24,808,241
         Hewlett-Packard Co.......................... 211,214   8,334,505
                                                              -----------
                                                               33,142,746
                                                              -----------
       Cosmetics & Toiletries -- 2.0%
         Procter & Gamble Co......................... 335,589  21,071,633
                                                              -----------
       Cruise Lines -- 1.1%
         Carnival Corp.#............................. 238,376  11,678,040
                                                              -----------
       Data Processing/Management -- 2.6%
         Fiserv, Inc.+............................... 170,011   8,689,262
         Paychex, Inc................................ 488,890  19,267,155
                                                              -----------
                                                               27,956,417
                                                              -----------
       Diversified Manufactured Operations -- 2.0%
         Danaher Corp................................ 298,941  21,858,566
                                                              -----------
       E-Commerce/Services -- 0.6%
         eBay, Inc.+................................. 208,538   6,746,204
                                                              -----------
       E-Marketing/Info -- 0.7%
         Digital River, Inc.+#....................... 136,537   8,043,395
                                                              -----------
       Electronic Components - Semiconductors -- 2.8%
         Intel Corp.................................. 754,144  16,100,975
         Microchip Technology, Inc................... 412,303  14,063,655
                                                              -----------
                                                               30,164,630
                                                              -----------
       Electronic Forms -- 1.6%
         Adobe Systems, Inc.+........................ 442,207  17,745,767
                                                              -----------
       Electronic Measurement Instruments -- 0.6%
         Garmin, Ltd.#............................... 116,612   5,934,385
                                                              -----------
       Enterprise Software/Service -- 1.6%
         Oracle Corp.+............................... 913,961  17,392,678
                                                              -----------

                                                                  Value
                   Security Description                Shares    (Note 3)

     ----------------------------------------------------------------------
     Entertainment Software -- 2.7%
       Electronic Arts, Inc.+........................   512,960 $28,648,816
                                                                -----------
     Finance - Consumer Loans -- 1.8%
       SLM Corp......................................   417,099  19,119,818
                                                                -----------
     Finance - Investment Banker/Broker -- 4.2%
       Goldman Sachs Group, Inc......................    56,459  10,998,213
       Morgan Stanley................................   232,490  17,706,439
       TD Ameritrade Holding Corp.#..................   916,497  16,093,687
                                                                -----------
                                                                 44,798,339
                                                                -----------
     Finance - Other Services -- 1.2%
       Chicago Merchantile Exchange Holdings, Inc....    24,276  13,002,226
                                                                -----------
     Financial Guarantee Insurance -- 1.2%
       Ambac Financial Group, Inc....................   153,693  13,162,268
                                                                -----------
     Instruments - Controls -- 2.1%
       Thermo Fisher Scientific, Inc.+...............   520,919  22,831,880
                                                                -----------
     Insurance - Life/Health -- 1.3%
       AFLAC, Inc....................................   313,415  13,834,138
                                                                -----------
     Insurance - Reinsurance -- 1.1%
       Berkshire Hathaway, Inc., Class A+............        76   8,139,600
       Berkshire Hathaway, Inc., Class B+............     1,132   4,024,260
                                                                -----------
                                                                 12,163,860
                                                                -----------
     Investment Management/Advisor Services -- 3.0%
       Franklin Resources, Inc.......................   127,569  13,616,715
       T. Rowe Price Group, Inc......................   430,798  18,666,477
                                                                -----------
                                                                 32,283,192
                                                                -----------
     Medical Products -- 4.1%
       Baxter International, Inc.....................   347,167  15,532,252
       Stryker Corp..................................   363,471  18,849,606
       Varian Medical Systems, Inc.+.................   186,673   9,188,045
                                                                -----------
                                                                 43,569,903
                                                                -----------
     Medical - Biomedical/Gene -- 2.2%
       Amgen, Inc.+..................................   224,801  15,960,871
       Genentech, Inc.+..............................    95,717   7,824,865
                                                                -----------
                                                                 23,785,736
                                                                -----------
     Medical - Drugs -- 1.4%
       Abbott Laboratories...........................   313,797  14,641,768
                                                                -----------
     Medical - HMO -- 2.5%
       UnitedHealth Group, Inc.......................   555,109  27,244,750
                                                                -----------
     Metal - Diversified -- 0.7%
       Rio Tinto PLC.................................   144,255   7,698,901
                                                                -----------
     Motorcycle/Motor Scooter -- 1.6%
       Harley-Davidson, Inc..........................   227,975  16,817,716
                                                                -----------
     Networking Products -- 3.6%
       Cisco Systems, Inc.+.......................... 1,428,602  38,400,822
                                                                -----------
     Oil Companies - Exploration & Production -- 0.9%
       EnCana Corp...................................   186,461   9,735,129
                                                                -----------
     Oil Companies - Integrated -- 2.2%
       Exxon Mobil Corp..............................   150,567  11,565,051
       Suncor Energy, Inc.#..........................   153,593  12,136,919
                                                                -----------
                                                                 23,701,970
                                                                -----------
     Oil - Field Services -- 0.7%
       Schlumberger, Ltd.............................   105,192   7,203,548
                                                                -----------
     Pharmacy Services -- 1.3%
       Express Scripts, Inc.+........................   203,571  13,883,542
                                                                -----------

VALIC Company I VALIC Ultra Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                  Security Description              Shares    (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Retail - Automobile -- 1.1%
         CarMax, Inc.+............................   250,406 $11,553,733
                                                             -----------
       Retail - Bedding -- 1.4%
         Bed Bath & Beyond, Inc.+.................   398,615  15,446,331
                                                             -----------
       Retail - Discount -- 2.6%
         Costco Wholesale Corp....................   192,171  10,042,857
         Target Corp..............................   304,213  17,671,733
                                                             -----------
                                                              27,714,590
                                                             -----------
       Retail - Drug Store -- 1.5%
         Walgreen Co..............................   394,352  15,967,312
                                                             -----------
       Retail - Hypermarkets -- 0.6%
         Wal - Mart de Mexico SA de CV, Series V+. 1,607,655   6,015,753
                                                             -----------
       Retail - Pet Food & Supplies -- 0.5%
         PETsMART, Inc............................   187,779   5,554,503
                                                             -----------
       Retail - Regional Department Stores -- 1.9%
         Kohl's Corp.+............................   297,341  20,694,933
                                                             -----------
       Retail - Restaurants -- 3.8%
         Chipotle Mexican Grill, Inc., Class A#...    32,519   1,884,476
         McDonald's Corp..........................   273,888  11,495,079
         Starbucks Corp.+.........................   424,290  14,973,194
         Yum! Brands, Inc.........................   202,382  12,383,755
                                                             -----------
                                                              40,736,504
                                                             -----------
       Semiconductor Equipment -- 1.5%
         ASML Holding NV (Amsterdam)+.............   416,158  10,339,370
         ASML Holding NV+#........................   222,154   5,531,635
                                                             -----------
                                                              15,871,005
                                                             -----------
       Transport - Services -- 1.6%
         C.H. Robinson Worldwide, Inc.............    80,829   3,556,476
         FedEx Corp...............................   118,194  13,643,133
                                                             -----------
                                                              17,199,609
                                                             -----------
       Web Portals/ISP -- 2.6%
         Google, Inc., Class A+...................    56,931  27,606,980
                                                             -----------

                                                           Shares/
                                                          Principal       Value
                 Security Description                      Amount        (Note 3)

-------------------------------------------------------------------------------------
Wireless Equipment -- 1.3%
  QUALCOMM, Inc........................................     372,448   $   13,627,872
                                                                      --------------
Total Common Stock
   (cost $971,186,657).................................                1,052,010,797
                                                                      --------------
EXCHANGE TRADED FUNDS -- 1.4%
Index Fund - Large Cap -- 1.4%
  iShares FTSE/ Xinhau China 25 Index Fund#............      72,949        6,948,392
  SPDR Trust, Series 1#................................      60,856        8,552,094
                                                                      --------------
Total Exchange Traded Funds
   (cost $13,898,687)..................................                   15,500,486
                                                                      --------------
Total Long-Term Investment Securities
   (cost $985,085,344).................................                1,067,511,283
                                                                      --------------
SHORT-TERM INVESTMENT SECURITIES -- 8.1%
Collective Investment Pool -- 5.5%
  Securities Lending Quality Trust(1)..................  59,141,170       59,141,170
                                                                      --------------
Time Deposit -- 2.6%
  Euro Time Deposit with State Street Bank & Trust Co.
   4.05% due 12/01/06.................................. $27,390,000       27,390,000
                                                                      --------------
Total Short-Term Investment Securities
   (cost $86,531,170)..................................                   86,531,170
                                                                      --------------
TOTAL INVESTMENTS
   (cost $1,071,616,514)(2)............................       107.5%   1,154,042,453
Liabilities in excess of other assets..................        (7.5)%    (80,257,929)
                                                        -----------   --------------
NET ASSETS --                                                 100.0%  $1,073,784,524
                                                        ===========   ==============

--------
ADR American Depository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3).
(1)The security purchased with the cash collateral received from securities loaned (See Note 3).
(2)See Note 6 for cost of investments on a tax basis.

              Open Forward Currency Contracts
              ------------------------------------------------------------------
                                                                      Gross
               Contract to            In Exchange        Delivery   Unrealized
                 Deliver                  For              Date    Appreciation
              ------------------------------------------------------------------
              CAD 3,861,767          USD 3,418,764       12/29/06    $ 34,363
                                                                     ========
              ------------------------------------------------------------------
                                                                      Gross
               Contract to            In Exchange        Delivery   Unrealized
                 Deliver                  For              Date   (Depreciation)
              ------------------------------------------------------------------
              EUR 3,842,662          USD 5,061,919       12/29/06    $(34,212)
              GBP 1,938,787          USD 3,777,610       12/29/06     (34,200)
              MXN 32,273,674         USD 2,913,838       12/29/06     (20,589)
                                                                     --------
                                                                     $(89,001)
                                                                     --------
              Net Unrealized Appreciation (Depreciation)             $(54,638)
                                                                     ========

--------

Currency Legend

CAD--Canada Dollar
EUR--Euro Dollar
GBP--British Pound
MXN--Mexican Peso
USD--United States Dollar

See Notes to Financial Statements

VALIC Company I Value Fund
PORTFOLIO PROFILE -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

              Banks -- Super Regional......................  8.0%
              Oil Companies -- Integrated..................  7.3%
              Finance -- Investment Banker/Broker..........  7.1%
              Broadcast Services/Program...................  6.3%
              Diversified Manufactured Operations..........  5.5%
              Electronic Components -- Semiconductors......  5.0%
              Insurance -- Reinsurance.....................  5.0%
              Tobacco......................................  5.0%
              Medical -- Drugs.............................  4.1%
              Electric -- Integrated.......................  3.8%
              Aerospace/Defense -- Equipment...............  3.6%
              Telecom Equipment -- Fiber Optics............  3.1%
              Food -- Misc.................................  2.8%
              Finance -- Credit Card.......................  2.6%
              Finance -- Mortgage Loan/Banker..............  2.5%
              Telephone -- Integrated......................  2.5%
              Aerospace/Defense............................  2.3%
              Medical -- HMO...............................  1.9%
              Entertainment Software.......................  1.8%
              Retail -- Consumer Electronics...............  1.7%
              Multimedia...................................  1.5%
              Retail -- Drug Store.........................  1.5%
              Electric -- Generation.......................  1.4%
              Building Products -- Cement..................  1.1%
              Electronic Design Automation.................  1.1%
              Enterprise Software/Service..................  1.1%
              Gas -- Distribution..........................  1.1%
              Insurance -- Life/Health.....................  1.1%
              Oil -- Field Services........................  1.1%
              Pharmacy Services............................  1.0%
              Building & Construction Products -- Misc.....  0.8%
              Computers -- Memory Devices..................  0.6%
              Finance -- Consumer Loans....................  0.5%
              Independent Power Producers..................  0.5%
              Auto -- Heavy Duty Trucks....................  0.4%
              Retail -- Office Supplies....................  0.4%
              Repurchase Agreements........................  0.3%
                                                            ----
                                                            97.4%
                                                            ====

*  Calculated as a percentage of Net Assets.

VALIC Company I Value Fund
PORTFOLIO OF INVESTMENTS -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------



                                                                 Value
                    Security Description               Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 97.1%
      Aerospace/Defense -- 2.3%
        Rockwell Collins, Inc.........................  29,060 $1,753,190
        Spirit Aerosystems Holdings, Inc..............   7,240    211,046
                                                               ----------
                                                                1,964,236
                                                               ----------
      Aerospace/Defense - Equipment -- 3.6%
        United Technologies Corp......................  46,880  3,025,166
                                                               ----------
      Auto - Heavy Duty Trucks -- 0.4%
        Navistar International Corp.+.................  11,600    371,084
                                                               ----------
      Banks - Super Regional -- 8.0%
        Bank of America Corp..........................  61,510  3,312,314
        Wachovia Corp.................................  63,160  3,422,640
                                                               ----------
                                                                6,734,954
                                                               ----------
      Broadcast Services/Program -- 6.3%
        Liberty Global, Inc., Class A+................  47,374  1,277,677
        Liberty Global, Inc., Class C................. 153,639  4,019,196
                                                               ----------
                                                                5,296,873
                                                               ----------
      Building & Construction Products - Misc. -- 0.8%
        Vulcan Materials Co...........................   7,680    681,370
                                                               ----------
      Building Products - Cement -- 1.1%
        Martin Marietta Materials, Inc................   9,200    913,652
                                                               ----------
      Computers - Memory Devices -- 0.6%
        Hutchinson Technology, Inc.+..................  22,430    534,507
                                                               ----------
      Diversified Manufactured Operations -- 5.5%
        Siemens AG ADR................................  49,040  4,680,868
                                                               ----------
      Electric - Generation -- 1.4%
        The AES Corp.+................................  51,710  1,208,463
                                                               ----------
      Electric - Integrated -- 3.8%
        CMS Energy Corp.+.............................  56,760    920,080
        Entergy Corp..................................   4,920    449,294
        Exelon Corp...................................  14,600    886,658
        PG&E Corp.....................................  20,030    919,978
                                                               ----------
                                                                3,176,010
                                                               ----------
      Electronic Components - Semiconductors -- 5.0%
        Texas Instruments, Inc........................ 142,840  4,220,922
                                                               ----------
      Electronic Design Automation -- 1.1%
        Synopsys, Inc.+...............................  37,140    948,927
                                                               ----------
      Enterprise Software/Service -- 1.1%
        Novell, Inc.+................................. 149,730    940,304
                                                               ----------
      Entertainment Software -- 1.8%
        Take-Two Interactive Software, Inc.+..........  89,660  1,556,498
                                                               ----------
      Finance - Consumer Loans -- 0.5%
        SLM Corp......................................   9,600    440,064
                                                               ----------
      Finance - Credit Card -- 2.6%
        Capital One Financial Corp....................  27,690  2,156,497
                                                               ----------
      Finance - Investment Banker/Broker -- 7.1%
        E*TRADE Financial Corp.+......................  80,390  1,934,987
        UBS AG........................................  67,470  4,063,044
                                                               ----------
                                                                5,998,031
                                                               ----------
      Finance - Mortgage Loan/Banker -- 2.5%
        Countrywide Financial Corp....................  22,340    887,345
        Freddie Mac...................................  17,970  1,206,865
                                                               ----------
                                                                2,094,210
                                                               ----------
      Food - Misc. -- 2.8%
        ConAgra Foods, Inc............................  91,470  2,350,779
                                                               ----------
      Gas - Distribution -- 1.1%
        Sempra Energy.................................  16,231    884,589
                                                               ----------

                                                                   Shares/
                                                                  Principal   Value
                      Security Description                         Amount    (Note 3)

---------------------------------------------------------------------------------------
Independent Power Producer -- 0.5%
  Reliant Energy, Inc.+..........................................   29,540  $   396,427
                                                                            -----------
Insurance - Life/Health -- 1.1%
  Genworth Financial, Inc., Class A..............................   28,720      942,016
                                                                            -----------
Insurance - Reinsurance -- 5.0%
  Everest Re Group, Ltd..........................................   35,110    3,455,175
  Platinum Underwriters Holdings, Ltd............................   25,470      775,052
                                                                            -----------
                                                                              4,230,227
                                                                            -----------
Medical - Drugs -- 4.1%
  Abbott Laboratories............................................   18,000      839,880
  Pfizer, Inc....................................................   48,620    1,336,564
  Sanofi-Aventis ADR.............................................   29,790    1,311,058
                                                                            -----------
                                                                              3,487,502
                                                                            -----------
Medical - HMO -- 1.9%
  WellPoint, Inc.+...............................................   21,670    1,639,769
                                                                            -----------
Multimedia -- 1.5%
  News Corp., Class A............................................   59,750    1,230,850
                                                                            -----------
Oil Companies - Integrated -- 7.3%
  Exxon Mobil Corp...............................................   80,110    6,153,249
                                                                            -----------
Oil - Field Services -- 1.1%
  Schlumberger, Ltd..............................................   13,450      921,056
                                                                            -----------
Pharmacy Services -- 1.0%
  Medco Health Solutions, Inc.+..................................   16,700      838,507
                                                                            -----------
Pipelines -- 0.0%
  Dynegy, Inc., Class A+.........................................      184        1,249
                                                                            -----------
Retail - Consumer Electronics -- 1.7%
  Circuit City Stores, Inc.......................................   55,900    1,395,264
                                                                            -----------
Retail - Drug Store -- 1.5%
  Walgreen Co....................................................   32,100    1,299,729
                                                                            -----------
Retail - Office Supplies -- 0.4%
  Office Depot, Inc.+............................................    9,030      341,876
                                                                            -----------
Telecom Equipment - Fiber Optics -- 3.1%
  Corning, Inc.+.................................................  122,700    2,645,412
                                                                            -----------
Telephone - Integrated -- 2.5%
  IDT Corp., Class B+............................................   30,825      399,492
  Sprint Corp....................................................   44,040      859,220
  Verizon Communications, Inc....................................   24,800      866,512
                                                                            -----------
                                                                              2,125,224
                                                                            -----------
Tobacco -- 5.0%
  Altria Group, Inc..............................................   50,330    4,238,289
                                                                            -----------
Total Long-Term Investment Securities -- 97.1%
   (cost $74,950,743)............................................            82,064,650
                                                                            -----------
REPURCHASE AGREEMENT -- 0.3%
  Agreement with State Street Bank & Trust Co., bearing interest at 4.82%, dated 11/30/06, to be repurchased 12/01/06 in
   the amount of $255,034 and collateralized by Federal Home
   Loan Bank Notes, bearing interest at 4.38%, due 09/17/10
   and having an approximate value of $264,080
   (cost $255,000)............................................... $255,000      255,000
                                                                            -----------
TOTAL INVESTMENTS
   (cost $75,205,743)(1).........................................     97.4%  82,319,650
Other assets less liabilities....................................      2.6%   2,178,365
                                                                  --------  -----------
NET ASSETS --                                                        100.0% $84,498,015
                                                                  ========  ===========

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
ADR American Depository Receipt

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- November 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                       ASSET          BLUE CHIP      BROAD CAP       CAPITAL
                                                                     ALLOCATION        GROWTH       VALUE INCOME   CONSERVATION
                                                                        FUND            FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $  143,764,920  $   84,616,065  $   27,658,046 $  210,059,078
Long-term investment securities, at value (affiliated)*+..........              -               -               -              -
Short-term investment securities, at value (unaffiliated)*........     15,830,656       4,364,959         600,000     23,936,216
Repurchase agreements (cost equals market value)..................     10,676,000               -               -      5,388,000
                                                                   --------------  --------------  -------------- --------------
Total Investments.................................................    170,271,576      88,981,024      28,258,046    239,383,294
                                                                   --------------  --------------  -------------- --------------
Cash..............................................................          2,826               -             991            682
Foreign cash*.....................................................              -               8               -              -
Receivable for-
   Fund shares sold...............................................         85,705         132,036           9,900        343,720
   Dividends and interest.........................................        681,699         159,322          79,439      1,994,923
   Investments sold...............................................      1,638,643          84,630          56,889      7,568,997
   Options written................................................              -               -               -              -
Prepaid expenses and other assets.................................         17,133             534              29          4,917
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................              -          11,847           5,187              -
Variation margin on futures contracts.............................          4,849               -               -              -
Collateral received for securities loaned.........................              -               -               -        214,988
Unrealized appreciation on forward foreign currency contracts.....              -               -               -              -
                                                                   --------------  --------------  -------------- --------------
TOTAL ASSETS......................................................    172,702,431      89,369,401      28,410,481    249,511,521
                                                                   --------------  --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................         49,839          12,198           6,347          9,557
   Investments purchased..........................................      2,202,281         300,351          44,473      9,356,720
   Interest on securities sold short..............................          1,192               -               -          6,707
   Investment advisory and management fees........................         69,517          54,527          16,144         86,034
   Administrative service fee.....................................          9,732           4,771           1,614         12,045
   Transfer agent fees and expenses...............................            508             508             100            508
   Directors' fees and expenses...................................         53,706          11,312             951         44,572
   Other accrued expenses.........................................         83,808          28,902          25,223         43,955
Variation margin on futures contracts.............................              -               -               -              -
Collateral upon return of securities loaned.......................              -       3,370,275               -     24,151,204
Due to custodian..................................................              -               -               -              -
Due to custodian for foreign cash*................................             52               -               -              -
Securities sold short, at value#..................................        612,187               -               -      3,556,093
Call and put options written, at value@...........................              -               -               -              -
Unrealized depreciation on forward foreign currency contracts.....              -               -               -              -
                                                                   --------------  --------------  -------------- --------------
TOTAL LIABILITIES.................................................      3,082,822       3,782,844          94,852     37,267,395
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $  169,619,609  $   85,586,557  $   28,315,629 $  212,244,126
                                                                   ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $      129,464  $       88,041  $       24,851 $      212,652
Additional paid-in capital........................................    130,876,686      75,595,807      25,400,731    202,685,576
Accumulated undistributed net investment income (loss)............      5,154,019         271,687         245,297      8,206,026
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................     23,053,898      (4,150,295)         30,932     (1,551,418)
Unrealized appreciation (depreciation) on investments.............      9,780,779      13,780,961       2,613,818      2,698,391
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................        607,332               -               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................         18,134             356               -              -
Unrealized appreciation (depreciation) on securities sold short...           (703)              -               -         (7,101)
                                                                   --------------  --------------  -------------- --------------
   NET ASSETS..................................................... $  169,619,609  $   85,586,557  $   28,315,629 $  212,244,126
                                                                   ==============  ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding....................................................     12,946,360       8,804,075       2,485,087     21,265,199
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $        13.10  $         9.72  $        11.39 $         9.98
                                                                   ==============  ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $  133,984,141  $   70,835,104  $   25,044,228 $  207,360,687
                                                                   ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)................... $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
   Short-term investment securities (affiliated).................. $   15,830,656  $    4,364,959  $      600,000 $   23,936,216
                                                                   ==============  ==============  ============== ==============
   Foreign cash................................................... $          (43) $            8  $            - $            -
                                                                   ==============  ==============  ============== ==============
#Proceeds from securities sold short.............................. $      611,484  $            -  $            - $    3,548,992
                                                                   ==============  ==============  ============== ==============
@Premiums received on options written............................. $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
+Including securities on loan..................................... $            -  $    3,261,557  $            - $   23,715,078
                                                                   ==============  ==============  ============== ==============

                                                                     CORE EQUITY     CORE VALUE    FOREIGN VALUE   GLOBAL EQUITY
                                                                        FUND            FUND           FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $  447,953,204  $  235,271,960  $  708,602,620 $  417,071,336
Long-term investment securities, at value (affiliated)*+..........              -               -               -              -
Short-term investment securities, at value (unaffiliated)*........              -       2,428,000     206,478,305     57,764,348
Repurchase agreements (cost equals market value)..................      8,331,000               -               -      7,710,000
                                                                   --------------  --------------  -------------- --------------
Total Investments.................................................    456,284,204     237,699,960     915,080,925    482,545,684
                                                                   --------------  --------------  -------------- --------------
Cash..............................................................         10,777               -             452            397
Foreign cash*.....................................................              -               -       3,681,117        396,020
Receivable for-
   Fund shares sold...............................................         16,902         290,626       1,641,987        118,269
   Dividends and interest.........................................        940,386         743,114       1,026,166        798,391
   Investments sold...............................................      2,957,860       1,461,159               -     11,056,789
   Options written................................................              -               -               -              -
Prepaid expenses and other assets.................................          6,949           2,582             517         17,026
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................         19,772          20,573               -              -
Variation margin on futures contracts.............................              -               -               -          4,896
Collateral received for securities loaned.........................              -               -       1,684,017      2,216,152
Unrealized appreciation on forward foreign currency contracts.....              -               -               -      7,223,968
                                                                   --------------  --------------  -------------- --------------
TOTAL ASSETS......................................................    460,236,850     240,218,014     923,115,181    504,377,592
                                                                   --------------  --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................        471,267         160,241          22,166        293,682
   Investments purchased..........................................      1,272,454       1,088,229         819,293     11,388,137
   Interest on securities sold short..............................              -               -               -              -
   Investment advisory and management fees........................        292,361         150,267         429,539        274,232
   Administrative service fee.....................................         26,328          13,661          44,302         24,312
   Transfer agent fees and expenses...............................            687             508             100             93
   Directors' fees and expenses...................................        222,982          69,117          17,684         10,570
   Other accrued expenses.........................................         95,487          50,937         118,071         61,881
Variation margin on futures contracts.............................              -               -               -              -
Collateral upon return of securities loaned.......................              -               -     122,053,322     59,357,921
Due to custodian..................................................              -          16,588               -              -
Due to custodian for foreign cash*................................              -               -               -              -
Securities sold short, at value#..................................              -               -               -              -
Call and put options written, at value@...........................              -               -               -              -
Unrealized depreciation on forward foreign currency contracts.....              -               -               -      5,589,624
                                                                   --------------  --------------  -------------- --------------
TOTAL LIABILITIES.................................................      2,381,566       1,549,548     123,504,477     77,000,452
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $  457,855,284  $  238,668,466  $  799,610,704 $  427,377,140
                                                                   ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $      323,063  $      203,992  $      663,698 $      355,387
Additional paid-in capital........................................    550,686,936     207,706,792     720,141,890    384,183,907
Accumulated undistributed net investment income (loss)............      5,127,138       3,850,528       8,233,053      2,653,146
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................   (172,728,148)     (1,979,838)      1,184,397      1,388,229
Unrealized appreciation (depreciation) on investments.............     74,446,295      28,886,992      69,267,760     37,199,512
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................              -               -               -        (45,791)
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................              -               -         119,906      1,642,750
Unrealized appreciation (depreciation) on securities sold short...              -               -               -              -
                                                                   --------------  --------------  -------------- --------------
   NET ASSETS..................................................... $  457,855,284  $  238,668,466  $  799,610,704 $  427,377,140
                                                                   ==============  ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding....................................................     32,306,301      20,399,173      66,369,757     35,538,725
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $        14.17  $        11.70  $        12.05 $        12.03
                                                                   ==============  ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $  373,506,909  $  206,384,968  $  639,334,860 $  379,871,824
                                                                   ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)................... $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
   Short-term investment securities (affiliated).................. $    8,331,000  $    2,428,000  $  206,478,305 $   57,764,348
                                                                   ==============  ==============  ============== ==============
   Foreign cash................................................... $            -  $            -  $    3,585,220 $      389,770
                                                                   ==============  ==============  ============== ==============
#Proceeds from securities sold short.............................. $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
@Premiums received on options written............................. $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
+Including securities on loan..................................... $            -  $            -  $  116,029,533 $   56,537,432
                                                                   ==============  ==============  ============== ==============

SEE NOTES TO FINANCIAL STATEMENTS

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                       GLOBAL        GOVERNMENT       GROWTH &
                                                                      STRATEGY       SECURITIES        INCOME
                                                                        FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $  401,131,556  $  109,697,625  $  141,986,989
Long-term investment securities, at value (affiliated)*+..........              -               -               -
Short-term investment securities, at value (unaffiliated)*........     62,269,373      17,702,515       2,077,700
Repurchase agreements (cost equals market value)..................              -       2,007,000       4,697,000
                                                                   --------------  --------------  --------------
Total Investments.................................................    463,400,929     129,407,140     148,761,689
                                                                   --------------  --------------  --------------
Cash..............................................................        102,300             649             423
Foreign cash*.....................................................              -               -               -
Receivable for-
   Fund shares sold...............................................        414,452          56,053          80,535
   Dividends and interest.........................................      3,081,856       1,270,652         352,668
   Investments sold...............................................      5,770,941       3,025,297       3,332,833
   Options written................................................              -               -               -
Prepaid expenses and other assets.................................            317           3,720           2,761
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................              -               -           9,220
Variation margin on futures contracts.............................              -               -               -
Collateral received for securities loaned.........................              -         805,691               -
Unrealized appreciation on forward foreign currency contracts.....              -               -               -
                                                                   --------------  --------------  --------------
TOTAL ASSETS......................................................    472,770,795     134,569,202     152,540,129
                                                                   --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................        218,040          38,468         133,178
   Investments purchased..........................................      3,370,399       4,528,333       4,133,603
   Interest on securities sold short..............................              -           1,063               -
   Investment advisory and management fees........................        190,007          45,747          90,168
   Administrative service fee.....................................         24,557           6,405           8,416
   Transfer agent fees and expenses...............................            100             687             508
   Directors' fees and expenses...................................         10,632          54,392          59,422
   Other accrued expenses.........................................        118,247          39,102          43,971
Variation margin on futures contracts.............................              -               -               -
Collateral upon return of securities loaned.......................     34,720,641      18,508,206       2,077,700
Due to custodian..................................................              -               -               -
Due to custodian for foreign cash*................................      1,617,812               -               -
Securities sold short, at value#..................................              -         486,250               -
Call and put options written, at value@...........................              -               -               -
Unrealized depreciation on forward foreign currency contracts.....         55,967               -               -
                                                                   --------------  --------------  --------------
TOTAL LIABILITIES.................................................     40,326,402      23,708,653       6,546,966
                                                                   --------------  --------------  --------------
NET ASSETS........................................................ $  432,444,393  $  110,860,549  $  145,993,163
                                                                   ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $      360,735  $      106,906  $       90,317
Additional paid-in capital........................................    394,431,512     109,543,163     138,793,528
Accumulated undistributed net investment income (loss)............      5,411,261       4,901,919       1,750,918
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................      2,067,574      (4,624,336)     (5,814,790)
Unrealized appreciation (depreciation) on investments.............     30,151,466         934,538      11,173,190
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................              -               -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................         21,845               -               -
Unrealized appreciation (depreciation) on securities sold short...              -          (1,641)              -
                                                                   --------------  --------------  --------------
   NET ASSETS..................................................... $  432,444,393  $  110,860,549  $  145,993,163
                                                                   ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding....................................................     36,073,455      10,690,636       9,031,742
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $        11.99  $        10.37  $        16.16
                                                                   ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $  371,584,423  $  108,763,087  $  130,813,799
                                                                   ==============  ==============  ==============
   Long-term investment securities (affiliated)................... $            -  $            -  $            -
                                                                   ==============  ==============  ==============
   Short-term investment securities (affiliated).................. $   61,665,040  $   17,702,515  $    2,077,700
                                                                   ==============  ==============  ==============
   Foreign cash................................................... $   (1,606,348) $            -  $            -
                                                                   ==============  ==============  ==============
#Proceeds from securities sold short.............................. $            -  $      484,609  $            -
                                                                   ==============  ==============  ==============
@Premiums received on options written............................. $            -  $            -  $            -
                                                                   ==============  ==============  ==============
+Including securities on loan..................................... $   33,262,463  $   18,215,898  $    2,032,990
                                                                   ==============  ==============  ==============

                                                                       HEALTH         INFLATION    INTERNATIONAL   INTERNATIONAL
                                                                      SCIENCES        PROTECTED      EQUITIES       GOVERNMENT
                                                                        FUND            FUND           FUND          BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $  186,598,994  $   14,929,012  $  917,049,515 $  132,397,422
Long-term investment securities, at value (affiliated)*+..........              -               -               -              -
Short-term investment securities, at value (unaffiliated)*........        797,183       1,607,000     221,547,953              -
Repurchase agreements (cost equals market value)..................              -               -      33,714,000      2,189,000
                                                                   --------------  --------------  -------------- --------------
Total Investments.................................................    187,396,177      16,536,012   1,172,311,468    134,586,422
                                                                   --------------  --------------  -------------- --------------
Cash..............................................................        645,750             375          12,781            675
Foreign cash*.....................................................          9,336               -       4,830,072      1,267,647
Receivable for-
   Fund shares sold...............................................         83,126           8,279       1,743,958         80,694
   Dividends and interest.........................................        104,904         109,139       1,934,704      1,931,190
   Investments sold...............................................        866,917               -      24,336,564      3,843,221
   Options written................................................          6,575               -               -              -
Prepaid expenses and other assets.................................          2,440              87           8,180          3,009
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................              -           8,630               -              -
Variation margin on futures contracts.............................              -               -               -              -
Collateral received for securities loaned.........................              -               -         315,698              -
Unrealized appreciation on forward foreign currency contracts.....              -               -               -         53,327
                                                                   --------------  --------------  -------------- --------------
TOTAL ASSETS......................................................    189,115,225      16,662,522   1,205,493,425    141,766,185
                                                                   --------------  --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................         70,554             311         279,690         64,048
   Investments purchased..........................................        294,284               -      24,378,141      2,797,455
   Interest on securities sold short..............................              -               -               -              -
   Investment advisory and management fees........................        152,614           6,769         232,518         56,230
   Administrative service fee.....................................         10,683             948          53,598          7,872
   Transfer agent fees and expenses...............................            508             344           4,210            150
   Directors' fees and expenses...................................         35,529           1,260          77,087         46,110
   Other accrued expenses.........................................         44,807          31,058         311,400         67,368
Variation margin on futures contracts.............................              -               -         212,720              -
Collateral upon return of securities loaned.......................              -               -     219,741,561              -
Due to custodian..................................................              -               -               -              -
Due to custodian for foreign cash*................................              -               -               -              -
Securities sold short, at value#..................................              -               -               -              -
Call and put options written, at value@...........................      2,873,785               -               -              -
Unrealized depreciation on forward foreign currency contracts.....              -               -               -        185,667
                                                                   --------------  --------------  -------------- --------------
TOTAL LIABILITIES.................................................      3,482,764          40,690     245,290,925      3,224,900
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $  185,632,461  $   16,621,832  $  960,202,500 $  138,541,285
                                                                   ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $      159,192  $       16,496  $      893,405 $      107,264
Additional paid-in capital........................................    137,193,166      16,531,763     692,885,141    122,225,193
Accumulated undistributed net investment income (loss)............       (793,689)        565,252      20,461,714      6,295,310
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................     25,757,094        (500,376)     59,063,196      4,281,417
Unrealized appreciation (depreciation) on investments.............     22,940,271           8,697     185,039,089      5,702,722
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................        375,006               -       1,594,148              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................          1,421               -         265,807        (70,621)
Unrealized appreciation (depreciation) on securities sold short...              -               -               -              -
                                                                   --------------  --------------  -------------- --------------
   NET ASSETS..................................................... $  185,632,461  $   16,621,832  $  960,202,500 $  138,541,285
                                                                   ==============  ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding....................................................     15,919,245       1,649,630      89,340,500     10,726,442
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $        11.66  $        10.08  $        10.75 $        12.92
                                                                   ==============  ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $  163,658,723  $   14,920,315  $  732,010,426 $  126,694,700
                                                                   ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)................... $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
   Short-term investment securities (affiliated).................. $      797,183  $    1,607,000  $  221,547,953 $            -
                                                                   ==============  ==============  ============== ==============
   Foreign cash................................................... $        9,091  $            -  $    4,730,110 $    1,244,695
                                                                   ==============  ==============  ============== ==============
#Proceeds from securities sold short.............................. $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
@Premiums received on options written............................. $    3,248,791  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
+Including securities on loan..................................... $            -  $            -  $  208,964,922 $            -
                                                                   ==============  ==============  ============== ==============

                                                                    INTERNATIONAL
                                                                      GROWTH I
                                                                        FUND
----------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $  566,487,606
Long-term investment securities, at value (affiliated)*+..........              -
Short-term investment securities, at value (unaffiliated)*........     72,355,093
Repurchase agreements (cost equals market value)..................      2,994,000
                                                                   --------------
Total Investments.................................................    641,836,699
                                                                   --------------
Cash..............................................................          1,342
Foreign cash*.....................................................        896,541
Receivable for-
   Fund shares sold...............................................        813,059
   Dividends and interest.........................................        854,266
   Investments sold...............................................      2,914,533
   Options written................................................              -
Prepaid expenses and other assets.................................          4,546
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................         38,580
Variation margin on futures contracts.............................              -
Collateral received for securities loaned.........................        654,853
Unrealized appreciation on forward foreign currency contracts.....              -
                                                                   --------------
TOTAL ASSETS......................................................    648,014,419
                                                                   --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................         74,844
   Investments purchased..........................................      4,098,471
   Interest on securities sold short..............................              -
   Investment advisory and management fees........................        426,621
   Administrative service fee.....................................         32,595
   Transfer agent fees and expenses...............................            329
   Directors' fees and expenses...................................        119,572
   Other accrued expenses.........................................        249,685
Variation margin on futures contracts.............................              -
Collateral upon return of securities loaned.......................     62,924,946
Due to custodian..................................................              -
Due to custodian for foreign cash*................................              -
Securities sold short, at value#..................................              -
Call and put options written, at value@...........................              -
Unrealized depreciation on forward foreign currency contracts.....              -
                                                                   --------------
TOTAL LIABILITIES.................................................     67,927,063
                                                                   --------------
NET ASSETS........................................................ $  580,087,356
                                                                   ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $      503,975
Additional paid-in capital........................................    558,457,242
Accumulated undistributed net investment income (loss)............      7,419,283
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................    (98,624,092)
Unrealized appreciation (depreciation) on investments.............    112,277,633
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................         53,315
Unrealized appreciation (depreciation) on securities sold short...              -
                                                                   --------------
   NET ASSETS..................................................... $  580,087,356
                                                                   ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000
   Outstanding....................................................     50,397,473
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $        11.51
                                                                   ==============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $  454,209,973
                                                                   ==============
   Long-term investment securities (affiliated)................... $            -
                                                                   ==============
   Short-term investment securities (affiliated).................. $   72,355,093
                                                                   ==============
   Foreign cash................................................... $      887,559
                                                                   ==============
#Proceeds from securities sold short.............................. $            -
                                                                   ==============
@Premiums received on options written............................. $            -
                                                                   ==============
+Including securities on loan..................................... $   59,788,123
                                                                   ==============

SEE NOTES TO FINANCIAL STATEMENTS

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                                                                      MID CAP
                                                                      LARGE CAP     LARGE CAPITAL  MID CAP INDEX     STRATEGIC
                                                                      CORE FUND      GROWTH FUND       FUND         GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $   99,649,748  $  577,232,631  $2,479,436,076 $  310,056,251
Long-term investment securities, at value (affiliated)*+..........              -               -               -              -
Short-term investment securities, at value (unaffiliated)*........      5,676,350      22,682,206     680,227,364     70,708,321
Repurchase agreements (cost equals market value)..................              -       1,613,000       3,084,000              -
                                                                   --------------  --------------  -------------- --------------
Total Investments.................................................    105,326,098     601,527,837   3,162,747,440    380,764,572
                                                                   --------------  --------------  -------------- --------------
Cash..............................................................            797           1,651             803         35,688
Foreign cash*.....................................................         20,060               -               -              -
Receivable for-
   Fund shares sold...............................................        130,070          20,345       1,758,314         31,327
   Dividends and interest.........................................        171,143         568,044       2,407,233        322,498
   Investments sold...............................................      1,770,619      13,745,962      18,224,989      3,059,350
   Options written................................................              -               -               -              -
Prepaid expenses and other assets.................................            489           8,168          32,285          7,680
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................              -               -               -              -
Variation margin on futures contracts.............................              -               -         300,840              -
Collateral received for securities loaned.........................              -               -             101              -
Unrealized appreciation on forward foreign currency contracts.....              -               -               -              -
                                                                   --------------  --------------  -------------- --------------
TOTAL ASSETS......................................................    107,419,276     615,872,007   3,185,472,005    384,221,115
                                                                   --------------  --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................         89,184         368,451         351,857        162,522
   Investments purchased..........................................      1,115,332       8,984,374       5,773,146      3,893,196
   Interest on securities sold short..............................              -               -               -              -
   Investment advisory and management fees........................         58,920         309,780         573,370        179,036
   Administrative service fee.....................................          5,846          33,882         149,037         18,174
   Transfer agent fees and expenses...............................            100             322           4,242            783
   Directors' fees and expenses...................................          4,839          16,172         436,794          3,195
   Other accrued expenses.........................................         35,734          67,460         206,370         50,509
Variation margin on futures contracts.............................              -               -               -              -
Collateral upon return of securities loaned.......................      4,417,350      18,652,206     548,428,007     63,695,321
Due to custodian..................................................              -               -               -              -
Due to custodian for foreign cash*................................              -             148               -              -
Securities sold short, at value#..................................              -               -               -              -
Call and put options written, at value@...........................              -               -               -              -
Unrealized depreciation on forward foreign currency contracts.....              -               -               -              -
                                                                   --------------  --------------  -------------- --------------
TOTAL LIABILITIES.................................................      5,727,305      28,432,795     555,922,823     68,002,736
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $  101,691,971  $  587,439,212  $2,629,549,182 $  316,218,379
                                                                   ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $       92,775  $      522,833  $    1,044,111 $      259,586
Additional paid-in capital........................................     94,234,846     551,304,863   1,882,669,181    308,836,635
Accumulated undistributed net investment income (loss)............        855,274       1,184,515      28,290,433        216,729
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................       (816,594)    (17,593,190)    238,594,268    (13,030,951)
Unrealized appreciation (depreciation) on investments.............      7,324,821      52,019,944     473,127,294     19,936,380
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................              -               -       5,823,895              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................            849             247               -              -
Unrealized appreciation (depreciation) on securities sold short...              -               -               -              -
                                                                   --------------  --------------  -------------- --------------
   NET ASSETS..................................................... $  101,691,971  $  587,439,212  $2,629,549,182 $  316,218,379
                                                                   ==============  ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding....................................................      9,277,457      52,283,275     104,411,101     25,958,615
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $        10.96  $        11.24  $        25.18 $        12.18
                                                                   ==============  ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $   92,324,927  $  525,212,687  $2,006,308,782 $  290,119,871
                                                                   ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)................... $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
   Short-term investment securities (affiliated).................. $    5,676,350  $   22,682,206  $  680,227,364 $   70,708,321
                                                                   ==============  ==============  ============== ==============
   Foreign cash................................................... $       19,211  $         (148) $            - $            -
                                                                   ==============  ==============  ============== ==============
#Proceeds from securities sold short.............................. $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
@Premiums received on options written............................. $            -  $            -  $            - $            -
                                                                   ==============  ==============  ============== ==============
+Including securities on loan..................................... $    4,300,363  $   18,234,923  $  534,309,758 $   61,631,024
                                                                   ==============  ==============  ============== ==============

                                                                       MONEY                         SCIENCE &
                                                                      MARKET I     NASDAQ-100(R)     TECHNOLOGY
                                                                        FUND        INDEX FUND          FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $            - $   83,243,620  $   978,673,148
Long-term investment securities, at value (affiliated)*+..........              -              -                -
Short-term investment securities, at value (unaffiliated)*........    457,044,889     11,092,755      128,989,708
Repurchase agreements (cost equals market value)..................      9,133,000      2,233,000                -
                                                                   -------------- --------------  ---------------
Total Investments.................................................    466,177,889     96,569,375    1,107,662,856
                                                                   -------------- --------------  ---------------
Cash..............................................................            426            265              117
Foreign cash*.....................................................              -              -           92,570
Receivable for-
   Fund shares sold...............................................        526,904        157,856           96,501
   Dividends and interest.........................................      2,535,691         91,233          747,483
   Investments sold...............................................              -              -       10,777,345
   Options written................................................              -              -                -
Prepaid expenses and other assets.................................          9,885            959           47,832
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................              -              -                -
Variation margin on futures contracts.............................              -              -                -
Collateral received for securities loaned.........................              -              -                -
Unrealized appreciation on forward foreign currency contracts.....              -              -                -
                                                                   -------------- --------------  ---------------
TOTAL ASSETS......................................................    469,250,795     96,819,688    1,119,424,704
                                                                   -------------- --------------  ---------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................      1,574,172         27,183          788,971
   Investments purchased..........................................              -              -        8,492,671
   Interest on securities sold short..............................              -              -                -
   Investment advisory and management fees........................        156,705         28,471          726,496
   Administrative service fee.....................................         27,423          4,983           58,137
   Transfer agent fees and expenses...............................          5,943          2,970            3,701
   Directors' fees and expenses...................................        157,802         21,883          365,669
   Other accrued expenses.........................................         54,692         63,776           83,134
Variation margin on futures contracts.............................              -          2,322                -
Collateral upon return of securities loaned.......................              -      8,658,767       86,647,028
Due to custodian..................................................              -              -                -
Due to custodian for foreign cash*................................              -              -                -
Securities sold short, at value#..................................              -              -                -
Call and put options written, at value@...........................              -              -                -
Unrealized depreciation on forward foreign currency contracts.....              -              -                -
                                                                   -------------- --------------  ---------------
TOTAL LIABILITIES.................................................      1,976,737      8,810,355       97,165,807
                                                                   -------------- --------------  ---------------
NET ASSETS........................................................ $  467,274,058 $   88,009,333  $ 1,022,258,897
                                                                   ============== ==============  ===============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $    4,672,741 $      177,447  $       803,243
Additional paid-in capital........................................    462,601,317     72,160,080    2,541,052,172
Accumulated undistributed net investment income (loss)............              -         68,601       (2,248,549)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................              -     (6,139,714)  (1,605,531,862)
Unrealized appreciation (depreciation) on investments.............              -     21,644,969       88,183,381
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................              -         97,950                -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................              -              -              512
Unrealized appreciation (depreciation) on securities sold short...              -              -                -
                                                                   -------------- --------------  ---------------
   NET ASSETS..................................................... $  467,274,058 $   88,009,333  $ 1,022,258,897
                                                                   ============== ==============  ===============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000  1,000,000,000    1,000,000,000
   Outstanding....................................................    467,274,058     17,744,653       80,324,258
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $         1.00 $         4.96  $         12.73
                                                                   ============== ==============  ===============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $            - $   61,598,651  $   890,489,767
                                                                   ============== ==============  ===============
   Long-term investment securities (affiliated)................... $            - $            -  $             -
                                                                   ============== ==============  ===============
   Short-term investment securities (affiliated).................. $  457,044,889 $   11,092,755  $   128,989,708
                                                                   ============== ==============  ===============
   Foreign cash................................................... $            - $            -  $        92,335
                                                                   ============== ==============  ===============
#Proceeds from securities sold short.............................. $            - $            -  $             -
                                                                   ============== ==============  ===============
@Premiums received on options written............................. $            - $            -  $             -
                                                                   ============== ==============  ===============
+Including securities on loan..................................... $            - $    8,416,489  $    82,634,878
                                                                   ============== ==============  ===============

                                                                      SMALL CAP
                                                                     AGGRESSIVE
                                                                     GROWTH FUND
----------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $   49,472,803
Long-term investment securities, at value (affiliated)*+..........              -
Short-term investment securities, at value (unaffiliated)*........     13,808,969
Repurchase agreements (cost equals market value)..................              -
                                                                   --------------
Total Investments.................................................     63,281,772
                                                                   --------------
Cash..............................................................         21,909
Foreign cash*.....................................................              -
Receivable for-
   Fund shares sold...............................................         31,659
   Dividends and interest.........................................          4,977
   Investments sold...............................................        743,361
   Options written................................................              -
Prepaid expenses and other assets.................................             52
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................          4,190
Variation margin on futures contracts.............................              -
Collateral received for securities loaned.........................              -
Unrealized appreciation on forward foreign currency contracts.....              -
                                                                   --------------
TOTAL ASSETS......................................................     64,087,920
                                                                   --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................         16,980
   Investments purchased..........................................        922,630
   Interest on securities sold short..............................              -
   Investment advisory and management fees........................         34,896
   Administrative service fee.....................................          2,874
   Transfer agent fees and expenses...............................            100
   Directors' fees and expenses...................................          1,906
   Other accrued expenses.........................................         26,572
Variation margin on futures contracts.............................              -
Collateral upon return of securities loaned.......................     12,870,969
Due to custodian..................................................              -
Due to custodian for foreign cash*................................              -
Securities sold short, at value#..................................              -
Call and put options written, at value@...........................              -
Unrealized depreciation on forward foreign currency contracts.....              -
                                                                   --------------
TOTAL LIABILITIES.................................................     13,876,927
                                                                   --------------
NET ASSETS........................................................ $   50,210,993
                                                                   ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $       49,302
Additional paid-in capital........................................     51,619,149
Accumulated undistributed net investment income (loss)............       (214,481)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................     (2,646,096)
Unrealized appreciation (depreciation) on investments.............      1,403,119
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................              -
Unrealized appreciation (depreciation) on securities sold short...              -
                                                                   --------------
   NET ASSETS..................................................... $   50,210,993
                                                                   ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000
   Outstanding....................................................      4,930,193
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $        10.18
                                                                   ==============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $   48,069,684
                                                                   ==============
   Long-term investment securities (affiliated)................... $            -
                                                                   ==============
   Short-term investment securities (affiliated).................. $   13,808,969
                                                                   ==============
   Foreign cash................................................... $            -
                                                                   ==============
#Proceeds from securities sold short.............................. $            -
                                                                   ==============
@Premiums received on options written............................. $            -
                                                                   ==============
+Including securities on loan..................................... $   12,359,581
                                                                   ==============

SEE NOTES TO FINANCIAL STATEMENTS

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                                                   SMALL CAP       SMALL CAP
                                                                     SMALL CAP      SMALL CAP    SPECIAL VALUES    STRATEGIC
                                                                       FUND         INDEX FUND        FUND        GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $  558,595,590 $1,067,637,914 $  368,454,302 $  168,572,035
Long-term investment securities, at value (affiliated)*+..........              -              -              -              -
Short-term investment securities, at value (unaffiliated)*........    152,995,257    351,232,042    105,021,054     40,215,105
Repurchase agreements (cost equals market value)..................              -      2,458,000      1,020,000              -
                                                                   -------------- -------------- -------------- --------------
Total Investments.................................................    711,590,847  1,421,327,956    474,495,356    208,787,140
                                                                   -------------- -------------- -------------- --------------
Cash..............................................................        381,279        979,742         46,020            945
Foreign cash*.....................................................              -              -              -              -
Receivable for-
   Fund shares sold...............................................         64,064      1,364,977        149,835         52,730
   Dividends and interest.........................................        375,761        844,209        455,178         27,670
   Investments sold...............................................     10,066,600        999,767      2,739,528              -
   Options written................................................              -              -              -              -
Prepaid expenses and other assets.................................          6,901          8,643         13,421            144
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................         35,673              -              -              -
Variation margin on futures contracts.............................              -        102,060              -          3,500
Collateral received for securities loaned.........................              -              -              -              -
Unrealized appreciation on forward foreign currency contracts.....              -              -              -              -
                                                                   -------------- -------------- -------------- --------------
TOTAL ASSETS......................................................    722,521,125  1,425,627,354    477,899,338    208,872,129
                                                                   -------------- -------------- -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................        725,187         69,960        174,880        115,898
   Investments purchased..........................................      7,728,663     49,731,050      1,785,450              -
   Interest on securities sold short..............................              -              -              -              -
   Investment advisory and management fees........................        404,263        267,838        230,753        121,782
   Administrative service fee.....................................         32,676         63,488         21,537          9,864
   Transfer agent fees and expenses...............................            422          3,594            100            100
   Directors' fees and expenses...................................        183,964        136,494          9,638          5,248
   Other accrued expenses.........................................        132,434        169,697         59,747         33,442
Variation margin on futures contracts.............................              -              -              -              -
Collateral upon return of securities loaned.......................    144,458,224    250,647,035     96,754,054     38,138,451
Due to custodian..................................................              -              -              -              -
Due to custodian for foreign cash*................................              -              -              -              -
Securities sold short, at value#..................................              -              -              -              -
Call and put options written, at value@...........................              -              -              -              -
Unrealized depreciation on forward foreign currency contracts.....              -              -              -              -
                                                                   -------------- -------------- -------------- --------------
TOTAL LIABILITIES.................................................    153,665,833    301,089,156     99,036,159     38,424,785
                                                                   -------------- -------------- -------------- --------------
NET ASSETS........................................................ $  568,855,292 $1,124,538,198 $  378,863,179 $  170,447,344
                                                                   ============== ============== ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $      434,793 $      595,033 $      326,197 $      160,983
Additional paid-in capital........................................    423,769,966    826,130,606    349,964,142    169,118,920
Accumulated undistributed net investment income (loss)............        183,659     11,382,407      1,768,347       (145,277)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................     64,999,216    106,131,508      1,202,265     (5,506,103)
Unrealized appreciation (depreciation) on investments.............     79,467,658    174,423,164     25,602,228      6,824,115
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................              -      5,875,480              -         (5,285)
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................              -              -              -             (9)
Unrealized appreciation (depreciation) on securities sold short...              -              -              -              -
                                                                   -------------- -------------- -------------- --------------
   NET ASSETS..................................................... $  568,855,292 $1,124,538,198 $  378,863,179 $  170,447,344
                                                                   ============== ============== ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000  1,000,000,000  1,000,000,000  1,000,000,000
   Outstanding....................................................     43,479,251     59,503,338     32,619,682     16,098,310
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $        13.08 $        18.90 $        11.61 $        10.59
                                                                   ============== ============== ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $  479,127,932 $  893,214,750 $  342,852,074 $  161,747,920
                                                                   ============== ============== ============== ==============
   Long-term investment securities (affiliated)................... $            - $            - $            - $            -
                                                                   ============== ============== ============== ==============
   Short-term investment securities (affiliated).................. $  152,995,257 $  351,232,042 $  105,021,054 $   40,215,105
                                                                   ============== ============== ============== ==============
   Foreign cash................................................... $            - $            - $            - $            -
                                                                   ============== ============== ============== ==============
#Proceeds from securities sold short.............................. $            - $            - $            - $            -
                                                                   ============== ============== ============== ==============
@Premiums received on options written............................. $            - $            - $            - $            -
                                                                   ============== ============== ============== ==============
+Including securities on loan..................................... $  139,775,355 $  242,281,680 $   93,982,772 $   36,946,908
                                                                   ============== ============== ============== ==============

                                                                      SOCIAL
                                                                     AWARENESS     STOCK INDEX     VALIC ULTRA
                                                                       FUND           FUND            FUND         VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+........ $  402,189,036 $4,976,990,979 $1,067,511,283  $   82,064,650
Long-term investment securities, at value (affiliated)*+..........              -     73,090,608              -               -
Short-term investment securities, at value (unaffiliated)*........     25,360,487    246,052,076     86,531,170
Repurchase agreements (cost equals market value)..................      2,455,000      2,319,000              -         255,000
                                                                   -------------- -------------- --------------  --------------
Total Investments.................................................    430,004,523  5,298,452,663  1,154,042,453      82,319,650
                                                                   -------------- -------------- --------------  --------------
Cash..............................................................            374            940              -             751
Foreign cash*.....................................................              -              -              -               -
Receivable for-
   Fund shares sold...............................................        286,108      1,943,552        119,579           8,336
   Dividends and interest.........................................        823,574     11,280,827      1,077,707         174,802
   Investments sold...............................................              -      4,845,545      1,108,733       5,471,794
   Options written................................................              -              -              -               -
Prepaid expenses and other assets.................................         24,062        126,088            838             822
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................              -              -              -               -
Variation margin on futures contracts.............................          8,925         33,977              -               -
Collateral received for securities loaned.........................             24              -              -               -
Unrealized appreciation on forward foreign currency contracts.....              -              -         34,363               -
                                                                   -------------- -------------- --------------  --------------
TOTAL ASSETS......................................................    431,147,590  5,316,683,592  1,156,383,673      87,976,155
                                                                   -------------- -------------- --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed...........................................        138,574      1,278,863        862,115         222,813
   Investments purchased..........................................              -      6,211,410      6,163,893       3,156,448
   Interest on securities sold short..............................              -              -              -               -
   Investment advisory and management fees........................        171,712        998,601        731,069          56,126
   Administrative service fee.....................................         24,040        293,411         62,352           5,037
   Transfer agent fees and expenses...............................            508          6,012             93             329
   Directors' fees and expenses...................................        113,587      1,228,795         31,735          11,802
   Other accrued expenses.........................................         68,782        426,503        219,156          25,585
Variation margin on futures contracts.............................              -              -              -               -
Collateral upon return of securities loaned.......................     10,533,482    193,986,931     59,141,170               -
Due to custodian..................................................              -              -     15,294,296               -
Due to custodian for foreign cash*................................              -              -          4,269               -
Securities sold short, at value#..................................              -              -              -               -
Call and put options written, at value@...........................              -              -              -               -
Unrealized depreciation on forward foreign currency contracts.....              -              -         89,001               -
                                                                   -------------- -------------- --------------  --------------
TOTAL LIABILITIES.................................................     11,050,685    204,430,526     82,599,149       3,478,140
                                                                   -------------- -------------- --------------  --------------
NET ASSETS........................................................ $  420,096,905 $5,112,253,066 $1,073,784,524  $   84,498,015
                                                                   ============== ============== ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................... $      181,721 $    1,358,038 $    1,140,240  $       62,618
Additional paid-in capital........................................    347,349,860  2,865,398,837  1,362,506,110      65,097,302
Accumulated undistributed net investment income (loss)............      5,389,954     79,994,324       (702,728)      1,422,137
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions.....................................................     28,808,068    219,606,563   (371,530,097)     10,802,051
Unrealized appreciation (depreciation) on investments.............     37,327,014  1,945,870,779     82,425,939       7,113,907
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts........................................      1,040,288         24,525              -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities......................................................              -              -        (54,940)              -
Unrealized appreciation (depreciation) on securities sold short...              -              -              -               -
                                                                   -------------- -------------- --------------  --------------
   NET ASSETS..................................................... $  420,096,905 $5,112,253,066 $1,073,784,524  $   84,498,015
                                                                   ============== ============== ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share).........................  1,000,000,000  1,000,000,000  1,000,000,000   1,000,000,000
   Outstanding....................................................     18,172,101    135,803,811    114,024,018       6,261,764
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE......................................................... $        23.12 $        37.64 $         9.42  $        13.49
                                                                   ============== ============== ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)................. $  364,862,022 $3,068,389,530 $  985,085,344  $   74,950,743
                                                                   ============== ============== ==============  ==============
   Long-term investment securities (affiliated)................... $            - $   35,821,278 $            -  $            -
                                                                   ============== ============== ==============  ==============
   Short-term investment securities (affiliated).................. $   25,360,487 $  246,052,076 $   86,531,170  $
                                                                   ============== ============== ==============  ==============
   Foreign cash................................................... $            - $            - $       (4,236) $            -
                                                                   ============== ============== ==============  ==============
#Proceeds from securities sold short.............................. $            - $            - $            -  $            -
                                                                   ============== ============== ==============  ==============
@Premiums received on options written............................. $            - $            - $            -  $            -
                                                                   ============== ============== ==============  ==============
+Including securities on loan..................................... $   10,288,349 $  188,385,736 $   57,081,215  $            -
                                                                   ============== ============== ==============  ==============

SEE NOTES TO FINANCIAL STATEMENTS

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Six Months Ended November 30, 2006
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                   BROAD
                                                                          ASSET      BLUE CHIP   CAP VALUE    CAPITAL
                                                                        ALLOCATION    GROWTH      INCOME    CONSERVATION
                                                                           FUND        FUND        FUND         FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $   987,134  $  432,130  $  325,986  $         -
Dividends (affiliated)................................................           -           -           -            -
Securities lending income.............................................       7,626       8,994           -       25,221
Interest (unaffiliated)...............................................   2,119,794      23,514       6,241    5,740,335
                                                                       -----------  ----------  ----------  -----------
   Total investment income*...........................................   3,114,554     464,638     332,227    5,765,556
                                                                       -----------  ----------  ----------  -----------
EXPENSES:
Investment advisory and management fees...............................     412,485     292,638      95,236      523,152
Administrative service fee............................................      57,748      25,606       9,524       73,241
Transfer agent fees and expenses......................................         681         681         231          681
Registration fees.....................................................       2,000       2,000           -        2,000
Custodian fees........................................................      63,327      18,759      15,282       35,235
Reports to shareholders...............................................      12,349       5,214       1,795       15,799
Audit and tax fees....................................................      13,968      13,447      13,449       15,830
Legal fees............................................................       3,118       3,511         303        3,467
Directors' fees and expenses..........................................       7,135       2,820       1,179        9,165
Interest expense......................................................         370           -           -           30
Other expenses........................................................       6,170       9,044       4,672        5,397
                                                                       -----------  ----------  ----------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................     579,351     373,720     141,671      683,997
                                                                       -----------  ----------  ----------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................           -     (14,896)    (26,029)           -
   Fees paid indirectly (Note 8)......................................        (469)       (160)          -            -
                                                                       -----------  ----------  ----------  -----------
   Net expenses.......................................................     578,882     358,664     115,642      683,997
                                                                       -----------  ----------  ----------  -----------
Net investment income (loss)..........................................   2,535,672     105,974     216,585    5,081,559
                                                                       -----------  ----------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............   1,521,712     441,935     174,000      546,916
  Net realized gain (loss) on investments (affiliated)................           -           -           -            -
  Net realized gain (loss) on securities sold short...................      (6,645)          -           -            3
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................      90,516           -           -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................           -      (3,196)     (3,179)           -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -           -           -            -
  Net increase from payment by affiliates (Note 4)....................           -           -           -            -
                                                                       -----------  ----------  ----------  -----------
Net realized gain (loss) on investments and foreign currencies........   1,605,583     438,739     170,821      546,919
                                                                       -----------  ----------  ----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................   8,735,341   6,205,752   2,587,058    5,847,804
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -           -           -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................   1,458,084           -           -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................      19,788        (138)       (749)           -
  Change in unrealized appreciation (depreciation) on securities
   sold short.........................................................        (703)          -           -       (7,101)
                                                                       -----------  ----------  ----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......  10,212,510   6,205,614   2,586,309    5,840,703
                                                                       -----------  ----------  ----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  11,818,093   6,644,353   2,757,130    6,387,622
                                                                       -----------  ----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $14,353,765  $6,750,327  $2,973,715  $11,469,181
                                                                       ===========  ==========  ==========  ===========
*Net of foreign withholding taxes on interest and dividends of........ $     1,243  $    1,978  $        -  $     4,296
                                                                       -----------  ----------  ----------  -----------


                                                                       CORE EQUITY   CORE VALUE  FOREIGN VALUE GLOBAL EQUITY
                                                                          FUND          FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $ 4,042,905  $ 2,924,764   $ 9,823,670   $ 4,072,906
Dividends (affiliated)................................................           -            -             -             -
Securities lending income.............................................           -        1,148       117,516        31,109
Interest (unaffiliated)...............................................     172,799       38,862     1,077,036        78,307
                                                                       -----------  -----------   -----------   -----------
   Total investment income*...........................................   4,215,704    2,964,774    11,018,222     4,182,322
                                                                       -----------  -----------   -----------   -----------
EXPENSES:
Investment advisory and management fees...............................   1,771,368      890,717     2,456,246     1,619,095
Administrative service fee............................................     159,478       80,974       252,026       143,355
Transfer agent fees and expenses......................................         908          681           231           346
Registration fees.....................................................       2,000        2,000             -             -
Custodian fees........................................................      35,172       36,603       181,966        70,286
Reports to shareholders...............................................      32,806       17,745        49,250        28,637
Audit and tax fees....................................................      13,447       13,447        18,282        18,282
Legal fees............................................................       4,186        2,690         4,533         2,668
Directors' fees and expenses..........................................      20,381       10,023        30,627        17,932
Interest expense......................................................         903        2,628        34,133         3,733
Other expenses........................................................      10,665        7,490         7,758         5,529
                                                                       -----------  -----------   -----------   -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................   2,051,314    1,064,998     3,035,052     1,909,863
                                                                       -----------  -----------   -----------   -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................    (114,790)    (104,875)            -             -
   Fees paid indirectly (Note 8)......................................      (8,396)           -             -       (22,986)
                                                                       -----------  -----------   -----------   -----------
   Net expenses.......................................................   1,928,128      960,123     3,035,052     1,886,877
                                                                       -----------  -----------   -----------   -----------
Net investment income (loss)..........................................   2,287,576    2,004,651     7,983,170     2,295,445
                                                                       -----------  -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............  10,416,794    2,868,306     1,071,624       125,238
  Net realized gain (loss) on investments (affiliated)................           -            -             -             -
  Net realized gain (loss) on securities sold short...................           -            -             -             -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -            -             -        34,655
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................         (54)           -        86,653     1,068,583
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -            -             -             -
  Net increase from payment by affiliates (Note 4)....................           -            -             -             -
                                                                       -----------  -----------   -----------   -----------
Net realized gain (loss) on investments and foreign currencies........  10,416,740    2,868,306     1,158,277     1,228,476
                                                                       -----------  -----------   -----------   -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................  26,129,676   22,040,919    73,635,927    41,369,232
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -            -             -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -            -             -       (45,791)
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................           -            -       119,635     1,759,014
  Change in unrealized appreciation (depreciation) on securities
   sold short.........................................................           -            -             -             -
                                                                       -----------  -----------   -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies......  26,129,676   22,040,919    73,755,562    43,082,455
                                                                       -----------  -----------   -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  36,546,416   24,909,225    74,913,839    44,310,931
                                                                       -----------  -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $38,833,992  $26,913,876   $82,897,009   $46,606,376
                                                                       ===========  ===========   ===========   ===========
*Net of foreign withholding taxes on interest and dividends of........ $    23,227  $    17,153   $   771,964   $   152,779
                                                                       -----------  -----------   -----------   -----------

SEE NOTES TO FINANCIAL STATEMENTS

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Six Months Ended November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                          GLOBAL     GOVERNMENT    GROWTH &      HEALTH
                                                                         STRATEGY    SECURITIES     INCOME      SCIENCES
                                                                           FUND         FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $ 2,980,032  $         -  $ 1,349,556  $   274,985
Dividends (affiliated)................................................           -            -            -            -
Securities lending income.............................................      38,276        5,769        2,241            -
Interest (unaffiliated)...............................................   3,623,822    2,734,433      104,634       31,638
                                                                       -----------  -----------  -----------  -----------
   Total investment income*...........................................   6,642,130    2,740,202    1,456,431      306,623
                                                                       -----------  -----------  -----------  -----------
EXPENSES:
Investment advisory and management fees...............................   1,030,597      284,039      537,129      913,538
Administrative service fee............................................     144,284       39,766       50,132       63,948
Transfer agent fees and expenses......................................         231          908          681          681
Registration fees.....................................................           -        2,000        2,000        2,000
Custodian fees........................................................     145,556       14,009       16,300       41,429
Reports to shareholders...............................................      28,685        8,776       10,864       14,139
Audit and tax fees....................................................      18,282       15,830       13,447       13,447
Legal fees............................................................       2,683        2,795        2,998        3,395
Directors' fees and expenses..........................................      17,998        5,089        6,304        7,818
Interest expense......................................................      17,623          798           86           82
Other expenses........................................................      21,195        2,407        4,865        5,615
                                                                       -----------  -----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................   1,427,134      376,417      644,806    1,066,092
                                                                       -----------  -----------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................           -            -      (36,059)           -
   Fees paid indirectly (Note 8)......................................           -            -       (4,903)      (2,570)
                                                                       -----------  -----------  -----------  -----------
   Net expenses.......................................................   1,427,134      376,417      603,844    1,063,522
                                                                       -----------  -----------  -----------  -----------
Net investment income (loss)..........................................   5,214,996    2,363,785      852,587     (756,899)
                                                                       -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............   2,234,407   (1,245,568)   5,349,806    4,112,510
  Net realized gain (loss) on investments (affiliated)................           -            -            -            -
  Net realized gain (loss) on securities sold short...................           -            -            -            -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -            -            -    2,061,932
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................    (214,796)           -            -      (20,277)
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -            -            -            -
  Net increase from payment by affiliates (Note 4)....................           -            -            -            -
                                                                       -----------  -----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies........   2,019,611   (1,245,568)   5,349,806    6,154,165
                                                                       -----------  -----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................  31,362,437    4,590,152    7,378,827   11,007,401
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -            -            -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -            -            -      443,729
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................       1,222            -            -          549
  Change in unrealized appreciation (depreciation) on securities
   sold short.........................................................           -       (1,641)           -            -
                                                                       -----------  -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......  31,363,659    4,588,511    7,378,827   11,451,679
                                                                       -----------  -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  33,383,270    3,342,943   12,728,633   17,605,844
                                                                       -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $38,598,266  $ 5,706,728  $13,581,220  $16,848,945
                                                                       ===========  ===========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of........ $   291,479  $         -  $         -  $     6,934
                                                                       -----------  -----------  -----------  -----------

                                                                       INFLATION  INTERNATIONAL INTERNATIONAL INTERNATIONAL
                                                                       PROTECTED    EQUITIES     GOVERNMENT     GROWTH I
                                                                         FUND         FUND        BOND FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $       -   $ 9,099,873   $    7,500    $ 3,594,426
Dividends (affiliated)................................................         -             -            -              -
Securities lending income.............................................         -       471,842            -        129,830
Interest (unaffiliated)...............................................   417,812       881,932    3,239,037        232,507
                                                                       ---------   -----------   ----------    -----------
   Total investment income*...........................................   417,812    10,453,647    3,246,537      3,956,763
                                                                       ---------   -----------   ----------    -----------
EXPENSES:
Investment advisory and management fees...............................    40,808     1,326,256      340,701      2,386,763
Administrative service fee............................................     5,713       301,160       47,698        181,215
Transfer agent fees and expenses......................................       454         6,131          227            454
Registration fees.....................................................     2,000         2,000        2,000          2,000
Custodian fees........................................................    17,035       451,613       50,685        227,519
Reports to shareholders...............................................     1,269        67,383       10,528         39,074
Audit and tax fees....................................................    15,830        18,282       16,351         18,282
Legal fees............................................................     1,570         8,414        2,999          4,295
Directors' fees and expenses..........................................       699        35,518        6,023         21,521
Interest expense......................................................         -             -          237          1,993
Other expenses........................................................     1,530        13,723        3,758         10,353
                                                                       ---------   -----------   ----------    -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................    86,908     2,230,480      481,207      2,893,469
                                                                       ---------   -----------   ----------    -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................   (33,858)            -            -       (278,798)
   Fees paid indirectly (Note 8)......................................         -             -            -            (38)
                                                                       ---------   -----------   ----------    -----------
   Net expenses.......................................................    53,050     2,230,480      481,207      2,614,633
                                                                       ---------   -----------   ----------    -----------
Net investment income (loss)..........................................   364,762     8,223,167    2,765,330      1,342,130
                                                                       ---------   -----------   ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............  (463,517)    8,464,416      650,833     28,717,637
  Net realized gain (loss) on investments (affiliated)................         -             -            -              -
  Net realized gain (loss) on securities sold short...................         -             -            -              -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................         -       520,453            -              -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................         -      (706,882)      97,758       (199,757)
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................         -             -      (14,424)             -
  Net increase from payment by affiliates (Note 4)....................         -             -       14,424              -
                                                                       ---------   -----------   ----------    -----------
Net realized gain (loss) on investments and foreign currencies........  (463,517)    8,277,987      748,591     28,517,880
                                                                       ---------   -----------   ----------    -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................   884,880    63,798,360    5,734,717     29,539,916
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................         -             -            -              -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................         -     3,025,715            -              -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................         -       100,826     (128,993)         3,576
  Change in unrealized appreciation (depreciation) on securities
   sold short.........................................................         -             -            -              -
                                                                       ---------   -----------   ----------    -----------
Net unrealized gain (loss) on investments and foreign currencies......   884,880    66,924,901    5,605,724     29,543,492
                                                                       ---------   -----------   ----------    -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................   421,363    75,202,888    6,354,315     58,061,372
                                                                       ---------   -----------   ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $ 786,125   $83,426,055   $9,119,645    $59,403,502
                                                                       =========   ===========   ==========    ===========
*Net of foreign withholding taxes on interest and dividends of........ $       -   $   510,207   $    5,740    $   294,306
                                                                       ---------   -----------   ----------    -----------

SEE NOTES TO FINANCIAL STATEMENTS

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Six Months Ended November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                                                                 MID CAP
                                                                        LARGE CAP  LARGE CAPITAL MID CAP INDEX  STRATEGIC
                                                                        CORE FUND   GROWTH FUND      FUND      GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $1,299,494   $ 2,869,111  $ 16,660,608  $ 1,104,362
Dividends (affiliated)................................................          -             -             -            -
Securities lending income.............................................      1,028         5,800       328,243       74,750
Interest (unaffiliated)...............................................     59,249       467,313     1,973,316      261,083
                                                                       ----------   -----------  ------------  -----------
   Total investment income*...........................................  1,359,771     3,342,224    18,962,167    1,440,195
                                                                       ----------   -----------  ------------  -----------
EXPENSES:
Investment advisory and management fees...............................    476,352     1,883,716     3,298,977    1,120,270
Administrative service fee............................................     47,635       206,031       853,522      113,895
Transfer agent fees and expenses......................................        231           569         6,101        1,030
Registration fees.....................................................          -             -         2,000            -
Custodian fees........................................................     19,534        29,645       128,355       23,982
Reports to shareholders...............................................     11,861        41,886       188,664       10,187
Audit and tax fees....................................................     13,449        13,447        13,447       31,050
Legal fees............................................................      1,183         4,140        20,328        2,466
Directors' fees and expenses..........................................      7,598        26,367       103,208        8,544
Interest expense......................................................     16,465           378             -          725
Other expenses........................................................      5,006         5,855        55,305        3,508
                                                                       ----------   -----------  ------------  -----------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly..............................................    599,314     2,212,034     4,669,907    1,315,657
                                                                       ----------   -----------  ------------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................    (20,887)            -             -            -
   Fees paid indirectly (Note 8)......................................       (359)      (21,102)            -      (12,566)
                                                                       ----------   -----------  ------------  -----------
   Net expenses.......................................................    578,068     2,190,932     4,669,907    1,303,091
                                                                       ----------   -----------  ------------  -----------
Net investment income (loss)..........................................    781,703     1,151,292    14,292,260      137,104
                                                                       ----------   -----------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............   (809,768)   (9,574,322)   79,855,850   (9,040,892)
  Net realized gain (loss) on investments (affiliated)................          -             -             -            -
  Net realized gain (loss) on securities sold short...................          -             -             -            -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................          -             -    (2,486,790)           -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................        220        23,365             -            -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................          -             -             -            -
  Net increase from payment by affiliates (Note 4)....................          -             -             -            -
                                                                       ----------   -----------  ------------  -----------
Net realized gain (loss) on investments and foreign currencies........   (809,548)   (9,550,957)   77,369,060   (9,040,892)
                                                                       ----------   -----------  ------------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................  8,556,037    51,156,803    56,934,500   17,940,204
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................          -             -             -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................          -             -     6,677,380            -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................        830        65,414             -            -
  Change in unrealized appreciation (depreciation) on securities sold
   short..............................................................          -             -             -            -
                                                                       ----------   -----------  ------------  -----------
Net unrealized gain (loss) on investments and foreign currencies......  8,556,867    51,222,217    63,611,880   17,940,204
                                                                       ----------   -----------  ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  7,747,319    41,671,260   140,980,940    8,899,312
                                                                       ----------   -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $8,529,022   $42,822,552  $155,273,200  $ 9,036,416
                                                                       ==========   ===========  ============  ===========
*Net of foreign withholding taxes on interest and dividends of........ $        -   $     1,290  $          -  $     5,051
                                                                       ----------   -----------  ------------  -----------

                                                                         MONEY                    SCIENCE &     SMALL CAP
                                                                        MARKET I   NASDAQ-100(R)  TECHNOLOGY   AGGRESSIVE
                                                                          FUND      INDEX FUND       FUND      GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $         -  $   194,488  $  2,003,361  $    21,627
Dividends (affiliated)................................................           -            -             -            -
Securities lending income.............................................           -        8,989        62,567       14,400
Interest (unaffiliated)...............................................  12,463,886       71,230       829,844       11,307
                                                                       -----------  -----------  ------------  -----------
   Total investment income*...........................................  12,463,886      274,707     2,895,772       47,334
                                                                       -----------  -----------  ------------  -----------
EXPENSES:
Investment advisory and management fees...............................     944,090      163,267     4,256,117      222,455
Administrative service fee............................................     165,216       28,572       340,181       18,320
Transfer agent fees and expenses......................................       7,979        4,348         5,027          231
Registration fees.....................................................         388        2,000         2,000            -
Custodian fees........................................................      20,984       17,076       151,080       17,808
Reports to shareholders...............................................      34,857        6,308        70,246        3,996
Audit and tax fees....................................................      12,406       13,447        13,447       13,449
Legal fees............................................................       4,089        3,607         6,108          490
Directors' fees and expenses..........................................      19,224        3,590        44,740        2,659
Interest expense......................................................           -            -         3,567        1,718
Other expenses........................................................       4,621       21,233        19,352        3,401
                                                                       -----------  -----------  ------------  -----------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly..............................................   1,213,854      263,448     4,911,865      284,527
                                                                       -----------  -----------  ------------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................           -            -             -      (22,815)
   Fees paid indirectly (Note 8)......................................           -            -      (118,765)           -
                                                                       -----------  -----------  ------------  -----------
   Net expenses.......................................................   1,213,854      263,448     4,793,100      261,712
                                                                       -----------  -----------  ------------  -----------
Net investment income (loss)..........................................  11,250,032       11,259    (1,897,328)    (214,378)
                                                                       -----------  -----------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............           -    2,536,101   (14,514,759)  (2,698,370)
  Net realized gain (loss) on investments (affiliated)................           -            -             -            -
  Net realized gain (loss) on securities sold short...................           -            -             -            -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -      (70,790)       (4,850)           -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................           -            -      (115,266)           -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -            -             -            -
  Net increase from payment by affiliates (Note 4)....................           -            -             -            -
                                                                       -----------  -----------  ------------  -----------
Net realized gain (loss) on investments and foreign currencies........           -    2,465,311   (14,634,875)  (2,698,370)
                                                                       -----------  -----------  ------------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................           -    7,574,815   113,685,041    1,993,907
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -            -             -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -      144,438        82,352            -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................           -            -          (488)           -
  Change in unrealized appreciation (depreciation) on securities sold
   short..............................................................           -            -             -            -
                                                                       -----------  -----------  ------------  -----------
Net unrealized gain (loss) on investments and foreign currencies......           -    7,719,253   113,766,905    1,993,907
                                                                       -----------  -----------  ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................           -   10,184,564    99,132,030     (704,463)
                                                                       -----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $11,250,032  $10,195,823  $ 97,234,702  $  (918,841)
                                                                       ===========  ===========  ============  ===========
*Net of foreign withholding taxes on interest and dividends of........ $         -  $     1,125  $    101,831  $         -
                                                                       -----------  -----------  ------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Six Months Ended November 30, 2006 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                                                 SMALL CAP     SMALL CAP
                                                                      SMALL CAP    SMALL CAP   SPECIAL VALUES  STRATEGIC
                                                                        FUND       INDEX FUND       FUND      GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)............................................ $ 2,666,522  $ 6,603,675   $ 3,014,230   $   666,934
Dividends (affiliated)..............................................           -            -             -             -
Securities lending income...........................................     138,815      550,743        67,668        22,377
Interest (unaffiliated).............................................     167,458    2,151,519       160,669        40,699
                                                                     -----------  -----------   -----------   -----------
   Total investment income*.........................................   2,972,795    9,305,937     3,242,567       730,010
                                                                     -----------  -----------   -----------   -----------
EXPENSES:
Investment advisory and management fees.............................   2,480,115    1,520,117     1,366,126       747,080
Administrative service fee..........................................     200,559      355,441       127,505        61,524
Transfer agent fees and expenses....................................         681        5,031           231           231
Registration fees...................................................       2,000        2,000             -             -
Custodian fees......................................................     108,796      121,473        64,118        25,089
Reports to shareholders.............................................      45,918       78,690        25,539        12,998
Audit and tax fees..................................................      13,447       13,447        13,449        13,449
Legal fees..........................................................       5,544        9,424         2,400         1,278
Directors' fees and expenses........................................      26,390       42,322        16,117         8,348
Interest expense....................................................       2,933            -           134           139
Other expenses......................................................      14,629       16,728         7,005         5,048
                                                                     -----------  -----------   -----------   -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................   2,901,012    2,164,673     1,622,624       875,184
                                                                     -----------  -----------   -----------   -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)........................................................    (179,142)           -             -             -
   Fees paid indirectly (Note 8)....................................           -            -       (20,460)            -
                                                                     -----------  -----------   -----------   -----------
   Net expenses.....................................................   2,721,870    2,164,673     1,602,164       875,184
                                                                     -----------  -----------   -----------   -----------
Net investment income (loss)........................................     250,925    7,141,264     1,640,403      (145,174)
                                                                     -----------  -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)............  23,068,197   61,790,336     2,987,800    (3,633,111)
  Net realized gain (loss) on investments (affiliated)..............           -            -             -             -
  Net realized gain (loss) on securities sold short.................           -            -             -             -
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................           -   (4,716,406)            -       287,034
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................           -            -             -           251
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4).............................           -            -             -             -
  Net increase from payment by affiliates (Note 4)..................           -            -             -             -
                                                                     -----------  -----------   -----------   -----------
Net realized gain (loss) on investments and foreign currencies......  23,068,197   57,073,930     2,987,800    (3,345,826)
                                                                     -----------  -----------   -----------   -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated).......................................  (5,335,393)  24,014,146    28,895,496     6,809,412
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).........................................           -            -             -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts..........................           -    8,825,829             -        (5,285)
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................           -            -             -            (9)
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................           -            -             -             -
                                                                     -----------  -----------   -----------   -----------
Net unrealized gain (loss) on investments and foreign
 currencies.........................................................  (5,335,393)  32,839,975    28,895,496     6,804,118
                                                                     -----------  -----------   -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................  17,732,804   89,913,905    31,883,296     3,458,292
                                                                     -----------  -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $17,983,729  $97,055,169   $33,523,699   $ 3,313,118
                                                                     ===========  ===========   ===========   ===========
*Net of foreign withholding taxes on interest and dividends of...... $     2,997  $     1,973   $       501   $       500
                                                                     -----------  -----------   -----------   -----------

                                                                       SOCIAL
                                                                      AWARENESS   STOCK INDEX   VALIC ULTRA
                                                                        FUND         FUND          FUND      VALUE FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)............................................ $ 3,404,645  $ 45,966,712 $  4,055,685  $  943,191
Dividends (affiliated)..............................................           -       345,098            -           -
Securities lending income...........................................       4,961       121,518       15,905           -
Interest (unaffiliated).............................................     392,012       990,903      355,431      86,361
                                                                     -----------  ------------ ------------  ----------
   Total investment income*.........................................   3,801,618    47,424,231    4,427,021   1,029,552
                                                                     -----------  ------------ ------------  ----------
EXPENSES:
Investment advisory and management fees.............................     987,723     5,867,963    4,526,893     531,017
Administrative service fee..........................................     138,281     1,704,966      386,721      47,655
Transfer agent fees and expenses....................................         681         8,208          346         454
Registration fees...................................................       2,000         2,000            -       2,000
Custodian fees......................................................      35,996       223,900       48,134      21,626
Reports to shareholders.............................................      29,087       368,966       80,942      17,362
Audit and tax fees..................................................      13,447        13,447       13,449      13,447
Legal fees..........................................................       3,687        37,254        8,166       4,652
Directors' fees and expenses........................................      16,547       205,555       51,256       8,535
Interest expense....................................................           -             -            -      37,358
Other expenses......................................................       8,444        99,130       10,055       4,774
                                                                     -----------  ------------ ------------  ----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly........................................   1,235,893     8,531,389    5,125,962     688,880
                                                                     -----------  ------------ ------------  ----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)........................................................           -             -            -      (3,840)
   Fees paid indirectly (Note 8)....................................     (17,508)            -            -           -
                                                                     -----------  ------------ ------------  ----------
   Net expenses.....................................................   1,218,385     8,531,389    5,125,962     685,040
                                                                     -----------  ------------ ------------  ----------
Net investment income (loss)........................................   2,583,233    38,892,842     (698,941)    344,512
                                                                     -----------  ------------ ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)............  11,608,148    81,886,508  (73,786,612)  6,484,281
  Net realized gain (loss) on investments (affiliated)..............           -     1,704,759            -           -
  Net realized gain (loss) on securities sold short.................           -             -            -           -
  Net realized gain (loss) on futures contracts and written options
   contracts........................................................    (183,919)    3,228,373            -           -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities......................................................           -             -     (155,129)          -
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4).............................           -             -            -           -
  Net increase from payment by affiliates (Note 4)..................           -             -            -           -
                                                                     -----------  ------------ ------------  ----------
Net realized gain (loss) on investments and foreign currencies......  11,424,229    86,819,640  (73,941,741)  6,484,281
                                                                     -----------  ------------ ------------  ----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated).......................................  26,215,621   385,281,902   95,364,677   2,801,520
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).........................................           -     8,342,670            -           -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts..........................   1,403,663     1,075,975            -           -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities...........................................           -             -      (53,222)          -
  Change in unrealized appreciation (depreciation) on securities
   sold short.......................................................           -             -            -           -
                                                                     -----------  ------------ ------------  ----------
Net unrealized gain (loss) on investments and foreign
 currencies.........................................................  27,619,284   394,700,547   95,311,455   2,801,520
                                                                     -----------  ------------ ------------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.........................................................  39,043,513   481,520,187   21,369,714   9,285,801
                                                                     -----------  ------------ ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $41,626,746  $520,413,029 $ 20,670,773  $9,630,313
                                                                     ===========  ============ ============  ==========
*Net of foreign withholding taxes on interest and dividends of...... $         -  $          - $     24,294  $        -
                                                                     -----------  ------------ ------------  ----------

SEE NOTES TO FINANCIAL STATEMENTS

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  ASSET ALLOCATION               BLUE CHIP
                                                                        FUND                    GROWTH FUND
                                                             --------------------------  ------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended       For the
                                                             November 30,   Year Ended   November 30,  Year Ended
                                                                 2006        May 31,         2006       May 31,
                                                             (Unaudited)       2006      (Unaudited)      2006
                                                             ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  2,535,672  $  4,619,956  $   105,974  $   199,898
 Net realized gain (loss) on investments and foreign
   currencies...............................................    1,605,583    21,477,564      438,739    1,389,101
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   10,212,510   (16,748,246)   6,205,614    1,848,961
                                                             ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................   14,353,765     9,349,274    6,750,327    3,437,960
                                                             ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -    (2,250,001)           -      (73,692)
 Net realized gain on securities............................            -   (10,287,616)           -            -
                                                             ------------  ------------  -----------  -----------
Total distributions to shareholders.........................            -   (12,537,617)           -      (73,692)
                                                             ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   (8,851,399)  (20,003,888)  13,470,074   13,363,745
                                                             ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    5,502,366   (23,192,231)  20,220,401   16,728,013
NET ASSETS:
Beginning of period.........................................  164,117,243   187,309,474   65,366,156   48,638,143
                                                             ------------  ------------  -----------  -----------
End of period+.............................................. $169,619,609  $164,117,243  $85,586,557  $65,366,156
                                                             ============  ============  ===========  ===========
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  5,154,019  $  2,618,347  $   271,687  $   165,713
                                                             ============  ============  ===========  ===========

                                                                      BROAD CAP             CAPITAL CONSERVATION
                                                                  VALUE INCOME FUND                 FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months  For the Period  Six Months
                                                                Ended      December 5,      Ended        For the
                                                             November 30,     2005*      November 30,   Year Ended
                                                                 2006        through         2006        May 31,
                                                             (Unaudited)   May 31, 2006  (Unaudited)       2006
                                                             ------------ -------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   216,585   $    33,069   $  5,081,559  $  4,899,413
 Net realized gain (loss) on investments and foreign
   currencies...............................................     170,821      (139,889)       546,919    (1,698,513)
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   2,586,309        27,509      5,840,703    (3,567,320)
                                                             -----------   -----------   ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   2,973,715       (79,311)    11,469,181      (366,420)
                                                             -----------   -----------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................           -        (4,357)             -    (2,040,002)
 Net realized gain on securities............................           -             -              -             -
                                                             -----------   -----------   ------------  ------------
Total distributions to shareholders.........................           -        (4,357)             -    (2,040,002)
                                                             -----------   -----------   ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (1,861,392)   27,286,974     (8,966,614)  125,245,381
                                                             -----------   -----------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   1,112,323    27,203,306      2,502,567   122,838,959
NET ASSETS:
Beginning of period.........................................  27,203,306             -    209,741,559    86,902,600
                                                             -----------   -----------   ------------  ------------
End of period+.............................................. $28,315,629   $27,203,306   $212,244,126  $209,741,559
                                                             ===========   ===========   ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   245,297   $    28,712   $  8,206,026  $  3,124,467
                                                             ===========   ===========   ============  ============

--------
*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------


                                                                  CORE EQUITY FUND             CORE VALUE FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended        For the
                                                             November 30,   Year Ended   November 30,   Year Ended
                                                                 2006        May 31,         2006        May 31,
                                                             (Unaudited)       2006      (Unaudited)       2006
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  2,287,576  $  5,301,510  $  2,004,651  $  3,872,290
 Net realized gain (loss) on investments and foreign
   currencies...............................................   10,416,740    10,543,637     2,868,306    19,642,496
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   26,129,676    12,838,751    22,040,919    (9,054,034)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   38,833,992    28,683,898    26,913,876    14,460,752
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -    (2,570,001)            -    (2,100,003)
 Net realized gain on securities............................            -             -             -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................            -    (2,570,001)            -    (2,100,003)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (50,748,331)  (96,963,996)  (19,473,175)  (12,484,471)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (11,914,339)  (70,850,099)    7,440,701      (123,722)
NET ASSETS:
Beginning of period.........................................  469,769,623   540,619,722   231,227,765   231,351,487
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $457,855,284  $469,769,623  $238,668,466  $231,227,765
                                                             ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  5,127,138  $  2,839,562  $  3,850,528  $  1,845,877
                                                             ============  ============  ============  ============

                                                                 FOREIGN VALUE FUND           GLOBAL EQUITY FUND
                                                             --------------------------  ---------------------------
                                                               For the                     For the
                                                              Six Months  For the Period  Six Months   For the Period
                                                                Ended      December 5,      Ended       December 5,
                                                             November 30,     2005*      November 30,      2005*
                                                                 2006        through         2006         through
                                                             (Unaudited)   May 31, 2006  (Unaudited)    May 31, 2006
                                                             ------------ -------------- ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  7,983,170  $    259,777  $  2,295,445   $    370,852
 Net realized gain (loss) on investments and foreign
   currencies...............................................    1,158,277        17,009     1,228,476        148,505
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   73,755,562    (4,367,896)   43,082,455     (4,285,984)
                                                             ------------  ------------  ------------   ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   82,897,009    (4,091,110)   46,606,376     (3,766,627)
                                                             ------------  ------------  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -          (792)            -         (1,903)
 Net realized gain on securities............................            -             -             -              -
                                                             ------------  ------------  ------------   ------------
Total distributions to shareholders.........................            -          (792)            -         (1,903)
                                                             ------------  ------------  ------------   ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   12,316,155   708,489,442   (31,504,002)   416,043,296
                                                             ------------  ------------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   95,213,164   704,397,540    15,102,374    412,274,766
NET ASSETS:
Beginning of period.........................................  704,397,540             -   412,274,766              -
                                                             ------------  ------------  ------------   ------------
End of period+.............................................. $799,610,704  $704,397,540  $427,377,140   $412,274,766
                                                             ============  ============  ============   ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  8,233,053  $    249,883  $  2,653,146   $    357,701
                                                             ============  ============  ============   ============

--------
*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------


                                                                                             GOVERNMENT SECURITIES
                                                                 GLOBAL STRATEGY FUND                FUND
                                                             ---------------------------  --------------------------
                                                               For the                      For the
                                                              Six Months   For the Period  Six Months
                                                                Ended       December 5,      Ended        For the
                                                             November 30,      2005*      November 30,   Year Ended
                                                                 2006         through         2006        May 31,
                                                             (Unaudited)    May 31, 2006  (Unaudited)       2006
                                                             ------------  -------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  5,214,996   $    182,907  $  2,363,785  $  4,662,596
 Net realized gain (loss) on investments and foreign
   currencies...............................................    2,019,611         65,853    (1,245,568)     (547,735)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   31,363,659     (1,190,348)    4,588,511    (5,360,831)
                                                             ------------   ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   38,598,266       (941,588)    5,706,728    (1,245,970)
                                                             ------------   ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -         (4,532)            -    (2,390,001)
 Net realized gain on securities............................            -              -             -             -
                                                             ------------   ------------  ------------  ------------
Total distributions to shareholders.........................            -         (4,532)            -    (2,390,001)
                                                             ------------   ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (19,473,258)   414,265,505   (10,930,052)  (15,828,672)
                                                             ------------   ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   19,125,008    413,319,385    (5,223,324)  (19,464,643)
NET ASSETS:
Beginning of period.........................................  413,319,385              -   116,083,873   135,548,516
                                                             ------------   ------------  ------------  ------------
End of period+.............................................. $432,444,393   $413,319,385  $110,860,549  $116,083,873
                                                             ============   ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  5,411,261   $    196,265  $  4,901,919  $  2,538,134
                                                             ============   ============  ============  ============

                                                                GROWTH & INCOME FUND        HEALTH SCIENCES FUND
                                                             --------------------------  --------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended        For the
                                                             November 30,   Year Ended   November 30,   Year Ended
                                                                 2006        May 31,         2006        May 31,
                                                             (Unaudited)       2006      (Unaudited)       2006
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $    852,587  $  1,631,689  $   (756,899) $ (1,324,414)
 Net realized gain (loss) on investments and foreign
   currencies...............................................    5,349,806    17,395,097     6,154,165    23,709,718
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    7,378,827   (10,859,823)   11,451,679     2,069,497
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   13,581,220     8,166,963    16,848,945    24,454,801
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -      (770,002)            -             -
 Net realized gain on securities............................            -             -             -    (7,357,513)
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................            -      (770,002)            -    (7,357,513)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (12,467,786)  (32,241,448)  (12,294,835)   13,440,213
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    1,113,434   (24,844,487)    4,554,110    30,537,501
NET ASSETS:
Beginning of period.........................................  144,879,729   169,724,216   181,078,351   150,540,850
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $145,993,163  $144,879,729  $185,632,461  $181,078,351
                                                             ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  1,750,918  $    898,331  $   (793,689) $    (36,790)
                                                             ============  ============  ============  ============

--------
*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------


                                                                INFLATION PROTECTED
                                                                       FUND
                                                             ------------------------
                                                               For the
                                                              Six Months
                                                                Ended       For the
                                                             November 30,  Year Ended
                                                                 2006       May 31,
                                                             (Unaudited)      2006
                                                             ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   364,762  $   660,988
 Net realized gain (loss) on investments and foreign
   currencies...............................................    (463,517)     (32,655)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................     884,880     (988,693)
                                                             -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................     786,125     (360,360)
                                                             -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................           -     (485,873)
 Net realized gain on securities............................           -       (8,093)
                                                             -----------  -----------
Total distributions to shareholders.........................           -     (493,966)
                                                             -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................    (180,370)   5,997,401
                                                             -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     605,755    5,143,075
NET ASSETS:
Beginning of period.........................................  16,016,077   10,873,002
                                                             -----------  -----------
End of period+.............................................. $16,621,832  $16,016,077
                                                             ===========  ===========
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   565,252  $   200,490
                                                             ===========  ===========

                                                               INTERNATIONAL EQUITIES    INTERNATIONAL GOVERNMENT
                                                                        FUND                     BOND FUND
                                                             -------------------------  --------------------------
                                                               For the                    For the
                                                              Six Months                 Six Months
                                                                Ended       For the        Ended        For the
                                                             November 30,  Year Ended   November 30,   Year Ended
                                                                 2006       May 31,         2006        May 31,
                                                             (Unaudited)      2006      (Unaudited)       2006
                                                             ------------ ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  8,223,167 $ 14,486,248  $  2,765,330  $  5,450,467
 Net realized gain (loss) on investments and foreign
   currencies...............................................    8,277,987   59,227,960       748,591     7,546,060
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   66,924,901   93,952,371     5,605,724    (9,312,595)
                                                             ------------ ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   83,426,055  167,666,579     9,119,645     3,683,932
                                                             ------------ ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -   (3,900,003)            -    (3,103,226)
 Net realized gain on securities............................            -            -             -   (10,984,141)
                                                             ------------ ------------  ------------  ------------
Total distributions to shareholders.........................            -   (3,900,003)            -   (14,087,367)
                                                             ------------ ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   55,199,329  163,865,678    (7,983,518)     (362,706)
                                                             ------------ ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  138,625,384  327,632,254     1,136,127   (10,766,141)
NET ASSETS:
Beginning of period.........................................  821,577,116  493,944,862   137,405,158   148,171,299
                                                             ------------ ------------  ------------  ------------
End of period+.............................................. $960,202,500 $821,577,116  $138,541,285  $137,405,158
                                                             ============ ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $ 20,461,714 $ 12,238,547  $  6,295,310  $  3,529,980
                                                             ============ ============  ============  ============

                                                               INTERNATIONAL GROWTH I
                                                                        FUND
                                                             -------------------------
                                                               For the
                                                              Six Months
                                                                Ended       For the
                                                             November 30,  Year Ended
                                                                 2006       May 31,
                                                             (Unaudited)      2006
                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  1,342,130 $  7,279,165
 Net realized gain (loss) on investments and foreign
   currencies...............................................   28,517,880   41,969,127
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   29,543,492   52,945,159
                                                             ------------ ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   59,403,502  102,193,451
                                                             ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -   (2,170,003)
 Net realized gain on securities............................            -            -
                                                             ------------ ------------
Total distributions to shareholders.........................            -   (2,170,003)
                                                             ------------ ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   25,502,834   20,968,274
                                                             ------------ ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   84,906,336  120,991,722
NET ASSETS:
Beginning of period.........................................  495,181,020  374,189,298
                                                             ------------ ------------
End of period+.............................................. $580,087,356 $495,181,020
                                                             ============ ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  7,419,283 $  6,077,153
                                                             ============ ============

--------
*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------


                                                                                             LARGE CAPITAL GROWTH
                                                                 LARGE CAP CORE FUND                 FUND
                                                             ---------------------------  --------------------------
                                                               For the                      For the
                                                              Six Months   For the Period  Six Months
                                                                Ended       December 5,      Ended        For the
                                                             November 30,      2005*      November 30,   Year Ended
                                                                 2006         through         2006        May 31,
                                                             (Unaudited)    May 31, 2006  (Unaudited)       2006
                                                             ------------  -------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $    781,703   $     76,224  $  1,151,292  $     40,670
 Net realized gain (loss) on investments and foreign
   currencies...............................................     (809,548)        (7,172)   (9,550,957)   (7,667,131)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    8,556,867     (1,231,197)   51,222,217       586,218
                                                             ------------   ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    8,529,022     (1,162,145)   42,822,552    (7,040,243)
                                                             ------------   ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -         (2,527)            -       (18,952)
 Net realized gain on securities............................            -              -             -             -
                                                             ------------   ------------  ------------  ------------
Total distributions to shareholders.........................            -         (2,527)            -       (18,952)
                                                             ------------   ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (82,875,231)   177,202,852   (63,682,538)  605,509,164
                                                             ------------   ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (74,346,209)   176,038,180   (20,859,986)  598,449,969
NET ASSETS:
Beginning of period.........................................  176,038,180              -   608,299,198     9,849,229
                                                             ------------   ------------  ------------  ------------
End of period+.............................................. $101,691,971   $176,038,180  $587,439,212  $608,299,198
                                                             ============   ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $    855,274   $     73,571  $  1,184,515  $     33,223
                                                             ============   ============  ============  ============

                                                                                             MID CAP STRATEGIC GROWTH
                                                                   MID CAP INDEX FUND                  FUND
                                                             -----------------------------  --------------------------
                                                                For the                       For the
                                                               Six Months                    Six Months
                                                                 Ended         For the         Ended        For the
                                                              November 30,    Year Ended    November 30,   Year Ended
                                                                  2006         May 31,          2006        May 31,
                                                              (Unaudited)        2006       (Unaudited)       2006
                                                             -------------- --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   14,292,260 $   23,858,478  $    137,104  $     79,952
 Net realized gain (loss) on investments and foreign
   currencies...............................................     77,369,060    172,806,628    (9,040,892)   (3,685,124)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................     63,611,880    100,373,874    17,940,204     1,698,655
                                                             -------------- --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    155,273,200    297,038,980     9,036,416    (1,906,517)
                                                             -------------- --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................              -    (10,080,005)            -             -
 Net realized gain on securities............................              -    (81,196,913)            -             -
                                                             -------------- --------------  ------------  ------------
Total distributions to shareholders.........................              -    (91,276,918)            -             -
                                                             -------------- --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................     75,666,221    267,513,768   (53,431,454)  352,543,726
                                                             -------------- --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    230,939,421    473,275,830   (44,395,038)  350,637,209
NET ASSETS:
Beginning of period.........................................  2,398,609,761  1,925,333,931   360,613,417     9,976,208
                                                             -------------- --------------  ------------  ------------
End of period+.............................................. $2,629,549,182 $2,398,609,761  $316,218,379  $360,613,417
                                                             ============== ==============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   28,290,433 $   13,998,173  $    216,729  $     79,625
                                                             ============== ==============  ============  ============

--------
*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------



                                                                 MONEY MARKET I FUND      NASDAQ-100(R) INDEX FUND
                                                             --------------------------  -------------------------
                                                               For the                     For the
                                                              Six Months                  Six Months
                                                                Ended        For the        Ended       For the
                                                             November 30,   Year Ended   November 30,  Year Ended
                                                                 2006        May 31,         2006       May 31,
                                                             (Unaudited)       2006      (Unaudited)      2006
                                                             ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $ 11,250,032  $ 14,525,395  $    11,259  $     62,034
 Net realized gain (loss) on investments and foreign
   currencies...............................................            -             -    2,465,311     2,129,493
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................            -             -    7,719,253       151,000
                                                             ------------  ------------  -----------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   11,250,032    14,525,395   10,195,823     2,342,527
                                                             ------------  ------------  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................  (11,250,032)  (14,525,272)           -       (23,364)
 Net realized gain on securities............................            -             -            -             -
                                                             ------------  ------------  -----------  ------------
Total distributions to shareholders.........................  (11,250,032)  (14,525,272)           -       (23,364)
                                                             ------------  ------------  -----------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   24,645,990    34,694,492   (4,705,451)  (10,320,081)
                                                             ------------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   24,645,990    34,694,615    5,490,372    (8,000,918)
NET ASSETS:
Beginning of period.........................................  442,628,068   407,933,453   82,518,961    90,519,879
                                                             ------------  ------------  -----------  ------------
End of period+.............................................. $467,274,058  $442,628,068  $88,009,333  $ 82,518,961
                                                             ============  ============  ===========  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $          -  $          -  $    68,601  $     57,342
                                                             ============  ============  ===========  ============

                                                                  SCIENCE & TECHNOLOGY           SMALL CAP AGGRESSIVE
                                                                          FUND                       GROWTH FUND
                                                             ------------------------------  ---------------------------
                                                                For the                        For the
                                                               Six Months                     Six Months   For the Period
                                                                 Ended          For the         Ended       December 5,
                                                              November 30,     Year Ended    November 30,      2005*
                                                                  2006          May 31,          2006         through
                                                              (Unaudited)         2006       (Unaudited)    May 31, 2006
                                                             --------------  --------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   (1,897,328) $   (4,554,049) $   (214,378)  $   (12,905)
 Net realized gain (loss) on investments and foreign
   currencies...............................................    (14,634,875)    169,053,609    (2,698,370)       65,076
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    113,766,905    (134,388,472)    1,993,907      (590,788)
                                                             --------------  --------------  ------------   -----------
Net increase (decrease) in net assets resulting from
 operations.................................................     97,234,702      30,111,088      (918,841)     (538,617)
                                                             --------------  --------------  ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................              -               -             -             -
 Net realized gain on securities............................              -               -             -             -
                                                             --------------  --------------  ------------   -----------
Total distributions to shareholders.........................              -               -             -             -
                                                             --------------  --------------  ------------   -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   (103,619,100)   (211,704,002)  (10,529,034)   62,197,485
                                                             --------------  --------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (6,384,398)   (181,592,914)  (11,447,875)   61,658,868
NET ASSETS:
Beginning of period.........................................  1,028,643,295   1,210,236,209    61,658,868             -
                                                             --------------  --------------  ------------   -----------
End of period+.............................................. $1,022,258,897  $1,028,643,295  $ 50,210,993   $61,658,868
                                                             ==============  ==============  ============   ===========
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   (2,248,549) $     (351,221) $   (214,481)  $      (103)
                                                             ==============  ==============  ============   ===========

--------
*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------



                                                                   SMALL CAP FUND            SMALL CAP INDEX FUND
                                                             --------------------------  ---------------------------
                                                               For the                      For the
                                                              Six Months                   Six Months
                                                                Ended        For the         Ended        For the
                                                             November 30,   Year Ended    November 30,   Year Ended
                                                                 2006        May 31,          2006        May 31,
                                                             (Unaudited)       2006       (Unaudited)       2006
                                                             ------------  ------------  -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $    250,925  $   (153,402) $    7,141,264 $  7,958,572
 Net realized gain (loss) on investments and foreign
   currencies...............................................   23,068,197    73,392,943      57,073,930   52,585,044
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   (5,335,393)   13,816,436      32,839,975   75,761,705
                                                             ------------  ------------  -------------- ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   17,983,729    87,055,977      97,055,169  136,305,321
                                                             ------------  ------------  -------------- ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -             -               -   (3,820,008)
 Net realized gain on securities............................            -             -               -  (27,176,168)
                                                             ------------  ------------  -------------- ------------
Total distributions to shareholders.........................            -             -               -  (30,996,176)
                                                             ------------  ------------  -------------- ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (60,484,715)  (82,622,390)     43,740,634  191,866,511
                                                             ------------  ------------  -------------- ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (42,500,986)    4,433,587     140,795,803  297,175,656
NET ASSETS:
Beginning of period.........................................  611,356,278   606,922,691     983,742,395  686,566,739
                                                             ------------  ------------  -------------- ------------
End of period+.............................................. $568,855,292  $611,356,278  $1,124,538,198 $983,742,395
                                                             ============  ============  ============== ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $    183,659  $    (67,266) $   11,382,407 $  4,241,143
                                                             ============  ============  ============== ============

                                                               SMALL CAP SPECIAL VALUES       SMALL CAP STRATEGIC
                                                                         FUND                     GROWTH FUND
                                                             ---------------------------  ---------------------------
                                                               For the                      For the
                                                              Six Months   For the Period  Six Months   For the Period
                                                                Ended       December 5,      Ended       December 5,
                                                             November 30,      2005*      November 30,      2005*
                                                                 2006         through         2006         through
                                                             (Unaudited)    May 31, 2006  (Unaudited)    May 31, 2006
                                                             ------------  -------------- ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  1,640,403   $    133,676  $   (145,174)  $    (11,410)
 Net realized gain (loss) on investments and foreign
   currencies...............................................    2,987,800     (1,785,535)   (3,345,826)    (2,160,277)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   28,895,496     (3,293,268)    6,804,118         14,703
                                                             ------------   ------------  ------------   ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   33,523,699     (4,945,127)    3,313,118     (2,156,984)
                                                             ------------   ------------  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -         (5,764)            -              -
 Net realized gain on securities............................            -              -             -              -
                                                             ------------   ------------  ------------   ------------
Total distributions to shareholders.........................            -         (5,764)            -              -
                                                             ------------   ------------  ------------   ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (27,951,024)   378,241,395   (26,202,734)   195,493,944
                                                             ------------   ------------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    5,572,675    373,290,504   (22,889,616)   193,336,960
NET ASSETS:
Beginning of period.........................................  373,290,504              -   193,336,960              -
                                                             ------------   ------------  ------------   ------------
End of period+.............................................. $378,863,179   $373,290,504  $170,447,344   $193,336,960
                                                             ============   ============  ============   ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  1,768,347   $    127,944  $   (145,277)  $       (103)
                                                             ============   ============  ============   ============

--------
*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                  SOCIAL AWARENESS
                                                                        FUND                    STOCK INDEX FUND
                                                             --------------------------  ------------------------------
                                                               For the                      For the
                                                              Six Months                   Six Months
                                                                Ended        For the         Ended          For the
                                                             November 30,   Year Ended    November 30,     Year Ended
                                                                 2006        May 31,          2006          May 31,
                                                             (Unaudited)       2006       (Unaudited)         2006
                                                             ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  2,583,233  $  5,036,336  $   38,892,842  $   73,669,024
 Net realized gain (loss) on investments and foreign
   currencies...............................................   11,424,229    44,351,536      86,819,640     160,174,321
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   27,619,284   (19,246,919)    394,700,547     134,545,574
                                                             ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 operations.................................................   41,626,746    30,140,953     520,413,029     368,388,919
                                                             ------------  ------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -    (2,350,003)              -     (34,190,001)
 Net realized gain on securities............................            -             -               -     (96,196,788)
                                                             ------------  ------------  --------------  --------------
Total distributions to shareholders.........................            -    (2,350,003)              -    (130,386,789)
                                                             ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   (3,596,536)  (42,287,749)   (152,449,383)     35,140,990
                                                             ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   38,030,210   (14,496,799)    367,963,646     273,143,120
NET ASSETS:
Beginning of period.........................................  382,066,695   396,563,494   4,744,289,420   4,471,146,300
                                                             ------------  ------------  --------------  --------------
End of period+.............................................. $420,096,905  $382,066,695  $5,112,253,066  $4,744,289,420
                                                             ============  ============  ==============  ==============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  5,389,954  $  2,806,721  $   79,994,324  $   41,101,482
                                                             ============  ============  ==============  ==============

                                                                    VALIC ULTRA FUND                  VALUE FUND
                                                             ------------------------------  ---------------------------
                                                                For the                         For the
                                                               Six Months    For the Period    Six Months
                                                                 Ended        December 5,        Ended        For the
                                                              November 30,       2005*        November 30,   Year Ended
                                                                  2006          through           2006        May 31,
                                                              (Unaudited)     May 31, 2006    (Unaudited)       2006
                                                             --------------  --------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $     (698,941) $      118,902  $     344,512  $  1,636,573
 Net realized gain (loss) on investments and foreign
   currencies...............................................    (73,941,741)     (1,175,905)     6,484,281     5,161,015
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................     95,311,455     (12,940,456)     2,801,520     3,020,071
                                                             --------------  --------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................     20,670,773     (13,997,459)     9,630,313     9,817,659
                                                             --------------  --------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................              -               -              -      (645,057)
 Net realized gain on securities............................              -               -              -    (1,653,682)
                                                             --------------  --------------  -------------  ------------
Total distributions to shareholders.........................              -               -              -    (2,298,739)
                                                             --------------  --------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   (124,442,345)  1,191,553,555   (122,779,890)  167,238,305
                                                             --------------  --------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (103,771,572)  1,177,556,096   (113,149,577)  174,757,225
NET ASSETS:
Beginning of period.........................................  1,177,556,096               -    197,647,592    22,890,367
                                                             --------------  --------------  -------------  ------------
End of period+.............................................. $1,073,784,524  $1,177,556,096  $  84,498,015  $197,647,592
                                                             ==============  ==============  =============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $     (702,728) $       (3,787) $   1,422,137  $  1,077,625
                                                             ==============  ==============  =============  ============

--------
*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 32 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund                                       Large Cap Core Fund
Blue Chip Growth Fund                                       Large Capital Growth Fund
Broad Cap Value Income Fund (formerly Broad Cap Value Fund) Mid Cap Index Fund
Capital Conservation Fund                                   Mid Cap Strategic Growth Fund
Core Equity Fund                                            Money Market I Fund
Core Value Fund (formerly Income & Growth Fund)             Nasdaq-100(R) Index Fund
Foreign Value Fund                                          Science & Technology Fund
Global Equity Fund                                          Small Cap Aggressive Growth Fund
Global Strategy Fund                                        Small Cap Fund
Government Securities Fund                                  Small Cap Index Fund
Growth & Income Fund                                        Small Cap Special Values Fund
Health Sciences Fund                                        Small Cap Strategic Growth Fund
Inflation Protected Fund                                    Social Awareness Fund
International Equities Fund                                 Stock Index Fund
International Government Bond Fund                          VALIC Ultra Fund
International Growth I Fund                                 Value Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund, Inflation Protected Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Fund Mergers and Substitution Transactions

 Pursuant to a plan of reorganization approved by the shareholders of the VC I Large Cap Growth Fund, on January 27, 2006, the VC I VALIC Ultra Fund acquired all of the assets and liabilities of VC I Large Cap Growth Fund. The details of the reorganization which was consummated on May 26, 2006 are set forth below.

 All shares of the VC I Large Cap Growth Fund were exchanged, tax-free, for shares of VC I VALIC Ultra Fund. In conjunction with the reorganization, the VC I VALIC Ultra Fund is the surviving entity.

 Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the VCI VALIC Ultra Fund prior to merger.................. $  2,328,483
Net assets of the VCI Large Cap Growth Fund prior to merger............. $311,876,091
                                                                         ------------
Aggregate net assets of the VC I VALIC Ultra Fund following acquisition. $314,204,574
                                                                         ------------
Unrealized appreciation (depreciation) in the VC I Large Cap Growth Fund $ (1,590,970)

 As of May 26, 2006, VALIC purchased shares of certain Funds in exchange for securities and/or cash as part of a substitution transaction replacing several third party funds offered through its Separate Account divisions. The transaction resulted in cash received and fair market value of securities received as follows:

                                                             Fair Market
                                                              Value of
                                                             Securities
      Fund                                     Cash Received  Received*
      ---------------------------------------  ------------- ------------
      Broad Cap Value Income.................. $    802,595  $ 23,980,080
      Capital Conservation....................      434,974    79,232,097
      Foreign Value...........................  109,825,185   596,381,984
      Global Equity...........................   53,267,247   360,562,936
      Global Strategy.........................   58,447,395   350,661,547
      Large Cap Core..........................    6,048,815   167,997,958
      Large Capital Growth....................   57,507,182   547,665,267
      Mid Cap Strategic Growth................   15,989,983   337,124,090
      Small Cap Aggressive Growth.............      991,453    58,700,098
      Small Cap Special Values................   10,723,268   362,002,238
      Small Cap Strategic Growth..............   12,511,054   180,475,909
      VALIC Ultra.............................   10,042,328   866,801,926

--------
*The cost basis of securities received for both financial and federal income tax reporting purposes was equal to the fair market value of securities received on May 26, 2006, the purchase date.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Note 3 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

 Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund.

 For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

B. Options, Futures, and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 During the period ended November 30, 2006 the following Fund had options written:

                                                                Written Options
                                                   -----------------------------------------------
                                                    Health Sciences Fund  Science & Technology Fund
                                                   ---------------------  ------------------------
                                                   Number of   Premiums   Number of    Premiums
                                                   Contracts   Received   Contracts    Received
                                                   --------- -----------  ---------    --------
Options outstanding as of May 31, 2006............    8,089  $ 3,254,447     432       $ 66,628
Options written...................................   13,657    4,566,125      --             --
Options terminated in closing purchase
 transactions.....................................  (13,009)  (4,567,249)   (132)       (25,343)
Options exercised.................................       --           --      --             --
Options expired...................................      (12)      (4,532)   (300)       (41,285)
                                                   -----------------------------------------------
Options outstanding as of November 30, 2006.......    8,725  $ 3,248,791      --       $     --
                                                   -----------------------------------------------

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). A Fund's activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 As of November 30, 2006, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                        Percentage Principal
                   Fund                 Ownership   Amount
                   ------------------------------------------
                   Growth & Income.....    5.45%   $4,697,000
                   Large Capital Growth    1.87%    1,613,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 State Street Bank & Trust Co, dated November 30, 2006, bearing interest at a rate of 4.77% per annum, with a principal amount of $86,115,000, a repurchase price of $86,126,410, and maturity date of December 1, 2006. The repurchase agreement is collateralized by the following:

                             Interest Maturity  Principal    Market
          Type of Collateral   Rate     Date     Amount      Value
          ------------------------------------------------------------
          U.S. Treasury Note   4.50%  11/30/11 $87,840,000 $87,840,000

 As of November 30, 2006, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                     Percentage Principal
                      Fund           Ownership   Amount
                      ------------------------------------
                      Money Market I    3.04%   $9,133,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 UBS Warburg, LLC, dated November 30, 2006, bearing interest at a rate of 5.27% per annum, with a principal amount of $300,000,000, a repurchase price of $300,043,917, and maturity date of December 1, 2006. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
-------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds   1.63%  01/15/15 $179,733,000 $184,001,659
U.S. Treasury Inflation Index Bonds   3.38%  01/15/12  100,000,000  122,000,000

D. Mortgage-Backed Dollar Rolls

 During the period ended November 30, 2006, the Asset Allocation Fund, Capital Conservation Fund and Government Securities Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Capital Conservation Fund had no TBA Rolls outstanding at November 30, 2006. The Government Securities Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Investment Securities Loaned

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

 Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

 On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

 In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15,2007 and interim periods within those fiscal years. As of November 30,2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Note 4 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund's average daily net asset value at the following annual rates.

    International Equities Fund        0.35% on the first $500 million;
                                       0.25% on the assets over $500 million
    ------------------------------------------------------------------------
    Mid Cap Index Fund                 0.35% on the first $500 million;
    Small Cap Index Fund               0.25% on $500 million to $3 billion
    Stock Index Fund                   0.20% on $3 billion to $5 billion
                                       0.15% on assets over $5 billion
    ------------------------------------------------------------------------
    Blue Chip Growth Fund              0.80%
    ------------------------------------------------------------------------
    Core Equity Fund                   0.80% on the first $250 million;
                                       0.75% on the next $250 million
                                       0.70% on $500 million to $1 billion
                                       0.65% on assets over $1 billion
    ------------------------------------------------------------------------
    Growth & Income Fund               0.75%
    ------------------------------------------------------------------------
    Science & Technology Fund          0.90% on first $500 million
                                       0.85% on assets over $500 million
    ------------------------------------------------------------------------
    Small Cap Fund                     0.90% on the first $250 million;
                                       0.85% on the next $250 million
                                       0.80% on $500 million to $1 billion
                                       0.75% on assets over $1 billion
    ------------------------------------------------------------------------
    Health Sciences Fund               1.00% on first $500 million
                                       0.95% on assets over $500 million
    ------------------------------------------------------------------------
    Inflation Protected Fund           0.50% on the first $250 million;
                                       0.45% on the next $250 million
                                       0.40% on assets over $500 million
    ------------------------------------------------------------------------
    International Growth I Fund        0.95% on the first $250 million;
                                       0.90% on the next $250 million
                                       0.85% on $500 million to $1 billion
                                       0.80% on assets over $1 billion
    ------------------------------------------------------------------------
    Large Capital Growth Fund          0.64% on the first $750 million;
                                       0.59% on assets over $750 million
    ------------------------------------------------------------------------
    Mid Cap Strategic Growth Fund      0.70% on the first $250 million;
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
    ------------------------------------------------------------------------
    Asset Allocation Fund              0.50%
    Global Strategy Fund
    Social Awareness Fund
    ------------------------------------------------------------------------
    Capital Conservation Fund          0.50% on the first $250 million;
    Government Securities Fund         0.45% on the next $250 million
    International Government Bond Fund 0.40% on $500 million to $1 billion
                                       0.35% on assets over $1 billion
    ------------------------------------------------------------------------
    Money Market I Fund                0.40%
    Nasdaq-100(R) Index Fund
    ------------------------------------------------------------------------
    Core Value Fund                    0.77% on the first $250 million;
                                       0.72% on the next $250 million
                                       0.67% on $500 million to $1 billion
                                       0.62% on assets over $1 billion
    ------------------------------------------------------------------------

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

      Value Fund                       0.78% on the first $250 million;
                                       0.73% on the next $250 million
                                       0.68% on $500 million to $1 billion
                                       0.63% on assets over $1 billion
      --------------------------------------------------------------------
      Broad Cap Value Income Fund      0.70% on the first $250 million
      Large Cap Core Fund              0.65% on the next $250 million
                                       0.60% on $500 million to $1 billion
                                       0.55% on assets over $1 billion
      --------------------------------------------------------------------
      Foreign Value Fund               0.73% on the first $250 million
                                       0.68% on the next $250 million
                                       0.63% on $500 million to $1 billion
                                       0.58% on assets over $1 billion
      --------------------------------------------------------------------
      Global Equity Fund               0.81% on the first $250 million
                                       0.76% on the next $250 million
                                       0.71% on $500 million to $1 billion
                                       0.66% on assets over $1 billion
      --------------------------------------------------------------------
      Small Cap Aggressive Growth Fund 0.85% on the first $250 million Small Cap Strategic Growth Fund 0.75% on assets over $250 million
      --------------------------------------------------------------------
      Small Cap Special Values Fund    0.75% on the first $500 million
                                       0.70% on assets over $500 million
      --------------------------------------------------------------------
      VALIC Ultra Fund                 0.89% on the first $250 million
                                       0.84% on the next $250 million
                                       0.79% on $500 million to $1 billion
                                       0.74% on assets over $1 billion

 VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2007. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                                                       Maximum Expense
         Fund                                            Limitation
         -------------------------------------------------------------
         Blue Chip Growth*............................      0.95%
         Broad Cap Value Income.......................      0.85%
         Core Equity..................................      0.85%
         Core Value...................................      0.83%
         Foreign Value................................      1.00%
         Global Equity................................      1.09%
         Global Strategy..............................      0.80%
         Growth & Income..............................      0.85%
         Inflation Protected..........................      0.65%
         International Growth I.......................      1.01%
         Large Cap Core...............................      0.85%
         Large Capital Growth.........................      0.80%
         Mid Cap Strategic Growth.....................      0.85%
         Money Market I*..............................      0.55%
         Small Cap Aggressive Growth..................      1.00%
         Small Cap....................................      0.95%
         Small Cap Special Values.....................      0.90%
         Small Cap Strategic Growth...................      1.00%
         VALIC Ultra..................................      0.95%
         Value*.......................................      1.10%

--------
*Prior to October 1, 2006, the expense limitations for the Blue Chip Growth
 Fund and the Value Fund were 1.10% and 1.30%, respectively.

 VALIC has entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--subadviser for the Asset
        Allocation Fund, Capital Conservation Fund, Government Securities Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
     AIG SunAmerica Asset Management Corp.--subadviser for the Growth & Income
        Fund, Money Market I Fund, and a portion of the Large Capital Growth
        Fund.
     A I M Capital Management, Inc.--subadviser for a portion of the Large
        Capital Growth Fund and a portion of the International Growth I Fund. American Century Investment Management, Inc. and American Century Global
        Investment Management, Inc. (collectively, "American Century")--subadviser for the Core Value Fund, the VALIC Ultra Fund, a portion of the International Growth I Fund, and a portion of the Small Cap Fund.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

     Barrow, Hanley, Mewhinney & Strauss, Inc.--subadviser for the Broad Cap
        Value Income Fund.
     Brazos Capital Management, LP--subadviser for a portion of the Mid Cap
        Strategic Growth Fund.
     Bridgeway Capital Management, Inc.*--subadviser for a portion of the Small
        Cap Fund.
     Edge Asset Management, Inc. (formerly, WM Advisors, Inc.)--subadviser for a portion of the Core Equity Fund.
     Evergreen Investment Management Company, LLC--subadviser for the Large Cap
        Core Fund, the Small Cap Strategic Growth Fund, and a portion of the Small Cap Special Values Fund.
     Franklin Advisers, Inc.--subadviser for a portion of the Global Strategy
        Fund.
     Franklin Portfolio Associates, LLC--subadviser for a portion of the Small
        Cap Fund.
     Massachusetts Financial Services Company ("MFS")--subadviser for a portion of the International Growth I Fund.
     Morgan Stanley Investment Management, Inc.
        (d/b/a/"Van Kampen")--subadviser for a portion of the Mid Cap Strategic Growth Fund.
     OppenheimerFunds, Inc.--subadviser for the Value Fund.
     Putnam Investment Management, LLC--subadviser for the Global Equity Fund and a portion of the Small Cap Special Values Fund.
     RCM Capital Management, LLC--subadviser for a portion of the Science &
        Technology Fund.
     T. Rowe Price Associates, Inc.--subadviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.
     Templeton Global Advisors, Ltd.--subadviser for the Foreign Value Fund. Templeton Investment Counsel, LLC--subadviser for a portion of the Global
        Strategy Fund.
     Wellington Management Company, LLP--subadviser for a portion of the Core
        Equity Fund.
     Wells Capital Management, Inc**.--subadviser for the Small Cap Aggressive
        Growth Fund.
--------
*Effective October 1, 2006, Bridgeway Capital Management, Inc. became a sub-adviser for the Small Cap Fund, managing a portion of the assets of the Fund. American Century, Franklin Portfolio Associates, LLC, and T. Rowe Price Associates, Inc., continue to manage a portion of the assets of the Small Cap Fund.
**Effective November 6, 2006, Wells Capital Management, Inc. replaced Credit
  Suisse Asset Management, LLC as sub-adviser of the Small Cap Aggressive Growth Fund.

The sub-advisers are compensated for their services by VALIC.

 VC I, on behalf of each Fund has entered into an Administrative Services Agreement with AIG SunAmerica Asset Management Corp. ("SAAMCo"). SAAMCo receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC I. During the period ended November 30, 2006, the Series accrued $6,145,932 for accounting and administrative services.

 VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2006, the Series accrued $61,587 in transfer agency and services fees.

 On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2006, VC I has deferred $8,896 of director compensation.

 The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I and VC II are responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. The following amounts for the retirement plan liability are included in the payable for Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors' fees and expenses line on the Statement of Operations:

                                                              Retirement Plan Retirement Plan
                                              Retirement Plan     Expense        Payments
                                              Liability as of --------------- ---------------
                                               November 30,        For the period ended
Fund                                               2006              November 30, 2006
--------------------------------------------  --------------- -------------------------------
Asset Allocation.............................    $ 50,927         $ 3,103         $  382
Blue Chip Growth.............................      10,642           1,226             --
Broad Cap Value Income.......................         613             512             --
Capital Conservation.........................      36,837           3,984            396
Core Equity..................................     214,157           8,861          1,078
Core Value...................................      65,599           4,357             --
Foreign Value................................      13,417          13,315             --
Global Equity................................       7,898           7,796             --
Global Strategy..............................       8,029           7,825             --
Government Securities........................      52,191           2,212            266
Growth & Income..............................      56,719           2,741            334
Health Sciences..............................      33,400           3,398             --
Inflation Protected..........................       1,128             303             --

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                              Retirement Plan Retirement Plan
                                              Retirement Plan     Expense        Payments
                                              Liability as of --------------- ---------------
                                               November 30,        For the period ended
Fund                                               2006              November 30, 2006
--------------------------------------------  --------------- -------------------------------
International Equities.......................   $   70,478        $15,442         $ 1,952
International Government Bond................       43,817          2,619             319
International Growth I.......................      113,707          9,356              --
Large Cap Core...............................        3,404          3,303              --
Large Capital Growth.........................       12,348         11,463              --
Mid Cap Index................................      408,557         44,872           5,564
Mid Cap Strategic Growth.....................        2,415          1,502              --
Money Market I...............................      151,515          8,358           1,052
Nasdaq-100(R) Index..........................       20,492          1,561              --
Science & Technology.........................      345,516         19,451           2,314
Small Cap Aggressive Growth..................        1,258          1,157              --
Small Cap....................................      174,023         11,474              --
Small Cap Index..............................      126,328         18,401           2,288
Small Cap Special Values.....................        7,209          7,007              --
Small Cap Strategic Growth...................        3,730          3,628              --
Social Awareness.............................      107,582          7,194             892
Stock Index..................................    1,160,310         89,369          11,088
VALIC Ultra..................................      142,733         22,284              --
Value........................................       10,037          3,711              --

 At November 30, 2006, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

         Fund                                      VALIC  AIGAIC  AGL
         ---------------------------------------  ------  ------ -----
         Asset Allocation........................  99.98%    --      *
         Blue Chip Growth........................  99.89%    --      *
         Broad Cap Value Income.................. 100.00%    --     --
         Capital Conservation.................... 100.00%    --     --
         Core Equity............................. 100.00%    --     --
         Core Value..............................  99.98%    --      *
         Foreign Value........................... 100.00%    --     --
         Global Equity........................... 100.00%    --     --
         Global Strategy......................... 100.00%    --     --
         Government Securities...................  91.67%  8.33%    --
         Growth & Income.........................  94.06%  5.94%    --
         Health Sciences.........................  99.97%    --      *
         Inflation Protected..................... 100.00%    --     --
         International Equities..................  98.14%     *      *
         International Government Bond........... 100.00%    --     --
         International Growth I.................. 100.00%    --     --
         Large Cap Core.......................... 100.00%    --     --
         Large Capital Growth.................... 100.00%    --     --
         Mid Cap Index...........................  98.40%    --      *
         Mid Cap Strategic Growth................ 100.00%    --     --
         Money Market I..........................  81.49%     *  17.86%
         Nasdaq-100(R) Index.....................  94.76%    --   5.13%
         Science & Technology....................  99.85%    --      *
         Small Cap Aggressive Growth............. 100.00%    --     --
         Small Cap............................... 100.00%    --     --
         Small Cap Index.........................  99.28%    --      *
         Small Cap Special Value................. 100.00%    --     --
         Small Cap Strategic Growth.............. 100.00%    --     --
         Social Awareness........................ 100.00%    --     --
         Stock Index.............................  96.51%     *      *
         VALIC Ultra............................. 100.00%    --     --
         Value................................... 100.00%    --     --

--------
*Less than 5% ownership.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 As disclosed in the schedule of investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended November 30, 2006, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                       Change in
                                                        Market Value                       Realized   Unrealized  Market Value
Fund                     Security               Income   at 5/31/06  Purchases   Sales    Gain/(Loss) Gain/(Loss) at 11/30/06
----------- ---------------------------------- -------- ------------ --------- ---------- ----------- ----------- ------------
Stock Index American International Group, Inc. $345,098 $64,393,280  $663,098  $2,013,199 $1,704,759  $8,342,670  $73,090,608

 During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

                                  International     Mid Cap
                                    Growth I    Strategic Growth Value Fund
                                  ------------- ---------------- ----------
     Cazenove & Co...............    $  164           $  -          $  -
     J.P. Morgan Securities, Inc.     7,509              -             -
     Morgan Stanley & Co., Inc...         -            693             -
     Oppenheimer & Co., Inc......         -              -           606

 On May 12, 2005, the International Government Bond Fund purchased $6,900,000 par value of Government of Norway 5.50% due 5/15/09. The Fund has an investment restriction which prohibits it from investing in securities in countries not listed in the Fund's benchmark. On June 6, 2006, the entire position was sold to correct this error, resulting in a loss of $14,424, which was reimbursed by AIGGIC, the subadviser to the Fund.

Note 5 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended November 30, 2006, were as follows:

                                          Purchases of      Sales of
                                           Investment      Investment
                                           Securities      Securities
                                         (Excluding U.S. (Excluding U.S. Purchases of U.S. Sales of U.S.
                                           Government      Government       Government      Government
Fund                                       Securities)     Securities)      Securities      Securities
---------------------------------------  --------------- --------------- ----------------- -------------
Asset Allocation........................  $ 85,243,865    $ 74,832,607     $ 16,724,882    $ 22,019,438
Blue Chip Growth........................    23,113,855       9,674,705                -               -
Broad Cap Value Income..................     3,835,528       5,568,360                -               -
Capital Conservation....................   107,984,752      92,926,015      133,272,225     108,290,002
Core Equity.............................    95,144,326     143,387,132                -               -
Core Value..............................    36,247,789      52,002,987                -               -
Foreign Value...........................   192,213,535     104,069,121                -               -
Global Equity...........................   190,412,909     212,602,025                -               -
Global Strategy.........................   121,419,493      83,136,300          614,549               -
Government Securities...................     9,009,450               -       71,686,442      87,896,068
Growth & Income.........................   121,218,913     130,843,037                -               -
Health Sciences.........................    47,795,348      56,190,531                -               -
Inflation Protected.....................             -               -        4,843,165       5,417,743
International Equities..................   303,536,463     228,305,979                -               -
International Government Bond...........   104,197,406     112,589,535       16,606,659      14,699,232
International Growth I..................   211,024,354     186,469,113                -               -
Large Cap Core..........................    17,560,521      96,898,474                -               -
Large Capital Growth....................   274,311,385     292,737,649                -               -
Mid Cap Index...........................   200,635,452     152,352,139                -               -
Mid Cap Strategic Growth................   516,531,928     540,877,138                -               -
NASDAQ-100 Index........................     1,313,855       9,685,309                -               -
Science & Technology....................   612,076,087     697,440,810                -               -
Small Cap Aggressive Growth.............    71,416,774      75,963,751                -               -
Small Cap...............................   265,718,287     324,355,658                -               -
Small Cap Index.........................   268,175,555     175,705,327                -               -
Small Cap Special Values................   156,473,743     179,314,061                -               -
Small Cap Strategic Growth..............    75,529,587      90,086,950                -               -
Social Awareness........................   291,814,182     293,232,397                -               -
Stock Index.............................   102,262,432     211,577,520                -               -
VALIC Ultra.............................   716,863,471     834,965,163                -               -
Value...................................    67,193,661     182,521,644                -               -

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Note 6 -- Federal Income Taxes

 The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, principal paydown adjustments, investments in passive foreign investment companies, and derivative transactions.

 The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2006.

                                         Identified Cost     Gross         Gross     Net Unrealized
                                         of Investments    Unrealized    Unrealized   Appreciation
Fund                                          Owned       Appreciation  Depreciation (Depreciation)
---------------------------------------  --------------- -------------- ------------ --------------
Asset Allocation........................ $  161,152,903  $   10,890,994 $  1,772,321 $    9,118,673
Blue Chip Growth........................     75,813,809      14,799,426    1,632,211     13,167,215
Broad Cap Value Income..................     25,648,686       2,961,866      352,506      2,609,360
Capital Conservation....................    236,774,231       3,258,276      649,212      2,609,064
Core Equity.............................    388,019,959      80,710,186   12,445,941     68,264,245
Core Value..............................      2,865,358      31,638,718    5,514,669     26,124,049
Foreign Value...........................    845,813,935      76,572,522    7,305,532     69,266,990
Global Equity...........................    445,347,510      42,793,686    5,595,512     37,198,174
Global Strategy.........................    433,249,463      43,565,911    3,684,562     39,881,349
Government Securities...................    128,496,147       1,275,314      364,321        910,993
Growth & Income.........................    138,844,172      12,208,993    2,291,476      9,917,517
Health Sciences.........................    166,568,779      32,580,115   11,752,717     20,827,398
Inflation Protected.....................     16,531,728         319,464      315,180          4,284
International Equities..................    993,849,440     190,434,810   11,972,782    178,462,028
International Government Bond*..........    129,191,024       6,370,666      975,268      5,395,398
International Growth I..................    533,022,991     112,863,858    4,050,150    108,813,708
Large Cap Core..........................     98,002,752       8,697,498    1,374,152      7,323,346
Large Capital Growth....................    550,986,450      57,057,266    6,515,879     50,541,387
Mid Cap Index...........................  2,701,655,214     608,693,611  147,601,385    461,092,226
Mid Cap Strategic Growth................    362,164,979      25,933,414    7,333,821     18,599,593
Money Market I..........................    466,177,889              --           --             --
Nasdaq-100(R) Index.....................     77,198,378      24,215,448    4,844,451     19,370,997
Science & Technology....................  1,035,086,464     115,893,697   43,317,305     72,576,392
Small Cap Aggressive Growth.............     61,878,859       2,172,478      769,565      1,402,913
Small Cap...............................    633,610,692      97,743,861   19,763,706     77,980,155
Small Cap Index.........................  1,254,488,570     225,048,567   58,209,181    166,839,386
Small Cap Special Values................    450,929,250      33,945,088   10,378,982     23,566,106
Small Cap Strategic Growth..............    201,992,852      16,549,679    9,755,392      6,794,287
Social Awareness........................    393,182,916      41,415,767    4,594,160     36,821,607
Stock Index.............................  3,383,460,927   2,189,029,343  274,037,607  1,914,991,736
VALIC Ultra.............................  1,072,954,318      94,736,307   13,648,172     81,088,135
Value...................................     75,345,721       7,254,304      783,398      6,470,906

--------
*The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2006.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 The tax basis distributable earnings at May 31, 2006 and the tax character of distributions paid during the year ended May 31, 2006 were as follows:

                                               Distributable Earnings               Tax Distributions
                                    -------------------------------------------  -----------------------
                                                Long-term Gains/
                                                  Capital Loss     Unrealized                 Long-Term
                                     Ordinary    Carryover And    Appreciation    Ordinary     Capital
Fund                                  Income      Other Losses   (Depreciation)    Income       Gains
----------------------------------  ----------- ---------------- --------------  ----------- -----------
Asset Allocation................... $ 6,476,557 $    17,972,391  $     (121,162) $ 3,454,371 $ 9,083,246
Blue Chip Growth...................     164,717      (3,975,768)      6,962,437       73,692          --
Broad Cap Value Income.............      30,433        (135,431)         21,432        4,357          --
Capital Conservation...............   3,178,375      (2,009,010)     (3,238,740)   2,040,002          --
Core Equity........................   3,049,676    (176,962,838)     42,134,569    2,570,001          --
Core Value.........................   1,900,002      (2,085,201)      4,083,130    2,100,003          --
Foreign Value......................     276,876              --      (4,368,666)         792          --
Global Equity......................     378,548              --      (4,146,976)       1,903          --
Global Strategy....................     244,433              --      (1,190,348)       4,532          --
Government Securities..............   2,583,720      (3,355,222)     (3,679,160)   2,390,001          --
Growth & Income....................     952,162      (9,908,923)      2,538,690      770,002          --
Health Sciences....................   5,612,768      16,103,034       9,742,142    1,665,685   5,691,828
Inflation Protected................     201,334         (32,446)       (880,596)     493,966          --
International Equities.............  45,520,828      23,959,731     113,397,089    3,900,003          --
International Govt Bond*...........   6,981,559       2,908,415       1,368,348    4,979,423   8,107,944
International Growth I.............   9,266,849    (126,817,871)     79,323,531    2,170,003          --
Large Cap Core.....................      73,674          (5,571)     (1,232,672)       2,527          --
Large Capital Growth...............      40,551      (6,563,674)       (687,010)      18,952          --
Mid Cap Index......................  23,249,258     161,536,454     404,157,726   17,342,729  73,934,189
Mid Cap Strategic Growth...........      80,556      (2,653,273)        659,390           --          --
Money Market I.....................     148,195              --              --   14,525,272          --
Nasdaq-100(R) Index................      64,720      (6,377,540)     11,796,181       23,364          --
Science & Technology...............          --  (1,575,417,853)    (41,190,001)          --          --
Small Cap Aggressive Growth........      52,480              --        (590,994)          --          --
Small Cap..........................   9,571,663      33,573,371      83,589,036           --          --
Small Cap Index....................  12,199,024      45,493,451     142,825,240   14,482,374  16,513,802
Small Cap Special Values...........     378,156             578      (5,329,390)       5,764          --
Small Cap Strategic Growth.........          --      (2,130,449)        (15,125)          --          --
Social Awareness...................   2,907,560      17,525,871      10,605,986    2,350,003          --
Stock Index........................  42,619,497     162,005,784   1,521,367,164   35,344,318  95,042,471
VALIC Ultra........................     127,665    (296,250,552)    (14,286,825)          --          --
Value..............................   4,678,577         863,302       4,172,409    1,926,851     371,888

--------
*The Distributable Earnings for International Government Bond Fund are for the tax year ended September 30, 2006.

 As of May 31, 2006, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                                                  Capital Loss Carryforward
                                    -------------------------------------------------------------------------------------
Fund                                    2008         2009         2010         2011        2012        2013       2014
----------------------------------  ------------ ------------ ------------ ------------ ----------- ---------- ----------
Blue Chip Growth*.................. $         -- $  1,694,163 $    957,898 $    952,237 $   371,470 $       -- $       --
Broad Cap Value Income.............           --           --           --           --          --         --    135,431
Capital Conservation...............           --           --           --           --          --     50,164    374,523
Core Equity........................           --           --   64,763,380   78,196,502  32,639,490         --         --
Core Value.........................           --           --           --    1,842,664     242,537         --         --
Government Securities..............           --           --           --           --     858,141  1,300,788         --
Growth & Income....................           --           --           --    9,908,923          --         --         --
Inflation Protected................           --           --           --           --          --         --     17,841
International Growth I.............           --           --   36,201,111   90,616,760          --         --         --
Large Cap Core.....................           --           --           --           --          --         --      5,571
Large Capital Growth...............           --           --           --           --          --    370,861    104,117
Mid Cap Strategic Growth...........           --           --           --           --          --    215,498         --
Nasdaq-100(R) Index................           --           --      140,090    3,340,356     637,691  2,259,403         --
Science & Technology...............           --  998,868,616  404,504,281  171,964,888          --         --         --
Small Cap Strategic Growth.........           --           --           --           --          --         --  2,130,449
VALIC Ultra**......................  114,078,854   77,415,024  102,053,141    1,573,371          --         --  1,130,162

--------
*The capital loss carryforward includes $2,806,971 of capital losses from the acquisition of VC I Growth Fund on August 27, 2004. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code.
**The capital loss carryforward includes $295,120,390 of capital losses from the acquisition of VC I Large Cap Growth Fund on May 26, 2006.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

                                                      Capital Loss
                                                      Carryforward
             Fund                                       Utilized
             ---------------------------------------  ------------
             Blue Chip Growth........................ $  1,153,410
             Core Equity.............................   10,515,996
             Core Value..............................   20,446,500
             Government Securities...................      391,920
             Growth & Income.........................   18,177,327
             International Equities..................    5,735,195
             International Growth I..................   41,872,151
             Mid Cap Strategic Growth................       87,997
             Nasdaq-100(R) Index.....................    1,541,561
             Science & Technology....................  126,854,556
             Small Cap...............................   29,318,562
             Social Awareness........................   26,506,681

 Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2006, the Funds elected to defer capital losses as follows:

                                         Deferred Post-October Deferred Post-October
Fund                                         Capital Loss          Currency Loss
---------------------------------------  --------------------- ---------------------
Capital Conservation....................      $1,584,322              $    --
Core Equity.............................       1,363,466                   --
Government Securities...................       1,196,293                   --
Inflation Protected.....................          14,605                   --
Large Capital Growth....................       6,088,696                   --
Mid Cap Strategic Growth................       2,437,775                   --
Science & Technology....................              --               80,068

Note 7 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:


                                          Asset Allocation                                    Blue Chip Growth
                        ---------------------------------------------------  --------------------------------------------------
                          For the period ended        For the year ended       For the period ended       For the year ended
                            November 30, 2006            May 31, 2006            November 30, 2006           May 31, 2006
                        ------------------------  -------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares        Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  -------------  ----------  ------------  ----------  ------------
Shares sold............    671,216  $  8,385,593   1,344,151  $  16,607,630   2,778,099  $ 25,209,906   3,274,923  $ 29,216,816
Reinvested dividends...         --            --   1,044,597     12,537,617          --            --       8,116        73,692
Shares redeemed........ (1,390,651)  (17,236,992) (3,979,057)   (49,149,135) (1,299,011)  (11,739,832) (1,805,317)  (15,926,763)
                        ----------  ------------  ----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease)   (719,435) $ (8,851,399) (1,590,309) $ (20,003,888)  1,479,088  $ 13,470,074   1,477,722  $ 13,363,745
                        ==========  ============  ==========  =============  ==========  ============  ==========  ============

                                       Broad Cap Value Income                               Capital Conservation
                        ---------------------------------------------------  --------------------------------------------------
                                                        For the period
                          For the period ended        December 5, 2005*        For the period ended       For the year ended
                            November 30, 2006          to May 31, 2006           November 30, 2006           May 31, 2006
                        ------------------------  -------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares        Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  -------------  ----------  ------------  ----------  ------------
Shares sold............    284,809  $  3,012,448   2,663,828  $  27,294,008   2,757,757  $ 26,677,200  16,092,156  $152,883,020
Reinvested dividends...         --            --         436          4,357          --            --     214,558     2,040,002
Shares redeemed........   (462,870)   (4,873,840)     (1,116)       (11,391) (3,692,252)  (35,643,814) (3,103,663)  (29,677,641)
                        ----------  ------------  ----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease)   (178,061) $ (1,861,392)  2,663,148  $  27,286,974    (934,495) $ (8,966,614) 13,203,051  $125,245,381
                        ==========  ============  ==========  =============  ==========  ============  ==========  ============

                                            Core Equity                                          Core Value
                        ---------------------------------------------------  --------------------------------------------------
                          For the period ended        For the year ended       For the period ended       For the year ended
                            November 30, 2006            May 31, 2006            November 30, 2006           May 31, 2006
                        ------------------------  -------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares        Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  -------------  ----------  ------------  ----------  ------------
Shares sold............  1,959,526  $ 26,039,526   2,224,421  $  28,603,134   2,113,214  $ 22,861,762   3,635,811  $ 37,762,879
Reinvested dividends...         --            --     202,068      2,570,001          --            --     205,890     2,100,003
Shares redeemed........ (5,785,460)  (76,787,857) (9,981,692)  (128,137,131) (3,920,831)  (42,334,937) (5,080,087)  (52,347,353)
                        ----------  ------------  ----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease) (3,825,934) $(50,748,331) (7,555,203) $ (96,963,996) (1,807,617) $(19,473,175) (1,238,386) $(12,484,471)
                        ==========  ============  ==========  =============  ==========  ============  ==========  ============

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                            Foreign Value
                        ----------------------------------------------------
                                                         For the period
                           For the period ended         December 5, 2005*
                             November 30, 2006           to May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares       Amount
                        -----------  -------------  ----------  ------------
Shares sold............   9,528,723  $ 107,435,163  65,498,745  $708,757,533
Reinvested dividends...          --             --          78           792
Shares redeemed........  (8,632,800)   (95,119,008)    (24,989)     (268,883)
                        -----------  -------------  ----------  ------------
Net increase (decrease)     895,923  $  12,316,155  65,473,834  $708,489,442
                        ===========  =============  ==========  ============

                                           Global Strategy
                        ----------------------------------------------------
                                                         For the period
                           For the period ended         December 5, 2005*
                             November 30, 2006           to May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares       Amount
                        -----------  -------------  ----------  ------------
Shares sold............   3,779,294  $  42,549,084  37,846,030  $414,298,237
Reinvested dividends...          --             --         448         4,532
Shares redeemed........  (5,548,902)   (62,022,342)     (3,415)      (37,264)
                        -----------  -------------  ----------  ------------
Net increase (decrease)  (1,769,608) $ (19,473,258) 37,843,063  $414,265,505
                        ===========  =============  ==========  ============

                                           Growth & Income
                        ----------------------------------------------------
                           For the period ended        For the year ended
                             November 30, 2006            May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares       Amount
                        -----------  -------------  ----------  ------------
Shares sold............     556,456  $   8,476,356     788,344  $ 11,341,333
Reinvested dividends...          --             --      54,279       770,002
Shares redeemed........  (1,383,108)   (20,944,142) (3,086,302)  (44,352,783)
                        -----------  -------------  ----------  ------------
Net increase (decrease)    (826,652) $ (12,467,786) (2,243,679) $(32,241,448)
                        ===========  =============  ==========  ============

                                         Inflation Protected
                        ----------------------------------------------------
                           For the period ended        For the year ended
                             November 30, 2006            May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares       Amount
                        -----------  -------------  ----------  ------------
Shares sold............     304,914  $   2,979,799   1,096,043  $ 10,888,448
Reinvested dividends...          --             --      50,260       493,966
Shares redeemed........    (323,242)    (3,160,169)   (547,368)   (5,385,013)
                        -----------  -------------  ----------  ------------
Net increase (decrease)     (18,328) $    (180,370)    598,935  $  5,997,401
                        ===========  =============  ==========  ============

                                    International Government Bond
                        ----------------------------------------------------
                           For the period ended        For the year ended
                             November 30, 2006            May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares       Amount
                        -----------  -------------  ----------  ------------
Shares sold............   1,066,323  $  13,133,014   1,463,694  $ 18,407,584
Reinvested dividends...          --             --   1,174,662    14,087,367
Shares redeemed........  (1,716,404)   (21,116,532) (2,624,139)  (32,857,657)
                        -----------  -------------  ----------  ------------
Net increase (decrease)    (650,081) $  (7,983,518)     14,217  $   (362,706)
                        ===========  =============  ==========  ============

                                           Large Cap Core
                        ----------------------------------------------------
                                                         For the period
                           For the period ended         December 5, 2005*
                             November 30, 2006           to May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares       Amount
                        -----------  -------------  ----------  ------------
Shares sold............   2,440,672  $  24,732,398  17,431,622  $177,209,168
Reinvested dividends...          --             --         253         2,527
Shares redeemed........ (10,594,215)  (107,607,629)       (875)       (8,843)
                        -----------  -------------  ----------  ------------
Net increase (decrease)  (8,153,543) $ (82,875,231) 17,431,000  $177,202,852
                        ===========  =============  ==========  ============

                                             Global Equity
                        ------------------------------------------------------
                                                          For the period
                           For the period ended          December 5, 2005*
                             November 30, 2006            to May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   3,055,033  $  33,629,643   38,408,919  $ 416,262,165
Reinvested dividends...          --             --          188          1,903
Shares redeemed........  (5,904,942)   (65,133,645)     (20,473)      (220,772)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (2,849,909) $ (31,504,002)  38,388,634  $ 416,043,296
                        ===========  =============  ===========  =============

                                         Government Securities
                        ------------------------------------------------------

                           For the period ended         For the year ended
                             November 30, 2006             May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............     906,005  $   9,128,425    1,543,816  $  15,447,454
Reinvested dividends...          --             --      239,022      2,390,001
Shares redeemed........  (1,990,378)   (20,058,477)  (3,369,084)   (33,666,127)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (1,084,373) $ (10,930,052)  (1,586,246) $ (15,828,672)
                        ===========  =============  ===========  =============

                                            Health Sciences
                        ------------------------------------------------------
                           For the period ended         For the year ended
                             November 30, 2006             May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   1,499,767  $  16,441,249    3,812,542  $  41,688,424
Reinvested dividends...          --             --      678,112      7,357,513
Shares redeemed........  (2,606,733)   (28,736,084)  (3,320,837)   (35,605,724)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (1,106,966) $ (12,294,835)   1,169,817  $  13,440,213
                        ===========  =============  ===========  =============

                                        International Equities
                        ------------------------------------------------------
                           For the period ended         For the year ended
                             November 30, 2006             May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............  18,120,645  $ 181,508,455   43,253,305  $ 381,102,337
Reinvested dividends...          --             --      472,383      3,900,003
Shares redeemed........ (12,686,433)  (126,309,126) (25,159,322)  (221,136,662)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   5,434,212  $  55,199,329   18,566,366  $ 163,865,678
                        ===========  =============  ===========  =============

                                        International Growth I
                        ------------------------------------------------------
                           For the period ended         For the year ended
                             November 30, 2006             May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   6,401,520  $  68,363,214    9,778,084  $  95,384,987
Reinvested dividends...          --             --      250,133      2,170,003
Shares redeemed........  (4,069,412)   (42,860,380)  (8,314,512)   (76,586,716)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   2,332,108  $  25,502,834    1,713,705  $  20,968,274
                        ===========  =============  ===========  =============

                                         Large Capital Growth
                        ------------------------------------------------------

                           For the period ended         For the year ended
                             November 30, 2006             May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   3,896,804  $  40,640,085   57,340,062  $ 605,933,122
Reinvested dividends...          --             --        1,775         18,952
Shares redeemed........  (9,913,385)  (104,322,623)     (42,087)      (442,910)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (6,016,581) $ (63,682,538)  57,299,750  $ 605,509,164
                        ===========  =============  ===========  =============

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                               Mid Cap Index
                                         --------------------------------------------------------
                                             For the period ended          For the year ended
                                              November 30, 2006               May 31, 2006
                                         ---------------------------  ---------------------------
                                            Shares         Amount        Shares         Amount
                                         ------------  -------------  ------------  -------------
Shares sold.............................   10,584,028  $ 247,545,629    19,898,276  $ 464,894,296
Reinvested dividends....................           --             --     3,986,456     91,276,918
Shares redeemed.........................   (7,289,356)  (171,879,408)  (12,472,048)  (288,657,446)
                                         ------------  -------------  ------------  -------------
Net increase (decrease).................    3,294,672  $  75,666,221    11,412,684  $ 267,513,768
                                         ============  =============  ============  =============

                                                              Money Market I
                                         --------------------------------------------------------
                                             For the period ended          For the year ended
                                              November 30, 2006               May 31, 2006
                                         ---------------------------  ---------------------------
                                            Shares         Amount        Shares         Amount
                                         ------------  -------------  ------------  -------------
Shares sold.............................  213,242,430  $ 213,242,430   341,507,338  $ 341,507,338
Reinvested dividends....................   11,250,032     11,250,032    14,525,272     14,525,272
Shares redeemed......................... (199,846,472)  (199,846,472) (321,338,118)  (321,338,118)
                                         ------------  -------------  ------------  -------------
Net increase (decrease).................   24,645,990  $  24,645,990    34,694,492  $  34,694,492
                                         ============  =============  ============  =============

                                                           Science & Technology
                                         --------------------------------------------------------

                                             For the period ended          For the year ended
                                              November 30, 2006               May 31, 2006
                                         ---------------------------  ---------------------------
                                            Shares         Amount        Shares         Amount
                                         ------------  -------------  ------------  -------------
Shares sold.............................    5,623,792  $  62,183,840     5,213,446  $  61,706,801
Reinvested dividends....................           --             --            --             --
Shares redeemed.........................  (14,732,616)  (165,802,940)  (23,209,610)  (273,410,803)
                                         ------------  -------------  ------------  -------------
Net increase (decrease).................   (9,108,824) $(103,619,100)  (17,996,164) $(211,704,002)
                                         ============  =============  ============  =============

                                                                 Small Cap
                                         --------------------------------------------------------
                                             For the period ended          For the year ended
                                              November 30, 2006               May 31, 2006
                                         ---------------------------  ---------------------------
                                            Shares         Amount        Shares         Amount
                                         ------------  -------------  ------------  -------------
Shares sold.............................    2,200,696  $  27,304,708     4,398,213  $  54,186,968
Reinvested dividends....................           --             --            --             --
Shares redeemed.........................   (7,077,281)   (87,789,423)  (11,143,359)  (136,809,358)
                                         ------------  -------------  ------------  -------------
Net increase (decrease).................   (4,876,585) $ (60,484,715)   (6,745,146) $ (82,622,390)
                                         ============  =============  ============  =============

                                                         Small Cap Special Values
                                         --------------------------------------------------------
                                                                             For the period
                                             For the period ended          December 5, 2005*
                                              November 30, 2006             to May 31, 2006
                                         ---------------------------  ---------------------------
                                            Shares         Amount        Shares         Amount
                                         ------------  -------------  ------------  -------------
Shares sold.............................    3,139,020  $  33,052,679    35,243,169  $ 378,282,778
Reinvested dividends....................           --             --           583          5,764
Shares redeemed.........................   (5,758,643)   (61,003,703)       (4,447)       (47,147)
                                         ------------  -------------  ------------  -------------
Net increase (decrease).................   (2,619,623) $ (27,951,024)   35,239,305  $ 378,241,395
                                         ============  =============  ============  =============

                                                             Social Awareness
                                         --------------------------------------------------------
                                             For the period ended          For the year ended
                                              November 30, 2006               May 31, 2006
                                         ---------------------------  ---------------------------
                                            Shares         Amount        Shares         Amount
                                         ------------  -------------  ------------  -------------
Shares sold.............................    2,089,808  $  45,195,560     2,026,719  $  41,060,394
Reinvested dividends....................           --             --       117,887      2,350,003
Shares redeemed.........................   (2,266,896)   (48,792,096)   (4,256,097)   (85,698,146)
                                         ------------  -------------  ------------  -------------
Net increase (decrease).................     (177,088) $  (3,596,536)   (2,111,491) $ (42,287,749)
                                         ============  =============  ============  =============

                                                        Mid Cap Strategic Growth
                                         ------------------------------------------------------
                                            For the period ended         For the year ended
                                              November 30, 2006              May 31, 2006
                                         --------------------------   --------------------------
                                            Shares        Amount         Shares        Amount
                                         -----------  -------------   -----------  -------------
Shares sold.............................   2,072,060  $  23,294,055    29,698,297  $ 352,993,563
Reinvested dividends....................          --             --            --             --
Shares redeemed.........................  (6,773,828)   (76,725,509)      (38,068)      (449,837)
                                         -----------  -------------   -----------  -------------
Net increase (decrease).................  (4,701,768) $ (53,431,454)   29,660,229  $ 352,543,726
                                         ===========  =============   ===========  =============

                                                            NASDAQ-100 Index
                                         ------------------------------------------------------
                                            For the period ended          For the year ended
                                              November 30, 2006              May 31, 2006
                                         --------------------------   --------------------------
                                            Shares        Amount         Shares        Amount
                                         -----------  -------------   -----------  -------------
Shares sold.............................   2,591,283  $  11,601,830     5,697,795  $  25,818,357
Reinvested dividends....................          --             --         5,046         23,364
Shares redeemed.........................  (3,703,121)   (16,307,281)   (7,993,505)   (36,161,802)
                                         -----------  -------------   -----------  -------------
Net increase (decrease).................  (1,111,838) $  (4,705,451)   (2,290,664) $ (10,320,081)
                                         ===========  =============   ===========  =============

                                                       Small Cap Aggressive Growth
                                         ------------------------------------------------------
                                                                            For the period
                                            For the period ended           December 5, 2005*
                                              November 30, 2006             to May 31, 2006
                                         --------------------------   --------------------------
                                            Shares        Amount         Shares        Amount
                                         -----------  -------------   -----------  -------------
Shares sold.............................     502,626  $   4,875,237     6,049,195  $  62,375,479
Reinvested dividends....................          --             --            --             --
Shares redeemed.........................  (1,604,364)   (15,404,271)      (17,264)      (177,994)
                                         -----------  -------------   -----------  -------------
Net increase (decrease).................  (1,101,738) $ (10,529,034)    6,031,931  $  62,197,485
                                         ===========  =============   ===========  =============

                                                             Small Cap Index
                                         ------------------------------------------------------
                                            For the period ended          For the year ended
                                              November 30, 2006              May 31, 2006
                                         --------------------------   --------------------------
                                            Shares        Amount         Shares        Amount
                                         -----------  -------------   -----------  -------------
Shares sold.............................   7,873,032  $ 136,974,743    19,117,301  $ 317,466,568
Reinvested dividends....................          --             --     1,910,553     30,996,176
Shares redeemed.........................  (5,420,581)   (93,234,109)   (9,276,679)  (156,596,233)
                                         -----------  -------------   -----------  -------------
Net increase (decrease).................   2,452,451  $  43,740,634    11,751,175  $ 191,866,511
                                         ===========  =============   ===========  =============

                                                       Small Cap Strategic Growth
                                         ------------------------------------------------------
                                                                            For the period
                                            For the period ended           December 5, 2005*
                                              November 30, 2006             to May 31, 2006
                                         --------------------------   --------------------------
                                            Shares        Amount         Shares        Amount
                                         -----------  -------------   -----------  -------------
Shares sold.............................   1,403,192  $  13,922,239    18,730,327  $ 195,603,997
Reinvested dividends....................          --             --            --             --
Shares redeemed.........................  (4,024,576)   (40,124,973)      (10,633)      (110,053)
                                         -----------  -------------   -----------  -------------
Net increase (decrease).................  (2,621,384) $ (26,202,734)   18,719,694  $ 195,493,944
                                         ===========  =============   ===========  =============

                                                               Stock Index
                                         ------------------------------------------------------
                                            For the period ended          For the year ended
                                              November 30, 2006              May 31, 2006
                                         --------------------------   --------------------------
                                            Shares        Amount         Shares        Amount
                                         -----------  -------------   -----------  -------------
Shares sold.............................   9,654,574  $ 336,594,641    15,494,958  $ 518,896,342
Reinvested dividends....................          --             --     3,903,679    130,386,789
Shares redeemed......................... (13,928,713)  (489,044,024)  (18,316,796)  (614,142,141)
                                         -----------  -------------   -----------  -------------
Net increase (decrease).................  (4,274,139) $(152,449,383)    1,081,841  $  35,140,990
                                         ===========  =============   ===========  =============

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                               VALIC Ultra
                         -------------------------------------------------------
                                                            For the period
                            For the period ended          December 5, 2005*
                              November 30, 2006            to May 31, 2006
                         --------------------------  ---------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  --------------
Shares sold.............   9,367,944  $  83,406,686   80,627,586  $  880,623,013
Shares issued in merger+          --             --   47,216,560     311,874,823
Reinvested dividends....          --             --           --              --
Shares redeemed......... (23,086,403)  (207,849,031)    (101,669)       (944,281)
                         -----------  -------------  -----------  --------------
Net increase (decrease). (13,718,459) $(124,442,345) 127,742,477  $1,191,553,555
                         ===========  =============  ===========  ==============

                                                 Value
                         ----------------------------------------------------

                            For the period ended        For the year ended
                              November 30, 2006            May 31, 2006
                         --------------------------  ------------------------
                            Shares        Amount       Shares       Amount
                         -----------  -------------  ----------  ------------
Shares sold.............   1,790,978  $  22,054,285  16,112,468  $190,465,791
Shares issued in merger+          --             --          --            --
Reinvested dividends....          --             --     194,208     2,298,739
Shares redeemed......... (11,743,328)  (144,834,175) (2,145,983)  (25,526,225)
                         -----------  -------------  ----------  ------------
Net increase (decrease).  (9,952,350) $(122,779,890) 14,160,693  $167,238,305
                         ===========  =============  ==========  ============

--------
*Commencement of operations.
+See Note 2.

Note 8 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended November 30, 2006, the amount of expense reductions received by each fund, used to offset the Fund's non-affiliated expenses, were as follows:

                  Fund                     Expense Reductions
                  ------------------------ ------------------
                  Asset Allocation........      $    469
                  Blue Chip Growth........           160
                  Core Equity.............         8,396
                  Global Equity...........        22,986
                  Growth & Income.........         4,903
                  Health Sciences.........         2,570
                  International Growth I..            38
                  Large Cap Core..........           359
                  Large Capital Growth....        21,102
                  Mid Cap Strategic Growth        12,566
                  Science & Technology....       118,765
                  Small Cap Special Values        20,460
                  Social Awareness........        17,508

Note 9 -- Investment Concentration

 Capital Conservation Fund, Government Securities Fund, and Inflation Protected Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 34.2%, 52.7%, and 22.1%, respectively, of their net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund and the Foreign Value Fund. The International Equities Fund had 20.6% and 25.5% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 16.6% and 15.7% of its net assets invested in equity securities domiciled in the United Kingdom and Japan. The Foreign Value had 22.0% of its net assets invested in equity securities domiciled in the United Kingdom.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may invest in companies within relatively more concentrated industry sectors, the Fund's performance may be more susceptible to developments which effect those sectors emphasized by the Index.

Note 10 -- Lines of Credit

 The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. For the period ended November 30, 2006, the following funds had borrowings:

                                                               Average   Weighted
                                            Days     Interest    Debt    Average
Fund                                     Outstanding Charges   Utilized  Interest
---------------------------------------  ----------- -------- ---------- --------
Asset Allocation........................      3      $   370  $  773,057   5.75%
Capital Conservation....................      1           30     186,375   5.75%
Core Equity.............................     14          903     401,708   5.78%
Core Value..............................     71        2,628     230,979   5.77%
Foreign Value...........................     26       34,133   8,227,355   5.74%
Global Equity...........................     19        3,733   1,219,197   5.79%
Global Strategy.........................     30       17,623   3,671,232   5.74%
Government Securities...................      5          798     999,770   5.75%
Growth & Income.........................      2           86     268,094   5.75%
Health Sciences.........................      3           82     170,327   5.79%
International Govt Bond.................      5          237     294,785   5.76%
International Growth I..................      8        1,993   1,559,397   5.75%
Large Cap Core..........................     40       16,465   2,567,854   5.77%
Large Capital Growth....................      5          378     473,368   5.75%
Mid Cap Strategic Growth................     10          725     451,244   5.79%
Science & Technology....................     21        3,567   1,060,892   5.77%
Small Cap Aggressive Growth.............     36        1,718     299,841   5.75%
Small Cap...............................     34        2,933     538,727   5.77%
Small Cap Special Values................      4          134     207,235   5.80%
Small Cap Strategic Growth..............      3          139     289,814   5.75%
Value...................................     73       37,358   3,189,388   5.78%

 As of November 30, 2006, none of the Funds had outstanding borrowings.

Note 11 -- Interfund Lending Agreement

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended November 30, 2006, none of the Funds participated in the program.

Note 12 -- Other Matters

 On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of The Variable Annuity Life Insurance Company ("Adviser"), AIG SunAmerica Asset Management Corp. ("SAAMCo"), AIG Global Investment Corp. ("AIGGIC"), Brazos Capital Management, L.P. ("Brazos") and American General Distributors, Inc. ("AGDI") announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

 AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

 Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

 As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

 Subject to receipt of permanent relief, the Adviser, SAAMCo, AIGGIC, Brazos and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Note 13 -- Subsequent Events

 In March 2007, BlackRock Financial Management, LLC ("BlackRock") will replace Edge Asset Management, Inc. (formerly, WM Advisors, Inc.) and Wellington Management Company, LLP as a subadviser for the Core Equity Fund.

 Effective January 29, 2007, Wellington Management Company, LLP will be added as a subadviser for the Science & Technology Fund, managing a portion of the assets of the Fund. RCM Capital Management, LLC ("RCM") and T. Rowe Price Associates, Inc. will continue to manage a portion of the assets of the Science & Technology Fund.

VALIC Company I
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Asset Allocation Fund
                                        -----------------------------------------------------------------------------------
                                          Six Months
                                            Ended                                  Year Ended May 31,
                                         November 30,  --------------------------------------------------------------------
                                          2006/(h)/         2006           2005           2004           2003           2002
                                        ------------   --------       --------       --------       --------       --------

PER SHARE DATA
Net asset value at beginning of period. $  12.01       $  12.28       $  12.12       $  11.21       $  11.35       $  12.71
                                        -----------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)........     0.19/(d)/      0.33/(d)/      0.27/(d)/      0.17/(d)/      0.25/(d)/      0.33
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies.........................     0.90           0.31           0.61           1.07          (0.12)         (1.03)
                                        -----------------------------------------------------------------------------------
   Total income (loss) from
    investment operations..............     1.09           0.64           0.88           1.24           0.13          (0.70)
                                        -----------------------------------------------------------------------------------
Distributions from:
   Net investment income...............        -          (0.16)         (0.27)         (0.19)         (0.26)         (0.33)
   Net realized gain on securities.....        -          (0.75)         (0.45)         (0.14)         (0.01)         (0.33)
                                        -----------------------------------------------------------------------------------
   Total distributions.................        -          (0.91)         (0.72)         (0.33)         (0.27)         (0.66)
                                        -----------------------------------------------------------------------------------
Net asset value at end of period....... $  13.10       $  12.01       $  12.28       $  12.12       $  11.21       $  11.35
                                        -----------------------------------------------------------------------------------
TOTAL RETURN/(a)/......................     9.08%          5.36%/(e)/     7.31%         11.08%/(e)/     1.28%/(e)/    (5.57)%
                                        -----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets/(b)/.......................     0.70%/(i)/     0.72%          0.65%          0.68%          0.72%          0.64%
Ratio of expenses to average
 net assets/(c)/.......................     0.70%/(i)/     0.72%          0.65%          0.68%          0.72%          0.64%
Ratio of expense reductions to
 average net assets....................     0.00%/(i)/        -              -              -              -              -
Ratio of net investment income (loss)
 to average net assets/(b)/............     3.07%/(i)/     2.67%          2.18%          1.47%          2.36%          2.71%
Ratio of net investment income (loss)
 to average net assets/(c)/............     3.07%/(i)/     2.67%          2.18%          1.47%          2.36%             -
Portfolio turnover rate................       69%           148%           107%/(g)/       79%/(g)/      112%/(g)/       74%/(g)/
Number of shares outstanding at end
 of period (000's).....................   12,946         13,666         15,256         15,869         14,704         15,944
Net assets at end of period (000's).... $169,620       $164,117       $187,309       $192,301       $164,757       $180,925

                                                                    Blue Chip Growth Fund
                                        ----------------------------------------------------------------------------
                                         Six Months
                                           Ended                             Year Ended May 31,
                                        November 30,  --------------------------------------------------------------
                                         2006/(h)/        2006          2005         2004          2003        2002
                                        ------------  -------       -------      -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period. $  8.92       $  8.32       $  7.89      $  6.79       $  7.26       $  8.57
                                        ----------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)........    0.01/(d)/     0.03/(d)/     0.04/(d)/   (0.00)/(d)/   (0.01)/(d)/   (0.01)
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies.........................    0.79          0.58          0.42         1.10         (0.46)        (1.29)
                                        ----------------------------------------------------------------------------
   Total income (loss) from
    investment operations..............    0.80          0.61          0.46         1.10         (0.47)        (1.30)
                                        ----------------------------------------------------------------------------
Distributions from:
   Net investment income...............       -         (0.01)        (0.03)           -             -         (0.01)
   Net realized gain on securities.....       -             -             -            -             -             -
                                        ----------------------------------------------------------------------------
   Total distributions.................       -         (0.01)        (0.03)           -             -         (0.01)
                                        ----------------------------------------------------------------------------
Net asset value at end of period....... $  9.72       $  8.92       $  8.32      $  7.89       $  6.79       $  7.26
                                        ----------------------------------------------------------------------------
TOTAL RETURN/(a)/......................    8.97%         7.35%/(f)/    5.81%       16.20%        (6.47)%      (15.22)%
                                        ----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets/(b)/.......................    0.98%/(i)/    1.01%         1.08%        1.07%         1.24%         1.15%
Ratio of expenses to average
 net assets/(c)/.......................    1.02%/(i)/    1.02%         1.10%        1.07%         1.24%         1.15%
Ratio of expense reductions to
 average net assets....................    0.00%/(i)/    0.00%         0.01%        0.01%         0.03%         0.00%
Ratio of net investment income (loss)
 to average net assets/(b)/............    0.29%/(i)/    0.35%         0.47%       (0.02)%       (0.19)%       (0.17)%
Ratio of net investment income (loss)
 to average net assets/(c)/............    0.25%/(i)/    0.34%         0.45%       (0.02)%       (0.19)%           -
Portfolio turnover rate................      13%           30%           42%          30%           44%           39%
Number of shares outstanding at end
 of period (000's).....................   8,804         7,325         5,847        5,116         3,495         2,763
Net assets at end of period (000's).... $85,587       $65,366       $48,638      $40,369       $23,728       $20,063

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                           2005 2004 2003 2002
                                           ---- ---- ---- ----
                   Asset Allocation Fund.. 104%  75% 112%  71%

/(h)/Unaudited
/(i)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                             Broad Cap Value
                                               Income Fund
                                     ---------------------------
                                      Six Months      December 5,
                                        Ended          2005* to
                                     November 30,       May 31,
                                      2006/(h)/          2006
                                     ------------    -----------

PER SHARE DATA
Net asset value at beginning of
 period.............................   $ 10.21         $ 10.00
                                     ------------    -----------
Income (loss) from investment
 operations:
   Net investment income (loss).....      0.09/(e)/       0.05/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............      1.09            0.18
                                     ------------    -----------
   Total income (loss) from
    investment operations...........      1.18            0.23
                                     ------------    -----------
Distributions from:
   Net investment income............         -           (0.02)
   Net realized gain on securities..         -               -
                                     ------------    -----------
   Total distributions..............         -           (0.02)
                                     ------------    -----------
Net asset value at end of period....   $ 11.39         $ 10.21
                                     ------------    -----------
TOTAL RETURN/(a)/...................     11.56%           2.28%
                                     ------------    -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/............      0.85%/(b)/      0.85%/(b)/
Ratio of expenses to
 average net assets/(d)/............      1.04%/(b)/      3.41%/(b)/
Ratio of expense reductions to
 average net assets.................         -               -
Ratio of net investment income
 (loss) to average net assets/(c)/..      1.59%/(b)/      2.40%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..      1.40%/(b)/     (0.16)%/(b)/
Portfolio turnover rate.............        14%            194%
Number of shares outstanding at
 end of period (000's)..............     2,485           2,663
Net assets at end of period (000's).   $28,316         $27,203

                                                                  Capital Conservation Fund
                                      --------------------------------------------------------------------------------
                                        Six Months
                                          Ended                                 Year Ended May 31,
                                       November 30,  -----------------------------------------------------------------
                                        2006/(h)/      2006          2005           2004          2003          2002
                                      ------------   --------      -------       -------        -------       -------

PER SHARE DATA
Net asset value at beginning of
 period.............................  $   9.45       $   9.66      $  9.53       $ 10.04        $  9.38       $  9.34
                                      --------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....      0.24/(e)/      0.41/(e)/    0.37/(e)/     0.28/(e)/      0.36/(e)/     0.52
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............      0.29          (0.41)        0.19         (0.37)          0.68          0.04
                                      --------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........      0.53              -         0.56         (0.09)          1.04          0.56
                                      --------------------------------------------------------------------------------
Distributions from:
   Net investment income............         -          (0.21)       (0.38)        (0.31)         (0.38)        (0.52)
   Net realized gain on securities..         -              -        (0.05)        (0.11)             -             -
                                      --------------------------------------------------------------------------------
   Total distributions..............         -          (0.21)       (0.43)        (0.42)         (0.38)        (0.52)
                                      --------------------------------------------------------------------------------
Net asset value at end of period....  $   9.98       $   9.45      $  9.66       $  9.53        $ 10.04       $  9.38
                                      --------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................      5.61%         (0.02)%       5.99%        (0.82)%/(f)/   11.31%         6.12%
                                      --------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/............      0.65%/(b)/     0.70%        0.70%         0.68%          0.70%         0.65%
Ratio of expenses to
 average net assets/(d)/............      0.65%/(b)/     0.70%        0.70%         0.68%          0.70%         0.65%
Ratio of expense reductions to
 average net assets.................         -              -            -             -              -             -
Ratio of net investment income
 (loss) to average net assets/(c)/..      4.86%/(b)/     4.65%        3.83%         2.89%          3.77%         5.50%
Ratio of net investment income
 (loss) to average net assets/(d)/..      4.86%/(b)/     4.65%        3.83%         2.89%          3.77%            -
Portfolio turnover rate.............        99%           174%         205%/(g)/     182%/(g)/      233%/(g)/     138%/(g)/
Number of shares outstanding at
 end of period (000's)..............    21,265         22,200        8,997         8,167          8,954         7,440
Net assets at end of period (000's).  $212,244       $209,742      $86,903       $77,836        $89,866       $69,785

*     Date Fund commenced operations.
/(a)/ Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/ Annualized
/(c)/ Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/ Excludes, if any, expense reimbursements and expense reductions.
/(e)/ The per share amounts are calculated using the average share method. /(f)/ The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/ Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                             2005 2004 2003 2002
                                             ---- ---- ---- ----
                 Capital Conservation Fund.. 198% 171% 218% 132%

/(h)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                               Core Equity Fund
                                               -------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                              Year Ended May 31,
                                                November 30,  ----------------------------------------------------------------
                                                 2006/(f)/        2006          2005          2004          2003         2002
                                               ------------   --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period........ $  13.00       $  12.37      $  11.77      $  10.12      $  11.10      $  13.36
                                               -------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............     0.07/(e)/      0.13/(e)/     0.16/(e)/     0.10/(e)/     0.11/(e)/     0.07
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....     1.10           0.56          0.60          1.65         (0.98)        (2.26)
                                               -------------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................     1.17           0.69          0.76          1.75         (0.87)        (2.19)
                                               -------------------------------------------------------------------------------
Distributions from:
   Net investment income......................        -          (0.06)        (0.16)        (0.10)        (0.11)        (0.07)
   Net realized gain on securities............        -              -             -             -             -             -
                                               -------------------------------------------------------------------------------
   Total distributions........................        -          (0.06)        (0.16)        (0.10)        (0.11)        (0.07)
                                               -------------------------------------------------------------------------------
Net asset value at end of period.............. $  14.17       $  13.00      $  12.37      $  11.77      $  10.12      $  11.10
                                               ------------   ----------------------------------------------------------------
TOTAL RETURN/(a)/.............................     9.00%          5.62%         6.48%        17.36%        (7.79)%      (16.43)%
                                               ------------   ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..     0.85%/(b)/     0.85%         0.85%         0.85%         0.85%         0.84%
Ratio of expenses to average net assets/(d)/..     0.90%/(b)/     0.90%         0.93%         0.95%         0.97%         0.93%
Ratio of expense reductions to average net
 assets.......................................     0.00%/(b)/     0.01%         0.01%         0.01%         0.05%         0.00%
Ratio of net investment income (loss) to
 average net assets/(c)/......................     1.00%/(b)/     1.03%         1.30%         0.88%         1.08%         0.55%
Ratio of net investment income (loss) to
 average net assets/(d)/......................     0.95%/(b)/     0.99%         1.22%         0.79%         0.96%            -
Portfolio turnover rate.......................       21%            39%           31%           28%           25%           64%
Number of shares outstanding at end of
 period (000's)...............................   32,306         36,132        43,687        51,118        55,358        61,675
Net assets at end of period (000's)........... $457,855       $469,770      $540,620      $601,756      $560,038      $684,642

                                                                                Core Value Fund
                                               -------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                              Year Ended May 31,
                                                November 30,  ----------------------------------------------------------------
                                                 2006/(f)/        2006          2005          2004          2003         2002
                                               ------------   --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period........ $  10.41       $   9.87      $   9.07      $   7.73      $   8.51      $   9.61
                                               -------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............     0.10/(e)/      0.17/(e)/     0.20/(e)/     0.13/(e)/     0.11/(e)/     0.08
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....     1.19           0.46          0.80          1.34         (0.79)        (1.10)
                                               -------------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................     1.29           0.63          1.00          1.47         (0.68)        (1.02)
                                               -------------------------------------------------------------------------------
Distributions from:
   Net investment income......................        -          (0.09)        (0.20)        (0.13)        (0.10)        (0.08)
   Net realized gain on securities............        -              -             -             -             -             -
                                               -------------------------------------------------------------------------------
   Total distributions........................        -          (0.09)        (0.20)        (0.13)        (0.10)        (0.08)
                                               -------------------------------------------------------------------------------
Net asset value at end of period.............. $  11.70       $  10.41      $   9.87      $   9.07      $   7.73      $   8.51
                                               -------------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................    12.39%          6.44%        11.07%        19.16%        (7.87)%      (10.58)%
                                               -------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..     0.83%/(b)/     0.83%         0.83%         0.83%         0.83%         0.83%
Ratio of expenses to average net assets/(d)/..     0.92%/(b)/     0.92%         0.91%         0.91%         0.93%         0.93%
Ratio of expense reductions to average net
 assets.......................................        -              -             -             -             -             -
Ratio of net investment income (loss) to
 average net assets/(c)/......................     1.73%/(b)/     1.67%         2.05%         1.50%         1.47%         0.91%
Ratio of net investment income (loss) to
 average net assets/(d)/......................     1.64%/(b)/     1.58%         1.97%         1.43%         1.37%            -
Portfolio turnover rate.......................       16%           109%           72%           71%           64%           65%
Number of shares outstanding at end of
 period (000's)...............................   20,399         22,207        23,445        25,344        26,008        27,664
Net assets at end of period (000's)........... $238,668       $231,228      $231,351      $229,928      $200,919      $235,508

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                      Foreign Value Fund               Global Equity Fund
                                               --------------------------       --------------------------
                                                 Six Months      December 5,      Six Months      December 5,
                                                   Ended          2005* to          Ended          2005* to
                                                November 30,       May 31,       November 30,       May 31,
                                                 2006/(g)/          2006          2006/(g)/          2006
                                               ------------     -----------     ------------     -----------

PER SHARE DATA
Net asset value at beginning of period........   $  10.76        $  10.00         $  10.74        $  10.00
                                               --------------------------       --------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............       0.12/(e)/       0.02/(e)/        0.06/(e)/       0.06/(e)/
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....       1.17            0.74             1.23            0.69
                                               --------------------------       --------------------------
   Total income (loss) from investment
    operations................................       1.29            0.76             1.29            0.75
                                               --------------------------       --------------------------
Distributions from:
   Net investment income......................          -            0.00                -           (0.01)
   Net realized gain on securities............          -               -                -               -
                                               --------------------------       --------------------------
   Total distributions........................          -            0.00                -           (0.01)
                                               --------------------------       --------------------------
Net asset value at end of period..............   $  12.05        $  10.76         $  12.03        $  10.74
                                               --------------------------       --------------------------
TOTAL RETURN/(a)/.............................      11.99%           7.63%           12.01%           7.48%
                                               --------------------------       --------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.84%/(b)/      0.84%/(b)/       0.93%/(b)/      0.98%/(b)/
Ratio of expenses to average net assets/(d)/..       0.84%/(b)/      1.65%/(b)/       0.93%/(b)/      2.16%/(b)/
Ratio of expense reductions to average net
 assets.......................................          -               -             0.01%/(b)/         -
Ratio of net investment income (loss) to
 average net assets/(c)/......................       2.22%/(b)/      5.06%/(b)/       1.11%/(b)/     10.48%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/......................       2.22%/(b)/      4.24%/(b)/       1.11%/(b)/      9.30%/(b)/
Portfolio turnover rate.......................         15%              0%              47%              3%
Number of shares outstanding at end of
 period (000's)...............................     66,370          65,474           35,539          38,389
Net assets at end of period (000's)...........   $799,611        $704,398         $427,377        $412,275

                                                     Global Strategy Fund
                                               --------------------------
                                                 Six Months      December 5,
                                                   Ended          2005* to
                                                November 30,       May 31,
                                                 2006/(g)/          2006
                                               ------------     -----------

PER SHARE DATA
Net asset value at beginning of period........   $  10.92        $  10.00
                                               --------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............       0.14/(e)/       0.03/(e)/
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....       0.93            0.90
                                               --------------------------
   Total income (loss) from investment
    operations................................       1.07            0.93
                                               --------------------------
Distributions from:
   Net investment income......................          -           (0.01)
   Net realized gain on securities............          -               -
                                               --------------------------
   Total distributions........................          -           (0.01)
                                               --------------------------
Net asset value at end of period..............   $  11.99        $  10.92
                                               --------------------------
TOTAL RETURN/(a)/.............................       9.80%           9.30%/(f)/
                                               --------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..       0.69%/(b)/      0.72%/(b)/
Ratio of expenses to average net assets/(d)/..       0.69%/(b)/      1.57%/(b)/
Ratio of expense reductions to average net
 assets.......................................          -               -
Ratio of net investment income (loss) to
 average net assets/(c)/......................       2.53%/(b)/      3.80%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/......................       2.53%/(b)/      2.94%/(b)/
Portfolio turnover rate.......................         21%              1%
Number of shares outstanding at end of
 period (000's)...............................     36,073          37,843
Net assets at end of period (000's)...........   $432,444        $413,319

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                      Government Securities Fund
                                     --------------------------------------------------------------------------------------
                                     Six Months Ended                              Year Ended May 31,
                                       November 30,     -------------------------------------------------------------------
                                        2006/(g)/           2006           2005           2004           2003           2002
                                     ----------------   --------      --------       --------       --------       --------

PER SHARE DATA
Net asset value at beginning of
 period.............................     $   9.86       $  10.14      $   9.82       $  11.24       $  10.37       $  10.07
                                     --------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....         0.21/(d)/      0.37/(d)/     0.31/(d)/      0.27/(d)/      0.38/(d)/      0.51
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............         0.30          (0.46)         0.33          (0.65)          0.95           0.30
                                     --------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........         0.51          (0.09)         0.64          (0.38)          1.33           0.81
                                     --------------------------------------------------------------------------------------
Distributions from:
   Net investment income............            -          (0.19)        (0.32)         (0.29)         (0.39)         (0.51)
   Net realized gain on securities..            -              -             -          (0.75)         (0.07)             -
                                     --------------------------------------------------------------------------------------
   Total distributions..............            -          (0.19)        (0.32)         (1.04)         (0.46)         (0.51)
                                     --------------------------------------------------------------------------------------
Net asset value at end of period....     $  10.37       $   9.86      $  10.14       $   9.82       $  11.24       $  10.37
                                     --------------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................         5.17%         (0.94)%        6.54%/(e)/    (3.40)%        12.99%          8.17%
                                     --------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/........................         0.66%/(h)/     0.65%         0.66%          0.65%          0.66%          0.63%
Ratio of expenses to average net
 assets/(c)/........................         0.66%/(h)/     0.65%         0.66%          0.65%          0.66%          0.63%
Ratio of expense reductions to
 average net assets.................            -              -             -              -              -              -
Ratio of net investment income
 (loss) to average net assets/(b)/..         4.16%/(h)/     3.68%         3.03%          2.59%          3.54%          4.89%
Ratio of net investment income
 (loss) to average net assets/(c)/..         4.16%/(h)/     3.68%         3.03%          2.59%          3.54%             -
Portfolio turnover rate.............           72%            99%          216%/(f)/      169%/(f)/      209%/(f)/       91%/(f)/
Number of shares outstanding at
 end of period (000's)..............       10,691         11,775        13,361         14,904         17,836         12,993
Net assets at end of period (000's).     $110,861       $116,084      $135,549       $146,347       $200,412       $134,726

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2005 2004 2003 2002
                                              ---- ---- ---- ----
                 Government Securities Fund.. 216% 169% 201%  89%

/(g)/Unaudited
/(h)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                        Growth & Income Fund
                                          -------------------------------------------------------------------------------
                                            Six Months
                                              Ended                              Year Ended May 31,
                                           November 30,  ----------------------------------------------------------------
                                            2006/(g)/        2006          2005          2004          2003         2002
                                          ------------   --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period... $  14.70       $  14.02      $  12.87      $  11.32      $  12.87      $  14.84
                                          -------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........     0.09/(e)/      0.15/(e)/     0.19/(e)/     0.07/(e)/     0.09/(e)/     0.08
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................     1.37           0.60          1.15          1.55         (1.55)        (1.75)
                                          -------------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................     1.46           0.75          1.34          1.62         (1.46)        (1.67)
                                          -------------------------------------------------------------------------------
Distributions from:
   Net investment income.................        -          (0.07)        (0.19)        (0.07)        (0.09)        (0.09)
   Net realized gain on securities.......        -              -             -             -             -         (0.21)
                                          -------------------------------------------------------------------------------
   Total distributions...................        -          (0.07)        (0.19)        (0.07)        (0.09)        (0.30)
                                          -------------------------------------------------------------------------------
Net asset value at end of period......... $  16.16       $  14.70      $  14.02      $  12.87      $  11.32      $  12.87
                                          -------------------------------------------------------------------------------
TOTAL RETURN/(a)/........................     9.93%          5.36%        10.47%        14.33%       (11.31)%      (11.36)%
                                          -------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................     0.85%/(b)/     0.85%         0.85%         0.85%         0.85%         0.85%
Ratio of expenses to average net
 assets/(d)/.............................     0.90%/(b)/     0.89%         0.90%         0.89%         0.91%         0.87%
Ratio of expense reductions to average
 net assets..............................     0.01%/(b)/        -             -             -             -             -
Ratio of net investment income (loss)
 to average net assets/(c)/..............     1.18%/(b)/     1.04%         1.41%         0.55%         0.82%         0.59%
Ratio of net investment income (loss)
 to average net assets/(d)/..............     1.13%/(b)/     1.00%         1.35%         0.51%         0.76%            -
Portfolio turnover rate..................       87%           148%           74%          168%           97%          110%
Number of shares outstanding at end of
 period (000's)..........................    9,032          9,858        12,102        13,963        15,402        17,145
Net assets at end of period (000's)...... $145,993       $144,880      $169,724      $179,737      $174,359      $220,745

                                                                          Health Sciences Fund
                                          ----------------------------------------------------------------------------------
                                            Six Months
                                              Ended                                Year Ended May 31,
                                           November 30,   ------------------------------------------------------------------
                                            2006/(g)/          2006           2005           2004          2003        2002
                                          ------------    --------       --------       --------       -------       -------

PER SHARE DATA
Net asset value at beginning of period... $  10.64        $   9.49       $  10.06       $   7.98       $  7.76       $  8.93
                                          ----------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........    (0.05)/(e)/     (0.08)/(e)/    (0.08)/(e)/    (0.07)/(e)/   (0.05)/(e)/   (0.04)
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................     1.07            1.70          (0.02)          2.15          0.27         (1.13)
                                          ----------------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................     1.02            1.62          (0.10)          2.08          0.22         (1.17)
                                          ----------------------------------------------------------------------------------
Distributions from:
   Net investment income.................        -               -              -              -             -             -
   Net realized gain on securities.......        -           (0.47)         (0.47)             -             -             -
                                          ----------------------------------------------------------------------------------
   Total distributions...................        -           (0.47)         (0.47)             -             -             -
                                          ----------------------------------------------------------------------------------
Net asset value at end of period......... $  11.66        $  10.64       $   9.49       $  10.06       $  7.98       $  7.76
                                          ----------------------------------------------------------------------------------
TOTAL RETURN/(a)/........................     9.59%          16.94%         (1.23)%        26.07%         2.84%/(f)/  (13.10)%
                                          ----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................     1.17%/(b)/      1.16%          1.17%          1.15%         1.24%         1.22%
Ratio of expenses to average net
 assets/(d)/.............................     1.17%/(b)/      1.16%          1.17%          1.15%         1.24%         1.22%
Ratio of expense reductions to average
 net assets..............................     0.00%/(b)/      0.01%          0.01%          0.03%         0.03%         0.00%
Ratio of net investment income (loss)
 to average net assets/(c)/..............    (0.83)%/(b)/    (0.76)%        (0.80)%        (0.77)%       (0.75)%       (0.65)%
Ratio of net investment income (loss)
 to average net assets/(d)/..............    (0.83)%/(b)/    (0.76)%        (0.80)%        (0.77)%       (0.75)%           -
Portfolio turnover rate..................       26%             54%            49%            41%           48%           70%
Number of shares outstanding at end of
 period (000's)..........................   15,919          17,026         15,856         15,312         9,732         7,029
Net assets at end of period (000's)...... $185,632        $181,078       $150,541       $154,050       $77,673       $54,514

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                Inflation Protected Fund
                                                    ------------------------------------------------
                                                     Six Months
                                                       Ended         Year Ended   December 20, 2004*
                                                    November 30,      May 31,             to
                                                     2006/(f)/          2006         May 31, 2005
                                                    ------------    ----------    ------------------

PER SHARE DATA
Net asset value at beginning of period.............   $  9.60        $ 10.17           $ 10.00
                                                    ------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................      0.22/(d)/      0.43/(d)/         0.20/(d)/
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........      0.26          (0.68)             0.10
                                                    ------------------------------------------
   Total income (loss) from investment operations..      0.48          (0.25)             0.30
                                                    ------------------------------------------
Distributions from:
   Net investment income...........................         -          (0.32)            (0.13)
   Net realized gain on securities.................         -           0.00                 -
                                                    ------------------------------------------
   Total distributions.............................         -          (0.32)            (0.13)
                                                    ------------------------------------------
Net asset value at end of period...................   $ 10.08        $  9.60           $ 10.17
                                                    ------------------------------------------
TOTAL RETURN/(a)/..................................      5.00%         (2.44)%            3.00%
                                                    ------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......      0.65%/(g)/     0.65%             0.65%/(g)/
Ratio of expenses to average net assets/(c)/.......      1.06%/(g)/     1.02%             2.27%/(g)/
Ratio of expense reductions to average net assets..         -              -                 -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................      4.47%/(g)/     4.45%             4.67%/(g)/
Ratio of net investment income (loss) to average
 net assets/(c)/...................................      4.05%/(g)/     4.08%             3.05%/(g)/
Portfolio turnover rate............................        32%            13%               39%
Number of shares outstanding at end of period
 (000's)...........................................     1,650          1,668             1,069
Net assets at end of period (000's)................   $16,622        $16,016           $10,873

                                                                 International Equities Fund
                                                    -------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended                             Year Ended May 31,
                                                     November 30, -----------------------------------------------------------------
                                                      2006/(f)/      2006           2005          2004          2003        2002
                                                    ------------  --------      --------       --------      --------     --------

PER SHARE DATA
Net asset value at beginning of period............. $   9.79      $   7.56      $   6.80       $   5.50      $   6.67     $   8.78
                                                    -------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     0.10/(d)/     0.19/(d)/     0.16/(d)/      0.12/(d)/     0.09/(d)/    0.09
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........     0.86          2.09          0.73           1.29         (1.20)       (1.07)
                                                    -------------------------------------------------------------------------------
   Total income (loss) from investment operations..     0.96          2.28          0.89           1.41         (1.11)       (0.98)
                                                    -------------------------------------------------------------------------------
Distributions from:
   Net investment income...........................        -         (0.05)        (0.13)         (0.11)        (0.06)       (0.16)
   Net realized gain on securities.................        -             -             -              -             -        (0.97)
                                                    -------------------------------------------------------------------------------
   Total distributions.............................        -         (0.05)        (0.13)         (0.11)        (0.06)       (1.13)
                                                    -------------------------------------------------------------------------------
Net asset value at end of period................... $  10.75      $   9.79      $   7.56       $   6.80      $   5.50     $   6.67
                                                    -------------------------------------------------------------------------------
TOTAL RETURN/(a)/..................................     9.81%        30.32%        13.10%/(e)/    25.78%       (16.64)%     (10.66)%
                                                    -------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.52%/(g)/    0.56%         0.67%          0.61%         0.68%        0.78%
Ratio of expenses to average net assets/(c)/.......     0.52%/(g)/    0.56%         0.67%          0.61%         0.68%        0.78%
Ratio of expense reductions to average net assets..        -             -             -              -             -            -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     1.91%/(g)/    2.19%         2.17%          1.96%         1.71%        1.16%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     1.91%/(g)/    2.19%         2.17%          1.96%         1.71%           -
Portfolio turnover rate............................       27%           98%           68%            12%            0%          45%
Number of shares outstanding at end of period
 (000's)...........................................   89,341        83,906        65,340         29,964        16,491       15,226
Net assets at end of period (000's)................ $960,203      $821,577      $493,945       $203,768      $ 90,680     $101,562

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Unaudited
/(g)/Annualized


VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
------------------------------------------------------------------------------------------------------------------------------


                                                   International Government Bond Fund
                                        --------------------------------------------------------------------------------------
                                        Six Months Ended                              Year Ended May 31,
                                          November 30,    --------------------------------------------------------------------
                                           2006/(g)/        2006           2005           2004           2003           2002
                                        ----------------  --------       --------       --------       --------       --------

PER SHARE DATA
Net asset value at beginning of
 period................................     $  12.08      $  13.04       $  13.40       $  13.83       $  11.04       $  10.10
Income (loss) from investment
 operations:
   Net investment income (loss)........         0.25/(d)/     0.48/(d)/      0.50/(d)/      0.55/(d)/      0.05/(d)/      0.54
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies.........................         0.59         (0.17)          1.08          (0.25)          2.81           0.49
                                        ---------------------------------------------------------------------------------------
   Total income (loss) from investment
    operations.........................         0.84          0.31           1.58           0.30           2.86           1.03
                                        ---------------------------------------------------------------------------------------
Distributions from:
   Net investment income...............            -         (0.28)         (0.76)         (0.52)             -              -
   Net realized gain on securities.....            -         (0.99)         (1.18)         (0.21)         (0.07)         (0.09)
                                        ---------------------------------------------------------------------------------------
   Total distributions.................            -         (1.27)         (1.94)         (0.73)         (0.07)         (0.09)
                                        ---------------------------------------------------------------------------------------
Net asset value at end of period.......     $  12.92      $  12.08       $  13.04       $  13.40       $  13.83       $  11.04
                                        ---------------------------------------------------------------------------------------
TOTAL RETURN/(a)/......................         6.95%         2.65%/(e)/    12.30%          2.10%         25.96%         10.23%
                                        ---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/...........................         0.71%/(h)/    0.71%          0.69%          0.72%          0.77%          0.73%
Ratio of expenses to average net
 assets/(c)/...........................         0.71%/(h)/    0.71%          0.69%          0.72%          0.77%          0.73%
Ratio of expense reductions to
 average net assets....................            -             -              -              -              -              -
Ratio of net investment income
 (loss) to average net assets/(b)/.....         4.06%/(h)/    3.81%          3.77%          3.95%          4.81%          5.71%
Ratio of net investment income (loss)
 to average net assets/(c)/............         4.06%/(h)/    3.81%          3.77%          3.95%          4.81%             -
Portfolio turnover rate................           91%          198%           136%/(f)/      119%/(f)/       70%/(f)/      110%/(f)/
Number of shares outstanding at end of
 period (000's)........................       10,726        11,377         11,362         10,753         11,386          9,242
Net assets at end of period (000's)....     $138,541      $137,405       $148,171       $144,083       $157,478       $102,053

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                  2005 2004 2003 2002
                                                  ---- ---- ---- ----
             International Government Bond Fund.. 136% 119%  70% 110%

/(g)/Unaudited
/(h)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                              International Growth I Fund
                                  ---------------------------------------------------------------------------------
                                    Six Months
                                      Ended                                Year Ended May 31,
                                   November 30,    ----------------------------------------------------------------
                                    2006/(g)/          2006          2005          2004          2003         2002
                                  ------------     --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of
 period..........................   $  10.30       $   8.07      $   7.38      $   6.07      $   7.25      $   8.31
                                  ---------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..       0.03/(e)/      0.16/(e)/     0.08/(e)/     0.06/(e)/     0.08/(e)/     0.05
   Net realized and unrealized
    gain (loss) on investments
    and foreign currencies.......       1.18           2.12          0.69          1.31         (1.15)        (1.09)
                                  ---------------------------------------------------------------------------------
   Total income (loss) from
    investment operations........       1.21           2.28          0.77          1.37         (1.07)        (1.04)
                                  ---------------------------------------------------------------------------------
Distributions from:
   Net investment income.........          -          (0.05)        (0.08)        (0.06)        (0.11)        (0.02)
   Net realized gain on
    securities...................          -              -             -             -             -             -
                                  ---------------------------------------------------------------------------------
   Total distributions...........          -          (0.05)        (0.08)        (0.06)        (0.11)        (0.02)
                                  ---------------------------------------------------------------------------------
Net asset value at end of period.   $  11.51       $  10.30      $   8.07      $   7.38      $   6.07      $   7.25
                                  ---------------------------------------------------------------------------------
TOTAL RETURN/(a)/................      11.75%         28.35%        10.46%        22.57%       (14.76)%      (12.56)%
                                  ---------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets/(c)/.................       1.01%/(b)/     1.01%         1.03%         1.06%         1.06%         1.06%
Ratio of expenses to average
 net assets/(d)/.................       1.12%/(b)/     1.19%         1.29%         1.28%         1.36%         1.33%
Ratio of expense reductions to
 average net assets..............       0.00%/(b)/        -             -             -             -             -
Ratio of net investment income
 (loss) to
 average net assets/(c)/.........       0.52%/(b)/     1.71%         0.99%         0.83%         1.25%         0.67%
Ratio of net investment income
 (loss) to
 average net assets/(d)/.........       0.41%/(b)/     1.53%         0.73%         0.61%         0.95%            -
Portfolio turnover rate..........         36%            97%           94%          164%          192%          205%
Number of shares outstanding at
 end of period (000's)...........     50,397         48,065        46,352        52,010        56,825        60,441
Net assets at end of period
 (000's).........................   $580,087       $495,181      $374,189      $383,924      $345,213      $438,474
















                                       Large Cap Core Fund
                                  -----------------------------
                                    Six Months      December 5,
                                      Ended          2005* to
                                   November 30,       May 31,
                                    2006/(g)/          2006
                                  ------------     ------------

PER SHARE DATA
Net asset value at beginning of
 period..........................   $  10.10        $  10.00
                                  --------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..       0.06/(e)/       0.02/(e)/
   Net realized and unrealized
    gain (loss) on investments
    and foreign currencies.......       0.80            0.09
                                  --------------------------
   Total income (loss) from
    investment operations........       0.86            0.11
                                  --------------------------
Distributions from:
   Net investment income.........          -           (0.01)
   Net realized gain on
    securities...................          -               -
                                  --------------------------
   Total distributions...........          -           (0.01)
                                  --------------------------
Net asset value at end of period.   $  10.96        $  10.10
                                  --------------------------
TOTAL RETURN/(a)/................       8.51%           1.10%/(f)/
                                  --------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets/(c)/.................       0.85%/(b)/      0.85%/(b)/
Ratio of expenses to average
 net assets/(d)/.................       0.88%/(b)/      2.43%/(b)/
Ratio of expense reductions to
 average net assets..............       0.00%/(b)/         -
Ratio of net investment income
 (loss) to
 average net assets/(c)/.........       1.15%/(b)/      3.49%/(b)/
Ratio of net investment income
 (loss) to
 average net assets/(d)/.........       1.12%/(b)/      1.90%/(b)/
Portfolio turnover rate..........         13%              2%
Number of shares outstanding at
 end of period (000's)...........      9,277          17,431
Net assets at end of period
 (000's).........................   $101,692        $176,038

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                Large Capital Growth Fund
                                     -----------------------------------------
                                       Six Months                    December 20,
                                         Ended         Year Ended      2004* to
                                      November 30,      May 31,        May 31,
                                       2006/(g)/          2006           2005
                                     ------------     ----------     ------------

PER SHARE DATA
Net asset value at beginning of
 period.............................   $  10.43        $   9.85         $10.00
                                     -----------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....       0.02/(e)/       0.01/(e)/      0.01/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............       0.79            0.59          (0.16)
                                     -----------------------------------------
   Total income (loss) from
    investment operations...........       0.81            0.60          (0.15)
                                     -----------------------------------------
Distributions from:
   Net investment income............          -           (0.02)          0.00
   Net realized gain on securities..          -               -              -
                                     -----------------------------------------
   Total distributions..............          -           (0.02)          0.00
                                     -----------------------------------------
Net asset value at end of period....   $  11.24        $  10.43         $ 9.85
                                     -----------------------------------------
TOTAL RETURN/(a)/...................       7.77%           6.08%         (1.49)%
                                     -----------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................       0.75%/(b)/      0.79%          0.85%/(b)/
Ratio of expenses to average net
 assets/(d)/........................       0.75%/(b)/      1.33%          2.73%/(b)/
Ratio of expense reductions to
 average net assets.................       0.01%/(b)/         -              -
Ratio of net investment income
 (loss) to average net assets/(c)/..       0.38%/(b)/      0.30%          0.29%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..       0.38%/(b)/     (0.24)%        (1.59)%/(b)/
Portfolio turnover rate.............         48%            404%            45%
Number of shares outstanding at
 end of period (000's)..............     52,283          58,300          1,000
Net assets at end of period (000's).   $587,439        $608,299         $9,849

                                                                           Mid Cap Index Fund
                                     -----------------------------------------------------------------------------------------------
                                     Six Months Ended                                 Year Ended May 31,
                                       November 30,      ---------------------------------------------------------------------------
                                        2006/(g)/            2006           2005            2004            2003            2002
                                     ----------------    ----------      ----------      ----------      ----------      ----------

PER SHARE DATA
Net asset value at beginning of
 period.............................    $    23.72       $    21.46      $    19.41      $    15.62      $    18.01      $    19.82
                                     -----------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....          0.14/(e)/        0.25/(e)/       0.19/(e)/       0.14/(e)/       0.11/(e)/       0.13
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............          1.32             3.00            2.42            3.94           (1.88)           0.16
                                     -----------------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........          1.46             3.25            2.61            4.08           (1.77)           0.29
                                     -----------------------------------------------------------------------------------------------
Distributions from:
   Net investment income............             -            (0.11)          (0.19)          (0.15)          (0.10)          (0.14)
   Net realized gain on securities..             -            (0.88)          (0.37)          (0.14)          (0.52)          (1.96)
                                     -----------------------------------------------------------------------------------------------
   Total distributions..............             -            (0.99)          (0.56)          (0.29)          (0.62)          (2.10)
                                     -----------------------------------------------------------------------------------------------
Net asset value at end of period....    $    25.18       $    23.72      $    21.46      $    19.41      $    15.62      $    18.01
                                     -----------------------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................          6.16%           15.35%/(f)/     13.50%          26.22%          (9.50)%          2.03%
                                     -----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................          0.38%/(b)/       0.39%           0.40%           0.41%           0.45%           0.41%
Ratio of expenses to average net
 assets/(d)/........................          0.38%/(b)/       0.39%           0.40%           0.41%           0.45%           0.41%
Ratio of expense reductions to
 average net assets.................             -                -               -               -               -               -
Ratio of net investment income
 (loss) to average net assets/(c)/..          1.17%/(b)/       1.09%           0.95%           0.80%           0.77%           0.74%
Ratio of net investment income
 (loss) to average net assets/(d)/..          1.17%/(b)/       1.09%           0.95%           0.80%           0.77%              -
Portfolio turnover rate.............             6%              19%             14%             11%             10%             17%
Number of shares outstanding at
 end of period (000's)..............       104,411          101,116          89,704          80,118          70,135          64,086
Net assets at end of period (000's).    $2,629,549       $2,398,610      $1,925,334      $1,554,815      $1,095,294      $1,154,008

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                              Mid Cap Strategic Growth Fund
                                                    ------------------------------------------
                                                      Six Months
                                                        Ended       Year Ended    December 20, 2004*
                                                     November 30,    May 31,              to
                                                      2006/(e)/        2006          May 31, 2005
                                                    ------------   ----------     ------------------

PER SHARE DATA
Net asset value at beginning of period............. $  11.76        $   9.97            $10.00
                                                    ------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     0.00/(d)/       0.02/(d)/        (0.02)/(d)/
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........     0.42            1.77             (0.01)
                                                    ------------------------------------------
   Total income (loss) from investment operations..     0.42            1.79             (0.03)
                                                    ------------------------------------------
Distributions from:
   Net investment income...........................        -               -              0.00
   Net realized gain on securities.................        -               -                 -
                                                    ------------------------------------------
   Total distributions.............................        -               -              0.00
                                                    ------------------------------------------
Net asset value at end of period................... $  12.18        $  11.76            $ 9.97
                                                    ------------------------------------------
TOTAL RETURN/(a)/..................................     3.57%          17.95%            (0.28)%
                                                    ------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.81%/(f)/      0.84%             0.85%/(b)/
Ratio of expenses to average net assets/(c)/.......     0.81%/(f)/      1.39%             2.68%/(b)/
Ratio of expense reductions to average net assets..     0.01%/(f)/         -                 -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     0.08%/(f)/      0.60%            (0.37)%/(b)/
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     0.08%/(f)/      0.05%            (2.20)%/(b)/
Portfolio turnover rate............................      162%            486%               72%
Number of shares outstanding at end of period
 (000's)...........................................   25,959          30,660             1,000
Net assets at end of period (000's)................ $316,218        $360,613            $9,976

                                                                                   Money Market I Fund
                                                    -------------- -----------------------------------------------------------------
                                                      Six Months
                                                        Ended                             Year Ended May 31,
                                                     November 30,  ----------------------------------------------------------------
                                                      2006/(e)/        2006          2005          2004          2003        2002
                                                    ------------   --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period............. $   1.00       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                    -------------- -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     0.02/(d)/      0.04/(d)/     0.01/(d)/     0.01/(d)/     0.01/(d)/     0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........        -              -             -             -             -             -
                                                    -------------- -----------------------------------------------------------------
   Total income (loss) from investment operations..     0.02           0.04          0.01          0.01          0.01          0.02
                                                    -------------- -----------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.02)         (0.04)        (0.01)        (0.01)        (0.01)        (0.02)
   Net realized gain on securities.................        -              -             -             -             -             -
                                                    -------------- -----------------------------------------------------------------
   Total distributions.............................    (0.02)         (0.04)        (0.01)        (0.01)        (0.01)        (0.02)
                                                    -------------- -----------------------------------------------------------------
Net asset value at end of period................... $   1.00       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                    -------------- -----------------------------------------------------------------
TOTAL RETURN/(a)/..................................     2.41%          3.61%         1.46%         0.51%         1.00%         2.14%
                                                    -------------- -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.51%/(f)/     0.53%         0.57%         0.60%         0.59%         0.60%
Ratio of expenses to average net assets/(c)/.......     0.51%/(f)/     0.56%         0.61%         0.64%         0.64%         0.62%
Ratio of expense reductions to average net assets..        -              -             -             -             -             -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     4.77%/(f)/     3.56%         1.43%         0.51%         1.01%         2.07%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     4.77%/(f)/     3.54%         1.40%         0.47%         0.96%            -
Portfolio turnover rate............................      N/A            N/A           N/A           N/A           N/A           N/A
Number of shares outstanding at end of period
 (000's)...........................................  467,274        442,628       407,934       453,707       524,446       734,135
Net assets at end of period (000's)................ $467,274       $442,628      $407,933      $453,707      $524,446      $734,135

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited
/(f)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                            Nasdaq-100(R) Index Fund
                                                -------------------------------------------------------------------------------
                                                Six Months Ended                        Year Ended May 31,
                                                  November 30,    -------------------------------------------------------------
                                                   2006/(e)/          2006         2005         2004          2003        2002
                                                ----------------  -------      -------      -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period.........     $  4.38       $  4.28      $  4.11      $  3.36       $  3.40       $  5.09
                                                -------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)................        0.00/(d)/     0.00/(d)/    0.03/(d)/   (0.01)/(d)/   (0.01)/(d)/   (0.01)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies......        0.58          0.10         0.17         0.76         (0.03)        (1.68)
                                                -------------------------------------------------------------------------------
   Total income (loss) from investment
    operations.................................        0.58          0.10         0.20         0.75         (0.04)        (1.69)
                                                -------------------------------------------------------------------------------
Distributions from:
   Net investment income.......................           -         (0.00)       (0.03)           -             -             -
   Net realized gain on securities.............           -             -            -            -             -             -
                                                -------------------------------------------------------------------------------
   Total distributions.........................           -             -        (0.03)           -             -             -
                                                -------------------------------------------------------------------------------
Net asset value at end of period...............     $  4.96       $  4.38      $  4.28      $  4.11       $  3.36       $  3.40
                                                -------------------------------------------------------------------------------
TOTAL RETURN/(a)/..............................       13.24%         2.36%        4.81%       22.32%        (1.18)%      (33.20)%
                                                -------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...        0.65%/(f)/    0.61%        0.65%        0.63%         0.81%         0.77%
Ratio of expenses to average net assets/(c)/...        0.65%/(f)/    0.61%        0.65%        0.63%         0.81%         0.77%
Ratio of expense reductions to average net
 assets........................................           -             -            -            -             -             -
Ratio of net investment income (loss) to
 average net assets/(b)/.......................        0.03%/(f)/    0.07%        0.73%       (0.32)%       (0.48)%       (0.36)%
Ratio of net investment income (loss) to
 average net assets/(c)/.......................        0.03%/(f)/    0.07%        0.73%       (0.32)%       (0.48)%           -
Portfolio turnover rate........................           2%           14%           8%          14%            6%            2%
Number of shares outstanding at end of period
 (000's).......................................      17,745        18,856       21,147       22,672        15,570         7,786
Net assets at end of period (000's)............     $88,009       $82,519      $90,520      $93,089       $52,306       $26,449

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited
/(f)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                   Science & Technology Fund
                               ------------------------------------------------------------------------------------------------
                               Six Months Ended                                 Year Ended May 31,
                                 November 30,    ------------------------------------------------------------------------------
                                  2006/(e)/            2006             2005             2004             2003           2002
                               ----------------  ----------       ----------       ----------       ----------       ----------

PER SHARE DATA
Net asset value at beginning
 of period.................... $    11.50        $    11.27       $    11.08       $     9.14       $     9.56       $    17.28
                               ------------------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
   Net investment income
    (loss)....................      (0.02)/(d)/       (0.05)/(d)/      (0.00)/(d)/      (0.07)/(d)/      (0.05)/(d)/      (0.07)
   Net realized and
    uEnrealized gain (loss)
    on investments and
    foreign currencies........       1.25              0.28             0.19             2.01            (0.37)           (6.86)
                               ------------------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations.....       1.23              0.23             0.19             1.94            (0.42)           (6.93)
                               ------------------------------------------------------------------------------------------------
Distributions from:
   Net investment income......          -                 -                -                -                -                -
   Net realized gain on
    securities................          -                 -                -                -                -            (0.79)
                               ------------------------------------------------------------------------------------------------
   Total distributions........          -                 -                -                -                -            (0.79)
                               ------------------------------------------------------------------------------------------------
Net asset value at end of
 period....................... $    12.73        $    11.50       $    11.27       $    11.08       $     9.14       $     9.56
                               ------------------------------------------------------------------------------------------------
TOTAL RETURN/(a)/.............      10.70%             2.04%            1.71%           21.23%           (4.39)%         (41.26)%
                               ------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets/(b)/..............       1.01%/(f)/        1.01%            1.03%            1.01%            1.00%            1.00%
Ratio of expenses to average
 net assets/(c)/..............       1.01%/(f)/        1.01%            1.03%            1.02%            1.04%            1.02%
Ratio of expense reductions
 to average net assets........       0.02%/(f)/        0.02%            0.01%            0.01%            0.02%            0.00%
Ratio of net investment
 income (loss) to average
 net assets/(b)/..............      (0.41)%/(f)/      (0.42)%          (0.02)%          (0.68)%          (0.66)%          (0.59)%
Ratio of net investment
 income (loss) to average
 net assets/(c)/..............      (0.41)%/(f)/      (0.42)%          (0.02)%          (0.69)%          (0.71)%              -
Portfolio turnover rate.......         65%              117%              56%              56%              53%             104%
Number of shares outstanding
 at end of period (000's).....     80,324            89,433          107,429          126,963          129,123          129,126
Net assets at end of period
 (000's)...................... $1,022,259        $1,028,643       $1,210,236       $1,406,766       $1,180,380       $1,234,937

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited
/(f)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                       Small Cap Aggressive Growth Fund
                                     -----------------------------------
                                      Six Months
                                         Ended         December 5, 2005*
                                      November 30,            to
                                       2006/(g)/         May 31, 2006
                                     ------------      -----------------

PER SHARE DATA
Net asset value at beginning of
 period.............................   $  10.22             $ 10.00
                                     -----------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....      (0.04)/(e)/         (0.01)/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............          -                0.23
                                     -----------------------------------
   Total income (loss) from
    investment operations...........      (0.04)               0.22
                                     -----------------------------------
Distributions from:
   Net investment income............          -                   -
   Net realized gain on securities..          -                   -
                                     -----------------------------------
   Total distributions..............          -                   -
                                     -----------------------------------
Net asset value at end of period....   $  10.18             $ 10.22
                                     -----------------------------------
TOTAL RETURN/(a)/...................      (0.39)%              2.20%
                                     -----------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................       1.00%/(b)/          1.00%/(b)/
Ratio of expenses to average net
 assets/(d)/........................       1.09%/(b)/          3.18%/(b)/
Ratio of expense reductions to
 average net assets.................          -                   -
Ratio of net investment income
 (loss) to average net assets/(c)/..      (0.82)%/(b)/        (0.80)%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..      (0.91)%/(b)/        (2.98)%/(b)/
Portfolio turnover rate.............        136%                 28%
Number of shares outstanding at
 end of period (000's)..............      4,930               6,032
Net assets at end of period (000's).    $50,211             $61,659

                                                                        Small Cap Fund
                                     ----------------------------------------------------------------------------------------
                                     Six Months Ended                              Year Ended May 31,
                                       November 30,     ---------------------------------------------------------------------
                                        2006/(g)/           2006            2005         2004           2003          2002
                                     ----------------   -------------  -------------  -----------    -----------  -----------

PER SHARE DATA
Net asset value at beginning of
 period.............................     $  12.64       $  11.01       $   9.75       $   7.67       $   8.75       $   9.09
                                     --------------------------------  ------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....         0.01/(e)/      0.00/(e)/     (0.02)/(e)/    (0.04)/(e)/    (0.02)/(e)/    (0.01)
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............         0.43           1.63           1.28           2.12          (1.06)         (0.33)
                                     --------------------------------  ------------------------------------------------------
   Total income (loss) from
    investment operations...........         0.44           1.63           1.26           2.08          (1.08)         (0.34)
                                     --------------------------------  ------------------------------------------------------
Distributions from:
   Net investment income............            -              -              -              -              -              -
   Net realized gain on securities..            -              -              -              -              -              -
                                     --------------------------------  ------------------------------------------------------
   Total distributions..............            -              -              -              -              -              -
                                     --------------------------------  ------------------------------------------------------
Net asset value at end of period....     $  13.08       $  12.64       $  11.01       $   9.75       $   7.67       $   8.75
                                     --------------------------------  ------------------------------------------------------
TOTAL RETURN/(a)/...................         3.48%         14.80%         12.92%/(f)/    27.12%        (12.34)%        (3.74)%
                                     --------------------------------  ------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................         0.95%/(b)/     0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of expenses to average net
 assets/(d)/........................         1.01%/(b)/     1.02%          1.05%          1.04%          1.06%          1.06%
Ratio of expense reductions to
 average net assets.................            -              -              -              -              -              -
Ratio of net investment income
 (loss) to average net assets/(c)/..         0.09%/(b)/    (0.02)%        (0.17)%        (0.39)%        (0.29)%        (0.15)%
Ratio of net investment income
 (loss) to average net assets/(d)/..         0.03%/(b)/    (0.09)%        (0.27)%        (0.48)%        (0.40)%            -
Portfolio turnover rate.............           47%            83%           119%            66%            74%            68%
Number of shares outstanding at
 end of period (000's)..............       43,479         48,356         55,101         62,391         69,895         75,125
Net assets at end of period (000's).     $568,855       $611,356       $606,923       $608,133       $535,870       $657,045

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions. /(g)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                    Small Cap Index Fund
                                     ---------------------------------------------------------------------------------
                                     Six Months Ended                         Year Ended May 31,
                                       November 30,   ----------------------------------------------------------------
                                        2006/(f)/         2006          2005          2004          2003         2002
                                     ---------------- --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of
 period............................. $    17.24       $  15.16      $  13.97      $  10.86      $  11.97      $  14.11
                                     ---------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....       0.12/(e)/      0.15/(e)/     0.11/(e)/     0.08/(e)/     0.09/(e)/     0.13
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............       1.54           2.51          1.21          3.13         (1.12)        (0.32)
                                     ---------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........       1.66           2.66          1.32          3.21         (1.03)        (0.19)
                                     ---------------------------------------------------------------------------------
Distributions from:
   Net investment income............          -          (0.07)        (0.13)        (0.10)        (0.08)        (0.13)
   Net realized gain on securities..          -          (0.51)            -             -             -         (1.82)
                                     ---------------------------------------------------------------------------------
   Total distributions..............          -          (0.58)        (0.13)        (0.10)        (0.08)        (1.95)
                                     ---------------------------------------------------------------------------------
Net asset value at end of period.... $    18.90       $  17.24      $  15.16      $  13.97      $  10.86      $  11.97
                                     ---------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................       9.63%         17.84%         9.46%        29.62%        (8.55)%       (1.08)%
                                     ---------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................       0.43%/(b)/     0.45%         0.46%         0.48%         0.52%         0.48%
Ratio of expenses to average net
 assets/(d)/........................       0.43%/(b)/     0.45%         0.46%         0.48%         0.52%         0.48%
Ratio of expense reductions to
 average net assets.................          -              -             -             -             -             -
Ratio of net investment income
 (loss) to average net assets/(c)/..       1.41%/(b)/     0.90%         0.78%         0.65%         0.93%         1.03%
Ratio of net investment income
 (loss) to average net assets/(d)/..       1.41%/(b)/     0.90%         0.78%         0.65%         0.93%            -
Portfolio turnover rate.............         18%            22%           18%           15%           35%           34%
Number of shares outstanding at
 end of period (000's)..............     59,503         57,051        45,300        34,417        24,411        21,473
Net assets at end of period (000's). $1,124,538       $983,742      $686,567      $480,867      $265,018      $257,046

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                            Small Cap Special                Small Cap Strategic
                                               Values Fund                       Growth Fund
                                     --------------------------       ---------------------------
                                       Six Months      December 5,      Six Months        December 5,
                                         Ended          2005* to          Ended            2005* to
                                      November 30,       May 31,       November 30,         May 31,
                                       2006/(f)/          2006          2006/(f)/            2006
                                     ------------     -----------     ------------      -----------

PER SHARE DATA
Net asset value at beginning of
 period.............................   $  10.59        $  10.00         $  10.33         $  10.00
                                     --------------------------       ---------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....       0.05/(e)/       0.02/(e)/       (0.01)/(e)/       0.00/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............       0.97            0.58             0.27             0.33
                                     --------------------------       ---------------------------
   Total income (loss) from
    investment operations...........       1.02            0.60             0.26             0.33
                                     --------------------------       ---------------------------
Distributions from:
   Net investment income............          -           (0.01)               -                -
   Net realized gain on securities..          -               -                -                -
                                     --------------------------       ---------------------------
   Total distributions..............          -           (0.01)               -                -
                                     --------------------------       ---------------------------
Net asset value at end of period....   $  11.61        $  10.59         $  10.59         $  10.33
                                     --------------------------       ---------------------------
TOTAL RETURN/(a)/...................       9.63%           6.02%/(f)/       2.52%            3.30%
                                     --------------------------       ---------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/............       0.89%/(g)/      0.90%/(g)/       1.00%/(g)/       1.00%/(g)/
Ratio of expenses to
 average net assets/(d)/............       0.89%/(g)/      2.30%/(g)/       1.00%/(g)/       2.49%/(g)/
Ratio of expense reductions to
 average net assets.................       0.01%/(g)/         -                -                -
Ratio of net investment income
 (loss) to average net assets/(c)/..       0.89%/(g)/      2.91%/(g)/      (0.17)%/(g)/     (0.49)%/(g)/
Ratio of net investment income
 (loss) to average net assets/(d)/..       0.89%/(g)/      1.51%/(g)/      (0.17)%/(g)/     (1.98)%/(g)/
Portfolio turnover rate.............         44%            132%              43%             277%
Number of shares outstanding at
 end of period (000's)..............     32,620          35,239           16,098           18,720
Net assets at end of period (000's).   $378,863        $373,291         $170,447         $193,337

                                                                Social Awareness Fund
                                     -------------------------------------------------------------------------------
                                       Six Months
                                         Ended                             Year Ended May 31,
                                      November 30, ----------------------------------------------------------------
                                       2006/(f)/       2006          2005          2004          2003         2002
                                     ------------  --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of
 period............................. $  20.82      $  19.38      $  18.28      $  15.73      $  17.66      $  21.01
                                     -------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....     0.14/(e)/     0.26/(e)/     0.27/(e)/     0.16/(e)/     0.16/(e)/     0.13
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............     2.16          1.30          1.09          2.55         (1.60)        (2.76)
                                     -------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........     2.30          1.56          1.36          2.71         (1.44)        (2.63)
                                     -------------------------------------------------------------------------------
Distributions from:
   Net investment income............        -         (0.12)        (0.26)        (0.16)        (0.15)        (0.14)
   Net realized gain on securities..        -             -             -             -         (0.34)        (0.58)
                                     -------------------------------------------------------------------------------
   Total distributions..............        -         (0.12)        (0.26)        (0.16)        (0.49)        (0.72)
                                     -------------------------------------------------------------------------------
Net asset value at end of period.... $  23.12      $  20.82      $  19.38      $  18.28      $  15.73      $  17.66
                                     -------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................    11.05%         8.09%         7.47%        17.27%        (7.89)%      (12.77)%
                                     -------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/............     0.63%/(g)/    0.63%         0.63%         0.63%         0.65%         0.61%
Ratio of expenses to
 average net assets/(d)/............     0.63%/(g)/    0.63%         0.63%         0.63%         0.65%         0.61%
Ratio of expense reductions to
 average net assets.................     0.01%/(g)/       -             -             -             -             -
Ratio of net investment income
 (loss) to average net assets/(c)/..     1.30%/(g)/    1.30%         1.42%         0.89%         1.05%         0.69%
Ratio of net investment income
 (loss) to average net assets/(d)/..     1.30%/(g)/    1.30%         1.42%         0.89%         1.05%            -
Portfolio turnover rate.............       76%          139%           53%           79%           58%           40%
Number of shares outstanding at
 end of period (000's)..............   18,172        18,349        20,461        21,814        22,221        23,444
Net assets at end of period (000's). $420,097      $382,067      $396,563      $398,820      $349,610      $414,108

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited
/(g)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                           Stock Index Fund
                                     ------------------------------------------------------------------------------------------
                                     Six Months Ended                             Year Ended May 31,
                                       November 30,   -------------------------------------------------------------------------
                                        2006/(f)/          2006            2005           2004            2003           2002
                                     ---------------- ----------      ----------     ----------      ----------      ----------

PER SHARE DATA
Net asset value at beginning of
 period............................. $    33.87       $    32.17      $    30.74     $    26.51      $    30.11      $    36.89
                                     ------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....       0.28/(e)/        0.53/(e)/     0.54/ (e)/       0.39/(e)/       0.35/(e)/       0.33
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............       3.49             2.11            1.88           4.33           (2.97)          (5.45)
                                     ------------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........       3.77             2.64            2.42           4.72           (2.62)          (5.12)
                                     ------------------------------------------------------------------------------------------
Distributions from:
   Net investment income............          -            (0.25)          (0.54)         (0.39)          (0.34)          (0.34)
   Net realized gain on securities..          -            (0.69)          (0.45)         (0.10)          (0.64)          (1.32)
                                     ------------------------------------------------------------------------------------------
   Total distributions..............          -            (0.94)          (0.99)         (0.49)          (0.98)          (1.66)
                                     ------------------------------------------------------------------------------------------
Net asset value at end of period.... $    37.64       $    33.87      $    32.17     $    30.74      $    26.51      $    30.11
                                     ------------------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................      11.13%            8.27%           7.89%         17.90%          (8.44)%        (14.16)%
                                     ------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/............       0.35%/(g)/       0.36%           0.38%          0.38%           0.40%           0.37%
Ratio of expenses to
 average net assets/(d)/............       0.35%/(g)/       0.36%           0.38%          0.38%           0.40%           0.37%
Ratio of expense reductions to
 average net assets.................          -                -               -              -               -               -
Ratio of net investment income
 (loss) to average net assets/(c)/..       1.60%/(g)/       1.57%           1.72%          1.33%           1.39%           1.01%
Ratio of net investment income
 (loss) to average net assets/(d)/..       1.60%/(g)/       1.57%           1.72%          1.33%           1.39%              -
Portfolio turnover rate.............          2%               7%              5%             3%              6%              6%
Number of shares outstanding at
 end of period (000's)..............    135,804          140,078         138,996        137,616         136,800         135,870
Net assets at end of period (000's). $5,112,253       $4,744,289      $4,471,146     $4,230,395      $3,627,137      $4,091,054

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited
/(g)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                              VALIC Ultra Fund
                                     -----------------------------
                                        Six Months        December 5,
                                          Ended            2005* to
                                       November 30,         May 31,
                                        2006/(g)/            2006
                                     ------------       -----------

PER SHARE DATA
Net asset value at beginning of
 period.............................  $     9.22        $    10.00
                                     -----------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....       (0.01)/(e)/        0.01/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............        0.21             (0.79)
                                     -----------------------------
   Total income (loss) from
    investment operations...........        0.20             (0.78)
                                     -----------------------------
Distributions from:
   Net investment income............           -                 -
   Net realized gain on securities..           -                 -
                                     -----------------------------
   Total distributions..............           -                 -
                                     -----------------------------
Net asset value at end of period....  $     9.42        $     9.22
                                     -----------------------------
TOTAL RETURN/(a)/...................        2.17%            (7.80)%
                                     -----------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................        0.93%/(b)/        0.93%/(b)/
Ratio of expenses to average net
 assets/(d)/........................        0.93%/(b)/        1.39%/(b)/
Ratio of expense reductions to
 average net assets.................           -                 -
Ratio of net investment income
 (loss) to average net assets/(c)/..       (0.13)%/(b)/       1.55%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..       (0.13)%/(b)/       1.09%/(b)/
Portfolio turnover rate.............          66%               38%
Number of shares outstanding at
 end of period (000's)..............     114,024           127,742
Net assets at end of period (000's).  $1,073,785        $1,177,556

                                                                            Value Fund
                                     -----------------------------------------------------------------------------------------
                                      Six Months
                                        Ended                           Year Ended May 31,                  December 31, 2001*
                                     November 30,    -----------------------------------------------------          to
                                      2006/(g)/           2006          2005          2004         2003        May 31, 2002
                                     ------------    ------------   ------------  -----------  ----------- -------------------

PER SHARE DATA
Net asset value at beginning of
 period.............................   $ 12.19       $  11.15       $  9.99       $  8.62      $  9.69           $ 10.00
                                     ------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....      0.03/(e)/      0.14/(e)/     0.06/(e)/     0.08/(e)/    0.07/(e)/         0.02
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............      1.27           1.07          1.42          1.38        (1.05)            (0.31)
                                     ------------------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........      1.30           1.21          1.48          1.46        (0.98)            (0.29)
                                     ------------------------------------------------------------------------------------
Distributions from:
   Net investment income............         -          (0.05)        (0.01)        (0.09)       (0.06)            (0.02)
   Net realized gain on securities..         -          (0.12)        (0.31)            -        (0.03)                -
                                     ------------------------------------------------------------------------------------
   Total distributions..............         -          (0.17)        (0.32)        (0.09)       (0.09)            (0.02)
                                     ------------------------------------------------------------------------------------
Net asset value at end of period....   $ 13.49       $  12.19       $ 11.15       $  9.99      $  8.62           $  9.69
                                     ------------------------------------------------------------------------------------
TOTAL RETURN/(a)/...................     10.66%         10.92%/(f)/   14.83%/(f)/   17.01%      (10.01)%           (2.89)%
                                     ------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................      1.01%/(b)/     0.92%         1.28%         1.32%        1.50%             1.46%/(b)/
Ratio of expenses to average net
 assets/(d)/........................      1.01%/(b)/     0.92%         1.39%         1.32%        1.50%             1.46%/(b)/
Ratio of expense reductions to
 average net assets.................         -              -             -             -            -                 -
Ratio of net investment income
 (loss) to average net assets/(c)/..      0.51%/(b)/     1.29%         0.60%         0.89%        0.94%             0.52%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..      0.50%/(b)/     1.29%         0.49%         0.89%        0.94%                -
Portfolio turnover rate.............        51%            76%          144%           36%          40%               20%
Number of shares outstanding at
 end of period (000's)..............     6,262         16,214         2,053         1,448        1,291             1,121
Net assets at end of period (000's).   $84,498       $197,648       $22,890       $14,472      $11,134           $10,855

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Unaudited

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (Unaudited)
--------------------------------------------------------------------------------


 At a meeting held on July 17-18, 2006, the Board of Directors (the "Board"), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), approved with respect to each Fund the Investment Advisory Agreement between the Variable Annuity Life Insurance Company ("VALIC") and VC I (the "Advisory Agreement") and the investment sub-advisory agreements between VALIC and each of the following sub-advisers of VC I (collectively, the "Sub-advisory Agreements"): AIG Global Investment Corp. ("AIGGIC"), AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), A I M Capital Management, Inc. ("AIM"), American Century Global Investment Management, Inc. ("American Century Global"), American Century Investment Management, Inc. ("American Century"), Brazos Capital Management, L.P. ("Brazos Capital"), Credit Suisse Asset Management, LLC ("Credit Suisse"), Franklin Portfolio Associates, LLC ("Franklin Portfolio"), Massachusetts Financial Services Company ("MFS"), Morgan Stanley Investment Management, Inc. d/b/a Van Kampen ("Van Kampen"), OppenheimerFunds, Inc. ("Oppenheimer"), RCM Capital Management LLC ("RCM"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), WM Advisors, Inc. ("WMA") and Wellington Management Company, LLP ("Wellington"), (collectively referred to as the "Sub-advisers"). The Board, including the Independent Directors, also approved a new Sub-advisory agreement between VALIC and Bridgeway Capital Management, Inc. ("Bridgeway") with respect to The Small Cap Fund.

 In addition, at a meeting held on October 17-18, 2006, the Board, including the Independent Directors, approved (a) new investment sub-advisory agreements (or amendments thereto) between VALIC and each of the following sub-advisers:
WMA with respect to the Core Equity Fund and Wellington Management with respect to the Science & Technology Fund (also "Sub-advisory Agreements"); and
(b) Interim and Definitive Investment Sub-advisory Agreements between VALIC and Wells Capital Management Incorporated ("WellsCap") with respect to the Small Cap Aggressive Growth Fund ("Interim Sub-advisory Agreement" and "Definitive Sub-advisory Agreement").

 The Board considered that the existing Sub-Advisory Agreement with WMA would terminate upon the effective date of a change of control transaction in which WMA was to be acquired by Principal Financial Group. Upon the termination of the existing Sub-Advisory Agreement, the new Sub-Advisory Agreement with WMA would become effective. WMA reported that the change of control transaction would not have a material effect on WMA's ability to continue to manage the Portfolio, though WMA planned to change its name subsequent to the closing of the transaction. The new Sub-Advisory Agreement became effective upon such closing, which occurred on December 29, 2006.

 The Board considered an amendment to the Sub-Advisory Agreement with Wellington Management that provided that Wellington Management would serve as a sub-adviser to the Science & Technology Fund. The addition of Wellington Management made it the third sub-adviser to the Fund. The Board considered the Interim and Definitive Sub-Advisory Agreements with WellsCap that provided that WellsCap would serve the sub-adviser to the Small Cap Aggressive Growth Fund, replacing Credit Suisse.

 The Investment Advisory Agreement, Interim Sub-advisory Agreement, Definitive Sub-advisory Agreement and Sub-advisory Agreements are collectively referred to as the "Advisory Contracts."

 In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided by (as the case may be) by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC's and the Sub-advisers' management of the Funds, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Sub-Advisor Expense Group/Universe"), as selected by Lipper, Inc.; (3) the investment performance of the Funds, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against each Fund's benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (5) the terms of the Advisory Contracts;
(6) whether the Funds will benefit from possible economies of scale; (7) the profitability of VALIC and the Sub-advisers; and (8) information regarding VALIC and each of the Sub-advisers' compliance and regulatory history.

 The Board was advised that each Sub-adviser completed detailed questionnaires and their responses were reviewed by management and counsel to the Independent Directors. The Board was advised of the various factors that they should consider in its review of the Advisory Contracts.

 The Board also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions during which such independent counsel provided guidance to the Independent Directors.

 Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their familiarity with VALIC's management through Board meetings, discussions and reports during the preceding year. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers and in recommending to the Board changes/replacements when deemed appropriate. The Board also noted that VALIC's and the Sub-advisers' management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds' prospectus and statement of additional information.

 The Board also noted that VALIC personnel meet on a periodic basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-a-vis competitors. In addition, it was considered that VALIC works to develop marketing strategies to promote an identity for the Funds separate and apart from the insurance products and the employer-sponsored retirement plans. The Board also considered VALIC's financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund.

 With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed the qualifications, background and responsibilities of each Sub-adviser's investment and compliance personnel who are or would be responsible for providing investment management services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also noted each Sub-adviser's brokerage practices.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 The Board considered VALIC's and each Sub-adviser's history and investment experience. With respect to Bridgeway and in addition to the considerations described above, the Board noted that Bridgeway would be share investment management responsibilities with other Sub-advisers with respect to the Small Cap Fund. The Board also noted that (1) certain Sub-advisers of The Small Cap Fund would not accept additional Fund assets, (2) Bridgeway would initially manage a small percentage of the Fund's assets, and (3) Bridgeway's investment strategy and expertise. Management also reported that the addition of Bridgeway to The Small Cap Fund would keep the Fund squarely in the small cap blend asset category while increasing the available range of companies in which the Fund will be invested.

 It was also noted that VALIC is paid approximately $132,000 for providing transfer agency and related services to the Funds. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that VALIC pays AIG SAAMCo, an affiliate, an annual fee of approximately 0.07% based on each fund's average daily net assets, for the provision of certain accounting and administrative services to those funds.

 With respect to the Interim Sub-advisory Agreement, based on management's discussion of the Advisory Contracts and WellsCap's presentation, the Board, including a majority of the Independent Directors, concluded that the scope and quality of advisory services under the Interim Sub-advisory Agreement are at least equivalent to the scope and quality of services under the sub-advisory agreement with Credit Suisse, the prior sub-adviser.

 Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund's total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Group and, in some cases as noted below, the Subadvisor Expense Universe. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

 In addition, the Board noted that management had agreed to reduce the expense caps of the Blue Chip Growth Fund, Value Fund, and the Money Market I Fund. The total expense information, advisory fee information, and sub-advisory fee information considered by the Boards, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the Lipper reports was based on the most recently available audited annual reports, May 31, 2005.

 The Board received and reviewed information prepared by management and by Lipper regarding the Funds' investment performance compared against their benchmarks and other funds in their respective Performance Groups and Performance Universes. It was noted that Performance information provided by Lipper is through the period ended April 30, 2006 and the benchmark information presented by management was through the period June 30, 2006.

   . Asset Allocation Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund's actual sub-advisory fee was below the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe.

     The Board considered that the Fund's performance slightly trailed the Lipper Flexible Portfolio Fund Index and the medians of its Performance Group/Universe for the one- and three-year periods but exceeded such index and the Performance Group/Universe for the five-year period. Furthermore, the Board noted that the Fund outperformed its blended index for the one-, three- and five-year periods. The blended index is comprised of the S&P 500(R) Index (55%), the Lehman Brothers Aggregate Bond Index (35%) and the New York City 30 Day Certificate of Deposit Primary Offering Rate ("NYC 30-Day CD Rate") (10%). The Board concluded that the Fund's performance has been satisfactory.

   . Blue Chip Growth Fund (subadvised by T. Rowe Price). The Board considered that the Fund's total expenses and actual advisory fees were slightly above the medians of its Expense Group/Universe. It noted that the Fund had approximately $67 million in assets as of June 30, 2006 and that total expenses would likely drop below the medians as the Fund's grow. In addition, the Board considered that management agreed to reduce the Fund's total expense cap effective October 2006 to 0.95%, which would bring the Fund's total expenses below the median. In addition, the Board noted that the Fund's actual sub-advisory fees were slightly below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance trailed the Lipper Large Cap Growth Index and the median of its Performance Universe for the one- and three-year periods. It was also noted that the Fund's performance exceeded the median of its Performance Group for the three-year period, but slightly trailed such median for the one-year period. Additionally, it was noted that the Fund's performance exceeded the Lipper index and the Performance Group/Universe for the five-year period. The Board noted that the Fund underperformed the S&P(R) 500 Index for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory.

   . Capital Conservation Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were slightly above the medians of its Expense Group/Universe. The Board noted that the Fund's sub-advisory fees were slightly above the median of the Subadvisor Expense Group. The Board also noted that VALIC proposed and the Board approved the institution of breakpoints to the Fund's contractual advisory fee.

     The Board considered that the Fund's performance exceeded the Lipper A Rated Bond Fund Index and the medians of its Performance Group/ Universe for the one-year period but trailed the index and medians for the three- and five-year periods. In addition, the Board noted that the Fund slightly trailed its benchmark, the Lehman Brothers Aggregate Bond Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory.

   . Core Equity Fund (subadvised by Wellington and WMA). The Board considered that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. The Board noted that the Fund's sub-advisory fees were below the median of its Subadvisor Expense Group/Universe. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance trailed the Lipper Large Cap Core Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund's performance trailed its benchmark, the S&P 500(R) Index for the one-, three- and five-year periods. The

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

     Directors also noted the Fund's more recent short-term performance. The Board noted management's discussion of the Fund's performance, Wellington's discussion, and concluded that the Fund's underperformance is being addressed.

   . Core Value Fund (subadvised by American Century). The Board considered that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. The Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance trailed the Lipper Multi-Cap Value Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund outperformed its benchmark, the S&P 500(R) Index, for the three- and five-year periods but trailed the benchmark for the one-year period. The Directors noted management's discussion of its monitoring of the Fund's performance and the recent changes made to the Fund's investment strategy and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Government Securities Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were slightly below the medians of its Expense Group/Universe. The Board considered that the Fund's sub-advisory fees were above the median of its Subadvisor Expense Group, noting the relatively small number of funds in the Subadvisor Expense Group. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance slightly trailed the Lipper General U.S. Government Fund Index and the medians of its Performance Group/Universe for the one- and three-year periods, but exceeded the index and medians for the five-year period. In addition, the Board noted that the Fund slightly trailed its benchmark, the Lehman Brothers U.S. Government Bond Index, for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Growth & Income Fund (subadvised by AIG SAAMCo). The Board considered that the Fund's total expenses were at the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were at the median of its Expense Group and above the median of its Expense Universe. The Board noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance trailed the Lipper Large Cap Core Index and the medians of its Performance Group/Universe for the one- and three-year periods. In addition, for the five-year period, the Board noted that the Fund trailed the index and the median of its Performance Universe but outperformed its Performance Group. The Board also noted that the Fund trailed its benchmark, the S&P 500(R) Index, for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance, AIG SAAMCo's discussion, and concluded that the Fund's underperformance is being addressed.

   . Health Sciences Fund (subadvised by T. Rowe Price). The Board considered that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe, and that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. With respect to sub-advisory fees, it was reported that there were too few comparable funds for the third party provider of investment management information to compose a Subadvisor Expense Group/Universe sufficient to provide meaningful comparisons.

     The Board considered that the Fund's performance exceeded the medians of its Performance Group/Universe for the one- and three-year periods and was at or exceeded such medians for the five-year period. The Board also noted that the Fund trailed the S&P 500 Healthcare Sector Index for the one-, three- and five-year periods. The Directors noted management's discussion of the Fund's performance and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Inflation Protected Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses and actual advisor fees were slightly below the medians of its Expense Group/Universe. With respect to sub-advisory fees, it was reported that there were too few comparable funds for the third party provider of investment management information to compose a Subadvisor Expense Group/Universe sufficient to provide meaningful comparisons.

     The Board noted that the Fund's performance trailed the Lipper General US Government Bond Index, the medians of its Performance Group/Universe, and its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index, for the one-year period. The Directors noted management's discussion of the Fund's performance including its continued monitoring of the Fund and concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . International Equities Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses were below the median of its Expense Universe and above the median of its Expense Group and that the Fund's actual advisory fees were at or slightly above the medians of its Expense Group/Universe. The Board noted the relatively small number of funds in the Expense Group. The Board noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded the Lipper International Core Index and the medians of its Performance Group/Universe for the one-year period but trailed the index and medians for the three- and five-year periods. The Board noted that there were a limited number of peers in the Fund's Performance Group, such that a meaningful comparison was difficult. In addition, the Board considered that the Fund outperformed its benchmark, the Morgan Stanley Capital International Europe, Australasia Far East Index ("MSCI EAFE Index"), for the one-year period but trailed the benchmark for the three- and five-year periods. The Directors noted management's discussion of the Fund's performance including its continued monitoring of the Fund and concluded that the Fund's performance is satisfactory in light of all factors considered.

   . International Government Bond Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. In addition, it was noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded the Lipper Global Income Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund slightly trailed its blended benchmark for the one- and three-year periods and slightly outperformed the

  247

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------

     blended benchmark for the five-year period, which blended benchmark is comprised of the JP Morgan Emerging Markets Bond Index Plus (EMBI+)
     (30%) and the JP Morgan Government Bond Index Plus (GBI+) (70%). The Board concluded that the Fund's performance was satisfactory in light of all factors considered.

   . International Growth I Fund (subadvised by American Century Global, AIM and MFS). The Board considered that the Fund's total expenses were below the medians of its Expense Group/Universe and that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. The Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance trailed the Lipper International Growth Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund underperformed its benchmark, the MSCI EAFE Index, for the one-, three- and five-year periods. The Directors also noted the Fund's improved performance in the short-term. The Directors noted that the performance of the new Sub-advisers was not reflected in the performance information. The Board concluded that appropriate action had been taken to address the Fund's performance. The Directors noted management's discussion of the Fund's performance including its continued monitoring of the Fund and concluded that the Fund's performance is satisfactory in light of all factors considered.

   . Large Capital Growth Fund (subadvised by AIG SAAMCo and AIM). The Board considered that the Fund's total expenses were below the medians of its Expense Group/Universe and that actual advisory fees were at or above the medians of its Expense Group/Universe. The Board considered that it approved lower advisory fees in January 2006, which changes are not reflected in the Lipper data. In addition, the Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance trailed the Lipper Large Cap Growth Index, the Russell 1000 Growth Index, and the median of its Performance Universe for the one-year period and that the Fund's performance was at the median of its Performance Group for that period. The Board concluded that the Fund's performance was satisfactory in light of all factors considered.

   . Mid Cap Index Fund (subadvised by AIGGIC). The Board considered that the
     Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance slightly trailed the Lipper Mid Cap Index for the one-, three- and five-year periods and slightly outperformed the median of its Performance Group for the same periods. The Board also noted that the Fund slightly trailed its benchmark, the S&P Mid Cap 400 Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Mid Cap Strategic Growth Fund (subadvised by Brazos Capital and Van
     Kampen). The Board considered that the Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund outperformed the Lipper Mid Cap Growth Index and the medians of its Performance Group/Universe for the one-year period. The Board also noted that the Fund slightly outperformed its benchmark, the Russell MidCap Growth Index, for the one-year period. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Money Market I Fund (subadvised by AIG SAAMCo). The Board considered that the Fund's total expenses and actual advisory fees were slightly above the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were at or above the medians of its Subadvisor Expense Group/Universe. The Board noted that the Lipper data does not reflect the lower expense cap and lower advisory fees that went into effect on October 1, 2005.

     The Board considered that the Fund underperformed the Lipper Money Market Index and the median of its Performance Group for the one-, three- and five-year periods. It also noted that the Fund's performance trailed the median of its Performance Universe for the five-year period and was at or above such median for the one- and three-year periods. In addition, the Board noted that the Fund slightly underperformed its benchmark, the NYC 30-Day CD Rate, for the one-, three- and five-year periods. The Board took into account the proposed reduction of the expense cap and the potential effect of such reductions on the Fund's performance. The Directors also noted the relatively small range of returns among the Fund's peer group. The Board concluded that appropriate action has been taken to address the Fund's performance.

   . Nasdaq-100 Index Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were above the medians of its Expense Group/Universe. The Board considered management's discussion of the appropriateness of the peer group chosen for the Fund. The Board noted that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance trailed the Lipper Multi-Cap Growth Index and the median of its Performance Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund lagged its benchmark, the Nasdaq-100 Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Science & Technology Fund (subadvised by T. Rowe Price and RCM). The Board considered that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. The Board noted that the Fund's current sub-advisory fees were below the median of its Subadvisor Expense Group.

     The Board considered that management had proposed Wellington Management as a third Sub-adviser to the Fund, joining T. Rowe and RCM. The Board considered that the Fund's sub-advisory fees, assuming each Sub-adviser manages one-third of the Fund's assets, will slightly decrease (by approximately 0.02%) once Wellington Management assumes sub-advisory responsibilities. The Board noted that the Fund's actual and contractual sub-advisory fees were above the median of its Sub-advisory Expense Group/Universe.

     The Board considered that the Fund's performance exceeded the S&P Information Technology Index for the one- and three-year periods but trailed the index for the five-year period. It also noted that the Fund's performance trailed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Directors took into account management's plans for the Fund and concluded that the Fund's performance was satisfactory in light of all factors considered.

                                                                            248

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


     The Board considered management's report that adding a third Sub-adviser and dividing the assets among the three Sub-advisers would continue to diversify the Fund. Further, the Board considered management presentation of quantitative analyses that reflect that the Fund would have had significantly stronger performance if each of the Sub-advisers had managed one-third of the Fund's assets over the one- and three-year periods. The Board also considered Wellington Management's performance with a portfolio managed similar to the Fund and noted that the other portfolio had exceeded the performance of the Fund and the average of the Morningstar Specialty-Technology Category for the one- and three-year periods.

   . Small Cap Aggressive Growth Fund (subadvised by Credit Suisse through Nov.
     3, 2006 and WellsCap after Nov. 3, 2006). The Board considered that CSAM was realigning its asset management functions and would no longer be able to serve as investment sub-adviser to the Fund. The Board considered that the sub-advisory fee rate payable to WellsCap is the same as the sub-advisory fee rate that was payable to Credit Suisse. The Board noted that the Fund's actual and contractual sub-advisory fees were above the median of its Sub-advisory Expense Group.

     The Board considered management's report that WellsCap's performance with a similarly managed portfolio had exceeded the performance of Fund (and its predecessor, the Credit Suisse Small Cap Growth Fund), Morningstar Small Growth Category and the Russell 2000 Growth Index for the year-to-date and the one- and three-year periods.

   . Small Cap Fund (subadvised by American Century, Bridgeway, Franklin
     Portfolio and T. Rowe Price). The Board considered that the Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. The Board noted that the Fund's sub-advisory fees were above the median of its Subadvisor Expense Group/Universe. The Board noted that the proposed sub-advisory fee rate payable to Bridgeway was higher than the median and would likely increase the total sub-advisory fees payable by VALIC, and that as a result, VALIC would retain less of its advisory fee. The Board also noted VALIC's current undertakings to maintain expense limitations for the Fund.

     The Board considered that the Fund's performance exceeded the Lipper Small Cap Core Index for the one-, three- and five-year periods and that the Fund was at or trailed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund underperformed its benchmark, the Russell 2000 Index, for the one-, three- and five-year periods. With respect to the addition of Bridgeway, the Board considered Bridgeway's past performance with the Bridgeway Ultra-Small Company Market Fund, noting that it had outperformed the Fund, the Morningstar Small Blend Category and the Russell 2000 Index for the one- and three-year periods. The Directors took into account management's plans for the Fund and concluded that the Fund's performance was satisfactory in light of all factors considered.

   . Small Cap Index Fund (subadvised by AIGGIC). The Board considered that the
     Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the actual advisory fees were slightly below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded or equaled the Lipper Small Cap Core Index and the median of its Performance Group for the one-, three- and five-year periods. The Board also noted that the Fund outperformed the median of its Performance Universe for the one- and three-year periods but slightly trailed the median for the five-year period. The Board also noted that the Fund slightly underperformed its benchmark, the Russell 2000 Index, for the one, three- and five-year periods. The Directors took into account management's discussion of the Fund's performance. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Social Awareness Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund underperformed the Lipper Large Cap Core Index and the median of its Performance Universe for the one- and three-year periods but outperformed the index and median for the five-year period. The Board also noted that the Fund's performance trailed the median of its Performance Group for the one-year period but slightly exceeded the median for the three- and five-year periods. In addition, the Board noted that the Fund slightly outperformed its benchmark, the S&P 500(R) Index, for the one-year period but slightly underperformed the benchmark for the three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Stock Index Fund (subadvised by AIGGIC). The Board considered that the
     Fund's total expenses were above the median of its Expense Group and below the median of its Expense Universe and that the actual advisory fees were at or above the medians of its Expense Group/Universe. The Board also noted that breakpoints added to Funds in October 2005 are not reflected in the Lipper data. In addition, the Board noted that the Fund's sub-advisory fees were below the median of its Expense Group.

     The Board considered that the Fund's performance was no more than 0.12% above or below Lipper S&P 500 Index Category or the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund slightly underperformed its benchmark, the S&P 500(R) Index, for the same periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Value Fund (subadvised by Oppenheimer). The Board considered that the
     Fund's total expenses and actual advisory fees were above the medians of its Expense Group/Universe. The Board also noted that management lowered the Fund's expense cap to 1.10% of total net expenses. The Board also noted that the Fund's proposed sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded or were equal to the Lipper Large Cap Value Index and the medians of its Performance Group/Universe for the three-year period but trailed the index and medians for the one-year period. The Board also noted that the Fund underperformed its benchmark, the Russell 1000 Value Index, for the one- and three-year periods. The Directors took into account management's discussion of the Fund and concluded that the Fund's performance was satisfactory in light of all factors considered.

 The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

  249

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VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 Cost of Services & Benefits Derived. The Board was provided information related to the cost of services and benefits derived in connection with the Advisory Contracts. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory fees and that any collateral benefits derived as a result of providing advisory services to the Funds are de minimis.

 Profitability and Economies of Scale. The Board requested and received information related to VALIC's profitability with respect to the services VALIC provides to the Funds. It was noted that the sub-advisory fees paid pursuant to the Sub-advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives from the Funds under the Advisory Agreements. The Directors also relied on the ability of VALIC to negotiate the Sub-advisory Agreements and the fees thereunder at arm's length. The Boards determined that the profitability to each Sub-adviser in connection with the Sub-advisers' relationship with the Funds is therefore not a material factor in their consideration of the Sub-advisory Agreements. For similar reasons, the potential for the Funds to experience economies of scale from the Sub-advisers' management of the Funds was not considered a material factor in the Boards' approval of the Sub-advisory Agreements, although the Board noted that many of the Funds' sub-advisory fees include breakpoints that reduce the fee rate on assets above specified levels.

 With respect to VALIC, the Board reviewed profitability of other investment advisers and determined that VALIC's profitability was reasonable. Furthermore, the Board noted that VALIC serves as a transfer agent to the Funds and AIG SAAMCo serves as the administrator to the Funds and that the fees for such services are paid for by the Funds.

 The Board noted that certain of the Funds currently have breakpoints in their advisory fees. The Board also noted that VALIC is currently waiving advisory fees or reimbursing expenses for certain of the Funds and that VALIC pays the sub-advisory fees out of the advisory fees that it receives under the Advisory Agreements. In response to the Boards' inquiries, management noted that it believes that each Fund's existing fee schedule and the fee schedules for those Funds for which management is proposing breakpoints or fee reductions reflect the economics of scale inherent in providing investment advice to a Fund in its particular asset category and asset size. The Board concluded that no additional changes to each Fund's advisory fee structure, other than those proposed at the meeting, were currently necessary.

 Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by VALIC. The Boards also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC compensates the Sub-advisers out of the fees it received from the Funds. The Board noted that the Sub-advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining staff and personnel as necessary for it to perform its obligations. The Board considered the termination and liability provisions of the Advisory Contracts as well as other provisions contained therein.

 With respect to the Interim Sub-advisory Agreement with WellsCap, it was noted that the Small Cap Aggressive Fund is unable to rely on VC I's manager-of-managers exemptive order which would permit VALIC to hire new subadvisers and to make changes to existing subadvisory contracts with the approval of the Board but without obtaining shareholder approval. As a result, the Fund is required to seek shareholder approval of The Definitive Sub-Advisory Agreement between VALIC and WellsCap. Due to Credit Suisse's inability to manage the Fund through December 2006, the Board, including a majority of the Independent Directors, approved the Interim Sub-advisory Agreement with WellsCap, which became effective on November 6, 2006. In addition, it was noted that the Interim Sub-advisory Agreement contains certain terms, which are not contained in the Definitive Sub-advisory Agreement, but that are required under Rule 15a-4 under the 1940 Act. Those terms are as follows:

   . The compensation earned under the Interim Sub-Advisory Agreement contract will be held in an interest-bearing escrow account with the Fund's custodian or a bank;

   . If a majority of the Fund's outstanding voting securities approve the Definitive Sub-Advisory Agreement within 150 days from the effective date of the Interim Sub-Advisory Agreement, the amount in the escrow account (including interest earned) will be paid to WellsCap; and

   . If a majority of the Fund's outstanding voting securities do not approve the Definitive Sub-Advisory Agreement with WellsCap, it will be paid, out of the escrow account, the lesser of:

    . any costs incurred in performing the interim contract (plus interest earned on that amount while in escrow); or

    . the total amount in the escrow account (plus interest earned).

 Approved by the shareholders of the Small Cap Aggressive Growth Fund, the Definitive Sub-advisory Agreement will last for an initial term of two years and may be renewed annually thereafter if approved by the Board and a majority of the Independent Directors. The Definitive Sub-advisory Agreement terminates automatically upon its assignment or the termination of the Investment Advisory Agreement between VALIC and VC I, and is terminable at any time, without penalty, by the Board, VALIC, or the holders of a majority of the outstanding shares of the Fund, upon 30 to 60 days' written notice.

 The Board noted that the terms of the Advisory contracts were reasonable.

 Compliance. The Board reviewed the administrator's and VALIC's compliance program and personnel and, VALIC's and each Sub-adviser's regulatory history, including information whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that have a material adverse effect on VALIC's or the Sub-advisers' ability to provide services to the Funds.

 Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each of the Sub-advisers possesses the capability and resources to perform the duties required of it under their respective Advisory Contracts.

VALIC Company I
DIRECTOR INFORMATION -- November 30, 2006
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                           Funds in
                                 Position    Term of Office                                              Fund Complex
Name, Birth Date                 Held With   and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served(4) Principal Occupations During Past Five Years Director(2)
----------------------------------------------------------------------------------------------------------------------
Independent Directors
Thomas J. Brown                Director           2005-     Formerly, Chief Operating Officer and             47
 DOB: December 24, 1945                         Present     Chief Financial Officer, American General
                                                            Asset Management (Investment
                                                            Management), (2000 to 2002).
----------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven           Director           1998-     Retired Administrator.                            90
 DOB: October 6, 1945                           Present








----------------------------------------------------------------------------------------------------------------------
William F. Devin               Chairman/          2001-     Retired.                                          90
 DOB: December 30, 1938        Director(5)      Present
----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Director           1998-     Professor and Head, Department of                 47
 DOB: July 15, 1949                             Present     Neuroscience, and Visscher Chair of
                                                            Physiology, University of Minnesota
                                                            (1999-Present). Formerly, Director,
                                                            Graduate Program in Neuroscience,
                                                            University of Minnesota (1995-1999);
                                                            Professor of Neurosurgery, University of
                                                            Minnesota (1980-1999).
----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Director           1998-     Formerly, Municipal Court Judge, Dallas,          47
 DOB: July 27, 1940                             Present     TX (1995-2006)
----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Director           1984-     President Emeritus, Rice University,              47
 DOB: March 2, 1912                             Present     Houston, Texas (1985-Present); President
                                                            Emeritus, Univ. of Texas, Austin, TX
                                                            (2005-Present).
----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Director           1984-     Pastor Emeritus and Director of Planned           47
 DOB: December 15, 1923                         Present     Giving, First Presbyterian Church,
                                                            Houston, TX (1997-Present).
----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Director           2001-     Vice President of Massachusetts Capital           47
 DOB: December 30, 1949                         Present     Resources Company (1982-Present).

----------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Director           1993-     Retired.                                          47
 DOB: September 26, 1930                        Present
----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director           1998-     President, Morehouse School of Medicine,          47
 DOB: October 28, 1946                          Present     Atlanta GA (2006-Present). Formerly,
                                                            President, Meharry Medical College,
                                                            Nashville, Tennessee (1994-2006).
----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                     Other Directorships
and Address*                         Held by Director(3)
---------------------------------------------------------------
Independent Directors
Thomas J. Brown                Trustee, Merrimac Funds, a
 DOB: December 24, 1945        mutual fund company (2004-
                               Present).

---------------------------------------------------------------
Dr. Judith L. Craven           Director, Belo Corporation, a
 DOB: October 6, 1945          media company (1992-
                               Present); Director SYSCO
                               Corporation, a food marketing
                               and distribution company
                               (1996-Present); Director,
                               Luby's, Inc., a restaurant chain
                               (1998-Present); Director,
                               University of Texas Board of
                               Regents (2001-Present).
---------------------------------------------------------------
William F. Devin               Director, Boston Options
 DOB: December 30, 1938        Exchange (1985-Present).
---------------------------------------------------------------
Dr. Timothy J. Ebner           None.
 DOB: July 15, 1949






---------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
 DOB: July 27, 1940
---------------------------------------------------------------
Dr. Norman Hackerman           Chairman--Scientific Advisory
 DOB: March 2, 1912            Board for The Robert A. Welch
                               Foundation (1983-Present).

---------------------------------------------------------------
Dr. John Wm. Lancaster         None.
 DOB: December 15, 1923

---------------------------------------------------------------
Kenneth J. Lavery              Director, Board of Overseers,
 DOB: December 30, 1949        Newton Wellesley Hospital
                               (1996-Present).
---------------------------------------------------------------
Ben H. Love                    None.
 DOB: September 26, 1930
---------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director, Monarch Dental
 DOB: October 28, 1946         Corporation (1997-Present);
                               Director, Pinnacle Financial
                               Partners, Inc. (2000-Present).
---------------------------------------------------------------

VALIC Company I
DIRECTOR INFORMATION -- November 30, 2006 -- (continued)
--------------------------------------------------------------------------------

                                                                                                  Number of
                                                                                                   Funds in
                         Position    Term of Office                                              Fund Complex
Name, Birth Date         Held With   and Length of                                               Overseen by  Other Directorships
and Address*           VALIC Complex Time Served(4) Principal Occupations During Past Five Years Director(2)  Held by Director(3)
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors
Peter A. Harbeck(1)    Director           2001-     President, CEO and Director, AIG                  99      None
 DOB: January 23, 1954                  Present     SunAmerica Asset Management Corp.
                                                    ("SAAMCo.") (1995-Present); Director,
                                                    AIG SunAmerica Capital Services, Inc.
                                                    ("SACS") (1993 to Present) President and
                                                    CEO, AIG Advisor Group, Inc. (2004-
                                                    Present)
---------------------------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran       President and      2002-     Senior Vice President, VALIC (2001-              N/A      N/A
 DOB: June 4, 1965     Principal        Present     Present); Formerly, Vice President, VC I
                       Executive                    and VC II (2001-2002); Formerly, Vice
                       Officer                      President, American General Fund Group
                                                    (1999-2001); Senior Attorney, American
                                                    General Corp. (1997-1999).
---------------------------------------------------------------------------------------------------------------------------------
Gregory R. Kingston    Treasurer and      2002-     Vice President, SAAMCo (2001-Present);           N/A      N/A
 DOB: January 18, 1966 Principal        Present     Formerly, Vice President, American
                       Financial                    General Investment Management, L.P.
                       Officer                      (1999-2001)
---------------------------------------------------------------------------------------------------------------------------------
Nori L. Gabert         Vice               2000-     Vice President and Deputy General                N/A      N/A
 DOB: August 15, 1953  President and    Present     Counsel, SAAMCo (2001-Present); Vice
                       Secretary                    President and Secretary, VC I and VC II
                                                    (2000-Present).
---------------------------------------------------------------------------------------------------------------------------------

* The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The "Fund Complex" includes the AIG Series Trust, Inc. (6 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund), AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(4)Directors serve until their successors are duly elected and qualified.
(5)Effective July 27, 2005, Mr. Devin became Chairman of the Board.

   Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company I
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
70 Pine Street
New York, NY 10270

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, TX 77046

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Barrow, Hanley, Mewhinney & Strauss, Inc.
2200 Ross Avenue, 31st Floor
Dallas, Texas 75201-2761

Brazos Capital Management, LP
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225

Bridgeway Capital Management, Inc.
5615 Kirby Drive
Suite 518
Houston, TX 77005-2448

Evergreen Investment Management Company, LLC
200 Berkeley Street
Boston, MA 02116-5034

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

Franklin Portfolio Associates, LLC
One Boston Place, 34th Floor
Boston, Massachusetts 02108

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116


OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

RCM Capital Management, LLC ("RCM")
4 Embarcadero Center
San Francisco, California 94111

Templeton Global Advisors, Ltd.,
Lyford Cay
Nassau, Bahamas

Templeton Investment Counsel, LLC
Broward Financial Centre, Suite 2100
Ft. Lauderdale, Florida 33394

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Van Kampen
1221 Avenue of the Americas
New York, New York 10020

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Principal Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Principal Financial Officer
Nori L. Gabert,
Vice President and Secretary
Gregory N. Bressler,
Vice President
Cynthia A. Gibbons,
Vice President and Chief Compliance Officer
Donna Handel,
Vice President and Assistant Treasurer
Kathryn A. Pearce,
Assistant Treasurer
Jeffrey S. Johnston,
Assistant Treasurer
Mark Matthes,
Assistant Secretary

VALIC Company I
--------------------------------------------------------------------------------


DISCLOSURE OF QUARTERLY FUND HOLDINGS

 VALIC Company I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I's Form N-Q is available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company I uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in VALIC Company I's Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

 Information regarding how VALIC Company I voted proxies relating to securities held in the VALIC Company I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

 This report is for the information of the shareholders and variable contract owners participating in VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

 The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

VALIC Company I
SUPPLEMENT TO PROSPECTUS
--------------------------------------------------------------------------------

                Supplement to Prospectus dated October 1, 2006

       This Supplement supersedes the supplement dated October 23, 2006

Core Equity Fund. On January 24, 2007, the Board of Directors approved the termination of Wellington Management Company, LLP ("Wellington Management") and Edge Asset Management, Inc. (formerly, WM Advisers, Inc.) ("EAM") as the investment sub-advisers of the Core Equity Fund, which termination shall become effective in March 2007. In connection with the termination of Wellington Management and EAM, the Board approved an investment sub-advisory agreement with BlackRock Financial Management, LLC ("BlackRock") (the "BlackRock Sub-Advisory Agreement"). Management anticipates that BlackRock will assume sub-advisory duties in March 2007. The Board approved the BlackRock Sub-Advisory Agreement without a shareholder vote pursuant to an exemptive order granted by the Securities and Exchange Commission. As provided in the exemptive order, VALIC Company I will mail to participants owning interests in the Fund an information statement that describes BlackRock, the factors the Board considered in its determination to hire BlackRock, and other information about the Fund.

Science & Technology Fund. Effective January 29, 2007, Wellington Management Company, LLP ("Wellington Management") became a sub-adviser to the Fund.
T. Rowe Price Associates, Inc. ("T. Rowe Price") and RCM Capital Management, LLC ("RCM") will continue to serve as sub-advisers to the Fund. Each sub-adviser will manage approximately one-third of the Fund's assets.

On October 18, 2006, the Board of Directors of VALIC Company I ("VC I") approved a sub-advisory agreement with Wellington Management (the "Wellington Sub-Advisory Agreement"). The Board approved the Wellington Sub-Advisory Agreement without a shareholder vote pursuant to an exemptive order granted by the Securities and Exchange Commission. As provided in the exemptive order, VALIC Company I will mail to participants owning interests in the Fund an information statement that describes Wellington Management, the factors the Board considered in its determination to hire Wellington Management, and other information about the Fund.

Effective January 29, 2007, in the section of the Prospectus titled "About VC I's Management - Investment Sub-advisers," the following information should be inserted under the description of Wellington Management:

   A portion of the assets of the Science & Technology Fund is managed by Wellington Management's Global Technology Investment Team. The team is comprised of Scott E. Simpson, John F. Averill, CFA, Bruce L. Glazer, Anita
   M. Killian, CFA and Eric C. Stromquist.

   Mr. Simpson is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and leads the Global Technology Investment Team and has been with the firm since 1995. Mr. Simpson focuses on the Computer Software industry and all aspects of the Internet, including Online services, Media, and Software companies. Mr. Averill is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and has been with the firm since 1994. Mr. Averill focuses on the Communication Equipment and Components industries and Networking and Storage companies. Mr. Glazer is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and has been with the firm since 1997. Mr. Glazer focuses on the Business Information Technology and Computer Service industries. Ms. Killian is a Vice President and Global Industry Analyst at Wellington Management and has been with the firm since 2000. Ms. Glazer focuses on Asian Technology and the Semiconductor and Telecommunications Equipment industries. Mr. Stromquist is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and has been with the firm since 1989. Mr. Stromquist focuses on the Semiconductor and Computer industries.

Small Cap Aggressive Growth Fund. At a special meeting of the shareholders of the Small Cap Aggressive Growth Fund held on January 19, 2007, the shareholders approved the definitive investment sub-advisory agreement between The Variable Annuity Life Insurance Company ("VALIC") and Wells Capital Management Incorporated ("WellsCap") and approved an arrangement that would permit VALIC, on behalf of the Small Cap Aggressive Growth Fund, to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval. WellsCap assumed sub-advisory duties on November 6, 2006 pursuant to an interim sub-advisory agreement between VALIC and WellsCap.

Effective November 6, 2006, the Prospectus is amended to delete all references to Credit Suisse Asset Management, LLC and to note that WellsCap is the Fund's investment sub-adviser. In addition, the "Investment Risk" section of the Fund's Fact Sheet is amended to add the following:

   Active Trading Risk: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced.

In the section of the Prospectus titled "About VC I's Management - Investment Sub-advisers," the following is inserted after Wellington Management:

   Small Cap Aggressive Growth Fund

   Wells Capital Management Incorporated ("WellsCap")
   525 Market Street, San Francisco, CA 94105

   Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of June 30, 2006, WellsCap managed over $174 billion in assets.

   The Small Cap Aggressive Growth Fund is co-managed by Jerome "Cam" Philpott, CFA and Stuart Roberts. Mr. Philpott joined WellsCap in 2003 as a Portfolio Manager. Previously, he was a portfolio manager and analyst with Montgomery Asset Management ("Montgomery"), which he joined in 1991 as an analyst for its small cap equity team. Mr. Roberts joined WellsCap in 2003 as a Portfolio Manager. Prior to joining WellsCap, Mr. Roberts was a senior portfolio manager with Montgomery where he managed the Small Cap Growth Fund since its inception in 1990. He has focused on small-cap growth investments since 1983.

Date: January 26, 2007

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on "AIG VALIC Online"
                        in the Login Section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.448.2542 .  View your account portfolio including values and AIG VALIC Online. .  View, download or print account and transaction confirmation statements
                        .  View current and historical fund performance and
                           unit values
                        .  View or download transaction history
                        .  View your financial advisor's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        .  Change your contact information such as telephone,
                           address or e-mail
                        .  Initiate account transactions including:
                        (greater than)Allocation changes
                        (greater than)Transfer money among investment options
                        (greater than)
                                      Rebalance account to your desired allocation mix
                        .  Loan modeling
                        .  Request forms for a variety of services
                        .  Ability to display information from other accounts
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click "AIG VALIC Online" in the Login Section
                        .  Click "I am a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-448-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC'S toll-free automated phone line providing 24-hour access to your account.


                                             ---------------
                   VALIC Company I              PRSRT STD
                   P.O. Box 3206              U.S. POSTAGE
                   Houston, Texas 77253-3206      PAID
                                              LANCASTER, PA
                                             PERMIT NO. 1765
                                             ---------------

VL 4873 VER 11/06

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the Registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

        (a)   (1) Not applicable.

              (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
              Exhibit 99.CERT.

              (3) Not applicable.

        (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: February 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: February 7, 2007

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: February 7, 2007